UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

John T. Genoy

President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: May 31

Date of reporting period: February 28, 2015

Item 1.	Schedule of Investments.

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS - February 28, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 53.5%
Advertising Agencies - 0.0%

Interpublic Group of Cos., Inc.	519	$11,574
Omnicom Group, Inc.	633	50,349

		61,923

Advertising Services - 0.1%

Dentsu, Inc.	2,400	104,527
Publicis Groupe SA	1,039	84,725
Sizmek, Inc.†	422	3,334

		192,586

Aerospace/Defense - 1.0%

Aerovironment, Inc.†	385	10,553
BAE Systems PLC	18,416	151,256
Boeing Co.	407	61,396
Cubic Corp.	418	21,849
General Dynamics Corp.	2,894	401,629
Lockheed Martin Corp.	2,757	551,538
National Presto Industries, Inc.#	96	5,821
Northrop Grumman Corp.	3,175	526,129
Raytheon Co.	548	59,606
Spirit AeroSystems Holdings, Inc., Class A†	1,195	58,806

		1,848,583

Aerospace/Defense-Equipment - 0.4%

AAR Corp.	730	21,462
Airbus Group NV	1,470	91,018
Curtiss-Wright Corp.	926	67,209
GenCorp, Inc.†#	1,209	23,334
Kaman Corp.	523	21,705
Moog, Inc., Class A†	783	59,085
United Technologies Corp.	2,963	361,219

		645,032

Agricultural Chemicals - 0.0%

Intrepid Potash, Inc.†#	1,083	15,292

Agricultural Operations - 0.2%

Andersons, Inc.	517	22,888
Archer-Daniels-Midland Co.	6,561	314,141
Bunge, Ltd.	308	25,188

		362,217

Airlines - 0.2%

Alaska Air Group, Inc.	1,547	98,467
Allegiant Travel Co.	262	48,108
Delta Air Lines, Inc.	2,125	94,605
easyJet PLC†	342	9,145
SkyWest, Inc.	982	14,357
Southwest Airlines Co.	442	19,112
United Continental Holdings, Inc.†	1,227	79,976

		363,770

Airport Development/Maintenance - 0.0%

Aeroports de Paris	578	70,438

Apparel Manufacturers - 0.2%

Burberry Group PLC	5,503	159,041
Christian Dior SE	717	139,089
G-III Apparel Group, Ltd.†	368	38,725
Hermes International#	37	11,939
Michael Kors Holdings, Ltd.†	349	23,526
Oxford Industries, Inc.	279	15,353
Quiksilver, Inc.†#	2,338	4,910

		392,583

Appliances - 0.0%

iRobot Corp.†	568	18,659

Applications Software - 1.0%

Citrix Systems, Inc.†	554	35,276
Dealertrack Technologies, Inc.†	853	33,924
Ebix, Inc.#	553	14,533
Epiq Systems, Inc.	602	10,595
Intuit, Inc.	4,542	443,435
Microsoft Corp.	26,600	1,166,410
Progress Software Corp.†	965	26,383
Tangoe, Inc.†	700	8,687

		1,739,243

Athletic Footwear - 0.1%

adidas AG	997	77,462
NIKE, Inc., Class B	1,365	132,569

		210,031

Audio/Video Products - 0.2%

Daktronics, Inc.	751	7,683
DTS, Inc.†	330	9,725
Panasonic Corp.#	13,500	168,715
Sony Corp.†#	6,300	179,823
Universal Electronics, Inc.†	304	17,179
VOXX International Corp.†	346	2,975

		386,100

Auto Repair Centers - 0.0%

Monro Muffler Brake, Inc.	606	38,323

Auto-Cars/Light Trucks - 1.0%

Bayerische Motoren Werke AG	1,529	193,346
Daimler AG	1,059	102,521
Fiat Chrysler Automobiles NV†	271	4,182
Fuji Heavy Industries, Ltd.	4,800	162,949
Honda Motor Co., Ltd.	7,400	244,316
Isuzu Motors, Ltd.	5,900	85,670
Nissan Motor Co., Ltd.	7,300	77,134
Suzuki Motor Corp.	3,300	104,276
Toyota Motor Corp.	12,000	808,828

		1,783,222

Auto/Truck Parts & Equipment-Original - 0.5%

Aisin Seiki Co., Ltd.	2,500	92,059
Allison Transmission Holdings, Inc.	4,070	129,507
Delphi Automotive PLC	3,672	289,501
Denso Corp.	1,700	79,838
GKN PLC	7,469	42,111
Superior Industries International, Inc.	430	8,351
Titan International, Inc.#	1,033	10,309
Toyota Industries Corp.	2,600	146,708

		798,384

Auto/Truck Parts & Equipment-Replacement - 0.0%

Dorman Products, Inc.†#	591	26,069
Standard Motor Products, Inc.	401	16,810

		42,879

Banks-Commercial - 2.0%

Banco de Sabadell SA	8,688	23,868
Banco Santander SA	27,298	199,569
Bank of Kyoto, Ltd.†	11,000	107,678
Bank of the Ozarks, Inc.	1,346	49,264
Bank of Yokohama, Ltd.	22,000	136,349
Bankia SA†	5,049	7,334
Banner Corp.	377	16,460
BBCN Bancorp, Inc.	1,531	21,051
CaixaBank SA	5,402	25,087
Cardinal Financial Corp.	616	12,055
Central Pacific Financial Corp.	527	12,089
Chiba Bank, Ltd.†	11,000	82,851
City Holding Co.	298	13,753
Columbia Banking System, Inc.	1,027	28,941
Community Bank System, Inc.	781	27,741
CVB Financial Corp.	1,850	28,952
Danske Bank A/S	2,595	68,724
DNB ASA	2,807	45,697
East West Bancorp, Inc.	3,278	130,956
First BanCorp†	2,005	13,213
First Commonwealth Financial Corp.	1,775	15,052
First Financial Bancorp	1,182	20,602
First Financial Bankshares, Inc.#	1,231	32,338
First Horizon National Corp.	17,970	256,791
First Midwest Bancorp, Inc.	1,452	24,829
FNB Corp.	3,346	42,929
Glacier Bancorp, Inc.	1,444	35,075
Hanmi Financial Corp.	619	12,213
Home BancShares, Inc.	1,131	35,796
Independent Bank Corp.	500	20,910
Intesa Sanpaolo SpA	38,293	127,870
Joyo Bank, Ltd.#	19,000	101,969
KBC Groep NV†	1,757	106,606
LegacyTexas Financial Group, Inc.	699	16,077
MB Financial, Inc.	1,238	38,613
Mizuho Financial Group, Inc.	87,400	161,101
National Penn Bancshares, Inc.	2,387	25,613
NBT Bancorp, Inc.	842	20,216
OFG Bancorp	859	14,990
Old National Bancorp	2,058	28,997
Pinnacle Financial Partners, Inc.	639	26,838
PrivateBancorp, Inc.	1,354	47,024
Regions Financial Corp.	48,628	467,315
S&T Bancorp, Inc.	571	16,176
Signature Bank†	974	120,143
Simmons First National Corp., Class A	309	12,654
Southside Bancshares, Inc.#	424	12,173
Sumitomo Mitsui Financial Group, Inc.	5,500	218,828
Sumitomo Mitsui Trust Holdings, Inc.#	21,000	86,984
Susquehanna Bancshares, Inc.	3,492	46,828
Swedbank AB, Class A	6,230	162,158
Texas Capital Bancshares, Inc.†	880	40,858
Tompkins Financial Corp.	226	11,741
TrustCo Bank Corp.	1,814	12,263
UMB Financial Corp.	727	37,470
Unione di Banche Italiane SCpA	1,758	13,791
United Bankshares, Inc.#	1,227	45,951
United Community Banks, Inc.	870	16,547
Westamerica Bancorporation	496	21,363
Wilshire Bancorp, Inc.	1,351	12,848
Wintrust Financial Corp.	900	42,381

		3,662,553

Banks-Fiduciary - 0.0%

Boston Private Financial Holdings, Inc.	1,593	19,992

Banks-Super Regional - 0.9%

Comerica, Inc.	3,553	162,656
Fifth Third Bancorp	16,873	326,661
KeyCorp	19,203	267,498
SunTrust Banks, Inc.	4,433	181,753
Wells Fargo & Co.	11,915	652,823

		1,591,391

Batteries/Battery Systems - 0.0%

EnerSys	874	57,072

Beverages-Non-alcoholic - 0.4%

Coca-Cola Co.	1,942	84,089
Coca-Cola Enterprises, Inc.	1,948	89,997
Monster Beverage Corp.†	532	75,076
PepsiCo, Inc.	5,319	526,475

		775,637

Brewery - 0.3%

Anheuser-Busch InBev NV	110	13,996
Asahi Group Holdings, Ltd.	2,900	89,612
Carlsberg A/S, Class B	977	83,585
Heineken Holding NV	2,077	144,500
Heineken NV#	2,054	160,529
Kirin Holdings Co., Ltd.#	6,500	85,009

		577,231

Broadcast Services/Program - 0.0%

Discovery Communications, Inc., Class C†	1,209	36,887

Building & Construction Products-Misc. - 0.1%

Drew Industries, Inc.†	455	26,841
Geberit AG	25	8,905
Gibraltar Industries, Inc.†	540	7,916
Quanex Building Products Corp.	718	14,066
Simpson Manufacturing Co., Inc.	801	28,996

		86,724

Building & Construction-Misc. - 0.1%

Aegion Corp.†	730	13,205
Bouygues SA	565	22,401
Comfort Systems USA, Inc.	734	13,726
Dycom Industries, Inc.†	654	29,005
Ferrovial SA†	4,023	85,267

		163,604

Building Products-Air & Heating - 0.1%

AAON, Inc.	807	18,166
Daikin Industries, Ltd.	1,300	84,732

		102,898

Building Products-Cement - 0.0%

Headwaters, Inc.†	1,415	23,234

Building Products-Doors & Windows - 0.0%

Apogee Enterprises, Inc.	557	25,538
Griffon Corp.	827	13,497
PGT, Inc.†	938	9,540

		48,575

Building Products-Wood - 0.0%

Boise Cascade Co.†	758	26,993
Universal Forest Products, Inc.	384	20,755

		47,748

Building-Heavy Construction - 0.0%

ACS Actividades de Construccion y Servicios SA	868	32,268
Orion Marine Group, Inc.†	560	5,712

		37,980

Building-Maintenance & Services - 0.1%

ABM Industries, Inc.	994	30,904
Babcock International Group PLC	6,160	96,052

		126,956

Building-Mobile Home/Manufactured Housing - 0.0%

Winnebago Industries, Inc.	519	12,046

Building-Residential/Commercial - 0.2%

Daiwa House Industry Co., Ltd.#	4,800	94,395
M/I Homes, Inc.†	472	10,275
Meritage Homes Corp.†	714	31,780
Persimmon PLC	1,217	33,143
Ryland Group, Inc.	888	40,404
Sekisui Chemical Co., Ltd.	8,000	102,654
Sekisui House, Ltd.	6,500	87,618
Standard Pacific Corp.†	2,906	25,399

		425,668

Cable/Satellite TV - 1.1%

Cablevision Systems Corp., Class A#	9,098	170,861
Comcast Corp., Class A	16,051	953,108
DIRECTV†	3,996	354,046
Sky PLC	6,233	95,891
Time Warner Cable, Inc.	3,001	462,304

		2,036,210

Casino Hotels - 0.3%

Boyd Gaming Corp.†	1,505	20,784
Las Vegas Sands Corp.	4,388	249,677
MGM Resorts International†	9,750	211,868
Monarch Casino & Resort, Inc.†	197	3,585

		485,914

Casino Services - 0.0%

Scientific Games Corp., Class A†#	948	12,807

Cellular Telecom - 0.1%

NTT DOCOMO, Inc.#	5,400	95,902
Vodafone Group PLC	14,582	50,518

		146,420

Chemicals-Diversified - 1.2%

Aceto Corp.	524	11,219
Akzo Nobel NV	1,350	100,312
Arkema SA	1,284	96,155
Asahi Kasei Corp.	16,000	165,316
BASF SE†	1,991	190,831
Dow Chemical Co.	8,781	432,376
E.I. du Pont de Nemours & Co.	527	41,027
Innophos Holdings, Inc.	419	23,518
K+S AG	652	21,031
Koppers Holdings, Inc.	399	6,432
Kuraray Co., Ltd.	8,700	119,636
LyondellBasell Industries NV, Class A	5,569	478,433
Mitsubishi Chemical Holdings Corp.	16,400	91,292
PPG Industries, Inc.	610	143,582
Shin-Etsu Chemical Co., Ltd.	1,900	130,288

		2,051,448

Chemicals-Fibers - 0.0%

Rayonier Advanced Materials, Inc.	821	15,238

Chemicals-Other - 0.0%

American Vanguard Corp.	511	5,759

Chemicals-Plastics - 0.0%

A. Schulman, Inc.	561	23,887
EMS-Chemie Holding AG	21	9,230

		33,117

Chemicals-Specialty - 0.1%

Balchem Corp.	592	34,881
Calgon Carbon Corp.	1,024	21,125
H.B. Fuller Co.	969	43,314
Hawkins, Inc.	183	7,135
Kraton Performance Polymers, Inc.†	631	12,734
Lonza Group AG	70	8,627
OM Group, Inc.	583	16,785
Quaker Chemical Corp.	255	20,701
Stepan Co.	367	15,076
Zep, Inc.	464	7,716

		188,094

Circuit Boards - 0.0%

Park Electrochemical Corp.	412	8,945
TTM Technologies, Inc.†	1,008	8,880

		17,825

Coal - 0.0%

Arch Coal, Inc.†#	3,908	5,119
Cloud Peak Energy, Inc.†	1,178	9,766
SunCoke Energy, Inc.	1,259	22,977

		37,862

Commercial Services - 0.1%

Aggreko PLC	231	6,091
Edenred	581	15,851
Healthcare Services Group, Inc.	1,359	45,622
Medifast, Inc.†	214	6,771
Nutrisystem, Inc.	553	9,517
Providence Service Corp.†	234	10,764

		94,616

Commercial Services-Finance - 0.4%

Cardtronics, Inc.†	857	31,358
Green Dot Corp., Class A†	697	10,810
Heartland Payment Systems, Inc.	698	34,223
MasterCard, Inc., Class A	6,954	626,764

		703,155

Communications Software - 0.0%

Digi International, Inc.†	470	4,973
SolarWinds, Inc.†	344	17,451

		22,424

Computer Aided Design - 0.1%

ANSYS, Inc.†	1,619	139,185

Computer Data Security - 0.0%

Gemalto NV#	370	30,035

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.	754	24,136

Computer Services - 0.6%

Accenture PLC, Class A	1,966	176,999
Amdocs, Ltd.	187	9,818
CACI International, Inc., Class A†	458	39,979
Ciber, Inc.†	1,433	5,617
Cognizant Technology Solutions Corp., Class A†	5,258	328,546
Computer Sciences Corp.	1,061	75,246
Engility Holdings, Inc.	338	12,202
ExlService Holdings, Inc.†	599	20,905
IGATE Corp.†	685	29,318
Insight Enterprises, Inc.†	788	20,724
International Business Machines Corp.	374	60,566
LivePerson, Inc.†	956	11,027
Manhattan Associates, Inc.†	1,437	71,634
MAXIMUS, Inc.	1,268	75,104
Sykes Enterprises, Inc.†	749	17,414
TeleTech Holdings, Inc.	330	8,019
Virtusa Corp.†	516	20,310

		983,428

Computer Software - 0.0%

Blackbaud, Inc.	891	40,451

Computers - 1.8%

Apple, Inc.	20,165	2,590,396
Hewlett-Packard Co.	16,304	568,031

		3,158,427

Computers-Integrated Systems - 0.2%

Agilysys, Inc.†	273	2,700
Brocade Communications Systems, Inc.	14,207	176,025
Fujitsu, Ltd.#	14,000	84,368
Mercury Systems, Inc.†	633	10,774
MTS Systems Corp.	290	21,010
NetScout Systems, Inc.†	721	29,071
Super Micro Computer, Inc.†	673	27,041

		350,989

Computers-Memory Devices - 0.1%

EMC Corp.	2,658	76,923
NetApp, Inc.	2,340	90,441

		167,364

Computers-Periphery Equipment - 0.1%

Electronics for Imaging, Inc.†	905	36,743
Synaptics, Inc.†	711	61,110

		97,853

Consulting Services - 0.1%

Forrester Research, Inc.	225	8,465
Gartner, Inc.†	1,731	143,863
Navigant Consulting, Inc.†	931	13,025

		165,353

Consumer Products-Misc. - 0.4%

Central Garden and Pet Co., Class A†	822	7,957
Clorox Co.	835	90,714
Helen of Troy, Ltd.†	514	39,383
Kimberly-Clark Corp.	5,454	598,085
WD-40 Co.	264	21,437

		757,576

Containers-Metal/Glass - 0.1%

Ball Corp.	2,646	189,745

Containers-Paper/Plastic - 0.0%

KapStone Paper and Packaging Corp.	1,628	56,101

Cosmetics & Toiletries - 0.3%

Avon Products, Inc.	1,975	16,807
Inter Parfums, Inc.	326	9,268
Kao Corp.	3,200	143,114
Procter & Gamble Co.	4,337	369,209

		538,398

Cruise Lines - 0.0%

Royal Caribbean Cruises, Ltd.	165	12,609

Data Processing/Management - 0.1%

CSG Systems International, Inc.	659	19,711
Dun & Bradstreet Corp.	428	56,701
Fiserv, Inc.†	231	18,034

		94,446

Decision Support Software - 0.0%

Interactive Intelligence Group, Inc.†	324	13,751

Dental Supplies & Equipment - 0.1%

DENTSPLY International, Inc.	1,549	82,112

Diagnostic Equipment - 0.0%

Affymetrix, Inc.†	1,414	16,544

Diagnostic Kits - 0.0%

Meridian Bioscience, Inc.	799	15,820

Dialysis Centers - 0.1%

Fresenius SE & Co. KGaA	2,405	137,742

Direct Marketing - 0.0%

Harte-Hanks, Inc.	835	6,471

Disposable Medical Products - 0.4%

C.R. Bard, Inc.	3,390	573,384
ICU Medical, Inc.†	260	23,117
Merit Medical Systems, Inc.†	833	16,335

		612,836

Distribution/Wholesale - 0.1%

Fossil Group, Inc.†	263	22,621
Pool Corp.	836	57,826
ScanSource, Inc.†	549	19,962
United Stationers, Inc.	749	30,252

		130,661

Diversified Banking Institutions - 1.2%

Bank of America Corp.	45,480	719,039
BNP Paribas SA	3,744	218,243
Citigroup, Inc.	1,580	82,824
Credit Agricole SA	4,543	63,904
Credit Suisse Group AG	1,087	26,532
HSBC Holdings PLC	41,829	372,807
JPMorgan Chase & Co.	4,447	272,512
Mitsubishi UFJ Financial Group, Inc.	53,500	347,811
Natixis SA	5,440	39,387

		2,143,059

Diversified Manufacturing Operations - 0.9%

3M Co.	2,260	381,149
Actuant Corp., Class A	1,189	30,248
AZZ, Inc.	494	22,437
Barnes Group, Inc.	944	37,779
Dover Corp.	3,669	264,351
EnPro Industries, Inc.	463	30,452
Fabrinet†	569	10,214
Federal Signal Corp.	1,203	19,837
General Electric Co.	13,670	355,283
Illinois Tool Works, Inc.	1,559	154,123
ITT Corp.	1,219	50,064
LSB Industries, Inc.†	375	14,093
Lydall, Inc.†	328	10,450
Pentair PLC	1,794	119,247
Siemens AG	101	11,282
Standex International Corp.	245	17,763
Toshiba Corp.#	22,000	90,924
Tredegar Corp.	491	10,095

		1,629,791

Diversified Minerals - 0.2%

Anglo American PLC	6,124	114,400
BHP Billiton PLC	8,479	211,605
US Silica Holdings, Inc.#	1,039	33,674

		359,679

Diversified Operations - 0.0%

Industrivarden AB, Class C†	3,111	59,854

Diversified Operations/Commercial Services - 0.0%

Bunzl PLC	1,572	46,015
Viad Corp.	375	9,960

		55,975

Drug Delivery Systems - 0.0%

Depomed, Inc.†	1,131	24,825

E-Commerce/Products - 0.2%

Amazon.com, Inc.†	369	140,279
Blue Nile, Inc.†	227	6,806
eBay, Inc.†	2,598	150,450
FTD Cos., Inc.†	359	12,493
Stamps.com, Inc.†	281	15,753

		325,781

E-Commerce/Services - 0.3%

Expedia, Inc.	2,002	183,684
Priceline Group, Inc.†	292	361,344

		545,028

E-Marketing/Info - 0.0%

comScore, Inc.†	659	33,998
Liquidity Services, Inc.†#	472	4,663
QuinStreet, Inc.†	684	4,590

		43,251

E-Services/Consulting - 0.1%

CDW Corp.	2,090	78,647
Perficient, Inc.†	661	13,140

		91,787

Electric Products-Misc. - 0.3%

Emerson Electric Co.	8,159	472,569
Littelfuse, Inc.	433	43,439

		516,008

Electric-Generation - 0.2%

AES Corp.	28,929	375,209
Electricite de France SA	719	19,873
Enel Green Power SpA	15,454	33,066

		428,148

Electric-Integrated - 0.7%

ALLETE, Inc.	814	44,640
Ameren Corp.	171	7,252
Avista Corp.	1,104	37,646
Chubu Electric Power Co., Inc.†#	7,900	97,343
DTE Energy Co.	221	18,129
Duke Energy Corp.	364	28,592
E.ON SE	5,197	84,008
EDP - Energias de Portugal SA	8,080	31,882
El Paso Electric Co.	777	29,386
Enel SpA†	19,578	90,220
Exelon Corp.	10,957	371,661
Fortum Oyj†	2,188	49,851
GDF Suez	4,494	99,952
Great Plains Energy, Inc.	3,673	97,739
Iberdrola SA	9,046	61,821
MDU Resources Group, Inc.	1,095	24,418
NorthWestern Corp.	885	47,958
PG&E Corp.	959	51,527
UIL Holdings Corp.	1,090	55,099

		1,329,124

Electronic Components-Misc. - 0.4%

Bel Fuse, Inc., Class B	212	4,047
Benchmark Electronics, Inc.†	1,022	23,976
Corning, Inc.	251	6,124
CTS Corp.	642	11,209
Hoya Corp.	4,900	197,741
Koninklijke Philips NV	3,753	112,429
Kyocera Corp.	2,000	100,999
Methode Electronics, Inc.	735	28,584
Murata Manufacturing Co., Ltd.	1,300	160,238
OSI Systems, Inc.†	358	25,944
Plexus Corp.†	646	26,002
Rogers Corp.†	352	27,555
Sanmina Corp.†	1,587	36,025

		760,873

Electronic Components-Semiconductors - 0.9%

ARM Holdings PLC	2,621	46,898
CEVA, Inc.†	397	7,904
Diodes, Inc.†	705	20,085
DSP Group, Inc.†	388	4,381
Entropic Communications, Inc.†	1,827	5,390
Intel Corp.	17,508	582,141
Kopin Corp.†	1,256	5,439
Micron Technology, Inc.†	451	13,832
Microsemi Corp.†	1,830	58,999
Monolithic Power Systems, Inc.	694	36,595
QLogic Corp.†	1,695	25,442
Skyworks Solutions, Inc.	111	9,740
Texas Instruments, Inc.	12,786	751,817

		1,568,663

Electronic Measurement Instruments - 0.1%

Badger Meter, Inc.	278	16,235
ESCO Technologies, Inc.	506	19,501
FARO Technologies, Inc.†	332	19,910
Keyence Corp.	200	102,153

		157,799

Electronic Security Devices - 0.0%

American Science & Engineering, Inc.	130	6,798
TASER International, Inc.†#	1,011	23,738

		30,536

Electronics-Military - 0.1%

Safran SA	1,223	86,085

Energy-Alternate Sources - 0.0%

FutureFuel Corp.	422	5,190
Green Plains, Inc.	659	15,322

		20,512

Engineering/R&D Services - 0.1%

EMCOR Group, Inc.	1,244	54,773
Exponent, Inc.	247	21,373
Jacobs Engineering Group, Inc.†	1,172	51,966
JGC Corp.	5,000	102,571

		230,683

Engines-Internal Combustion - 0.0%

Briggs & Stratton Corp.	857	17,860

Enterprise Software/Service - 0.2%

ManTech International Corp., Class A	458	15,160
MedAssets, Inc.†	1,159	22,264
MicroStrategy, Inc., Class A†	174	31,031
Omnicell, Inc.†	689	24,149
Oracle Corp.	6,529	286,101
SYNNEX Corp.	538	41,023

		419,728

Entertainment Software - 0.2%

Activision Blizzard, Inc.	11,800	275,176
Electronic Arts, Inc.†	1,536	87,829
Take-Two Interactive Software, Inc.†	1,621	42,940

		405,945

Environmental Consulting & Engineering - 0.0%

Tetra Tech, Inc.	1,206	30,669

Filtration/Separation Products - 0.1%

Alfa Laval AB#	4,958	99,553

Finance-Consumer Loans - 0.1%

Encore Capital Group, Inc.†	461	18,426
Enova International, Inc.†	513	11,845
PRA Group, Inc.†	964	48,287
World Acceptance Corp.†#	175	14,369

		92,927

Finance-Credit Card - 0.5%

American Express Co.	1,040	84,853
Discover Financial Services	1,264	77,079
Visa, Inc., Class A	2,981	808,775

		970,707

Finance-Investment Banker/Broker - 0.5%

Daiwa Securities Group, Inc.	13,000	104,859
Evercore Partners, Inc., Class A	694	35,554
FXCM, Inc., Class A#	816	1,722
Greenhill & Co., Inc.	509	19,703
Interactive Brokers Group, Inc., Class A	1,125	35,854
Investment Technology Group, Inc.†	670	15,088
Lazard, Ltd., Class A	5,710	290,525
Nomura Holdings, Inc.	18,000	110,596
Piper Jaffray Cos.†	314	17,191
TD Ameritrade Holding Corp.	4,576	165,971

		797,063

Finance-Leasing Companies - 0.1%

ORIX Corp.	7,400	104,945

Finance-Other Services - 0.2%

CME Group, Inc.	1,880	180,348
MarketAxess Holdings, Inc.	720	57,305
NASDAQ OMX Group, Inc.	773	38,774
WageWorks, Inc.†	633	36,366

		312,793

Firearms & Ammunition - 0.0%

Sturm Ruger & Co., Inc.#	373	19,381

Food-Canned - 0.0%

Seneca Foods Corp., Class A†	146	3,948

Food-Catering - 0.0%

Compass Group PLC	1,030	18,319

Food-Confectionery - 0.0%

Chocoladefabriken Lindt & Sprungli AG (Participation Certificate)	10	55,017

Food-Meat Products - 0.0%

Darling Ingredients, Inc.†	3,173	55,274

Food-Misc./Diversified - 1.0%

Ajinomoto Co., Inc.	6,000	115,210
Associated British Foods PLC	2,583	124,618
B&G Foods, Inc.	1,034	29,624
Cal-Maine Foods, Inc.#	577	21,712
Calbee, Inc.	2,700	102,019
Diamond Foods, Inc.†	509	13,718
General Mills, Inc.	3,964	213,224
Ingredion, Inc.	2,025	166,475
J&J Snack Foods Corp.	287	29,041
Kellogg Co.	6,163	397,390
Mondelez International, Inc., Class A	2,263	83,584

Nestle SA	4,299	335,496
Orkla ASA	3,854	30,265
Snyder’s-Lance, Inc.	1,001	30,881
Unilever PLC	775	34,291

		1,727,548

Food-Retail - 0.2%

Carrefour SA	2,399	79,370
Casino Guichard Perrachon SA	746	70,208
Koninklijke Ahold NV	6,085	114,160
Metro AG	275	9,206
Seven & I Holdings Co., Ltd.	3,600	137,635

		410,579

Food-Wholesale/Distribution - 0.1%

Calavo Growers, Inc.	296	12,417
SpartanNash Co.	722	19,169
Sysco Corp.	1,162	45,307

		76,893

Footwear & Related Apparel - 0.1%

Crocs, Inc.†	1,601	17,851
Iconix Brand Group, Inc.†	925	31,237
Skechers U.S.A., Inc., Class A†	790	53,831
Steven Madden, Ltd.†	1,088	39,723
Wolverine World Wide, Inc.	1,957	59,806

		202,448

Forestry - 0.0%

Deltic Timber Corp.	212	14,030

Funeral Services & Related Items - 0.0%

Matthews International Corp., Class A	573	27,716

Gambling (Non-Hotel) - 0.0%

Pinnacle Entertainment, Inc.†#	1,157	29,781

Garden Products - 0.0%

Toro Co.	1,073	72,588

Gas-Distribution - 0.5%

AGL Resources, Inc.	3,217	157,987
CenterPoint Energy, Inc.	2,110	43,867
Enagas SA	1,477	45,321
Gas Natural SDG SA	1,895	45,794
Laclede Group, Inc.	833	43,116
New Jersey Resources Corp.	814	50,940
Northwest Natural Gas Co.	522	24,664
Osaka Gas Co., Ltd.	28,000	115,488
Piedmont Natural Gas Co., Inc.	1,510	56,323
South Jersey Industries, Inc.	648	36,729
Southwest Gas Corp.	896	51,305
Tokyo Gas Co., Ltd.	21,000	127,834

		799,368

Golf - 0.0%

Callaway Golf Co.	1,489	13,386

Hazardous Waste Disposal - 0.0%

US Ecology, Inc.#	416	20,309

Health Care Cost Containment - 0.0%

CorVel Corp.†	164	5,811
ExamWorks Group, Inc.†	656	26,502

		32,313

Home Furnishings - 0.1%

American Woodmark Corp.†	239	12,586
Ethan Allen Interiors, Inc.	501	13,442
La-Z-Boy, Inc.	997	24,875
Select Comfort Corp.†	1,026	32,934

		83,837

Hotels/Motels - 0.2%

Accor SA	403	21,117
Choice Hotels International, Inc.	805	51,093
Hilton Worldwide Holdings, Inc.†	3,512	99,284
InterContinental Hotels Group PLC	878	35,921
Marcus Corp.	358	6,977
Starwood Hotels & Resorts Worldwide, Inc.	705	56,633
Wyndham Worldwide Corp.	348	31,835

		302,860

Human Resources - 0.3%

Adecco SA	1,132	89,054
AMN Healthcare Services, Inc.†	896	20,214
CDI Corp.	277	5,097
Cross Country Healthcare, Inc.†	576	7,465
Heidrick & Struggles International, Inc.	331	7,924
Insperity, Inc.	440	22,792
Kelly Services, Inc., Class A	583	10,092
Korn/Ferry International†	966	29,560
ManpowerGroup, Inc.	2,212	177,977
Monster Worldwide, Inc.†	1,678	11,276
On Assignment, Inc.†	915	34,962
Resources Connection, Inc.	741	13,131
TrueBlue, Inc.†	815	18,753

		448,297

Identification Systems - 0.0%

Brady Corp., Class A	918	24,749
Checkpoint Systems, Inc.†	802	10,827

		35,576

Import/Export - 0.3%

ITOCHU Corp.	9,400	105,296
Marubeni Corp.	21,000	129,028
Mitsubishi Corp.	4,800	95,920
Mitsui & Co., Ltd.	8,900	123,688
Sumitomo Corp.	8,200	90,140

		544,072

Independent Power Producers - 0.1%

Calpine Corp.†	7,557	160,209
NRG Energy, Inc.	2,389	57,288

		217,497

Industrial Automated/Robotic - 0.2%

FANUC Corp.#	900	172,627
Rockwell Automation, Inc.	828	96,909

		269,536

Industrial Gases - 0.3%

Air Liquide SA	1,052	139,032
Praxair, Inc.	2,880	368,352

		507,384

Instruments-Controls - 0.2%

Honeywell International, Inc.	2,191	225,191
Watts Water Technologies, Inc., Class A	548	30,129

		255,320

Insurance Brokers - 0.0%

eHealth, Inc.†	346	3,149

Insurance-Life/Health - 0.7%

Aflac, Inc.	5,844	363,789
American Equity Investment Life Holding Co.	1,456	41,482
Aviva PLC	8,945	74,435
Dai-ichi Life Insurance Co., Ltd.	5,500	83,149
Legal & General Group PLC	31,182	134,552
Old Mutual PLC	13,400	46,568
Principal Financial Group, Inc.	267	13,662
Prudential Financial, Inc.	4,732	382,582
StanCorp Financial Group, Inc.	1,394	92,227

		1,232,446

Insurance-Multi-line - 0.9%

ACE, Ltd.	2,797	318,886
Allianz SE	708	118,526
Allstate Corp.	2,643	186,596
Assicurazioni Generali SpA	4,706	96,899
Assurant, Inc.	858	52,570
AXA SA	5,861	148,818
Baloise Holding AG	1,019	132,539
CNP Assurances	1,538	25,498
Horace Mann Educators Corp.	807	26,010
MetLife, Inc.	6,356	323,075
United Fire Group, Inc.	394	11,363
Voya Financial, Inc.	1,852	81,840

		1,522,620

Insurance-Property/Casualty - 0.6%

Admiral Group PLC	791	18,013
AMERISAFE, Inc.	362	15,037
Employers Holdings, Inc.	611	14,413
HCI Group, Inc.	170	8,044
Infinity Property & Casualty Corp.	221	17,139
Meadowbrook Insurance Group, Inc.	920	7,691
MS&AD Insurance Group Holdings, Inc.	3,300	91,117
Navigators Group, Inc.†	209	15,614
ProAssurance Corp.	1,103	49,624
Progressive Corp.	11,604	309,247
RLI Corp.	713	34,502
Safety Insurance Group, Inc.	243	14,216
Selective Insurance Group, Inc.	1,086	29,572
Sompo Japan Nipponkoa Holdings, Inc.	3,200	99,564
Stewart Information Services Corp.	427	16,068
Tokio Marine Holdings, Inc.	3,800	138,198
Travelers Cos., Inc.	1,406	151,061
United Insurance Holdings Corp.	310	7,567
Universal Insurance Holdings, Inc.	560	13,944

		1,050,631

Insurance-Reinsurance - 0.4%

Aspen Insurance Holdings, Ltd.	100	4,585
Berkshire Hathaway, Inc., Class B†	2,889	425,868
Everest Re Group, Ltd.	73	12,952
Montpelier Re Holdings, Ltd.	705	25,408
PartnerRe, Ltd.	410	46,945
Swiss Re AG	1,529	140,575

		656,333

Internet Content-Entertainment - 0.3%

Facebook, Inc., Class A†	6,666	526,414

Internet Content-Information/News - 0.0%

Dice Holdings, Inc.†	746	6,535
HealthStream, Inc.†	409	10,585
XO Group, Inc.†	457	7,093

		24,213

Internet Infrastructure Software - 0.0%

F5 Networks, Inc.†	209	24,686

Internet Security - 0.2%

Symantec Corp.	2,140	53,843
Trend Micro, Inc.#	3,000	102,069
VASCO Data Security International, Inc.†#	565	14,475
VeriSign, Inc.†	1,849	118,373

		288,760

Internet Telephone - 0.0%

8x8, Inc.†	1,721	12,752
j2 Global, Inc.	875	58,844

		71,596

Investment Companies - 0.0%

Groupe Bruxelles Lambert SA	749	65,553

Investment Management/Advisor Services - 0.6%

Aberdeen Asset Management PLC	10,771	77,923
Affiliated Managers Group, Inc.†	413	89,381
Ameriprise Financial, Inc.	2,917	389,799
BlackRock, Inc.	244	90,627
Calamos Asset Management, Inc., Class A	349	4,457
Financial Engines, Inc.#	1,000	40,300
Franklin Resources, Inc.	5,987	322,280
Partners Group Holding AG	228	70,013
Virtus Investment Partners, Inc.	136	17,948
Waddell & Reed Financial, Inc., Class A	151	7,468

		1,110,196

Lasers-System/Components - 0.1%

Coherent, Inc.†	483	31,028
Electro Scientific Industries, Inc.	548	3,787
II-VI, Inc.†	984	17,210
Newport Corp.†	765	15,269
Rofin-Sinar Technologies, Inc.†	539	12,920

		80,214

Linen Supply & Related Items - 0.0%

G&K Services, Inc., Class A	383	27,572
UniFirst Corp.	300	35,649

		63,221

Machinery-Construction & Mining - 0.4%

Astec Industries, Inc.#	362	15,483
Atlas Copco AB, Class B	2,967	88,295
Caterpillar, Inc.	5,492	455,287
Komatsu, Ltd.	5,000	104,054

		663,119

Machinery-Electrical - 0.3%

ABB, Ltd.	4,075	87,412
Franklin Electric Co., Inc.	759	27,688
Hitachi, Ltd.	25,000	170,951
Mitsubishi Electric Corp.	11,000	128,828
SMC Corp.	400	111,264

		526,143

Machinery-Farming - 0.1%

Kubota Corp.	8,000	130,040
Lindsay Corp.#	233	20,406

		150,446

Machinery-General Industrial - 0.2%

Albany International Corp., Class A	554	20,891
Alstom SA†	1,042	34,457
Applied Industrial Technologies, Inc.	795	34,829
DXP Enterprises, Inc.†	249	11,404
Hexagon AB, Class B	2,830	102,208
Mitsubishi Heavy Industries, Ltd.	18,000	99,717
Tennant Co.	354	23,141

		326,647

Medical Imaging Systems - 0.0%

Analogic Corp.	238	20,625

Medical Information Systems - 0.1%

Computer Programs & Systems, Inc.#	201	10,573
Medidata Solutions, Inc.†	1,045	50,275
Quality Systems, Inc.	856	14,877

		75,725

Medical Instruments - 0.4%

Abaxis, Inc.	408	24,855
AngioDynamics, Inc.†	498	9,263
CONMED Corp.	530	27,189
CryoLife, Inc.	471	4,936
Edwards Lifesciences Corp.†	3,417	454,529
Integra LifeSciences Holdings Corp.†	486	29,165
Medtronic PLC	99	7,681
Natus Medical, Inc.†	626	22,405
NuVasive, Inc.†	905	41,404
St. Jude Medical, Inc.	453	30,206
SurModics, Inc.†	260	6,253
Sysmex Corp.	1,900	101,969
Vascular Solutions, Inc.†	301	8,783

		768,638

Medical Labs & Testing Services - 0.0%

Bio-Reference Laboratories, Inc.†	474	16,562

Medical Laser Systems - 0.0%

Cynosure, Inc., Class A†	418	12,716

Medical Products - 0.3%

ABIOMED, Inc.†	708	43,039
Cantel Medical Corp.	679	30,827
Cyberonics, Inc.†	506	34,661
Greatbatch, Inc.†	481	25,560
Haemonetics Corp.†	988	43,927
Hanger, Inc.†	678	17,553
Invacare Corp.	580	11,003
Luminex Corp.†	732	11,522
Sonova Holding AG	410	56,811
Terumo Corp.#	3,700	102,069
West Pharmaceutical Services, Inc.	1,368	74,857

		451,829

Medical-Biomedical/Gene - 0.8%

Acorda Therapeutics, Inc.†	807	27,309
Alexion Pharmaceuticals, Inc.†	160	28,859
Amgen, Inc.	2,900	457,388
ANI Pharmaceuticals, Inc.†	156	10,508
Biogen Idec, Inc.†	349	142,947
Cambrex Corp.†	597	20,447
Emergent Biosolutions, Inc.†#	563	16,873
Gilead Sciences, Inc.†	5,668	586,808
Ligand Pharmaceuticals, Inc.†	345	18,999
Medicines Co.†	1,260	36,244
Momenta Pharmaceuticals, Inc.†	896	12,230
Repligen Corp.†	591	15,195
Spectrum Pharmaceuticals, Inc.†#	1,116	6,953
Vertex Pharmaceuticals, Inc.†	50	5,972

		1,386,732

Medical-Drugs - 3.0%

Abbott Laboratories	1,248	59,118
AbbVie, Inc.	5,129	310,305
Actelion, Ltd.	567	67,860
Allergan, Inc.	1,127	262,298
Astellas Pharma, Inc.	11,300	179,572
AstraZeneca PLC	3,198	220,670
Bayer AG	1,951	288,300
Bristol-Myers Squibb Co.	477	29,059
Daiichi Sankyo Co., Ltd.#	5,800	90,764
Eisai Co., Ltd.#	3,000	156,539
GlaxoSmithKline PLC	3,729	88,744
Johnson & Johnson	8,387	859,751
Lannett Co., Inc.†	509	31,762
Merck & Co., Inc.	4,471	261,732
Merck KGaA	1,106	114,113
Novartis AG	2,177	222,530
Novo Nordisk A/S, Class B	3,892	186,592
Ono Pharmaceutical Co., Ltd.#	1,300	129,321
Orion Oyj, Class B	875	28,484
Pfizer, Inc.	35,386	1,214,448
PharMerica Corp.†	579	14,475
Prestige Brands Holdings, Inc.†	1,005	38,733
Roche Holding AG	624	169,393
Sagent Pharmaceuticals, Inc.†	441	11,986
Sanofi	447	43,869
Shire PLC	1,917	156,117
Takeda Pharmaceutical Co., Ltd.	3,300	168,910

		5,405,445

Medical-Generic Drugs - 0.0%

Impax Laboratories, Inc.†	1,276	51,410

Medical-HMO - 0.7%

Aetna, Inc.	2,984	297,057
Anthem, Inc.	2,403	351,919
Centene Corp.†	2,550	156,723
Cigna Corp.	495	60,207
Health Net, Inc.†	2,183	125,195
Magellan Health, Inc.†	526	33,701
Molina Healthcare, Inc.†	606	38,596
UnitedHealth Group, Inc.	1,111	126,243

		1,189,641

Medical-Hospitals - 0.1%

HCA Holdings, Inc.†	2,633	188,365
Select Medical Holdings Corp.	1,866	25,303

		213,668

Medical-Nursing Homes - 0.0%

Ensign Group, Inc.	432	19,038
Kindred Healthcare, Inc.	1,525	32,361

		51,399

Medical-Outpatient/Home Medical - 0.1%

Air Methods Corp.†	687	36,404
Almost Family, Inc.†	141	5,023
Amedisys, Inc.†	643	19,399
Amsurg Corp.†	927	55,713
Chemed Corp.#	327	38,089
LHC Group, Inc.†	233	7,875

		162,503

Medical-Wholesale Drug Distribution - 0.2%

AmerisourceBergen Corp.	1,462	150,235
Celesio AG	275	8,492
McKesson Corp.	824	188,449

		347,176

Metal Processors & Fabrication - 0.1%

CIRCOR International, Inc.	341	18,301
Haynes International, Inc.	240	9,691
Mueller Industries, Inc.	1,099	38,256
NSK, Ltd.	10,000	139,269
RTI International Metals, Inc.†	594	16,555

		222,072

Metal Products-Distribution - 0.0%

A.M. Castle & Co.†#	309	995
Olympic Steel, Inc.	157	2,369

		3,364

Metal-Aluminum - 0.0%

Century Aluminum Co.†	995	18,875
Kaiser Aluminum Corp.	344	25,989

		44,864

Metal-Copper - 0.1%

Antofagasta PLC	9,256	109,603

Miscellaneous Manufacturing - 0.0%

Hillenbrand, Inc.	1,209	38,325
John Bean Technologies Corp.	561	19,388

		57,713

Multimedia - 0.3%

EW Scripps Co., Class A†	589	13,582
Time Warner, Inc.	761	62,296
Twenty-First Century Fox, Inc., Class A	1,066	37,310
Viacom, Inc., Class B	1,328	92,880
Vivendi SA	3,491	85,223
Walt Disney Co.	2,855	297,148

		588,439

Networking Products - 0.2%

Anixter International, Inc.†	525	41,417
Black Box Corp.	306	6,729
Cisco Systems, Inc.	6,592	194,530
Ixia†	1,129	12,848
LogMeIn, Inc.†	470	24,769
NETGEAR, Inc.†	659	21,246
Telefonaktiebolaget LM Ericsson, Class B	7,179	93,085

		394,624

Non-Ferrous Metals - 0.0%

Globe Specialty Metals, Inc.	1,240	20,646
Materion Corp.	392	14,355

		35,001

Non-Hazardous Waste Disposal - 0.1%

Waste Connections, Inc.	3,120	146,546

Office Automation & Equipment - 0.1%

Canon, Inc.	6,400	208,064
Pitney Bowes, Inc.	1,500	34,755

		242,819

Office Furnishings-Original - 0.0%

Interface, Inc.	1,275	25,742

Office Supplies & Forms - 0.2%

Avery Dennison Corp.	4,278	229,087
Societe BIC SA	366	54,760

		283,847

Oil & Gas Drilling - 0.0%

Helmerich & Payne, Inc.	485	32,524
Paragon Offshore PLC#	1,528	3,148

		35,672

Oil Companies-Exploration & Production - 0.6%

Apache Corp.	90	5,926
Approach Resources, Inc.†#	755	5,836
BG Group PLC	2,743	40,569
Bill Barrett Corp.†#	969	9,729
Bonanza Creek Energy, Inc.†	725	19,539
Carrizo Oil & Gas, Inc.†	820	39,024
Chesapeake Energy Corp.	3,300	55,044
Comstock Resources, Inc.	803	4,176
ConocoPhillips	2,194	143,049
Contango Oil & Gas Co.†	309	7,271

Devon Energy Corp.	101	6,220
EOG Resources, Inc.	863	77,428
Hess Corp.	5,347	401,453
Inpex Corp.	6,000	71,147
Newfield Exploration Co.†	2,588	85,482
Northern Oil and Gas, Inc.†#	1,123	9,680
PDC Energy, Inc.†	692	35,762
Penn Virginia Corp.†#	1,318	8,751
PetroQuest Energy, Inc.†	1,060	3,095
Rex Energy Corp.†#	883	4,327
SandRidge Energy, Inc.†#	14,590	25,824
Stone Energy Corp.†	1,085	18,380
Swift Energy Co.†#	790	2,473
Synergy Resources Corp.†	1,706	20,387

		1,100,572

Oil Companies-Integrated - 1.3%

BP PLC	47,499	328,561
Chevron Corp.	2,207	235,443
Eni SpA	6,112	114,085
Exxon Mobil Corp.	11,683	1,034,413
Marathon Oil Corp.	9,062	252,467
Royal Dutch Shell PLC, Class A	6,306	206,199
Royal Dutch Shell PLC, Class B	3,360	114,407
Statoil ASA	761	14,344
Total SA	748	40,375

		2,340,294

Oil Field Machinery & Equipment - 0.1%

Flotek Industries, Inc.†	967	16,517
FMC Technologies, Inc.†	3,685	147,142
Gulf Island Fabrication, Inc.	243	3,895
National Oilwell Varco, Inc.	1,349	73,318

		240,872

Oil Refining & Marketing - 0.5%

JX Holdings, Inc.#	22,500	91,204
Marathon Petroleum Corp.	2,452	257,460
Neste Oil Oyj#	1,568	40,866
Phillips 66	2,306	180,929
Tesoro Corp.	396	36,368
Valero Energy Corp.	5,262	324,613

		931,440

Oil-Field Services - 0.7%

Baker Hughes, Inc.	7,648	478,077
Basic Energy Services, Inc.†	621	4,620
Bristow Group, Inc.	680	42,119
C&J Energy Services, Inc.†	887	12,090
CARBO Ceramics, Inc.#	378	13,774
Exterran Holdings, Inc.	1,318	42,795
Gulfmark Offshore, Inc., Class A	521	8,565
Matrix Service Co.†	509	9,467
Newpark Resources, Inc.†	1,622	15,360
Petrofac, Ltd.	2,416	32,805
Pioneer Energy Services Corp.†	1,250	6,650
Schlumberger, Ltd.	5,956	501,257
SEACOR Holdings, Inc.†	341	24,726
Tesco Corp.	717	7,622
TETRA Technologies, Inc.†	1,549	9,248

		1,209,175

Paper & Related Products - 0.1%

Clearwater Paper Corp.†	376	22,958
International Paper Co.	1,317	74,292
Neenah Paper, Inc.	319	19,274
P.H. Glatfelter Co.	826	20,237
Schweitzer-Mauduit International, Inc.	588	27,530
UPM-Kymmene Oyj	3,838	72,026
Veritiv Corp.†	160	8,104
Wausau Paper Corp.	958	8,996

		253,417

Patient Monitoring Equipment - 0.0%

Masimo Corp.†	930	27,407

Pharmacy Services - 0.3%

Express Scripts Holding Co.†	7,070	599,465

Photo Equipment & Supplies - 0.1%

FUJIFILM Holdings Corp.	4,300	148,186

Physicians Practice Management - 0.0%

Healthways, Inc.†	680	15,218
IPC Healthcare, Inc.†	331	14,313

		29,531

Pipelines - 0.1%

ONEOK, Inc.	4,179	184,963

Platinum - 0.0%

Stillwater Mining Co.†	2,319	33,626

Poultry - 0.1%

Pilgrim’s Pride Corp.#	3,931	107,827
Sanderson Farms, Inc.#	395	33,658

		141,485

Power Converter/Supply Equipment - 0.0%

Advanced Energy Industries, Inc.†	725	19,299
Powell Industries, Inc.	181	6,107
Vicor Corp.†	331	4,363

		29,769

Printing-Commercial - 0.1%

Dai Nippon Printing Co., Ltd.	9,000	87,197

Private Equity - 0.0%

Eurazeo SA	155	11,429

Protection/Safety - 0.0%

Landauer, Inc.	178	6,789

Public Thoroughfares - 0.0%

Abertis Infraestructuras SA	2,215	43,253

Publishing-Books - 0.0%

Scholastic Corp.	517	19,134

Publishing-Periodicals - 0.0%

Axel Springer SE	183	11,806

Real Estate Investment Trusts - 1.4%

Acadia Realty Trust	1,301	44,442
Agree Realty Corp.	338	11,097
American Assets Trust, Inc.	712	29,206
Associated Estates Realty Corp.	1,112	26,632
AvalonBay Communities, Inc.	226	38,045

Aviv REIT, Inc.	482	17,342
Capstead Mtg. Corp.	1,845	22,085
CareTrust REIT, Inc.	649	8,249
Cedar Realty Trust, Inc.	1,362	10,188
Chesapeake Lodging Trust	1,056	37,551
Columbia Property Trust, Inc.	322	8,337
CoreSite Realty Corp.	418	19,830
Cousins Properties, Inc.	3,963	42,523
DiamondRock Hospitality Co.	3,768	54,561
Digital Realty Trust, Inc.	3,755	249,257
Duke Realty Corp.	5,901	126,045
EastGroup Properties, Inc.	614	38,682
Education Realty Trust, Inc.	914	32,045
EPR Properties	1,102	67,233
Franklin Street Properties Corp.	1,715	21,660
General Growth Properties, Inc.	153	4,439
Geo Group, Inc.	1,429	61,661
Getty Realty Corp.	492	8,876
Government Properties Income Trust	1,355	31,693
Healthcare Realty Trust, Inc.	1,892	53,998
Host Hotels & Resorts, Inc.	19,499	409,479
Inland Real Estate Corp.	1,701	18,201
Iron Mountain, Inc.	799	29,363
Japan Real Estate Investment Corp.	15	74,734
Kimco Realty Corp.	6,492	170,610
Kite Realty Group Trust	1,609	45,567
Lamar Advertising Co. Class A	2,583	150,072
Lexington Realty Trust	4,036	43,710
LTC Properties, Inc.	668	29,813
Medical Properties Trust, Inc.	3,905	59,122
Parkway Properties, Inc.	1,623	28,581
Pennsylvania Real Estate Investment Trust	1,325	30,184
Post Properties, Inc.	1,050	59,713
PS Business Parks, Inc.	372	30,943
Retail Opportunity Investments Corp.	1,791	29,999
Sabra Health Care REIT, Inc.	1,138	37,201
Saul Centers, Inc.	217	11,690
Segro PLC	5,077	33,743
Sovran Self Storage, Inc.	650	59,813
Summit Hotel Properties, Inc.	1,657	21,756
Universal Health Realty Income Trust	247	12,555
Urstadt Biddle Properties, Inc., Class A	538	12,223

		2,464,749

Real Estate Management/Services - 0.2%

Daito Trust Construction Co., Ltd.	900	97,316
HFF, Inc., Class A	631	22,451
IMMOFINANZ AG†	17,229	52,577
Jones Lang LaSalle, Inc.	555	89,494
Mitsubishi Estate Co., Ltd.	7,000	163,465

		425,303

Real Estate Operations & Development - 0.1%

Forestar Group, Inc.†	675	9,707
Mitsui Fudosan Co., Ltd.	4,000	109,893
Sumitomo Realty & Development Co., Ltd.	2,000	68,731

		188,331

Recreational Vehicles - 0.0%

Arctic Cat, Inc.	257	9,370

Rental Auto/Equipment - 0.1%

United Rentals, Inc.†	1,551	144,336

Research & Development - 0.1%

Albany Molecular Research, Inc.†	476	7,721
PAREXEL International Corp.†	1,059	68,263

		75,984

Resorts/Theme Parks - 0.1%

Marriott Vacations Worldwide Corp.	547	41,605
Oriental Land Co., Ltd.	400	107,770

		149,375

Retail-Apparel/Shoe - 0.5%

Aeropostale, Inc.†#	1,622	6,537
Brown Shoe Co., Inc.	843	25,290
Buckle, Inc.#	539	27,112
Cato Corp., Class A	494	21,904
Children’s Place, Inc.	407	23,195
Christopher & Banks Corp.†	765	3,825
Fast Retailing Co., Ltd.#	300	116,188
Finish Line, Inc., Class A	919	22,497
Foot Locker, Inc.	2,388	134,134
Francesca’s Holdings Corp.†	811	12,157
Gap, Inc.	5,869	244,150
Genesco, Inc.†	464	34,072
Hennes & Mauritz AB, Class B	245	10,691
Men’s Wearhouse, Inc.	879	44,117
Next PLC	527	60,980
Stein Mart, Inc.	546	8,976

		795,825

Retail-Auto Parts - 0.4%

AutoZone, Inc.†	168	107,970
O’Reilly Automotive, Inc.†	2,419	503,466
Pep Boys-Manny Moe & Jack†	1,028	9,129

		620,565

Retail-Automobile - 0.1%

Group 1 Automotive, Inc.	412	33,512
Lithia Motors, Inc., Class A	440	41,562
Sonic Automotive, Inc., Class A	641	15,852

		90,926

Retail-Bedding - 0.0%

Bed Bath & Beyond, Inc.†	239	17,844

Retail-Bookstores - 0.0%

Barnes & Noble, Inc.†	824	20,518

Retail-Building Products - 0.2%

Home Depot, Inc.	1,509	173,158
Kingfisher PLC	1,380	7,785
Lowe’s Cos., Inc.	2,532	187,596
Lumber Liquidators Holdings, Inc.†#	521	27,019

		395,558

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	4,407	167,907

Retail-Convenience Store - 0.0%

Casey’s General Stores, Inc.	744	65,286

Retail-Discount - 0.4%

Dollar General Corp.†	293	21,278
Dollar Tree, Inc.†	5,255	418,718
Fred’s, Inc., Class A	665	12,422
Tuesday Morning Corp.†	842	15,981
Wal-Mart Stores, Inc.	3,622	303,995

		772,394

Retail-Drug Store - 0.3%

CVS Health Corp.	5,062	525,790
Walgreens Boots Alliance, Inc.	582	48,352

		574,142

Retail-Hair Salons - 0.0%

Regis Corp.†	861	13,810

Retail-Home Furnishings - 0.0%

Haverty Furniture Cos., Inc.	395	9,105
Kirkland’s, Inc.†	285	6,774

		15,879

Retail-Jewelry - 0.0%

Movado Group, Inc.	351	9,017
Swatch Group AG	662	58,295

		67,312

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	477	12,092

Retail-Office Supplies - 0.0%

Staples, Inc.	1,193	20,001

Retail-Pawn Shops - 0.0%

Cash America International, Inc.	558	12,042
Ezcorp, Inc., Class A†	948	9,897
First Cash Financial Services, Inc.†	545	26,236

		48,175

Retail-Pet Food & Supplies - 0.1%

PetMed Express, Inc.#	390	6,002
PetSmart, Inc.	2,351	194,922

		200,924

Retail-Regional Department Stores - 0.2%

Isetan Mitsukoshi Holdings, Ltd.#	9,000	137,605
Kohl’s Corp.	1,195	88,191
Macy’s, Inc.	397	25,297
Stage Stores, Inc.	615	13,173

		264,266

Retail-Restaurants - 0.5%

Biglari Holdings, Inc.†	34	14,797
BJ’s Restaurants, Inc.†	416	21,724
Bob Evans Farms, Inc.	454	26,595
Buffalo Wild Wings, Inc.†	365	69,759
Chipotle Mexican Grill, Inc.†	102	67,827
Cracker Barrel Old Country Store, Inc.	460	69,474
DineEquity, Inc.	315	34,187
Jack in the Box, Inc.	744	71,937
Papa John’s International, Inc.	572	35,373
Popeyes Louisiana Kitchen, Inc.†	444	26,645
Red Robin Gourmet Burgers, Inc.†	262	21,869
Ruby Tuesday, Inc.†	1,215	7,995
Ruth’s Hospitality Group, Inc.	681	10,392
Sonic Corp.	970	30,836
Starbucks Corp.	4,407	411,988
Texas Roadhouse, Inc.	1,202	45,243

		966,641

Retail-Sporting Goods - 0.0%

Big 5 Sporting Goods Corp.	349	4,460
Hibbett Sports, Inc.†#	481	23,526
Zumiez, Inc.†	415	16,110

		44,096

Retail-Video Rentals - 0.0%

Outerwall, Inc.#	363	23,421

Retail-Vitamins & Nutrition Supplements - 0.0%

Vitamin Shoppe, Inc.†	595	25,228

Rubber-Tires - 0.1%

Bridgestone Corp.	3,400	130,287
Cie Generale des Etablissements Michelin	232	22,322
Continental AG	162	38,669

		191,278

Rubber/Plastic Products - 0.0%

Myers Industries, Inc.	484	9,632

Satellite Telecom - 0.0%

Iridium Communications, Inc.†#	1,505	14,418

Savings & Loans/Thrifts - 0.1%

Astoria Financial Corp.	1,697	22,265
Bank Mutual Corp.	827	5,929
BofI Holding, Inc.†#	250	22,100
Brookline Bancorp, Inc.	1,341	12,981
Dime Community Bancshares, Inc.	573	8,916
Northwest Bancshares, Inc.	1,823	21,539
Oritani Financial Corp.	755	10,804
Provident Financial Services, Inc.	1,036	18,855
Sterling Bancorp	1,729	23,722

		147,111

Schools - 0.0%

American Public Education, Inc.†	342	11,081
Capella Education Co.	211	13,677
Career Education Corp.†	1,146	6,119
Strayer Education, Inc.†	209	12,722
Universal Technical Institute, Inc.	431	4,241

		47,840

Security Services - 0.2%

ADT Corp.#	5,130	201,198
Brink’s Co.	933	26,255
Secom Co., Ltd.	1,700	105,830

		333,283

Seismic Data Collection - 0.0%

Geospace Technologies Corp.†	262	4,881
ION Geophysical Corp.†	2,554	5,823

		10,704

Semiconductor Components-Integrated Circuits - 0.2%

Cirrus Logic, Inc.†	1,215	36,584
Exar Corp.†	883	9,466
Marvell Technology Group, Ltd.	2,463	39,703
Micrel, Inc.	861	12,855
Pericom Semiconductor Corp.	390	6,084
Power Integrations, Inc.	568	31,160
QUALCOMM, Inc.	3,686	267,272

		403,124

Semiconductor Equipment - 0.2%

ASML Holding NV	1,407	152,113
Brooks Automation, Inc.	1,289	15,468
Cabot Microelectronics Corp.†	458	23,729
Cohu, Inc.	486	5,293
Kulicke & Soffa Industries, Inc.†	1,481	23,696
MKS Instruments, Inc.	1,021	36,103
Nanometrics, Inc.†	463	8,278
Rudolph Technologies, Inc.†	643	7,928
Tessera Technologies, Inc.	904	36,214
Tokyo Electron, Ltd.	1,200	90,182
Ultratech, Inc.†	556	10,030
Veeco Instruments, Inc.†	774	23,599

		432,633

Steel-Producers - 0.2%

AK Steel Holding Corp.†#	3,415	15,094
JFE Holdings, Inc.	4,100	102,393
Nippon Steel & Sumitomo Metal Corp.	45,000	119,549
Nucor Corp.	105	4,938
United States Steel Corp.#	2,176	52,115

		294,089

Storage/Warehousing - 0.0%

Mobile Mini, Inc.	887	36,802

Telecom Equipment-Fiber Optics - 0.0%

Harmonic, Inc.†	1,725	13,472

Telecom Services - 0.0%

Consolidated Communications Holdings, Inc.	905	19,258
Lumos Networks Corp.	382	6,578
Spok Holdings, Inc.	432	8,031

		33,867

Telecommunication Equipment - 0.1%

ADTRAN, Inc.	1,044	22,477
Alcatel-Lucent†#	2,687	10,515
Comtech Telecommunications Corp.	311	11,115
Harris Corp.	1,014	78,768
Nortel Networks Corp.†	62	0

		122,875

Telephone-Integrated - 1.4%

AT&T, Inc.	9,702	335,301
Atlantic Tele-Network, Inc.	192	13,215
Belgacom SA#	616	23,172
BT Group PLC	20,300	142,817
CenturyLink, Inc.	380	14,387
Cincinnati Bell, Inc.†	4,038	13,527
Deutsche Telekom AG	11,329	211,338
Elisa Oyj	644	17,520
General Communication, Inc., Class A†	583	8,086
KDDI Corp.	2,400	166,320
Nippon Telegraph & Telephone Corp.	1,800	111,649
Orange SA	3,514	64,097
SoftBank Corp.	4,200	258,653
TDC A/S	3,088	24,428
Telecom Italia SpA†	38,020	45,354
Verizon Communications, Inc.	22,057	1,090,719

		2,540,583

Television - 0.0%

ION Media Networks, Inc.(1)(2)	18	11,014
ITV PLC	2,683	9,332
RTL Group SA	304	30,107

		50,453

Textile-Apparel - 0.0%

Perry Ellis International, Inc.†	226	5,334
Unifi, Inc.†	278	8,985

		14,319

Textile-Products - 0.1%

Toray Industries, Inc.#	11,000	91,320

Therapeutics - 0.0%

Anika Therapeutics, Inc.†	282	11,257

Tobacco - 0.7%

Altria Group, Inc.	5,484	308,694
British American Tobacco PLC	1,812	105,800
Imperial Tobacco Group PLC	4,120	203,096
Japan Tobacco, Inc.	4,600	145,047
Lorillard, Inc.	2,713	185,623
Philip Morris International, Inc.	2,194	182,014
Universal Corp.#	446	21,368

		1,151,642

Tools-Hand Held - 0.0%

Stanley Black & Decker, Inc.	153	15,046

Toys - 0.1%

Mattel, Inc.	2,444	64,326
Nintendo Co., Ltd.#	600	64,100

		128,426

Transactional Software - 0.1%

Amadeus IT Holding SA, Class A	1,979	81,608
Bottomline Technologies de, Inc.†	736	19,489
Synchronoss Technologies, Inc.†	693	30,672

		131,769

Transport-Air Freight - 0.0%

Atlas Air Worldwide Holdings, Inc.†	478	21,677

Transport-Marine - 0.1%

AP Moeller - Maersk A/S, Series B	37	85,281
Hornbeck Offshore Services, Inc.†	625	13,038

		98,319

Transport-Rail - 0.5%

Central Japan Railway Co.	700	130,199
East Japan Railway Co.	1,400	117,442
Hankyu Hanshin Holdings, Inc.†	28,000	177,187
Keikyu Corp.#	10,000	81,337
Keio Corp.†	14,000	116,330
Tobu Railway Co., Ltd.†#	20,000	99,310
Union Pacific Corp.	1,879	225,969

		947,774

Transport-Services - 0.4%

C.H. Robinson Worldwide, Inc.	2,601	193,254
Deutsche Post AG	2,718	92,555
Era Group, Inc.†	384	8,471
FedEx Corp.	1,099	194,501
Hub Group, Inc., Class A†	670	27,048
Matson, Inc.	829	32,721
United Parcel Service, Inc., Class B	1,515	154,121
UTi Worldwide, Inc.†	1,768	23,126

		725,797

Transport-Truck - 0.1%

ArcBest Corp.	466	19,516
Celadon Group, Inc.	423	11,104
Forward Air Corp.	586	31,351
Heartland Express, Inc.	1,065	26,806
Knight Transportation, Inc.	1,172	38,746
Roadrunner Transportation Systems, Inc.†	535	13,734
Saia, Inc.†	476	21,910

		163,167

Travel Services - 0.0%

Interval Leisure Group, Inc.	757	20,439

Veterinary Diagnostics - 0.0%

Neogen Corp.†	711	36,368

Water - 0.0%

American States Water Co.	739	29,656

Web Hosting/Design - 0.0%

NIC, Inc.	1,168	20,440

Web Portals/ISP - 0.3%

Blucora, Inc.†	811	12,019
Google, Inc., Class A†	353	198,608
Google, Inc., Class C†	472	263,565

		474,192

Wire & Cable Products - 0.0%

Encore Wire Corp.	357	13,312
General Cable Corp.	939	14,123
Prysmian SpA	365	7,303

		34,738

Wireless Equipment - 0.0%

CalAmp Corp.†	695	13,309
ViaSat, Inc.†	830	54,232

		67,541

Total Common Stocks
(cost $88,444,950)		96,068,192

EXCHANGE-TRADED FUNDS - 6.6%

Deutsche X-trackers MSCI Europe Hedged Equity ETF#	246,000	7,087,260
Deutsche X-trackers MSCI Japan Hedged Equity ETF	43,000	1,738,920
iShares Core S&P Small-Cap ETF#	8,372	976,008
iShares MSCI Emerging Markets Asia ETF#	25,500	1,559,580
iShares MSCI Japan Index Fund	4,869	60,132
iShares Russell 1000 Growth ETF	1,143	114,780
iShares Russell 1000 Value ETF	1,411	148,240
SPDR S&P 500 ETF Trust, Series 1	377	79,419
Vanguard FTSE Emerging Markets ETF	1,182	66,062

Total Exchange-Traded Funds
(cost $11,218,143)		11,830,401

PREFERRED SECURITIES - 0.3%
Auto-Cars/Light Trucks - 0.1%

Bayerische Motoren Werke AG	1,384	133,813

Chemicals-Specialty - 0.0%

Fuchs Petrolub SE	725	30,250

Electric-Integrated - 0.0%

Entergy Louisiana LLC 4.70%	3,575	84,871

Soap & Cleaning Preparation - 0.1%

Henkel AG & Co. KGaA	1,374	162,752

Sovereign Agency - 0.0%

Federal Home Loan Mtg. Corp. FRS 0.00%†#	2,200	9,900

Telecom Services - 0.1%

Qwest Corp. 6.13%#	6,925	170,355

Total Preferred Securities
(cost $618,837)		591,941

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.9%
Banks-Commercial - 0.1%

Zions Bancorporation FRS Series I 5.80% due 06/15/2023(3)	136,000	129,880

Banks-Super Regional - 0.1%

Fifth Third Bancorp FRS 5.10% due 06/30/2023(3)	80,000	75,560
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(3)	80,000	84,200
Wells Fargo Capital X 5.95% due 12/01/2086	28,000	28,714

		188,474

Diversified Banking Institutions - 0.3%

BAC Capital Trust XIII FRS Series F 4.00% due 03/23/2015(3)	178,000	138,840
Deutsche Bank AG VRS 7.50% due 04/30/2025(3)	200,000	202,250

JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(3)	110,000	118,388
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(3)	80,000	82,840
JPMorgan Chase & Co. FRS Series V 5.00% due 07/01/2019(3)	71,000	69,846

		612,164

Electric-Integrated - 0.0%

Dominion Resources, Inc. FRS 5.75% due 10/01/2054	47,000	50,029

Finance-Credit Card - 0.0%

American Express Co. FRS 5.20% due 11/15/2019(3)	82,000	83,127

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% due 11/30/2056†(1)	45,000	5

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	100,000	100,400

Food-Dairy Products - 0.1%

Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	125,000	131,875

Insurance-Life/Health - 0.0%

Prudential Financial, Inc. FRS 5.63% due 06/15/2043	52,000	54,990

Insurance-Multi-line - 0.1%

Farmers Exchange Capital III FRS 5.45% due 10/15/2054*	70,000	75,770
MetLife, Inc. 6.40% due 12/15/2066	81,000	94,770

		170,540

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	128,000	139,040

Total Preferred Securities/Capital Securities
(cost $1,560,566)		1,660,524

ASSET BACKED SECURITIES - 1.9%
Diversified Financial Services - 1.9%

Applebee’s Funding LLC/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*	$50,000	51,026
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.74% due 10/25/2034	85,909	80,361
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*	123,000	123,470
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	93,000	93,310
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.54% due 04/15/2021	228,000	227,378
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(4)	95,000	98,040
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(4)	627,000	651,650
Commercial Mtg. Trust Series 2014-UBS2, Class A2 2.82% due 03/10/2047(4)	106,000	109,190
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(5)	6,715	6,792
DB Master Finance LLC Series 2015-1A, Class A2II 3.98% due 02/20/2045*	79,000	79,444
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	90,828	95,045
First Franklin Mtg. Loan Trust FRS Series 2006-FF15, Class A5 0.33% due 11/25/2036	79,569	69,604
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	52,000	51,852
Ford Credit Auto Owner Trust Series 2015-1, Class A 2.12% due 07/15/2026*	100,000	99,728
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	83,000	82,989
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(4)	66,000	66,319
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(4)	24,000	24,742
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.17% due 06/17/2031*	100,000	98,715
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(4)	100,000	101,297
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	100,000	99,968

NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(5)	110,978	111,118
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(5)	187	191
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	52,000	51,978
TAL Advantage V LLC Series 2013-2A, Class A 3.55% due 11/20/2038*	48,125	48,954
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(4)	84,000	86,821
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(4)	50,000	52,776
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.62% due 11/25/2034(5)	24,906	24,947
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A2 2.92% due 08/15/2047(4)	100,000	103,600
WF-RBS Commercial Mtg. Trust Series 2014-C25, Class A2 2.93% due 11/15/2047(4)	600,000	621,443
WF-RBS Commercial Mtg. Trust Series 2014-A5, Class C24 3.61% due 11/15/2047(4)	14,000	14,827

Total Asset Backed Securities
(cost $3,422,283)		3,427,575

U.S. CORPORATE BONDS & NOTES - 14.4%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	48,000	49,088
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	37,000	39,148
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024	44,000	45,483

		133,719

Advertising Services - 0.0%

Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	26,000	23,465

Aerospace/Defense - 0.2%

BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	64,000	67,247
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	46,000	50,277
Boeing Co. Senior Notes 0.95% due 05/15/2018	92,000	90,764
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	70,000	68,426

		276,714

Aerospace/Defense-Equipment - 0.1%

Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*	52,000	53,040
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	29,000	29,943

		82,983

Airlines - 0.1%

Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	76,000	79,135
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 07/02/2020	19,118	19,691
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016(2)	5,558	5,635
United Airlines Pass Through Trust Pass Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	125,000	125,625

		230,086

Alternative Waste Technology - 0.0%

ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	43,000	44,720

Apparel Manufacturers - 0.0%

Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020	74,000	55,870

Applications Software - 0.1%

Microsoft Corp. Senior Notes 3.50% due 02/12/2035	176,000	174,298

Auto-Cars/Light Trucks - 0.3%

American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	88,000	88,187
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	158,000	158,154
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	162,000	165,980

Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	58,000	58,092

		470,413

Auto-Heavy Duty Trucks - 0.1%

JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	41,000	44,690
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	96,000	97,141

		141,831

Auto/Truck Parts & Equipment-Original - 0.0%

Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	47,000	48,880

Banks-Commercial - 0.8%

CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	35,000	35,306
Citizens Bank NA Senior Notes 2.45% due 12/04/2019	264,000	265,627
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	213,000	216,074
MUFG Union Bank NA Senior Notes 3.00% due 06/06/2016	273,000	279,626
PNC Bank NA Senior Notes 1.13% due 01/27/2017	265,000	265,960
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	131,000	174,668
SVB Financial Group Senior Notes 3.50% due 01/29/2025	104,000	102,696
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	6,000	6,308

		1,346,265

Banks-Fiduciary - 0.1%

Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	207,000	215,709

Banks-Super Regional - 0.1%

Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	68,000	67,050
Wells Fargo & Co. Senior Notes 1.40% due 09/08/2017	104,000	104,488

		171,538

Brewery - 0.1%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	188,000	189,297

Building & Construction-Misc. - 0.0%

Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	38,000	36,053

Building Products-Cement - 0.0%

Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	50,000	51,938

Cable/Satellite TV - 0.3%

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	54,000	56,835
CCOH Safari LLC Company Guar. Notes 5.50% due 12/01/2022	60,000	62,025
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.95% due 01/15/2025	61,000	62,644
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.35% due 03/15/2040	58,000	67,294
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	75,000	72,187
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	46,000	45,941
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	21,000	25,335
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	55,000	71,678

		463,939

Casino Hotels - 0.2%

Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*	69,000	69,518
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021#*	79,000	69,915
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022*	65,000	53,300

Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	54,000	46,980
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	125,000	125,312

		365,025

Casino Services - 0.0%

Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	30,000	30,900

Cellular Telecom - 0.1%

Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	17,000	17,441
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	84,000	83,580

		101,021

Chemicals-Diversified - 0.0%

Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	50,000	50,500

Chemicals-Plastics - 0.0%

PolyOne Corp. Senior Notes 5.25% due 03/15/2023	20,000	20,900

Chemicals-Specialty - 0.2%

Albemarle Corp. Company Guar. Notes 3.00% due 12/01/2019	34,000	34,206
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	90,000	89,325
Ecolab, Inc. Senior Notes 2.25% due 01/12/2020	47,000	47,162
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	45,000	60,892
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	113,000	121,475

		353,060

Coal - 0.1%

CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	34,000	34,170
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	65,000	63,050
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	46,000	47,840

		145,060

Coatings/Paint - 0.0%

Valspar Corp. Senior Notes 3.30% due 02/01/2025	34,000	34,010
Valspar Corp. Senior Notes 4.40% due 02/01/2045	35,000	35,356

		69,366

Commercial Services-Finance - 0.1%

Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	86,000	83,420

Computers - 0.2%

Apple, Inc. Senior Notes 3.45% due 02/09/2045	88,000	83,151
Dell, Inc. Notes 4.63% due 04/01/2021	43,000	43,645
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	154,000	174,563

		301,359

Consumer Products-Misc. - 0.0%

Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020	33,000	32,953

Containers-Metal/Glass - 0.1%

Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	189,000	214,987
Owens-Brockway Glass Container, Inc. Senior Notes 5.00% due 01/15/2022*	38,000	39,425

		254,412

Containers-Paper/Plastic - 0.1%

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	135,000	116,100
PaperWorks Industries, Inc. Senior Sec. Notes 9.50% due 08/15/2019*	36,000	36,540
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	86,000	89,332

		241,972

Cosmetics & Toiletries - 0.1%

First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	113,000	105,655

Decision Support Software - 0.0%

MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	57,000	59,423

Distribution/Wholesale - 0.0%

H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	32,000	32,880
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	2,000	1,970

		34,850

Diversified Banking Institutions - 1.2%

Bank of America Corp. Senior Notes 2.60% due 01/15/2019	109,000	110,728
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	104,000	106,574
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	21,000	23,426
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	142,000	165,250
Goldman Sachs Group, Inc. Senior Notes 2.55% due 10/23/2019	91,000	91,695
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	5,000	5,677
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	83,000	94,005
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	76,000	96,334
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	189,000	244,482
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	117,000	116,898
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	94,000	96,013
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026	98,000	100,605
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	216,000	263,490
Morgan Stanley Senior Notes 1.88% due 01/05/2018	147,000	147,614
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	184,000	190,066
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	81,000	84,418
Morgan Stanley Senior Notes 4.75% due 03/22/2017	94,000	100,265
Morgan Stanley Senior Notes 5.50% due 07/28/2021	86,000	99,409
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	21,000	26,324

		2,163,273

Diversified Financial Services - 0.3%

General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	114,000	115,176
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	236,000	306,581
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	159,000	159,870

		581,627

Diversified Manufacturing Operations - 0.2%

General Electric Co. Senior Notes 2.70% due 10/09/2022	76,000	77,485
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	139,000	168,337
Textron, Inc. Senior Notes 4.63% due 09/21/2016	99,000	104,263
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	51,000	50,640

		400,725

Diversified Operations - 0.1%

MUFG Americas Holdings Corp. Senior Notes 1.63% due 02/09/2018	43,000	42,899
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	43,000	42,555

		85,454

E-Commerce/Services - 0.1%

Netflix, Inc. Senior Notes 5.38% due 02/01/2021	186,000	191,115

Electric-Generation - 0.1%

AES Corp. Senior Notes 4.88% due 05/15/2023	147,000	144,060
AES Corp. Senior Notes 5.50% due 03/15/2024	54,000	54,810
AES Corp. Senior Notes 8.00% due 10/15/2017	3,000	3,371

		202,241

Electric-Integrated - 0.5%

Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	46,000	46,034
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	75,000	88,068
Entergy Arkansas, Inc. 1st Mtg. Bonds 4.95% due 12/15/2044	69,000	72,473
Entergy Louisiana LLC 1st Mtg. Bonds 4.95% due 01/15/2045	48,000	49,589
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	63,000	63,569
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	119,000	151,706
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	37,000	37,960
Southern California Edison Co. 1st. Mtg. Bonds 1.13% due 05/01/2017	101,000	101,293
Southern California Edison Co. 1st Mtg. Bonds 3.60% due 02/01/2045	58,000	58,336
Southern Co. Senior Notes 1.30% due 08/15/2017	82,000	82,025
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	49,000	51,144

		802,197

Electronic Components-Semiconductors - 0.1%

Amkor Technology, Inc. Senior Notes 6.63% due 06/01/2021	100,000	104,500
Intel Corp. Senior Notes 1.35% due 12/15/2017	74,000	74,427

		178,927

Electronic Parts Distribution - 0.1%

Arrow Electronics, Inc. Senior Notes 3.50% due 04/01/2022	42,000	41,954
Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	39,000	38,801

		80,755

Energy-Alternate Sources - 0.0%

TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	41,000	42,640

Finance-Auto Loans - 0.0%

Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	28,000	28,070
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	29,000	30,631

		58,701

Finance-Commercial - 0.1%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	200,000	198,000

Finance-Consumer Loans - 0.1%

Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021*	87,000	84,064
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	36,000	37,980
Synchrony Financial Senior Notes 4.25% due 08/15/2024	73,000	76,503

		198,547

Finance-Credit Card - 0.1%

American Express Credit Corp. Senior Notes 1.55% due 09/22/2017	118,000	118,522

Finance-Investment Banker/Broker - 0.1%

Lazard Group LLC Senior Notes 3.75% due 02/13/2025	79,000	78,307
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	44,000	6,490
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)	71,000	7
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)	69,000	7

		84,811

Finance-Leasing Companies - 0.1%

Air Lease Corp. Senior Notes 4.75% due 03/01/2020	150,000	161,625

Finance-Other Services - 0.1%

Cogent Communications Finance, Inc. Company Guar. Notes 5.63% due 04/15/2021*	33,000	32,587
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	143,000	143,460

		176,047

Firearms & Ammunition - 0.0%

FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	39,000	29,055

Food-Dairy Products - 0.1%

Dean Foods Co. Senior Notes 6.50% due 03/15/2023*	100,000	100,437
WhiteWave Foods Co. Company Guar. Notes 5.38% due 10/01/2022	42,000	45,098

		145,535

Food-Meat Products - 0.1%

Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022	30,000	30,300
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	58,000	61,010

		91,310

Food-Misc./Diversified - 0.0%

Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	58,000	80,421

Food-Retail - 0.1%

Albertson’s Holdings LLC/Saturn Acquisition Merger Sub, Inc. Senior Sec. Notes 7.75% due 10/15/2022#*	41,000	44,075
SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022	59,000	62,392

		106,467

Food-Wholesale/Distribution - 0.0%

C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	39,000	39,000

Gas-Distribution - 0.0%

Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	35,000	39,246

Independent Power Producers - 0.1%

Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	37,000	40,349
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	8,000	8,980
Dynegy Finance I, Inc./Dynegy Finance II, Inc. Senior Sec. Notes 7.38% due 11/01/2022*	50,000	52,937
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	43,000	44,236
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	35,000	36,488

		182,990

Industrial Gases - 0.0%

Praxair, Inc. Senior Notes 2.65% due 02/05/2025	46,000	45,833

Insurance Brokers - 0.1%

USI, Inc. Senior Notes 7.75% due 01/15/2021*	120,000	122,100

Insurance-Life/Health - 0.2%

American Equity Investment Life Holding Co. Senior Notes 6.63% due 07/15/2021	50,000	53,500
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	45,000	50,905
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	159,000	158,972
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	33,000	33,236
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	87,000	87,392

		384,005

Insurance-Multi-line - 0.3%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034	139,000	175,534
Kemper Corp. Senior Notes 4.35% due 02/15/2025	88,000	89,385
Metropolitan Life Global Funding I Sec. Notes 1.30% due 04/10/2017*	200,000	200,875

Onex York Acquisition Corp. Company Guar. Notes 8.50% due 10/01/2022*	50,000	48,875

		514,669

Insurance-Mutual - 0.1%

New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	180,000	182,031

Internet Connectivity Services - 0.1%

Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	55,000	55,275
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023*	105,000	107,362

		162,637

Investment Management/Advisor Services - 0.0%

National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	35,000	36,400

Machinery-Farming - 0.1%

John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	85,000	85,203
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	124,000	125,233

		210,436

Medical Instruments - 0.2%

Medtronic, Inc. Senior Notes 3.50% due 03/15/2025*	90,000	93,939
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035*	130,000	141,601
Medtronic, Inc. Senior Notes 4.63% due 03/15/2045*	133,000	150,789

		386,329

Medical Labs & Testing Services - 0.3%

Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	25,000	25,129
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	80,000	80,837
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	82,000	84,275
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	135,000	135,725
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	204,000	207,237

		533,203

Medical Products - 0.1%

Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	36,000	37,744
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	25,000	27,397
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	53,000	70,640
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	46,000	39,215

		174,996

Medical-Drugs - 0.1%

Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	97,000	102,214
Forest Laboratories, Inc. Company Guar. Notes 4.88% due 02/15/2021*	68,000	74,182
Merck & Co., Inc. Senior Notes 2.75% due 02/10/2025	74,000	73,701

		250,097

Medical-Generic Drugs - 0.1%

Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	141,000	149,157

Medical-HMO - 0.1%

Centene Corp. Senior Notes 4.75% due 05/15/2022	120,000	123,900
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	76,000	76,669

		200,569

Medical-Hospitals - 0.3%

Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	32,000	33,280
HCA, Inc. Senior Notes 4.75% due 05/01/2023	30,000	31,647
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	24,000	25,440
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	89,000	100,036
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	125,000	136,875

IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	50,000	52,062
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	75,000	77,250
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	16,000	15,280

		471,870

Metal-Aluminum - 0.1%

Alcoa, Inc. Senior Notes 5.13% due 10/01/2024	75,000	81,565

Metal-Copper - 0.0%

Freeport-McMoRan, Inc. Company Guar. Notes 2.30% due 11/14/2017	62,000	61,130

Multimedia - 0.0%

Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	51,000	73,459

Music - 0.0%

Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	21,000	20,633

Networking Products - 0.0%

Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	67,000	68,251

Non-Hazardous Waste Disposal - 0.0%

Waste Management, Inc. Company Guar. Notes 4.10% due 03/01/2045	71,000	71,937

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	120,000	124,729
Xerox Corp. Senior Notes 4.80% due 03/01/2035	68,000	67,536

		192,265

Oil & Gas Drilling - 0.0%

Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	24,000	23,280

Oil Companies-Exploration & Production - 0.9%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	28,000	22,540
American Energy-Permian Basin LLC/AEPB Finance Corp. Senior Notes 7.38% due 11/01/2021*	41,000	33,313
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	89,000	113,519
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	85,000	64,600
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	100,000	74,000
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	10,000	9,759
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	50,000	46,750
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	49,000	50,715
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	170,000	160,548
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020#	66,000	50,820
Hess Corp. Senior Notes 5.60% due 02/15/2041	104,000	115,308
Hess Corp. Senior Notes 7.88% due 10/01/2029	28,000	36,945
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	58,000	54,665
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	115,000	110,113
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	43,000	44,396
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	47,000	50,140
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020#	100,000	92,000
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	20,000	19,075

Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020#	65,000	63,700
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	75,000	71,438
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	60,000	55,050
Southwestern Energy Co. Senior Notes 3.30% due 01/23/2018	25,000	25,349
Southwestern Energy Co. Senior Notes 4.05% due 01/23/2020	46,000	47,126
Southwestern Energy Co. Senior Notes 4.95% due 01/23/2025	90,000	92,463
Swift Energy Co. Company Guar. Notes 7.88% due 03/01/2022#	36,000	17,640
Talos Production LLC/Talos Production Finance, Inc. Company Guar. Notes 9.75% due 02/15/2018*	15,000	12,975
Triangle USA Petroleum Corp. Senior Notes 6.75% due 07/15/2022*	28,000	22,960

		1,557,907

Oil Companies-Integrated - 0.2%

Chevron Corp. Senior Notes 1.37% due 03/02/2018	110,000	109,975
Chevron Corp. Senior Notes 1.96% due 03/03/2020	110,000	110,007
Marathon Oil Corp. Notes 6.60% due 10/01/2037	67,000	81,425

		301,407

Oil Refining & Marketing - 0.1%

Calumet Specialty Products Partners LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021*	34,000	33,490
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	30,000	31,988
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	44,000	55,064

		120,542

Oil-Field Services - 0.1%

Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	30,000	30,300
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	90,000	82,800
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.63% due 05/01/2021	47,000	49,467
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.75% due 02/01/2022	74,000	78,070

		240,637

Paper & Related Products - 0.3%

Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	67,000	66,665
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	80,000	91,159
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	124,000	127,375
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	109,000	113,469
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	91,000	103,376

		502,044

Pipelines - 0.7%

Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	121,000	124,630
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	15,000	16,069
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	27,000	25,509
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	172,000	197,740
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	36,000	41,220
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	108,000	129,922

EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	38,000	39,875
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	61,000	63,357
Genesis Energy LP Company Guar. Notes 5.63% due 06/15/2024	86,000	79,980
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	82,000	88,336
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	80,000	85,882
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021#	42,000	44,520
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	91,000	90,773
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	136,000	144,160

		1,171,973

Printing-Commercial - 0.1%

Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	54,000	56,025
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022*	70,000	68,950

		124,975

Publishing-Newspapers - 0.1%

Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*	100,000	103,500
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	65,000	65,650

		169,150

Publishing-Periodicals - 0.1%

Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	90,000	92,475

Real Estate Investment Trusts - 0.1%

HCP, Inc. Senior Notes 3.75% due 02/01/2016	54,000	55,425
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	78,000	81,900
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	46,000	49,335

		186,660

Real Estate Management/Services - 0.0%

American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	48,000	49,967

Real Estate Operations & Development - 0.0%

Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	24,000	24,960

Retail-Appliances - 0.0%

Conn’s, Inc. Senior Notes 7.25% due 07/15/2022#*	82,000	73,903

Retail-Automobile - 0.1%

AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	221,000	240,890

Retail-Computer Equipment - 0.0%

GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019#*	36,000	37,170

Retail-Discount - 0.1%

Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	100,000	99,252
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	62,000	65,050
Family Tree Escrow LLC Senior Notes 5.75% due 03/01/2023*	58,000	61,045

		225,347

Retail-Drug Store - 0.1%

CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	42,731	46,415
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	34,050	39,213
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	51,805	61,031

		146,659

Retail-Mail Order - 0.0%

QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034	37,000	36,657

Retail-Regional Department Stores - 0.0%

Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021#	45,000	36,338

Retail-Restaurants - 0.1%

Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	43,000	46,386
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	78,000	78,780

		125,166

Savings & Loans/Thrifts - 0.3%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	92,000	97,402
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	257,000	283,186
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	99,000	110,542

		491,130

Schools - 0.1%

Northwestern University Notes 4.20% due 12/01/2047	94,000	103,831
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	52,000	53,345
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	71,000	77,913

		235,089

Security Services - 0.1%

ADT Corp. Senior Notes 3.50% due 07/15/2022	193,000	177,077

Semiconductor Equipment - 0.1%

Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	90,000	93,600

Shipbuilding - 0.0%

Huntington Ingalls Industries, Inc. Company Guar. Notes 5.00% due 12/15/2021*	36,000	37,755
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	32,000	34,485

		72,240

Special Purpose Entity - 0.1%

MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	215,000	217,960

Specified Purpose Acquisitions - 0.1%

Argos Merger Sub, Inc. Senior Notes 7.13% due 03/15/2023*	78,000	80,730
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	115,000	118,737

		199,467

Steel Pipe & Tube - 0.1%

Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	96,000	93,681

Steel-Producers - 0.1%

AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	78,000	69,420
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021*	54,000	55,350

		124,770

Steel-Specialty - 0.0%

Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	63,000	67,559

Storage/Warehousing - 0.0%

Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	65,000	68,738

Telecom Services - 0.0%

Consolidated Communications, Inc. Company Guar. Notes 6.50% due 10/01/2022*	26,000	26,000

Telephone-Integrated - 0.4%

CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	64,000	68,000
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	10,000	11,375
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	10,000	11,113
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	43,000	48,590
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	45,000	52,538
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	110,000	116,187
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	98,000	99,093
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	96,000	97,861
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	10,000	11,000

Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046*	137,000	145,347
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	66,000	83,597

		744,701

Theaters - 0.0%

National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022	34,000	34,850

Transport-Equipment & Leasing - 0.1%

Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*	42,000	43,896
GATX Corp. Senior Notes 4.50% due 03/30/2045	44,000	43,578
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	34,000	29,410

		116,884

Transport-Rail - 0.0%

Union Pacific Corp. Senior Notes 3.88% due 02/01/2055	56,000	54,848

Transport-Services - 0.0%

Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022	36,000	34,200

Trucking/Leasing - 0.0%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.05% due 01/09/2020*	68,000	68,873

Web Hosting/Design - 0.1%

Equinix, Inc. Senior Notes 4.88% due 04/01/2020	58,000	60,320
Equinix, Inc. Senior Notes 5.38% due 01/01/2022	28,000	29,190

		89,510

Wire & Cable Products - 0.1%

Anixter, Inc. Company Guar. Notes 5.13% due 10/01/2021	45,000	46,294
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	74,000	64,380

		110,674

Total U.S. Corporate Bonds & Notes
(cost $25,564,826)		25,850,355

FOREIGN CORPORATE BONDS & NOTES - 2.6%
Airlines - 0.1%

Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	100,000	106,250

Auto-Cars/Light Trucks - 0.2%

Hyundai Capital Services, Inc. Senior Notes 4.38% due 07/27/2016*	222,000	231,410
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	110,000	112,498

		343,908

Banks-Commercial - 0.6%

Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	87,000	87,167
BPCE SA Sub. Notes 4.50% due 03/15/2025*	204,000	208,601
Credit Suisse Sub. Notes 5.40% due 01/14/2020	78,000	87,703
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	214,000	214,229
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*	239,000	246,067
Kookmin Bank Senior Notes 1.63% due 07/14/2017*	250,000	249,204
Macquarie Bank, Ltd. Senior Notes 2.60% due 06/24/2019*	44,000	44,647

		1,137,618

Beverages-Non-alcoholic - 0.1%

Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	164,000	166,540

Beverages-Wine/Spirits - 0.1%

Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	189,000	210,365

Chemicals-Diversified - 0.1%

LyondellBasell Industries NV Senior Notes 4.63% due 02/26/2055	84,000	82,887

Cruise Lines - 0.1%

NCL Corp, Ltd. Senior Notes 5.25% due 11/15/2019*	49,000	50,348
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	150,000	161,250

		211,598

Diversified Banking Institutions - 0.4%

Deutsche Bank AG Senior Notes 1.88% due 02/13/2018	300,000	300,361
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	59,000	59,527
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	62,000	69,499
UBS AG Senior Notes 1.38% due 08/14/2017	259,000	259,131

		688,518

Diversified Manufacturing Operations - 0.0%

Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	29,000	30,836

Diversified Minerals - 0.1%

FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022#*	100,000	83,625

Electric-Generation - 0.0%

Electricite de France SA Senior Notes 6.00% due 01/22/2114*	42,000	50,154

Finance-Leasing Companies - 0.0%

Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	14,000	14,560
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	34,000	37,611

		52,171

Gold Mining - 0.1%

Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	47,000	48,766
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	26,000	26,014

		74,780

Hazardous Waste Disposal - 0.0%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	50,000	45,375

Medical-Drugs - 0.0%

Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	70,000	71,225

Medical-Generic Drugs - 0.0%

Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	44,000	45,363

Oil & Gas Drilling - 0.1%

Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	50,000	39,781
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022#	22,000	17,078
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	38,000	31,825

		88,684

Oil Companies-Exploration & Production - 0.2%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	41,000	55,366
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*	12,000	11,430
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	75,000	70,744
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	49,000	46,550
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	75,000	72,562
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	112,000	114,414

		371,066

Oil Companies-Integrated - 0.1%

BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	61,000	62,498
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	71,000	79,006
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	26,000	26,390
Petroleos Mexicanos Company Guar. Notes 5.63% due 01/23/2046*	58,000	59,479

		227,373

Real Estate Operations & Development - 0.0%

Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	60,000	58,050

Security Services - 0.0%

Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	56,000	54,740

Steel-Producers - 0.1%

ArcelorMittal Senior Notes 7.50% due 03/01/2041	75,000	78,938

SupraNational Banks - 0.1%

North American Development Bank Senior Notes 2.30% due 10/10/2018	157,000	159,641

Telephone-Integrated - 0.1%

Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	66,000	76,313
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	123,000	142,065

		218,378

Total Foreign Corporate Bonds & Notes
(cost $4,629,554)		4,658,083

U.S. GOVERNMENT AGENCIES - 9.9%
Federal Home Loan Mtg. Corp. - 2.2%

1.89% due 02/01/2037 FRS	23,546	24,808
2.50% due 01/01/2028	82,556	84,827
3.00% due 08/01/2027	323,728	339,468
3.00% due 10/01/2042	199,550	203,796
3.00% due 11/01/2042	836,382	854,172
3.00% due 04/01/2043	504,957	515,407
3.50% due 02/01/2042	201,873	211,789
3.50% due 03/01/2042	100,915	105,785
3.50% due 08/01/2042	561,446	589,840
3.50% due 09/01/2043	180,681	190,129
4.00% due 09/01/2040	82,942	89,025
4.50% due 01/01/2039	8,470	9,191
4.50% due 12/01/2039	309,907	342,385
5.00% due 10/01/2033	2,763	3,067
6.00% due 08/01/2036	61,013	68,964
6.00% due 03/01/2040	46,744	52,985
6.50% due 05/01/2036	198	226
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2014-DN2, Class M2
1.82% due 04/25/2024 (5)	56,000	55,227
Series 2014-HQ1, Class M1
1.82% due 08/25/2024 (5)	69,446	69,876
Series 2014-DN1, Class M2
2.37% due 02/25/2024 (5)	101,000	101,904
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(5)	14,110	14,228

		3,927,099

Federal National Mtg. Assoc. - 7.7%

2.10% due 05/01/2037 FRS	45,599	48,374
2.24% due 07/01/2039 FRS	142,670	151,179
2.38% due 11/01/2036 FRS	70,578	75,329
2.43% due 08/01/2035 FRS	86,288	92,582
2.50% due 04/01/2028	467,369	479,738
2.99% due 10/01/2040 FRS	54,070	57,885
3.00% due 10/01/2027	145,193	152,377
3.00% due 12/01/2027	146,689	153,859
3.00% due 01/01/2028	249,423	261,627
3.00% due 03/01/2042	114,862	117,333
3.00% due 12/01/2042	62,843	64,195
3.00% due 05/01/2043	361,093	368,631
3.00% due 02/01/2045	222,761	227,193
3.00% due March 15 TBA	200,000	209,403
3.00% due March 30 TBA	999,000	1,017,657
3.20% due 10/01/2040 FRS	125,337	133,865
3.50% due 08/01/2026	178,170	189,210
3.50% due 08/01/2027	25,469	27,034
3.50% due 10/01/2028	256,833	274,441
3.50% due 08/01/2042	369,513	388,482
3.50% due 08/01/2043	960,866	1,008,340
3.50% due March 30 TBA	1,203,000	1,260,777
4.00% due 09/01/2040	91,484	98,144
4.00% due 12/01/2040	516,750	554,688
4.00% due 10/01/2041	160,925	172,537
4.00% due 11/01/2041	210,111	225,355
4.00% due 01/01/2042	117,489	125,977
4.00% due 10/01/2043	14,190	15,183
4.00% due 12/01/2043	113,666	123,301
4.00% due 10/01/2044	219,623	234,992
4.00% due March 30 TBA	1,750,000	1,871,017
4.50% due 10/01/2024	107,060	115,264
4.50% due 03/01/2025	156,496	168,728
4.50% due 01/01/2039	21,053	22,939
4.50% due 09/01/2039	105,861	115,351
4.50% due 09/01/2040	229,750	250,517
4.50% due 11/01/2040	27,798	30,315
4.50% due 05/01/2041	105,388	114,959
4.50% due 07/01/2041	46,180	50,349
4.50% due March 30 TBA	901,000	979,260
5.00% due 03/15/2016	67,000	70,230
5.00% due 11/01/2033	3,970	4,422
5.00% due 05/01/2040	63,881	71,237
5.00% due 06/01/2040	200,282	223,555
5.00% due 07/01/2040	451,142	501,170
5.50% due 12/01/2029	26,376	29,696
5.50% due 05/01/2034	177,460	200,466
5.50% due 08/01/2037	132,853	149,224
6.00% due 05/01/2017	9,743	10,108
6.00% due 11/01/2038	104,351	118,684
6.00% due 06/01/2040	6,339	7,207
6.50% due 02/01/2017	5,536	5,690
7.50% due 06/01/2015	431	433
Fannie Mae Connecticut Avenue Securities FRS
Series 2014-C01, Class M1
1.77% due 01/25/2024 (5)	54,495	54,774
Series 2013-C01, Class M1
2.17% due 10/25/2023 (5)	125,398	126,716
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(5)	95,855	95,985

		13,697,984

Government National Mtg. Assoc. - 0.0%

4.00% due 03/20/2044	28,812	30,705
6.00% due 02/15/2029	3,023	3,450
6.00% due 06/15/2029	9,140	10,660

		44,815

Tennessee Valley Authority - 0.0%

1.75% due 10/15/2018	50,000	50,190

Total U.S. Government Agencies
(cost $17,537,140)		17,720,088

U.S. GOVERNMENT TREASURIES - 1.7%
United States Treasury Bonds - 0.1%

3.00% due 11/15/2044	30,000	32,484
3.38% due 05/15/2044	33,000	38,234
3.63% due 02/15/2044	24,000	29,038
4.50% due 02/15/2036	27,000	36,391

		136,147

United States Treasury Notes - 1.6%

0.07% due 01/31/2016 FRS	163,000	162,996
0.13% due 04/15/2018 TIPS(6)	219,456	223,520
1.25% due 10/31/2015	16,000	16,111
2.00% due 02/15/2022	48,000	48,626
2.13% due 12/31/2021	232,000	236,876
2.25% due 11/15/2024	2,071,000	2,114,686
2.38% due 08/15/2024	103,000	106,331

		2,909,146

Total U.S. Government Treasuries
(cost $3,102,977)		3,045,293

MUNICIPAL BONDS & NOTES - 0.2%

Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	91,000	100,515
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	83,000	96,896
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	100,000	109,302

Total Municipal Bonds & Notes
(cost $273,113)		306,713

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Electric-Distribution - 0.1%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	90,000	90,702

Regional Authority - 0.0%

Province of British Columbia Senior Notes 2.85% due 06/15/2015	89,000	89,656

Sovereign - 0.2%

Government of Canada Senior Notes 0.88% due 02/14/2017	91,000	91,293
United Mexican States Senior Notes 4.75% due 03/08/2044	73,000	77,735
United Mexican States Senior Notes 3.50% due 01/21/2021	149,000	155,705

		324,733

Total Foreign Government Obligations
(cost $482,856)		505,091

Total Long-Term Investment Securities
(cost $156,855,245)		165,664,256

SHORT-TERM INVESTMENT SECURITIES - 14.1%
Registered Investment Companies - 3.4%

State Street Navigator Securities Lending Prime Portfolio(7)	6,136,121	6,136,121

Time Deposits - 10.3%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/02/2015	18,567,000	18,567,000

U.S. Government Treasuries - 0.4%

United States Treasury Bills Disc. Notes 0.03% due 04/23/2015(8)	660,000	659,971

Total Short-Term Investment Securities
(cost $25,363,092)		25,363,092

TOTAL INVESTMENTS
(cost $182,218,337) (9)	106.4%	191,027,348
Liabilities in excess of other assets	(6.4)	(11,560,398)

NET ASSETS	100.0%	$179,466,950

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2015, the aggregate value of these securities was $10,272,214 representing 5.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At February 28, 2015, the aggregate value of these securities was $11,033 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	Commercial Mortgage Backed Security
(5)	Collateralized Mortgage Obligation

(6)	Principal amount of security is adjusted for inflation.
(7)	At February 28, 2015, the Fund had loaned securities with a total value of $6,058,469. This was secured by collateral of $6,136,121, which was received in cash and subsequently invested in short-term investments currently valued at $6,136,121 as reported in the portfolio of investments. Additional collateral of $141,091 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2015
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	08/01/2027 to 06/15/2044	$249
Federal National Mtg. Assoc.	2.00% to 4.00%	01/25/2032 to 02/25/2044	1,221
Government National Mtg. Assoc.	0.37% to 4.00%	04/20/2039 to 10/20/2044	286
United States Treasury Bills	zero coupon	03/12/2015 to 01/07/2016	1,356
United States Treasury Notes/Bonds	zero coupon to 8.8%	03/31/2015 to 11/15/2044	137,979

(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(9)	See Note 5 for cost of investments on a tax basis.

REMIC - Real Estate Mortgage Investment Conduit

TIPS - Treasury Inflation Protected Securities

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of February 28, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2015	Unrealized Appreciation (Depreciation)

80	Long	EURO STOXX 50 Index	March 2015	$2,565,201	$2,872,000	$306,799
70	Short	S&P 500 E-Mini Index	March 2015	7,169,512	7,359,800	(190,288)

						$116,511

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$39,439	$—	$11,014	$50,453
Other Industries	96,017,739	—	—	96,017,739
Exchange-Traded Funds	11,830,401	—	—	11,830,401
Preferred Securities	591,941	—	—	591,941
Preferred Securities/Capital Securities	—	1,660,524	—	1,660,524
Asset Backed Securities	—	3,427,575	—	3,427,575
U.S. Corporate Bonds & Notes:
Airlines	—	224,451	5,635	230,086
Other Industries	—	25,620,269	—	25,620,269
Foreign Corporate Bonds & Notes	—	4,658,083	—	4,658,083
U.S. Government Agencies	—	17,720,088	—	17,720,088
U.S. Government Treasuries	—	3,045,293	—	3,045,293
Municipal Bonds & Notes	—	306,713	—	306,713
Foreign Government Obligations	—	505,091	—	505,091
Short-Term Investment Securities:
Registered Investment Companies	6,136,121	—	—	6,136,121
Other Short-Term Investment Securities	—	19,226,971	—	19,226,971

Total Investments at Value	$114,615,641	$76,395,058	$16,649	$191,027,348

Other Financial Instruments:+
Futures Contracts	$306,799	$—	$—	$306,799

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$190,288	$—	$—	$190,288

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2015 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.4%
Aerospace/Defense - 1.6%

Boeing Co.	71,700	$10,815,945

Airlines - 2.5%

American Airlines Group, Inc.	194,900	9,335,710
Delta Air Lines, Inc.	1,000	44,520
United Continental Holdings, Inc.†	105,900	6,902,562

		16,282,792

Apparel Manufacturers - 0.8%

Hanesbrands, Inc.	34,300	4,374,622
Michael Kors Holdings, Ltd.†	700	47,187
VF Corp.	8,000	613,280

		5,035,089

Applications Software - 2.1%

Intuit, Inc.	1,500	146,445
Microsoft Corp.	500	21,925
Red Hat, Inc.†	53,500	3,697,920
salesforce.com, Inc.†	131,900	9,151,222
ServiceNow, Inc.†	9,200	701,592

		13,719,104

Athletic Footwear - 0.5%

NIKE, Inc., Class B	32,000	3,107,840

Auto-Cars/Light Trucks - 0.4%

Tesla Motors, Inc.†#	12,800	2,602,752

Auto/Truck Parts & Equipment-Original - 0.2%

BorgWarner, Inc.	8,800	540,848
Delphi Automotive PLC	7,300	575,532

		1,116,380

Banks-Fiduciary - 0.7%

Northern Trust Corp.	1,400	97,762
State Street Corp.	58,100	4,325,545

		4,423,307

Beverages-Non-alcoholic - 0.1%

Monster Beverage Corp.†	3,600	508,032

Beverages-Wine/Spirits - 0.2%

Constellation Brands, Inc., Class A†	10,900	1,250,448

Casino Hotels - 2.2%

Las Vegas Sands Corp.	19,400	1,103,860
MGM Resorts International†	155,900	3,387,707
Wynn Macau, Ltd.	495,600	1,293,986
Wynn Resorts, Ltd.	59,700	8,507,250

		14,292,803

Chemicals-Diversified - 0.3%

E.I. du Pont de Nemours & Co.	2,700	210,195
PPG Industries, Inc.	7,600	1,788,888

		1,999,083

Chemicals-Specialty - 1.3%

Ashland, Inc.	14,100	1,799,442
Ecolab, Inc.	61,100	7,059,494

		8,858,936

Coatings/Paint - 1.9%

Sherwin-Williams Co.#	44,800	12,776,960

Coffee - 0.0%

Keurig Green Mountain, Inc.	400	51,032

Commercial Services-Finance - 2.5%

MasterCard, Inc., Class A	182,800	16,475,764

Computer Aided Design - 0.1%

Autodesk, Inc.†	9,600	616,704

Computer Services - 0.4%

Cognizant Technology Solutions Corp., Class A†	20,700	1,293,440
IHS, Inc., Class A†	8,900	1,046,017

		2,339,457

Computer Software - 0.2%

Akamai Technologies, Inc.†	16,800	1,167,768

Computers - 2.2%

Apple, Inc.	110,800	14,233,368

Cosmetics & Toiletries - 0.3%

Estee Lauder Cos., Inc., Class A	28,000	2,314,760

Cruise Lines - 0.2%

Carnival Corp.	8,400	369,516
Norwegian Cruise Line Holdings, Ltd.†	17,600	868,032
Royal Caribbean Cruises, Ltd.	400	30,568

		1,268,116

Data Processing/Management - 0.6%

Fiserv, Inc.†	55,000	4,293,850

Diversified Banking Institutions - 1.0%

Citigroup, Inc.	800	41,936
Morgan Stanley	180,800	6,470,832

		6,512,768

Diversified Manufacturing Operations - 2.8%

3M Co.	6,900	1,163,685
Danaher Corp.	193,080	16,852,022
Ingersoll-Rand PLC	5,500	369,545

		18,385,252

E-Commerce/Products - 6.2%

Alibaba Group Holding, Ltd. ADR†#	73,921	6,292,156
Amazon.com, Inc.†	77,600	29,500,416
Vipshop Holdings, Ltd. ADR†	203,600	4,978,020

		40,770,592

E-Commerce/Services - 4.4%

Ctrip.com International, Ltd. ADR†	10,700	485,459
Netflix, Inc.†	17,300	8,215,943
Priceline Group, Inc.†	16,400	20,294,672

		28,996,074

Entertainment Software - 0.3%

Electronic Arts, Inc.†	39,700	2,270,046

Filtration/Separation Products - 0.2%

Pall Corp.	11,500	1,159,315

Finance-Credit Card - 2.6%

American Express Co.	800	65,272
Visa, Inc., Class A	63,100	17,119,661

		17,184,933

Finance-Investment Banker/Broker - 0.9%

TD Ameritrade Holding Corp.	166,000	6,020,820

Finance-Other Services - 0.7%

Intercontinental Exchange, Inc.	19,300	4,542,448

Hotels/Motels - 0.7%

Hilton Worldwide Holdings, Inc.†	118,059	3,337,528
Marriott International, Inc., Class A	12,890	1,071,159
Starwood Hotels & Resorts Worldwide, Inc.	2,300	184,759

		4,593,446

Industrial Gases - 0.1%

Praxair, Inc.	3,500	447,650

Instruments-Controls - 0.2%

Honeywell International, Inc.	12,100	1,243,638

Instruments-Scientific - 1.4%

Thermo Fisher Scientific, Inc.	70,300	9,139,000

Insurance Brokers - 0.3%

Marsh & McLennan Cos., Inc.	33,500	1,905,815

Internet Application Software - 1.1%

Tencent Holdings, Ltd.	406,700	7,126,348

Internet Content-Entertainment - 3.1%

Facebook, Inc., Class A†	203,941	16,105,221
Twitter, Inc.†	84,100	4,043,528

		20,148,749

Internet Content-Information/News - 0.8%

LinkedIn Corp., Class A†	19,000	5,076,800

Investment Management/Advisor Services - 1.3%

Ameriprise Financial, Inc.	32,640	4,361,683
Invesco, Ltd.	111,700	4,498,159

		8,859,842

Machinery-General Industrial - 1.4%

Roper Industries, Inc.	28,800	4,826,016
Wabtec Corp.	44,300	4,203,627

		9,029,643

Machinery-Pumps - 0.1%

Flowserve Corp.	16,400	1,018,932

Medical Instruments - 0.9%

Intuitive Surgical, Inc.†	9,000	4,500,000
Medtronic PLC	21,892	1,698,600

		6,198,600

Medical Products - 1.0%

Becton Dickinson and Co.	26,000	3,814,720
Cooper Cos., Inc.	4,800	787,056
Stryker Corp.	18,900	1,790,775

		6,392,551

Medical-Biomedical/Gene - 10.5%

Alexion Pharmaceuticals, Inc.†	72,700	13,112,899
Biogen Idec, Inc.†	46,800	19,168,812
Celgene Corp.†	118,700	14,425,611
Gilead Sciences, Inc.†	150,900	15,622,677
Regeneron Pharmaceuticals, Inc.†	9,500	3,931,480
Vertex Pharmaceuticals, Inc.†	25,200	3,009,636

		69,271,115

Medical-Drugs - 3.8%

Allergan, Inc.	55,400	12,893,796
Eli Lilly & Co.	13,000	912,210
Shire PLC ADR	7,200	1,741,752
Valeant Pharmaceuticals International, Inc.†	48,400	9,558,032

		25,105,790

Medical-Generic Drugs - 1.3%

Actavis PLC†	28,600	8,332,896
Perrigo Co. PLC	400	61,788

		8,394,684

Medical-HMO - 0.8%

Anthem, Inc.	11,800	1,728,110
UnitedHealth Group, Inc.	33,100	3,761,153

		5,489,263

Medical-Wholesale Drug Distribution - 3.9%

AmerisourceBergen Corp.	26,700	2,743,692
Cardinal Health, Inc.	44,700	3,933,153
McKesson Corp.	84,700	19,370,890

		26,047,735

Metal Processors & Fabrication - 1.1%

Precision Castparts Corp.	34,400	7,440,720

Motorcycle/Motor Scooter - 0.0%

Harley-Davidson, Inc.	900	57,213

Multimedia - 0.7%

Time Warner, Inc.	1,200	98,232
Twenty-First Century Fox, Inc., Class A	2,300	80,500
Walt Disney Co.	41,600	4,329,728

		4,508,460

Oil Companies-Exploration & Production - 1.7%

Cimarex Energy Co.	1,800	197,424
Concho Resources, Inc.†	10,300	1,121,876
Continental Resources, Inc.†#	6,400	284,736
EOG Resources, Inc.	1,000	89,720
EQT Corp.	55,900	4,461,379
Pioneer Natural Resources Co.	19,400	2,958,888
Range Resources Corp.	39,928	1,978,033

		11,092,056

Oil-Field Services - 0.0%

Schlumberger, Ltd.	900	75,744

Real Estate Investment Trusts - 1.7%

American Tower Corp.	115,000	11,401,100

Recreational Vehicles - 0.0%

Polaris Industries, Inc.#	2,000	306,660

Retail-Apparel/Shoe - 1.1%

L Brands, Inc.	33,600	3,086,496
PVH Corp.	1,300	138,489
Ross Stores, Inc.	38,600	4,084,266

		7,309,251

Retail-Auto Parts - 1.3%

AutoZone, Inc.†	2,100	1,349,628
O’Reilly Automotive, Inc.†	35,100	7,305,363

		8,654,991

Retail-Automobile - 0.3%

CarMax, Inc.†	26,400	1,771,704

Retail-Building Products - 2.7%

Home Depot, Inc.	64,100	7,355,475
Lowe’s Cos., Inc.	141,300	10,468,917

		17,824,392

Retail-Discount - 0.5%

Costco Wholesale Corp.	22,000	3,233,120

Retail-Drug Store - 1.5%

CVS Health Corp.	59,300	6,159,491
Walgreens Boots Alliance, Inc.	44,800	3,721,984

		9,881,475

Retail-Gardening Products - 0.6%

Tractor Supply Co.	48,100	4,238,572

Retail-Jewelry - 0.0%

Tiffany & Co.	800	70,576

Retail-Restaurants - 2.4%

Chipotle Mexican Grill, Inc.†	8,300	5,519,251
Starbucks Corp.	110,200	10,302,047

		15,821,298

Telephone-Integrated - 0.0%

SoftBank Corp.	1,600	98,535

Therapeutics - 1.0%

Pharmacyclics, Inc.†	30,700	6,629,051

Transport-Rail - 1.7%

Canadian Pacific Railway, Ltd.	8,900	1,669,818
Kansas City Southern	34,400	3,984,896
Union Pacific Corp.	47,700	5,736,402

		11,391,116

Transport-Services - 0.8%

FedEx Corp.	31,500	5,574,870

Transport-Truck - 0.3%

J.B. Hunt Transport Services, Inc.	21,400	1,829,700

Web Portals/ISP - 6.9%

Baidu, Inc. ADR†	65,100	13,264,125
Google, Inc., Class A†	25,500	14,347,065
Google, Inc., Class C†	30,500	17,031,200
NAVER Corp.	1,050	632,363

		45,274,753

Total Long-Term Investment Securities
(cost $396,277,181)		655,367,496

SHORT-TERM INVESTMENT SECURITIES - 2.1%
Registered Investment Companies - 2.1%

State Street Navigator Securities Lending Prime Portfolio(1)	4,560,923	4,560,923
T. Rowe Price Reserve Investment Fund	9,137,762	9,137,762
Total Short-Term Investment Securities

(cost $13,698,685)		13,698,685

TOTAL INVESTMENTS
(cost $409,975,866)(2)	101.5%	669,066,181
Liabilities in excess of other assets	(1.5)	(10,023,258)

NET ASSETS	100.0%	$659,042,923

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At February 28, 2015, the Fund had loaned securities with a total value of $17,666,875. This was secured by collateral of $4,560,923, which was received in cash and subsequently invested in short-term investments currently valued at $4,560,923 as reported in the portfolio of investments. Additional collateral of $13,665,020 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2015
United States Treasury Notes/Bonds	0.13% to 8.88%	05/15/2015 to 05/15/2044	$13,665,020

(2)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$655,367,496	$—	$—	$655,367,496
Short-Term Investment Securities	13,698,685			13,698,685

Total Investments at Value	$669,066,181	$—	$—	$669,066,181

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS - February 28, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.9%
Aerospace/Defense - 3.7%

General Dynamics Corp.	5,100	$707,778
Raytheon Co.	5,860	637,392
Spirit AeroSystems Holdings, Inc., Class A†	19,500	959,595

		2,304,765

Apparel Manufacturers - 1.8%

Hanesbrands, Inc.	8,900	1,135,106

Applications Software - 1.5%

Microsoft Corp.	21,035	922,385

Auto/Truck Parts & Equipment-Original - 3.5%

Delphi Automotive PLC	14,500	1,143,180
Johnson Controls, Inc.	20,800	1,056,848

		2,200,028

Banks-Commercial - 0.5%

CIT Group, Inc.	6,700	309,875

Banks-Fiduciary - 1.6%

State Street Corp.	13,210	983,485

Banks-Super Regional - 6.9%

Capital One Financial Corp.	18,725	1,473,845
Fifth Third Bancorp	30,500	590,480
PNC Financial Services Group, Inc.	9,325	857,527
Wells Fargo & Co.	25,645	1,405,089

		4,326,941

Building & Construction Products-Misc. - 1.7%

Owens Corning	26,100	1,035,126

Building Products-Cement - 1.7%

CRH PLC ADR	37,700	1,067,287

Building-Residential/Commercial - 1.5%

NVR, Inc.†	699	931,068

Cable/Satellite TV - 1.4%

DIRECTV†	10,000	886,000

Cellular Telecom - 0.8%

Vodafone Group PLC ADR	13,854	478,794

Chemicals-Diversified - 1.3%

FMC Corp.	12,900	817,989

Cruise Lines - 2.9%

Carnival Corp.	23,100	1,016,169
Royal Caribbean Cruises, Ltd.	10,900	832,978

		1,849,147

Diversified Banking Institutions - 6.3%

Bank of America Corp.	77,526	1,225,686
Citigroup, Inc.	29,810	1,562,640
JPMorgan Chase & Co.	19,205	1,176,883

		3,965,209

Diversified Manufacturing Operations - 2.7%

Eaton Corp. PLC	11,500	816,615
SPX Corp.	10,100	900,213

		1,716,828

Electric Products-Misc. - 1.1%

Emerson Electric Co.	11,640	674,189

Electric-Integrated - 0.6%

Public Service Enterprise Group, Inc.	9,400	395,364

Electronic Components-Semiconductors - 6.2%

Fairchild Semiconductor International, Inc.†	49,500	863,280
Intel Corp.	26,100	867,825
Microchip Technology, Inc.#	21,600	1,107,432
Texas Instruments, Inc.	17,420	1,024,296

		3,862,833

Engineering/R&D Services - 0.8%

KBR, Inc.	31,000	504,990

Enterprise Software/Service - 2.8%

CA, Inc.	25,200	819,504
Oracle Corp.	21,800	955,276

		1,774,780

Finance-Consumer Loans - 3.3%

Navient Corp.	53,205	1,138,587
SLM Corp.	98,305	930,948

		2,069,535

Finance-Credit Card - 2.7%

American Express Co.	12,055	983,568
Discover Financial Services	11,800	719,564

		1,703,132

Finance-Investment Banker/Broker - 0.8%

E*TRADE Financial Corp.†	18,300	476,441

Instruments-Controls - 1.0%

Honeywell International, Inc.	6,200	637,236

Investment Management/Advisor Services - 1.5%

Ameriprise Financial, Inc.	6,900	922,047

Machinery-Construction & Mining - 1.0%

Joy Global, Inc.	14,600	647,072

Medical Instruments - 1.7%

Medtronic PLC	13,630	1,057,552

Medical-Drugs - 5.9%

Johnson & Johnson	8,785	900,551
Merck & Co., Inc.	14,900	872,246
Pfizer, Inc.	28,241	969,231
Sanofi ADR	19,800	967,428

		3,709,456

Medical-Generic Drugs - 1.5%

Teva Pharmaceutical Industries, Ltd. ADR	16,600	946,532

Medical-HMO - 4.0%

Anthem, Inc.	6,115	895,542
Cigna Corp.	6,400	778,432
UnitedHealth Group, Inc.	7,420	843,134

		2,517,108

Medical-Wholesale Drug Distribution - 1.7%

Cardinal Health, Inc.	12,200	1,073,478

Oil & Gas Drilling - 0.4%

Seadrill, Ltd.#	22,700	261,731

Oil Companies-Exploration & Production - 1.9%

ConocoPhillips	7,265	473,678
FMSA Holdings, Inc.†#	30,200	203,548
Occidental Petroleum Corp.	6,965	542,434

		1,219,660

Oil Companies-Integrated - 1.0%

BP PLC ADR	15,535	643,770

Oil Refining & Marketing - 1.0%

Phillips 66	7,900	619,834

Pharmacy Services - 1.8%

Omnicare, Inc.	14,600	1,120,404

Resort/Theme Parks - 1.2%

SeaWorld Entertainment, Inc.	41,600	779,584

Retail-Discount - 3.5%

Target Corp.	15,300	1,175,499
Wal-Mart Stores, Inc.	12,100	1,015,553

		2,191,052

Savings & Loans/Thrifts - 3.2%

First Niagara Financial Group, Inc.	55,200	489,072
New York Community Bancorp, Inc.#	45,900	762,399
People’s United Financial, Inc.	51,200	774,656

		2,026,127

Semiconductor Components-Integrated Circuits - 1.3%

QUALCOMM, Inc.	11,100	804,861

Telephone-Integrated - 1.6%
Verizon Communications, Inc.	20,338	1,005,714

Tobacco - 3.9%

Altria Group, Inc.	19,470	1,095,966
Lorillard, Inc.	9,200	629,464
Philip Morris International, Inc.	8,700	721,752

		2,447,182

Tools-Hand Held - 1.7%
Stanley Black & Decker, Inc.	10,560	1,038,470

Total Long-Term Investment Securities
(cost $48,080,112)		62,060,167

SHORT-TERM INVESTMENT SECURITIES - 4.9%
Registered Investment Companies - 3.8%

State Street Navigator Securities Lending Prime Portfolio(1)	2,384,875	2,384,875

Time Deposits - 1.1%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/02/15	$649,000	649,000

Total Short-Term Investment Securities
(cost $3,033,875)		3,033,875

TOTAL INVESTMENTS
(cost $51,113,987)(2)	103.8%	65,094,042
Liabilities in excess of other assets	(3.8)	(2,353,525)

NET ASSETS	100.0%	$62,740,517

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At February 28, 2015, the Fund had loaned securities with a total value of $2,335,110. This was secured by collateral of $2,384,875, which was received in cash and subsequently invested in short-term investments currently valued at $2,384,875 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$62,060,167	$—	$—	$62,060,167
Short-Term Investment Securities:
Registered Investment Companies	2,384,875	—	—	2,384,875
Time Deposits	—	649,000	—	649,000

Total Investments at Value	$64,445,042	$649,000	$—	$65,094,042

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS - February 28, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 5.5%
Diversified Financial Services - 5.5%

American Express Credit Account Master Trust Series 2014-3, Class A 1.49% due 04/15/2020	$102,000	$102,406
Applebee’s Funding LLC/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*	185,000	188,798
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*	252,000	252,962
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	446,000	447,487
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.54% due 04/15/2021	228,000	227,378
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2 1.02% due 02/22/2019	343,000	342,783
Citibank Credit Card Issuance Trust Series 2014-A8, Class A8 1.73% due 04/09/2020	196,000	197,064
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023	323,000	334,000
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	420,000	433,443
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(1)	216,000	224,492
CLI Funding V LLC Series 2014-2A, Class A 3.38% due 10/18/2029*	312,233	313,426
Commercial Mtg. Trust Series 2014-UBS2, Class A2 2.82% due 03/10/2047(1)	219,000	225,590
DB Master Finance LLC Series 2015-1A, Class A2II 3.98% due 02/20/2045*	333,000	334,871
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	281,179	294,237
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	282,000	281,197
Ford Credit Auto Owner Trust Series 2015-1, Class A 2.12% due 07/15/2026*	279,000	278,242
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	361,000	360,953
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(1)	192,000	192,927
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	240,000	247,416
JPM-BB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(1)	206,000	214,162
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class A4 5.42% due 02/15/2040(1)	968,734	1,029,902
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(1)	245,871	249,060
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class A2 3.10% due 12/15/2047	320,000	331,938
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	375,000	374,879
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(2)	500,800	501,430
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	282,000	281,882
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A 2.05% due 06/20/2031*	158,110	158,710
TAL Advantage V LLC Series 2013-2A, Class A 3.55% due 11/20/2038*	203,000	206,499
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(1)	640,774	650,586
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(1)	1,000,000	1,033,584
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(1)	1,000,000	1,055,527
Wells Fargo Commercial Mtg. Trust Series BH3-C26, Class A2 2.66% due 02/15/2048(1)	1,100,000	1,123,235
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A2 2.92% due 08/15/2047(1)	251,000	260,035
WF-RBS Commercial Mtg. Trust Series 2014-C25, Class A2 2.93% due 11/15/2047(1)	900,000	932,164
WF-RBS Commercial Mtg. Trust Series 2014-A5, Class C24 3.61% due 11/15/2047(1)	184,000	194,875

Total Asset Backed Securities
(cost $13,999,687)		13,878,140

U.S. CORPORATE BONDS & NOTES - 20.6%
Advertising Agencies - 0.4%

Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	620,000	634,050
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	126,000	133,315
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024	150,000	155,055

		922,420

Aerospace/Defense - 0.4%

BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	210,000	220,656
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	151,000	165,040
Boeing Co. Senior Notes 0.95% due 05/15/2018	302,000	297,943
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	216,000	211,142

		894,781

Applications Software - 0.2%

Microsoft Corp. Senior Notes 3.50% due 02/12/2035	540,000	534,777

Auto-Cars/Light Trucks - 0.5%

American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	305,000	305,648
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	393,000	393,384
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	461,000	472,325
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	163,000	163,258

		1,334,615

Auto-Heavy Duty Trucks - 0.1%

PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	335,000	338,982

Banks-Commercial - 1.4%

Citizens Bank NA Senior Notes 2.45% due 12/04/2019	582,000	585,587
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	621,000	629,963
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	258,000	260,128
KeyBank NA Senior Notes 2.25% due 03/16/2020	313,000	313,889
MUFG Union Bank NA Senior Notes 3.00% due 06/06/2016	810,000	829,658
PNC Bank NA Senior Notes 1.13% due 01/27/2017	650,000	652,354
SVB Financial Group Senior Notes 3.50% due 01/29/2025	319,000	315,001
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	28,000	29,438

		3,616,018

Banks-Fiduciary - 0.2%

Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	540,000	562,718

Banks-Super Regional - 0.2%

Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	210,000	207,065
Wells Fargo & Co. Senior Notes 1.40% due 09/08/2017	411,000	412,930

		619,995

Brewery - 0.4%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	1,130,000	1,137,796

Cable/Satellite TV - 0.4%

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.95% due 01/15/2025	169,000	173,554
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.35% due 03/15/2040	190,000	220,446
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	224,000	223,712
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	75,000	90,482
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	195,000	254,132

		962,326

Chemicals-Specialty - 0.2%

Albemarle Corp. Company Guar. Notes 3.00% due 12/01/2019	124,000	124,751

Ecolab, Inc. Senior Notes 2.25% due 01/12/2020	133,000	133,458
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	179,000	242,216

		500,425

Coatings/Paint - 0.1%

Valspar Corp. Senior Notes 3.30% due 02/01/2025	98,000	98,027
Valspar Corp. Senior Notes 4.40% due 02/01/2045	100,000	101,018

		199,045

Computers - 0.3%

Apple, Inc. Senior Notes 3.45% due 02/09/2045	269,000	254,178
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	441,000	499,886

		754,064

Consumer Products-Misc. - 0.0%

Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020	87,000	86,877

Diversified Banking Institutions - 3.2%

Bank of America Corp. Senior Notes 2.60% due 01/15/2019	878,000	891,918
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	296,000	303,325
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	166,000	185,175
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	1,145,000	1,332,475
Goldman Sachs Group, Inc. Senior Notes 2.55% due 10/23/2019	310,000	312,368
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	274,000	311,091
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	261,000	330,832
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	726,000	939,122
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	399,000	398,651
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	309,000	315,617
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026	274,000	281,285
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	334,000	407,434
Morgan Stanley Senior Notes 1.88% due 01/05/2018	409,000	410,710
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	892,000	921,406
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	248,000	258,464
Morgan Stanley Senior Notes 4.75% due 03/22/2017	423,000	451,193
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	44,000	55,155

		8,106,221

Diversified Financial Services - 0.7%

General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	399,000	403,117
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	725,000	941,827
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	359,000	360,964

		1,705,908

Diversified Manufacturing Operations - 0.5%

General Electric Co. Senior Notes 2.70% due 10/09/2022	262,000	267,120
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	481,000	582,518
Textron, Inc. Senior Notes 4.63% due 09/21/2016	305,000	321,213

		1,170,851

Diversified Operations - 0.1%

MUFG Americas Holdings Corp. Senior Notes 1.63% due 02/09/2018	131,000	130,691
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	133,000	131,625

		262,316

Electric-Integrated - 0.9%

Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	134,000	134,098
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	326,000	382,804
Entergy Arkansas, Inc. 1st Mtg. Bonds 4.95% due 12/15/2044	192,000	201,664
Entergy Louisiana LLC 1st Mtg. Bonds 4.95% due 01/15/2045	172,000	177,695
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	180,000	181,627
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	262,000	334,007
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	112,000	114,905
Southern California Edison Co. 1st Mtg. Bonds 1.13% due 05/01/2017	310,000	310,901
Southern California Edison Co. 1st Mtg. Bonds 3.60% due 02/01/2045	167,000	167,967
Southern Co. Senior Notes 1.30% due 08/15/2017	259,000	259,079
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	137,000	142,994

		2,407,741

Electronic Components-Semiconductors - 0.1%

Intel Corp. Senior Notes 1.35% due 12/15/2017	249,000	250,436

Electronic Parts Distribution - 0.1%

Arrow Electronics, Inc. Senior Notes 3.50% due 04/01/2022	112,000	111,875
Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	104,000	103,470

		215,345

Finance-Consumer Loans - 0.1%

Synchrony Financial Senior Notes 4.25% due 08/15/2024	253,000	265,143

Finance-Credit Card - 0.1%

American Express Credit Corp. Senior Notes 1.55% due 09/22/2017	361,000	362,599

Finance-Investment Banker/Broker - 0.1%

Lazard Group LLC Senior Notes 3.75% due 02/13/2025	241,000	238,887
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	89,000	13,127
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(3)	87,000	9
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(3)	112,000	11

		252,034

Finance-Other Services - 0.2%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	478,000	479,537

Food-Misc./Diversified - 0.1%

Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	192,000	266,221

Gas-Distribution - 0.0%

Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	109,000	122,222

Industrial Gases - 0.1%

Praxair, Inc. Senior Notes 2.65% due 02/05/2025	141,000	140,489

Insurance-Life/Health - 0.4%

Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	185,000	209,276
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	320,000	319,944
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	117,000	117,835
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	313,000	314,411

		961,466

Insurance-Multi-line - 0.6%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034	477,000	602,371
Kemper Corp. Senior Notes 4.35% due 02/15/2025	232,000	235,650
Metropolitan Life Global Funding I Sec. Notes 1.30% due 04/10/2017*	559,000	561,447

		1,399,468

Insurance-Mutual - 0.2%

New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	453,000	458,110

Machinery-Farming - 0.3%

John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	351,000	351,836
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	429,000	433,268

		785,104

Medical Instruments - 0.4%

Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025*	258,000	269,292
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035*	378,000	411,733
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045*	377,000	427,424

		1,108,449

Medical Labs & Testing Services - 0.6%

Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	71,000	71,368
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	229,000	231,394
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	234,000	240,493
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	441,000	443,367
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	548,000	556,696

		1,543,318

Medical Products - 0.2%

Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	56,000	57,273
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	101,000	105,893
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	69,000	75,615
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	268,000	357,200

		595,981

Medical-Drugs - 0.1%

Merck & Co., Inc. Senior Notes 2.75% due 02/10/2025	226,000	225,088

Medical-Generic Drugs - 0.2%

Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	519,000	549,024

Medical-HMO - 0.1%

UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	211,000	212,857

Metal-Copper - 0.1%

Freeport-McMoRan, Inc. Company Guar. Notes 2.30% due 11/14/2017	230,000	226,773

Multimedia - 0.1%

Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	159,000	229,019

Networking Products - 0.2%

Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	528,000	537,861

Non-Hazardous Waste Disposal - 0.1%

Waste Management, Inc. Company Guar. Notes 4.10% due 03/01/2045	186,000	188,454

Office Automation & Equipment - 0.2%

Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	407,000	423,040
Xerox Corp. Senior Notes 4.80% due 03/01/2035	179,000	177,777

		600,817

Oil Companies-Exploration & Production - 0.8%

Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	600,000	765,297
Hess Corp. Senior Notes 5.60% due 02/15/2041	338,000	374,751
Hess Corp. Senior Notes 7.88% due 10/01/2029	154,000	203,197
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	148,000	152,805
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	130,000	138,686
Southwestern Energy Co. Senior Notes 3.30% due 01/23/2018	71,000	71,990

Southwestern Energy Co. Senior Notes 4.05% due 01/23/2020	133,000	136,257
Southwestern Energy Co. Senior Notes 4.95% due 01/23/2025	263,000	270,198

		2,113,181

Oil Companies-Integrated - 0.3%

Chevron Corp. Senior Notes 1.37% due 03/02/2018	289,000	288,935
Chevron Corp. Senior Notes 1.96% due 03/03/2020	289,000	289,018
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	204,000	247,920

		825,873

Oil Refining & Marketing - 0.1%

Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	117,000	146,420

Oil-Field Services - 0.1%

Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.63% due 05/01/2021	126,000	132,615
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.75% due 02/01/2022	210,000	221,550

		354,165

Paper & Related Products - 0.6%

Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	251,000	286,012
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	425,000	436,569
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	368,000	383,087
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	366,000	415,776

		1,521,444

Pipelines - 0.8%

El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	131,000	123,768
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	892,000	1,025,487
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	371,000	446,307
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	137,000	143,758
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	167,000	173,453
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	213,000	228,662

		2,141,435

Real Estate Investment Trusts - 0.2%

HCP, Inc. Senior Notes 3.75% due 02/01/2016	160,000	164,221
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	239,000	250,950

		415,171

Real Estate Management/Services - 0.1%

American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	168,000	174,885

Retail-Discount - 0.2%

Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	306,000	303,710
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	215,000	225,577

		529,287

Retail-Drug Store - 0.2%

CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	133,049	144,520
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	152,327	175,425
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	148,938	175,464

		495,409

Retail-Mail Order - 0.1%

QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034	127,000	125,823

Savings & Loans/Thrifts - 0.7%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	363,000	384,315
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	791,000	871,596
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	400,000	446,634

		1,702,545

Schools - 0.2%

Northwestern University Notes 4.20% due 12/01/2047	225,000	248,532
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	113,000	115,923
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	180,000	197,524

		561,979

Security Services - 0.1%

ADT Corp. Senior Notes 3.50% due 07/15/2022	311,000	285,343

Special Purpose Entities - 0.2%

MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	435,000	440,988
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	162,000	160,423

		601,411

Steel Pipe & Tube - 0.1%

Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	303,000	295,682

Steel-Specialty - 0.1%

Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	175,000	187,663

Telephone-Integrated - 0.5%

Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	313,000	316,492
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	326,000	332,320
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	30,000	33,000
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046*	408,000	432,858
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	196,000	248,259

		1,362,929

Transport-Equipment & Leasing - 0.1%

GATX Corp. Senior Notes 4.50% due 03/30/2045	135,000	133,705

Transport-Rail - 0.1%

Union Pacific Corp. Senior Notes 3.88% due 02/01/2055	170,000	166,504

Trucking/Leasing - 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.05% due 01/09/2020*	189,000	191,428

Total U.S. Corporate Bonds & Notes
(cost $50,920,233)		52,425,973

FOREIGN CORPORATE BONDS & NOTES - 5.6%
Auto-Cars/Light Trucks - 0.2%

Hyundai Capital Services, Inc. Senior Notes 4.38% due 07/27/2016*	375,000	390,895
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	163,000	166,701

		557,596

Banks-Commercial - 2.3%

Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	293,000	293,563
ANZ New Zealand Int’l, Ltd. Company Guar. Notes 1.13% due 03/24/2016*	760,000	763,035
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 1.45% due 09/08/2017*	324,000	322,038
BPCE SA Sub. Notes 4.50% due 03/15/2025*	314,000	321,082
Credit Suisse Senior Notes 1.38% due 05/26/2017	346,000	346,654
Credit Suisse Sub. Notes 5.40% due 01/14/2020	466,000	523,967
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	336,000	336,360

ING Bank NV Senior Notes 4.00% due 03/15/2016*	278,000	286,389
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*	480,000	494,194
Kookmin Bank Senior Notes 1.63% due 07/14/2017*	783,000	780,507
Macquarie Bank, Ltd. Senior Notes 2.60% due 06/24/2019*	151,000	153,219
National Australia Bank Ltd. Senior Notes 2.75% due 03/09/2017	506,000	522,701
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017	650,000	647,817

		5,791,526

Banks-Money Center - 0.1%

Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*	239,000	241,010

Beverages-Non-alcoholic - 0.2%

Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	410,000	416,350

Beverages-Wine/Spirits - 0.2%

Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	497,000	553,183

Chemicals-Diversified - 0.1%

LyondellBasell Industries NV Senior Notes 4.63% due 02/26/2055	223,000	220,045

Diversified Banking Institutions - 0.7%

Deutsche Bank AG Senior Notes 1.88% due 02/13/2018	916,000	917,102
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	196,000	219,708
UBS AG Senior Notes 1.38% due 08/14/2017	489,000	489,248
UBS AG Sub. Notes 5.13% due 05/15/2024	223,000	231,625

		1,857,683

Diversified Manufacturing Operations - 0.0%

Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	98,000	104,204

Diversified Minerals - 0.1%

Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*	218,000	221,800

Electric-Generation - 0.1%

Electricite de France SA Senior Notes 6.00% due 01/22/2114*	122,000	145,686

Gold Mining - 0.1%

Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	165,000	171,201
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	88,000	88,048

		259,249

Insurance-Life/Health - 0.1%

AIA Group, Ltd. Senior Notes 2.25% due 03/11/2019*	250,000	249,809

Medical-Drugs - 0.2%

Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	404,000	407,129

Medical-Generic Drugs - 0.1%

Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	135,000	139,183
Perrigo Finance PLC Company Guar. Notes 3.50% due 12/15/2021	237,000	245,204

		384,387

Oil & Gas Drilling - 0.1%

Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022#	72,000	55,890
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	87,000	72,862

		128,752

Oil Companies-Exploration & Production - 0.1%

Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	343,000	350,394

Oil Companies-Integrated - 0.4%

BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	475,000	474,954

BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	167,000	171,102
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	201,000	223,665
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	22,000	22,330
Petroleos Mexicanos Company Guar. Notes 5.63% due 01/23/2046*	167,000	171,258

		1,063,309

Petrochemicals - 0.1%

Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*	219,000	221,190

SupraNational Banks - 0.1%

North American Development Bank Senior Notes 2.30% due 10/10/2018	257,000	261,322

Telephone-Integrated - 0.3%

Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	212,000	245,125
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	423,000	488,565

		733,690

Total Foreign Corporate Bonds & Notes
(cost $13,988,061)		14,168,314

MUNICIPAL BONDS & NOTES - 0.3%

Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	241,000	266,199
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	216,000	252,163
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	335,000	366,161

Total Municipal Bonds & Notes
(cost $789,651)		884,523

U.S. GOVERNMENT AGENCIES - 34.4%
Federal Home Loan Bank - 0.1%

5.50% due 07/15/2036	250,000	348,560

Federal Home Loan Mtg. Corp. - 8.9%

1.89% due 02/01/2037 FRS	113,171	119,238
2.50% due 01/01/2028	380,324	390,783
2.50% due 04/01/2028	933,714	958,850
3.00% due 08/01/2027	729,036	764,424
3.00% due 10/01/2042	804,119	821,229
3.00% due 11/01/2042	1,364,213	1,393,235
3.00% due 02/01/2043	448,538	457,931
3.00% due 04/01/2043	890,646	909,194
3.00% due 05/01/2043	1,316,178	1,343,893
3.00% due 08/01/2043	928,390	947,291
3.50% due 11/01/2041	1,052,748	1,103,716
3.50% due 03/01/2042	303,408	318,051
3.50% due 04/01/2042	1,720,099	1,802,524
3.50% due 06/01/2042	2,281,834	2,391,685
3.50% due 08/01/2042	410,999	432,490
4.00% due 09/01/2040	166,325	178,524
4.50% due 01/01/2039	32,938	35,742
4.50% due 06/01/2040	1,178,653	1,299,470
4.50% due 06/01/2041	1,227,786	1,331,963
5.00% due 10/01/2033	2,461	2,732
5.00% due 06/01/2039	680,471	762,554
5.00% due 07/01/2040	1,269,038	1,405,150
5.50% due 11/01/2018	48,245	50,711
5.50% due 02/01/2035	202,782	226,313
6.00% due 10/01/2033	181,117	206,700
6.00% due 03/01/2040	1,596	1,809
6.50% due 02/01/2035	7,970	9,083
6.50% due 01/01/2036	22,598	25,753
6.75% due 09/15/2029	500,000	744,248
6.75% due 03/15/2031	250,000	378,551
7.00% due 11/01/2016	2,527	2,595
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(2)	63,234	63,763
Federal Home Loan Mtg. Corp., REMIC FRS Series 3572, Class JS 6.63% due 09/15/2039(2)(4)	590,052	107,259
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN2, Class M2 1.82% due 04/25/2024(2)	503,000	496,054
Series 2014-HQ1, Class M1
1.82% due 08/25/2024(2)	489,056	492,085
Series 2014-DN1, Class M2
2.37% due 02/25/2024(2)	611,000	616,472

		22,592,065

Federal National Mtg. Assoc. - 25.3%

Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 1.77% due 01/25/2024(2)	457,759	460,099
Series 2013-C01, Class M1
2.17% due 10/25/2023(2)	569,776	575,767
Federal National Mtg. Assoc.
2.10% due 05/01/2037 FRS	205,071	217,551
2.24% due 07/01/2039 FRS	642,919	681,263
2.38% due 11/01/2036 FRS	412,918	440,713
2.43% due 08/01/2035 FRS	452,728	485,755
2.50% due 04/01/2028	1,332,038	1,367,278
2.50% due 03/18/2030	1,700,000	1,741,172
2.99% due 10/01/2040 FRS	244,456	261,706
3.00% due 10/01/2027	181,492	190,471
3.00% due 12/01/2027	1,466,893	1,538,591
3.00% due 01/01/2028	1,662,817	1,744,183
3.00% due 03/18/2030	315,000	329,810
3.00% due 03/01/2042	987,815	1,009,066
3.00% due 12/01/2042	1,029,552	1,051,706
3.00% due 02/01/2045	953,978	972,956
3.00% due 03/12/2045	7,234,000	7,369,103
3.20% due 10/01/2040 FRS	611,923	653,561
3.50% due 08/01/2026	323,946	344,018
3.50% due 09/01/2026	96,703	103,121
3.50% due 08/01/2027	159,009	168,780
3.50% due 10/01/2028	856,110	914,805
3.50% due 03/18/2030	400,000	424,242

3.50% due 12/01/2041	729,091	768,333
3.50% due 06/01/2042	476,396	499,933
3.50% due 07/01/2042	125,611	129,978
3.50% due 08/01/2042	2,162,926	2,263,887
3.50% due 08/01/2043	916,284	961,556
3.50% due 03/12/2045	7,624,000	7,990,160
4.00% due 04/01/2039	326,468	349,313
4.00% due 07/01/2040	244,318	263,915
4.00% due 09/01/2040	170,861	183,337
4.00% due 10/01/2040	175,336	188,181
4.00% due 12/01/2040	1,937,813	2,080,079
4.00% due 03/01/2041	320,745	344,142
4.00% due 10/01/2041	1,923,590	2,062,749
4.00% due 11/01/2041	1,060,149	1,137,145
4.00% due 01/01/2042	150,386	161,251
4.00% due 12/01/2043	945,078	1,025,191
4.00% due 10/01/2044	918,337	982,599
4.00% due 03/12/2045	3,501,000	3,743,102
4.50% due 11/01/2022	242,434	256,265
4.50% due 10/01/2024	481,771	518,689
4.50% due 01/01/2039	78,098	85,095
4.50% due 09/01/2039	449,328	489,607
4.50% due 09/01/2040	1,172,831	1,278,843
4.50% due 11/01/2040	357,023	389,343
4.50% due 12/01/2040	703,270	766,970
4.50% due 05/01/2041	590,185	643,784
4.50% due 07/01/2041	245,021	267,140
4.50% due 03/12/2045	2,440,000	2,651,937
5.00% due 03/15/2016	1,140,000	1,194,951
5.00% due 05/11/2017	500,000	546,500
5.00% due 10/01/2033	7,021	7,821
5.00% due 03/01/2034	89,050	99,269
5.00% due 05/01/2039	805,946	893,688
5.00% due 05/01/2040	222,579	248,207
5.00% due 06/01/2040	140,705	157,055
5.00% due 07/01/2040	511,043	567,657
5.00% due 03/12/2045	511,000	566,771
5.50% due 12/01/2029	151,733	170,833
5.50% due 04/01/2033	117,612	132,912
5.50% due 12/01/2033	116,210	131,248
5.50% due 05/01/2034	163,696	184,918
5.50% due 07/01/2037	682,851	766,998
5.50% due 08/01/2037	448,379	503,632
5.50% due 06/01/2038	66,065	74,906
6.00% due 03/01/2016	173	174
6.00% due 12/01/2016	4,264	4,397
6.00% due 11/01/2017	13,608	14,144
6.00% due 12/01/2020	39,560	41,817
6.00% due 12/01/2036	879,883	1,000,695
6.00% due 05/01/2038	185,306	210,645
6.00% due 11/01/2038	256,133	291,316
6.00% due 06/01/2040	190,163	216,216
6.50% due 10/01/2037	71,048	81,254
7.50% due 08/01/2015	14	14
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(2)	756,750	757,778

		64,394,057

Tennessee Valley Authority - 0.1%

Tennessee Valley Authority 1.75% due 10/15/2018	155,000	155,589

Total U.S. Government Agencies
(cost $86,353,497)		87,490,271

U.S. GOVERNMENT TREASURIES - 28.5%
United States Treasury Bonds - 3.9%

2.75% due 11/15/2042	423,000	434,930
3.00% due 11/15/2044	631,000	683,254
3.13% due 11/15/2041	809,000	895,715
3.13% due 02/15/2042	408,000	451,095
3.13% due 08/15/2044#	762,000	844,093
3.38% due 05/15/2044	609,000	705,584
3.50% due 02/15/2039	483,000	566,997
3.63% due 02/15/2044	1,115,000	1,349,063
3.88% due 08/15/2040	54,000	67,445
4.25% due 05/15/2039	267,000	350,021
4.38% due 11/15/2039	934,000	1,249,006
4.50% due 02/15/2036	225,000	303,258
4.50% due 05/15/2038	120,000	161,981
4.75% due 02/15/2037	587,000	816,481
5.00% due 05/15/2037	159,000	228,799
5.25% due 11/15/2028	404,000	547,704
8.13% due 08/15/2019	92,000	118,809

		9,774,235

United States Treasury Notes - 24.6%

0.07% due 01/31/2016 FRS	973,000	972,978
0.25% due 08/15/2015	800,000	800,438
0.38% due 04/15/2015	540,000	540,084
0.38% due 11/15/2015	9,000	9,013
0.50% due 07/31/2017	3,351,000	3,326,129
0.63% due 08/31/2017	6,669,000	6,631,487
0.75% due 12/31/2017	234,000	232,592
0.88% due 02/28/2017	2,600,000	2,612,392
0.88% due 01/15/2018	600,000	598,265
1.00% due 08/31/2016	103,000	103,821
1.00% due 08/31/2019	1,800,000	1,765,125
1.25% due 10/31/2015	2,222,000	2,237,450
1.38% due 11/30/2015	53,000	53,468
1.38% due 02/28/2019	510,000	510,837
1.50% due 01/31/2019	4,400,000	4,430,936
1.63% due 12/31/2019	1,200,000	1,207,313
1.75% due 10/31/2018	7,911,000	8,049,442
1.75% due 05/15/2022	2,390,000	2,377,677
2.00% due 02/15/2022	3,444,000	3,488,934
2.13% due 09/30/2021	800,000	816,938
2.13% due 12/31/2015	150,000	152,355
2.13% due 12/31/2021	1,700,000	1,735,727
2.25% due 11/15/2024	5,907,000	6,031,602
2.38% due 08/15/2024	958,000	988,986
2.50% due 05/15/2024	4,538,000	4,734,409
2.75% due 12/31/2017	1,511,000	1,586,314
3.13% due 05/15/2019	11,000	11,779
3.63% due 08/15/2019	27,000	29,582
3.88% due 05/15/2018	4,109,000	4,471,747

4.00% due 08/15/2018	1,403,000	1,539,025
4.25% due 08/15/2015	538,000	548,213

		62,595,058

Total U.S. Government Treasuries
(cost $70,713,372)		72,369,293

FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
Electric-Distribution - 0.1%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	298,000	300,325

Regional Authority - 0.1%

Province of British Columbia Senior Notes 2.85% due 06/15/2015	272,000	274,003

Sovereign - 0.6%

Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045	206,000	186,224
Government of Canada Senior Notes 0.88% due 02/14/2017	308,000	308,992
United Mexican States Senior Notes 3.50% due 01/21/2021	423,000	442,035
United Mexican States Senior Notes 3.60% due 01/30/2025	240,000	247,200
United Mexican States Senior Notes 4.75% due 03/08/2044	195,000	207,648

		1,392,099

Total Foreign Government Obligations
(cost $1,911,387)		1,966,427

PREFERRED SECURITIES - 0.2%
Electric-Integrated - 0.1%

Entergy Louisiana LLC 4.70%#	7,100	168,554

Telecom Services - 0.1%

Qwest Corp. 6.13%#	13,750	338,250

Total Preferred Securities
(cost $521,212)		506,804

PREFERRED SECURITIES/CAPITAL SECURITIES - 1.3%
Banks-Commercial - 0.1%

Nordea Bank AB FRS 6.13% due 09/23/2024*(6)	212,000	218,360

Banks-Super Regional - 0.1%

Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(6)	228,000	239,970
Wells Fargo Capital X 5.95% due 12/01/2086	97,000	99,473

		339,443

Diversified Banking Institutions - 0.3%

JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(6)	158,000	163,609
JPMorgan Chase & Co. FRS Series V 5.00% due 07/01/2019(6)	220,000	216,425
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(6)	334,000	359,467

		739,501

Electric-Integrated - 0.1%

Dominion Resources, Inc. FRS 5.75% due 10/01/2054	154,000	163,926

Finance-Credit Card - 0.1%

American Express Co. FRS 5.20% due 11/15/2019(6)	281,000	284,864

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% due 11/30/2056†(3)	78,000	8

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	216,000	216,864

Insurance-Life/Health - 0.1%

Prudential Financial, Inc. FRS 5.63% due 06/15/2043	283,000	299,273

Insurance-Multi-line - 0.2%

Farmers Exchange Capital III FRS 5.45% due 10/15/2054*	220,000	238,135
MetLife, Inc. 6.40% due 12/15/2066	284,000	332,280

		570,415

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	396,000	430,155

Total Preferred Securities/Capital Securities
(cost $3,109,101)		3,262,809

Total Long-Term Investment Securities
(cost $242,306,201)		246,952,554

SHORT-TERM INVESTMENT SECURITIES - 13.4%
Registered Investment Companies - 0.2%

State Street Navigator Securities Lending Prime Portfolio(7)	417,038	417,038

Time Deposits - 13.2%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/02/2015	$33,585,000	33,585,000

Total Short-Term Investment Securities
(cost $34,002,038)		34,002,038

TOTAL INVESTMENTS
(cost $276,308,239)(5)	110.6%	280,954,592
Liabilities in excess of other assets	(10.6)	(26,987,667)

NET ASSETS	100.0%	$253,966,925

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2015, the aggregate value of these securities was $18,453,315 representing 7.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Illiquid security. At February 28, 2015, the aggregate value of these securities was $28 representing 0.0% of net assets.
(4)	Interest Only
(5)	See Note 5 for cost of investments on a tax basis.
(6)	Perpetual maturity - maturity date reflects the next call date.
(7)	At February 28, 2015, the Fund had loaned securities with a total value of $434,729. This was secured by collateral of $417,038, which was received in cash and subsequently invested in short-term investments currently valued at $417,038 as reported in the portfolio of investments. Additional collateral of $28,268 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2015
Federal National Mtg. Assoc.	2.15% to 20.22%	06/01/2022 to 03/01/2045	$18,651
Federal Home Loan Mtg. Corp.	2.38% to 32.38%	11/01/2025 to 01/01/2045	5,350
Government National Mtg. Assoc.	4.46% to 8.35%	02/20/2039 to 08/20/2062	4,267

REMIC -Real Estate Mortgage Investment Conduit

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of February 28, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$13,878,140	$—	$13,878,140
U.S. Corporate Bonds & Notes	—	52,425,973	—	52,425,973
Foreign Corporate Bonds & Notes	—	14,168,314	—	14,168,314
Municipal Bonds & Notes	—	884,523	—	884,523
U.S. Government Agencies	—	87,490,271	—	87,490,271
U.S. Government Treasuries	—	72,369,293	—	72,369,293
Foreign Government Obligations	—	1,966,427	—	1,966,427
Preferred Securities	506,804	—	—	506,804
Preferred Securities/Capital Securities	—	3,262,809	—	3,262,809
Short-Term Investment Securities:
Registered Investment Companies	417,038	—	—	417,038
Time Deposits	—	33,585,000	—	33,585,000

Total Investments at Value	$923,842	$280,030,750	$—	$280,954,592

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS - February 28, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.1%
Advertising Agencies - 0.5%

Alliance Data Systems Corp.†	1,220	$339,782
Interpublic Group of Cos., Inc.	13,340	297,482
Omnicom Group, Inc.	10,000	795,400

		1,432,664

Aerospace/Defense - 1.5%

Northrop Grumman Corp.	3,430	568,385
Raytheon Co.	27,720	3,015,105
Spirit AeroSystems Holdings, Inc., Class A†	9,400	462,574

		4,046,064

Airlines - 1.2%

American Airlines Group, Inc.	4,430	212,197
Southwest Airlines Co.	29,000	1,253,960
United Continental Holdings, Inc.†	28,800	1,877,184

		3,343,341

Applications Software - 1.4%

Microsoft Corp.	88,655	3,887,522

Auto-Cars/Light Trucks - 0.5%

General Motors Co.	32,810	1,224,141

Auto/Truck Parts & Equipment-Original - 0.9%

Lear Corp.	9,570	1,042,364
WABCO Holdings, Inc.†	11,000	1,285,130

		2,327,494

Banks-Commercial - 0.2%

Regions Financial Corp.	64,600	620,806

Banks-Fiduciary - 0.1%

State Street Corp.	2,570	191,337

Banks-Super Regional - 4.7%

Capital One Financial Corp.	24,900	1,959,879
KeyCorp	34,100	475,013
SunTrust Banks, Inc.	59,700	2,447,700
US Bancorp	105,085	4,687,842
Wells Fargo & Co.	55,125	3,020,299

		12,590,733

Beverages-Non-alcoholic - 1.2%

Dr Pepper Snapple Group, Inc.	39,700	3,127,963

Brewery - 0.8%

Molson Coors Brewing Co., Class B	26,800	2,033,852

Broadcast Services/Program - 0.0%

Starz, Class A†	540	17,950

Building-Mobile Home/Manufactured Housing - 0.0%

Thor Industries, Inc.	1,810	111,605

Building-Residential/Commercial - 0.1%

PulteGroup, Inc.	13,747	310,132

Cable/Satellite TV - 2.4%

Cablevision Systems Corp., Class A#	21,020	394,756
Comcast Corp., Class A	89,300	5,302,634
Comcast Corp., Special Class A#	8,580	505,748
Time Warner Cable, Inc.	1,880	289,614

		6,492,752

Casino Hotels - 0.4%

Las Vegas Sands Corp.	16,600	944,540

Cellular Telecom - 0.1%

U.S. Cellular Corp.†	7,265	275,561

Chemicals-Diversified - 1.5%

Akzo Nobel NV ADR	39,450	978,755
Celanese Corp., Series A	4,600	262,706
Dow Chemical Co.	15,200	748,448
LyondellBasell Industries NV, Class A	7,070	607,384
PPG Industries, Inc.	5,980	1,407,572

		4,004,865

Chemicals-Specialty - 0.2%

Cabot Corp.	11,312	510,397

Commercial Services-Finance - 1.8%

MasterCard, Inc., Class A	38,400	3,460,992
Total System Services, Inc.	32,383	1,237,031
Western Union Co.#	10,210	199,299

		4,897,322

Computer Services - 0.7%

Amdocs, Ltd.	24,188	1,269,870
Cognizant Technology Solutions Corp., Class A†	3,200	199,952
DST Systems, Inc.	3,524	374,566

		1,844,388

Computers - 1.8%

Apple, Inc.	20,690	2,657,837
Hewlett-Packard Co.	66,647	2,321,982

		4,979,819

Computers-Integrated Systems - 0.7%

Brocade Communications Systems, Inc.	146,789	1,818,716

Computers-Memory Devices - 2.2%

EMC Corp.	94,820	2,744,091
Western Digital Corp.	31,150	3,332,427

		6,076,518

Containers-Metal/Glass - 0.0%

Crown Holdings, Inc.†	1,800	95,400

Containers-Paper/Plastic - 0.5%

Packaging Corp. of America	17,105	1,417,320

Cruise Lines - 0.3%

Carnival Corp.	15,373	676,258

Distribution/Wholesale - 0.3%

Fossil Group, Inc.†	8,000	688,080

Diversified Banking Institutions - 9.0%

Bank of America Corp.	293,074	4,633,500
Citigroup, Inc.	146,613	7,685,453
Goldman Sachs Group, Inc.	10,640	2,019,366
JPMorgan Chase & Co.	152,574	9,349,735
Morgan Stanley	19,410	694,684

		24,382,738

Diversified Manufacturing Operations - 2.3%

3M Co.	27,950	4,713,767
Parker-Hannifin Corp.	11,784	1,445,779

		6,159,546

E-Commerce/Services - 0.3%

Priceline Group, Inc.†	740	915,735

Electric-Generation - 0.4%

AES Corp.	93,450	1,212,046

Electric-Integrated - 0.4%

Edison International	1,940	124,645
PPL Corp.	5,620	191,642
Public Service Enterprise Group, Inc.	16,000	672,960

		989,247

Electronic Components-Misc. - 0.1%

TE Connectivity, Ltd.	3,950	284,913

Electronic Components-Semiconductors - 2.8%

Intel Corp.	114,460	3,805,795
Micron Technology, Inc.†	125,950	3,862,886

		7,668,681

Electronic Parts Distribution - 0.1%

Avnet, Inc.	5,850	267,989

Engineering/R&D Services - 0.7%

AECOM Technology Corp.†	55,160	1,658,110
Jacobs Engineering Group, Inc.†	7,200	319,248

		1,977,358

Enterprise Software/Service - 0.9%

Oracle Corp.	54,180	2,374,168

Finance-Consumer Loans - 0.7%

SLM Corp.	208,597	1,975,414

Finance-Credit Card - 2.0%

Discover Financial Services	87,110	5,311,968

Finance-Other Services - 0.7%

Intercontinental Exchange, Inc.	550	129,448
NASDAQ OMX Group, Inc.	32,680	1,639,229

		1,768,677

Food-Meat Products - 0.3%

Tyson Foods, Inc., Class A	22,250	919,147

Food-Misc./Diversified - 0.0%

Kellogg Co.	500	32,240
Mondelez International, Inc., Class A	460	16,990

		49,230

Food-Retail - 0.6%

Kroger Co.	20,998	1,494,008

Footwear & Related Apparel - 0.1%

Deckers Outdoor Corp.†	4,800	356,352

Gas-Distribution - 0.1%

UGI Corp.	8,675	294,863

Home Decoration Products - 0.5%

Newell Rubbermaid, Inc.	35,150	1,381,043

Hotels/Motels - 0.0%

Wyndham Worldwide Corp.	280	25,614

Housewares - 0.1%

Tupperware Brands Corp.	2,410	172,074

Human Resources - 0.0%

ManpowerGroup, Inc.	1,070	86,092

Independent Power Producers - 0.1%

Dynegy, Inc.†	6,350	176,975

Instruments-Controls - 0.1%

Honeywell International, Inc.	2,505	257,464

Insurance-Life/Health - 0.8%

CNO Financial Group, Inc.	4,540	73,820
Lincoln National Corp.	21,727	1,252,344
Prudential Financial, Inc.	9,615	777,373

		2,103,537

Insurance-Multi-line - 1.1%

ACE, Ltd.	2,945	335,759
Genworth Financial, Inc., Class A†	75,200	582,800
Hartford Financial Services Group, Inc.	25,459	1,042,801
MetLife, Inc.	6,065	308,284
XL Group PLC	22,320	807,984

		3,077,628

Insurance-Property/Casualty - 0.9%

Travelers Cos., Inc.	21,580	2,318,555

Internet Content-Entertainment - 0.9%

Facebook, Inc., Class A†	31,310	2,472,551

Internet Security - 0.3%

Symantec Corp.	30,210	760,084

Machinery-General Industrial - 0.3%

Zebra Technologies Corp., Class A†	10,170	925,978

Medical Instruments - 1.0%

Medtronic PLC	33,854	2,626,732

Medical Labs & Testing Services - 1.6%

Laboratory Corp. of America Holdings†	22,680	2,790,321
Quest Diagnostics, Inc.	21,910	1,536,767

		4,327,088

Medical Products - 0.8%

Baxter International, Inc.	22,100	1,528,215
Zimmer Holdings, Inc.	4,510	542,959

		2,071,174

Medical-Biomedical/Gene - 1.3%

Amgen, Inc.	21,800	3,438,296

Medical-Drugs - 3.6%

AstraZeneca PLC ADR	27,500	1,894,750
Johnson & Johnson	10,980	1,125,560
Merck & Co., Inc.	8,078	472,886
Pfizer, Inc.	126,132	4,328,850
Shire PLC ADR	7,400	1,790,134

		9,612,180

Medical-Generic Drugs - 1.8%

Teva Pharmaceutical Industries, Ltd. ADR	84,612	4,824,576

Medical-HMO - 5.1%

Aetna, Inc.	39,300	3,912,315
Centene Corp.†	32,700	2,009,742
Cigna Corp.	25,540	3,106,430
Humana, Inc.	8,800	1,446,544
UnitedHealth Group, Inc.	28,200	3,204,366

		13,679,397

Medical-Hospitals - 1.2%

Community Health Systems, Inc.†	19,030	923,336
Universal Health Services, Inc., Class B	19,358	2,194,229

		3,117,565

Medical-Wholesale Drug Distribution - 0.9%

McKesson Corp.	11,230	2,568,301

Multimedia - 0.6%

Viacom, Inc., Class B	23,290	1,628,903

Networking Products - 2.9%

Cisco Systems, Inc.	232,970	6,874,945
Telefonaktiebolaget LM Ericsson ADR	89,650	1,159,174

		8,034,119

Office Automation & Equipment - 0.2%

Xerox Corp.	41,100	561,015

Oil & Gas Drilling - 0.1%

Atwood Oceanics, Inc.	10,500	325,605
Noble Corp. PLC#	450	7,488

		333,093

Oil Companies-Exploration & Production - 1.4%

Apache Corp.	20,540	1,352,354
Gulfport Energy Corp.†	21,540	986,747
Hess Corp.	20,800	1,561,664

		3,900,765

Oil Companies-Integrated - 3.4%

BP PLC ADR#	52,900	2,192,176
Exxon Mobil Corp.	7,080	626,863
Marathon Oil Corp.	95,774	2,668,264
Suncor Energy, Inc.#	123,320	3,711,932

		9,199,235

Oil Refining & Marketing - 2.1%

Marathon Petroleum Corp.	23,701	2,488,605
PBF Energy, Inc., Class A	13,750	428,587
Tesoro Corp.	5,609	515,131
Valero Energy Corp.	37,660	2,323,245

		5,755,568

Oil-Field Services - 1.7%

Halliburton Co.	20,170	866,100
Oceaneering International, Inc.	4,790	261,199
Schlumberger, Ltd.	35,790	3,012,086
Weatherford International PLC†	46,310	587,674

		4,727,059

Paper & Related Products - 0.5%

Domtar Corp.	30,100	1,360,520

Pharmacy Services - 0.2%

Express Scripts Holding Co.†	6,300	534,177

Poultry - 0.1%

Pilgrim’s Pride Corp.#	8,700	238,641

Publishing-Periodicals - 0.2%

Nielsen NV#	11,910	538,451

Real Estate Investment Trusts - 0.3%

Outfront Media, Inc.	29,499	883,495

Real Estate Management/Services - 0.0%

Jones Lang LaSalle, Inc.	680	109,650

Retail-Apparel/Shoe - 0.8%

Gap, Inc.	14,180	589,888
Ross Stores, Inc.	14,584	1,543,133

		2,133,021

Retail-Building Products - 2.9%

Home Depot, Inc.	23,300	2,673,675
Lowe’s Cos., Inc.	69,300	5,134,437

		7,808,112

Retail-Discount - 0.5%

Wal-Mart Stores, Inc.	16,590	1,392,399

Retail-Drug Store - 2.3%

CVS Health Corp.	60,480	6,282,058

Retail-Regional Department Stores - 0.7%

Macy’s, Inc.	31,160	1,985,515

Retail-Vitamins & Nutrition Supplements - 0.5%

GNC Holdings, Inc., Class A	30,030	1,444,143

Semiconductor Components-Integrated Circuits - 1.4%

QUALCOMM, Inc.	53,100	3,850,281

Semiconductor Equipment - 0.3%

Teradyne, Inc.	36,620	707,498

Telephone-Integrated - 1.0%

Telephone & Data Systems, Inc.	36,299	923,447
Verizon Communications, Inc.	35,780	1,769,321

		2,692,768

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc.	4,710	463,181

Transport-Rail - 1.0%

Norfolk Southern Corp.	18,200	1,986,712
Union Pacific Corp.	5,000	601,300

		2,588,012

Transport-Services - 0.8%

FedEx Corp.	12,600	2,229,948

Web Portals/ISP - 1.8%

Google, Inc., Class A†	4,150	2,334,914
Google, Inc., Class C†	4,400	2,456,960

		4,791,874

X-Ray Equipment - 0.3%

Hologic, Inc.†	22,610	732,112

Total Common Stocks
(cost $206,395,329)		265,318,137

CONVERTIBLE PREFERRED SECURITIES - 0.1%
Food-Meat Products - 0.1%

Tyson Foods, Inc. 4.75% due 07/15/2017	4,572	232,486

Tools-Hand Held - 0.0%

Stanley Black & Decker, Inc. 6.25% due 11/17/2016#	530	61,130

Total Convertible Preferred Securities
(cost $281,600)		293,616

Total Long-Term Investment Securities
(cost $206,676,929)		265,611,753

SHORT-TERM INVESTMENT SECURITIES - 2.9%
Registered Investment Companies - 2.9%

State Street Navigator Securities Lending Prime Portfolio(1) (cost $7,917,368)	7,917,368	7,917,368

REPURCHASE AGREEMENTS - 1.3%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 02/27/2015, to be repurchased 03/02/2015 in the amount of $142,000 collateralized by $150,000 of Federal Home Loan Mtg. Corp. Notes bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $145,238	$ 142,000	142,000
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 02/27/2015, to be repurchased 03/02/2015 in the amount of $3,368,000 collateralized by $3,550,000 of Federal Home Loan Mtg. Corp. Notes bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $3,437,288	3,368,000	3,368,000

Total Repurchase Agreements
(cost $3,510,000)		3,510,000

TOTAL INVESTMENTS
(cost $218,104,297)(2)	102.4%	277,039,121
Liabilities in excess of other assets	(2.4)	(6,381,544)

NET ASSETS —	100.0%	$270,657,577

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At February 28, 2015, the Fund had loaned securities with a total value of $7,682,042. This was secured by collateral of $7,917,368, which was received in cash and subsequently invested in short-term investments currently valued at $7,917,368 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2015	Unrealized Appreciation (Depreciation)

16	Long	S&P 500 E-Mini Index	March 2015	$1,619,234	$1,682,240	$63,006

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$265,318,137	$—	$—	$265,318,137
Convertible Preferred Securities	293,616	—	—	293,616
Short-Term Investment Securities	7,917,368	—	—	7,917,368
Repurchase Agreements	—	3,510,000	—	3,510,000

Total Investments at Value	$273,529,121	$3,510,000	$—	$277,039,121

Other Financial Instruments:†
Futures Contracts	$63,006	$—	$—	$63,006

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS - February 28, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.0%
Advertising Agencies - 1.4%

Omnicom Group, Inc.	115,875	$9,216,697

Aerospace/Defense - 4.7%

Lockheed Martin Corp.	76,881	15,380,044
Northrop Grumman Corp.	45,045	7,464,407
Raytheon Co.	81,515	8,866,387

		31,710,838

Aerospace/Defense-Equipment - 0.7%

United Technologies Corp.	41,320	5,037,321

Apparel Manufacturers - 0.5%

VF Corp.	40,260	3,086,332

Applications Software - 1.5%

Microsoft Corp.	232,375	10,189,644

Banks-Super Regional - 4.7%

Fifth Third Bancorp	167,420	3,241,251
SunTrust Banks, Inc.	164,610	6,749,010
US Bancorp	153,720	6,857,449
Wells Fargo & Co.	274,775	15,054,923

		31,902,633

Beverages-Non-alcoholic - 1.6%

Coca-Cola Co.	246,805	10,686,656

Beverages-Wine/Spirits - 0.6%

Diageo PLC	134,375	4,015,290

Cable/Satellite TV - 1.6%

Comcast Corp., Special Class A	183,185	10,797,840

Chemicals-Diversified - 2.8%

Dow Chemical Co.	59,175	2,913,777
E.I. du Pont de Nemours & Co.	99,000	7,707,150
LyondellBasell Industries NV, Class A	97,029	8,335,761

		18,956,688

Commercial Services-Finance - 1.5%

Automatic Data Processing, Inc.	15,525	1,379,241
H&R Block, Inc.	265,531	9,067,884

		10,447,125

Computer Services - 3.1%

Accenture PLC, Class A	101,379	9,127,151
International Business Machines Corp.	74,259	12,025,503

		21,152,654

Cosmetics & Toiletries - 2.5%

Procter & Gamble Co.	190,706	16,234,802
Unilever NV	19,935	866,574

		17,101,376

Diversified Banking Institutions - 4.8%

Bank of America Corp.	290,200	4,588,062
Citigroup, Inc.	137,380	7,201,460
Goldman Sachs Group, Inc.	16,100	3,055,619
JPMorgan Chase & Co.	218,375	13,382,020
Morgan Stanley	121,290	4,340,969

		32,568,130

Diversified Manufacturing Operations - 3.6%

3M Co.	31,235	5,267,783
General Electric Co.	721,889	18,761,895

		24,029,678

Diversified Minerals - 0.3%

BHP Billiton, Ltd.#	78,022	2,051,519

Electric-Integrated - 2.2%

CMS Energy Corp.	46,849	1,645,805
Dominion Resources, Inc.	61,730	4,450,116
Eversource Energy	36,195	1,873,091
NextEra Energy, Inc.	46,170	4,776,748
Wisconsin Energy Corp.	37,370	1,905,123

		14,650,883

Electric-Transmission - 0.2%

ITC Holdings Corp.	31,415	1,216,703

Electronic Components-Semiconductors - 1.6%

Intel Corp.	232,055	7,715,829
Samsung Electronics Co., Ltd. GDR*	5,400	3,353,400

		11,069,229

Electronic Security Devices - 0.3%

Tyco International PLC	45,800	1,933,676

Enterprise Software/Service - 1.4%

CA, Inc.	287,076	9,335,712

Finance-Credit Card - 0.5%

American Express Co.	45,244	3,691,458

Finance-Other Services - 0.6%

CME Group, Inc.	38,970	3,738,392

Food-Misc./Diversified - 3.1%

Kellogg Co.	133,636	8,616,849
Kraft Foods Group, Inc.	166,082	10,639,213
Mondelez International, Inc., Class A	52,375	1,934,471

		21,190,533

Food-Retail - 0.6%

Kroger Co.	55,500	3,948,825

Gas-Distribution - 0.3%

Sempra Energy	21,925	2,372,285

Industrial Automated/Robotic - 0.2%

Rockwell Automation, Inc.	13,830	1,618,663

Industrial Gases - 0.4%

Praxair, Inc.	20,555	2,628,984

Instruments-Controls - 0.8%

Honeywell International, Inc.	53,105	5,458,132

Insurance-Life/Health - 0.8%

Prudential Financial, Inc.	66,085	5,342,972

Insurance-Multi-line - 1.4%

ACE, Ltd.	37,035	4,222,361
MetLife, Inc.	109,410	5,561,310

		9,783,671

Insurance-Property/Casualty - 1.3%

Chubb Corp.	35,595	3,575,518
Travelers Cos., Inc.	47,630	5,117,367

		8,692,885

Internet Security - 1.2%

Symantec Corp.	333,964	8,402,534

Medical Labs & Testing Services - 0.3%

Quest Diagnostics, Inc.	29,495	2,068,779

Medical Products - 0.4%

Becton Dickinson and Co.	17,500	2,567,600

Medical-Drugs - 8.3%

Abbott Laboratories	35,485	1,680,924
AbbVie, Inc.	35,485	2,146,843
Bristol-Myers Squibb Co.	132,980	8,101,142
Johnson & Johnson	68,435	7,015,272
Merck & Co., Inc.	296,037	17,330,006
Pfizer, Inc.	582,117	19,978,255

		56,252,442

Medical-HMO - 1.5%

Anthem, Inc.	21,967	3,217,067
UnitedHealth Group, Inc.	63,853	7,255,617

		10,472,684

Networking Products - 1.4%

Cisco Systems, Inc.	332,402	9,809,183

Oil & Gas Drilling - 1.1%

Helmerich & Payne, Inc.	106,950	7,172,067

Oil Companies-Exploration & Production - 3.5%

ConocoPhillips	152,751	9,959,365
Occidental Petroleum Corp.	175,869	13,696,678

		23,656,043

Oil Companies-Integrated - 4.6%

Chevron Corp.	121,816	12,995,331
Exxon Mobil Corp.	85,170	7,540,952
Marathon Oil Corp.	89,635	2,497,231
Phillips 66	19,700	1,545,662
Total SA ADR	120,022	6,436,780

		31,015,956

Oil Refining & Marketing - 0.7%

Marathon Petroleum Corp.	42,180	4,428,900

Oil-Field Services - 0.3%

Schlumberger, Ltd.	24,565	2,067,390

Paper & Related Products - 0.7%

International Paper Co.	83,400	4,704,594

Pipelines - 0.3%

Spectra Energy Corp.	50,600	1,795,794

Publishing-Periodicals - 0.2%

Nielsen NV#	34,700	1,568,787

Real Estate Investment Trusts - 0.3%

Weyerhaeuser Co.	57,790	2,029,007

Retail-Apparel/Shoe - 1.6%

Coach, Inc.	245,921	10,709,860

Retail-Building Products - 1.7%

Home Depot, Inc.	98,070	11,253,532

Retail-Computer Equipment - 1.1%

GameStop Corp., Class A#	192,984	7,134,618

Retail-Discount - 0.2%

Wal-Mart Stores, Inc.	16,100	1,351,273

Retail-Office Supplies - 1.6%

Staples, Inc.	636,278	10,667,201

Retail-Restaurants - 1.9%

McDonald’s Corp.	132,903	13,144,107

Semiconductor Components-Integrated Circuits - 0.7%

QUALCOMM, Inc.	65,940	4,781,309

Telecom Services - 0.2%

BCE, Inc.#	27,180	1,190,756

Telephone-Integrated - 3.5%

AT&T, Inc.	239,226	8,267,650
Verizon Communications, Inc.	311,584	15,407,829

		23,675,479

Tobacco - 6.5%

Altria Group, Inc.	221,100	12,445,719
Lorillard, Inc.	169,961	11,628,732
Philip Morris International, Inc.	120,287	9,979,009
Reynolds American, Inc.	131,352	9,932,838

		43,986,298

Transport-Rail - 0.9%

CSX Corp.	47,520	1,630,411
Union Pacific Corp.	35,967	4,325,392

		5,955,803

Transport-Services - 0.7%

United Parcel Service, Inc., Class B	44,125	4,488,836

Water - 0.5%

American Water Works Co., Inc.	60,120	3,251,290

Wireless Equipment - 0.5%

Motorola Solutions, Inc.	47,840	3,250,250

Total Long-Term Investment Securities
(cost $532,557,130)		662,475,796

SHORT-TERM INVESTMENT SECURITIES - 3.0%
Registered Investment Companies - 1.5%

State Street Navigator Securities Lending Prime Portfolio(1)	10,018,464	10,018,464

Time Deposits - 1.5%

Euro Time Deposit with State Street Bank Trust Co. 0.01% due 03/02/2015	$ 9,989,000	9,989,000

Total Short-Term Investment Securities
(cost $20,007,464)		20,007,464

REPURCHASE AGREEMENT - 0.2%

State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $1,555,000)	1,555,000	1,555,000

TOTAL INVESTMENTS
(cost $554,119,594)(3)	101.2%	684,038,260
Liabilities in excess of other assets	(1.2)	(8,292,178)

NET ASSETS —	100.0%	$675,746,082

#	The security or a portion thereof is out on loan
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2015, the aggregate value of these securities was $3,353,400 representing 0.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	At February 28, 2015, the Fund had loaned securities with a total value of $10,031,017. This was secured by collateral of $10,018,464, which was received in cash and subsequently invested in short-term investments currently valued at $10,018,464 as reported in the portfolio of investments. Additional collateral of $323,145 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2015
United States Treasury Bills	zero coupon	04/02/2015 to 12/10/2015	$3,692
United States Treasury Notes/Bonds	0.11% to 8.13%	09/30/2015 to 05/15/2044	319,453

(2)	See Note 3 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$662,475,796	$—	$—	$662,475,796
Short-Term Investment Securities:
Registered Investment Companies	10,018,464	—	—	10,018,464
Time Deposits	—	9,989,000	—	9,989,000
Repurchase Agreement	—	1,555,000	—	1,555,000

Total Investments at Value	$672,494,260	$11,544,000	$—	$684,038,260

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Dynamic Allocation Fund@

PORTFOLIO OF INVESTMENTS - February 28, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES - 81.7%
Domestic Equity Investment Companies - 48.6%

VALIC Co. I Blue Chip Growth Fund	674,261	$12,022,079
VALIC Co. I Broad Cap Value Income Fund	725,013	11,310,210
VALIC Co. I Dividend Value Fund	525,717	6,928,949
VALIC Co. I Growth Fund	727,320	11,898,952
VALIC Co. I Growth & Income Fund	248,561	4,874,275
VALIC Co. I Large Cap Core Fund	711,295	9,630,940
VALIC Co. I Large Capital Growth Fund	550,969	7,024,848
VALIC Co. I Stock Index Fund	934,703	34,013,850
VALIC Co. I Value Fund	767,280	11,724,038
VALIC Co. II Capital Appreciation Fund	413,799	7,005,623
VALIC Co. II Mid Cap Growth Fund	398,000	4,262,578
VALIC Co. II Mid Cap Value Fund	172,076	4,417,181
VALIC Co. II Small Cap Growth Fund	243,409	4,301,031
VALIC Co. II Small Cap Value Fund	257,668	4,421,582

Total Domestic Equity Investment Companies
(cost $120,194,106)		133,836,136

Domestic Fixed Income Investment Companies - 18.7%

VALIC Co. I Capital Conservation Fund	1,522,108	15,129,758
VALIC Co. I Government Securities Fund	797,245	8,626,188
VALIC Co. I Inflation Protected Fund	381,101	4,184,490
VALIC Co. II Core Bond Fund	1,338,456	15,111,173
VALIC Co. II High Yield Bond Fund	267,330	2,127,945
VALIC Co. II Strategic Bond Fund	542,903	6,379,109

Total Domestic Fixed Income Investment Companies
(cost $50,879,479)		51,558,663

International Equity Investment Companies - 13.6%

VALIC Co. I Emerging Economies Fund	810,477	6,192,045
VALIC Co. I Foreign Value Fund	1,146,483	11,510,686
VALIC Co. I Global Real Estate Fund	541,715	4,761,677
VALIC Co. I International Equities Index Fund	600,749	4,187,223
VALIC Co. I International Growth Fund	781,391	10,822,260

Total International Equity Investment Companies
(cost $37,776,825)		37,473,891

International Fixed Income Investment Companies - 0.8%

VALIC Co. I International Government Bond Fund (cost $2,155,749)	179,128	2,034,890

Total Affiliated Registered Investment Companies
(cost $211,006,159)		224,903,580

U.S. GOVERNMENT TREASURIES - 14.6%
United States Treasury Bonds - 1.1%

7.13% due 02/15/2023	$70,000	97,458
7.50% due 11/15/2024	530,000	790,114
7.63% due 11/15/2022	1,466,300	2,083,177

		2,970,749

United States Treasury Notes - 13.5%

1.63% due 11/15/2022	635,000	624,136
1.75% due 05/15/2023	4,250,000	4,197,538
2.00% due 02/15/2023	8,834,000	8,912,676
2.25% due 11/15/2024	3,135,000	3,201,130
2.38% due 08/15/2024	3,740,000	3,860,966
2.50% due 08/15/2023	2,951,000	3,085,869
2.50% due 05/15/2024	2,027,000	2,114,731
2.75% due 11/15/2023	6,283,000	6,693,852
2.75% due 02/15/2024	4,387,000	4,673,181

		37,364,079

Total U.S. Government Treasuries
(cost $38,723,495)		40,334,828

OPTIONS-PURCHASED - 0.7%

Put Options-Purchased(1) (cost $1,903,650)	98,000	1,839,450

Total Long-Term Investment Securities
(cost $251,633,304)		267,077,858

SHORT-TERM INVESTMENT SECURITIES - 1.8%
Registered Investment Companies - 1.8%

AllianceBernstein Government STIF Portfolio (cost $4,949,093)	4,949,093	4,949,093

TOTAL INVESTMENTS
(cost $256,582,397)(2)	98.8%	272,026,951
Other assets less liabilities	1.2	3,269,899

NET ASSETS	100.0%	$275,296,850

@	The Dynamic Allocation Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com.
(1)	Options-Purchased

Put Options-Purchased

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Paid	Value at February 28, 2015	Unrealized Appreciation (Depreciation)
S&P 500 Index	May 2015	$1,820	77,000	$1,598,756	$1,669,350	$70,594
S&P 500 Index	June 2015	1,900	21,000	304,894	170,100	(134,794)

			98,000	$1,903,650	$1,839,450	$(64,200)

(2)	See Note 5 for cost of investments on a tax basis.
STIF	- Short Term Index Fund

Written Call Options

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at February 28, 2015	Unrealized Appreciation (Depreciation)
S&P 500 Index	June 2015	$2,200	21,000	$203,670	$153,300	$50,370
S&P 500 Index	May 2015	2,250	77,000	472,100	427,900	44,200

			98,000	$675,770	$581,200	$94,570

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2015	Unrealized Appreciation (Depreciation)

1040	Long	S&P 500 E-Mini Index	March 2015	$108,149,090	$109,345,600	$1,196,510

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$224,903,580	$—	$—	$224,903,580
U.S. Government Treasuries	—	40,334,828	—	40,334,828
Options Purchased	1,839,450	—	—	1,839,450
Short-Term Investment Securities	4,949,093	—	—	4,949,093

Total Investments at Value	$231,692,123	$40,334,828	$—	$272,026,951

Other Financial Instruments:†
Written Call Options	$1,196,510	$—	$—	$1,196,510
Futures Contracts	94,570	—	—	94,570

Total Other Financial Instruments	$1,291,080	$—	$—	$1,291,080

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS - February 28, 2015 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.4%
Bermuda - 1.6%

China Singyes Solar Technologies Holdings, Ltd.#	896,000	$1,189,922
GOME Electrical Appliances Holding, Ltd.#	12,623,000	1,725,210
REXLot Holdings, Ltd.#	14,725,000	1,158,133
Shenzhen International Holdings, Ltd.	1,462,000	2,043,384
Skyworth Digital Holdings, Ltd.	4,700,000	3,351,170
VimpelCom, Ltd. ADR	267,730	1,467,161

		10,934,980

Brazil - 6.0%

Banco do Brasil SA	921,540	7,700,195
Cia Brasileira de Distribuicao ADR#	88,370	3,008,999
Embraer SA	805,830	7,068,311
Itau Unibanco Holding SA ADR	918,186	11,734,417
Kroton Educacional SA	1,577,160	5,772,503
Porto Seguro SA†	164,660	1,816,698
Smiles SA†	169,560	2,838,991

		39,940,114

Cayman Islands - 5.2%

ANTA Sports Products, Ltd.#	1,847,000	3,681,712
Anxin-China Holdings, Ltd.†	4,340,000	274,195
Baidu, Inc. ADR†	18,300	3,728,625
Belle International Holdings, Ltd.	2,864,000	3,105,578
Geely Automobile Holdings, Ltd.#	11,820,000	5,288,352
Jintian Pharmaceutical Group, Ltd#	3,235,000	1,084,479
NetEase, Inc. ADR	61,580	6,160,463
Perfect World Co., Ltd. ADR#	111,150	2,081,839
TCL Communication Technology Holdings, Ltd.#	1,058,000	1,002,643
Tencent Holdings, Ltd.	281,800	4,937,804
Truly International Holdings, Ltd.	2,712,000	1,104,969
Zhen Ding Technology Holding, Ltd.	749,000	2,334,886

		34,785,545

China - 13.3%

Anhui Expressway Co., Ltd.	930,000	651,113
Bank of China, Ltd.,	26,249,000	15,128,424
China CITIC Bank Corp., Ltd.	10,270,000	7,786,121
China Construction Bank Corp.,	20,999,000	17,490,593
China Everbright Bank Co., Ltd.	11,338,000	6,008,301
China Merchants Bank Co., Ltd.,	2,846,000	6,480,358
China Telecom Corp., Ltd.,	12,846,000	8,298,107
Great Wall Motor Co., Ltd.,	1,310,000	8,352,394
Huadian Power International Corp., Ltd.	6,988,000	5,874,540
Huaneng Power International, Inc.	4,240,000	5,341,138
Shenzhen Expressway Co., Ltd.	2,218,000	1,647,242
Sinopharm Group Co., Ltd.#	490,400	1,713,536
Sinotrans, Ltd.	2,710,000	1,789,010
Zhejiang Expressway Co., Ltd.	1,822,000	2,231,749

		88,792,626

Egypt - 0.3%

Commercial International Bank of Egypt SAE GDR	278,570	1,863,633

Greece - 0.4%

OPAP SA	261,870	2,411,766

Hong Kong - 6.8%

BYD Electronic International Co., Ltd.	1,170,000	1,309,420
China Mobile, Ltd.	1,612,500	21,975,973
China South City Holdings, Ltd.#	2,814,000	892,550
CNOOC, Ltd.	6,415,000	9,214,149
Guangdong Investment, Ltd.	2,864,000	3,707,491
Lenovo Group, Ltd.#	5,252,000	8,098,961

		45,198,544

India - 7.3%

Apollo Tyres, Ltd.†	854,440	2,424,865
Bank of Baroda	1,297,060	3,886,668
Canara Bank†	267,730	1,804,216
HCL Technologies, Ltd.†	199,680	6,542,383
Housing Development Finance Corp., Ltd.	439,613	9,539,826
IRB Infrastructure Developers, Ltd.	691,240	2,863,157
Oil & Natural Gas Corp., Ltd.	1,024,150	5,368,896
Power Finance Corp., Ltd.†	512,910	2,432,391
Rural Electrification Corp., Ltd.	500,790	2,666,613
Tata Motors, Ltd. ADR	165,160	8,129,175
Wockhardt, Ltd.	121,210	3,099,528

		48,757,718

Indonesia - 1.8%

Bank Negara Indonesia Persero Tbk PT	7,668,000	4,078,724
Telekomunikasi Indonesia Persero Tbk PT	35,396,600	8,037,835

		12,116,559

Mexico - 0.5%

Grupo Aeroportuario del Pacifico SAB de CV, Class B	475,510	3,217,636

Poland - 0.8%

Energa SA	313,850	1,905,020
PGE SA	593,340	3,316,564

		5,221,584

Qatar - 0.3%

Gulf International Services QSC	74,750	1,958,489

Russia - 6.3%

Aeroflot - Russian Airlines OJSC†	1,427,780	904,640
Lukoil OAO ADR	213,730	10,370,180
MegaFon OAO GDR	195,260	3,438,529
MMC Norilsk Nickel OJSC ADR	465,240	8,411,539
Mobile Telesystems OJSC ADR	463,100	4,584,690
Moscow Exchange MICEX-RTS OAO	1,194,730	1,488,567
Sberbank of Russia ADR#	1,155,331	5,945,333
Tatneft OAO ADR (OTC)	94,510	2,989,351
Tatneft OAO ADR (LSE)	111,966	3,541,484

		41,674,313

South Africa - 4.5%

MTN Group, Ltd.#	582,170	10,311,542
Naspers, Ltd., Class N	12,170	1,786,147
Netcare, Ltd.	974,980	3,432,257
Steinhoff International Holdings, Ltd.#	1,789,121	10,316,219

Telkom SA SOC, Ltd.†	546,800	3,843,278

		29,689,443

South Korea - 18.7%

Amorepacific Corp.	1,260	3,277,573
BS Financial Group, Inc.	158,014	2,145,149
Coway Co., Ltd.†	67,640	5,312,348
Daesang Corp.†	43,740	1,488,487
GS Home Shopping, Inc.†	7,330	1,562,772
Halla Visteon Climate Control Corp.	77,930	3,042,504
Hankook Tire Co., Ltd.	115,760	5,062,621
Industrial Bank of Korea†	348,540	4,287,085
KEPCO Plant Service & Engineering Co., Ltd.	43,100	3,620,628
KH Vatec Co., Ltd.†	57,690	2,044,682
Kia Motors Corp.	173,570	7,195,513
Korea Electric Power Corp.†	147,180	5,994,211
Korea Zinc Co., Ltd.†	8,870	3,309,430
KT&G Corp.	87,392	6,369,970
LG Hausys, Ltd.	10,800	1,908,979
LS Corp.†	25,340	1,189,021
Mando Corp.	12,519	1,779,385
NongShim Co., Ltd.†	4,710	1,087,864
Partron Co., Ltd.†#	81,220	947,215
Samsung Electronics Co., Ltd.	26,278	32,489,860
Seah Besteel Corp.†	40,760	1,288,663
Shinhan Financial Group Co., Ltd.†	79,490	3,164,970
SK Holdings Co., Ltd.†	36,680	6,216,100
SK Hynix, Inc.	210,360	8,931,507
SK Networks Co., Ltd.†	196,090	1,688,352
SK Telecom Co., Ltd.	25,050	6,538,950
Wonik IPS Co., Ltd.†	224,850	2,601,790

		124,545,629

Taiwan - 12.6%

Advanced Semiconductor Engineering, Inc.	6,077,000	8,185,229
Catcher Technology Co., Ltd.†	805,000	7,356,631
Chicony Electronics Co., Ltd.	1,243,794	3,457,514
Compeq Manufacturing Co., Ltd.†	336,000	187,231
Coretronic Corp.†	1,150,500	1,773,100
Fubon Financial Holding Co., Ltd.	4,945,000	8,817,704
Innolux Corp.	4,091,000	2,097,281
Inotera Memories, Inc.†	3,323,000	4,904,348
Kenda Rubber Industrial Co., Ltd.	694,085	1,416,680
Pegatron Corp.	1,805,000	4,954,339
Radiant Opto-Electronics Corp.†	654,000	2,155,357
Realtek Semiconductor Corp.	977,441	3,062,576
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,135,810	27,861,419
Teco Electric and Machinery Co., Ltd.†	1,786,000	1,828,368
Vanguard International Semiconductor Corp.†	1,375,000	2,394,921
Wan Hai Lines, Ltd.	2,797,000	3,117,179

		83,569,877

Thailand - 5.7%

Kasikornbank PCL NVDR	1,218,700	8,179,954
Krung Thai Bank PCL	9,686,700	6,831,326
PTT PCL NVDR	774,900	8,221,178
Quality Houses PCL†	15,348,900	1,946,504
Samart Corp PCL†	2,550,900	2,939,098
Supalai PCL	1,852,200	1,352,054
Thai Beverage PCL	5,833,000	2,996,001
Thai Union Frozen Products PCL	6,344,500	4,199,576
Thai Union Frozen Products PCL NVDR	1,414,100	936,027

		37,601,718

Turkey - 4.6%

Eregli Demir ve Celik Fabrikalari TAS	3,172,090	5,335,919
KOC Holding AS	929,710	4,335,954
TAV Havalimanlari Holding AS	259,360	2,072,854
Tofas Turk Otomobil Fabrikasi AS	330,880	2,163,045
Tupras Turkiye Petrol Rafinerileri AS†	231,480	4,890,357
Turk Hava Yollari†	1,566,914	5,652,558
Turkiye Is Bankasi, Class C	2,511,580	6,297,221

		30,747,908

United Arab Emirates - 0.6%

Air Arabia PJSC	3,365,770	1,493,719
Dubai Islamic Bank PJSC	1,325,460	2,417,899

		3,911,618

United States - 0.1%

CTC Media, Inc.	181,240	763,021

Total Common Stocks
(cost $618,288,180)		647,702,721

PREFERRED SECURITIES - 0.9%
Brazil - 0.9%

Banco do Estado do Rio Grande do Sul SA, Class B	302,410	1,356,118
Cia Energetica de Minas Gerais ADR#	824,980	3,794,908
Randon Participacoes SA	579,040	787,351

Total Preferred Securities
(cost $11,079,366)		5,938,377

WARRANTS - 0.0%
Thailand - 0.0%

Samart Corp PCL Expires 02/19/18 (Strike price $2.50) (Cost $0)	523,980	0

Total Long-Term Investment Securities
(cost $629,367,546)		653,641,098

SHORT-TERM INVESTMENT SECURITIES - 6.6%
Registered Investment Companies - 5.7%

State Street Navigator Securities Lending Prime Portfolio(1)	37,821,792	37,821,792

Time Deposits - 0.9%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/02/2015	$6,206,000	6,206,000

Total Short-Term Investment Securities
(cost $44,027,792)		44,027,792

TOTAL INVESTMENTS —
(cost $673,395,338) (2)	104.9%	697,668,890
Liabilities in excess of other assets	(4.9)	(32,546,833)

NET ASSETS —	100.0%	$665,122,057

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	At February 28, 2015, the Fund had loaned securities with a total value of $34,916,252. This was secured by collateral of $37,821,792, which was received in cash and subsequently invested in short-term investments currently valued at $37,821,792 as reported in the portfolio of investments. Additional collateral of $27,074 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2015
United States Treasury Notes/Bonds	2.13% to 3.63%	05/15/2019 to 08/15/2024	$ 27,074

(2)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

GDR - Global Depository Receipt

LSE - London Stock Exchange

NVDR - Non-Voting Depository Receipt

OTC - Over The Counter US

Industry Allocation*

Banks-Commercial	17.1%
Cellular Telecom	7.0
Electronic Components-Semiconductors	6.9
Semiconductor Components-Integrated Circuits	6.3
Registered Investment Companies	5.7
Auto-Cars/Light Trucks	4.6
Oil Companies-Integrated	4.1
Telecom Services	2.6
Diversified Financial Services	2.5
Oil Companies-Exploration & Production	2.2
Electric-Integrated	2.0
Electronic Components-Misc.	1.9
Electric-Generation	1.7
Oil Refining & Marketing	1.6
Home Furnishings	1.6
Finance-Mortgage Loan/Banker	1.4
Rubber-Tires	1.3
Metal-Diversified	1.3
Entertainment Software	1.2
Computers	1.2
Airlines	1.2
Metal Processors & Fabrication	1.1
Aerospace/Defense	1.1
Retail-Apparel/Shoe	1.1
Applications Software	1.0
Tobacco	1.0
Public Thoroughfares	0.9
Time Deposits	0.9
Schools	0.9
Auto/Truck Parts & Equipment-Original	0.9
Diversified Operations	0.9
Computers-Periphery Equipment	0.8
Steel-Producers	0.8
Water Treatment Systems	0.8
Airport Development/Maintenance	0.8
Food-Canned	0.8
Internet Application Software	0.7
Banks-Special Purpose	0.6
Telephone-Integrated	0.6
Web Portals/ISP	0.6
Water	0.6
Engineering/R&D Services	0.5
Medical-Hospitals	0.5
Audio/Video Products	0.5
Non-Ferrous Metals	0.5
Cosmetics & Toiletries	0.5
Transport-Marine	0.5
Medical-Drugs	0.5
Brewery	0.5
Satellite Telecom	0.5
Food-Retail	0.4
Building-Heavy Construction	0.4
Advertising Services	0.4
Finance-Commercial	0.4
Semiconductor Equipment	0.4
Food-Misc./Diversified	0.4
Gambling (Non-Hotel)	0.4
Circuit Boards	0.3
Telecommunication Equipment	0.3
Real Estate Operations & Development	0.3
Building-Residential/Commercial	0.3
Chemicals-Diversified	0.3
Electric-Distribution	0.3
Engines-Internal Combustion	0.3
Insurance-Multi-line	0.3
Transport-Services	0.3
Multimedia	0.3
Medical-Wholesale Drug Distribution	0.3
Retail-Consumer Electronics	0.2
Import/Export	0.2
Retail-Misc./Diversified	0.2
Finance-Other Services	0.2
Banks-Super Regional	0.2
Steel-Specialty	0.2
Building & Construction Products-Misc.	0.2
Lottery Services	0.2
Retail-Drug Store	0.2
Wireless Equipment	0.1
Television	0.1

104.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks	$647,702,721	$—	$—	$647,702,721
Preferred Securities	5,938,377	—	—	5,938,377
Warrants	—	0	—	0
Short-Term Investment Securities:
Registered Investment Companies	37,821,792	—	—	37,821,792
Time Deposits	—	6,206,000	—	6,206,000

Total Investments at Value	$691,462,890	$6,206,000	$—	$697,668,890

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS - February 28, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.0%
Belgium - 0.5%

UCB SA	66,370	$5,076,447

Bermuda - 1.0%

Digital China Holdings, Ltd.	3,635,000	3,538,545
First Pacific Co., Ltd.	2,621,250	2,663,226
Kunlun Energy Co., Ltd.	3,448,000	3,400,965

		9,602,736

Brazil - 0.6%

BM&FBovespa SA	1,570,900	5,555,909

Canada - 4.2%

Cenovus Energy, Inc.	518,100	8,939,619
Ensign Energy Services, Inc.#	718,600	5,345,956
HudBay Minerals, Inc.	1,031,800	8,996,576
Precision Drilling Corp.#	461,500	2,809,387
Suncor Energy, Inc.#	365,400	10,969,892
Trican Well Service, Ltd.	1,059,900	3,713,593

		40,775,023

Cayman Islands - 3.8%

GCL-Poly Energy Holdings, Ltd.†#	56,955,001	13,732,413
Kingboard Chemical Holdings, Ltd.	4,044,500	7,008,701
Springland International Holdings, Ltd.	10,541,700	3,289,269
Trina Solar, Ltd. ADR†#	1,219,582	12,769,024

		36,799,407

China - 4.1%

China Life Insurance Co., Ltd.	2,635,000	11,296,546
China Telecom Corp., Ltd., Class H	20,675,823	13,355,924
Shanghai Pharmaceuticals Holding Co., Ltd.	2,852,500	5,965,542
Sinopec Engineering Group Co., Ltd.†	5,880,000	4,768,715
Sinopharm Group Co., Ltd.#	1,218,800	4,258,681

		39,645,408

France - 10.0%

AXA SA	706,432	17,937,190
BNP Paribas SA	353,230	20,590,244
Cie de St-Gobain	190,100	8,559,249
Cie Generale des Etablissements Michelin	109,590	10,544,304
Sanofi	129,420	12,701,369
Societe Generale SA	100,703	4,655,858
Technip SA	202,710	13,206,779
Total SA	179,620	9,695,418

		97,890,411

Germany - 7.9%

Bayer AG	78,400	11,585,213
Deutsche Boerse AG#	151,690	12,374,682
Deutsche Lufthansa AG#	466,720	6,841,908
Gerresheimer AG	78,750	4,535,804
Kloeckner & Co. SE†	211,880	2,203,648
Merck KGaA	95,402	9,843,237
Metro AG#	173,577	5,810,731
MorphoSys AG†	47,090	3,924,803
Muenchener Rueckversicherungs AG	35,060	7,277,888
Siemens AG	112,625	12,580,616

		76,978,530

Hong Kong - 1.8%

China Agri-Industries Holdings, Ltd.#	8,878,000	3,571,438
China Mobile, Ltd.	1,001,500	13,648,953

		17,220,391

India - 0.6%

Jain Irrigation Systems, Ltd.	1,609,577	1,886,803
LIC Housing Finance, Ltd.	516,974	3,996,187

		5,882,990

Ireland - 1.4%

CRH PLC	352,760	9,993,251
Dragon Oil PLC	464,030	3,864,941

		13,858,192

Israel - 1.6%

Teva Pharmaceutical Industries, Ltd. ADR	269,170	15,348,073

Italy - 2.8%

Eni SpA	524,979	9,799,130
Saipem SpA†#	337,148	3,465,368
UniCredit SpA	2,106,054	14,011,057

		27,275,555

Japan - 6.2%

Canon, Inc.	169,000	5,494,178
Capcom Co., Ltd.#	345,540	6,106,345
ITOCHU Corp.#	1,386,200	15,527,758
Konica Minolta, Inc.	335,900	3,425,689
Nissan Motor Co., Ltd.	1,604,000	16,948,430
Toyota Motor Corp.	196,200	13,224,331

		60,726,731

Jersey - 1.5%

Petrofac, Ltd.#	1,071,650	14,551,043

Luxembourg - 0.3%

Subsea 7 SA	274,700	2,723,332

Netherlands - 5.9%

Aegon NV	1,708,953	13,233,836
Akzo Nobel NV	147,780	10,980,783
ING Groep NV CVA†	675,404	10,093,855
QIAGEN NV†	411,070	10,338,679
SBM Offshore NV†#	1,083,110	12,726,571

		57,373,724

Norway - 0.8%

Telenor ASA	394,298	7,910,597

Russia - 0.4%

Lukoil OAO ADR (LSE)	13,510	653,884
Lukoil OAO ADR (OTC)	43,008	2,086,748
Mobile Telesystems OJSC ADR	120,356	1,191,525

		3,932,157

Singapore - 0.6%

United Overseas Bank, Ltd.	366,000	6,195,561

South Korea - 13.3%

Daewoo International Corp.†	183,090	4,837,693
Hana Financial Group, Inc.†	691,275	18,958,022
Hyundai Mobis	45,365	10,312,576
Hyundai Motor Co.	34,432	5,035,156

KB Financial Group, Inc.	622,023	22,102,772
KIWOOM Securities Co., Ltd.†	89,050	5,095,294
Korea Investment Holdings Co., Ltd.†	157,999	7,860,002
POSCO†	48,515	11,824,302
Samsung Electronics Co., Ltd.	35,520	43,916,578

		129,942,395

Spain - 1.1%

Telefonica SA	664,231	10,328,262
Telefonica SA ADR#	859	13,306

		10,341,568

Sweden - 0.7%

Getinge AB, Class B	239,574	6,623,702

Switzerland - 6.6%

ABB, Ltd.	333,560	7,155,087
Basilea Pharmaceutica†#	33,210	4,232,459
Credit Suisse Group AG	721,105	17,601,210
GAM Holding AG	186,050	3,629,863
Lonza Group AG	49,050	6,045,393
Meyer Burger Technology AG†#	440,180	3,232,034
Roche Holding AG	65,980	17,911,181
Swiss Re AG	53,270	4,897,588

		64,704,815

Thailand - 0.4%

Bangkok Bank PCL NVDR	742,600	4,203,396

United Kingdom - 16.9%

Aberdeen Asset Management PLC#	1,033,530	7,477,057
Aviva PLC	1,227,958	10,218,275
BAE Systems PLC	1,415,310	11,624,346
Barclays PLC	2,147,540	8,517,471
BP PLC	1,507,452	10,427,382
BP PLC ADR	180	7,459
Carillion PLC#	1,538,340	8,573,632
GlaxoSmithKline PLC	610,401	14,526,604
HSBC Holdings PLC#	1,363,300	12,150,616
Kingfisher PLC	2,363,125	13,330,933
Marks & Spencer Group PLC	1,753,350	13,656,365
Noble Corp. PLC#	474,270	7,891,853
Paragon Offshore PLC#	87,120	179,467
Royal Dutch Shell PLC, Class B	268,205	9,132,281
Serco Group PLC#	454,124	1,559,246
Standard Chartered PLC	504,330	7,716,028
Tesco PLC	5,912,120	22,398,716
Vodafone Group PLC	1,552,411	5,378,174

		164,765,905

United States - 1.0%

Halliburton Co. (cost $4,751,672)	233,310	10,018,331

Total Common Stocks
(cost $910,783,651)		935,922,329

PREFERRED SECURITIES - 0.2%
Brazil - 0.2%

Petroleo Brasileiro SA ADR	330,066	2,214,743

Total Long-Term Investment Securities
(cost $915,535,323)		938,137,072

SHORT-TERM INVESTMENT SECURITIES - 12.2%
Registered Investment Companies - 8.4%

State Street Navigator Securities Lending Prime Portfolio(1)	82,194,953	82,194,953

Time Deposits - 3.8%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/02/2015	$36,761,000	36,761,000

Total Short-Term Investment Securities
(cost $118,955,953)		118,955,953

TOTAL INVESTMENTS
(cost $1,034,491,276)(2)	108.4%	1,057,093,025
Liabilities in excess of other assets	(8.4)	(81,609,466)

NET ASSETS	100.0%	$975,483,559

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	At February 28, 2015, the Fund had loaned securities with a total value of $81,429,508. This was secured by collateral of $82,194,953, which was received in cash and subsequently invested in short-term investments currently valued at $82,194,953 as reported in the portfolio of investments. Additional collateral of $4,435,177 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2015
United States Treasury Bills	zero coupon	11/12/2015 to 01/07/2016	$497
United States Treasury Notes/Bonds	zero coupon to 6.00%	03/31/2015 to 02/15/2044	4,434,680

(2)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt
CVA	- Certification Van Aandelen (Dutch Cert.)
LSE	- London Stock Exchange
NVDR	- Non-Voting Depository Receipt
OTC	- Over The Counter US

Industry Allocation*

Registered Investment Companies	8.4%
Diversified Banking Institutions	7.9
Medical-Drugs	7.4
Oil-Field Services	6.7
Oil Companies-Integrated	6.5
Electronic Components-Semiconductors	4.5
Diversified Financial Services	4.2
Time Deposits	3.8
Auto-Cars/Light Trucks	3.6
Insurance-Multi-line	3.2
Food-Retail	2.9
Banks-Commercial	2.8
Energy-Alternate Sources	2.7
Insurance-Life/Health	2.2
Telecom Services	2.2
Import/Export	2.1
Cellular Telecom	2.0
Finance-Other Services	1.9
Oil & Gas Drilling	1.7
Medical-Generic Drugs	1.6
Retail-Major Department Stores	1.4
Retail-Building Products	1.4
Finance-Investment Banker/Broker	1.3
Diversified Manufacturing Operations	1.3
Insurance-Reinsurance	1.2
Steel-Producers	1.2
Aerospace/Defense	1.2
Investment Management/Advisor Services	1.2
Chemicals-Diversified	1.1
Rubber-Tires	1.1
Telephone-Integrated	1.1
Diagnostic Kits	1.1
Auto/Truck Parts & Equipment-Original	1.1
Building Products-Cement	1.0
Metal-Diversified	0.9
Building & Construction-Misc.	0.9
Building & Construction Products-Misc.	0.9
Medical-Biomedical/Gene	0.8
Oil Companies-Exploration & Production	0.7
Engineering/R&D Services	0.7
Chemicals-Other	0.7
Airlines	0.7
Medical Instruments	0.7
Entertainment Software	0.6
Chemicals-Specialty	0.6
Retail-Drug Store	0.6
Office Automation & Equipment	0.6
Containers-Metal/Glass	0.5
Medical-Wholesale Drug Distribution	0.4
Finance-Mortgage Loan/Banker	0.4
Agricultural Operations	0.4
Distribution/Wholesale	0.4
Retail-Misc./Diversified	0.4
Photo Equipment & Supplies	0.3
Machine Tools & Related Products	0.3
Food-Misc./Diversified	0.3
Metal Products-Distribution	0.2
Rubber/Plastic Products	0.2
Consulting Services	0.2

108.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$935,922,329	$—	$—	$935,922,329
Preferred Securities	2,214,743	—	—	2,214,743
Short-Term Investment Securities:
Registered Investment Companies	82,194,953	—	—	82,194,953
Time Deposits	—	36,761,000	—	36,761,000

Total Investments at Value	$1,020,332,025	$36,761,000	$—	$1,057,093,025

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS - February 28, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.2%
Australia - 6.8%

BGP Holdings PLC†(1)(2)	479,213	$0
Charter Hall Group†	433,147	1,692,306
Dexus Property Group	773,305	4,773,659
GPT Group	1,811,439	6,652,656
Mirvac Group	730,574	1,187,411
Scentre Group	1,816,490	5,478,906
Stockland†	2,053,637	7,526,101
Westfield Corp.	1,088,524	8,344,119

		35,655,158

Bermuda - 2.5%

Hongkong Land Holdings, Ltd.	1,009,000	7,617,950
Kerry Properties, Ltd.	1,686,500	5,621,087

		13,239,037

Canada - 3.6%

Allied Properties Real Estate Investment Trust	64,595	2,097,361
Artis Real Estate Investment Trust	123,295	1,514,928
Calloway Real Estate Investment Trust	88,016	2,141,786
Canadian Apartment Properties REIT	65,417	1,481,446
Canadian Real Estate Investment Trust	44,559	1,668,155
Dream Office Real Estate Investment Trust	29,054	637,045
Granite Real Estate Investment Trust	33,577	1,217,270
H&R Real Estate Investment Trust	149,158	2,885,082
InnVest Real Estate Investment Trust	138,799	657,299
RioCan Real Estate Investment Trust	179,360	4,199,558

		18,499,930

China - 0.8%

China Vanke Co., Ltd.†#	1,902,100	4,370,332

Finland - 0.4%

Citycon OYJ†	599,920	2,124,121

France - 5.8%

Fonciere Des Regions	32,485	3,358,957
Klepierre#	220,927	10,801,408
Unibail-Rodamco SE (Euronext Amsterdam)	40,960	11,807,429
Unibail-Rodamco SE (Euronext Paris)	15,157	4,369,268

		30,337,062

Germany - 1.5%

Deutsche Wohnen AG	284,484	7,842,598

Hong Kong - 3.8%

Henderson Land Development Co., Ltd.	363,580	2,477,527
Sino Land Co., Ltd.	1,482,958	2,420,672
Sun Hung Kai Properties, Ltd.	855,504	13,380,004
Wheelock & Co., Ltd.	278,000	1,487,532

		19,765,735

India - 0.3%

Sobha Developers, Ltd.†	172,291	1,324,136

Indonesia - 0.3%

Summarecon Agung Tbk PT	9,026,700	1,267,579

Japan - 14.0%

Advance Residence Investment Corp.	1,003	2,509,491
Comforia Residential REIT, Inc.	791	1,722,512
Daibiru Corp.#	232,600	2,158,295
Invesco Office J-Reit, Inc.	1,413	1,387,900
Invincible Investment Corp.†	8,068	3,594,770
Japan Excellent, Inc.	1,648	2,158,759
Japan Retail Fund Investment Corp.	1,688	3,619,411
Mitsubishi Estate Co., Ltd.#	897,000	20,946,871
Mitsui Fudosan Co., Ltd.	474,000	13,022,370
Nomura Real Estate Office Fund, Inc.	1,626	8,101,116
Sumitomo Realty & Development Co., Ltd.#	193,000	6,632,585
Tokyu Fudosan Holdings Corp.#	347,100	2,370,581
Top REIT, Inc.	1,145	4,900,648

		73,125,309

Jersey - 0.9%

Kennedy Wilson Europe Real Estate PLC	278,641	4,633,040

Netherlands - 0.6%

Wereldhave NV	46,388	3,189,381

Norway - 0.3%

Entra ASA†*	155,500	1,729,231

Singapore - 3.7%

Ascendas India Trust	3,483,400	2,402,609
City Developments, Ltd.	572,600	4,298,124
Fortune Real Estate Investment Trust	3,344,000	3,789,907
Global Logistic Properties, Ltd.	2,836,800	5,391,138
Mapletree Greater China Commercial Trust	4,549,800	3,471,983

		19,353,761

Spain - 0.6%

Merlin Properties Socimi SA†	239,663	3,218,339

Sweden - 0.6%

Hufvudstaden AB, Class A	223,928	3,282,236

Switzerland - 1.1%

PSP Swiss Property AG	56,272	5,843,529

Taiwan - 0.2%

Chong Hong Construction Co., Ltd.†	586,550	1,214,003

United Kingdom - 6.3%

Big Yellow Group PLC	360,874	3,521,097
British Land Co. PLC	631,411	8,076,254
Derwent London PLC	116,554	6,028,056
Hammerson PLC	711,629	7,421,374
Helical Bar PLC†	240,525	1,485,339
Quintain Estates & Development PLC†	1,579,014	2,340,252
UNITE Group PLC†	447,226	3,797,476

		32,669,848

United States - 43.1%

American Tower Corp.	112,097	11,113,297
AvalonBay Communities, Inc.	91,180	15,349,241
Boston Properties, Inc.	74,505	10,237,732
Brixmor Property Group, Inc.	137,400	3,489,960
Cousins Properties, Inc.	355,100	3,810,223
Crown Castle International Corp.	106,168	9,163,360
CubeSmart	135,000	3,132,000

DDR Corp.	470,885	8,918,562
EastGroup Properties, Inc.	31,300	1,971,900
Empire State Realty Trust, Inc., Class A	144,448	2,556,730
Essex Property Trust, Inc.	30,589	6,803,911
Federal Realty Investment Trust	60,500	8,592,815
General Growth Properties, Inc.	174,494	5,062,071
Health Care REIT, Inc.	75,974	5,858,355
Healthcare Realty Trust, Inc.	145,436	4,150,743
Healthcare Trust of America, Inc.	182,066	5,052,331
Hilton Worldwide Holdings, Inc.†	161,904	4,577,026
Host Hotels & Resorts, Inc.	275,263	5,780,523
Hudson Pacific Properties, Inc.	109,251	3,491,662
Kilroy Realty Corp.	34,622	2,560,989
LaSalle Hotel Properties	138,500	5,390,420
Mid-America Apartment Communities, Inc.	73,100	5,297,557
National Health Investors, Inc.	38,400	2,733,312
National Retail Properties, Inc.	95,579	3,846,099
Paramount Group, Inc.†	87,650	1,608,378
Piedmont Office Realty Trust, Inc., Class A#	182,793	3,350,596
Prologis, Inc.	272,015	11,617,761
Public Storage	45,400	8,953,788
Realty Income Corp.#	93,391	4,675,153
Retail Opportunity Investments Corp.	173,012	2,897,951
RLJ Lodging Trust	95,100	3,025,131
Simon Property Group, Inc.	115,103	21,911,007
SL Green Realty Corp.	41,893	5,317,478
UDR, Inc.	151,306	4,832,714
Ventas, Inc.	84,700	6,307,609
Weyerhaeuser Co.	299,690	10,522,116
WP GLIMCHER, Inc.	62,451	1,082,276

		225,042,777

Total Long-Term Investment Securities
(cost $443,182,239)		507,727,142

SHORT-TERM INVESTMENT SECURITIES - 6.8%
Registered Investment Companies - 5.5%

State Street Navigator Securities Lending Prime Portfolio(3)	20,866,574	20,866,574
SSgA U.S. Government Money Market Fund	8,120,860	8,120,860

		28,987,434

Time Deposits - 1.3%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/02/2015	$6,741,000	6,741,000

Total Short-Term Investment Securities
(cost $35,728,434)		35,728,434

TOTAL INVESTMENTS —
(cost $478,910,673)(4)	104.0%	543,455,576
Liabilities in excess of other assets	(4.0)	(20,842,467)

NET ASSETS —	100.0%	$522,613,109

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2015, the aggregate value of these securities was $1,729,231 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At February 28, 2015, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	At February 28, 2015, the Fund had loaned securities with a total value of $19,902,644. This was secured by collateral of $20,866,574, which was received in cash and subsequently invested in short-term investments currently valued at $20,866,574 as reported in the portfolio of investments.
(4)	See Note 5 for cost of investments on a tax basis.

Euronext Amsterdam - Euronext Stock Exchange, Amsterdam

Euronext Paris - Euronext Stock Exchange, Paris

Industry Allocation*

Real Estate Investment Trusts	70.5%
Real Estate Operations & Development	14.9
Real Estate Management/Services	9.8
Registered Investment Companies	5.5
Hotels/Motels	1.7
Time Deposits	1.3
Building-Residential/Commercial	0.3

104.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$35,655,158	$—	$0	$35,655,158
Other Countries	472,071,984	—	—	472,071,984
Short-Term Investment Securities:
Registered Investment Companies	28,987,434	—	—	28,987,434
Time Deposits	—	6,741,000	—	6,741,000

Total Investments at Value	$536,714,576	$6,741,000	$0	$543,455,576

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS - February 28, 2015 – (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 94.8%
Australia - 2.3%

Amcor, Ltd.	23,746	$253,463
APA Group	51,752	371,635
Asciano, Ltd.	12,359	62,579
ASX, Ltd.	15,816	545,510
Aurizon Holdings, Ltd.	57,252	211,605
Australia & New Zealand Banking Group, Ltd.	15,154	418,473
BGP Holdings PLC†(1)(2)	60,919	0
Caltex Australia, Ltd.	2,359	67,908
Commonwealth Bank of Australia	10,423	748,645
Computershare, Ltd.	22,663	222,778
CSL, Ltd.	5,444	392,384
Dexus Property Group	66,257	409,008
Federation Centres	26,415	61,509
Flight Centre Travel Group, Ltd.	3,623	116,807
Goodman Group	25,960	126,579
GPT Group	108,965	400,183
Harvey Norman Holdings, Ltd.	8,792	30,366
Iluka Resources, Ltd.	6,351	39,007
Insurance Australia Group, Ltd.	97,983	467,040
National Australia Bank, Ltd.	16,470	487,760
Newcrest Mining, Ltd.†	12,213	137,327
Novion Property Group	208,053	399,929
QBE Insurance Group, Ltd.	20,518	208,266
Ramsay Health Care, Ltd.	6,584	344,183
Scentre Group	73,969	223,106
Seek, Ltd.	6,622	89,466
Sonic Healthcare, Ltd.	6,460	98,130
Stockland	84,650	310,222
Sydney Airport	40,644	163,878
Transurban Group	97,719	698,672
Wesfarmers, Ltd.	5,446	186,604
Westfield Corp.	37,343	286,254
Westpac Banking Corp.	30,333	900,684
Woodside Petroleum, Ltd.	15,999	439,807
WorleyParsons, Ltd.	11,479	89,697

		10,009,464

Austria - 0.1%

IMMOFINANZ AG†	77,207	235,609
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,668	206,441

		442,050

Belgium - 0.5%

Ageas	5,475	197,252
Belgacom SA	11,756	442,224
Colruyt SA	740	34,639
Delhaize Group SA	2,460	220,725
Groupe Bruxelles Lambert SA	5,394	472,088
KBC Groep NV†	2,565	155,631
Telenet Group Holding NV†	1,725	98,931
UCB SA	1,705	130,410
Umicore SA	7,250	316,452

		2,068,352

Bermuda - 0.4%

Arch Capital Group, Ltd.†	5,395	319,168
Bunge, Ltd.	3,496	285,903
Everest Re Group, Ltd.	2,835	503,014
Li & Fung, Ltd.	186,000	190,657
Marvell Technology Group, Ltd.	9,438	152,141
NWS Holdings, Ltd.	114,000	205,781
RenaissanceRe Holdings, Ltd.	2,126	217,979

		1,874,643

British Virgin Islands - 0.1%

Michael Kors Holdings, Ltd.†	3,299	222,386

Canada - 4.6%

Agnico Eagle Mines, Ltd.	3,973	127,666
Agrium, Inc.	3,495	403,654
Alimentation Couche-Tard, Inc., Class B	3,729	143,898
AltaGas, Ltd.	12,039	433,273
ARC Resources, Ltd.	20,327	392,686
ATCO, Ltd., Class I	400	15,432
Bank of Nova Scotia	7,817	417,770
BCE, Inc.	9,666	423,028
BlackBerry, Ltd.	5,559	60,210
Brookfield Asset Management, Inc., Class A	10,000	542,757
Canadian Natural Resources, Ltd.	8,628	250,951
Canadian Oil Sands, Ltd.	18,485	165,760
Canadian Pacific Railway, Ltd.	1,933	361,983
Canadian Tire Corp., Ltd., Class A	2,587	272,586
Canadian Utilities, Ltd., Class A	1,600	53,180
Catamaran Corp.	2,600	129,802
CGI Group, Inc., Class A†	5,333	223,157
CI Financial Corp	13,900	390,503
Dollarama, Inc.	6,128	306,473
Empire Co., Ltd., Class A	5,700	421,037
Encana Corp.	13,769	179,423
Enerplus Corp.	36,266	365,242
Fairfax Financial Holdings, Ltd.	892	468,084
First Capital Realty, Inc.	31,468	494,386
First Quantum Minerals, Ltd.	12,881	163,318
Fortis, Inc.	8,986	284,510
Franco-Nevada Corp.	3,900	205,779
Gildan Activewear, Inc.	1,500	91,229
Great-West Lifeco, Inc.	23,315	657,617
IGM Financial, Inc.	10,684	378,525
Industrial Alliance Insurance & Financial Services, Inc.	4,394	149,208
Intact Financial Corp.	8,447	607,797
Inter Pipeline, Ltd.	11,025	292,801
Kinross Gold Corp.	39,604	111,516
Loblaw Cos., Ltd.	397	20,258
Manulife Financial Corp.	33,110	576,598
Methanex Corp.	3,748	203,845
Metro, Inc., Class A	19,683	546,671
Onex Corp	3,843	216,943
Open Text Corp.	3,100	180,579
Pacific Rubiales Energy Corp.	4,400	13,129
Paramount Resources, Ltd., Class A†	6,565	163,377
Pembina Pipeline Corp.	11,110	355,314
Penn West Petroleum, Ltd.	111,514	223,902
Peyto Exploration & Development Corp.	2,723	76,151
Potash Corp. of Saskatchewan, Inc.	9,815	352,134
Power Corp. of Canada	15,812	426,510
Power Financial Corp.	11,571	344,881

RioCan Real Estate Investment Trust	8,342	195,321
Royal Bank of Canada	15,078	944,531
Saputo, Inc.	19,502	566,605
Shaw Communications, Inc., Class B	30,851	715,686
Silver Wheaton Corp.	4,863	105,032
Sun Life Financial, Inc.	9,179	282,691
Teck Resources, Ltd., Class B	11,756	188,833
Thomson Reuters Corp.	15,465	606,922
Toronto-Dominion Bank	18,083	792,695
Tourmaline Oil Corp.†	4,224	131,305
TransAlta Corp.	22,969	216,443
Turquoise Hill Resources, Ltd.	32,435	101,449
Valeant Pharmaceuticals International, Inc.	4,500	886,501
Vermilion Energy, Inc.	5,150	231,608

		19,651,155

Cayman Islands - 0.1%

ASM Pacific Technology, Ltd.	2,800	28,232
HKT Trust & HKT, Ltd.	123,000	162,397
WH Group, Ltd.†	39,000	21,723

		212,352

Curacao - 0.2%

Schlumberger, Ltd.	11,314	952,186

Denmark - 0.7%

Coloplast A/S, Class B	3,794	302,967
Danske Bank A/S	6,163	163,216
DSV A/S	9,202	297,239
Novo Nordisk A/S, Class B	25,437	1,219,514
Pandora A/S	1,530	139,615
TDC A/S	43,217	341,866
Tryg A/S	3,278	407,759
Vestas Wind Systems A/S†	2,209	93,118
William Demant Holding A/S†	1,959	160,694

		3,125,988

Finland - 0.5%

Elisa Oyj	19,153	521,040
Kone Oyj, Class B	391	18,018
Metso Oyj	5,795	186,441
Nokia Oyj	48,731	391,816
Nokian Renkaat Oyj	6,820	201,864
Orion Oyj, Class B	10,695	348,156
Sampo Oyj, Class A	11,806	595,839

		2,263,174

France - 4.0%

Accor SA	4,740	248,374
Aeroports de Paris	2,955	360,110
Air Liquide SA	4,391	580,314
Alcatel-Lucent†	41,725	163,283
Arkema SA	1,665	124,687
AtoS	2,792	198,930
AXA SA	25,679	652,022
BNP Paribas SA	13,117	764,607
Bureau Veritas SA	13,335	314,268
Cap Gemini SA	2,879	232,835
Carrefour SA	5,606	185,473
Casino Guichard Perrachon SA	3,033	285,442
Christian Dior SE	188	36,470
Cie de Saint-Gobain	5,514	248,268
Cie Generale des Etablissements Michelin	722	69,468
CNP Assurances	15,126	250,770
Credit Agricole SA	16,617	233,742
Danone SA	3,915	273,073
Dassault Systemes	6,167	431,531
Edenred	3,869	105,556
Essilor International SA	3,085	360,590
Eutelsat Communications SA	5,516	188,483
Fonciere Des Regions	2,087	215,796
Gecina SA	2,214	290,991
Groupe Eurotunnel SE	3,256	44,525
Hermes International	208	67,117
ICADE	2,394	214,562
Iliad SA	762	197,873
Imerys SA	2,983	223,755
Kering	1,975	402,243
Klepierre	7,729	377,881
L’Oreal SA	5,831	1,058,711
Lafarge SA	3,476	258,050
Lagardere SCA	9,932	285,529
Legrand SA	5,651	312,393
Natixis SA	8,373	60,623
Numericable SFR SA†	894	55,424
Orange SA	27,328	498,477
Peugeot SA†	5,665	94,869
Publicis Groupe SA	4,682	381,794
Renault SA	2,282	219,233
Sanofi	17,045	1,672,808
Schneider Electric SE	4,942	398,074
SCOR SE	8,736	288,002
Societe BIC SA	1,567	234,450
Societe Generale SA	9,665	446,847
Sodexo SA	5,354	539,585
Suez Environnement Co.	3,883	69,285
Technip SA	3,201	208,549
Unibail-Rodamco SE	1,431	412,510
Valeo SA	1,165	175,347
Vallourec SA	6,510	154,442
Veolia Environnement SA	10,717	208,676
Vivendi SA	17,822	435,072
Wendel SA	1,542	187,829
Zodiac Aerospace	7,356	264,732

		17,264,350

Germany - 2.5%

Allianz SE	6,117	1,024,046
BASF SE	10,869	1,041,757
Bayerische Motoren Werke AG	5,135	649,335
Beiersdorf AG	8,073	701,317
Brenntag AG	5,679	332,053
Celesio AG	3,035	93,721
Commerzbank AG†	13,337	179,918
Continental AG	1,446	345,151
Deutsche Bank AG	18,477	607,378

Deutsche Boerse AG	3,048	248,652
Deutsche Post AG	11,949	406,896
Deutsche Telekom AG	39,051	728,480
Deutsche Wohnen AG (BR)	5,120	141,147
Fraport AG Frankfurt Airport Services Worldwide	3,078	185,862
Fresenius Medical Care AG & Co. KGaA	3,260	266,932
Fresenius SE & Co. KGaA	5,174	296,330
Hannover Rueck SE	3,127	301,462
Infineon Technologies AG	13,940	161,377
K+S AG	4,900	158,057
LANXESS AG	2,986	153,825
Linde AG	1,544	314,117
Merck KGaA	3,837	395,888
Muenchener Rueckversicherungs-Gesellschaft AG	3,536	734,016
OSRAM Licht AG	2,844	130,422
ProSiebenSat.1 Media AG	644	31,634
SAP SE	14,459	1,016,773
Telefonica Deutschland Holding AG	41,017	225,645
United Internet AG	1,205	54,039

		10,926,230

Guernsey - 0.1%

Friends Life Group, Ltd.	36,733	233,136

Hong Kong - 1.5%

AIA Group, Ltd.	183,600	1,078,287
Bank of East Asia, Ltd.	79,800	326,678
BOC Hong Kong Holdings, Ltd.	58,500	205,917
Cheung Kong Holdings, Ltd.	27,000	534,374
Hang Lung Properties, Ltd.	81,000	229,241
Hang Seng Bank, Ltd.	18,600	338,387
Henderson Land Development Co., Ltd.	20,900	142,418
Hong Kong & China Gas Co., Ltd.	321,600	725,651
Hong Kong Exchanges and Clearing, Ltd.	34,100	787,011
Hutchison Whampoa, Ltd.	37,000	505,686
Link REIT	66,000	420,382
New World Development Co., Ltd.	57,000	66,953
Sino Land Co., Ltd.	156,000	254,643
Sun Hung Kai Properties, Ltd.	14,000	218,959
Swire Pacific, Ltd., Class A	13,000	177,338
Swire Properties, Ltd.	18,800	62,175
Techtronic Industries Co., Ltd.	25,000	86,387
Wharf Holdings, Ltd.	29,000	211,448
Wheelock & Co., Ltd.	19,000	101,666

		6,473,601

Ireland - 1.2%

Accenture PLC, Class A	9,105	819,723
Actavis PLC†	3,967	1,155,825
Bank of Ireland†	387,394	147,395
CRH PLC	9,163	259,576
Endo International PLC†#	3,209	274,690
Jazz Pharmaceuticals PLC†	892	151,720
Kerry Group PLC, Class A	7,640	555,720
Mallinckrodt PLC†	1,577	184,068
Pentair PLC	5,052	335,807
Perrigo Co. PLC	1,481	228,770
Seagate Technology PLC	3,319	202,857
Tyco International PLC	3,882	163,898
Weatherford International PLC†	29,668	376,487
XL Group PLC	10,599	383,684

		5,240,220

Israel - 0.2%

Israel Chemicals, Ltd.	4,792	33,503
Israel Corp., Ltd.	244	82,998
NICE Systems, Ltd.	4,365	253,126
Teva Pharmaceutical Industries, Ltd.	10,909	612,073

		981,700

Italy - 0.7%

Assicurazioni Generali SpA	36,554	752,666
Atlantia SpA	7,951	209,449
Banca Monte dei Paschi di Siena SpA†	29,511	20,343
Banco Popolare SC†	5,484	84,566
Exor SpA	4,327	192,668
Intesa Sanpaolo SpA	153,826	513,663
Intesa Sanpaolo SpA RSP	1,236	3,734
Luxottica Group SpA	2,638	162,806
Mediobanca SpA	7,769	71,594
Telecom Italia SpA†	129,384	154,343
Terna Rete Elettrica Nazionale SpA	63,991	288,585
UniCredit SpA	54,222	360,726
Unione di Banche Italiane SCpA	15,285	119,904
UnipolSai SpA	10,420	30,714

		2,965,761

Japan - 8.4%

ABC-Mart, Inc.	300	16,853
ACOM Co., Ltd.†	10,500	33,705
Advantest Corp.	2,800	37,052
Aeon Co., Ltd.	28,000	299,486
AEON Financial Service Co., Ltd.	7,600	174,395
Aeon Mall Co., Ltd.	1,400	27,070
Air Water, Inc.	3,000	52,489
Ajinomoto Co., Inc.	12,000	230,420
Alfresa Holdings Corp.	800	11,141
Amada Co., Ltd.	13,000	122,909
ANA Holdings, Inc.	21,000	57,018
Aozora Bank, Ltd.	35,000	126,102
Asahi Glass Co., Ltd.	47,000	296,242
Asahi Kasei Corp.	21,000	216,978
Asics Corp.	2,000	52,330
Astellas Pharma, Inc.	34,500	548,251
Bank of Yokohama, Ltd.	34,000	210,722
Bridgestone Corp.	8,200	314,222
Brother Industries, Ltd.	3,700	62,355
Calbee, Inc.	1,600	60,456
Canon, Inc.	18,500	601,434
Casio Computer Co., Ltd.	3,900	68,268
Central Japan Railway Co.	2,000	371,996
Chiba Bank, Ltd.	47,000	353,998
Chubu Electric Power Co., Inc.†	9,600	118,290

Chugai Pharmaceutical Co., Ltd.	3,700	112,740
Citizen Holdings Co., Ltd.	4,000	30,328
Credit Saison Co., Ltd.	5,200	98,936
Dai Nippon Printing Co., Ltd.	10,000	96,886
Dai-ichi Life Insurance Co., Ltd.	14,900	225,259
Daikin Industries, Ltd.	2,400	156,429
Daito Trust Construction Co., Ltd.	1,400	151,381
Daiwa House Industry Co., Ltd.	10,000	196,656
Daiwa Securities Group, Inc.	29,000	233,915
Denso Corp.	3,400	159,676
Don Quijote Holdings Co., Ltd.	1,000	77,659
East Japan Railway Co.	5,900	494,934
Eisai Co., Ltd.	4,100	213,937
FANUC Corp.	3,000	575,423
Fast Retailing Co., Ltd.	400	154,917
Fuji Heavy Industries, Ltd.	9,400	319,109
Hakuhodo DY Holdings, Inc.	1,800	19,892
Hamamatsu Photonics KK	1,100	61,241
Hankyu Hanshin Holdings, Inc.	20,000	126,562
Hirose Electric Co., Ltd.	600	78,796
Hisamitsu Pharmaceutical Co., Inc.	2,700	100,777
Hitachi Chemical Co., Ltd.	8,500	187,657
Hitachi Construction Machinery Co., Ltd.	600	11,100
Hitachi High-Technologies Corp.	1,300	40,209
Hitachi, Ltd.	40,000	273,521
Honda Motor Co., Ltd.	16,000	528,251
Hoya Corp.	13,500	544,796
Hulic Co., Ltd.	4,300	46,945
Ibiden Co., Ltd.	1,700	28,607
Isetan Mitsukoshi Holdings, Ltd.	6,100	93,266
Isuzu Motors, Ltd.	10,000	145,204
ITOCHU Corp.	29,900	334,930
Iyo Bank, Ltd.	6,500	80,961
Japan Exchange Group, Inc.	3,300	92,966
Joyo Bank, Ltd.	19,000	101,969
JSR Corp.	3,200	58,556
Kajima Corp.	19,000	90,056
Kakaku.com, Inc.	2,100	34,829
Kaneka Corp.	6,000	39,774
Kansai Paint Co., Ltd.	4,000	72,025
Kao Corp.	10,500	469,592
KDDI Corp.	8,300	575,189
Keikyu Corp.	28,000	227,745
Keio Corp.	4,000	33,237
Keisei Electric Railway Co., Ltd.	2,000	27,085
Keyence Corp.	800	408,610
Kintetsu Corp.	32,000	124,121
Komatsu, Ltd.	10,600	220,595
Konica Minolta, Inc.	10,000	101,985
Kubota Corp.	14,000	227,569
Kuraray Co., Ltd.	5,900	81,133
Kurita Water Industries, Ltd.	4,700	116,336
Kyocera Corp.	5,900	297,947
Kyowa Hakko Kirin Co., Ltd.	2,000	24,159
LIXIL Group Corp.	9,300	221,567
M3, Inc.	1,600	35,551
Mabuchi Motor Co., Ltd.	2,800	141,843
Makita Corp.	3,300	156,966
Marui Group Co., Ltd.	3,500	40,991
Maruichi Steel Tube, Ltd.	1,800	42,884
Mazda Motor Corp.	6,000	128,201
McDonald’s Holdings Co. Japan, Ltd.	4,600	101,479
Medipal Holdings Corp.	1,300	16,518
MEIJI Holdings Co., Ltd.	1,400	167,005
Mitsubishi Chemical Holdings Corp.	28,500	158,647
Mitsubishi Corp.	17,000	339,716
Mitsubishi Electric Corp.	31,000	363,060
Mitsubishi Estate Co., Ltd.	7,000	163,465
Mitsubishi Gas Chemical Co., Inc.	8,000	41,396
Mitsubishi Logistics Corp.	14,000	215,340
Mitsubishi Motors Corp.	7,000	61,969
Mitsubishi Tanabe Pharma Corp.	3,100	52,191
Mitsubishi UFJ Financial Group, Inc.	83,100	540,246
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,800	37,688
Mitsui & Co., Ltd.	17,100	237,649
Mitsui Chemicals, Inc.	13,000	39,992
Mitsui Fudosan Co., Ltd.	13,000	357,154
Mixi, Inc.	600	22,044
MS&AD Insurance Group Holdings, Inc.	8,600	237,457
Murata Manufacturing Co., Ltd.	900	110,934
Nabtesco Corp.	4,100	110,019
NGK Insulators, Ltd.	9,000	175,373
NGK Spark Plug Co., Ltd.	4,000	113,354
NH Foods, Ltd.	4,000	91,051
NHK Spring Co., Ltd.	3,500	36,368
Nidec Corp.	4,000	269,910
Nintendo Co., Ltd.	1,600	170,934
Nippon Express Co., Ltd.	9,000	50,332
Nippon Paint Holdings Co., Ltd.	4,000	138,767
Nippon Steel & Sumitomo Metal Corp.	69,000	183,308
Nippon Telegraph & Telephone Corp.	7,200	446,596
Nissan Motor Co., Ltd.	43,300	457,523
Nisshin Seifun Group, Inc.	3,600	42,974
Nissin Foods Holdings Co., Ltd.	800	39,657
Nitori Holdings Co., Ltd.	1,200	79,448
Nitto Denko Corp.	1,000	63,365
NOK Corp.	1,200	35,110
Nomura Holdings, Inc.	33,300	204,602
Nomura Real Estate Holdings, Inc.	2,200	38,841
Nomura Research Institute, Ltd.	2,000	69,969
NSK, Ltd.	6,000	83,561
NTT Data Corp.	2,400	99,009
NTT DOCOMO, Inc.	26,000	461,751
NTT Urban Development Corp.	1,700	17,409
Obayashi Corp.	4,000	27,319
Odakyu Electric Railway Co., Ltd.	8,000	83,394
Oji Holdings Corp.	20,000	84,431
Olympus Corp.†	2,700	97,843
Omron Corp.	3,900	172,138
Ono Pharmaceutical Co., Ltd.	500	49,739
Oracle Corp. Japan	2,100	91,812
Oriental Land Co., Ltd.	1,100	296,368
ORIX Corp.	20,200	286,473

Osaka Gas Co., Ltd.	39,000	160,858
Otsuka Corp.	1,200	47,549
Otsuka Holdings Co., Ltd.	6,500	194,769
Panasonic Corp.	29,200	364,924
Park24 Co., Ltd.	1,300	24,517
Rakuten, Inc.	12,400	206,485
Resona Holdings, Inc.	31,300	175,725
Rinnai Corp.	600	42,232
Rohm Co., Ltd.	1,400	90,232
Sanrio Co., Ltd.	1,600	47,080
Santen Pharmaceutical Co., Ltd.	3,500	234,357
Secom Co., Ltd.	4,300	267,687
Seiko Epson Corp.	1,100	40,414
Sekisui Chemical Co., Ltd.	8,000	102,654
Sekisui House, Ltd.	12,000	161,755
Sharp Corp.†	20,000	42,466
Shikoku Electric Power Co., Inc.†	3,100	39,830
Shimamura Co., Ltd.	500	48,443
Shimano, Inc.	1,300	195,611
Shimizu Corp.	8,000	57,045
Shin-Etsu Chemical Co., Ltd.	7,100	486,866
Shinsei Bank, Ltd.	30,000	57,680
Shionogi & Co., Ltd.	4,300	126,349
Shiseido Co., Ltd.	8,200	143,504
Shizuoka Bank, Ltd.	24,000	245,969
SMC Corp.	800	222,529
SoftBank Corp.	13,500	831,386
Sompo Japan Nipponkoa Holdings, Inc.	4,900	152,458
Sony Corp.	13,600	388,190
Sony Financial Holdings, Inc.	2,200	33,324
Sumitomo Chemical Co., Ltd.	30,000	140,188
Sumitomo Dainippon Pharma Co., Ltd.	9,400	102,545
Sumitomo Metal Mining Co., Ltd.	10,000	157,868
Sumitomo Mitsui Financial Group, Inc.	8,800	350,124
Sumitomo Mitsui Trust Holdings, Inc.	49,000	202,963
Sumitomo Realty & Development Co., Ltd.	1,000	34,366
Sumitomo Rubber Industries, Ltd.	4,500	77,793
Suntory Beverage & Food, Ltd.	5,200	195,177
Suruga Bank, Ltd.	5,000	105,078
Suzuken Co., Ltd.	700	22,090
Sysmex Corp.	2,400	128,802
T&D Holdings, Inc.	7,900	102,593
Taisho Pharmaceutical Holdings Co., Ltd.	200	13,609
Taiyo Nippon Sanso Corp.	3,000	46,270
Takashimaya Co., Ltd.	3,000	28,038
TDK Corp.	2,200	154,851
Teijin, Ltd.	8,000	27,085
Terumo Corp.	5,400	148,966
THK Co., Ltd.	3,800	91,549
Tobu Railway Co., Ltd.	42,000	208,552
Toho Co., Ltd.	1,100	26,713
Toho Gas Co., Ltd.	3,000	16,878
Tohoku Electric Power Co., Inc.	7,900	92,522
Tokio Marine Holdings, Inc.	11,000	400,046
Tokyo Electron, Ltd.	2,800	210,424
Tokyo Gas Co., Ltd.	49,000	298,280
Tokyo Tatemono Co., Ltd.	5,000	37,200
Tokyu Corp.	29,000	196,606
Tokyu Fudosan Holdings Corp.	7,900	53,954
TonenGeneral Sekiyu KK	38,000	358,955
Toppan Printing Co., Ltd.	21,000	150,621
Toray Industries, Inc.	30,000	249,053
TOTO, Ltd.	12,000	166,922
Toyota Motor Corp.	29,300	1,974,887
Toyota Tsusho Corp.	6,600	182,897
Trend Micro, Inc.	4,600	156,506
Unicharm Corp.	9,000	248,991
USS Co., Ltd.	4,300	75,989
West Japan Railway Co.	3,300	188,028
Yahoo Japan Corp.	26,500	106,554
Yakult Honsha Co., Ltd.	1,900	120,393
Yamada Denki Co., Ltd.	17,100	74,189
Yamaguchi Financial Group, Inc.	20,000	235,235
Yamato Holdings Co., Ltd.	6,900	161,505
Yamato Kogyo Co., Ltd.	1,700	45,831
Yaskawa Electric Corp.	5,000	69,801
Yokohama Rubber Co., Ltd.	5,000	50,825

		36,112,461

Jersey - 0.6%

Delphi Automotive PLC	3,670	289,343
Experian PLC	14,129	261,320
Petrofac, Ltd.	19,565	265,657
Randgold Resources, Ltd.	2,916	233,197
Shire PLC	8,973	730,744
Wolseley PLC	4,432	271,710
WPP PLC	29,975	710,351

		2,762,322

Liberia - 0.0%

Royal Caribbean Cruises, Ltd.	1,007	76,955

Luxembourg - 0.4%

Altice SA†	1,446	144,177
Millicom International Cellular SA SDR	2,936	204,960
RTL Group SA	6,638	657,400
SES SA FDR	15,612	538,095
Subsea 7 SA	13,591	134,739
Tenaris SA	14,213	203,426

		1,882,797

Netherlands - 1.5%

Aegon NV	17,443	135,076
Akzo Nobel NV	3,909	290,458
ASML Holding NV	4,179	451,798
Boskalis Westminster NV	3,272	152,045
CNH Industrial NV	28,931	239,577
Core Laboratories NV#	1,510	165,979
Corio NV	1,434	79,698
Delta Lloyd NV	11,804	214,254
Fiat Chrysler Automobiles NV†	11,683	180,289

Gemalto NV	1,286	104,392
ING Groep NV CVA†	51,148	764,403
Koninklijke KPN NV	53,318	182,099
Koninklijke Philips NV	12,884	385,966
Koninklijke Vopak NV	701	36,869
LyondellBasell Industries NV, Class A	6,963	598,191
Mylan NV†	6,206	355,759
Nielsen NV#	6,362	287,626
OCI NV†	1,062	45,101
Reed Elsevier NV	26,649	662,039
STMicroelectronics NV	17,514	156,400
Wolters Kluwer NV	18,013	584,264
Ziggo NV†	12,329	548,835

		6,621,118

New Zealand - 0.3%

Auckland International Airport, Ltd.	113,558	373,644
Contact Energy, Ltd.	31,255	146,103
Fletcher Building, Ltd.	16,653	108,832
Ryman Healthcare, Ltd.	47,274	290,713
Spark New Zealand, Ltd.	100,213	247,870

		1,167,162

Norway - 0.2%

DNB ASA	12,849	209,176
Gjensidige Forsikring ASA	6,762	117,845
Norsk Hydro ASA	21,994	125,663
Orkla ASA	36,942	290,098

		742,782

Portugal - 0.1%

Banco Comercial Portugues SA†	198,000	18,435
Banco Espirito Santo SA†(1)(2)	126,030	8,462
Galp Energia SGPS SA	35,620	418,735
Jeronimo Martins SGPS SA	3,635	42,976

		488,608

Singapore - 0.9%

Ascendas Real Estate Investment Trust	9,000	16,311
Avago Technologies, Ltd.	4,497	573,907
CapitaLand, Ltd.	48,000	126,441
CapitaMall Trust	21,000	32,513
City Developments, Ltd.	31,000	232,696
ComfortDelGro Corp., Ltd.	167,000	360,260
DBS Group Holdings, Ltd.	29,000	416,429
Global Logistic Properties, Ltd.	48,000	91,221
Jardine Cycle & Carriage, Ltd.	2,000	62,663
Kenon Holdings, Ltd.†	1,708	30,649
Keppel Corp., Ltd.	4,000	25,681
Oversea-Chinese Banking Corp., Ltd.	112,000	861,254
Singapore Telecommunications, Ltd.	102,000	315,838
StarHub, Ltd.	118,000	371,442
United Overseas Bank, Ltd.	29,000	490,905
Yangzijiang Shipbuilding Holdings, Ltd.	41,000	36,853

		4,045,063

Spain - 1.1%

Amadeus IT Holding SA, Class A	7,099	292,741
Banco Bilbao Vizcaya Argentaria SA	74,635	750,012
Banco de Sabadell SA	63,499	174,449
Banco Popular Espanol SA	32,426	149,282
Banco Santander SA	154,137	1,126,858
Bankia SA†	52,327	76,006
Bankinter SA	17,411	136,172
CaixaBank SA	52,080	241,863
Grifols SA	5,542	224,845
Inditex SA	11,777	370,134
Mapfre SA	9,740	34,214
Red Electrica Corp. SA	3,596	306,395
Telefonica SA	63,342	984,918

		4,867,889

Sweden - 1.3%

Assa Abloy AB, Class B	5,705	342,492
Atlas Copco AB, Class A	11,881	383,207
Atlas Copco AB, Class B	6,918	205,872
Boliden AB	8,721	176,575
Electrolux AB, Series B	1,819	59,412
Elekta AB, Series B	4,590	47,926
Getinge AB, Class B	7,633	211,036
Hennes & Mauritz AB, Class B	6,880	300,221
Hexagon AB, Class B	4,029	145,512
Husqvarna AB, Class B	3,853	30,156
Industrivarden AB, Class C	7,286	140,179
Investment AB Kinnevik, Class B	2,051	69,055
Investor AB, Class B	17,752	706,290
Nordea Bank AB	22,078	297,922
Skandinaviska Enskilda Banken AB, Class A	41,153	519,287
Skanska AB, Class B	13,875	346,001
Svenska Handelsbanken AB, Class A	13,489	679,547
Swedbank AB, Class A	15,493	403,260
Tele2 AB, Class B	4,636	54,412
Telefonaktiebolaget LM Ericsson, Class B	34,597	448,595
TeliaSonera AB	31,326	198,958

		5,765,915

Switzerland - 3.7%

ABB, Ltd.	30,009	643,713
ACE, Ltd.	13,152	1,499,459
Actelion, Ltd.	1,159	138,713
Aryzta AG	5,920	473,178
Baloise Holding AG	1,826	237,503
Coca-Cola HBC AG CDI	11,950	214,378
Credit Suisse Group AG	16,970	414,215
EMS-Chemie Holding AG	924	406,101
Garmin, Ltd.#	5,762	285,968
Geberit AG	1,820	648,316
Holcim, Ltd.	3,423	264,081
Julius Baer Group, Ltd.	5,258	242,728
Lonza Group AG	1,882	231,956
Novartis AG	27,835	2,845,252
Pargesa Holding SA (BR)	7,073	532,320
Partners Group Holding AG	534	163,978
Roche Holding AG	8,715	2,365,807
Sika AG (BR)	105	370,945

Sonova Holding AG	946	131,082
Sulzer AG	95	11,549
Swatch Group AG (BR)	704	320,856
Swiss Prime Site AG	12,920	1,176,332
Swiss Re AG	4,842	445,168
Swisscom AG	1,983	1,136,738
Zurich Insurance Group AG	1,836	586,996

		15,787,332

United Kingdom - 6.3%

3i Group PLC	56,633	431,569
Aberdeen Asset Management PLC	30,775	222,641
Admiral Group PLC	14,876	338,753
Aggreko PLC	10,584	279,089
Amec Foster Wheeler PLC	41,933	570,021
Antofagasta PLC	28,635	339,077
Aon PLC	3,415	342,729
ARM Holdings PLC	20,379	364,646
Ashtead Group PLC	11,826	217,265
Associated British Foods PLC	6,371	307,371
AstraZeneca PLC	18,433	1,271,921
Aviva PLC	39,872	331,789
British Land Co. PLC	37,713	482,380
BT Group PLC	110,357	776,398
Bunzl PLC	35,380	1,035,622
Burberry Group PLC	12,431	359,267
Capita PLC	37,471	687,254
Compass Group PLC	27,713	492,880
Croda International PLC	2,497	105,203
Direct Line Insurance Group PLC	97,689	493,776
Dixons Carphone PLC	24,086	163,838
easyJet PLC	2,450	65,512
Ensco PLC, Class A	5,048	123,525
Fresnillo PLC	15,224	192,964
GKN PLC	40,445	228,035
Hammerson PLC	55,335	577,073
Hargreaves Lansdown PLC	5,273	91,990
ICAP PLC	21,415	177,210
Inmarsat PLC	20,887	282,479
InterContinental Hotels Group PLC	9,797	400,815
Intertek Group PLC	11,307	441,645
Intu Properties PLC	109,352	596,790
Investec PLC	33,105	295,411
ITV PLC	70,878	246,535
Johnson Matthey PLC	6,620	348,410
Kingfisher PLC	35,741	201,623
Land Securities Group PLC	22,040	427,372
Legal & General Group PLC	169,013	729,302
Liberty Global PLC, Class A†	5,543	299,655
London Stock Exchange Group PLC	1,951	74,699
Marks & Spencer Group PLC	32,944	256,592
Next PLC	4,551	526,603
Old Mutual PLC	103,007	357,971
Pearson PLC	27,538	603,707
Persimmon PLC	8,628	234,971
Prudential PLC	37,209	936,069
Reckitt Benckiser Group PLC	9,324	843,539
Reed Elsevier PLC	34,559	596,497
Rexam PLC	62,922	540,110
Royal Mail PLC	25,810	167,516
RSA Insurance Group PLC	60,812	402,671
Sage Group PLC	2,784	20,824
Schroders PLC	10,060	477,582
Segro PLC	57,135	379,735
Severn Trent PLC	10,014	313,995
Sky PLC	20,061	308,628
Smith & Nephew PLC	21,495	393,575
Smiths Group PLC	18,912	337,229
SSE PLC	16,067	390,183
Standard Chartered PLC	39,177	599,391
Standard Life PLC†	99,892	656,662
Tate & Lyle PLC	36,451	335,117
Travis Perkins PLC	8,045	250,393
Tullow Oil PLC	46,035	275,259
United Utilities Group PLC	45,263	661,058
Weir Group PLC	8,051	211,799
Whitbread PLC	4,912	398,507
WM Morrison Supermarkets PLC	87,926	265,652

		27,156,369

United States - 50.3%

3M Co.	6,007	1,013,081
Abbott Laboratories	16,897	800,411
AbbVie, Inc.	20,075	1,214,537
Activision Blizzard, Inc.	10,219	238,307
Adobe Systems, Inc.†	8,021	634,461
ADT Corp.#	5,153	202,101
Advance Auto Parts, Inc.	1,669	258,578
Aetna, Inc.	5,814	578,784
Affiliated Managers Group, Inc.†	2,171	469,848
Aflac, Inc.	10,410	648,022
Agilent Technologies, Inc.	2,733	115,360
Air Products & Chemicals, Inc.	7,497	1,170,582
Airgas, Inc.	2,968	347,909
Akamai Technologies, Inc.†	2,360	164,044
Albemarle Corp.	3,514	198,787
Alexion Pharmaceuticals, Inc.†	3,307	596,484
Allergan, Inc.	4,659	1,084,336
Alliance Data Systems Corp.†	841	234,227
Allstate Corp.	14,672	1,035,843
Altera Corp.	8,388	310,440
Amazon.com, Inc.†	5,197	1,975,692
American Airlines Group, Inc.	1,865	89,333
American Express Co.	15,987	1,304,379
American Realty Capital Properties, Inc.	21,523	211,141
American Tower Corp.	8,198	812,750
American Water Works Co., Inc.	1,295	70,034
Ameriprise Financial, Inc.	4,688	626,457
AmerisourceBergen Corp.	4,612	473,929
AMETEK, Inc.	5,175	274,999
Amgen, Inc.	10,241	1,615,211
Amphenol Corp., Class A	3,410	192,529
Anadarko Petroleum Corp.	8,708	733,475
Analog Devices, Inc.	7,865	460,417
ANSYS, Inc.†	4,926	423,488
Antero Resources Corp.†#	4,598	181,391

Anthem, Inc.	4,403	644,819
Apache Corp.	8,500	559,640
Applied Materials, Inc.	22,164	555,208
Archer-Daniels-Midland Co.	12,138	581,167
Arrow Electronics, Inc.†	1,320	81,787
Assurant, Inc.	3,129	191,714
Autodesk, Inc.†	2,952	189,636
Automatic Data Processing, Inc.	12,864	1,142,838
AutoNation, Inc.†	1,343	82,594
AvalonBay Communities, Inc.	1,205	202,850
Avery Dennison Corp.	3,851	206,221
Avnet, Inc.	3,294	150,898
Avon Products, Inc.	17,145	145,904
B/E Aerospace, Inc.	4,466	283,770
Baker Hughes, Inc.	8,946	559,214
Ball Corp.	1,103	79,096
Bank of New York Mellon Corp.	22,791	892,040
Baxter International, Inc.	7,794	538,955
BB&T Corp.	10,304	392,067
Bed Bath & Beyond, Inc.†	4,089	305,285
Berkshire Hathaway, Inc., Class B†	13,815	2,036,469
Best Buy Co., Inc.	4,940	188,214
Biogen Idec, Inc.†	3,337	1,366,802
BioMarin Pharmaceutical, Inc.†	3,277	350,868
BlackRock, Inc.	2,336	867,637
BorgWarner, Inc.	4,398	270,301
Boston Scientific Corp.†	9,353	158,066
Bristol-Myers Squibb Co.	25,576	1,558,090
Broadcom Corp., Class A	10,666	482,423
C.H. Robinson Worldwide, Inc.	4,348	323,056
CA, Inc.	13,516	439,540
Cablevision Systems Corp., Class A#	8,927	167,649
Cabot Oil & Gas Corp.	6,708	194,532
Calpine Corp.†	5,559	117,851
Cameron International Corp.†	6,032	283,987
Capital One Financial Corp.	9,435	742,629
Cardinal Health, Inc.	8,104	713,071
CarMax, Inc.†	2,131	143,011
Caterpillar, Inc.	4,318	357,962
CBRE Group, Inc., Class A†	5,598	191,787
CBS Corp., Class B	9,062	535,564
Celanese Corp., Series A	5,507	314,505
Celgene Corp.†	10,700	1,300,371
CenterPoint Energy, Inc.	10,416	216,549
CenturyLink, Inc.	12,442	471,054
Cerner Corp.†	6,558	472,569
CF Industries Holdings, Inc.	509	155,871
Charles Schwab Corp.	16,682	489,450
Charter Communications, Inc., Class A†	1,559	281,555
Cheniere Energy, Inc.†	2,851	229,876
Chesapeake Energy Corp.	10,877	181,428
Chipotle Mexican Grill, Inc.†	292	194,171
Chubb Corp.	2,091	210,041
Church & Dwight Co., Inc.#	3,092	263,253
Cigna Corp.	3,576	434,949
Cimarex Energy Co.	1,978	216,947
Cincinnati Financial Corp.	7,397	390,266
Cintas Corp.	1,960	163,621
Cisco Systems, Inc.	82,918	2,446,910
CIT Group, Inc.	4,745	219,456
Citrix Systems, Inc.†	4,196	267,180
Clorox Co.	11,118	1,207,860
CME Group, Inc.	5,954	571,167
Coach, Inc.	6,152	267,920
Cobalt International Energy, Inc.†	5,337	54,651
Cognizant Technology Solutions Corp., Class A†	5,733	358,226
Colgate-Palmolive Co.	17,825	1,262,366
Comcast Corp., Class A	31,482	1,869,401
Comcast Corp., Special Class A#	10,442	615,504
ConAgra Foods, Inc.	9,393	328,567
CONSOL Energy, Inc.#	3,234	104,135
Consolidated Edison, Inc.	16,304	1,029,435
Continental Resources, Inc.†#	2,894	128,754
Cooper Cos., Inc.	473	77,558
Corning, Inc.	15,575	380,030
Costco Wholesale Corp.	10,603	1,558,217
Cree, Inc.†#	2,275	89,316
Crown Castle International Corp.	8,622	744,165
CSX Corp.	18,464	633,500
Cummins, Inc.	3,747	532,936
CVS Health Corp.	12,581	1,306,788
D.R. Horton, Inc.	4,923	134,447
Danaher Corp.	16,152	1,409,747
DaVita HealthCare Partners, Inc.†	3,417	254,908
Deere & Co.	9,106	825,004
Delta Air Lines, Inc.	1,648	73,369
Devon Energy Corp.	6,943	427,619
Digital Realty Trust, Inc.	3,019	200,401
DIRECTV†	7,348	651,033
Discover Financial Services	6,101	372,039
DISH Network Corp., Class A†	5,332	400,113
Dollar General Corp.†	3,261	236,814
Dollar Tree, Inc.†	4,905	390,830
Dover Corp.	9,448	680,728
Dr Pepper Snapple Group, Inc.	10,868	856,290
Dun & Bradstreet Corp.	2,927	387,769
Eaton Vance Corp.	7,738	325,770
eBay, Inc.†	16,672	965,476
Ecolab, Inc.	6,727	777,238
Edwards Lifesciences Corp.†	1,474	196,071
Electronic Arts, Inc.†	4,625	264,457
EMC Corp.	24,261	702,113
Emerson Electric Co.	23,618	1,367,955
Energen Corp.	645	41,693
Energizer Holdings, Inc.	1,477	197,667
EOG Resources, Inc.	4,298	385,617
EQT Corp.	4,234	337,916
Equifax, Inc.	1,132	105,695
Equinix, Inc.	1,516	339,849
Equity Residential	4,565	351,642
Estee Lauder Cos., Inc., Class A	5,809	480,230
Eversource Energy	3,717	192,355
Expedia, Inc.	1,835	168,361
Expeditors International of Washington, Inc.	12,311	594,621

Express Scripts Holding Co.†	12,501	1,059,960
F5 Networks, Inc.†	1,513	178,708
Facebook, Inc., Class A†	24,092	1,902,545
Fastenal Co.	8,596	357,164
FedEx Corp.	4,198	742,962
Fidelity National Information Services, Inc.	12,902	872,046
Fifth Third Bancorp	16,520	319,827
FireEye, Inc.†#	839	37,143
First Republic Bank	4,068	231,876
Fiserv, Inc.†	12,873	1,004,995
FleetCor Technologies, Inc.†	936	143,610
Flowserve Corp.	2,899	180,115
FMC Technologies, Inc.†	7,696	307,301
FNF Group	9,708	356,478
Ford Motor Co.	48,312	789,418
Franklin Resources, Inc.	8,094	435,700
Frontier Communications Corp.	23,562	188,025
GameStop Corp., Class A#	2,482	91,760
General Growth Properties, Inc.	7,510	217,865
General Mills, Inc.	29,452	1,584,223
Genworth Financial, Inc., Class A†	5,764	44,671
Gilead Sciences, Inc.†	19,623	2,031,569
Goldman Sachs Group, Inc.	5,393	1,023,537
Google, Inc., Class A†	4,285	2,410,870
Google, Inc., Class C†	3,151	1,759,518
Hanesbrands, Inc.	2,408	307,116
Harley-Davidson, Inc.	4,962	315,434
Hartford Financial Services Group, Inc.	6,147	251,781
Hasbro, Inc.#	5,545	345,537
HCA Holdings, Inc.†	3,732	266,987
HCP, Inc.	8,258	349,809
Health Care REIT, Inc.	4,275	329,645
Helmerich & Payne, Inc.	1,589	106,558
Hershey Co.	8,053	835,740
Hertz Global Holdings, Inc.†	8,567	197,641
Hewlett-Packard Co.	25,977	905,039
HollyFrontier Corp.	5,847	257,210
Home Depot, Inc.	14,732	1,690,497
Hormel Foods Corp.	113	6,612
Host Hotels & Resorts, Inc.	17,677	371,217
Hudson City Bancorp, Inc.	22,717	221,718
Humana, Inc.	2,058	338,294
IHS, Inc., Class A†	4,224	496,447
Illinois Tool Works, Inc.	2,573	254,367
Illumina, Inc.†	1,563	305,504
Incyte Corp.†	1,811	155,474
Intel Corp.	64,704	2,151,408
Intercontinental Exchange, Inc.	3,293	775,040
International Flavors & Fragrances, Inc.	1,914	233,374
International Paper Co.	7,527	424,598
Interpublic Group of Cos., Inc.	11,182	249,359
Intuit, Inc.	7,862	767,567
Intuitive Surgical, Inc.†	524	262,000
Iron Mountain, Inc.	3,992	146,706
J.B. Hunt Transport Services, Inc.	3,691	315,580
Johnson & Johnson	47,102	4,828,426
Johnson Controls, Inc.	8,966	455,562
Joy Global, Inc.	2,645	117,226
Juniper Networks, Inc.	6,921	165,481
Kansas City Southern	3,351	388,180
Kellogg Co.	16,326	1,052,700
Keurig Green Mountain, Inc.	1,589	202,725
KeyCorp	14,820	206,443
Kimberly-Clark Corp.	13,784	1,511,553
Kinder Morgan, Inc.	23,577	966,893
KLA-Tencor Corp.	4,765	309,511
Kohl’s Corp.#	3,702	273,208
Kraft Foods Group, Inc.	3,167	202,878
Kroger Co.	4,274	304,095
L Brands, Inc.	5,008	460,035
Lam Research Corp.	3,141	259,007
Lennar Corp., Class A	4,922	247,134
Level 3 Communications, Inc.†	5,205	280,341
Liberty Interactive Corp., Class A†	16,032	473,425
Liberty Media Corp., Class A†	2,073	79,945
Liberty Media Corp., Class C†	4,146	160,036
Lincoln National Corp.	4,737	273,041
Linear Technology Corp.	11,587	558,320
LinkedIn Corp., Class A†	1,119	298,997
LKQ Corp.†	11,532	283,399
Loews Corp.	4,054	166,255
Lowe’s Cos., Inc.	9,855	730,157
Lululemon Athletica, Inc.†	2,121	145,161
M&T Bank Corp.#	2,297	277,937
Macy’s, Inc.	6,590	419,915
ManpowerGroup, Inc.	3,677	295,851
Marathon Oil Corp.	8,430	234,860
Marathon Petroleum Corp.	3,631	381,255
Marriott International, Inc., Class A	2,877	239,079
Marsh & McLennan Cos., Inc.	8,173	464,962
Masco Corp.	5,943	155,647
MasterCard, Inc., Class A	15,591	1,405,217
Mattel, Inc.	13,550	356,636
McCormick & Co., Inc.	2,257	170,133
McDonald’s Corp.	9,409	930,550
McGraw Hill Financial, Inc.	4,459	459,723
McKesson Corp.	3,134	716,746
MDU Resources Group, Inc.	13,201	294,382
Mead Johnson Nutrition Co.	2,194	229,843
Medivation, Inc.†	970	114,004
MetLife, Inc.	16,768	852,317
Microchip Technology, Inc.#	8,180	419,389
Micron Technology, Inc.†	16,060	492,560
Microsoft Corp.	105,915	4,644,373
Mondelez International, Inc., Class A	46,342	1,711,642
Monster Beverage Corp.†	1,631	230,167
Moody’s Corp.	3,583	347,336
Morgan Stanley	14,687	525,648
Mosaic Co.	4,808	256,074
Motorola Solutions, Inc.	5,861	398,196
Murphy Oil Corp.	11,083	564,014
NASDAQ OMX Group, Inc.	7,049	353,578
National Oilwell Varco, Inc.	14,334	779,053
Navient Corp.	15,533	332,406

NetApp, Inc.	7,797	301,354
Netflix, Inc.†	702	333,387
New York Community Bancorp, Inc.#	12,673	210,499
Newell Rubbermaid, Inc.	8,252	324,221
Newmont Mining Corp.	15,793	415,830
News Corp., Class A†	30,490	526,715
NIKE, Inc., Class B	10,868	1,055,500
NiSource, Inc.	11,297	484,754
Noble Energy, Inc.	9,951	469,986
Nordstrom, Inc.	3,501	281,585
Norfolk Southern Corp.	4,598	501,918
Northern Trust Corp.	5,512	384,903
Nucor Corp.	8,191	385,223
NVIDIA Corp.	10,828	238,866
Occidental Petroleum Corp.	8,817	686,668
Oceaneering International, Inc.	7,530	410,611
Omnicom Group, Inc.	12,465	991,466
ONEOK, Inc.	11,712	518,373
Oracle Corp.	41,981	1,839,607
PACCAR, Inc.	8,234	527,388
Pall Corp.	4,486	452,234
Palo Alto Networks, Inc.†#	1,380	196,264
Parker-Hannifin Corp.	4,358	534,683
Paychex, Inc.	20,448	1,019,026
People’s United Financial, Inc.#	23,098	349,473
Pepco Holdings, Inc.	18,882	512,457
PepsiCo, Inc.	16,435	1,626,736
PetSmart, Inc.	4,699	389,594
Pharmacyclics, Inc.†	661	142,730
Phillips 66	6,725	527,643
Pioneer Natural Resources Co.	981	149,622
Plum Creek Timber Co., Inc.	5,220	226,757
PNC Financial Services Group, Inc.	8,369	769,613
Polaris Industries, Inc.#	1,001	153,483
PPG Industries, Inc.	3,658	861,020
Priceline Group, Inc.†	647	800,650
Principal Financial Group, Inc.	9,934	508,323
Procter & Gamble Co.	31,507	2,682,191
Progressive Corp.	25,688	684,585
Prologis, Inc.	6,319	269,884
Prudential Financial, Inc.	9,296	751,582
Public Storage	2,098	413,768
PulteGroup, Inc.	3,257	73,478
PVH Corp.	1,872	199,424
QEP Resources, Inc.	7,429	159,575
QUALCOMM, Inc.	22,611	1,639,524
Quanta Services, Inc.†	5,273	151,757
Quest Diagnostics, Inc.	6,809	477,583
Rackspace Hosting, Inc.†	2,700	134,109
Range Resources Corp.	4,423	219,115
Realogy Holdings Corp.†	2,522	116,012
Red Hat, Inc.†	2,780	192,154
Regeneron Pharmaceuticals, Inc.†	1,092	451,913
Regions Financial Corp.	21,247	204,184
Republic Services, Inc.	7,122	291,432
ResMed, Inc.#	3,014	193,981
Robert Half International, Inc.	2,949	182,720
Rockwell Automation, Inc.	4,854	568,112
Roper Industries, Inc.	2,407	403,341
Ross Stores, Inc.	2,642	279,550
salesforce.com, Inc.†	5,904	409,620
Salix Pharmaceuticals, Ltd.†#	1,150	180,780
SanDisk Corp.	3,864	308,850
SBA Communications Corp., Class A†	5,953	742,399
Scripps Networks Interactive, Inc., Class A	4,782	345,739
Sealed Air Corp.	2,792	131,587
Sempra Energy	4,335	469,047
ServiceNow, Inc.†	1,941	148,021
Sherwin-Williams Co.	1,149	327,695
Sigma-Aldrich Corp.	4,700	648,882
Simon Property Group, Inc.	2,544	484,276
Sirius XM Holdings, Inc.†	21,912	85,238
Skyworks Solutions, Inc.	2,939	257,897
Southwest Airlines Co.	3,503	151,470
Southwestern Energy Co.†	9,397	235,677
Spectra Energy Corp.	19,093	677,611
Sprint Corp.†#	13,752	70,410
SPX Corp.	800	71,304
St. Jude Medical, Inc.	7,346	489,831
Stanley Black & Decker, Inc.	3,672	361,104
Staples, Inc.	9,979	167,298
Starbucks Corp.	6,987	653,180
State Street Corp.	10,416	775,471
Stericycle, Inc.†	2,368	319,609
Stryker Corp.	2,743	259,899
SunTrust Banks, Inc.	10,812	443,292
Superior Energy Services, Inc.	8,346	186,783
Symantec Corp.	15,261	383,967
Sysco Corp.	12,083	471,116
T-Mobile US, Inc.†	2,887	95,358
T. Rowe Price Group, Inc.	7,196	594,390
Target Corp.	4,840	371,857
TD Ameritrade Holding Corp.	8,777	318,342
Teradata Corp.†#	4,805	213,919
Tesla Motors, Inc.†#	985	200,290
Tesoro Corp.	2,489	228,590
Texas Instruments, Inc.	10,454	614,695
Thermo Fisher Scientific, Inc.	8,596	1,117,480
Tiffany & Co.	4,125	363,907
Time Warner Cable, Inc.	4,527	697,384
Time Warner, Inc.	13,874	1,135,726
TJX Cos., Inc.	13,985	959,930
Toll Brothers, Inc.†	4,064	155,692
Torchmark Corp.	14,422	767,971
Total System Services, Inc.	12,635	482,657
Towers Watson & Co., Class A	2,199	289,168
TransDigm Group, Inc.	873	189,319
Travelers Cos., Inc.	10,430	1,120,599
Trimble Navigation, Ltd.†	10,603	277,162
TripAdvisor, Inc.†	1,514	135,124
TRW Automotive Holdings Corp.†	2,215	230,892
Twenty-First Century Fox, Inc., Class A	22,141	774,935
Twitter, Inc.†	4,548	218,668
Tyson Foods, Inc., Class A	1,916	79,150

Ulta Salon Cosmetics & Fragrance, Inc.†	1,523	214,377
Under Armour, Inc., Class A†	2,349	180,896
Union Pacific Corp.	14,729	1,771,310
United Continental Holdings, Inc.†	1,625	105,917
United Parcel Service, Inc., Class B	5,399	549,240
United Rentals, Inc.†	1,800	167,508
UnitedHealth Group, Inc.	12,885	1,464,123
Universal Health Services, Inc., Class B	2,666	302,191
US Bancorp	31,693	1,413,825
Valero Energy Corp.	4,635	285,933
Vantiv, Inc., Class A†#	3,770	139,452
Varian Medical Systems, Inc.†	3,303	307,080
Ventas, Inc.	5,600	417,032
Verisk Analytics, Inc., Class A†	6,944	498,649
Vertex Pharmaceuticals, Inc.†	3,015	360,081
VF Corp.	6,055	464,176
Viacom, Inc., Class B	8,294	580,082
Visa, Inc., Class A	7,164	1,943,665
VMware, Inc., Class A†	1,838	156,359
Voya Financial, Inc.	5,965	263,593
Vulcan Materials Co.	3,322	275,726
Walgreens Boots Alliance, Inc.	11,189	929,582
Walt Disney Co.	22,620	2,354,290
Waste Management, Inc.	7,911	430,991
Western Digital Corp.	2,164	231,505
Western Union Co.#	12,196	238,066
Whirlpool Corp.	1,103	233,781
Whiting Petroleum Corp.†	3,533	119,521
Whole Foods Market, Inc.	7,269	410,626
Williams Cos., Inc.	16,431	805,776
Windstream Holdings, Inc.	21,905	172,830
Wisconsin Energy Corp.	7,248	369,503
Workday, Inc., Class A†	622	53,181
WR Berkley Corp.	8,094	403,972
WW Grainger, Inc.	1,827	432,835
Wyndham Worldwide Corp.	2,223	203,360
Xerox Corp.	23,434	319,874
Xylem, Inc.	2,175	77,647
Yahoo!, Inc.†	12,787	566,208
Yum! Brands, Inc.	5,347	433,695
Zimmer Holdings, Inc.	2,708	326,016
Zoetis, Inc.	8,951	412,552

		217,660,126

Total Common Stocks
(cost $383,390,993)		410,043,647

PREFERRED SECURITIES - 0.2%
Germany - 0.2%

Fuchs Petrolub SE	5,571	232,443
Porsche Automobil Holding SE	2,787	258,080
Volkswagen AG	1,559	393,407

Total Preferred Securities
(cost $916,163)		883,930

Total Long-Term Investment Securities
(cost $384,307,156)		410,927,577

SHORT-TERM INVESTMENT SECURITIES - 5.9%
Registered Investment Companies - 1.1%

State Street Navigator Securities Lending Prime Portfolio(3)	4,611,063	4,611,063

Time Deposits - 4.6%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/02/2015	$19,883,000	19,883,000

U.S. Government Treasuries - 0.2%

United States Treasury Bills Disc. Notes
0.00% due 03/12/2015(4)	600,000	600,000
0.01% due 03/12/2015(4)	525,000	524,999

		1,124,999

Total Short-Term Investment Securities
(cost $25,619,062)		25,619,062

TOTAL INVESTMENTS
(cost $409,926,218)(5)	100.9%	436,546,639
Liabilities in excess of other assets	(0.9)	(3,990,650)

NET ASSETS	100.0%	$432,555,989

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Illiquid security. At February 28, 2015, the aggregate value of these securities was $8,462 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	At February 28, 2015, the Fund had loaned securities with a total value of $5,519,980. This was secured by collateral of $4,611,063, which was received in cash and subsequently invested in short-term investments currently valued at $4,611,063 as reported in the portfolio of investments. Additional collateral of $1,051,629 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2015
United States Treasury Notes/Bonds	0.11% to 8.88%	05/15/2015 to 05/15/2044	$1,051,629

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 5 for cost of investments on a tax basis.

CVA	- Certification Van Aandelen (Dutch Cert.)
FDR	- Federal Depository Receipt
BR	- Bearer Shares
RSP	- Risparmio Savings Shares
SDR	- Swedish Depository Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2015	Unrealized Appreciation (Depreciation)

221	Long	S&P 500 E-Mini Index	March 2015	$22,556,180	$23,235,940	$679,760

Industry Allocation*

Medical-Drugs	5.7%
Time Deposits	4.6
Banks-Commercial	4.3
Real Estate Investment Trusts	3.0
Insurance-Life/Health	2.6
Insurance-Multi-line	2.4
Medical-Biomedical/Gene	2.1
Telephone-Integrated	2.0
Oil Companies-Exploration & Production	1.9
Food-Misc./Diversified	1.8
Cosmetics & Toiletries	1.6
Multimedia	1.5
Insurance-Property/Casualty	1.5
Applications Software	1.5
Auto-Cars/Light Trucks	1.5
Cable/Satellite TV	1.5
Transport-Rail	1.5
Electronic Components-Semiconductors	1.4
Insurance-Reinsurance	1.2
Chemicals-Diversified	1.1
Web Portals/ISP	1.1
Investment Management/Advisor Services	1.1
Diversified Banking Institutions	1.1
Commercial Services-Finance	1.1
Diversified Manufacturing Operations	1.1
Registered Investment Companies	1.1
Pipelines	1.1
Retail-Discount	1.0
Banks-Super Regional	0.9
Finance-Credit Card	0.9
Electric-Integrated	0.8
Transport-Services	0.8
Finance-Other Services	0.8
E-Commerce/Products	0.8
Beverages-Non-alcoholic	0.8
Chemicals-Specialty	0.8
Oil-Field Services	0.7
Enterprise Software/Service	0.7
Medical-HMO	0.7
Data Processing/Management	0.7
Networking Products	0.7
Food-Retail	0.7
Retail-Building Products	0.7
Consumer Products-Misc.	0.7
Telecom Services	0.7
Oil Refining & Marketing	0.7
Building & Construction Products-Misc.	0.7
Real Estate Operations & Development	0.6
Semiconductor Components-Integrated Circuits	0.6
Retail-Apparel/Shoe	0.6
Medical Products	0.6
Industrial Gases	0.6
Electric Products-Misc.	0.6
Gas-Distribution	0.6
Computer Services	0.6
Medical-Generic Drugs	0.6
Electronic Components-Misc.	0.6
Auto/Truck Parts & Equipment-Original	0.6
Real Estate Management/Services	0.5
Retail-Restaurants	0.5
Retail-Drug Store	0.5
Advertising Agencies	0.5
Internet Content-Entertainment	0.5
Investment Companies	0.5
Banks-Fiduciary	0.5
Medical-Wholesale Drug Distribution	0.5
Retail-Major Department Stores	0.5
Computers-Memory Devices	0.5
Semiconductor Equipment	0.5
Hotels/Motels	0.5
E-Commerce/Services	0.4
Apparel Manufacturers	0.4
Television	0.4
Distribution/Wholesale	0.4
Machinery-Electrical	0.4
Finance-Investment Banker/Broker	0.4
Oil Field Machinery & Equipment	0.4
Machinery-Farming	0.4
Import/Export	0.4
Building Products-Cement	0.4
Medical Instruments	0.3
Publishing-Periodicals	0.3
Building-Residential/Commercial	0.3
Machinery-Construction & Mining	0.3
Oil Companies-Integrated	0.3
Agricultural Chemicals	0.3
Instruments-Scientific	0.3
Soap & Cleaning Preparation	0.3
Consulting Services	0.3
Building-Heavy Construction	0.3
Rubber-Tires	0.3
Office Automation & Equipment	0.3
Medical-Hospitals	0.3
Public Thoroughfares	0.3
Toys	0.3
Dialysis Centers	0.3
Water	0.2
Gold Mining	0.2
Pharmacy Services	0.2
Commercial Services	0.2
Human Resources	0.2
Industrial Automated/Robotic	0.2
U.S. Government Treasuries	0.2
Athletic Footwear	0.2
Airport Development/Maintenance	0.2
Computer Aided Design	0.2
Diversified Operations/Commercial Services	0.2
Food-Catering	0.2
Satellite Telecom	0.2
Computers	0.2
Agricultural Operations	0.2
Retail-Jewelry	0.2
Food-Confectionery	0.2
Cellular Telecom	0.2
Insurance Brokers	0.2
Electronic Measurement Instruments	0.2
Audio/Video Products	0.2
Wireless Equipment	0.2
Retail-Regional Department Stores	0.2
Savings & Loans/Thrifts	0.2
Non-Hazardous Waste Disposal	0.2
Publishing-Books	0.2
Private Equity	0.2
Steel-Producers	0.2
Electric-Transmission	0.2
Computers-Integrated Systems	0.2
Aerospace/Defense-Equipment	0.2
Diversified Financial Services	0.2
Entertainment Software	0.2
Diversified Operations	0.1
Machinery-General Industrial	0.1
Food-Dairy Products	0.1
Electronic Forms	0.1
Containers-Metal/Glass	0.1
Rental Auto/Equipment	0.1

Telecommunication Equipment	0.1
Internet Security	0.1
Coatings/Paint	0.1
Engines-Internal Combustion	0.1
Auto-Heavy Duty Trucks	0.1
Publishing-Newspapers	0.1
Tools-Hand Held	0.1
Paper & Related Products	0.1
Metal-Copper	0.1
Internet Content-Information/News	0.1
Medical Labs & Testing Services	0.1
Transport-Truck	0.1
Food-Baking	0.1
Medical Information Systems	0.1
Food-Wholesale/Distribution	0.1
Security Services	0.1
Filtration/Separation Products	0.1
Office Supplies & Forms	0.1
Metal Processors & Fabrication	0.1
Chemicals-Plastics	0.1
Advertising Services	0.1
Power Converter/Supply Equipment	0.1
Retail-Pet Food & Supplies	0.1
Containers-Paper/Plastic	0.1
Finance-Consumer Loans	0.1
Optical Supplies	0.1
Finance-Mortgage Loan/Banker	0.1
Broadcast Services/Program	0.1
Web Hosting/Design	0.1
Home Decoration Products	0.1
Finance-Leasing Companies	0.1
Hazardous Waste Disposal	0.1
Recycling	0.1
Motorcycle/Motor Scooter	0.1
Retail-Bedding	0.1
Resorts/Theme Parks	0.1
Building Products-Doors & Windows	0.1
Appliances	0.1
Transactional Software	0.1
Retirement/Aged Care	0.1
Retail-Auto Parts	0.1
Textile-Products	0.1
Vitamins & Nutrition Products	0.1
Storage/Warehousing	0.1
Retail-Perfume & Cosmetics	0.1
Bicycle Manufacturing	0.1

100.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$10,009,464	$—	$0	$10,009,464
Netherlands	6,072,283	548,835	—	6,621,118
Portugal	480,146	—	8,462	488,608
Other Countries	392,924,457	—	—	392,924,457
Preferred Securities	883,930	—	—	883,930
Short-Term Investment Securities:
Registered Investment Companies	4,611,063	—	—	4,611,063
Other Short-Term Investment Securities	—	21,007,999	—	21,007,999

Total Investments at Value	$414,981,343	$21,556,834	$8,462	$436,546,639

Other Financial Instruments:†
Futures Contracts	$679,760	$—	$—	$679,760

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS - February 28, 2015 (unaudited)

Security Description	Shares/ Principal Amount(5)	Value (Note 1)
COMMON STOCKS - 70.3%
Bermuda - 0.8%

Kunlun Energy Co., Ltd.#	1,698,000	$1,674,837
Noble Group, Ltd.	3,377,000	2,415,948

		4,090,785

British Virgin Islands - 0.3%

Michael Kors Holdings, Ltd.†	24,600	1,658,286

Canada - 0.3%

Talisman Energy, Inc.#	217,000	1,688,993

China - 3.4%

China Life Insurance Co., Ltd.#	1,271,000	5,448,922
China Shenhua Energy Co., Ltd., Class H	622,000	1,632,030
China Telecom Corp., Ltd., Class H	6,646,000	4,293,104
CSR Corp., Ltd., Class H#(1)	1,633,000	2,097,099
Sinopharm Group Co., Ltd.#	626,000	2,187,344
Weichai Power Co., Ltd.#	461,000	1,881,257

		17,539,756

France - 6.4%

AXA SA	160,715	4,080,754
BNP Paribas SA	91,480	5,332,490
Cie de Saint-Gobain	74,640	3,360,665
Cie Generale des Etablissements Michelin	32,730	3,149,148
Credit Agricole SA	235,940	3,318,841
Sanofi	57,042	5,598,142
Technip SA	26,000	1,693,929
Total SA	84,350	4,552,992
Vivendi SA	71,497	1,745,390

		32,832,351

Germany - 3.4%

Deutsche Boerse AG	25,930	2,115,337
Deutsche Lufthansa AG	154,360	2,262,849
HeidelbergCement AG	27,240	2,168,251
Merck KGaA	37,840	3,904,196
Metro AG#	62,520	2,092,944
Muenchener Rueckversicherungs-Gesellschaft AG	8,880	1,843,344
Siemens AG ADR#	25,850	2,885,377

		17,272,298

Ireland - 3.4%

Actavis PLC†	27,645	8,054,647
CRH PLC	152,501	4,320,163
Medtronic PLC	64,440	4,999,900

		17,374,710

Israel - 1.0%

Teva Pharmaceutical Industries, Ltd. ADR	89,238	5,088,351

Italy - 1.6%

Eni SpA	183,342	3,422,217
Saipem SpA†#	99,556	1,023,284
UniCredit SpA	565,350	3,761,134

		8,206,635

Japan - 3.9%

ITOCHU Corp.	199,400	2,233,613
Konica Minolta, Inc.	277,700	2,832,134
Nissan Motor Co., Ltd.	520,900	5,504,014
Suntory Beverage & Food, Ltd.	89,600	3,363,043
Toyota Motor Corp. ADR	42,987	5,819,150

		19,751,954

Jersey - 0.5%

Petrofac, Ltd.	169,650	2,303,536

Netherlands - 2.7%

Akzo Nobel NV	56,930	4,230,180
ING Groep NV CVA†	262,141	3,917,675
Koninklijke Philips NV	50,066	1,499,826
QIAGEN NV†	60,672	1,525,940
TNT Express NV	405,700	2,479,286

		13,652,907

Norway - 0.6%

Telenor ASA	161,552	3,241,134

Portugal - 0.4%

Galp Energia SGPS SA	183,680	2,159,273

Russia - 0.3%

MMC Norilsk Nickel OJSC ADR	95,220	1,721,578

Singapore - 1.3%

DBS Group Holdings, Ltd.	244,095	3,505,110
Singapore Telecommunications, Ltd.	1,028,000	3,183,153

		6,688,263

South Korea - 2.7%

Hyundai Mobis	7,077	1,608,775
KB Financial Group, Inc. ADR†	41,581	1,481,531
POSCO ADR	44,000	2,668,160
Samsung Electronics Co., Ltd.	6,405	7,919,079

		13,677,545

Spain - 0.9%

Telefonica SA ADR#	284,427	4,405,774

Sweden - 0.6%

Getinge AB, Class B	110,370	3,051,492

Switzerland - 3.2%

ABB, Ltd.	110,810	2,376,949
ACE, Ltd.	17,457	1,990,272
Credit Suisse Group AG	136,940	3,342,522
Novartis AG	17,400	1,778,602
Roche Holding AG	18,980	5,152,383
Swiss Re AG	20,480	1,882,910

		16,523,638

Taiwan - 0.2%

Taiwan Semiconductor Manufacturing Co., Ltd.	252,914	1,212,022

United Kingdom - 10.2%

Aviva PLC	562,870	4,683,841
BAE Systems PLC	394,079	3,236,684
Barclays PLC	524,880	2,081,754
BP PLC	555,215	3,840,546
GlaxoSmithKline PLC	200,856	4,780,063
HSBC Holdings PLC#	502,383	4,518,066
Kingfisher PLC	458,610	2,587,125
Lloyds Banking Group PLC†	2,909,290	3,548,293

Marks & Spencer Group PLC		480,250	3,740,536
Noble Corp. PLC#		131,790	2,192,986
Rexam PLC		185,844	1,595,250
Royal Dutch Shell PLC, Class B		93,856	3,195,762
Serco Group PLC#		223,500	767,393
Sky PLC		203,500	3,130,740
Standard Chartered PLC		126,370	1,933,405
Tesco PLC		722,530	2,737,384
Vodafone Group PLC ADR		114,443	3,955,150

			52,524,978

United States - 22.2%

Allegheny Technologies, Inc.		113,940	3,835,220
Amgen, Inc.		39,440	6,220,477
Applied Materials, Inc.		189,550	4,748,227
Baker Hughes, Inc.		26,480	1,655,265
Bank of New York Mellon Corp.		94,460	3,697,164
Capital One Financial Corp.		35,580	2,800,502
Chesapeake Energy Corp.		94,610	1,578,095
Chevron Corp.		16,810	1,793,291
Cisco Systems, Inc.		71,210	2,101,407
Citigroup, Inc.		106,420	5,578,536
Comcast Corp., Special Class A		98,155	5,785,746
CVS Health Corp.		54,550	5,666,108
General Motors Co.		73,240	2,732,584
Gilead Sciences, Inc.†		66,520	6,886,816
Halliburton Co.		87,090	3,739,645
Isis Pharmaceuticals, Inc.†#		38,650	2,649,844
JPMorgan Chase & Co.		92,800	5,686,784
Knowles Corp.†#		144,410	2,765,452
Macy’s, Inc.		83,730	5,335,276
Merck & Co., Inc.		28,650	1,677,171
Microsoft Corp.		156,634	6,868,401
Morgan Stanley		120,450	4,310,905
News Corp., Class A†		161,583	2,791,346
Pfizer, Inc.		155,829	5,348,051
Stanley Black & Decker, Inc.		33,870	3,330,776
Target Corp.		23,723	1,822,638
Twenty-First Century Fox, Inc., Class A		53,467	1,871,345
United Parcel Service, Inc., Class B		17,360	1,766,033
Voya Financial, Inc.		108,440	4,791,964
Walgreens Boots Alliance, Inc.		46,620	3,873,190

			113,708,259

Total Common Stocks
(cost $292,258,225)			360,374,518

PREFERRED SECURITIES - 0.1%
Brazil - 0.1%

Petroleo Brasileiro SA ADR (cost $2,659,736)		86,473	580,234

FOREIGN GOVERNMENT OBLIGATIONS - 18.9%
Brazil - 2.3%

Brazil Letras do Tesouro Nacional Bills zero coupon due 10/01/2015	BRL	1,010,000	330,969
Brazil Letras do Tesouro Nacional Bills zero coupon due 07/01/2016	BRL	300,000	89,752
Brazil Letras do Tesouro Nacional Bills zero coupon due 10/01/2016	BRL	950,000	275,683
Brazil Notas de Tesouro Nacional Bills zero coupon due 01/01/2016	BRL	2,510,000	797,413
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2015(2)	BRL	6,710,211	2,434,444
Brazil Notas do Tesouro Nacional Notes 6.00% due 08/15/2016(2)	BRL	1,183,553	419,520
Brazil Notas do Tesouro Nacional Bonds 6.00% due 08/15/2018(2)	BRL	4,243,410	1,502,308
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2045(2)	BRL	12,142,287	4,320,442
Brazil Notas do Tesouro Nacional Senior Notes 10.00% due 01/01/2017	BRL	5,200,000	1,782,407

			11,952,938

Canada - 0.0%

Government of Canada Bonds 1.50% due 08/01/2015	CAD	80,000	64,248

Hungary - 2.5%

Republic of Hungary Senior Bonds 3.50% due 07/18/2016	EUR	135,000	157,087
Republic of Hungary Senior Bonds 3.88% due 02/24/2020	EUR	495,000	618,291
Republic of Hungary Bonds 4.00% due 04/25/2018	HUF	60,440,000	236,475
Republic of Hungary Senior Bonds 4.38% due 07/04/2017	EUR	685,000	824,137
Republic of Hungary Bonds 5.50% due 12/22/2016	HUF	240,700,000	951,570
Republic of Hungary Bonds 5.50% due 12/20/2018	HUF	167,520,000	695,289
Republic of Hungary Bonds 5.50% due 06/24/2025	HUF	151,220,000	684,903
Republic of Hungary Senior Bonds 5.75% due 06/11/2018	EUR	2,165,000	2,774,768
Republic of Hungary Bonds 6.00% due 11/24/2023	HUF	29,180,000	133,498

Republic of Hungary Senior Bonds 6.25% due 01/29/2020		910,000	1,044,225
Republic of Hungary Senior Bonds 6.38% due 03/29/2021#		400,000	467,904
Republic of Hungary Bonds 6.50% due 06/24/2019	HUF	155,700,000	675,252
Republic of Hungary Bonds 6.75% due 02/24/2017	HUF	633,000,000	2,576,626
Republic of Hungary Bonds 6.75% due 11/24/2017	HUF	128,040,000	538,075
Republic of Hungary Bonds 7.00% due 06/24/2022	HUF	50,400,000	237,264

			12,615,364

Indonesia - 0.7%

Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	11,190,000,000	949,328
Republic of Indonesia Senior Bonds 8.38% due 03/15/2034	IDR	8,380,000,000	718,054
Republic of Indonesia Senior Bonds 9.00% due 09/15/2018	IDR	2,780,000,000	229,605
Republic of Indonesia Senior Bonds 11.00% due 11/15/2020	IDR	13,282,000,000	1,226,466
Republic of Indonesia Senior Bonds 12.80% due 06/15/2021	IDR	6,847,000,000	687,878

			3,811,331

Ireland - 1.1%

Republic of Ireland Bonds 5.40% due 03/13/2025	EUR	3,654,220	5,855,282

Malaysia - 0.6%

Government of Malaysia Senior Notes 3.17% due 07/15/2016	MYR	140,000	38,789
Government of Malaysia Senior Notes 3.20% due 10/15/2015	MYR	3,460,000	960,812
Government of Malaysia Senior Bonds 3.81% due 02/15/2017	MYR	3,115,000	870,489
Government of Malaysia Senior Notes 3.84% due 08/12/2015	MYR	2,465,000	686,248
Government of Malaysia Senior Notes 4.72% due 09/30/2015	MYR	1,342,000	375,437

			2,931,775

Mexico - 3.0%

United Mexican States Bonds 2.50% due 12/10/2020(2)	MXN	2,209,350	150,155
United Mexican States Bonds 3.50% due 12/14/2017(2)	MXN	4,238,991	300,975
United Mexican States Bonds 4.00% due 06/13/2019(2)	MXN	2,833,041	206,001
United Mexican States Bonds 5.00% due 06/16/2016(2)	MXN	4,429,270	312,158
United Mexican States Bonds 6.00% due 06/18/2015	MXN	80,372,000	5,429,007
United Mexican States Bonds 6.25% due 06/16/2016	MXN	7,887,000	545,357
United Mexican States Bonds 7.25% due 12/15/2016	MXN	27,746,000	1,965,489
United Mexican States Bonds 7.75% due 12/14/2017	MXN	19,000,000	1,382,102
United Mexican States Bonds 8.00% due 12/17/2015	MXN	75,395,000	5,232,097

			15,523,341

Philippines - 0.1%

Republic of the Philippines Senior Notes 1.63% due 04/25/2016	PHP	13,650,000	306,786

Poland - 2.6%

Government of Poland Bonds zero coupon due 01/25/2016	PLN	14,052,000	3,736,611
Government of Poland FRS Bonds 2.01% due 01/25/2017	PLN	1,357,000	366,665
Government of Poland FRS Bonds 2.01% due 01/25/2021	PLN	1,376,000	368,866
Government of Poland Bonds 4.75% due 10/25/2016	PLN	17,245,000	4,886,003
Government of Poland Bonds 4.75% due 04/25/2017	PLN	30,000	8,626
Government of Poland Bonds 5.00% due 04/25/2016	PLN	9,015,000	2,522,989

Government of Poland Bonds 6.25% due 10/24/2015	PLN	5,902,000	1,638,998

			13,528,758

Portugal - 0.6%

Republic of Portugal Obrigacoes Do Tesouro Bonds 3.88% due 02/15/2030*	EUR	2,140,000	2,873,819
Republic of Portugal Obrigacoes Do Tesouro Senior Notes 4.95% due 10/25/2023*	EUR	15,000	21,304
Republic of Portugal Obrigacoes Do Tesouro Senior Notes 5.65% due 02/15/2024*	EUR	37,400	55,605

			2,950,728

Russia - 0.3%

Russian Federation Senior Bonds 7.50% due 03/31/2030*#(3)		1,412,180	1,512,515

Serbia - 0.1%

Republic of Serbia Senior Notes 5.25% due 11/21/2017*		270,000	283,406
Republic of Serbia Senior Notes 7.25% due 09/28/2021*		280,000	327,650

			611,056

Singapore - 0.1%

Republic of Singapore Senior Notes 1.13% due 04/01/2016	SGD	610,000	448,560

Slovenia - 0.2%

Republic of Slovenia Senior Notes 5.50% due 10/26/2022*		690,000	791,057
Republic of Slovenia Bonds 5.85% due 05/10/2023*		240,000	282,000

			1,073,057

South Korea - 4.1%

Bank of Korea Senior Notes 2.46% due 08/02/2016	KRW	1,376,500,000	1,261,730
Bank of Korea Senior Notes 2.78% due 02/02/2016	KRW	297,530,000	273,005
Bank of Korea Senior Notes 2.79% due 06/02/2016	KRW	7,413,000,000	6,818,515
Bank of Korea Senior Notes 2.80% due 08/02/2015	KRW	2,887,440,000	2,639,508
Bank of Korea Senior Notes 2.80% due 04/02/2016	KRW	2,468,200,000	2,267,785
Bank of Korea Senior Notes 2.81% due 10/02/2015	KRW	60,000,000	54,923
Bank of Korea Senior Notes 2.90% due 12/02/2015	KRW	3,729,700,000	3,420,813
Republic of South Korea Senior Notes 2.75% due 12/10/2015	KRW	1,530,800,000	1,402,691
Republic of South Korea Senior Notes 2.75% due 06/10/2016	KRW	1,259,500,000	1,157,939
Republic of South Korea Senior Notes 3.00% due 12/10/2016	KRW	1,345,300,000	1,246,621
Republic of South Korea Senior Notes 3.25% due 06/10/2015	KRW	314,300,000	287,314

			20,830,844

Ukraine - 0.6%

Government of Ukraine Senior Bonds 7.50% due 04/17/2023#*		600,000	252,000
Government of Ukraine Senior Notes 7.80% due 11/28/2022*		1,280,000	539,034
Government of Ukraine Senior Notes 7.95% due 02/23/2021*		770,000	327,404
Government of Ukraine Senior Notes 9.25% due 07/24/2017#*		4,420,000	1,880,710

			2,999,148

Total Foreign Government Obligations
(cost $109,619,579)			97,015,731

Total Long-Term Investment Securities
(cost $404,537,540)			457,970,483

SHORT-TERM INVESTMENT SECURITIES - 13.7%
Foreign Government Obligations - 2.8%

Bank Negara Malaysia Monetary Notes
2.88% due 04/16/2015	MYR	260,000	71,887
2.89% due 03/05/2015	MYR	80,000	22,191
2.91% due 03/12/2015	MYR	30,000	8,317
2.91% due 03/24/2015	MYR	10,000	2,770
2.91% due 04/16/2015	MYR	40,000	11,059
2.92% due 03/05/2015	MYR	140,000	38,834
2.93% due 03/12/2015	MYR	310,000	85,942
3.00% due 05/05/2015	MYR	185,000	51,036
3.01% due 03/05/2015	MYR	130,000	36,059
3.04% due 03/03/2015	MYR	750,000	208,068
3.05% due 08/04/2015	MYR	100,000	27,359
3.07% due 04/16/2015	MYR	50,000	13,821
3.07% due 05/19/2015	MYR	540,000	148,790
3.07% due 07/16/2015	MYR	1,860,000	509,807
3.08% due 04/28/2015	MYR	100,000	27,615
3.09% due 07/16/2015	MYR	1,740,000	476,916
3.10% due 06/03/2015	MYR	10,000	2,752
3.10% due 06/30/2015	MYR	20,000	5,490
3.12% due 05/19/2015	MYR	50,000	13,777
3.12% due 06/03/2015	MYR	70,000	19,261
3.12% due 06/16/2015	MYR	180,000	49,471
3.14% due 08/11/2015	MYR	460,000	125,780
3.15% due 06/30/2015	MYR	10,000	2,745
3.19% due 04/23/2015	MYR	150,000	41,431
3.19% due 06/04/2015	MYR	320,000	88,044
3.19% due 06/18/2015	MYR	80,000	21,987
3.19% due 06/30/2015	MYR	380,000	104,307
3.20% due 03/12/2015	MYR	50,000	13,860
3.20% due 03/17/2015	MYR	120,000	33,250
3.20% due 04/07/2015	MYR	40,000	11,063
3.20% due 04/23/2015	MYR	50,000	13,810
3.20% due 06/03/2015	MYR	60,000	16,510
3.20% due 06/18/2015	MYR	40,000	10,994
3.20% due 06/30/2015	MYR	100,000	27,449
3.20% due 08/18/2015	MYR	960,000	262,329
3.20% due 09/22/2015	MYR	60,000	16,342
3.20% due 10/01/2015	MYR	670,000	182,337
3.20% due 11/03/2015	MYR	140,000	37,979
3.21% due 08/18/2015	MYR	80,000	21,861
3.21% due 11/12/2015	MYR	160,000	43,375
3.22% due 06/30/2015	MYR	170,000	46,663
3.23% due 05/19/2015	MYR	865,000	238,339
3.23% due 11/24/2015	MYR	120,000	32,493
3.27% due 03/24/2015	MYR	1,090,000	301,827
3.28% due 10/27/2015	MYR	280,000	76,010
3.28% due 11/03/2015	MYR	570,000	154,629
3.30% due 08/11/2015	MYR	60,000	16,406
3.32% due 05/28/2015	MYR	150,000	41,297
3.34% due 03/05/2015	MYR	140,000	38,832
3.34% due 06/30/2015	MYR	150,000	41,174
3.35% due 05/28/2015	MYR	950,000	261,547
3.35% due 06/04/2015	MYR	440,000	121,061
3.35% due 07/16/2015	MYR	350,000	95,931
3.37% due 08/11/2015	MYR	500,000	136,718
3.37% due 09/08/2015	MYR	550,000	150,001

3.38% due 04/23/2015	MYR	770,000	212,615
3.40% due 05/28/2015	MYR	250,000	68,828
3.40% due 08/11/2015	MYR	360,000	98,437

			5,039,483

Bank of Korea
2.66% due 6/9/2015	KRW	328,200,000	299,549

Government of Canada
0.87% due 03/12/2015	CAD	20,000	15,995
0.88% due 03/12/2015	CAD	10,000	7,997
0.90% due 04/23/2015	CAD	300,000	239,668

			263,660

Government of Malaysia
3.13% due 08/14/2015	MYR	300,000	82,008
3.20% due 05/13/2015	MYR	470,000	129,566
3.22% due 08/14/2015	MYR	480,000	131,213
3.25% due 01/22/2016	MYR	30,000	8,075

			350,862

Republic of Indonesia
5.74% due 05/04/2015	IDR	82,000,000	6,279
6.19% due 02/04/2016	IDR	1,150,000,000	83,725
6.28% due 02/04/2016	IDR	460,000,000	33,490
6.44% due 01/07/2016	IDR	2,610,000,000	191,191

			314,685

Republic of Singapore
0.63% due 05/04/2015	SGD	1,400,000	1,025,957
0.67% due 04/10/2015	SGD	130,000	95,318
0.74% due 04/06/2015	SGD	480,000	351,947

			1,473,222

Republic of the Philippines
1.36% due 05/06/2015	PHP	2,980,000	67,329
1.36% due 11/04/2015	PHP	3,460,000	77,324
1.40% due 06/03/2015	PHP	4,530,000	102,244
1.42% due 08/05/2015	PHP	4,650,000	104,507
1.43% due 12/02/2015	PHP	8,560,000	191,013
1.43% due 02/03/2016	PHP	6,430,000	143,007
1.49% due 10/07/2015	PHP	11,090,000	248,216

			933,641

United Mexican States
0.19% due 03/19/2015	MXN	946,000	63,281
0.19% due 04/01/2015	MXN	1,347,900	90,071
0.32% due 04/16/2015	MXN	573,500	38,275
0.55% due 05/28/2015	MXN	326,800	21,729
0.65% due 07/23/2015	MXN	4,251,000	281,205
0.70% due 06/25/2015	MXN	2,353,800	156,110
0.71% due 06/11/2015	MXN	1,905,700	126,552
0.71% due 06/25/2015	MXN	900,000	59,690
0.72% due 04/16/2015	MXN	17,074,600	1,139,443
0.78% due 06/25/2015	MXN	132,700	8,801
1.19% due 09/17/2015	MXN	9,012,000	593,135
2.03% due 10/01/2015	MXN	352,100	23,143
2.11% due 07/23/2015	MXN	514,000	34,001
2.61% due 09/17/2015	MXN	14,635,400	963,245
2.66% due 05/28/2015	MXN	31,600	2,101
2.69% due 11/12/2015	MXN	234,800	15,371
2.70% due 05/28/2015	MXN	459,500	30,552
2.85% due 10/01/2015	MXN	9,756,900	641,318
2.95% due 04/01/2015	MXN	6,334,000	423,051
3.01% due 09/17/2015	MXN	685,000	45,084
3.19% due 12/10/2015	MXN	484,600	31,637
3.28% due 01/07/2016	MXN	9,447,000	615,038
3.64% due 04/01/2015	MXN	1,110,000	74,133

			5,476,965

Total Foreign Government Obligations
(cost $15,054,340)			14,152,067

Registered Investment Companies - 4.8%
State Street Navigator Securities Lending Prime Portfolio(4)	24,649,215	24,649,215

Time Deposits - 3.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/02/2015	$17,192,000	17,192,000

U.S. Government Agencies - 2.7%
Federal Home Loan Bank Disc. Notes 0.01% due 03/02/2015	14,000,000	14,000,000

Total Short-Term Investment Securities
(cost $70,895,555)		69,993,282

TOTAL INVESTMENTS
(cost $475,433,095)(6)	103.0%	527,963,765
Liabilities in excess of other assets	(3.0)	(15,232,727)

NET ASSETS	100.0%	$512,731,038

#	The security or a portion thereof is out on loan
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2015, the aggregate value of these securities was $9,146,504 representing 1.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At February 28, 2015, the aggregate value of these securities was $2,097,099 representing 0.4% of net assets.
(2)	Principal amount of security is adjusted for inflation.
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of February 28, 2015.
(4)	At February 28, 2015, the Fund had loaned securities with a total value of $24,097,424. This was secured by collateral of $24,649,215, which was received in cash and subsequently invested in short-term investments currently valued at $24,649,215 as reported in the portfolio of investments. Additional collateral of $333,130 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2015
United States Treasury Bills	zero coupon	11/12/2015 to 01/07/2016	$3,257
United States Treasury Notes/Bonds	zero coupon to 6.00%	03/31/2015 to 02/15/2044	329,873

(5)	Denominated in United States Dollars unless otherwise indicated.
(6)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

BRL - Brazilian Real

CAD - Canadian Dollar

CVA - Certification Van Aandelen (Dutch Cert.)

EUR - Euro Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

PHP - Philippine Peso

PLN - Polish Zloty

SGD - Singapore Dollar

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at February 28, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	214,699	USD	245,150	02/26/2016	$3,141	$—
	JPY	56,856,800	USD	560,000	05/18/2015	84,236	—
	JPY	57,192,125	USD	565,000	05/19/2015	86,424	—

						173,801	—

Barclays Investments, Inc.	EUR	709,208	USD	974,359	03/09/2015	180,665	—
	EUR	130,161	USD	181,510	03/17/2015	35,830	—
	EUR	72,605	USD	101,102	03/23/2015	19,836	—
	EUR	188,102	USD	259,289	04/02/2015	48,723	—
	EUR	453,864	USD	628,992	05/05/2015	120,712	—
	EUR	154,000	USD	210,342	07/16/2015	37,686	—
	EUR	453,000	USD	608,957	08/05/2015	100,908	—
	EUR	214,240	USD	285,073	08/26/2015	44,713	—
	EUR	54,521	USD	70,952	09/21/2015	9,751	—
	EUR	131,194	USD	169,159	09/24/2015	21,880	—
	EUR	391,113	USD	496,702	10/27/2015	57,310	—
	EUR	1,007,000	USD	1,256,927	11/13/2015	125,189	—
	EUR	2,163,000	USD	2,559,852	01/19/2016	124,448	—
	EUR	181,000	USD	211,245	01/21/2016	7,438	—
	EUR	664,629	USD	754,600	01/27/2016	6,092	—
	EUR	1,629,000	USD	1,851,407	02/11/2016	16,010	—
	EUR	1,014,686	USD	1,157,889	02/26/2016	14,134	—
	JPY	40,123,600	USD	392,374	03/09/2015	56,944	—
	JPY	57,347,500	USD	565,000	05/19/2015	85,124	—
	JPY	65,630,000	USD	642,754	06/10/2015	93,408	—
	JPY	39,800,000	USD	369,627	10/13/2015	35,756	—
	JPY	557,000,000	USD	4,938,381	11/06/2015	263,463	—
	JPY	24,850,000	USD	210,162	12/22/2015	1,354	—
	JPY	39,140,000	USD	333,126	01/15/2016	4,002	—
	JPY	116,230,000	USD	996,177	02/09/2016	18,064	—
	JPY	22,560,000	USD	191,151	02/25/2016	1,208	—
	JPY	45,070,000	USD	379,713	02/26/2016	237	—
	USD	122,507	CLP	77,400,000	05/06/2015	2,274	—
	USD	352,455	CLP	200,300,000	06/04/2015	—	(30,403)
	USD	973,104	SGD	1,318,751	08/12/2015	—	(8,387)
	USD	357,749	SGD	485,000	08/17/2015	—	(2,977)

						1,533,159	(41,767)

Citibank N.A.	EUR	795,744	USD	1,101,330	03/10/2015	210,781	—
	EUR	89,576	USD	124,985	03/17/2015	24,730	—
	EUR	134,537	USD	181,481	07/28/2015	30,615	—
	EUR	124,811	USD	166,914	08/10/2015	26,924	—
	EUR	157,344	USD	202,927	09/28/2015	26,276	—
	EUR	735,500	USD	935,482	10/15/2015	109,417	—
	EUR	1,203,000	USD	1,429,405	01/13/2016	75,141	—
	EUR	375,660	USD	445,326	01/15/2016	22,406	—
	JPY	57,279,600	USD	565,000	05/19/2015	85,692	—
	JPY	32,100,000	USD	314,299	06/09/2015	45,615	—
	JPY	79,600,000	USD	778,393	06/10/2015	112,113	—
	JPY	72,889,000	USD	721,231	07/24/2015	110,701	—
	JPY	80,345,200	USD	785,196	08/05/2015	112,086	—
	JPY	44,980,000	USD	377,422	08/17/2015	520	—
	JPY	161,237,200	USD	1,410,662	11/12/2015	57,219	—
	JPY	38,770,000	USD	328,337	12/22/2015	2,562	—
	JPY	90,060,000	USD	757,513	02/16/2016	—	(533)

	USD	521,312	CLP	327,410,000	03/12/2015	8,911	—
	USD	148,199	INR	9,291,000	05/11/2015	—	(235)
	USD	253,960	CLP	159,543,000	05/18/2015	2,963	—

						1,064,672	(768)

Deutsche Bank AG	CLP	144,743,000	USD	231,960	03/02/2015	—	(2,615)
	CLP	171,950,000	USD	277,339	03/03/2015	—	(1,328)
	EUR	1,270,000	USD	1,743,647	03/09/2015	322,355	—
	EUR	2,670,185	SEK	23,782,000	03/24/2015	—	(135,632)
	EUR	234,000	USD	322,253	03/26/2015	60,328	—
	EUR	36,531	USD	50,285	03/31/2015	9,392	—
	EUR	630,927	USD	870,454	04/07/2015	164,137	—
	EUR	133,071	USD	183,674	04/13/2015	34,691	—
	EUR	3,374,721	MYR	14,333,653	04/14/2015	184,168	—
	EUR	336,030	MYR	1,491,000	07/20/2015	32,352	—
	EUR	381,624	MYR	1,683,000	07/22/2015	33,836	—
	EUR	133,000	USD	180,335	07/22/2015	31,208	—
	EUR	120,000	USD	162,562	07/23/2015	28,009	—
	EUR	496,080	MYR	2,164,000	07/27/2015	37,214	—
	EUR	316,000	USD	426,145	07/27/2015	71,798	—
	EUR	80,784	USD	106,847	08/31/2015	16,206	—
	EUR	746,000	USD	932,425	11/18/2015	93,922	—
	EUR	137,755	USD	172,201	11/19/2015	17,361	—
	EUR	122,735	USD	153,005	11/30/2015	15,014	—
	EUR	2,501,000	USD	2,955,932	01/19/2016	139,961	—
	EUR	1,083,000	USD	1,235,649	01/29/2016	15,899	—
	EUR	1,190,000	USD	1,352,197	02/03/2016	11,738	—
	JPY	23,100,000	USD	226,160	06/11/2015	32,802	—
	JPY	43,210,000	USD	424,335	06/22/2015	62,584	—
	JPY	58,120,000	USD	499,807	07/21/2015	13,008	—
	JPY	39,300,000	USD	365,208	10/13/2015	35,531	—
	JPY	762,755,000	USD	6,650,290	11/16/2015	247,095	—
	JPY	686,286,000	USD	5,917,279	11/18/2015	155,781	—
	JPY	43,140,000	USD	369,286	12/21/2015	6,803	—
	MYR	394,093	USD	109,999	04/16/2015	1,073	—
	MYR	1,043,400	USD	288,878	07/08/2015	2,343	—
	MYR	3,540,000	USD	977,226	07/15/2015	5,551	—
	MYR	1,621,000	USD	447,308	07/20/2015	2,522	—
	MYR	2,557,000	USD	705,496	07/22/2015	3,978	—
	MYR	3,109,000	USD	857,490	07/27/2015	4,823	—
	MYR	1,259,000	USD	345,746	10/26/2015	2,437	—
	MYR	810,160	USD	222,126	11/19/2015	1,522	—
	SEK	23,782,000	EUR	2,503,474	03/24/2015	—	(50,970)
	USD	231,267	CLP	144,743,000	03/02/2015	3,308	—
	USD	296,773	CLP	171,950,000	03/03/2015	—	(18,106)
	USD	1,505,661	EUR	1,270,000	03/09/2015	—	(84,370)
	USD	86,725	INR	5,431,000	03/09/2015	1,033	—
	USD	312,786	CLP	184,040,000	03/13/2015	—	(14,767)
	USD	101,185	CLP	64,045,000	03/17/2015	2,491	—
	USD	100,685	CLP	63,250,000	03/18/2015	1,696	—
	USD	132,942	CLP	82,650,000	03/26/2015	754	—
	USD	508,046	CLP	316,693,000	04/06/2015	3,786	—
	USD	500,825	INR	31,543,000	04/15/2015	4,565	—
	USD	118,989	MYR	394,093	04/16/2015	—	(10,064)
	USD	1,041,162	INR	65,614,000	04/20/2015	8,831	—
	USD	168,496	INR	10,622,000	04/22/2015	1,400	—
	USD	43,164	CLP	26,770,000	04/24/2015	38	—
	USD	254,601	INR	15,966,000	04/27/2015	458	—
	USD	326,618	INR	20,324,759	04/30/2015	—	(2,167)
	USD	195,188	CLP	123,525,000	05/05/2015	3,972	—
	USD	628,065	INR	39,235,750	05/05/2015	—	(2,470)
	USD	84,484	INR	5,308,000	05/12/2015	31	—
	USD	100,668	CLP	64,045,000	05/18/2015	2,468	—
	USD	100,158	CLP	63,250,000	05/19/2015	1,688	—
	USD	897,747	SGD	1,121,600	05/19/2015	—	(76,257)
	USD	209,183	INR	13,258,000	05/25/2015	1,370	—
	USD	42,876	CLP	26,660,000	05/26/2015	25	—
	USD	113,474	SGD	147,250	05/28/2015	—	(5,640)
	USD	239,415	CLP	150,532,000	05/29/2015	2,751	—
	USD	280,011	INR	17,617,391	05/29/2015	—	(447)
	USD	117,307	SGD	147,250	05/29/2015	—	(9,475)
	USD	622,673	SGD	816,200	06/23/2015	—	(25,176)
	USD	288,352	MYR	1,043,400	07/08/2015	—	(1,816)
	USD	1,092,593	MYR	3,540,000	07/15/2015	—	(120,918)
	USD	496,554	MYR	1,621,000	07/20/2015	—	(51,768)
	USD	786,164	MYR	2,557,000	07/22/2015	—	(84,647)
	USD	961,318	MYR	3,109,000	07/27/2015	—	(108,652)
	USD	501,285	SGD	624,000	08/07/2015	—	(44,773)
	USD	916,166	SGD	1,242,000	08/12/2015	—	(7,595)
	USD	266,574	SGD	363,500	08/24/2015	—	(704)
	USD	346,018	SGD	471,000	08/26/2015	—	(1,531)
	USD	260,988	CLP	156,410,000	08/27/2015	—	(11,337)
	USD	598,184	CLP	362,260,000	09/08/2015	—	(20,565)
	USD	310,251	CLP	189,160,000	09/09/2015	—	(8,664)
	USD	377,817	MYR	1,259,000	10/26/2015	—	(34,508)
	USD	237,055	MYR	810,160	11/19/2015	—	(16,451)

						1,938,107	(953,413)

Goldman Sachs International	EUR	316,000	USD	426,331	07/27/2015	71,985	—
	EUR	849,000	USD	975,442	02/17/2016	18,702	—
	JPY	11,563,000	USD	97,648	01/08/2016	437	—
	JPY	45,170,000	USD	383,027	02/17/2016	2,814	—

						93,938	—

HSBC Bank PLC	EUR	1,338,757	MYR	5,686,371	04/14/2015	73,111	—
	EUR	1,058,658	USD	1,378,733	06/08/2015	192,586	—
	EUR	686,000	USD	920,629	08/04/2015	151,279	—
	EUR	1,719,516	KRW	2,228,406,400	09/30/2015	86,726	—
	EUR	372,921	USD	459,395	12/09/2015	40,015	—
	EUR	235,000	USD	266,899	02/10/2016	2,132	—
	INR	10,553,250	USD	170,351	03/03/2015	—	(400)
	JPY	57,393,500	USD	565,000	05/19/2015	84,739	—
	JPY	48,100,000	USD	470,908	06/09/2015	68,301	—
	JPY	69,900,000	USD	684,827	06/10/2015	99,740	—
	JPY	78,700,000	USD	730,411	10/09/2015	70,275	—
	JPY	43,210,000	USD	369,474	12/21/2015	6,403	—
	JPY	67,990,000	USD	577,170	02/12/2016	4,959	—
	MYR	883,000	USD	243,997	07/31/2015	1,894	—
	MYR	1,800,000	USD	496,977	08/12/2015	3,857	—
	MYR	1,680,000	USD	461,424	10/23/2015	3,234	—
	MYR	840,371	USD	230,751	10/26/2015	1,595	—
	MYR	483,000	USD	132,405	11/20/2015	893	—
	USD	167,664	INR	10,553,250	03/03/2015	3,086	—
	USD	1,121,466	MXN	14,850,450	03/10/2015	—	(127,110)
	USD	833,518	SGD	1,053,000	03/16/2015	—	(61,151)
	USD	629,452	INR	39,026,000	03/30/2015	—	(1,800)
	USD	169,245	INR	10,553,250	05/05/2015	—	(978)
	USD	537,028	INR	33,693,000	05/11/2015	—	(451)
	USD	91,249	INR	5,733,000	05/12/2015	34	—
	USD	229,487	INR	14,470,000	05/13/2015	863	—
	USD	168,005	INR	10,553,250	06/03/2015	—	(706)
	USD	496,233	SGD	652,000	06/22/2015	—	(18,931)
	USD	271,843	MYR	883,000	07/31/2015	—	(29,740)
	USD	462,188	SGD	624,000	08/11/2015	—	(5,701)
	USD	548,062	MYR	1,800,000	08/12/2015	—	(54,942)
	USD	267,658	SGD	363,500	08/17/2015	—	(1,762)
	USD	267,658	SGD	363,500	08/18/2015	—	(1,766)
	USD	687,005	SGD	867,000	09/21/2015	—	(53,086)
	USD	502,437	MYR	1,680,000	10/23/2015	—	(44,247)
	USD	252,212	MYR	840,371	10/26/2015	—	(23,057)
	USD	140,944	MYR	483,000	11/20/2015	—	(9,432)

						895,722	(435,260)

JPMorgan Chase & Co.	EUR	729,000	USD	1,010,430	04/14/2015	194,248	—
	EUR	701,089	USD	879,934	05/20/2015	94,629	—
	EUR	2,584,781	MYR	11,097,756	07/14/2015	148,559	—
	EUR	496,194	MYR	2,164,000	07/30/2015	36,935	—
	EUR	686,000	USD	922,300	07/31/2015	153,001	—
	EUR	112,835	USD	149,447	08/27/2015	22,853	—
	EUR	1,070,000	USD	1,392,177	09/08/2015	191,426	—
	EUR	2,711,072	USD	3,207,394	01/15/2016	155,255	—
	EUR	2,541,126	MYR	11,153,000	01/19/2016	165,294	—
	EUR	2,153,000	USD	2,544,092	01/19/2016	119,948	—
	EUR	375,660	USD	438,132	01/22/2016	15,125	—
	EUR	2,174,000	USD	2,544,947	01/25/2016	96,725	—
	JPY	64,760,000	USD	633,895	06/11/2015	91,823	—
	JPY	27,300,000	USD	268,382	06/17/2015	39,847	—
	JPY	112,000,000	USD	1,107,650	07/24/2015	169,521	—
	JPY	39,100,000	USD	386,899	07/27/2015	59,376	—

	JPY	158,200,000	USD	1,460,420	10/07/2015	133,494	—
	JPY	52,770,000	USD	499,257	10/19/2015	56,527	—
	JPY	99,670,000	USD	942,729	10/20/2015	106,499	—
	JPY	56,320,000	USD	494,851	11/12/2015	22,095	—
	JPY	25,450,000	USD	215,795	01/15/2016	1,788	—
	JPY	52,770,000	USD	454,176	01/20/2016	10,370	—
	JPY	116,200,000	USD	996,100	02/08/2016	18,269	—
	JPY	116,480,000	USD	997,987	02/09/2016	17,769	—
	JPY	67,952,000	USD	576,859	02/12/2016	4,969	—
	JPY	45,100,000	USD	380,599	02/16/2016	986	—
	JPY	45,120,000	USD	381,925	02/17/2016	2,132	—
	MYR	555,400	USD	154,923	04/08/2015	1,303	—
	MYR	2,432,356	USD	674,287	06/16/2015	5,307	—
	MYR	3,269,000	USD	902,889	07/30/2015	6,527	—
	MYR	1,342,000	USD	370,626	07/31/2015	2,674	—
	MYR	200,000	USD	55,127	08/27/2015	392	—
	MYR	916,000	USD	251,503	10/20/2015	1,636	—
	MYR	833,000	USD	228,564	10/30/2015	1,472	—
	MYR	389,000	USD	106,206	01/11/2016	601	—
	USD	129,295	INR	8,121,000	03/13/2015	1,813	—
	USD	176,107	CLP	105,590,000	03/20/2015	—	(5,220)
	USD	130,137	INR	8,121,000	03/20/2015	764	—
	USD	154,664	MYR	555,400	04/08/2015	—	(1,044)
	USD	865,304	EUR	729,000	04/14/2015	—	(49,122)
	USD	128,761	INR	8,121,000	04/15/2015	1,356	—
	USD	183,683	INR	11,460,000	04/21/2015	—	(339)
	USD	80,920	INR	5,104,000	04/22/2015	717	—
	USD	171,170	CLP	98,979,000	04/28/2015	—	(11,492)
	USD	261,317	INR	16,267,000	04/28/2015	—	(1,514)
	USD	832,488	EUR	701,089	05/20/2015	—	(47,183)
	USD	189,996	CLP	118,700,000	05/26/2015	1,014	—
	USD	139,630	CLP	79,240,000	06/03/2015	—	(12,213)
	USD	80,793	SGD	106,000	06/15/2015	—	(3,187)
	USD	685,557	MYR	2,432,356	06/16/2015	—	(16,576)
	USD	82,292	SGD	110,000	07/23/2015	—	(1,801)
	USD	1,365,297	SGD	1,831,000	07/27/2015	—	(25,551)
	USD	166,300	CLP	96,770,000	07/30/2015	—	(11,466)
	USD	1,010,823	MYR	3,269,000	07/30/2015	—	(114,460)
	USD	413,279	MYR	1,342,000	07/31/2015	—	(45,327)
	USD	59,014	CLP	35,010,000	08/20/2015	—	(3,099)
	USD	134,169	EUR	112,835	08/27/2015	—	(7,575)
	USD	61,816	MYR	200,000	08/27/2015	—	(7,082)
	USD	53,738	CLP	32,200,000	08/28/2015	—	(2,347)
	USD	1,272,551	EUR	1,070,000	09/08/2015	—	(71,800)
	USD	273,702	MYR	916,000	10/20/2015	—	(23,835)
	USD	249,439	MYR	833,000	10/30/2015	—	(22,347)
	USD	105,235	MYR	389,000	01/11/2016	370	—

						2,155,409	(484,580)

Morgan Stanley and Co., Inc.	EUR	138,000	USD	172,686	11/16/2015	17,581	—
	EUR	43,000	USD	54,083	11/23/2015	5,746	—
	EUR	75,000	USD	93,500	11/25/2015	9,187	—
	USD	276,950	CLP	174,340,000	03/05/2015	5,544	—
	USD	135,662	CLP	84,360,000	03/20/2015	866	—
	USD	275,503	CLP	156,210,000	04/16/2015	—	(23,247)
	USD	132,958	CLP	77,900,000	05/11/2015	—	(7,429)
	USD	512,313	CLP	324,320,000	05/12/2015	10,252	—
	USD	258,240	CLP	161,400,000	05/20/2015	1,626	—
	USD	493,473	CLP	280,490,000	05/22/2015	—	(41,947)
	USD	133,684	CLP	76,300,000	06/05/2015	—	(11,016)
	USD	223,834	CLP	130,090,000	07/28/2015	—	(15,651)
	USD	109,563	CLP	65,020,000	08/18/2015	—	(5,701)
	USD	1,077,837	SGD	1,467,690	08/26/2015	—	(4,374)

						50,802	(109,365)

Standard Chartered Bank	EUR	686,000	USD	949,328	04/30/2015	181,130	—
	EUR	1,333,312	USD	1,513,589	08/26/2015	17,722	—
	EUR	195,111	USD	241,025	12/09/2015	21,607	—
	EUR	3,447,257	USD	4,094,480	01/13/2016	213,769	—
	EUR	1,210,000	USD	1,376,405	02/16/2016	12,895	—
	JPY	116,210,000	USD	996,015	02/08/2016	18,099	—

						465,222	—

UBS AG	EUR	685,000	USD	919,270	08/04/2015	151,041	—
	EUR	974,000	USD	1,214,481	11/18/2015	119,706	—

						270,747	—

Net Unrealized Appreciation (Depreciation)						$8,641,579	$(2,025,153)

Currency Legend

CLP - Chilean Peso

EUR - Euro Dollar

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MYR - Malaysian Ringgit

MXN - Mexican Peso

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

Industry Allocation*

Sovereign	18.9%
Diversified Banking Institutions	8.0
Medical-Drugs	5.4
Registered Investment Companies	4.8
Oil Companies-Integrated	3.9
Time Deposits	3.4
Medical-Biomedical/Gene	3.1
Foreign Government Obligations	2.8
Auto-Cars/Light Trucks	2.7
U.S. Government Agencies	2.7
Medical-Generic Drugs	2.6
Insurance-Multi-line	2.1
Telecom Services	2.0
Oil-Field Services	2.0
Insurance-Life/Health	2.0
Retail-Drug Store	1.9
Banks-Commercial	1.9
Cable/Satellite TV	1.7
Medical Instruments	1.6
Electronic Components-Semiconductors	1.6
Applications Software	1.3
Building Products-Cement	1.2
Retail-Regional Department Stores	1.0
Oil Companies-Exploration & Production	0.9
Food-Retail	0.9
Semiconductor Equipment	0.9
Telephone-Integrated	0.9
Transport-Services	0.9
Electronic Components-Misc.	0.8
Chemicals-Diversified	0.8
Cellular Telecom	0.8
Steel-Specialty	0.8
Insurance-Reinsurance	0.8
Retail-Major Department Stores	0.7
Banks-Fiduciary	0.7
Multimedia	0.7
Beverages-Non-alcoholic	0.7
Building & Construction Products-Misc.	0.7
Tools-Hand Held	0.7
Aerospace/Defense	0.6
Rubber-Tires	0.6
Diversified Manufacturing Operations	0.6
Photo Equipment & Supplies	0.6
Banks-Super Regional	0.6
Publishing-Newspapers	0.6
Steel-Producers	0.5
Retail-Building Products	0.5
Diversified Operations	0.5
Machinery-Electrical	0.5
Airlines	0.4
Import/Export	0.4
Oil & Gas Drilling	0.4
Medical-Wholesale Drug Distribution	0.4
Finance-Other Services	0.4
Networking Products	0.4
Machinery-General Industrial	0.4
Auto/Truck Parts & Equipment-Replacement	0.4
Retail-Discount	0.4
Metal-Diversified	0.3
Apparel Manufacturers	0.3
Coal	0.3
Auto/Truck Parts & Equipment-Original	0.3
Containers-Metal/Glass	0.3
Diagnostic Kits	0.3
Diversified Financial Services	0.3
Semiconductor Components-Integrated Circuits	0.2
Consulting Services	0.2

103.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$360,374,518	$—	$—	360,374,518
Preferred Securities	580,234	—	—	580,234
Foreign Government Obligations	—	97,015,731	—	97,015,731
Short-Term Investment Securities:
Registered Investment Companies	24,649,215	—	—	24,649,215
Other Short-Term Investment Securities	—	45,344,067	—	45,344,067

Total Investments at value	$385,603,967	$142,359,798	$—	$527,963,765

Other Financial Instruments:+
Open Forward Foreign Currency Contracts	$—	$8,641,579	$—	$8,641,579

LIABILITIES:
Other Financial Instruments:+
Open Forward Foreign Currency Contracts	$—	$2,025,153	$—	$2,025,153

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS - February 28, 2015 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 0.6%
Diversified Financial Services - 0.6%

Commercial Mtg. Pass Through Certs. VRS Series 2012-CR2, Class XA 1.90% due 08/15/2045(1)(2)	$962,241	$94,105
DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/2044*(2)	280,083	292,549
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(2)	217,000	226,139
Wells Fargo Resecuritization Trust Series 2012-IO, Class A 1.75% due 08/20/2021*(2)	114,170	114,099
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(2)	310,000	342,327

Total Asset Backed Securities
(cost $1,037,800)		1,069,219

U.S. CORPORATE BONDS & NOTES - 3.4%
Auto/Truck Parts & Equipment-Original - 0.1%

Johnson Controls, Inc. Senior Notes 5.00% due 03/30/2020	200,000	221,968

Banks-Super Regional - 0.1%

Wells Fargo & Co. Senior Notes 1.50% due 07/01/2015	237,000	237,895

Cable/Satellite TV - 0.2%

Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	200,000	225,569
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.95% due 01/15/2025	171,000	175,608

		401,177

Chemicals-Diversified - 0.1%

Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	200,000	249,822

Computers - 0.2%

Apple, Inc. Senior Notes 2.40% due 05/03/2023	227,000	224,970
Apple, Inc. Senior Notes 2.85% due 05/06/2021	151,000	156,990

		381,960

Cosmetics & Toiletries - 0.1%

Procter & Gamble Co. Senior Notes 1.90% due 11/01/2019	176,000	177,729

Diversified Banking Institutions - 0.4%

Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	162,000	178,382
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/2018	200,000	222,933
Morgan Stanley Senior Notes 3.80% due 04/29/2016	200,000	206,053

		607,368

Electric-Integrated - 0.2%

San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/2026	200,000	253,255

Finance-Credit Card - 0.1%

American Express Co. Sub. Notes 3.63% due 12/05/2024	104,000	106,285

Insurance-Reinsurance - 0.8%

Berkshire Hathaway Finance Corp. Company Guar. Notes 0.95% due 08/15/2016	1,250,000	1,256,321

Medical Instruments - 0.2%

Medtronic, Inc. Senior Notes 3.15% due 03/15/2022*	250,000	258,810

Medical-Biomedical/Gene - 0.1%

Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	144,000	150,952

Networking Products - 0.1%

Cisco Systems, Inc. Senior Notes 4.95% due 02/15/2019	200,000	225,367

Oil Companies-Exploration & Production - 0.1%

Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	116,000	119,766

Pipelines - 0.1%

Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	137,000	136,804

Real Estate Investment Trusts - 0.1%

CommonWealth REIT Senior Notes 5.75% due 11/01/2015	200,000	201,445

Retail-Drug Store - 0.2%

Walgreens Boots Alliance, Inc. Company Guar. Notes 3.80% due 11/18/2024	325,000	338,327

Telephone-Integrated - 0.1%

Verizon Communications, Inc. Senior Notes 2.50% due 09/15/2016	110,000	112,494

Transport-Rail - 0.1%

Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	89,000	89,376
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	22,794

		112,170

Total U.S. Corporate Bonds & Notes
(cost $5,384,451)		5,549,915

FOREIGN CORPORATE BONDS & NOTES - 6.6%
Banks-Commercial - 0.2%

Australia & New Zealand Banking Group, Ltd. Bonds 2.40% due 11/23/2016*	250,000	255,784

Investment Companies - 6.2%

Temasek Financial I, Ltd. Company Guar. Notes 4.50% due 09/21/2015*	10,000,000	10,212,630

Multimedia - 0.1%

Thomson Reuters Corp. Company Guar. Notes 6.50% due 07/15/2018	200,000	227,505

Oil Companies-Integrated - 0.1%

BP Capital Markets PLC Notes 2.52% due 01/15/2020	250,000	253,682

Telephone-Integrated - 0.0%

Nippon Telegraph & Telephone Corp. General Refunding Mtg. Notes 1.40% due 07/18/2017	60,000	60,086

Total Foreign Corporate Bonds & Notes
(cost $10,947,075)		11,009,687

U.S. GOVERNMENT AGENCIES - 53.8%
Federal Farm Credit Bank - 2.9%

3.35% due 10/21/2025	1,500,000	1,600,541
4.88% due 12/16/2015	2,000,000	2,073,012
4.88% due 01/17/2017	1,000,000	1,079,204

		4,752,757

Federal Home Loan Bank - 0.6%

4.75% due 09/11/2015	1,000,000	1,023,825

Federal Home Loan Mtg. Corp. - 16.9%

2.32% due 12/01/2035 FRS	22,456	24,024
3.00% due 11/01/2042	1,693,532	1,729,402
3.50% due 06/01/2033	2,621,834	2,765,174
4.50% due 09/01/2019	80,736	84,785
4.50% due 09/01/2039	1,312,679	1,426,729
4.50% due 11/01/2039	578,171	628,406
4.50% due 02/01/2040	839,332	912,347
4.50% due 04/01/2040	71,331	77,471
4.50% due 06/01/2040	206,072	224,017
4.50% due 08/01/2040	862,908	938,258
4.50% due 03/01/2041	2,460,181	2,677,107
4.50% due 04/01/2041	351,637	382,462
4.50% due 06/01/2041	633,633	689,421
4.75% due 11/17/2015	3,000,000	3,096,054
5.00% due 12/14/2018	1,000,000	1,124,695
5.00% due 10/01/2034	25,820	28,519
5.50% due 12/01/2036	28,575	31,946
6.00% due 11/01/2033	92,153	105,592
6.50% due 02/01/2032	54,596	62,218
8.00% due 02/01/2030	3,582	3,741
8.00% due 08/01/2030	377	428
8.00% due 06/01/2031	2,691	3,156
Federal Home Loan Mtg. Corp. REMIC
Series 4150, Class GE
2.00% due 01/15/2033(3)	2,469,666	2,451,511
Series 4186, Class JE
2.00% due 03/15/2033(3)	618,325	618,485
Series 3981, Class PA
3.00% due 04/15/2031(3)	583,190	596,251
Series 4150, Class IG
3.00% due 01/15/2033(1)(3)	8,080,564	944,625
Series 4365, Class HZ
3.00% due 01/15/2040(3)	712,342	691,924
Series 4057, Class WY
3.50% due 06/15/2027(3)	1,000,000	1,072,241
Series 3813, Class D
4.00% due 02/15/2026(3)	1,000,000	1,079,155
Series 3917, Class B
4.50% due 08/15/2026(3)	465,000	528,314
Series 3927, Class AY
4.50% due 09/15/2026(3)	1,494,968	1,679,807
Series 3786, Class PB
4.50% due 07/15/2040(3)	1,000,000	1,094,333
Series 4039, Class SA
6.33% due 05/15/2042 FRS(1)(3)	1,140,449	212,324

		27,984,922

Federal National Mtg. Assoc. - 27.2%

zero coupon due 10/09/2019	4,250,000	3,868,333
1.87% due 01/01/2036 FRS	18,199	19,170
1.95% due 02/01/2035 FRS	8,061	8,543
2.26% due 11/01/2034 FRS	32,330	34,465
4.00% due 09/01/2040	229,260	246,035
4.00% due 10/01/2040	249,916	268,183
4.00% due 12/01/2040	254,779	273,421
4.00% due 01/01/2041	596,127	639,766
4.00% due 02/01/2041	2,763,346	2,965,328
4.00% due 03/01/2041	3,551,510	3,810,706
4.00% due 06/01/2042	1,975,645	2,141,804
5.00% due 02/01/2019	107,986	113,951
5.00% due 12/01/2036	59,478	66,067
5.50% due 12/01/2033	77,979	88,115
5.50% due 10/01/2034	100,281	112,863
6.00% due 06/01/2035	12,978	14,723
6.00% due 08/25/2037(1)(3)	512,659	101,290
6.50% due 02/01/2017	6,387	6,601
6.50% due 07/01/2032	11,674	13,628
7.00% due 09/01/2031	25,103	28,758

11.50% due 09/01/2019	7	7
12.00% due 01/15/2016	3	3
12.50% due 09/20/2015	1	1
Federal National Mtg. Assoc.
Series 2014-M13, Class A2
3.02% due 08/25/2024 VRS(2)	1,273,000	1,309,044
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO
zero coupon due 05/18/2032(3)(4)	554,730	516,182
Series 2013-15, Class DC
2.00% due 03/25/2033(3)	1,670,909	1,663,955
Series 2011-126, Class EC
2.00% due 04/25/2040(3)	1,002,934	987,449
Series 2012-38, Class PA
2.00% due 09/25/2041(3)	3,801,330	3,649,726
Series 2013-23, Class KJ
2.25% due 05/25/2042(3)	2,576,693	2,567,760
Series 2012-93, Class ME
2.50% due 01/25/2042(3)	3,944,347	4,009,811
Series 2013-73, Class TD
2.50% due 09/25/2042(3)	1,254,885	1,259,853
Series 2013-100, Class DE
3.00% due 11/25/2030(3)	5,234,537	5,385,747
Series 2011-145, Class PB
3.50% due 01/25/2032(3)	2,500,000	2,636,507
Series 2012-50, Class VB
4.00% due 01/25/2029(3)	1,355,000	1,463,264
Series 2012-47, Class VB
4.00% due 04/25/2031(3)	2,000,000	2,170,580
Series 2004-90, Class GC
4.35% due 11/25/2034(3)	1,000,000	1,057,320
Series 2010-117, Class DY
4.50% due 10/25/2025(3)	974,930	1,086,734
Series 2010-134, Class MB
4.50% due 12/25/2040(3)	250,000	289,796
Series 2007-116, Class PB
5.50% due 08/25/2035(3)	159,558	179,685
Series 2010-28, Class SA
6.38% due 10/25/2027 FRS(1)(3)	288,333	4,782

		45,059,956

Government National Mtg. Assoc. - 5.1%

4.50% due 03/15/2038	91,250	100,056
4.50% due 03/15/2039	16,649	18,272
4.50% due 05/15/2039	456,849	501,323
4.50% due 06/15/2039	479,191	526,035
4.50% due 07/15/2039	627,431	688,717
4.50% due 09/15/2039	10,623	11,660
4.50% due 12/15/2039	264,060	290,723
4.50% due 04/15/2040	227,374	250,263
4.50% due 06/15/2040	795,502	873,062
4.50% due 08/15/2040	101,603	111,524
5.00% due 09/15/2035	3,209	3,596
5.00% due 02/15/2036	162,645	182,383
5.00% due 05/15/2036	6,882	7,672
6.00% due 01/15/2032	21,782	25,416
6.50% due 08/15/2031	63,958	73,198
7.50% due 02/15/2029	6,253	6,564
7.50% due 07/15/2030	425	486
7.50% due 01/15/2031	6,072	6,976
7.50% due 02/15/2031	1,493	1,500
Government National Mtg. Assoc. REMIC
Series 2014-58, Class EP
4.00% due 04/20/2044(3)	432,000	484,745
Series 2004-18, Class Z
4.50% due 03/16/2034(3)	659,090	726,530
Series 2008-6, Class GL
4.50% due 02/20/2038(3)	1,000,000	1,097,667
Series 2005-21, Class Z
5.00% due 03/20/2035(3)	1,135,772	1,269,668
Series 2009-91, Class PR
5.00% due 09/20/2038(3)	1,000,000	1,076,471

		8,334,507

Resolution Funding Corp - 1.1%

Resolution Funding Corp.
zero coupon due 07/15/2020 STRIPS	2,000,000	1,802,926

Total U.S. Government Agencies
(cost $86,660,534)		88,958,893

U.S. GOVERNMENT TREASURIES - 30.6%
United States Treasury Bonds - 9.7%

zero coupon due 08/15/2024 STRIPS	2,040,000	1,666,574
2.00% due 01/15/2026 TIPS(5)	2,342,954	2,779,694
3.13% due 02/15/2043	1,000,000	1,104,219
3.75% due 08/15/2041	6,000,000	7,387,500
3.88% due 08/15/2040	2,500,000	3,122,460

		16,060,447

United States Treasury Notes - 20.9%

0.63% due 10/15/2016	5,000,000	5,010,155
0.63% due 05/31/2017	4,000,000	3,990,312
1.75% due 05/15/2023	10,000,000	9,876,560
2.00% due 02/15/2022	5,000,000	5,065,235
2.50% due 08/15/2023	3,000,000	3,137,109
2.63% due 08/15/2020	3,250,000	3,424,434
4.25% due 08/15/2015	4,000,000	4,075,936

		34,579,741

Total U.S. Government Treasuries
(cost $48,146,471)		50,640,188

Total Long-Term Investment Securities
(cost $152,176,331)		157,227,902

REPURCHASE AGREEMENTS - 4.7%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 02/27/2015, to be repurchased 03/02/2015 in the amount $7,729,000 collateralized by $8,225,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $7,963,856 (cost $7,729,000)	7,729,000	7,729,000

TOTAL INVESTMENTS
(cost $159,905,331)(6)	99.7%	164,956,902
Other assets less liabilities	0.3	513,662

NET ASSETS	100.0%	$165,470,564

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2015, the aggregate value of these securities was $11,702,338 representing 7.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Interest Only
(2)	Commercial Mortgage Backed Security
(3)	Collateralized Mortgage Obligation
(4)	Principal Only
(5)	Principal amount of security is adjusted for inflation.
(6)	See Note 5 for cost of investments on a tax basis.

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal Securities

TIPS - Treasury Inflation Protected Securities

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of February 28, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$1,069,219	$—	$1,069,219
U.S. Corporate Bonds & Notes	—	5,549,915	—	5,549,915
Foreign Corporate Bonds & Notes	—	11,009,687	—	11,009,687
U.S. Government Agencies	—	88,958,893	—	88,958,893
U.S. Government Treasuries	—	50,640,188	—	50,640,188
Repurchase Agreements	—	7,729,000	—	7,729,000

Total Investments at Value	$—	$164,956,902	$—	$164,956,902

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.9%
Advertising Agencies - 1.0%

Alliance Data Systems Corp.†	28,573	$7,957,866
Omnicom Group, Inc.	26,223	2,085,778

		10,043,644

Aerospace/Defense - 3.8%

Boeing Co.	103,357	15,591,404
Lockheed Martin Corp.	88,937	17,791,847
Raytheon Co.	41,290	4,491,113
Teledyne Technologies, Inc.†	16,275	1,641,008

		39,515,372

Aerospace/Defense-Equipment - 0.1%

Astronics Corp.†	4,124	286,866
United Technologies Corp.	2,062	251,378

		538,244

Agricultural Chemicals - 0.2%

Monsanto Co.	12,965	1,561,375

Agricultural Operations - 0.3%

Andersons, Inc.	19,632	869,109
Archer-Daniels-Midland Co.	36,439	1,744,699

		2,613,808

Airlines - 0.6%

Alaska Air Group, Inc.	69,526	4,425,330
Southwest Airlines Co.	47,752	2,064,796

		6,490,126

Apparel Manufacturers - 0.1%

Michael Kors Holdings, Ltd.†	16,049	1,081,863

Appliances - 0.1%

Electrolux AB, Series B	33,610	1,097,757

Applications Software - 2.1%

Intuit, Inc.	149,134	14,559,952
Microsoft Corp.	88,517	3,881,471
NetSuite, Inc.†#	35,655	3,437,855

		21,879,278

Audio/Video Products - 0.4%

Harman International Industries, Inc.	28,817	3,976,458

Auto-Cars/Light Trucks - 0.2%

Maruti Suzuki India, Ltd.†	12,500	732,435
Peugeot SA†#	55,110	922,904

		1,655,339

Auto/Truck Parts & Equipment-Original - 0.5%

WABCO Holdings, Inc.†	43,944	5,133,978

Banks-Commercial - 0.7%

Bankia SA†	529,370	768,924
Credicorp, Ltd.	4,537	658,863
Erste Group Bank AG	28,150	737,760
Hang Seng Bank, Ltd.	22,700	412,977
HDFC Bank, Ltd.†	32,590	567,458
HDFC Bank, Ltd. ADR	1,380	85,574
ICICI Bank, Ltd. ADR	32,710	381,071
Intesa Sanpaolo SpA	486,210	1,623,575
Skandinaviska Enskilda Banken AB, Class A	83,150	1,049,224
Zions Bancorporation	35,020	936,260

		7,221,686

Banks-Super Regional - 1.4%

Wells Fargo & Co.	261,178	14,309,943

Beverages-Non-alcoholic - 1.9%

Coca-Cola Co.	39,123	1,694,026
Dr Pepper Snapple Group, Inc.	24,455	1,926,809
PepsiCo, Inc.	160,261	15,862,634

		19,483,469

Broadcast Services/Program - 0.3%

Scripps Networks Interactive, Inc., Class A#	38,953	2,816,302

Building & Construction Products-Misc. - 0.2%

Fortune Brands Home & Security, Inc.	29,970	1,388,210
Owens Corning	19,751	783,325

		2,171,535

Building Products-Cement - 0.0%

Cemex SAB de CV ADR†	38,260	388,339

Building Products-Wood - 0.1%

Masco Corp.	23,694	620,546

Building-Heavy Construction - 1.1%

SBA Communications Corp., Class A†	89,810	11,200,205

Cable/Satellite TV - 2.7%

Cablevision Systems Corp., Class A#	89,282	1,676,716
Comcast Corp., Class A	399,268	23,708,534
Liberty Global PLC, Class A†	17,177	928,588
Liberty Global PLC, Class C†	22,957	1,197,667

		27,511,505

Casino Hotels - 1.0%

Las Vegas Sands Corp.	114,117	6,493,257
MGM Resorts International†	161,224	3,503,398

		9,996,655

Casino Services - 0.0%

Gaming and Leisure Properties, Inc.	13,920	471,192

Chemicals-Diversified - 1.8%

Akzo Nobel NV	14,220	1,056,616
Dow Chemical Co.	128,351	6,320,003
E.I. du Pont de Nemours & Co.	7,688	598,511
Innophos Holdings, Inc.	4,497	252,417
Johnson Matthey PLC	18,830	991,020
PPG Industries, Inc.	35,264	8,300,440
Symrise AG	10,710	681,229

		18,200,236

Chemicals-Specialty - 0.1%

Albemarle Corp.	5,129	290,148
Cabot Corp.	8,859	399,718
Ecolab, Inc.	4,854	560,831

		1,250,697

Coatings/Paint - 0.6%

Sherwin-Williams Co.#	23,480	6,696,496

Commercial Services - 0.3%

Cintas Corp.	23,634	1,972,966
RPX Corp.†	11,017	160,628
Wirecard AG	18,230	841,308

		2,974,902

Commercial Services-Finance - 0.5%

EVERTEC, Inc.	19,920	415,332
H&R Block, Inc.	57,723	1,971,240
MasterCard, Inc., Class A	17,320	1,561,052
Moody’s Corp.	9,994	968,818
Total System Services, Inc.	14,578	556,880
Western Union Co.#	9,968	194,575

		5,667,897

Computer Aided Design - 0.1%

Autodesk, Inc.†	8,670	556,961

Computer Services - 1.5%

Accenture PLC, Class A	11,977	1,078,289
Cognizant Technology Solutions Corp., Class A†	138,900	8,679,166
IHS, Inc., Class A†	12,124	1,424,934
International Business Machines Corp.	28,369	4,594,076

		15,776,465

Computers - 5.8%

Apple, Inc.	468,390	60,169,379

Computers-Integrated Systems - 0.4%

Teradata Corp.†#	90,748	4,040,101

Computers-Memory Devices - 0.3%

EMC Corp.	63,698	1,843,420
SanDisk Corp.	21,710	1,735,280

		3,578,700

Consulting Services - 0.1%

Towers Watson & Co., Class A	9,700	1,275,550

Consumer Products-Misc. - 0.2%

Central Garden and Pet Co., Class A†	12,620	122,162
Clorox Co.	3,924	426,303
Kimberly-Clark Corp.	1,419	155,608
Spectrum Brands Holdings, Inc.	18,112	1,696,732

		2,400,805

Containers-Metal/Glass - 0.1%

Ball Corp.	9,959	714,160

Cosmetics & Toiletries - 1.3%

Estee Lauder Cos., Inc., Class A	118,707	9,813,508
Procter & Gamble Co.	22,624	1,925,981
Unicharm Corp.	51,500	1,424,779

		13,164,268

Data Processing/Management - 0.6%

Fiserv, Inc.†	79,152	6,179,397

Dental Supplies & Equipment - 0.5%

DENTSPLY International, Inc.	97,764	5,182,470

Dialysis Centers - 0.1%

Fresenius Medical Care AG & Co. KGaA	14,475	1,185,226

Disposable Medical Products - 0.8%

C.R. Bard, Inc.	46,313	7,833,381

Distribution/Wholesale - 0.0%

Fossil Group, Inc.†	4,256	366,059

Diversified Banking Institutions - 0.3%

Credit Suisse Group AG	41,630	1,016,133
Royal Bank of Scotland Group PLC†	299,827	1,699,725

		2,715,858

Diversified Manufacturing Operations - 2.6%

3M Co.	96,752	16,317,225
Ingersoll-Rand PLC	27,650	1,857,803
Parker-Hannifin Corp.	68,558	8,411,381

		26,586,409

E-Commerce/Products - 0.6%

Amazon.com, Inc.†	4,371	1,661,679
eBay, Inc.†	55,007	3,185,456
Shutterfly, Inc.†	2,018	96,884
Vipshop Holdings, Ltd. ADR†	31,500	770,175

		5,714,194

E-Commerce/Services - 1.6%

Expedia, Inc.	153,315	14,066,651
Priceline Group, Inc.†	2,342	2,898,178

		16,964,829

Electric Products-Misc. - 0.2%

Emerson Electric Co.	15,237	882,527
Nidec Corp.	19,200	1,295,569

		2,178,096

Electronic Components-Semiconductors - 1.3%

Altera Corp.	140,474	5,198,943
Intel Corp.	52,122	1,733,056
Micron Technology, Inc.†	21,189	649,867
Texas Instruments, Inc.	56,195	3,304,266
Xilinx, Inc.	60,083	2,545,717

		13,431,849

Electronic Design Automation - 0.1%

Cadence Design Systems, Inc.†	68,700	1,260,988

Electronic Forms - 0.2%

Adobe Systems, Inc.†	24,700	1,953,770

Electronic Measurement Instruments - 0.2%

Keyence Corp.	3,100	1,583,365

Electronic Security Devices - 0.1%

Tyco International PLC	28,260	1,193,137

Engines-Internal Combustion - 0.2%

Cummins, Inc.	15,361	2,184,795

Enterprise Software/Service - 1.8%

Informatica Corp.†	3,992	171,436
Oracle Corp.	422,736	18,524,292

		18,695,728

Entertainment Software - 0.7%

Electronic Arts, Inc.†	134,301	7,679,331

Finance-Auto Loans - 0.0%

Credit Acceptance Corp.†	1,443	264,502

Finance-Credit Card - 3.1%

Visa, Inc., Class A#	118,156	32,056,904

Finance-Investment Banker/Broker - 0.1%

Charles Schwab Corp.	37,650	1,104,651
Evercore Partners, Inc., Class A	4,331	221,877

		1,326,528

Finance-Leasing Companies - 0.1%

ORIX Corp.	69,200	981,382

Finance-Mortgage Loan/Banker - 0.2%

Nationstar Mtg. Holdings, Inc.†#	59,703	1,591,085

Finance-Other Services - 0.2%

Intercontinental Exchange, Inc.	7,403	1,742,370

Food-Dairy Products - 0.1%

WhiteWave Foods Co., Class A†	28,363	1,161,465

Food-Flour & Grain - 0.0%

Seaboard Corp.†	15	60,150

Food-Misc./Diversified - 0.8%

Cal-Maine Foods, Inc.#	15,784	593,952
Campbell Soup Co.	36,207	1,686,884
ConAgra Foods, Inc.	115,834	4,051,873
Mondelez International, Inc., Class A	42,486	1,569,221

		7,901,930

Food-Retail - 0.5%

Carrefour SA	39,250	1,298,575
Kroger Co.	56,272	4,003,753

		5,302,328

Footwear & Related Apparel - 0.1%

Wolverine World Wide, Inc.	32,728	1,000,168

Hotels/Motels - 1.1%

Accor SA	30,410	1,593,469
Marriott International, Inc., Class A#	77,940	6,476,814
Whitbread PLC	14,880	1,207,205
Wyndham Worldwide Corp.	21,889	2,002,406

		11,279,894

Human Resources - 0.2%

Adecco SA	18,562	1,460,272
Capita PLC	57,346	1,051,780

		2,512,052

Industrial Automated/Robotic - 0.2%

Rockwell Automation, Inc.	16,858	1,973,060

Instruments-Controls - 0.6%

Honeywell International, Inc.	25,346	2,605,062
Mettler-Toledo International, Inc.†	10,019	3,147,669

		5,752,731

Instruments-Scientific - 0.3%

Waters Corp.†	24,950	3,003,481

Insurance-Life/Health - 0.1%

Prudential PLC	45,750	1,150,935

Insurance-Property/Casualty - 0.3%

Admiral Group PLC#	36,590	833,220
AmTrust Financial Services, Inc.#	30,756	1,657,749
Federated National Holding Co.	6,438	186,251

		2,677,220

Internet Application Software - 0.4%

Splunk, Inc.†#	52,381	3,522,622
Tencent Holdings, Ltd.	42,400	742,949

		4,265,571

Internet Content-Entertainment - 2.6%

Facebook, Inc., Class A†	297,627	23,503,604
Pandora Media, Inc.†#	211,207	3,125,864

		26,629,468

Internet Content-Information/News - 0.7%

LinkedIn Corp., Class A†	11,806	3,154,563
Yelp, Inc.†#	87,946	4,221,408

		7,375,971

Internet Security - 0.4%

VeriSign, Inc.†#	69,993	4,480,952

Investment Management/Advisor Services - 0.9%

Franklin Resources, Inc.	164,071	8,831,942

Machinery-Construction & Mining - 1.3%

Caterpillar, Inc.	160,064	13,269,306

Machinery-General Industrial - 0.5%

Wabtec Corp.	51,800	4,915,302

Medical Information Systems - 0.6%

Cerner Corp.†	78,860	5,682,652

Medical Instruments - 0.9%

Edwards Lifesciences Corp.†	5,734	762,737
Intuitive Surgical, Inc.†	13,012	6,506,000
St. Jude Medical, Inc.	27,670	1,845,035

		9,113,772

Medical Products - 0.2%

Globus Medical, Inc., Class A†	17,479	424,390
Stryker Corp.	20,973	1,987,192

		2,411,582

Medical-Biomedical/Gene - 6.8%

Alexion Pharmaceuticals, Inc.†	65,429	11,801,429
Amgen, Inc.	24,680	3,892,530
Biogen Idec, Inc.†	43,534	17,831,091
Celgene Corp.†	42,961	5,221,050
Gilead Sciences, Inc.†	161,846	16,755,916
Illumina, Inc.†	20,753	4,056,381
Incyte Corp.†#	46,803	4,018,038
Regeneron Pharmaceuticals, Inc.†	16,729	6,923,129

		70,499,564

Medical-Drugs - 2.9%

AbbVie, Inc.	173,486	10,495,903
Bristol-Myers Squibb Co.	27,330	1,664,944
Eli Lilly & Co.	23,704	1,663,310
Jazz Pharmaceuticals PLC†#	25,479	4,333,723
Johnson & Johnson	24,587	2,520,413
Merck & Co., Inc.	36,568	2,140,691
Roche Holding AG	5,701	1,547,615
Shire PLC	22,010	1,792,453
Zoetis, Inc.	76,194	3,511,781

		29,670,833

Medical-Generic Drugs - 0.9%

Mylan, Inc.†	36,103	2,069,604
Teva Pharmaceutical Industries, Ltd. ADR	118,347	6,748,146

		8,817,750

Medical-HMO - 0.1%

Aetna, Inc.	3,793	377,593
Humana, Inc.	6,410	1,053,676

		1,431,269

Medical-Wholesale Drug Distribution - 0.7%

Cardinal Health, Inc.	59,797	5,261,538
McKesson Corp.	7,370	1,685,519

		6,947,057

Motorcycle/Motor Scooter - 0.4%

Harley-Davidson, Inc.	64,778	4,117,937

Multimedia - 1.5%

Twenty-First Century Fox, Inc., Class A	15,620	546,700
Walt Disney Co.	138,483	14,413,311

		14,960,011

Networking Products - 0.5%

Cisco Systems, Inc.	162,104	4,783,689

Non-Ferrous Metals - 0.1%

Materion Corp.	16,666	610,309

Office Furnishings-Original - 0.0%

Herman Miller, Inc.	10,647	329,738

Oil Companies-Exploration & Production - 1.6%

Concho Resources, Inc.†	47,392	5,161,937
Continental Resources, Inc.†#	17,717	788,229
EOG Resources, Inc.	47,591	4,269,865
EQT Corp.	17,030	1,359,164
Kosmos Energy, Ltd.†	109,190	980,526
Occidental Petroleum Corp.	53,447	4,162,452

		16,722,173

Oil Companies-Integrated - 1.7%

Exxon Mobil Corp.	176,007	15,583,660
Phillips 66	9,235	724,578
Total SA	18,740	1,011,536

		17,319,774

Oil Field Machinery & Equipment - 0.2%

National Oilwell Varco, Inc.	33,012	1,794,202

Oil Refining & Marketing - 0.3%

Murphy USA, Inc.†	15,303	1,086,360
Valero Energy Corp.	36,045	2,223,616

		3,309,976

Oil-Field Services - 0.3%

Schlumberger, Ltd.	24,934	2,098,445
Superior Energy Services, Inc.	36,679	820,876

		2,919,321

Pharmacy Services - 0.9%

Express Scripts Holding Co.†	108,956	9,238,379

Poultry - 0.2%

Pilgrim’s Pride Corp.#	62,063	1,702,388

Power Converter/Supply Equipment - 0.4%

Generac Holdings, Inc.†#	85,339	4,206,359

Radio - 0.4%

Sirius XM Holdings, Inc.†	1,022,178	3,976,272

Real Estate Investment Trusts - 1.0%

American Tower Corp.	18,514	1,835,478
DuPont Fabros Technology, Inc.#	37,680	1,179,761
Health Care REIT, Inc.	7,470	576,012
Public Storage	3,510	692,242
Rayonier, Inc.	13,597	372,694
Simon Property Group, Inc.	29,938	5,698,997

		10,355,184

Real Estate Management/Services - 0.2%

Jones Lang LaSalle, Inc.	10,373	1,672,646

Rental Auto/Equipment - 0.0%

Ashtead Group PLC	26,578	488,286

Retail-Apparel/Shoe - 1.4%

Foot Locker, Inc.	29,707	1,668,642
Gap, Inc.	142,923	5,945,597
Ross Stores, Inc.	65,708	6,952,563

		14,566,802

Retail-Auto Parts - 1.2%

AutoZone, Inc.†	7,361	4,730,767
O’Reilly Automotive, Inc.†	37,936	7,895,620

		12,626,387

Retail-Bedding - 1.0%

Bed Bath & Beyond, Inc.†#	141,522	10,566,033

Retail-Building Products - 0.3%

Home Depot, Inc.	30,781	3,532,120

Retail-Discount - 0.6%

Big Lots, Inc.	23,274	1,110,402
Costco Wholesale Corp.	9,864	1,449,613
Dollar Tree, Inc.†	19,860	1,582,445
Wal-Mart Stores, Inc.	22,919	1,923,592

		6,066,052

Retail-Gardening Products - 0.1%

Tractor Supply Co.	13,057	1,150,583

Retail-Jewelry - 0.2%

Pandora A/S	9,930	906,125
Signet Jewelers, Ltd.	8,910	1,068,131

		1,974,256

Retail-Major Department Stores - 1.0%

TJX Cos., Inc.	144,298	9,904,615

Retail-Perfume & Cosmetics - 0.1%

Ulta Salon Cosmetics & Fragrance, Inc.†	8,360	1,176,754

Retail-Pet Food & Supplies - 0.0%

PetMed Express, Inc.#	5,620	86,492

Retail-Regional Department Stores - 1.2%

Dillard’s, Inc., Class A	13,556	1,764,449
Macy’s, Inc.#	169,781	10,818,445

		12,582,894

Retail-Restaurants - 0.9%

Bravo Brio Restaurant Group, Inc.†	5,317	69,281
Chipotle Mexican Grill, Inc.†	9,121	6,065,191
Cracker Barrel Old Country Store, Inc.	8,616	1,301,274
DineEquity, Inc.	9,087	986,212
McDonald’s Corp.	2,045	202,251
Starbucks Corp.	12,015	1,123,222

		9,747,431

Schools - 0.1%

Strayer Education, Inc.†	15,591	949,024

Security Services - 0.0%

LifeLock, Inc.†	31,913	446,144

Semiconductor Components-Integrated Circuits - 1.7%

MaxLinear, Inc., Class A†	4,383	36,379
QUALCOMM, Inc.	246,486	17,872,700

		17,909,079

Semiconductor Equipment - 0.3%

ASML Holding NV (Euronext Amsterdam)	6,078	657,101
ASML Holding NV (NY Registered Shares)	4,310	464,101
Lam Research Corp.	19,869	1,638,398

		2,759,600

Soap & Cleaning Preparation - 0.5%

Church & Dwight Co., Inc.	55,543	4,728,931

Steel-Producers - 0.1%

United States Steel Corp.#	62,694	1,501,521

Telephone-Integrated - 0.5%

CenturyLink, Inc.	45,551	1,724,561
Verizon Communications, Inc.	76,678	3,791,727

		5,516,288

Tobacco - 1.5%

Lorillard, Inc.	67,017	4,585,303
Philip Morris International, Inc.	131,204	10,884,684

		15,469,987

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc.	17,277	1,699,020

Transport-Rail - 1.7%

Kansas City Southern	7,967	922,897
Union Pacific Corp.	137,175	16,496,666

		17,419,563

Transport-Services - 0.2%

FedEx Corp.	13,252	2,345,339

Vitamins & Nutrition Products - 0.9%

Mead Johnson Nutrition Co.	90,885	9,521,113

Web Hosting/Design - 0.1%

Equinix, Inc.#	4,750	1,064,831

Web Portals/ISP - 1.5%

Baidu, Inc. ADR†	5,210	1,061,537
Google, Inc., Class A†	23,854	13,420,976
Google, Inc., Class C†	2,560	1,429,504

		15,912,017

Wireless Equipment - 0.1%

GN Store Nord A/S	29,099	675,940

X-Ray Equipment - 0.1%

Hologic, Inc.†	26,560	860,013

Total Common Stocks
(cost $868,707,019)		1,018,480,767

EXCHANGE-TRADED FUNDS - 0.2%

iShares Russell 1000 Growth ETF (cost $2,190,671)	23,252	2,334,966

Total Long-Term Investment Securities
(cost $870,897,690)		1,020,815,733

SHORT-TERM INVESTMENT SECURITIES - 9.8%
Registered Investment Companies - 8.8%

State Street Navigator Securities Lending Prime Portfolio(1)	90,974,894	90,974,894

Time Deposits - 1.0%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/02/2015	$10,197,000	10,197,000

Total Short-Term Investment Securities
(cost $101,171,894)		101,171,894

TOTAL INVESTMENTS
(cost $972,069,584)(2)	108.9%	1,121,987,627
Liabilities in excess of other assets	(8.9)	(91,856,883)

NET ASSETS	100.0%	$1,030,130,744

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At February 28, 2015, the Fund had loaned securities with a total value of $101,816,334. This was secured by collateral of $90,974,894, which was received in cash and subsequently invested in short-term investments currently valued at $90,974,894 as reported in the portfolio of investments. Additional collateral of $13,805,637 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2015
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	08/01/2027 to 06/15/2044	$1,555,922
Federal National Mtg. Assoc.	2.00% to 4.00%	01/25/2032 to 02/25/2044	7,643,313
Government National Mtg. Assoc.	0.37% to 4.00%	04/20/2039 to 10/20/2044	1,787,803
United States Treasury Bills	zero coupon	03/12/2015 to 12/10/2015	72,083
United States Treasury Notes/Bonds	0.13% to 8.88%	03/31/2015 to 11/15/2044	2,746,516

(2)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

Euronext Amsterdam - Euronext Stock Exchange, Amsterdam

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,018,480,767	$—	$—	$1,018,480,767
Exchange-Traded Funds	2,344,966	—	—	2,334,966
Short-Term Investment Securities:
Registered Investment Companies	90,974,894	—	—	90,974,894
Time Deposits	—	10,197,000	—	10,197,000

Total Investments at Value	$1,111,800,627	$10,197,000	$—	$1,121,987,627

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS - February 28, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.6%
Advertising Agencies - 0.2%

Alliance Data Systems Corp.†	897	$249,823

Aerospace/Defense-Equipment - 1.6%

United Technologies Corp.	15,992	1,949,585

Agricultural Chemicals - 0.7%

Monsanto Co.	1,647	198,348
Mosaic Co.	13,302	708,465

		906,813

Agricultural Operations - 0.4%

Archer-Daniels-Midland Co.	11,139	533,335

Airlines - 0.7%

Delta Air Lines, Inc.	9,019	401,526
United Continental Holdings, Inc.†	6,655	433,773

		835,299

Apparel Manufacturers - 0.9%

Ralph Lauren Corp.	2,990	410,856
VF Corp.	8,832	677,061

		1,087,917

Applications Software - 2.5%

Citrix Systems, Inc.†	4,660	296,726
Microsoft Corp.	63,131	2,768,294

		3,065,020

Audio/Video Products - 0.5%

Harman International Industries, Inc.	4,079	562,861

Auto-Cars/Light Trucks - 0.6%

General Motors Co.	20,595	768,399

Auto-Heavy Duty Trucks - 0.7%

PACCAR, Inc.	14,055	900,223

Auto/Truck Parts & Equipment-Original - 0.2%

Johnson Controls, Inc.	4,591	233,269

Banks-Commercial - 0.5%

BB&T Corp.	10,721	407,934
Regions Financial Corp.	8,147	78,293
SVB Financial Group†	1,045	128,430

		614,657

Banks-Fiduciary - 0.6%

Bank of New York Mellon Corp.	4,910	192,178
State Street Corp.	7,207	536,561

		728,739

Banks-Super Regional - 2.8%

Capital One Financial Corp.	4,679	368,284
PNC Financial Services Group, Inc.	2,738	251,787
Wells Fargo & Co.	50,965	2,792,372

		3,412,443

Beverages-Non-alcoholic - 1.9%

Coca-Cola Co.	25,720	1,113,676
Coca-Cola Enterprises, Inc.	3,683	170,154
Dr Pepper Snapple Group, Inc.	2,844	224,079
PepsiCo, Inc.	8,913	882,209

		2,390,118

Beverages-Wine/Spirits - 0.6%

Constellation Brands, Inc., Class A†	6,958	798,222

Brewery - 0.3%

Molson Coors Brewing Co., Class B	5,502	417,547

Building & Construction Products-Misc. - 0.1%

Fortune Brands Home & Security, Inc.	1,493	69,156

Building Products-Cement - 0.2%

Martin Marietta Materials, Inc.	1,453	206,805

Building Products-Wood - 0.2%

Masco Corp.	10,453	273,764

Building-Residential/Commercial - 0.3%

NVR, Inc.†	7	9,324
PulteGroup, Inc.	14,425	325,428

		334,752

Cable/Satellite TV - 2.2%

Charter Communications, Inc., Class A†	2,413	435,788
Comcast Corp., Class A	24,782	1,471,555
DIRECTV†	1,145	101,447
DISH Network Corp., Class A†	4,969	372,874
Time Warner Cable, Inc.	1,810	278,830

		2,660,494

Chemicals-Diversified - 0.8%

Axiall Corp.	3,783	175,191
Dow Chemical Co.	2,168	106,752
E.I. du Pont de Nemours & Co.	9,100	708,435

		990,378

Commercial Services-Finance - 0.1%

MasterCard, Inc., Class A	1,420	127,985

Computer Services - 1.6%

Accenture PLC, Class A	10,054	905,161
Cognizant Technology Solutions Corp., Class A†	11,288	705,331
International Business Machines Corp.	2,314	374,729

		1,985,221

Computers - 4.7%

Apple, Inc.	40,116	5,153,301
Hewlett-Packard Co.	18,221	634,820

		5,788,121

Consumer Products-Misc. - 0.5%

Kimberly-Clark Corp.	6,014	659,495

Containers-Metal/Glass - 0.3%

Crown Holdings, Inc.†	6,629	351,337

Containers-Paper/Plastic - 0.0%

Sealed Air Corp.	985	46,423

Cosmetics & Toiletries - 1.6%

Estee Lauder Cos., Inc., Class A	3,773	311,914
Procter & Gamble Co.	19,572	1,666,164

		1,978,078

Cruise Lines - 0.4%

Royal Caribbean Cruises, Ltd.	6,262	478,542

Data Processing/Management - 0.3%

Fidelity National Information Services, Inc.	4,681	316,389

Distribution/Wholesale - 0.1%

WW Grainger, Inc.	720	170,575

Diversified Banking Institutions - 3.9%

Bank of America Corp.	108,703	1,718,595
Citigroup, Inc.	29,477	1,545,184
Goldman Sachs Group, Inc.	2,347	445,437
Morgan Stanley	30,043	1,075,239

		4,784,455

Diversified Manufacturing Operations - 1.6%

Eaton Corp. PLC	12,552	891,317
General Electric Co.	27,447	713,348
Ingersoll-Rand PLC	1,820	122,286

Parker-Hannifin Corp.	500	61,345
SPX Corp.	2,324	207,138

		1,995,434

E-Commerce/Products - 0.5%

Amazon.com, Inc.†	1,512	574,802

E-Commerce/Services - 0.6%

Expedia, Inc.	1,394	127,900
Priceline Group, Inc.†	448	554,391

		682,291

Electric Products-Misc. - 0.6%

Emerson Electric Co.	13,423	777,460

Electric-Integrated - 3.0%

CMS Energy Corp.	12,059	423,633
Dominion Resources, Inc.	2,253	162,419
Edison International	13,438	863,391
Exelon Corp.	16,342	554,321
NextEra Energy, Inc.	8,251	853,648
PG&E Corp.	8,740	469,600
Pinnacle West Capital Corp.	900	57,672
Xcel Energy, Inc.	7,449	262,801

		3,647,485

Electronic Components-Misc. - 0.4%

Corning, Inc.	8,263	201,617
TE Connectivity, Ltd.	3,525	254,258

		455,875

Electronic Components-Semiconductors - 1.7%

Avago Technologies, Ltd.	8,791	1,121,907
Broadcom Corp., Class A	18,468	835,308
Freescale Semiconductor, Ltd.†	3,585	129,454

		2,086,669

Electronic Forms - 0.9%

Adobe Systems, Inc.†	13,705	1,084,066

Electronic Security Devices - 0.1%

Tyco International PLC	2,588	109,265

Electronics-Military - 0.3%

L-3 Communications Holdings, Inc.	3,245	420,000

Engineering/R&D Services - 0.6%

Fluor Corp.	12,826	743,908

Engines-Internal Combustion - 0.3%

Cummins, Inc.	2,770	393,977

Enterprise Software/Service - 0.6%

Oracle Corp.	16,934	742,048

Filtration/Separation Products - 0.2%

Pall Corp.	2,450	246,985

Finance-Consumer Loans - 0.0%

Navient Corp.	1,593	34,090

Finance-Credit Card - 1.0%

Visa, Inc., Class A	4,547	1,233,647

Finance-Investment Banker/Broker - 0.6%

Charles Schwab Corp.	23,676	694,654

Finance-Other Services - 0.3%

Intercontinental Exchange, Inc.	1,303	306,674

Food-Confectionery - 0.1%

Hershey Co.	1,330	138,027

Food-Misc./Diversified - 0.9%

Mondelez International, Inc., Class A	29,433	1,087,108

Food-Retail - 0.2%

Kroger Co.	4,135	294,205

Gas-Distribution - 0.7%

AGL Resources, Inc.	3,720	182,689
CenterPoint Energy, Inc.	11,319	235,322
NiSource, Inc.	7,808	335,042
Questar Corp.	7,119	166,442

		919,495

Instruments-Controls - 1.2%

Honeywell International, Inc.	13,887	1,427,306

Instruments-Scientific - 0.2%

Thermo Fisher Scientific, Inc.	1,640	213,200

Insurance Brokers - 0.4%

Marsh & McLennan Cos., Inc.	8,029	456,770
Willis Group Holdings PLC	1,394	66,522

		523,292

Insurance-Life/Health - 0.3%

Lincoln National Corp.	2,300	132,572
Prudential Financial, Inc.	2,246	181,589

		314,161

Insurance-Multi-line - 2.0%

ACE, Ltd.	10,089	1,150,247
Hartford Financial Services Group, Inc.	2,986	122,307
MetLife, Inc.	19,711	1,001,910
XL Group PLC	3,500	126,700

		2,401,164

Insurance-Reinsurance - 1.2%

Axis Capital Holdings, Ltd.	2,334	120,971
Berkshire Hathaway, Inc., Class B†	8,889	1,310,328

		1,431,299

Internet Content-Entertainment - 1.2%

Facebook, Inc., Class A†	18,762	1,481,635

Investment Management/Advisor Services - 0.9%

BlackRock, Inc.	700	259,994
Invesco, Ltd.	19,785	796,742

		1,056,736

Medical Instruments - 0.9%

Boston Scientific Corp.†	59,500	1,005,550
Medtronic PLC	1,265	98,151

		1,103,701

Medical Products - 0.9%

Becton Dickinson and Co.	2,950	432,824
CareFusion Corp.†	2,532	152,123
Stryker Corp.	6,142	581,954

		1,166,901

Medical-Biomedical/Gene - 3.3%

Alexion Pharmaceuticals, Inc.†	1,811	326,650
Biogen Idec, Inc.†	3,397	1,391,377
Celgene Corp.†	10,473	1,272,784
Gilead Sciences, Inc.†	6,405	663,110
Vertex Pharmaceuticals, Inc.†	2,986	356,618

		4,010,539

Medical-Drugs - 6.2%

Abbott Laboratories	27,485	1,301,964
Allergan, Inc.	1,871	435,457
Bristol-Myers Squibb Co.	22,874	1,393,484
Johnson & Johnson	21,464	2,200,275
Merck & Co., Inc.	20,033	1,172,732
Pfizer, Inc.	31,517	1,081,663

		7,585,575

Medical-Generic Drugs - 0.6%

Actavis PLC†	1,781	518,912
Perrigo Co. PLC	1,655	255,648

		774,560

Medical-HMO - 1.9%

Aetna, Inc.	4,663	464,202
Humana, Inc.	5,850	961,623
UnitedHealth Group, Inc.	8,277	940,515

		2,366,340

Medical-Wholesale Drug Distribution - 0.7%

McKesson Corp.	3,940	901,078

Metal Processors & Fabrication - 0.1%

Precision Castparts Corp.	760	164,388

Metal-Aluminum - 0.5%

Alcoa, Inc.	39,020	577,106

Multimedia - 2.1%

Time Warner, Inc.	18,724	1,532,747
Twenty-First Century Fox, Inc., Class A	28,580	1,000,300

		2,533,047

Networking Products - 0.9%

Cisco Systems, Inc.	37,384	1,103,202

Office Automation & Equipment - 0.0%

Xerox Corp.	3,902	53,262

Oil & Gas Drilling - 0.0%

Ensco PLC, Class A	1,470	35,971

Oil Companies-Exploration & Production - 2.1%

Anadarko Petroleum Corp.	4,649	391,585
California Resources Corp.	4,842	34,669
Cimarex Energy Co.	540	59,227
Devon Energy Corp.	1,830	112,710
EOG Resources, Inc.	5,635	505,572
EQT Corp.	3,559	284,044
Hess Corp.	87	6,532
Occidental Petroleum Corp.	12,105	942,737
Pioneer Natural Resources Co.	1,390	212,003

		2,549,079

Oil Companies-Integrated - 3.4%

Chevron Corp.	14,998	1,599,987
Exxon Mobil Corp.	22,328	1,976,921
Marathon Oil Corp.	20,456	569,904

		4,146,812

Oil Refining & Marketing - 0.6%

Cheniere Energy, Inc.†	1,689	136,184
Marathon Petroleum Corp.	2,590	271,950
Valero Energy Corp.	4,570	281,923

		690,057

Oil-Field Services - 1.4%

Baker Hughes, Inc.	6,311	394,501
Halliburton Co.	11,380	488,657
Schlumberger, Ltd.	10,174	856,244

		1,739,402

Real Estate Investment Trusts - 2.4%

American Tower Corp.	3,200	317,248
AvalonBay Communities, Inc.	2,846	479,096
Boston Properties, Inc.	1,667	229,063
Brixmor Property Group, Inc.	7,068	179,527
DiamondRock Hospitality Co.	9,092	131,652
Essex Property Trust, Inc.	19	4,226
Highwoods Properties, Inc.	2,904	132,451
Host Hotels & Resorts, Inc.	6,958	146,118
Liberty Property Trust	4,792	178,358
Mid-America Apartment Communities, Inc.	1,672	121,170
Prologis, Inc.	7,895	337,195
Public Storage	398	78,494
Simon Property Group, Inc.	3,136	596,969

		2,931,567

Retail-Apparel/Shoe - 0.1%

Lululemon Athletica, Inc.†	1,808	123,739
PVH Corp.	520	55,396

		179,135

Retail-Auto Parts - 0.5%

AutoZone, Inc.†	985	633,040

Retail-Building Products - 2.3%

Home Depot, Inc.	13,198	1,514,470
Lowe’s Cos., Inc.	16,987	1,258,567

		2,773,037

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	4,670	177,927

Retail-Discount - 1.2%

Costco Wholesale Corp.	4,717	693,210
Dollar General Corp.†	3,484	253,008
Dollar Tree, Inc.†	3,794	302,306
Wal-Mart Stores, Inc.	2,927	245,663

		1,494,187

Retail-Drug Store - 0.9%

CVS Health Corp.	10,393	1,079,521

Retail-Jewelry - 0.1%

Tiffany & Co.	1,267	111,775

Retail-Major Department Stores - 0.7%

TJX Cos., Inc.	12,127	832,397

Retail-Restaurants - 0.6%

Starbucks Corp.	7,379	689,826
Yum! Brands, Inc.	803	65,131

		754,957

Semiconductor Components-Integrated Circuits - 0.8%

QUALCOMM, Inc.	14,299	1,036,821

Semiconductor Equipment - 1.1%

Applied Materials, Inc.	2,490	62,375
KLA-Tencor Corp.	5,575	362,124
Lam Research Corp.	11,925	983,335

		1,407,834

Software Tools - 0.0%

VMware, Inc., Class A†	43	3,658

Steel-Producers - 0.2%

United States Steel Corp.#	10,420	249,559

Telephone-Integrated - 1.5%

AT&T, Inc.	597	20,632
Verizon Communications, Inc.	36,007	1,780,546

		1,801,178

Television - 0.3%

CBS Corp., Class B	7,170	423,747

Tobacco - 1.0%

Philip Morris International, Inc.	15,520	1,287,539

Tools-Hand Held - 0.0%

Snap-on, Inc.	388	57,125

Transport-Rail - 2.4%

Canadian Pacific Railway, Ltd.	1,888	354,227

CSX Corp.	21,293	730,563
Union Pacific Corp.	15,113	1,817,489

		2,902,279

Web Portals/ISP - 2.2%

Google, Inc., Class A†	2,552	1,435,832
Google, Inc., Class C†	2,354	1,314,473

		2,750,305

Total Long-Term Investment Securities
(cost $101,987,877)		122,581,806

SHORT-TERM INVESTMENT SECURITIES - 0.5%
Registered Investment Companies - 0.2%

State Street Navigator Securities Lending Prime Portfolio (1)	257,895	257,895

Time Deposits - 0.3%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/02/15	$309,000	309,000

Total Short-Term Investment Securities
(cost $566,895)		566,895

TOTAL INVESTMENTS
(cost $102,554,772) (2)	100.1%	123,148,701
Liabilities in excess of other assets	(0.1)	(112,706)

NET ASSETS	100.0%	$123,035,995

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At February 28, 2015, the Fund had loaned securities with a total value of $249,559. This was secured by collateral of $257,895, which was received in cash and subsequently invested in short-term investments currently valued at $257,895 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2015	Unrealized Appreciation (Depreciation)

4	Long	S&P 500 E-Mini Index	March 2015	$412,371	$420,560	$8,189

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$122,581,806	$—	$—	$122,581,806
Short-Term Investment Securities:
Registered Investment Companies	257,895	—	—	257,895
Time Deposits	—	309,000	—	309,000

Total Investments at Value	$122,839,701	$309,000	$—	$123,148,701

Other Financial Instruments:†
Futures Contracts	$8,189	$—	$—	$8,189

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS - February 28, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.6%
Commercial Services - 0.0%

HMS Holdings Corp.†	900	$15,786

Consulting Services - 0.5%

Advisory Board Co.†	76,300	4,129,356

Decision Support Software - 0.0%

Castlight Health, Inc., Class B†#	46,051	335,712

Dental Supplies & Equipment - 0.5%

Align Technology, Inc.†	29,700	1,703,295
DENTSPLY International, Inc.	43,800	2,321,838

		4,025,133

Diagnostic Equipment - 0.1%

GenMark Diagnostics, Inc.†	59,600	757,516
Oxford Immunotec Global PLC†	20,500	288,435

		1,045,951

Diagnostic Kits - 0.5%

IDEXX Laboratories, Inc.†	28,500	4,469,655

Dialysis Centers - 1.9%

DaVita HealthCare Partners, Inc.†	180,200	13,442,920
Fresenius SE & Co. KGaA	45,674	2,615,886

		16,058,806

Diversified Manufacturing Operations - 2.0%

Danaher Corp.	197,800	17,263,984

Diversified Operations - 0.1%

Horizon Pharma PLC†#	42,700	876,631

Drug Delivery Systems - 0.3%

Catalent, Inc.†	55,700	1,557,929
Flamel Technologies SA ADR†	57,800	904,570

		2,462,499

Electronic Measurement Instruments - 2.0%

Agilent Technologies, Inc.	276,900	11,687,949
Keysight Technologies, Inc.†	138,250	5,189,905

		16,877,854

Enterprise Software/Service - 0.2%

Inovalon Holdings, Inc. Class A†	14,100	437,946
Veeva Systems, Inc., Class A†#	37,400	1,154,538

		1,592,484

Human Resources - 0.4%

Team Health Holdings, Inc.†	40,300	2,388,581
TriNet Group, Inc.†	19,600	712,264

		3,100,845

Instruments-Controls - 0.3%

Mettler-Toledo International, Inc.†	7,300	2,293,441

Instruments-Scientific - 0.8%

FEI Co.	54,800	4,328,652
Thermo Fisher Scientific, Inc.	20,400	2,652,000

		6,980,652

Insurance-Life/Health - 0.1%

Odontoprev SA†	159,400	586,783

Medical Information Systems - 0.4%

athenahealth, Inc.†#	29,900	3,799,393

Medical Instruments - 3.8%

Bruker Corp.†	92,000	1,750,760
DexCom, Inc.†	30,700	1,864,718
Entellus Medical, Inc.†	4,300	93,525
Intuitive Surgical, Inc.†	22,660	11,330,000
Medtronic PLC	170,621	13,238,483
Thoratec Corp.†	104,500	4,255,240

		32,532,726

Medical Products - 6.1%

Aspen Pharmacare Holdings, Ltd.	98,139	3,480,900
Becton Dickinson and Co.	135,000	19,807,200
China Medical System Holdings, Ltd.	1,266,500	2,086,937
Cooper Cos., Inc.	37,700	6,181,669
EnteroMedics, Inc.†#	105,150	111,459
Henry Schein, Inc.†	38,200	5,349,910
Sirona Dental Systems, Inc.†	97,900	8,891,278
Teleflex, Inc.	14,800	1,801,012
Tornier NV†#	95,500	2,334,020
West Pharmaceutical Services, Inc.	18,500	1,012,320
Wright Medical Group, Inc.†#	25,900	637,917
Wright Medical Group, Inc. CVR†	7,700	32,417

		51,727,039

Medical-Biomedical/Gene - 25.1%

Abcam PLC	182,417	1,329,972
Acceleron Pharma, Inc.†#	63,200	2,567,816
Acorda Therapeutics, Inc.†	10,075	340,938
Advaxis, Inc.†#	121,625	1,094,625
Alexion Pharmaceuticals, Inc.†	176,840	31,896,631
Avalanche Biotechnologies, Inc.†	33,597	1,215,539
Bellicum Pharmaceuticals, Inc.†#	12,900	299,538
Bellicum Pharmaceuticals, Inc.†(2)(3)(4)	41,324	911,566
Biogen Idec, Inc.†	50,200	20,561,418
BioMarin Pharmaceutical, Inc.†	103,600	11,092,452
Bluebird Bio, Inc.†	48,000	4,575,360
Celgene Corp.†	72,580	8,820,647
Celladon Corp.†#	51,400	932,910
Exelixis, Inc.†#	409,200	1,198,956
Five Prime Therapeutics, Inc.†	35,600	916,344
Gilead Sciences, Inc.†	329,700	34,133,841
Illumina, Inc.†	7,700	1,505,042
Incyte Corp.†	227,300	19,513,705
Insmed, Inc.†	71,600	1,327,464
Intercept Pharmaceuticals, Inc.†#	7,958	1,761,663
Intrexon Corp.†#	9,500	390,070
Isis Pharmaceuticals, Inc.†	1,300	89,128
Medicines Co.†	86,350	2,483,858
Medivation, Inc.†	300	35,259
Momenta Pharmaceuticals, Inc.†	96,000	1,310,400
Novavax, Inc.†#	370,200	3,387,330
Prothena Corp. PLC†	103,287	2,745,369
Puma Biotechnology, Inc.†	81,224	17,301,524
Regeneron Pharmaceuticals, Inc.†	31,100	12,870,424
Spark Therapeutics, Inc.†#	12,700	731,393
Spark Therapeutics, Inc., Series B(2)(3)(4)	18,918	1,035,013
Sunesis Pharmaceuticals, Inc.†	145,400	322,788
Synageva BioPharma Corp.†#	28,300	2,794,059
Theravance Biopharma, Inc.†	11,700	254,241
Ultragenyx Pharmaceutical, Inc.†#	26,932	1,461,600
United Therapeutics Corp.†	31,751	4,922,993
Versartis, Inc.†#	26,600	526,946
Vertex Pharmaceuticals, Inc.†	127,594	15,238,551
Zeneca, Inc. CVR(1)(3)(4)	23,110	58,699

		213,956,072

Medical-Drugs - 21.1%

AbbVie, Inc.	189,600	11,470,800
ACADIA Pharmaceuticals, Inc.†#	146,000	5,543,620
Achaogen, Inc.†	19,200	214,464
Alkermes PLC†	200,600	14,092,150
Allergan, Inc.	159,400	37,098,756
Array BioPharma, Inc.†#	372,400	2,964,304
Astellas Pharma, Inc.	125,500	1,994,362

Bristol-Myers Squibb Co.	60,100	3,661,292
Chimerix, Inc.†#	64,300	2,602,864
Clovis Oncology, Inc.†#	60,800	4,648,768
Eisai Co., Ltd.#	67,900	3,543,004
Eli Lilly & Co.	198,600	13,935,762
Fagron†	19,669	727,230
FibroGen, Inc.†	33,300	1,059,606
Immune Design Corp.†#	18,700	412,148
Infinity Pharmaceuticals, Inc.†	11,400	173,280
Ironwood Pharmaceuticals, Inc.†	23,900	369,255
Jazz Pharmaceuticals PLC†	14,100	2,398,269
Mallinckrodt PLC†	21,544	2,514,616
Merck & Co., Inc.	58,600	3,430,444
Natco Pharma, Ltd.†	9,801	217,412
Novartis AG	15,900	1,625,274
Novartis AG ADR	17,200	1,761,280
Ophthotech Corp.†#	28,300	1,520,700
Orexigen Therapeutics, Inc.†#	337,000	1,900,680
Pacira Pharmaceuticals, Inc.†	68,200	7,827,314
Receptos, Inc.†	16,700	2,114,888
Relypsa, Inc.†#	43,900	1,703,320
Shire PLC ADR	17,400	4,209,234
Supernus Pharmaceuticals, Inc.†#	40,200	361,398
Takeda Pharmaceutical Co., Ltd.#	58,000	2,968,727
TESARO, Inc.†#	86,072	4,590,220
TherapeuticsMD, Inc.†#	140,400	711,828
Valeant Pharmaceuticals International, Inc.†	145,633	28,759,605
Vanda Pharmaceuticals, Inc.†#	147,700	1,589,252
Zoetis, Inc.	50,000	2,304,500
ZS Pharma Inc†#	28,300	1,400,001

		178,420,627

Medical-Generic Drugs - 4.9%

Actavis PLC†	102,379	29,829,145
Teva Pharmaceutical Industries, Ltd. ADR	205,600	11,723,312

		41,552,457

Medical-HMO - 11.4%

Aetna, Inc.	262,100	26,092,055
Anthem, Inc.	79,500	11,642,775
Centene Corp.†	21,800	1,339,828
Cigna Corp.	63,000	7,662,690
Humana, Inc.	114,000	18,739,320
UnitedHealth Group, Inc.	221,100	25,123,593
WellCare Health Plans, Inc.†	64,700	5,875,407

		96,475,668

Medical-Hospitals - 3.3%

Acadia Healthcare Co., Inc.†	26,580	1,680,654
Adeptus Health, Inc., Class A†#	8,400	372,540
Community Health Systems, Inc.†	31,800	1,542,936
HCA Holdings, Inc.†	201,700	14,429,618
Mediclinic International, Ltd.†	108,168	1,141,992
Universal Health Services, Inc., Class B	76,100	8,625,935

		27,793,675

Medical-Outpatient/Home Medical - 0.4%

Air Methods Corp.†	57,900	3,068,121

Medical-Wholesale Drug Distribution - 3.4%

Cardinal Health, Inc.	10,600	932,694
McKesson Corp.	123,700	28,290,190

		29,222,884

Pharmacy Services - 0.3%

Diplomat Pharmacy, Inc.†	30,500	915,000
Diplomat Pharmacy, Inc.(2)(3)(4)	59,500	1,695,750

		2,610,750

Physicians Practice Management - 0.5%

Envision Healthcare Holdings, Inc.†	21,500	787,330
MEDNAX, Inc.†	47,100	3,366,237

		4,153,567

Retail-Convenience Store - 0.1%

CP ALL PCL	494,800	612,187

Retail-Drug Store - 1.7%

CVS Health Corp.	28,900	3,001,843
Rite Aid Corp.†	1,429,000	11,403,420

		14,405,263

Therapeutics - 5.0%

Agios Pharmaceuticals, Inc.†#	3,400	364,752
Calithera Biosciences, Inc.†	11,700	178,074
Calithera Biosciences, Inc.(2)(3)(4)	16,555	239,369
Dyax Corp.†	95,100	1,436,961
Neurocrine Biosciences, Inc.†	274,135	10,704,972
Nevro Corp.†	400	16,732
Otonomy, Inc.†	3,300	122,364
Pharmacyclics, Inc.†#	132,400	28,589,132
Portola Pharmaceuticals, Inc.†	13,700	521,696
Vital Therapies, Inc.†#	13,800	305,670
Xencor, Inc.†	20,100	313,560

		42,793,282

Wireless Equipment - 0.4%

GN Store Nord A/S	145,601	3,382,160

Total Common Stocks
(cost $500,058,424)		828,621,443

CONVERTIBLE PREFERRED SECURITIES - 0.4%
Medical Information Systems - 0.0%

Doximity, Inc. Series C(1)(3)(4)	64,785	312,316

Medical-Generic Drugs - 0.4%

Actavis PLC	2,814	2,887,164

Therapeutics - 0.0%

Seres Health, Inc. Series C(1)(3)(4)	20,906	301,046

Total Convertible Preferred Securities
(cost $3,380,600)		3,500,526

WARRANTS - 0.0%
Medical Products - 0.0%

EnteroMedics, Inc. Expires 09/28/2016 (Strike price $1.90)	6,300	843
Enteromedics, Inc. Expires 06/13/2016 (Strike price $2.19)	42,300	3,219

		4,062

Medical-Drugs - 0.0%

Alexza Pharmaceuticals, Inc. Expires 10/05/2016 (Strike price $27.70)(3)(4)	1,305	4

Total Warrants
(cost $1,631)		4,066

Total Long-Term Investment Securities
(cost $503,440,655)		832,126,035

SHORT-TERM INVESTMENT SECURITIES - 7.9%
Registered Investment Companies - 7.9%

State Street Navigator Securities Lending Prime Portfolio(5)	38,908,840	38,908,840
T. Rowe Price Reserve Investment Fund	27,661,730	27,661,730

Total Short-Term Investment Securities
(cost $66,570,570)		66,570,570

TOTAL INVESTMENTS
(cost $570,011,225)(6)	105.9%	898,696,605
Liabilities in excess of other assets	(5.9)	(50,203,180)

NET ASSETS	100.0%	$848,493,425

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2015, the Health Sciences Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Bellicum Pharmaceuticals, Inc.	8/22/2014	25,045	$232,045
	12/18/2014	16,279	166,050

		41,324	398,095	$911,566	$36.40	0.11%

Calithera Biosciences, Inc.	10/7/2013	14,099	118,568
	7/1/2014	2,456	20,654

		16,555	139,222	239,369	14.46	0.03%

Diplomat Pharmacy, Inc.	1/23/2014	59,500	996,240	1,695,750	28.50	0.20%
Spark Therapeutics, Inc., Series B	5/23/2014	18,918	152,290	1,035,013	54.71	0.12%
Zeneca, Inc. CVR	7/19/2013	23,110	—	58,699	2.54	0.01%

Convertible Preferred Securities
Doximity, Inc.
Series C	4/10/2014	64,785	312,316	312,316	4.82	0.04%
Seres Health, Inc.
Series C	11/24/2014	20,906	254,284	301,046	14.40	0.03%

Warrants
Alexza Pharmaceuticals, Inc.
Expires 10/05/2016
Strike price $27.70	10/5/2009	1,305	1,631	4	0.00	0.00%

				$4,553,763		0.54%

(4)	Illiquid security. At February 28, 2015, the aggregate value of these securities was $4,553,763 representing 0.5% of net assets.
(5)	At February 28, 2015, the Fund had loaned securities with a total value of $41,338,266. This was secured by collateral of $38,908,840, which was received in cash and subsequently invested in short-term investments currently valued at $38,908,840 as reported in the portfolio of investments. Additional collateral of $4,107,095 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2015
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	08/01/2027 to 06/15/2044	$534,612
Federal National Mtg. Assoc.	2.00% to 4.00%	01/25/2032 to 02/25/2044	2,626,228
Government National Mtg. Assoc.	0.37% to 4.00%	04/20/2039 to 10/20/2044	614,286
United States Treasury Bills	zero coupon	11/12/2015 to 01/07/2016	1,262
United States Treasury Notes/Bonds	zero coupon to 6.00%	03/31/2015 to 02/15/2044	330,707

(6)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

CVR - Contingent Value Right

Written Call Options

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at February 28, 2015	Unrealized Appreciation (Depreciation)
Alkermes PLC	May-15	$75.00	120	$34,439	$45,000	$(10,561)
Chimerix, Inc.	May-15	40.00	23	11,661	10,350	1,311
Chimerix, Inc.	May-15	45.00	33	11,121	8,498	2,623
Incyte Corp.	Jun-15	90.00	101	45,251	58,580	(13,329)
Pharmacyclics, Inc.	May-15	190.00	48	35,855	164,160	(128,305)
Pharmacyclics, Inc.	May-15	200.00	73	43,590	201,115	(157,525)
Pharmacyclics, Inc.	May-15	230.00	9	13,622	9,810	3,812

			407	$195,539	$497,513	$(301,974)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$211,950,794	$1,946,579	$58,699	$213,956,072
Pharmacy Services	915,000	1,695,750	—	2,610,750
Therapeutics	42,553,913	239,369	—	42,793,282
Other Industries	569,261,339	—	—	569,261,339
Convertible Preferred Securities:
Medical Information Systems	—	—	312,316	312,316
Medical-Generic Drugs	2,887,164	—	—	2,887,164
Therapeutics	—	—	301,046	301,046
Warrants	—	4,066	—	4,066
Short-Term Investment Securities	66,570,570	—	—	66,570,570

Total Investments at Value	$894,138,780	$3,885,764	$672,061	$898,696,605

Other Financial Instruments:+
Written Call Options	$7,746	$—	$—	$7,746

LIABILITIES:
Other Financial Instruments:+
Written Call Options	$309,720	$—	$—	$309,720

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instruments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS - February 28, 2015 - (unaudited)

Security Description	Principal Amount**/Shares		Value (Note 1)
ASSET BACKED SECURITIES - 0.3%
Diversified Financial Services - 0.3%

Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.17% due 06/17/2031*		$800,000	$789,722
JPMorgan Chase Commercial Mtg. Securities Trust FRS Series 2014-FBLU, Class B 1.67% due 12/15/2028*(1)		500,000	500,273

Total Asset Backed Securities
(cost $1,303,125)			1,289,995

U.S. CORPORATE BONDS & NOTES - 17.4%
Auto-Cars/Light Trucks - 0.8%

Ford Motor Credit Co. LLC FRS Senior Notes 1.04% due 01/17/2017		500,000	500,813
Toyota Motor Credit Corp. Senior Notes 0.75% due 03/05/2017(2)		1,700,000	1,696,552
Toyota Motor Credit Corp. FRS Senior Notes 1.50% due 02/13/2020		2,000,000	1,996,664

			4,194,029

Banks-Commercial - 0.2%

Zions Bancorporation FRS Sub. Notes 5.65% due 11/15/2023		1,100,000	1,142,762

Banks-Super Regional - 0.5%

Fifth Third Bancorp FRS Sub. Notes 0.67% due 12/20/2016		700,000	695,144
Wells Fargo & Co. FRS Senior Notes 2.82% due 03/31/2021		2,000,000	2,048,374

			2,743,518

Diversified Banking Institutions - 8.6%

Bank of America Corp. FRS Senior Notes 1.29% due 01/15/2019		1,425,000	1,443,858
Bank of America Corp. FRS Senior Notes 2.42% due 11/19/2024		2,000,000	1,985,000
Bank of America Corp. FRS Senior Notes 3.42% due 02/18/2020		1,600,000	1,592,480
Citigroup, Inc. FRS Senior Notes 0.75% due 08/14/2017		1,000,000	996,577
Citigroup, Inc. FRS Senior Notes 0.96% due 11/24/2017		1,046,000	1,047,894
Citigroup, Inc. FRS Senior Notes 1.76% due 09/29/2024		2,000,000	1,930,960
Citigroup, Inc. FRS Senior Notes 3.26% due 03/30/2020		4,000,000	4,175,520
Goldman Sachs Group, Inc. FRS Senior Notes 1.04% due 12/15/2017		1,062,000	1,064,028
Goldman Sachs Group, Inc. FRS Senior Notes 1.36% due 11/15/2018		2,000,000	2,020,186
Goldman Sachs Group, Inc. FRS Senior Notes 2.16% due 08/30/2023		4,000,000	3,908,372
JPMorgan Chase & Co. FRS Senior Notes 0.71% due 11/18/2016		1,045,000	1,044,226
JPMorgan Chase & Co. FRS Senior Notes 1.26% due 06/23/2016		2,000,000	1,973,400
JPMorgan Chase & Co. FRS Senior Notes 2.01% due 12/20/2023		2,000,000	1,983,400
JPMorgan Chase & Co. FRS Senior Notes 2.76% due 02/25/2021		1,000,000	999,000
JPMorgan Chase & Co. FRS Senior Notes 2.84% due 04/28/2020		5,000,000	5,110,000
Morgan Stanley FRS Senior Notes 0.97% due 01/05/2018		884,000	885,234
Morgan Stanley FRS Senior Notes 1.51% due 02/25/2016		1,400,000	1,411,920
Morgan Stanley FRS Senior Notes 2.87% due 08/24/2023(3)		468,000	464,490
Morgan Stanley FRS Senior Notes 3.32% due 12/15/2019(3)		1,813,000	1,867,390
Morgan Stanley FRS Senior Notes 3.32% due 01/24/2020(3)		2,203,000	2,249,814
Morgan Stanley FRS Senior Notes 3.32% due 04/25/2023(3)		3,870,000	3,995,775
Morgan Stanley FRS Senior Notes 3.32% due 06/09/2023(3)		664,000	687,240
Morgan Stanley Senior Notes 5.40% due 05/15/2015*(3)	BRL	1,632,500	582,553

			43,419,317

Diversified Financial Services - 0.6%

General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016		830,000	838,563
Morgan Stanley & Co. LLC FRS Senior Notes 3.32% due 02/11/2020(3)		2,000,000	2,060,000

			2,898,563

Electric-Integrated - 0.0%

Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020		239,000	241,160

Electronic Parts Distribution - 0.0%

Arrow Electronics, Inc. Senior Notes 3.50% due 04/01/2022	128,000	127,858

Finance-Auto Loans - 0.2%

Ally Financial, Inc. Senior Notes 3.25% due 02/13/2018	1,071,000	1,071,000

Finance-Consumer Loans - 0.9%

SLM Corp. FRS Senior Notes 3.12% due 06/15/2015	424,000	423,190
SLM Corp. FRS Senior Notes 3.47% due 12/15/2020	1,317,000	1,203,475
SLM Corp. FRS Senior Notes 3.57% due 05/03/2019	3,176,000	2,974,610

		4,601,275

Finance-Investment Banker/Broker - 0.1%

Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 04/14/2011†	400,000	58,000
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 06/10/2014†	578,000	84,532
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 11/01/2014†	1,000,000	145,000

		287,532

Insurance-Life/Health - 1.8%

Allstate Life Global Funding Trusts FRS Senior Sec. Notes 1.98% due 11/25/2016	1,744,000	1,720,107
Pacific Life Global Funding FRS Senior Notes 2.88% due 06/02/2018*	300,000	290,190
Pacific Life Global Funding FRS Bonds 3.50% due 02/06/2016*	4,500,000	4,522,500
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	307,000	347,285
Prudential Financial, Inc. FRS Senior Notes 3.51% due 05/23/2018	2,000,000	2,107,660

		8,987,742

Insurance-Multi-line - 1.2%

Kemper Corp. Senior Notes 4.35% due 02/15/2025	588,000	597,252
Monumental Global Funding III FRS Senior Sec. Notes 3.50% due 05/22/2018*	5,000,000	5,431,321

		6,028,573

Metal-Copper - 0.2%

Freeport-McMoRan, Inc. Company Guar. Notes 2.30% due 11/14/2017	883,000	870,611

Oil Companies-Exploration & Production - 0.1%

Southwestern Energy Co. Senior Notes 3.30% due 01/23/2018	186,000	188,596
Southwestern Energy Co. Senior Notes 4.05% due 01/23/2020	535,000	548,101

		736,697

Paper & Related Products - 0.1%

Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	224,000	255,246

Pipelines - 0.1%

Kinder Morgan, Inc. Company Guar. Notes 2.00% due 12/01/2017	456,000	457,146

Retail-Drug Store - 0.2%

Walgreens Boots Alliance, Inc. FRS Company Guar. Notes 0.71% due 05/18/2016	1,200,000	1,201,940

Special Purpose Entity - 0.4%

Hartford Life Institutional Funding FRS Senior Sec. Notes 3.06% due 05/08/2018*(3)	2,000,000	2,031,100

Steel Pipe & Tube - 0.1%

Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	270,000	263,479

Steel-Producers - 0.5%

Glencore Funding LLC FRS Company Guar. Notes 1.61% due 01/15/2019*	2,400,000	2,386,579

Steel-Specialty - 0.4%

Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	1,880,000	2,016,041

Telecom Services - 0.4%

Qwest Corp. Senior Notes 7.20% due 11/10/2026	2,000,000	2,006,960

Total U.S. Corporate Bonds & Notes
(cost $87,634,856)		87,969,128

FOREIGN CORPORATE BONDS & NOTES - 5.7%
Banks-Commercial - 1.7%

Banco Santander Chile FRS Senior Notes 1.15% due 04/11/2017*	800,000	796,660
Barclays Bank PLC FRS Senior Notes 1.13% due 03/10/2017	2,466,000	2,414,214
BNP Paribas LLC FRS Senior Notes 2.50% due 04/03/2017	674,000	669,821
BNZ International Funding, Ltd. Company Guar. Notes 1.90% due 02/26/2018*	639,000	640,979
Industrial & Commercial Bank of China, Ltd. FRS Senior Notes 1.45% due 11/13/2017	1,800,000	1,809,882
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*	1,000,000	1,029,571
Royal Bank of Canada FRS Senior Notes 0.59% due 01/23/2017	1,000,000	1,001,660

		8,362,787

Banks-Money Center - 0.3%

ABN AMRO Bank NV VRS Sub. Notes 6.25% due 09/13/2022	1,000,000	1,090,000
Royal Bank of Scotland NV Company Guar. Notes 4.65% due 06/04/2018	300,000	314,043

		1,404,043

Diversified Banking Institutions - 2.6%

Royal Bank of Scotland PLC FRS Company Guar. Notes 3.07% due 03/31/2018	2,000,000	2,032,500
Societe Generale SA FRS Company Guar. Notes 3.60% due 05/03/2023(3)	10,000,000	9,520,000
UBS AG VRS Notes 4.75% due 05/22/2023	1,800,000	1,853,143

		13,405,643

Gold Mining - 0.4%

Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	462,000	479,361
Kinross Gold Corp. Company Guar. Notes 5.13% due 09/01/2021#	475,000	481,230
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	1,036,000	1,036,569

		1,997,160

Metal-Diversified - 0.1%

Noranda, Inc. Company Guar. Notes 6.00% due 10/15/2015	600,000	617,333

Oil & Gas Drilling - 0.0%

Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021#	204,000	180,030

Oil Companies-Integrated - 0.1%

Petrobras Global Finance BV FRS Company Guar. Notes 1.88% due 05/20/2016	250,000	237,500
Petrobras Global Finance BV FRS Company Guar. Notes 2.39% due 01/15/2019	500,000	426,250

		663,750

Petrochemicals - 0.1%

Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*	320,000	323,200

SupraNational Banks - 0.2%

Inter-American Development Bank FRS Senior Notes 0.18% due 10/15/2017	500,000	496,566
Inter-American Development Bank FRS Notes 0.29% due 01/15/2019	250,000	250,298

		746,864

Telephone-Integrated - 0.2%

Telefonica Emisiones SAU FRS Company Guar. Notes 0.90% due 06/23/2017	1,200,000	1,196,980

Total Foreign Corporate Bonds & Notes
(cost $29,425,059)		28,897,790

U.S. GOVERNMENT AGENCIES - 2.4%
Federal Home Loan Mtg. Corp. - 1.2%

Federal Home Loan Mtg. Corp. REMIC
Series 4012, Class NF
0.62% due 12/15/2038 FRS(4)	1,374,923	1,389,503
Series 3925, Class FL
0.62% due 01/15/2041 FRS(4)	1,330,513	1,344,552
Series 4001, Class FM
0.67% due 02/15/2042 FRS(4)	714,763	719,910
Series 3355, Class BF
0.87% due 08/15/2037 FRS(4)	862,440	875,486
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN1, Class M2 2.37% due 02/25/2024(4)	1,775,000	1,790,895

		6,120,346

Federal National Mtg. Assoc. - 1.1%

Federal National Mtg. Assoc. REMIC
Series 2012-93, Class BF
0.57% due 09/25/2042 FRS(4)	2,044,765	2,056,211

Series 2011-103, Class FD
0.62% due 05/25/2040 FRS(4)		3,374,525	3,385,630

			5,441,841

Government National Mtg. Assoc. - 0.1%

Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN 0.72% due 02/16/2040(4)		713,994	722,664

Total U.S. Government Agencies
(cost $12,219,294)			12,284,851

U.S. GOVERNMENT TREASURIES - 54.1%
United States Treasury Bonds TIPS (5) - 22.6%

1.38% due 02/15/2044		6,333,583	7,493,914
1.75% due 01/15/2028		20,067,153	23,516,195
2.00% due 01/15/2026		9,478,313	11,245,128
2.13% due 02/15/2040		2,607,864	3,497,798
2.13% due 02/15/2041		5,008,388	6,791,845
2.38% due 01/15/2025		3,737,880	4,537,143
2.50% due 01/15/2029		9,298,150	11,900,181
3.63% due 04/15/2028		13,068,720	18,481,013
3.88% due 04/15/2029		18,215,288	26,813,468

			114,276,685

United States Treasury Notes - 31.5%

0.07% due 01/31/2016 FRS		1,000,000	999,977
0.13% due 04/15/2016 TIPS(5)		13,858,984	14,020,316
0.13% due 04/15/2017 TIPS(5)		14,357,507	14,619,976
0.13% due 04/15/2018 TIPS(5)		14,833,600	15,108,259
0.13% due 04/15/2019 TIPS(5)		5,392,428	5,477,105
0.13% due 07/15/2022 TIPS(5)		1,021,290	1,031,662
0.13% due 01/15/2023 TIPS(5)		13,227,370	13,285,240
0.13% due 07/15/2024 TIPS(5)		5,192,828	5,196,883
0.25% due 01/15/2025 TIPS(5)		3,470,530	3,496,830
0.50% due 04/15/2015 TIPS(5)		15,172,360	15,132,062
0.63% due 07/15/2021 TIPS(5)		1,042,040	1,091,537
0.63% due 01/15/2024 TIPS(5)		1,962,773	2,046,650
1.13% due 01/15/2021 TIPS(5)		6,978,595	7,484,543
1.25% due 07/15/2020 TIPS(5)		3,230,760	3,494,522
1.38% due 07/15/2018 TIPS(5)		10,782,387	11,537,995
1.38% due 01/15/2020 TIPS(5)		6,516,480	7,031,178
1.88% due 07/15/2015 TIPS(5)		15,696,850	15,938,440
1.88% due 07/15/2019 TIPS(5)		1,649,925	1,816,594
2.00% due 01/15/2016 TIPS(5)		5,916,550	6,077,871
2.38% due 01/15/2017 TIPS(5)		4,658,440	4,946,681
2.63% due 07/15/2017 TIPS(5)		9,065,440	9,862,918

			159,697,239

Total U.S. Government Treasuries
(cost $251,979,685)			273,973,924

FOREIGN GOVERNMENT OBLIGATIONS - 11.1%
Sovereign - 11.1%

Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2015(5)	BRL	10,493,492	3,807,006
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2017(5)	BRL	9,202,575	3,329,832
Commonwealth of Australia Bonds 2.80% due 09/20/2030(5)	AUD	3,081,650	3,174,325
Commonwealth of Australia Bonds 3.45% due 09/20/2025(5)	AUD	16,080,400	16,280,426
Government of Canada Bonds 1.50% due 12/01/2044(5)	CAD	1,184,997	1,338,124
Government of Canada Bonds 4.25% due 12/01/2021(5)	CAD	17,778,021	19,381,897
United Kingdom Inflation Linked Gilt Treasury Bonds 0.13% due 03/22/2029(5)	GBP	3,806,665	6,566,286
United Kingdom Inflation Linked Gilt Treasury Bonds 0.13% due 03/22/2044(5)	GBP	1,168,354	2,258,133

Total Foreign Government Obligations
(cost $61,572,665)			56,136,029

PREFERRED SECURITIES - 2.3%
Banks-Commercial - 0.2%

HSBC USA, Inc. FRS Series F 3.50%#		40,000	886,400

Banks-Money Center - 0.1%

UBS Preferred Funding Trust IV FRS 0.87%#		21,000	415,170

Banks-Super Regional - 0.2%

Wells Fargo & Co. FRS 5.85%		40,000	1,033,600

Diversified Banking Institutions - 0.1%

JPMorgan Chase & Co. Series Y 6.13		25,000	628,000

Electric-Integrated - 0.2%

Southern California Edison Co. FRS 3.78%		10,000	1,010,000

Finance-Consumer Loans - 0.6%

SLM Corp. FRS 3.32%#		84,412	2,075,691
SLM Corp. FRS 3.37%		33,871	811,549

			2,887,240

Insurance-Life/Health - 0.9%

Principal Financial Group, Inc. FRS 5.56%		11,000	1,107,260

Prudential Financial, Inc. FRS 2.31%	138,486	3,671,264

		4,778,524

Total Preferred Securities
(cost $11,392,238)		11,638,934

PREFERRED SECURITIES/CAPITAL SECURITIES - 3.5%
Banks-Commercial - 0.1%

Banco do Brasil SA VRS 9.00% due 06/18/2024*#(6)	800,000	676,000

Banks-Fiduciary - 0.1%

UBS Preferred Funding Trust V FRS 6.24% due 05/15/2016#(6)	600,000	622,500

Banks-Money Center - 0.1%

RBS Capital Trust IV FRS 2.06% due 03/31/2015(6)	500,000	499,500

Banks-Super Regional - 0.2%

PNC Preferred Funding Trust II FRS 1.46% due 03/15/2017*(6)	1,000,000	940,000

Diversified Banking Institutions - 0.9%

BAC Capital Trust XIV FRS 4.00% due 03/23/2015(6)	1,800,000	1,440,000
Credit Suisse Group AG VRS 6.25% due 12/18/2024*(6)	500,000	495,450
Deutsche Bank AG VRS 7.50% due 04/30/2025(6)	1,200,000	1,213,500
HSBC Holdings PLC VRS 5.63% due 01/17/2020(6)	534,000	540,675
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(6)	135,000	139,792
Societe Generale SA VRS 6.00% due 01/27/2020*#(6)	700,000	665,084

		4,494,501

Electric-Integrated - 0.4%

Dominion Resources, Inc. FRS 2.56% due 09/30/2066	1,200,000	1,115,647
NextEra Energy Capital Holdings, Inc. FRS 6.35% due 10/01/2066	1,000,000	990,000

		2,105,647

Finance-Credit Card - 0.1%

American Express Co. FRS 5.20% due 11/15/2019(6)	525,000	532,219

Insurance-Multi-line - 1.0%

Genworth Holdings, Inc. FRS 6.15% due 11/15/2066#	800,000	514,000
XL Group PLC FRS 6.50% due 04/15/2017(6)	4,083,000	3,593,040
ZFS Finance USA Trust V FRS 6.50% due 05/09/2067*	1,000,000	1,063,750

		5,170,790

Insurance-Reinsurance - 0.2%

Swiss Re Capital I LP FRS 6.85% due 05/25/2016*(6)	1,000,000	1,049,500

Pipelines - 0.1%

DCP Midstream LLC FRS 5.85% due 05/21/2043*	493,000	395,633

Special Purpose Entity - 0.3%

Goldman Sachs Capital III FRS 4.00% due 04/06/2015(6)	1,900,000	1,463,000

Total Preferred Securities/Capital Securities
(cost $18,921,365)		17,949,290

Total Long-Term Investment Securities
(cost $474,448,287)		490,139,941

SHORT-TERM INVESTMENT SECURITIES - 3.3%
Registered Investment Companies - 0.6%
State Street Navigator Securities Lending Prime Portfolio(7)	3,015,100	3,015,100

Time Deposits - 2.7%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/02/2015	13,909,000	13,909,000

Total Short-Term Investment Securities
(cost $16,924,100)		16,924,100

TOTAL INVESTMENTS (cost $491,372,387) (8)	100.1%	507,064,041
Liabilities in excess of other assets	(0.1)	(392,699)

NET ASSETS	100.0%	$506,671,342

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2015, the aggregate value of these securities was $24,957,350 representing 4.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Commercial Mortgage Backed Security
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of February 28, 2015.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	Collateralized Mortgage Obligation
(5)	Principal amount of security is adjusted for inflation.
(6)	Perpetual maturity - maturity date reflects the next call date.

(7)	At February 28, 2015, the Fund had loaned securities with a total value of $2,952,647. This was secured by collateral of $3,015,100, which was received in cash and subsequently invested in short-term investments currently valued at $3,015,100 as reported in the portfolio of investments.
(8)	See Note 5 for cost of investments on a tax basis.

AUD - Australian Dollar

BRL - Brazilian Dollar

CAD - Canadian Dollar

GBP - British Pound

REMIC - Real Estate Mortgage Investment Conduit

TIPS - Treasury Inflation Protected Security

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of February 28, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value *
Asset Backed Securities	$—	$1,289,995	$—	$1,289,995
U.S. Corporate Bonds & Notes:
Diversified Banking Institutions	—	33,572,055	9,847,262	43,419,317
Diversified Financial Services	—	838,563	2,060,000	2,898,563
Special Purpose Entity	—	—	2,031,100	2,031,100
Other Industries	—	39,620,148	—	39,620,148
Foreign Corporate Bonds & Notes:
Diversified Banking Institutions	—	3,885,643	9,520,000	13,405,643
Other Industries	—	15,492,147	—	15,492,147
U.S. Government Agencies	—	12,284,851	—	12,284,851
U.S. Government Treasuries	—	273,973,924	—	273,973,924
Foreign Government Obligations	—	56,136,029	—	56,136,029
Preferred Securities	11,638,934	—	—	11,638,934
Preferred Securities/Capital Securities	—	17,949,290	—	17,949,290
Short-Term Investment Securities:
Registered Investment Companies	3,015,100	—	—	3,015,100
Time Deposits	—	13,909,000	—	13,909,000

Total Investments at Value	$14,654,034	$468,951,645	$23,458,362	$507,064,041

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $11,324,709 were transferred from Level 2 to Level 3 following a reassessment of inputs. There were no additional material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 5/31/2014	$725,053	$11,751,600
Accrued discounts	432	1,065
Accrued premiums	(15,381)	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation (1)	—	—
Change in unrealized depreciation (1)	(211,451)	(200,165)
Net purchases	2,115,000	—
Net sales	—	—
Transfers into Level 3	11,324,709	—
Transfers out of Level 3	—	(2,032,500)

Balance as of 02/28/2015	$13,938,362	$9,520,000

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at February 28, 2015 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
$(211,451)	$(180,000)

Any difference between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at February 28, 2015.

The Fund’s securities classified as Level 3, with a fair value of $23,458,362 at February 28, 2015, are attributable to valuations from a single broker which were deemed to be indicative quotes (which do not necessarily represent prices the broker may be willing to trade on).

See Notes to Portfolio of Investments

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2015 – (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.3%
Australia - 7.2%

AGL Energy, Ltd.	50,755	$596,883
ALS, Ltd.#	30,987	138,258
Alumina, Ltd.	197,532	284,007
Amcor, Ltd.	93,991	1,003,253
AMP, Ltd.	227,997	1,193,651
APA Group#	84,538	607,073
Asciano, Ltd.	76,186	385,766
ASX, Ltd.#	14,935	515,123
Aurizon Holdings, Ltd.	161,995	598,737
AusNet Services	131,509	150,545
Australia & New Zealand Banking Group, Ltd.	210,925	5,824,627
Bank of Queensland, Ltd.	27,861	303,918
Bendigo and Adelaide Bank, Ltd.	33,627	336,860
BGP Holdings PLC†(1)(2)	835,027	0
BHP Billiton, Ltd.	246,625	6,484,786
Boral, Ltd.	61,189	293,572
Brambles, Ltd.	121,910	1,057,392
Caltex Australia, Ltd.	10,464	301,225
Coca-Cola Amatil, Ltd.	44,505	362,020
Cochlear, Ltd.#	4,434	313,281
Commonwealth Bank of Australia	124,080	8,912,208
Computershare, Ltd.	36,757	361,322
Crown Resorts, Ltd.	28,179	336,892
CSL, Ltd.	36,297	2,616,155
Dexus Property Group	72,260	446,065
Federation Centres	111,339	259,261
Flight Centre Travel Group, Ltd.#	4,399	141,826
Fortescue Metals Group, Ltd.#	128,473	249,968
Goodman Group	133,938	653,073
GPT Group	130,772	480,271
Harvey Norman Holdings, Ltd.†	41,371	142,887
Healthscope, Ltd.	85,336	195,377
Iluka Resources, Ltd.	32,753	201,163
Incitec Pivot, Ltd.	129,131	410,675
Insurance Australia Group, Ltd.†	181,806	866,586
Leighton Holdings, Ltd.	7,987	137,490
Lend Lease Group	42,775	579,913
Macquarie Group, Ltd.	22,533	1,282,867
Medibank Private, Ltd.†	210,107	418,653
Mirvac Group	287,211	466,808
National Australia Bank, Ltd.	181,452	5,373,713
Newcrest Mining, Ltd.†	58,287	655,399
Novion Property Group	164,245	315,719
Orica, Ltd.	29,022	449,474
Origin Energy, Ltd.	84,611	807,265
Platinum Asset Management, Ltd.	17,244	111,030
Qantas Airways, Ltd.†	42,254	95,420
QBE Insurance Group, Ltd.	103,202	1,047,540
Ramsay Health Care, Ltd.	10,350	541,053
REA Group, Ltd.#	4,157	159,198
Rio Tinto, Ltd.	33,396	1,680,820
Santos, Ltd.	74,449	461,905
Scentre Group	404,061	1,218,731
Seek, Ltd.	25,888	349,758
Sonic Healthcare, Ltd.#	29,633	450,138
Stockland†	180,497	661,479
Suncorp Group, Ltd.	99,549	1,087,471
Sydney Airport	84,807	341,944
Tabcorp Holdings, Ltd.	58,533	231,890
Tatts Group, Ltd.	108,548	337,581
Telstra Corp., Ltd.	325,547	1,620,416
Toll Holdings, Ltd.	53,638	374,700
TPG Telecom, Ltd.	21,960	130,756
Transurban Group	134,455	961,328
Treasury Wine Estates, Ltd.	50,378	213,754
Wesfarmers, Ltd.	86,534	2,965,035
Westfield Corp.†	150,757	1,155,633
Westpac Banking Corp.	238,355	7,077,524
Woodside Petroleum, Ltd.	56,890	1,563,887
Woolworths, Ltd.#	97,394	2,337,144
WorleyParsons, Ltd.	15,753	123,094

		74,811,236

Austria - 0.2%

Andritz AG	5,683	327,835
Erste Group Bank AG	21,641	567,171
IMMOFINANZ AG†	74,676	227,885
OMV AG#	11,211	322,988
Raiffeisen Bank International AG#	9,092	137,355
Vienna Insurance Group AG Wiener Versicherung Gruppe†	2,968	131,259
Voestalpine AG	8,648	338,037

		2,052,530

Belgium - 1.3%

Ageas	17,224	620,543
Anheuser-Busch InBev NV	61,629	7,841,428
Belgacom SA#	11,801	443,917
Colruyt SA	5,803	271,638
Delhaize Group SA	8,072	724,264
Groupe Bruxelles Lambert SA	6,303	551,644
KBC Groep NV†	19,283	1,169,994
Solvay SA	4,600	683,605
Telenet Group Holding NV†#	4,104	235,370
UCB SA	9,717	743,225
Umicore SA#	7,186	313,658

		13,599,286

Bermuda - 0.2%

Cheung Kong Infrastructure Holdings, Ltd.	46,000	391,449
First Pacific Co., Ltd.	182,000	184,915
Kerry Properties, Ltd.	49,500	164,983
Li & Fung, Ltd.	446,000	457,168
Noble Group, Ltd.	333,000	238,232
NWS Holdings, Ltd.	114,000	205,782
Seadrill, Ltd.#	28,740	331,786
Shangri-La Asia, Ltd.	80,000	107,893
Yue Yuen Industrial Holdings, Ltd.	55,000	213,453

		2,295,661

Cayman Islands - 0.2%

ASM Pacific Technology, Ltd.#	18,500	186,531
HKT Trust and HKT, Ltd.	204,000	269,342
MGM China Holdings, Ltd.	73,600	170,624
Sands China, Ltd.	185,600	845,943
WH Group, Ltd.†#*	280,500	156,239
Wynn Macau, Ltd.#	120,400	314,358

		1,943,037

Denmark - 1.5%

AP Moeller - Maersk A/S, Series A	295	656,499
AP Moeller - Maersk A/S, Series B	548	1,263,086
Carlsberg A/S, Class B	8,260	706,666
Coloplast A/S, Class B	8,636	689,621
Danske Bank A/S	50,500	1,337,397
DSV A/S	14,033	453,288
ISS A/S†	9,042	282,037

Novo Nordisk A/S, Class B	153,816	7,374,329
Novozymes A/S, Class B	18,636	904,077
Pandora A/S	8,943	816,060
TDC A/S	62,075	491,041
Tryg A/S	1,668	207,487
Vestas Wind Systems A/S†	17,117	721,551
William Demant Holding A/S†	1,754	143,878

		16,047,017

Finland - 0.9%

Elisa Oyj	11,218	305,176
Fortum Oyj†	34,254	780,438
Kone Oyj, Class B#	24,104	1,110,772
Metso Oyj	8,711	280,256
Neste Oil Oyj#	9,796	255,310
Nokia Oyj†	287,278	2,309,823
Nokian Renkaat Oyj#	8,774	259,701
Orion Oyj, Class B	7,747	252,189
Sampo Oyj, Class A	34,169	1,724,481
Stora Enso Oyj, Class R	42,854	411,461
UPM-Kymmene Oyj	41,298	775,018
Wartsila Oyj Abp	11,451	519,105

		8,983,730

France - 9.1%

Accor SA	13,405	702,416
Aeroports de Paris	2,302	280,532
Air Liquide SA	26,301	3,475,935
Alcatel-Lucent†	218,838	856,383
Alstom SA†	16,675	551,408
Arkema SA	4,967	371,963
AtoS	6,139	437,403
AXA SA	139,186	3,534,106
BNP Paribas SA	80,934	4,717,750
Bollore SA	42,238	231,795
Bouygues SA	12,924	512,410
Bureau Veritas SA	17,398	410,022
Cap Gemini SA	11,129	900,044
Carrefour SA	48,040	1,589,390
Casino Guichard Perrachon SA	4,374	411,646
Christian Dior SE	4,195	813,777
Cie de Saint-Gobain	34,610	1,558,315
Cie Generale des Etablissements Michelin	14,446	1,389,935
CNP Assurances	13,363	221,541
Credit Agricole SA	77,324	1,087,675
Danone SA	44,511	3,104,660
Dassault Systemes	9,964	697,223
Edenred	15,896	433,682
Electricite de France SA	18,697	516,795
Essilor International SA	15,747	1,840,585
Eurazeo SA	2,968	218,843
Eutelsat Communications SA	11,799	403,174
Fonciere Des Regions	2,208	228,308
GDF Suez	110,824	2,464,850
Gecina SA†	2,169	285,077
Groupe Eurotunnel SE	36,473	498,761
Hermes International#	2,005	646,969
ICADE	2,881	258,209
Iliad SA	2,047	531,556
Imerys SA	2,665	199,901
JCDecaux SA	5,180	191,899
Kering	5,771	1,175,363
Klepierre	7,869	384,726
L’Oreal SA	19,293	3,502,951
Lafarge SA	14,268	1,059,225
Lagardere SCA	9,521	273,713
Legrand SA	20,150	1,113,914
LVMH Moet Hennessy Louis Vuitton SE	21,396	3,924,290
Natixis SA	71,670	518,909
Numericable SFR SA†	7,476	463,477
Orange SA	141,758	2,585,739
Pernod Ricard SA	16,393	1,943,609
Peugeot SA†	30,558	511,742
Publicis Groupe SA	14,170	1,155,495
Remy Cointreau SA	1,868	137,192
Renault SA	14,699	1,412,140
Rexel SA	20,699	404,430
Safran SA	20,750	1,460,556
Sanofi	91,102	8,940,814
Schneider Electric SE	40,163	3,235,099
SCOR SE	11,847	390,563
Societe BIC SA	2,238	334,843
Societe Generale SA	55,414	2,561,986
Sodexo SA	7,379	743,668
Suez Environnement Co.	21,762	388,305
Technip SA	7,801	508,244
Thales SA	7,184	413,298
Total SA	163,594	8,830,376
Unibail-Rodamco SE	7,523	2,168,635
Valeo SA	5,872	883,808
Vallourec SA	8,558	203,029
Veolia Environnement SA	31,753	618,278
Vinci SA	35,943	2,132,571
Vivendi SA	93,127	2,273,424
Wendel SA	2,485	302,694
Zodiac Aerospace	14,647	527,126

		94,059,170

Germany - 8.4%

adidas AG#	16,215	1,259,835
Allianz SE	34,991	5,857,840
Axel Springer SE	3,084	198,959
BASF SE†	70,144	6,723,067
Bayer AG	63,382	9,365,994
Bayerische Motoren Werke AG#	25,357	3,206,460
Beiersdorf AG#	7,835	680,641
Brenntag AG	11,672	682,466
Celesio AG	3,931	121,390
Commerzbank AG†	75,080	1,012,841
Continental AG#	8,440	2,014,572
Daimler AG#	73,582	7,123,402
Deutsche Annington Immobilien SE	26,173	1,009,735
Deutsche Bank AG#	105,766	3,476,750
Deutsche Boerse AG	14,904	1,215,850
Deutsche Lufthansa AG	18,384	269,501
Deutsche Post AG	74,042	2,521,330
Deutsche Telekom AG	243,167	4,536,175
Deutsche Wohnen AG (BR)	22,489	619,972
E.ON SE#	153,272	2,477,593
Fraport AG Frankfurt Airport Services Worldwide	2,902	175,234
Fresenius Medical Care AG & Co. KGaA	16,752	1,371,669
Fresenius SE & Co. KGaA	29,283	1,677,125
GEA Group AG†#	13,910	688,017
Hannover Rueck SE	4,685	451,663
HeidelbergCement AG	10,976	873,668
Henkel AG & Co. KGaA	9,123	959,757
Hugo Boss AG†	4,280	550,797
Infineon Technologies AG	87,377	1,011,526

K+S AG	13,462	434,239
Kabel Deutschland Holding AG†	1,703	236,312
LANXESS AG	7,163	369,005
Linde AG	14,239	2,896,829
MAN SE#	2,728	292,455
Merck KGaA	9,795	1,010,613
Metro AG#	12,621	422,506
Muenchener Rueckversicherungs-Gesellschaft AG	13,281	2,756,921
OSRAM Licht AG#	7,019	321,882
ProSiebenSat.1 Media AG	16,677	819,186
RWE AG#	37,591	1,051,024
SAP SE	70,325	4,945,332
Siemens AG	60,735	6,784,317
Symrise AG	9,400	597,904
Telefonica Deutschland Holding AG#	45,185	248,574
ThyssenKrupp AG#	34,514	918,839
TUI AG	16,390	297,825
United Internet AG	9,138	409,802
Volkswagen AG	2,303	570,457

		87,517,851

Guernsey - 0.1%

Friends Life Group, Ltd.	109,811	696,945

Hong Kong - 2.6%

AIA Group, Ltd.	923,800	5,425,500
Bank of East Asia, Ltd.#	96,600	395,452
BOC Hong Kong Holdings, Ltd.#	289,000	1,017,264
Cathay Pacific Airways, Ltd.	90,000	201,913
Cheung Kong Holdings, Ltd.	105,000	2,078,122
CLP Holdings, Ltd.	145,000	1,304,024
Galaxy Entertainment Group, Ltd.	178,000	901,957
Hang Lung Properties, Ltd.	171,000	483,954
Hang Seng Bank, Ltd.	58,900	1,071,558
Henderson Land Development Co., Ltd.	80,000	545,140
Hong Kong & China Gas Co., Ltd.	484,000	1,092,086
Hong Kong Exchanges and Clearing, Ltd.	85,000	1,961,758
Hutchison Whampoa, Ltd.	162,000	2,214,085
Hysan Development Co., Ltd.	47,000	225,128
Link REIT	178,000	1,133,758
MTR Corp., Ltd.	109,500	508,265
New World Development Co., Ltd.	398,000	467,493
PCCW, Ltd.	310,000	197,852
Power Assets Holdings, Ltd.	105,500	1,084,137
Sino Land Co., Ltd.	226,000	368,906
SJM Holdings, Ltd.	148,000	213,724
Sun Hung Kai Properties, Ltd.	129,000	2,017,548
Swire Pacific, Ltd., Class A	48,000	654,787
Swire Properties, Ltd.	88,800	293,680
Techtronic Industries Co., Ltd.	104,500	361,098
Wharf Holdings, Ltd.	112,000	816,628
Wheelock & Co., Ltd.	67,000	358,506

		27,394,323

Ireland - 0.4%

Bank of Ireland†	2,119,954	806,594
CRH PLC	62,285	1,764,457
James Hardie Industries PLC CDI	35,168	416,051
Kerry Group PLC, Class A	12,203	887,625
Ryanair Holdings PLC	14,287	161,877

		4,036,604

Isle of Man - 0.0%

Genting Singapore PLC#	469,000	338,970

Israel - 0.5%

Bank Hapoalim BM	81,463	369,334
Bank Leumi Le-Israel BM†	102,146	354,893
Bezeq The Israeli Telecommunication Corp., Ltd.	147,227	236,098
Delek Group, Ltd.	361	85,550
Israel Chemicals, Ltd.	34,306	239,848
Israel Corp., Ltd.	207	70,413
Mizrahi Tefahot Bank, Ltd.†	10,606	110,095
NICE Systems, Ltd.†	4,513	261,709
Teva Pharmaceutical Industries, Ltd.	65,786	3,691,064

		5,419,004

Italy - 2.1%

Assicurazioni Generali SpA	90,574	1,864,966
Atlantia SpA	32,184	847,805
Banca Monte dei Paschi di Siena SpA†	324,137	223,439
Banco Popolare SC†#	28,292	436,277
Enel Green Power SpA	135,300	289,491
Enel SpA†	506,334	2,333,313
Eni SpA	195,650	3,651,955
Exor SpA	7,743	344,773
Finmeccanica SpA†	30,471	368,947
Intesa Sanpaolo SpA	969,103	3,236,073
Intesa Sanpaolo SpA RSP	72,633	219,456
Luxottica Group SpA	12,980	801,069
Mediobanca SpA	46,173	425,502
Pirelli & C. SpA	18,387	281,685
Prysmian SpA	15,708	314,295
Saipem SpA†#	20,254	208,180
Snam SpA	157,294	795,962
Telecom Italia SpA†#	789,877	942,250
Telecom Italia SpA RSP	471,452	461,895
Terna Rete Elettrica Nazionale SpA	117,022	527,742
UniCredit SpA	339,203	2,256,634
Unione di Banche Italiane SCpA	66,263	519,803
UnipolSai SpA	69,887	205,997

		21,557,509

Japan - 21.1%

ABC-Mart, Inc.†#	1,900	106,734
ACOM Co., Ltd.†#	30,900	99,190
Advantest Corp.	11,800	156,150
Aeon Co., Ltd.#	48,800	521,961
AEON Financial Service Co., Ltd.#	8,600	197,342
Aeon Mall Co., Ltd.	8,700	168,218
Air Water, Inc.	12,000	209,956
Aisin Seiki Co., Ltd.	14,700	541,304
Ajinomoto Co., Inc.	43,000	825,672
Alfresa Holdings Corp.†	13,500	188,013
Amada Co., Ltd.	26,000	245,818
ANA Holdings, Inc.	90,000	244,364
Aozora Bank, Ltd.#	88,000	317,057
Asahi Glass Co., Ltd.#	78,000	491,636
Asahi Group Holdings, Ltd.	29,600	914,662
Asahi Kasei Corp.	96,000	991,900
Asics Corp.	12,400	324,447
Astellas Pharma, Inc.	164,900	2,620,480
Bandai Namco Holdings, Inc.	13,600	246,818
Bank of Kyoto, Ltd.†	26,000	254,512
Bank of Yokohama, Ltd.	88,000	545,398
Benesse Holdings, Inc.	5,000	159,248
Bridgestone Corp.	50,100	1,919,819
Brother Industries, Ltd.	18,000	303,348
Calbee, Inc.	5,500	207,816
Canon, Inc.	87,000	2,828,364

Casio Computer Co., Ltd.#	16,100	281,826
Central Japan Railway Co.	11,000	2,045,977
Chiba Bank, Ltd.†	56,000	421,785
Chiyoda Corp.#	11,000	89,287
Chubu Electric Power Co., Inc.†	49,700	612,395
Chugai Pharmaceutical Co., Ltd.	17,100	521,041
Chugoku Bank, Ltd.†	12,900	198,528
Chugoku Electric Power Co., Inc.†#	22,900	301,505
Citizen Holdings Co., Ltd.	20,200	153,157
COLOPL, Inc.#	3,779	92,560
Credit Saison Co., Ltd.#	11,300	214,995
Dai Nippon Printing Co., Ltd.	43,000	416,610
Dai-ichi Life Insurance Co., Ltd.	82,200	1,242,706
Daicel Corp.	20,000	259,478
Daihatsu Motor Co., Ltd.#	14,700	210,377
Daiichi Sankyo Co., Ltd.	48,500	758,972
Daikin Industries, Ltd.	17,900	1,166,698
Daito Trust Construction Co., Ltd.	5,400	583,900
Daiwa House Industry Co., Ltd.#	46,200	908,552
Daiwa Securities Group, Inc.	127,000	1,024,387
Denso Corp.	37,300	1,751,736
Dentsu, Inc.	16,700	727,331
Don Quijote Holdings Co., Ltd.#	4,500	349,467
East Japan Railway Co.	25,900	2,172,677
Eisai Co., Ltd.	19,200	1,001,851
Electric Power Development Co., Ltd.	9,000	300,564
FamilyMart Co., Ltd.#	4,500	203,135
FANUC Corp.	14,700	2,819,574
Fast Retailing Co., Ltd.	4,200	1,626,633
Fuji Electric Co., Ltd.	43,000	207,047
Fuji Heavy Industries, Ltd.	45,400	1,541,228
FUJIFILM Holdings Corp.	35,500	1,223,396
Fujitsu, Ltd.	140,000	843,687
Fukuoka Financial Group, Inc.#	58,000	310,788
GungHo Online Entertainment, Inc.#	31,300	107,539
Gunma Bank, Ltd.†	28,000	200,125
Hachijuni Bank, Ltd.†	31,000	231,933
Hakuhodo DY Holdings, Inc.†#	17,900	197,817
Hamamatsu Photonics KK	5,300	295,072
Hankyu Hanshin Holdings, Inc.†	87,000	550,545
Hikari Tsushin, Inc.	1,200	77,843
Hino Motors, Ltd.	19,300	293,957
Hirose Electric Co., Ltd.†#	2,300	302,052
Hiroshima Bank, Ltd.†	38,000	208,702
Hisamitsu Pharmaceutical Co., Inc.	4,300	160,497
Hitachi Chemical Co., Ltd.†	8,000	176,619
Hitachi Construction Machinery Co., Ltd.	8,300	153,546
Hitachi High-Technologies Corp.	4,700	145,371
Hitachi Metals, Ltd.	17,000	273,847
Hitachi, Ltd.	369,000	2,523,235
Hokuhoku Financial Group, Inc.†	92,000	217,647
Hokuriku Electric Power Co.†	13,000	173,333
Honda Motor Co., Ltd.	124,900	4,123,658
Hoya Corp.	32,800	1,323,653
Hulic Co., Ltd.†	18,400	200,881
Ibiden Co., Ltd.	9,100	153,131
Idemitsu Kosan Co., Ltd.#	6,700	117,786
IHI Corp.	104,000	484,247
Iida Group Holdings Co., Ltd.†#	12,400	171,760
Inpex Corp.	64,900	769,577
Isetan Mitsukoshi Holdings, Ltd.#	25,600	391,410
Isuzu Motors, Ltd.	46,200	670,841
ITOCHU Corp.	120,700	1,352,042
ITOCHU Techno-Solutions Corp.	1,700	66,792
Iyo Bank, Ltd.†	18,600	231,674
J. Front Retailing Co., Ltd.#	18,400	263,637
Japan Airlines Co., Ltd.	9,300	286,094
Japan Display, Inc.†	26,800	109,552
Japan Exchange Group, Inc.	19,900	560,610
Japan Prime Realty Investment Corp.#	59	211,833
Japan Real Estate Investment Corp.	91	453,383
Japan Retail Fund Investment Corp.	176	377,379
Japan Tobacco, Inc.	84,100	2,651,830
JFE Holdings, Inc.	37,800	944,013
JGC Corp.	15,000	307,712
Joyo Bank, Ltd.#	51,000	273,705
JSR Corp.	13,700	250,694
JTEKT Corp.	15,600	244,514
JX Holdings, Inc.	176,100	713,821
Kajima Corp.#	63,000	298,608
Kakaku.com, Inc.†#	11,300	187,412
Kamigumi Co., Ltd.	17,000	165,701
Kaneka Corp.	21,000	139,210
Kansai Electric Power Co., Inc.†#	54,000	484,589
Kansai Paint Co., Ltd.	17,000	306,107
Kao Corp.	39,800	1,779,979
Kawasaki Heavy Industries, Ltd.	109,000	516,639
KDDI Corp.	44,900	3,111,565
Keihan Electric Railway Co., Ltd.	38,000	239,197
Keikyu Corp.#	35,000	284,681
Keio Corp.†	44,000	365,609
Keisei Electric Railway Co., Ltd.†#	20,000	270,846
Keyence Corp.	3,500	1,787,670
Kikkoman Corp.	12,000	347,586
Kintetsu Corp.	140,000	543,030
Kirin Holdings Co., Ltd.	62,900	822,629
Kobe Steel, Ltd.	234,000	461,643
Koito Manufacturing Co., Ltd.†	7,400	236,924
Komatsu, Ltd.	71,600	1,490,058
Konami Corp.	7,600	153,620
Konica Minolta, Inc.	37,200	379,386
Kubota Corp.	85,000	1,381,672
Kuraray Co., Ltd.	26,500	364,410
Kurita Water Industries, Ltd.	7,700	190,593
Kyocera Corp.	24,600	1,242,287
Kyowa Hakko Kirin Co., Ltd.	16,000	193,271
Kyushu Electric Power Co., Inc.†#	33,000	284,966
Lawson, Inc.#	4,900	320,318
LIXIL Group Corp.	20,400	486,019
M3, Inc.†	14,900	331,070
Mabuchi Motor Co., Ltd.	3,600	182,370
Makita Corp.	9,200	437,601
Marubeni Corp.	125,000	768,025
Marui Group Co., Ltd.	18,300	214,322
Maruichi Steel Tube, Ltd.†	3,500	83,386
Mazda Motor Corp.	41,700	890,994
McDonald’s Holdings Co. Japan, Ltd.#	5,000	110,303
Medipal Holdings Corp.†	10,300	130,876
MEIJI Holdings Co., Ltd.	4,600	548,731
Minebea Co., Ltd.†	24,000	362,332
Miraca Holdings, Inc.	4,300	206,328
Mitsubishi Chemical Holdings Corp.	105,000	584,489
Mitsubishi Corp.	106,000	2,118,228
Mitsubishi Electric Corp.	148,000	1,733,317
Mitsubishi Estate Co., Ltd.	96,000	2,241,806
Mitsubishi Gas Chemical Co., Inc.	28,000	144,886
Mitsubishi Heavy Industries, Ltd.	232,000	1,285,236
Mitsubishi Logistics Corp.†	8,000	123,051
Mitsubishi Materials Corp.	84,000	289,304
Mitsubishi Motors Corp.	50,000	442,633
Mitsubishi Tanabe Pharma Corp.	17,100	287,895

Mitsubishi UFJ Financial Group, Inc.	977,900	6,357,474
Mitsubishi UFJ Lease & Finance Co., Ltd.†#	38,300	185,057
Mitsui & Co., Ltd.	130,700	1,816,416
Mitsui Chemicals, Inc.	61,000	187,653
Mitsui Fudosan Co., Ltd.	71,000	1,950,608
Mitsui OSK Lines, Ltd.#	83,000	296,267
Mixi, Inc.#	2,800	102,871
Mizuho Financial Group, Inc.	1,771,200	3,264,782
MS&AD Insurance Group Holdings, Inc.	38,500	1,063,034
Murata Manufacturing Co., Ltd.	15,700	1,935,185
Nabtesco Corp.	8,800	236,138
Nagoya Railroad Co Ltd#	63,000	266,483
NEC Corp.	199,000	605,526
Nexon Co., Ltd.	10,000	103,490
NGK Insulators, Ltd.	20,000	389,718
NGK Spark Plug Co., Ltd.	14,000	396,740
NH Foods, Ltd.†	12,000	273,154
NHK Spring Co., Ltd.†	12,200	126,768
Nidec Corp.	16,600	1,120,127
Nikon Corp.#	26,100	337,091
Nintendo Co., Ltd.	8,000	854,671
Nippon Building Fund, Inc.	105	526,646
Nippon Electric Glass Co., Ltd.	29,000	144,970
Nippon Express Co., Ltd.	65,000	363,511
Nippon Paint Holdings Co., Ltd.#	12,000	416,301
Nippon Prologis REIT, Inc.	101	233,028
Nippon Steel & Sumitomo Metal Corp.	583,000	1,548,818
Nippon Telegraph & Telephone Corp.	28,800	1,786,382
Nippon Yusen KK	123,000	369,129
Nissan Motor Co., Ltd.	191,600	2,024,513
Nisshin Seifun Group, Inc.†	16,200	193,384
Nissin Foods Holdings Co., Ltd.	4,500	223,072
Nitori Holdings Co., Ltd.	5,200	344,276
Nitto Denko Corp.	12,100	766,713
NOK Corp.†	7,200	210,658
Nomura Holdings, Inc.	276,700	1,700,100
Nomura Real Estate Holdings, Inc.	9,500	167,724
Nomura Research Institute, Ltd.†	8,500	297,367
NSK, Ltd.	35,000	487,440
NTT Data Corp.	9,400	387,787
NTT DOCOMO, Inc.	117,800	2,092,089
NTT Urban Development Corp.	8,700	89,091
Obayashi Corp.	49,000	334,654
Odakyu Electric Railway Co., Ltd.	47,000	489,939
Oji Holdings Corp.†	60,000	253,292
Olympus Corp.†	18,400	666,784
Omron Corp.	15,700	692,966
Ono Pharmaceutical Co., Ltd.	6,200	616,761
Oracle Corp. Japan	2,800	122,416
Oriental Land Co., Ltd.	3,800	1,023,816
ORIX Corp.	100,600	1,426,691
Osaka Gas Co., Ltd.	143,000	589,811
Otsuka Corp.	3,600	142,646
Otsuka Holdings Co., Ltd.	29,900	895,938
Panasonic Corp.	167,130	2,088,688
Park24 Co., Ltd.	7,600	143,328
Rakuten, Inc.#	61,600	1,025,766
Recruit Holdings Co., Ltd.†	10,861	340,016
Resona Holdings, Inc.	170,600	957,784
Ricoh Co., Ltd.	53,800	534,515
Rinnai Corp.	2,700	190,044
Rohm Co., Ltd.	7,200	464,050
Sankyo Co., Ltd.	3,600	135,724
Sanrio Co., Ltd.#	3,600	105,931
Santen Pharmaceutical Co., Ltd.	5,600	374,972
SBI Holdings, Inc.#	15,200	189,452
Secom Co., Ltd.	16,200	1,008,497
Sega Sammy Holdings, Inc.#	13,800	209,841
Seibu Holdings, Inc.#	9,200	234,566
Seiko Epson Corp.	9,600	352,702
Sekisui Chemical Co., Ltd.	32,000	410,616
Sekisui House, Ltd.	42,400	571,536
Seven & I Holdings Co., Ltd.#	58,100	2,221,278
Seven Bank, Ltd.†	45,600	221,091
Sharp Corp.†#	114,000	242,056
Shikoku Electric Power Co., Inc.†#	13,700	176,024
Shimadzu Corp.	17,000	183,607
Shimamura Co., Ltd.†	1,600	155,018
Shimano, Inc.	5,900	887,774
Shimizu Corp.	45,000	320,878
Shin-Etsu Chemical Co., Ltd.	31,500	2,160,038
Shinsei Bank, Ltd.	125,000	240,334
Shionogi & Co., Ltd.	22,600	664,067
Shiseido Co., Ltd.#	27,600	483,014
Shizuoka Bank, Ltd.†#	40,000	409,948
Showa Shell Sekiyu KK#	14,300	136,993
SMC Corp.	4,200	1,168,276
SoftBank Corp.	73,400	4,520,274
Sompo Japan Nipponkoa Holdings, Inc.	25,800	802,739
Sony Corp.†	87,800	2,506,107
Sony Financial Holdings, Inc.	13,400	202,974
Stanley Electric Co., Ltd.	10,800	255,679
Sumitomo Chemical Co., Ltd.	114,000	532,715
Sumitomo Corp.	87,100	957,463
Sumitomo Dainippon Pharma Co., Ltd.#	12,000	130,909
Sumitomo Electric Industries, Ltd.	58,100	753,297
Sumitomo Heavy Industries, Ltd.	42,000	260,865
Sumitomo Metal Mining Co., Ltd.	40,000	631,473
Sumitomo Mitsui Financial Group, Inc.	97,600	3,883,195
Sumitomo Mitsui Trust Holdings, Inc.#	254,000	1,052,096
Sumitomo Realty & Development Co., Ltd.	27,000	927,875
Sumitomo Rubber Industries, Ltd.	13,300	229,922
Suntory Beverage & Food, Ltd.	10,700	401,613
Suruga Bank, Ltd.†	13,000	273,204
Suzuken Co., Ltd.†	5,300	167,252
Suzuki Motor Corp.	27,600	872,125
Sysmex Corp.	11,100	595,712
T&D Holdings, Inc.	45,000	584,389
Taiheiyo Cement Corp.	89,000	297,597
Taisei Corp.	78,000	470,771
Taisho Pharmaceutical Holdings Co., Ltd.	2,400	163,310
Taiyo Nippon Sanso Corp.†#	10,000	154,232
Takashimaya Co., Ltd.†	20,000	186,917
Takeda Pharmaceutical Co., Ltd.	60,900	3,117,164
TDK Corp.	9,300	654,596
Teijin, Ltd.	71,000	240,376
Terumo Corp.	22,700	626,207
THK Co., Ltd.†	8,600	207,191
Tobu Railway Co., Ltd.†#	79,000	392,276
Toho Co., Ltd.	8,500	206,416
Toho Gas Co., Ltd.#	30,000	168,777
Tohoku Electric Power Co., Inc.	35,100	411,077
Tokio Marine Holdings, Inc.	53,000	1,927,494

Tokyo Electric Power Co., Inc.†#	111,700	437,929
Tokyo Electron, Ltd.	13,300	999,515
Tokyo Gas Co., Ltd.	178,000	1,083,549
Tokyo Tatemono Co., Ltd.	31,000	230,637
Tokyu Corp.#	87,000	589,818
Tokyu Fudosan Holdings Corp.	36,900	252,015
TonenGeneral Sekiyu KK	21,000	198,370
Toppan Printing Co., Ltd.	43,000	308,414
Toray Industries, Inc.	111,000	921,497
Toshiba Corp.	308,000	1,272,938
TOTO, Ltd.	21,000	292,113
Toyo Seikan Group Holdings, Ltd.†	12,400	169,894
Toyo Suisan Kaisha, Ltd.	6,000	214,169
Toyoda Gosei Co., Ltd.†	4,900	108,302
Toyota Industries Corp.	12,500	705,329
Toyota Motor Corp.	209,100	14,093,821
Toyota Tsusho Corp.	16,200	448,928
Trend Micro, Inc.	7,900	268,782
Unicharm Corp.	28,800	796,770
United Urban Investment Corp.	191	310,071
USS Co., Ltd.	17,099	302,172
West Japan Railway Co.	12,700	723,621
Yahoo Japan Corp.#	110,200	443,103
Yakult Honsha Co., Ltd.#	6,600	418,207
Yamada Denki Co., Ltd.#	67,400	292,419
Yamaguchi Financial Group, Inc.#	15,000	176,426
Yamaha Corp.	12,800	216,784
Yamaha Motor Co., Ltd.	20,200	501,855
Yamato Holdings Co., Ltd.#	26,800	627,294
Yamato Kogyo Co., Ltd.†	2,800	75,486
Yamazaki Baking Co., Ltd.†#	7,000	116,447
Yaskawa Electric Corp.#	17,400	242,909
Yokogawa Electric Corp.#	16,200	171,717
Yokohama Rubber Co., Ltd.	15,000	152,476

		218,999,840

Jersey - 1.3%

Experian PLC	75,467	1,395,787
Glencore PLC	805,265	3,732,735
Petrofac, Ltd.	19,723	267,802
Randgold Resources, Ltd.#	6,735	538,608
Shire PLC	45,195	3,680,596
Wolseley PLC	19,905	1,220,302
WPP PLC	101,068	2,395,121

		13,230,951

Luxembourg - 0.4%

Altice SA†	6,635	661,558
ArcelorMittal	78,196	854,926
Millicom International Cellular SA SDR	5,078	354,491
RTL Group SA#	3,002	297,306
SES SA FDR	23,526	810,865
Subsea 7 SA#	21,333	211,492
Tenaris SA#	36,410	521,124

		3,711,762

Mauritius - 0.0%

Golden Agri-Resources, Ltd.#	544,000	161,661

Netherlands - 3.2%

Aegon NV	140,574	1,088,581
Airbus Group NV	45,092	2,791,963
Akzo Nobel NV	18,759	1,393,886
ASML Holding NV	26,744	2,891,332
Boskalis Westminster NV	6,682	310,503
CNH Industrial NV	71,772	594,342
Corio NV	5,358	297,785
Delta Lloyd NV	15,346	278,545
Fiat Chrysler Automobiles NV†	68,416	1,055,775
Gemalto NV#	6,122	496,959
Heineken Holding NV	7,781	541,335
Heineken NV	17,699	1,383,256
ING Groep NV CVA†	295,721	4,419,525
Koninklijke Ahold NV	68,430	1,283,807
Koninklijke DSM NV	13,410	748,822
Koninklijke KPN NV	245,133	837,213
Koninklijke Philips NV	71,350	2,137,430
Koninklijke Vopak NV	5,428	285,488
NN Group NV†	11,873	339,602
OCI NV†#	6,560	278,590
QIAGEN NV†	18,621	468,330
Randstad Holding NV#	9,820	578,575
Reed Elsevier NV	53,838	1,337,493
Scania RSC†	11,455	274,799
STMicroelectronics NV	50,134	447,698
TNT Express NV	33,779	206,428
Unilever NV CVA	124,819	5,433,502
Wolters Kluwer NV†	23,393	758,767

		32,960,331

New Zealand - 0.2%

Auckland International Airport, Ltd.	75,233	247,542
Contact Energy, Ltd.	28,785	134,557
Fletcher Building, Ltd.	53,865	352,024
Meridian Energy, Ltd.	94,457	155,041
Mighty River Power, Ltd.	51,050	132,061
Ryman Healthcare, Ltd.	29,175	179,412
Spark New Zealand, Ltd.	141,395	349,730

		1,550,367

Norway - 0.6%

DNB ASA	75,662	1,231,745
Gjensidige Forsikring ASA	15,648	272,705
Norsk Hydro ASA	103,911	593,696
Orkla ASA	63,821	501,174
Statoil ASA#	84,465	1,592,110
Telenor ASA	57,190	1,147,373
Yara International ASA	13,858	762,854

		6,101,657

Portugal - 0.1%

Banco Comercial Portugues SA†#	2,719,684	253,216
Banco Espirito Santo SA†(1)(2)	213,818	14,357
EDP - Energias de Portugal SA	178,488	704,273
Galp Energia SGPS SA	29,340	344,910
Jeronimo Martins SGPS SA	19,273	227,860

		1,544,616

Singapore - 1.3%

Ascendas Real Estate Investment Trust	158,000	286,356
CapitaCommercial Trust	155,000	200,737
CapitaLand, Ltd.	197,000	518,935
CapitaMall Trust†	187,000	289,518
City Developments, Ltd.	31,000	232,696
ComfortDelGro Corp., Ltd.	157,000	338,687
DBS Group Holdings, Ltd.	132,000	1,895,469
Global Logistic Properties, Ltd.	238,000	452,302
Hutchison Port Holdings Trust#	438,000	304,410
Jardine Cycle & Carriage, Ltd.	8,000	250,651
Kenon Holdings, Ltd.†	1,449	26,001
Keppel Corp., Ltd.#	110,000	706,241
Keppel Land, Ltd.	53,000	176,556

Oversea-Chinese Banking Corp., Ltd.	226,000	1,737,888
Sembcorp Industries, Ltd.	75,000	232,784
Sembcorp Marine, Ltd.#	63,000	138,218
Singapore Airlines, Ltd.	42,000	369,813
Singapore Exchange, Ltd.	61,000	366,130
Singapore Press Holdings, Ltd.†#	124,000	372,132
Singapore Technologies Engineering, Ltd.	119,000	306,483
Singapore Telecommunications, Ltd.	614,000	1,901,222
StarHub, Ltd.	46,000	144,800
Suntec Real Estate Investment Trust	173,000	248,167
United Overseas Bank, Ltd.	97,000	1,641,993
UOL Group, Ltd.†	35,000	201,600
Wilmar International, Ltd.	146,000	347,096
Yangzijiang Shipbuilding Holdings, Ltd.#	146,000	131,232

		13,818,117

Spain - 3.4%

Abertis Infraestructuras SA#	31,448	614,098
ACS Actividades de Construccion y Servicios SA	13,353	496,396
Amadeus IT Holding SA, Class A	34,185	1,409,687
Banco Bilbao Vizcaya Argentaria SA	476,245	4,785,820
Banco de Sabadell SA#	262,200	720,334
Banco Popular Espanol SA#	136,615	628,944
Banco Santander SA†	1,075,643	7,863,762
Bankia SA†	353,009	512,755
Bankinter SA	51,748	404,723
CaixaBank SA	173,512	805,800
Distribuidora Internacional de Alimentacion SA#	47,731	363,371
Enagas SA	15,529	476,497
Endesa SA	23,965	484,602
Ferrovial SA†	31,412	665,771
Gas Natural SDG SA	26,893	649,893
Grifols SA#	11,529	467,745
Iberdrola SA	392,370	2,681,472
Inditex SA	83,220	2,615,482
International Consolidated Airlines Group SA†	61,901	553,955
Mapfre SA	71,430	250,912
Red Electrica Corp. SA	8,328	709,583
Repsol SA	78,411	1,515,809
Telefonica SA	322,509	5,014,758
Zardoya Otis SA#	12,998	157,236

		34,849,405

Sweden - 3.1%

Alfa Laval AB#	24,073	483,366
Assa Abloy AB, Class B	25,802	1,548,987
Atlas Copco AB, Class A	51,821	1,671,425
Atlas Copco AB, Class B	30,011	893,095
Boliden AB	21,032	425,837
Electrolux AB, Series B	18,646	609,009
Elekta AB, Series B#	28,109	293,497
Getinge AB, Class B#	15,438	426,827
Hennes & Mauritz AB, Class B	72,864	3,179,552
Hexagon AB, Class B#	19,700	711,487
Husqvarna AB, Class B	31,435	246,028
ICA Gruppen AB#	5,922	211,322
Industrivarden AB, Class C†#	12,344	237,493
Investment AB Kinnevik, Class B#	18,127	610,321
Investor AB, Class B	35,084	1,395,869
Lundin Petroleum AB†#	16,970	250,163
Nordea Bank AB†#	234,270	3,161,254
Sandvik AB#	81,291	912,659
Securitas AB, Class B	24,189	344,397
Skandinaviska Enskilda Banken AB, Class A	116,631	1,471,702
Skanska AB, Class B#	29,319	731,129
SKF AB, Class B	30,423	766,322
Svenska Cellulosa AB SCA, Class B	45,557	1,133,324
Svenska Handelsbanken AB, Class A	38,469	1,937,985
Swedbank AB, Class A	69,970	1,821,217
Swedish Match AB	15,670	493,764
Tele2 AB, Class B	24,641	289,207
Telefonaktiebolaget LM Ericsson, Class B	233,599	3,028,914
TeliaSonera AB	197,814	1,256,357
Volvo AB, Class B#	116,744	1,408,714

		31,951,223

Switzerland - 9.0%

ABB, Ltd.	168,337	3,610,942
Actelion, Ltd.	7,764	929,221
Adecco SA	13,282	1,044,894
Aryzta AG	6,836	546,392
Baloise Holding AG	3,658	475,787
Barry Callebaut AG	170	176,268
Chocoladefabriken Lindt & Sprungli AG	7	456,118
Chocoladefabriken Lindt & Sprungli AG (Participation Certificate)	70	385,116
Cie Financiere Richemont SA	39,991	3,523,621
Coca-Cola HBC AG CDI	15,242	273,435
Credit Suisse Group AG	117,083	2,857,840
EMS-Chemie Holding AG	638	280,403
Geberit AG	2,869	1,021,988
Givaudan SA	703	1,350,179
Holcim, Ltd.	17,492	1,349,490
Julius Baer Group, Ltd.	17,359	801,353
Kuehne & Nagel International AG	4,202	611,777
Lonza Group AG	4,067	501,256
Nestle SA	246,294	19,220,930
Novartis AG	175,875	17,977,677
Pargesa Holding SA (BR)	2,378	178,970
Partners Group Holding AG	1,347	413,630
Roche Holding AG	53,692	14,575,434
Schindler Holding AG	1,653	268,406
Schindler Holding AG (Participation Certificate)	3,353	553,235
SGS SA	422	853,871
Sika AG (BR)	167	589,979
Sonova Holding AG	4,169	577,673
Sulzer AG	1,857	225,758
Swatch Group AG	3,839	338,054
Swatch Group AG (BR)	2,388	1,088,358
Swiss Life Holding AG†	2,471	586,550
Swiss Prime Site AG	4,446	404,797
Swiss Re AG	26,959	2,478,582
Swisscom AG	1,804	1,034,128
Syngenta AG	7,115	2,506,128
Transocean, Ltd.#	26,925	431,263
UBS Group AG†	279,232	4,906,001
Zurich Insurance Group AG	11,432	3,654,978

		93,060,482

United Kingdom - 18.9%

3i Group PLC	75,375	574,391
Aberdeen Asset Management PLC#	71,615	518,098
Admiral Group PLC#	14,649	333,584

Aggreko PLC#	20,010	527,643
Amec Foster Wheeler PLC	29,739	404,260
Anglo American PLC	107,372	2,005,773
Antofagasta PLC#	30,317	358,994
ARM Holdings PLC	107,333	1,920,534
Ashtead Group PLC	38,576	708,711
Associated British Foods PLC	27,549	1,329,111
AstraZeneca PLC	96,767	6,677,156
Aviva PLC	224,868	1,871,207
Babcock International Group PLC	19,102	297,855
BAE Systems PLC	240,773	1,977,538
Barclays PLC	1,258,108	4,989,848
BG Group PLC	260,765	3,856,738
BHP Billiton PLC	162,127	4,046,098
BP PLC	1,393,609	9,639,905
British American Tobacco PLC	142,827	8,339,445
British Land Co. PLC	73,869	944,844
BT Group PLC	623,761	4,388,363
Bunzl PLC	25,950	759,593
Burberry Group PLC	34,225	989,133
Capita PLC	51,143	938,011
Carnival PLC	14,428	650,866
Centrica PLC	382,058	1,440,980
Cobham PLC	87,133	459,118
Compass Group PLC	126,728	2,253,878
Croda International PLC	10,751	452,958
Diageo PLC	192,036	5,738,272
Direct Line Insurance Group PLC	114,948	581,012
Dixons Carphone PLC	75,550	513,907
easyJet PLC†	12,519	334,752
Fresnillo PLC	16,739	212,167
G4S PLC	117,842	542,153
GKN PLC	128,565	724,868
GlaxoSmithKline PLC	372,039	8,853,955
Hammerson PLC	59,759	623,209
Hargreaves Lansdown PLC	18,475	322,306
HSBC Holdings PLC	1,468,452	13,087,799
ICAP PLC	43,101	356,663
IMI PLC	21,048	448,756
Imperial Tobacco Group PLC	73,435	3,619,990
Inmarsat PLC	33,236	449,488
InterContinental Hotels Group PLC	18,598	760,882
Intertek Group PLC	12,588	491,680
Intu Properties PLC#	69,258	377,976
Investec PLC	42,755	381,522
ITV PLC	291,832	1,015,078
J Sainsbury PLC#	95,521	400,971
Johnson Matthey PLC	15,994	841,762
Kingfisher PLC	181,052	1,021,356
Land Securities Group PLC	60,511	1,173,355
Legal & General Group PLC	453,099	1,955,151
Lloyds Banking Group PLC†	4,363,866	5,322,355
London Stock Exchange Group PLC	17,180	657,779
Marks & Spencer Group PLC	124,458	969,369
Meggitt PLC	61,120	514,263
Melrose Industries PLC	77,785	360,143
Melrose Industries PLC (Entitlement Shares)†	83,768	24,184
Merlin Entertainments PLC*	37,569	244,242
National Grid PLC	286,848	3,926,313
Next PLC	11,814	1,367,017
Old Mutual PLC	374,646	1,301,973
Pearson PLC	63,277	1,387,201
Persimmon PLC	23,404	637,373
Prudential PLC	196,196	4,935,712
Reckitt Benckiser Group PLC	49,724	4,498,513
Reed Elsevier PLC	87,286	1,506,578
Rexam PLC	54,162	464,916
Rio Tinto PLC	97,561	4,807,778
Rolls-Royce Holdings PLC	144,974	2,124,035
Rolls-Royce Holdings PLC, Class C (Entitlement Shares)†	13,810,410	21,321
Royal Bank of Scotland Group PLC†	194,048	1,100,062
Royal Dutch Shell PLC, Class A	299,198	9,783,403
Royal Dutch Shell PLC, Class B	187,288	6,377,087
Royal Mail PLC	50,063	324,926
RSA Insurance Group PLC	77,858	515,543
SABMiller PLC†	73,824	4,188,517
Sage Group PLC	82,128	614,314
Schroders PLC	9,722	461,537
Segro PLC	58,490	388,741
Severn Trent PLC	18,287	573,400
Sky PLC	78,955	1,214,681
Smith & Nephew PLC	69,530	1,273,099
Smiths Group PLC	30,696	547,355
Sports Direct International PLC†	21,654	230,671
SSE PLC	75,180	1,825,729
Standard Chartered PLC	189,005	2,891,694
Standard Life PLC†	186,237	1,224,269
Tate & Lyle PLC#	36,031	331,256
Tesco PLC	620,208	2,349,726
Travis Perkins PLC	19,395	603,651
Tullow Oil PLC	69,737	416,981
Unilever PLC	98,382	4,353,085
United Utilities Group PLC	51,834	757,027
Vodafone Group PLC	2,029,991	7,032,703
Weir Group PLC	16,616	437,121
Whitbread PLC	14,185	1,150,820
William Hill PLC	68,324	398,406
WM Morrison Supermarkets PLC#	161,680	488,486

		195,409,018

Total Common Stocks
(cost $939,918,684)		1,008,102,303

PREFERRED SECURITIES - 0.6%
Germany - 0.6%

Bayerische Motoren Werke AG	4,168	402,987
Fuchs Petrolub SE	5,656	235,990
Henkel AG & Co. KGaA	13,665	1,618,639
Porsche Automobil Holding SE	11,930	1,104,735
Volkswagen AG#	12,514	3,157,855

Total Preferred Securities
(cost $5,771,850)		6,520,206

Total Long-Term Investment Securities
(cost $945,690,534)		1,014,622,509

SHORT-TERM INVESTMENT SECURITIES - 4.2%
Registered Investment Companies - 4.0%

State Street Navigator Securities Lending Prime Portfolio(3)	41,160,059	41,160,059
U.S. Government Treasuries - 0.2%

United States Treasury Bills Disc. Notes 0.01% due 03/12/2015@	$2,100,000	2,099,997
Total Short-Term Investment Securities
(cost $43,260,056)		43,260,056

REPURCHASE AGREEMENTS - 0.4%

State Street Bank and Trust Co. Joint Repurchase Agreement(4) (cost $3,779,000)	3,779,000	3,779,000

TOTAL INVESTMENTS —
(cost $992,729,590)(5)	102.5%	1,061,661,565
Liabilities in excess of other assets	(2.5)	(25,805,202)

NET ASSETS	100.0%	$1,035,856,363

#	The security or a portion thereof is out on loan
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2015, the aggregate value of these securities was $400,481 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At February 28, 2015, the aggregate value of these securities was $14,357 representing 0.0% of net assets.
(3)	At February 28, 2015, the Fund had loaned securities with a total value of $39,327,434. This was secured by collateral of $41,160,059, which was received in cash and subsequently invested in short-term investments currently valued at $41,160,059 as reported in the portfolio of investments. Additional collateral of $284,463 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2015
United States Treasury Bills	zero coupon	04/02/2015 to 07/30/2015	$951
United States Treasury Notes/Bonds	zero coupon to 5.25%	10/15/2015 to 02/15/2043	283,512

(4)	See Note 3 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.
BR	- Bearer Shares
CDI	- Chess Depository Interest
CVA	- Certification Van Aandelen (Dutch Cert.)
FDR	- Federal Depository Receipt
RSP	- Risparmio Savings Shares
SDR	- Swedish Depository Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2015	Unrealized Appreciation (Depreciation)

250	Long	E-Mini MSCI EAFE Index	March 2015	$21,960,721	$23,441,250	$1,480,529

Industry Allocation*

Banks-Commercial	9.0%
Medical-Drugs	9.0
Diversified Banking Institutions	5.3
Auto-Cars/Light Trucks	4.4
Oil Companies-Integrated	4.0
Registered Investment Companies	4.0
Telephone-Integrated	3.2
Food-Misc./Diversified	3.0
Insurance-Life/Health	2.2
Electric-Integrated	2.1
Insurance-Multi-line	2.1
Chemicals-Diversified	1.8
Brewery	1.6
Tobacco	1.6
Real Estate Investment Trusts	1.4
Food-Retail	1.4
Cosmetics & Toiletries	1.4
Diversified Minerals	1.3
Real Estate Operations & Development	1.2
Transport-Rail	1.2
Metal-Diversified	1.1
Machinery-Electrical	1.1
Diversified Manufacturing Operations	1.0
Retail-Apparel/Shoe	1.0
Cellular Telecom	0.9
Gas-Distribution	0.9
Electronic Components-Misc.	0.8
Beverages-Wine/Spirits	0.8
Import/Export	0.8
Auto/Truck Parts & Equipment-Original	0.8
Oil Companies-Exploration & Production	0.8
Soap & Cleaning Preparation	0.7
Insurance-Property/Casualty	0.7
Steel-Producers	0.7
Industrial Gases	0.6
Real Estate Management/Services	0.6
Diversified Operations	0.6
Aerospace/Defense	0.6
Finance-Other Services	0.6
Building & Construction Products-Misc.	0.6
Rubber-Tires	0.5
Insurance-Reinsurance	0.5
Building Products-Cement	0.5
Retail-Jewelry	0.5
Telecom Services	0.5
Enterprise Software/Service	0.5
Audio/Video Products	0.5
Aerospace/Defense-Equipment	0.5
Machinery-Construction & Mining	0.5
Electronic Components-Semiconductors	0.5
Machinery-General Industrial	0.4
Finance-Investment Banker/Broker	0.4
Semiconductor Equipment	0.4
Chemicals-Specialty	0.4
Textile-Apparel	0.4
Repurchase Agreements	0.4
Building-Heavy Construction	0.4
Office Automation & Equipment	0.4
Medical-Generic Drugs	0.4
Medical Products	0.4
Metal Processors & Fabrication	0.4
Building-Residential/Commercial	0.4
Transport-Services	0.3
Agricultural Chemicals	0.3
Multimedia	0.3
Investment Companies	0.3
Power Converter/Supply Equipment	0.3
Building & Construction-Misc.	0.3
Dialysis Centers	0.3
Networking Products	0.3
Food-Catering	0.3
Hotels/Motels	0.3
Human Resources	0.3
Industrial Automated/Robotic	0.3
Casino Hotels	0.3

Medical-Biomedical/Gene	0.3
Publishing-Periodicals	0.3
Commercial Services	0.3
Apparel Manufacturers	0.3
Public Thoroughfares	0.3
Water	0.3
Electric Products-Misc.	0.2
Transport-Marine	0.2
Retail-Major Department Stores	0.2
Airlines	0.2
Distribution/Wholesale	0.2
Advertising Agencies	0.2
Wireless Equipment	0.2
Machinery-Farming	0.2
Medical Instruments	0.2
Television	0.2
U.S. Government Treasuries	0.2
Advertising Services	0.2
Electronic Measurement Instruments	0.2
Cable/Satellite TV	0.2
Security Services	0.2
Optical Supplies	0.2
Diversified Operations/Commercial Services	0.2
Retail-Building Products	0.2
Paper & Related Products	0.2
Web Portals/ISP	0.2
Electric-Transmission	0.2
Gold Mining	0.2
Computer Services	0.1
Photo Equipment & Supplies	0.1
Investment Management/Advisor Services	0.1
Athletic Footwear	0.1
Oil Refining & Marketing	0.1
Auto-Heavy Duty Trucks	0.1
Satellite Telecom	0.1
Finance-Leasing Companies	0.1
Oil-Field Services	0.1
Machine Tools & Related Products	0.1
Electronics-Military	0.1
Computers-Integrated Systems	0.1
Transactional Software	0.1
Commercial Services-Finance	0.1
Building Products-Air & Heating	0.1
Publishing-Books	0.1
Resorts/Theme Parks	0.1
Electric-Generation	0.1
Diversified Financial Services	0.1
Telecommunication Equipment	0.1
Toys	0.1
Beverages-Non-alcoholic	0.1
E-Commerce/Products	0.1
Retail-Discount	0.1
Containers-Paper/Plastic	0.1
Textile-Products	0.1
Transport-Truck	0.1
Pipelines	0.1
Bicycle Manufacturing	0.1
Metal-Aluminum	0.1
Steel Pipe & Tube	0.1
Retail-Consumer Electronics	0.1
Retail-Vision Service Center	0.1
Gas-Transportation	0.1
Private Equity	0.1
Electric-Distribution	0.1
Medical-Hospitals	0.1
Printing-Commercial	0.1
Coatings/Paint	0.1
Energy-Alternate Sources	0.1
Rental Auto/Equipment	0.1
Computer Aided Design	0.1
Food-Baking	0.1
Computers-Memory Devices	0.1
Cruise Lines	0.1
Applications Software	0.1
Appliances	0.1
Motorcycle/Motor Scooter	0.1
Computer Data Security	0.1
Building Products-Doors & Windows	0.1
Filtration/Separation Products	0.1
Diagnostic Kits	0.1
MRI/Medical Diagnostic Imaging	0.1
Mining Services	0.1
Tools-Hand Held	0.1
Food-Dairy Products	0.1
Publishing-Newspapers	0.1

102.5%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 1)

	Level 1 - Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$74,811,236	$—	$0	$74,811,236
Netherlands	32,685,532	—	274,799	32,960,331
Portugal	1,530,259	—	14,357	1,544,616
United Kingdom	195,387,697	—	21,321	195,409,018
Other Countries	703,377,102	—	—	703,377,102
Preferred Securities	6,520,206	—	—	6,520,206
Short-Term Investment Securities:
Registered Investment Companies	41,160,059	—	—	41,160,059
U.S. Government Treasuries	—	2,099,997	—	2,099,997
Repurchase Agreements	—	3,779,000	—	3,779,000

Total Investments at Value	$1,055,472,091	$5,878,997	$310,477	$1,061,661,565

Other Financial Instruments:+
Futures Contracts	$1,480,529	$—	$—	$1,480,529

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS - February 28, 2015 – (unaudited)

Security Description	Principal Amount(3)/Shares		Value (Note 1)
CORPORATE BONDS & NOTES - 10.6%
Australia - 0.1%

Westpac Banking Corp. Senior Notes 1.13% due 09/25/2015		$270,000	$271,028

Austria - 0.1%

ESAL GmbH Company Guar. Notes 6.25% due 02/05/2023*		200,000	193,500

Belgium - 0.3%

Anheuser-Busch InBev NV Company Guar. Notes 2.00% due 12/16/2019	EUR	400,000	483,340

Brazil - 0.7%

Banco ABC Brasil SA Senior Notes 8.50% due 03/28/2016*	BRL	1,600,000	539,674
BRF SA Senior Notes 3.95% due 05/22/2023*		200,000	188,580
BRF SA Senior Notes 7.75% due 05/22/2018*	BRL	500,000	147,952
Oi SA Senior Notes 9.75% due 09/15/2016*	BRL	500,000	157,640
Samarco Mineracao SA Senior Notes 4.13% due 11/01/2022*		250,000	232,813

			1,266,659

British Virgin Islands - 0.7%

Gold Fields Orogen Holdings BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020*		320,000	288,000
GTL Trade Finance, Inc. Company Guar. Notes 7.25% due 04/16/2044*		200,000	189,940
LS Finance 2022, Ltd. Company Guar. Notes 4.25% due 10/16/2022		250,000	252,494
Sinopec Group Overseas Development 2014, Ltd. Company Guar. Notes 4.38% due 04/10/2024*		275,000	298,334
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 4.13% due 05/07/2024*		200,000	217,142

			1,245,910

Canada - 0.1%

Pacific Rubiales Energy Corp. Company Guar. Notes 5.13% due 03/28/2023		300,000	197,250

Cayman Islands - 0.5%

Country Garden Holdings Co., Ltd. Company Guar. Notes 7.25% due 04/04/2021*		200,000	196,000
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.50% due 01/10/2023*		200,000	191,750
Country Garden Holdings Co., Ltd. Company Guar. Notes 11.13% due 02/23/2018		300,000	317,250
MIE Holdings Corp. Company Guar. Notes 7.50% due 04/25/2019*		200,000	140,000

			845,000

Chile - 0.2%

Celulosa Arauco y Constitucion SA Senior Notes 4.50% due 08/01/2024		200,000	207,736
E.CL SA Senior Notes 4.50% due 01/29/2025*		200,000	208,741

			416,477

Colombia - 0.5%

Banco de Bogota SA Senior Notes 5.00% due 01/15/2017*		260,000	273,260
Ecopetrol SA Senior Notes 4.13% due 01/16/2025		165,000	157,031
Empresas Publicas de Medellin ESP Senior Notes 8.38% due 02/01/2021	COP	80,000,000	33,888
Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/2022*		400,000	428,880

			893,059

Indonesia - 0.5%

Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*		318,000	332,310
Perusahaan Listrik Negara PT Senior Notes 5.50% due 11/22/2021*		480,000	523,800

			856,110

Jersey - 0.3%

Burgan Finance No. 1 Jersey, Ltd. Company Guar. Notes 7.88% due 09/29/2020		300,000	350,751
Polyus Gold International, Ltd. Company Guar. Notes 5.63% due 04/29/2020*		250,000	219,125

			569,876

Kazakhstan - 0.3%

Development Bank of Kazakhstan JSC Senior Notes 4.13% due 12/10/2022*		400,000	342,760
KazMunayGas National Co. JSC Senior Notes 6.38% due 04/09/2021*		250,000	253,750

			596,510

Luxembourg - 1.0%

Cosan Luxembourg SA Company Guar. Notes 9.50% due 03/14/2018*	BRL	825,000	252,840

Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*		200,000	153,232
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/2021*		240,000	214,229
Klabin Finance SA Company Guar. Notes 5.25% due 07/16/2024*		200,000	196,000
Minerva Luxembourg SA Company Guar. Notes 7.75% due 01/31/2023*		200,000	197,000
Severstal OAO Via Steel Capital SA Senior Notes 4.45% due 03/19/2018*		350,000	321,738
Severstal OAO Via Steel Capital SA Senior Notes 5.90% due 10/17/2022		200,000	180,276
Tupy Overseas SA Company Guar. Notes 6.63% due 07/17/2024		270,000	244,809

			1,760,124

Mexico - 0.5%

Alpek SAB de CV Company Guar. Notes 5.38% due 08/08/2023*		310,000	338,055
Cemex SAB de CV Senior Sec. Notes 5.88% due 03/25/2019*#		200,000	207,050
Elementia SAB de CV Company Guar. Notes 5.50% due 01/15/2025*		200,000	197,500
Empresas ICA SAB de CV Company Guar. Notes 8.88% due 05/29/2024*		200,000	136,440

			879,045

Netherlands - 1.3%

Daimler International Finance BV Company Guar. Notes 3.50% due 06/06/2019	GBP	200,000	331,978
Enel Finance International NV Company Guar. Notes 4.88% due 03/11/2020	EUR	350,000	472,754
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.38% due 10/06/2020		550,000	539,649
Linde Finance BV Company Guar. Notes 1.75% due 06/11/2019	EUR	350,000	416,513
Petrobras Global Finance BV Company Guar. Notes 3.25% due 04/01/2019	EUR	400,000	396,673
Petrobras Global Finance BV Company Guar. Notes 4.38% due 05/20/2023		120,000	98,772

			2,256,339

Nigeria - 0.1%

Zenith Bank PLC Senior Notes 6.25% due 04/22/2019*		275,000	243,375

Peru - 0.4%

Alicorp SAA Senior Notes 3.88% due 03/20/2023*		150,000	148,500
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028*		200,000	198,750
Volcan Cia Minera SAA Company Guar. Notes 5.38% due 02/02/2022*		310,000	295,430

			642,680

Singapore - 0.1%

Oversea-Chinese Banking Corp., Ltd. VRS Sub. Notes 4.00% due 10/15/2024*		200,000	206,810

South Africa - 0.2%

Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		320,000	311,200

South Korea - 0.1%

Hana Bank Sub. Notes 4.38% due 09/30/2024*		200,000	211,096

SupraNational - 0.0%

Eurasian Development Bank Senior Notes 8.00% due 10/05/2017	RUB	6,000,000	77,395

Sweden - 0.4%

PKO Finance AB Senior Notes 4.63% due 09/26/2022*		305,000	322,537
Svensk Exportkredit AB Senior Notes 1.75% due 05/30/2017		400,000	406,649

			729,186

Thailand - 0.7%

Bangkok Bank PCL Senior Notes 2.75% due 03/27/2018*#		500,000	507,018
Bangkok Bank PCL Senior Notes 3.88% due 09/27/2022		300,000	314,086
Siam Commercial Bank PCL Senior Notes 3.50% due 04/07/2019*		200,000	206,992
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*		200,000	197,970

			1,226,066

Turkey - 0.4%

KOC Holding AS Senior Notes 3.50% due 04/24/2020*		330,000	319,889
Turkiye Halk Bankasi AS Senior Notes 3.88% due 02/05/2020*		200,000	193,484
Turkiye Is Bankasi A.S Senior Notes 5.00% due 04/30/2020*#		200,000	201,750

			715,123

United Kingdom - 0.3%

City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/2016*		750,000	285,000
Vedanta Resources PLC Senior Notes 7.13% due 05/31/2023*		200,000	175,500

			460,500

United States - 0.5%

Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*		200,000	200,262
Fifth Third Bancorp Senior Notes 3.50% due 03/15/2022		200,000	208,377
Toyota Motor Credit Corp. Senior Notes 1.75% due 05/22/2017		500,000	508,215

			916,854

Venezuela - 0.3%

Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027		300,000	96,900
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/2017		700,000	461,370

			558,270

Total Corporate Bonds & Notes
(cost $20,885,616)			19,028,782

FOREIGN GOVERNMENT OBLIGATIONS - 64.3%
Australia - 1.3%

Commonwealth of Australia Senior Notes 3.25% due 04/21/2025	AUD	1,000,000	835,981
Commonwealth of Australia Senior Notes 4.75% due 06/15/2016	AUD	350,000	283,513
Commonwealth of Australia Senior Notes 5.75% due 05/15/2021	AUD	1,225,000	1,159,724

			2,279,218

Austria - 1.1%

Republic of Austria Senior Notes 3.40% due 11/22/2022*	EUR	500,000	696,976
Republic of Austria Senior Notes 4.15% due 03/15/2037*	EUR	740,000	1,348,274

			2,045,250

Bahrain - 0.4%

Kingdom of Bahrain Bonds 6.00% due 09/19/2044*		680,000	668,100

Belarus - 0.2%

Republic of Belarus Senior Notes 8.75% due 08/03/2015		400,000	377,000

Belgium - 1.2%

Kingdom of Belgium Bonds 2.25% due 06/22/2023	EUR	1,735,000	2,246,745

Brazil - 1.6%

Federative Republic of Brazil Senior Notes 2.88% due 04/01/2021	EUR	350,000	399,501
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021		700,000	731,500
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		300,000	300,000
Federative Republic of Brazil Senior Bonds 7.13% due 01/20/2037		300,000	357,000
Federative Republic of Brazil Senior Notes 8.88% due 04/15/2024		500,000	652,500
Federative Republic of Brazil Senior Bonds 12.50% due 01/05/2022	BRL	1,100,000	432,056

			2,872,557

Canada - 1.2%

Government of Canada Bonds 1.50% due 09/01/2017	CAD	885,000	726,371
Government of Canada Bonds 3.75% due 06/01/2019	CAD	1,085,000	983,756
Government of Canada Bonds 5.00% due 06/01/2037	CAD	410,000	514,161

			2,224,288

Colombia - 0.5%

Republic of Colombia Senior Notes 2.63% due 03/15/2023		420,000	397,530
Republic of Colombia Senior Notes 9.85% due 06/28/2027	COP	900,000,000	469,589

			867,119

Costa Rica - 1.0%

Republic of Costa Rica Senior Notes 4.38% due 04/30/2025*		200,000	186,000
Republic of Costa Rica Senior Notes 4.38% due 04/30/2025		1,050,000	976,500
Republic of Costa Rica Senior Bonds 5.63% due 04/30/2043*		200,000	173,250
Republic of Costa Rica Senior Notes 5.63% due 04/30/2043		500,000	433,125

			1,768,875

Croatia - 0.9%

Republic of Croatia Senior Notes 5.50% due 04/04/2023		650,000	698,198
Republic of Croatia Senior Notes 6.75% due 11/05/2019		900,000	1,005,750

			1,703,948

Denmark - 0.4%

Kingdom of Denmark Bonds 1.75% due 11/15/2025	DKK	4,300,000	742,254

Dominican Republic - 1.2%

Dominican Republic Senior Notes 5.88% due 04/18/2024		300,000	321,000
Dominican Republic Senior Notes 6.60% due 01/28/2024		700,000	777,000
Dominican Republic Senior Notes 7.45% due 04/30/2044		300,000	346,500
Dominican Republic Senior Notes 7.50% due 05/06/2021		390,000	439,725
Dominican Republic Senior Notes 8.63% due 04/20/2027		300,000	365,250

			2,249,475

El Salvador - 1.5%

Republic of El Salvador Senior Notes 5.88% due 01/30/2025*		225,000	222,750
Republic of El Salvador Senior Notes 5.88% due 01/30/2025		700,000	693,000
Republic of El Salvador Senior Notes 7.38% due 12/01/2019		500,000	546,250
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		1,120,000	1,183,840

			2,645,840

Ethiopia - 0.2%

Federal Democratic Republic of Ethiopia Notes 6.63% due 12/11/2024*		330,000	328,350

Finland - 0.4%

Government of Finland Senior Bonds 2.63% due 07/04/2042*	EUR	440,000	687,907

France - 1.4%

Government of France Bonds 3.50% due 04/25/2026	EUR	400,000	582,050
Government of France Bonds 4.00% due 04/25/2060	EUR	350,000	704,897
Government of France Bonds 4.50% due 04/25/2041	EUR	600,000	1,146,255
Government of France Bonds 5.50% due 04/25/2029	EUR	347	626

			2,433,828

Germany - 1.2%

Federal Republic of Germany Bonds 3.50% due 07/04/2019	EUR	380,000	493,231
Federal Republic of Germany Bonds 4.00% due 01/04/2037	EUR	950,000	1,724,950

			2,218,181

Honduras - 0.2%

Republic of Honduras Senior Notes 7.50% due 03/15/2024		330,000	345,263

Hungary - 0.6%

Republic of Hungary Senior Notes 5.38% due 03/25/2024		500,000	566,000
Republic of Hungary Senior Notes 5.75% due 11/22/2023		308,000	356,510
Republic of Hungary Senior Notes 7.63% due 03/29/2041		150,000	220,125

			1,142,635

Indonesia - 2.2%

Republic of Indonesia Senior Notes 4.13% due 01/15/2025*		980,000	1,017,534
Republic of Indonesia Senior Notes 4.63% due 04/15/2043*		330,000	325,875
Republic of Indonesia Senior Notes 5.88% due 01/15/2024*		230,000	269,100
Republic of Indonesia Senior Notes 8.50% due 10/12/2035		830,000	1,213,875
Republic of Indonesia Senior Notes 11.63% due 03/04/2019		790,000	1,059,587

			3,885,971

Ireland - 0.8%

Republic of Ireland Bonds 3.40% due 03/18/2024	EUR	790,000	1,084,615
Republic of Ireland Bonds 4.50% due 04/18/2020	EUR	270,000	366,446

			1,451,061

Italy - 5.2%

Republic of Italy Bonds 4.25% due 03/01/2020	EUR	1,800,000	2,374,564
Republic of Italy Senior Notes 4.50% due 06/08/2015	JPY	110,000,000	927,966
Republic of Italy Bonds 4.50% due 02/01/2018	EUR	800,000	1,004,549
Republic of Italy Bonds 4.75% due 05/01/2017	EUR	800,000	982,598
Republic of Italy Bonds 4.75% due 09/01/2021	EUR	1,150,000	1,598,692

Republic of Italy Bonds 5.00% due 03/01/2025*	EUR	1,020,000	1,529,209
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,912	976,984

			9,394,562

Japan - 11.1%

Government of Japan Senior Bonds 0.90% due 03/20/2022	JPY	340,000,001	2,996,894
Government of Japan Senior Bonds 1.00% due 09/20/2020	JPY	185,000,000	1,625,175
Government of Japan Senior Notes 1.10% due 06/20/2020	JPY	132,000,000	1,162,929
Government of Japan Senior Bonds 1.30% due 12/20/2019	JPY	254,000,000	2,247,900
Government of Japan Senior Bonds 1.50% due 09/20/2018	JPY	190,000,000	1,670,513
Government of Japan Senior Bonds 1.70% due 12/20/2016	JPY	62,500,000	538,273
Government of Japan Senior Bonds 1.70% due 03/20/2018	JPY	110,000,000	966,453
Government of Japan Senior Notes 1.80% due 12/20/2031	JPY	53,000,000	503,860
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	225,000,000	2,054,308
Government of Japan Senior Bonds 2.00% due 03/20/2025	JPY	182,700,000	1,774,384
Government of Japan Senior Bonds 2.00% due 09/20/2040	JPY	285,000,000	2,717,550
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	128,000,000	1,272,965
Government of Japan Senior Notes 2.20% due 03/20/2051	JPY	33,000,000	327,749

			19,858,953

Kazakhstan - 0.5%

Republic of Kazakhstan Senior Notes 3.88% due 10/14/2024*		360,000	335,520
Republic of Kazakhstan Senior Notes 4.88% due 10/14/2044		730,000	646,050

			981,570

Kenya - 0.5%

Republic of Kenya Senior Notes 6.88% due 06/24/2024*		860,000	903,860

Latvia - 0.6%

Republic of Latvia Senior Notes 5.25% due 02/22/2017		300,000	321,435
Republic of Latvia Senior Notes 5.25% due 06/16/2021		610,000	696,925

			1,018,360

Lebanon - 1.7%

Lebanese Republic Senior Notes 5.00% due 10/12/2017		1,980,000	1,970,100
Lebanese Republic Senior Notes 6.60% due 11/27/2026		1,050,000	1,081,500

			3,051,600

Lithuania - 1.2%
Republic of Lithuania Senior Notes 6.63% due 02/01/2022		600,000	744,000
Republic of Lithuania Senior Notes 7.38% due 02/11/2020		1,150,000	1,405,875

			2,149,875

Mexico - 1.4%
United Mexican States Senior Notes 3.60% due 01/30/2025		700,000	721,000
United Mexican States Bonds 7.25% due 12/15/2016	MXN	21,760,000	1,541,449
United Mexican States Bonds 7.75% due 11/13/2042	MXN	2,900,000	231,515

			2,493,964

Netherlands - 1.2%

Government of Netherlands Bonds 2.25% due 07/15/2022*	EUR	885,000	1,141,358
Republic of Mozambique Government Guar. Notes 6.31% due 09/11/2020		1,100,000	1,039,225

			2,180,583

Norway - 0.5%

Kingdom of Norway Bonds 3.75% due 05/25/2021	NOK	1,300,000	196,559
Kingdom of Norway Bonds 4.25% due 05/19/2017	NOK	3,240,000	454,536
Kingdom of Norway Bonds 5.00% due 05/15/2015	NOK	1,800,000	236,631

			887,726

Pakistan - 0.4%

Islamic Republic of Pakistan Senior Notes 8.25% due 04/15/2024		700,000	715,890

Panama - 1.0%

Republic of Panama Senior Notes 5.20% due 01/30/2020		600,000	669,000
Republic of Panama Senior Notes 6.70% due 01/26/2036		600,000	794,250
Republic of Panama Senior Notes 7.13% due 01/29/2026		300,000	393,000

			1,856,250

Paraguay - 0.1%

Republic of Paraguay Notes 6.10% due 08/11/2044*		250,000	275,938

Peru - 1.3%

Republic of Peru Senior Notes 5.63% due 11/18/2050		300,000	369,375
Republic of Peru Senior Notes 6.55% due 03/14/2037		300,000	398,250
Republic of Peru Senior Notes 7.13% due 03/30/2019		600,000	717,000
Republic of Peru Senior Notes 8.75% due 11/21/2033		490,000	779,100

			2,263,725

Philippines - 1.0%

Republic of the Philippines Senior Notes 6.38% due 10/23/2034		500,000	691,250
Republic of the Philippines Senior Notes 10.63% due 03/16/2025		710,000	1,155,525

			1,846,775

Poland - 1.5%

Republic of Poland Senior Notes 3.00% due 03/17/2023		700,000	707,000
Republic of Poland Senior Notes 4.00% due 01/22/2024		1,250,000	1,350,898
Republic of Poland Senior Notes 6.38% due 07/15/2019		500,000	584,650

			2,642,548

Russia - 0.6%

Russian Federation Senior Notes 5.63% due 04/04/2042*		800,000	678,000
Russian Federation Senior Notes 7.50% due 03/31/2030		370,075	396,369

			1,074,369

Senegal - 0.4%

Republic of Senegal Bonds 6.25% due 07/30/2024		680,000	680,071

Serbia - 0.3%

Republic of Serbia Notes 5.88% due 12/03/2018		500,000	539,375

Singapore - 0.4%

Republic of Singapore Senior Notes 2.38% due 04/01/2017	SGD	970,000	731,775

Slovakia - 0.4%

Slovak Republic Senior Notes 4.38% due 05/21/2022		600,000	671,250

South Africa - 1.7%

Republic of South Africa Senior Notes 5.38% due 07/24/2044		290,000	316,825
Republic of South Africa Senior Notes 5.88% due 09/16/2025		700,000	806,400
Republic of South Africa Senior Notes 6.25% due 03/08/2041		600,000	736,920
Republic of South Africa Senior Bonds 6.88% due 05/27/2019		1,000,000	1,147,100

			3,007,245

Spain - 4.7%

Kingdom of Spain Senior Bonds 4.00% due 04/30/2020	EUR	1,000,000	1,310,117
Kingdom of Spain Senior Bonds 4.10% due 07/30/2018	EUR	2,200,000	2,774,401
Kingdom of Spain Bonds 4.25% due 10/31/2016	EUR	850,000	1,015,645
Kingdom of Spain Senior Notes 4.40% due 10/31/2023*	EUR	1,230,000	1,741,599
Kingdom of Spain Senior Bonds 4.60% due 07/30/2019	EUR	1,150,000	1,516,878

			8,358,640

Sweden - 0.2%

Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	3,000,000	438,460

Turkey - 1.4%

Republic of Turkey Senior Notes 5.63% due 03/30/2021		600,000	657,305
Republic of Turkey Senior Bonds 5.75% due 03/22/2024		250,000	278,750
Republic of Turkey Senior Notes 6.00% due 01/14/2041		330,000	377,850
Republic of Turkey Senior Notes 7.38% due 02/05/2025		600,000	745,596

Republic of Turkey Senior Notes 11.88% due 01/15/2030		228,000	403,058

			2,462,559

Ukraine - 0.2%

Financing of Infrastructural Projects State Enterprise Government Guar. Bonds 7.40% due 04/20/2018		810,000	324,000

United Kingdom - 2.7%

United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2018	GBP	890,000	1,384,716
United Kingdom Gilt Treasury Bonds 3.75% due 09/07/2020	GBP	465,000	809,166
United Kingdom Gilt Treasury Bonds 4.00% due 09/07/2016	GBP	135,000	219,614
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	410,000	829,345
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	450,000	932,743
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	290,000	600,289

			4,775,873

Uruguay - 1.4%

Oriental Republic of Uruguay Senior Notes 4.50% due 08/14/2024		113,000	122,040
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		650,000	674,700
Oriental Republic of Uruguay Senior Notes 7.63% due 03/21/2036		300,000	421,500
Oriental Republic of Uruguay Senior Notes 7.88% due 01/15/2033		250,000	352,500
Oriental Republic of Uruguay Bonds 8.00% due 11/18/2022		771,809	1,024,576

			2,595,316

Venezuela - 0.8%

Republic of Venezuela Senior Notes 7.00% due 12/01/2018		400,000	165,000
Republic of Venezuela Senior Bonds 7.75% due 10/13/2019		800,000	300,000
Republic of Venezuela Senior Bonds 9.00% due 05/07/2023		870,000	330,600
Republic of Venezuela Senior Notes 11.75% due 10/21/2026		330,000	140,250
Republic of Venezuela Senior Notes 12.75% due 08/23/2022#		1,100,000	532,400

			1,468,250

Zambia - 0.4%
Zambia Government International Senior Bonds 8.50% due 04/14/2024		650,000	703,950

Total Foreign Government Obligations
(cost $123,222,418)			115,537,177

U.S. GOVERNMENT TREASURIES - 22.6%

United States Treasury Bonds
3.00% due 05/15/2042		1,720,000	1,858,943
4.38% due 02/15/2038		1,520,000	2,013,168
5.38% due 02/15/2031		700,000	986,782
5.50% due 08/15/2028		2,280,000	3,149,072
United States Treasury Notes
1.25% due 09/30/2015		2,190,000	2,204,200
1.38% due 09/30/2018		2,000,000	2,011,094
1.88% due 08/31/2017		2,305,000	2,364,245
2.00% due 11/30/2020		5,000,000	5,091,795
2.13% due 12/31/2015		2,125,000	2,158,369
2.38% due 03/31/2016		3,308,000	3,381,914
2.50% due 05/15/2024		1,600,000	1,669,250
2.75% due 11/30/2016		2,370,000	2,460,726
2.75% due 12/31/2017		2,150,000	2,257,165
2.75% due 02/28/2018		4,030,000	4,234,333
3.13% due 05/15/2021		4,360,000	4,717,315

Total U.S. Government Treasuries
(cost $39,654,816)			40,558,371

Total Long-Term Investment Securities
(cost $183,762,850)			175,124,330

SHORT-TERM INVESTMENT SECURITIES - 1.2%
Registered Investment Companies - 0.7%

State Street Navigator Securities Lending Prime Portfolio(1)		1,172,537	1,172,537
Time Deposits - 0.5%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/02/2015		877,000	877,000

Total Short-Term Investment Securities
(cost $2,049,537)			2,049,537

TOTAL INVESTMENTS —
(cost $185,812,387)(2)		98.7%	177,173,867
Other assets less liabilities		1.3	2,418,359

NET ASSETS		100.0%	$179,592,226

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2015, the aggregate value of these securities was $24,533,198 representing 13.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
(1)	At February 28, 2015, the Fund had loaned securities with a total value of $1,151,647. This was secured by collateral of $1,172,537, which was received in cash and subsequently invested in short-term investments currently valued at $1,172,537 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Denominated in United States Dollars unless otherwise indicated.

AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
COP	- Colombian Peso
DKK	- Danish Krone
EUR	- Euro Dollar
GBP	- British Pound
JPY	- Japanese Yen
MXN	- Mexican Peso
NOK	- Norwegian Krone
RUB	- Russian Ruble
SEK	- Swedish Krona
SGD	- Singapore Dollar
VRS	- Variable Rate Security

The rates shown on VRS are the current interest rates at February 28, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Industry Allocation*

Sovereign	64.1%
United States Treasury Notes	18.1
United States Treasury Bonds	4.5
Banks-Commercial	1.9
Oil Companies-Integrated	0.8
Oil Companies-Exploration & Production	0.8
Registered Investment Companies	0.7
Time Deposits	0.5
Auto-Cars/Light Trucks	0.5
Food-Meat Products	0.4
Electric-Integrated	0.4
Real Estate Operations & Development	0.4
Banks-Special Purpose	0.4
Transport-Rail	0.3
Independent Power Producers	0.3
Gold Mining	0.3
Steel-Producers	0.3
Brewery	0.3
Pipelines	0.2
Industrial Gases	0.2
Building Products-Cement	0.2
Banks-Export/Import	0.2
Paper & Related Products	0.2
Petrochemicals	0.2
Sovereign Agency	0.2
Diversified Operations	0.2
Transport-Services	0.2
Diversified Minerals	0.2
Municipal Bonds & Notes	0.2
Sugar	0.2
Retail-Major Department Stores	0.1
Auto/Truck Parts & Equipment-Original	0.1
Metal-Iron	0.1
Electric-Distribution	0.1
Banks-Super Regional	0.1
Gas-Transportation	0.1
Oil Refining & Marketing	0.1
Building & Construction Products-Misc.	0.1
Steel-Specialty	0.1
Metal-Diversified	0.1
Telephone-Integrated	0.1
Food-Misc./Diversified	0.1
Building-Heavy Construction	0.1

98.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$19,028,782	$—	$19,028,782
Foreign Government Obligations	—	115,537,177	—	115,537,177
U.S. Government Treasuries	—	40,558,371	—	40,558,371
Short-Term Investment Securities:
Registered Investment Companies	1,172,537			1,172,537
Time Deposits	—	877,000	—	877,000

Total Investments at Value	$1,172,537	$176,001,330	$—	$177,173,867

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2015

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.5%
Australia - 2.0%

Amcor, Ltd.	254,584	$2,717,411
BHP Billiton, Ltd.	34,024	894,631
Brambles, Ltd.	194,606	1,687,923
Commonwealth Bank of Australia#	36,806	2,643,639
CSL, Ltd.	52,946	3,816,154
Orica, Ltd.#	40,145	621,740

		12,381,498

Belgium - 1.6%

Anheuser-Busch InBev NV	56,092	7,136,922
KBC Groep NV†	49,364	2,995,156

		10,132,078

Bermuda - 0.4%

Global Brands Group Holding, Ltd.†	3,894,800	667,898
Li & Fung, Ltd.	1,814,800	1,860,241

		2,528,139

Brazil - 1.3%

Banco Bradesco SA ADR	224,933	2,964,617
BM&FBovespa SA	706,102	2,497,319
BRF SA	56,941	1,292,367
Itau Unibanco Holding SA ADR	78,647	1,005,109

		7,759,412

Canada - 3.0%

Alimentation Couche-Tard, Inc., Class B	37,510	1,447,470
Canadian National Railway Co. (TSX)	21,978	1,518,119
Canadian National Railway Co. (NYSE)	49,628	3,431,280
Cenovus Energy, Inc.	44,116	761,205
CGI Group, Inc., Class A†	69,918	2,925,694
Encana Corp.#	101,399	1,321,326
Fairfax Financial Holdings, Ltd.	3,414	1,791,524
Loblaw Cos., Ltd.	27,242	1,390,103
Suncor Energy, Inc.#	87,763	2,634,785
Valeant Pharmaceuticals International, Inc.†	6,398	1,263,477

		18,484,983

Cayman Islands - 2.0%

Baidu, Inc. ADR†	30,311	6,175,866
Tencent Holdings, Ltd.	224,700	3,937,277
Vipshop Holdings, Ltd. ADR†	91,710	2,242,309

		12,355,452

China - 0.7%

Great Wall Motor Co., Ltd., Class H	405,000	2,582,229
Industrial & Commercial Bank of China, Ltd., Class H	2,380,000	1,746,074

		4,328,303

Denmark - 2.6%

Carlsberg A/S, Class B	39,815	3,406,283
Coloplast A/S, Class B	23,100	1,844,633
GN Store Nord A/S#	128,486	2,984,596
Novo Nordisk A/S, Class B	65,860	3,157,495
Pandora A/S	48,600	4,434,812

		15,827,819

France - 9.5%

Accor SA	82,180	4,306,193
Air Liquide SA	25,093	3,316,286
Bureau Veritas SA	35,836	844,554
Carrefour SA	57,112	1,889,534
Danone SA	47,128	3,287,197
Dassault Systemes	12,119	848,017
Essilor International SA	17,262	2,017,665
GDF Suez	83,386	1,854,598
Hermes International#	890	287,184
Legrand SA	30,652	1,694,476
LVMH Moet Hennessy Louis Vuitton SA	26,842	4,923,154
Orange SA	136,800	2,495,303
Pernod Ricard SA	43,823	5,195,802
Peugeot SA†#	163,640	2,740,411
Publicis Groupe SA	42,119	3,434,602
Schneider Electric SE	110,977	8,939,112
Total SA	65,520	3,536,598
Valeo SA	18,330	2,758,890
Zodiac Aerospace	112,420	4,045,844

		58,415,420

Germany - 7.5%

adidas AG	19,050	1,480,102
Allianz SE	12,370	2,070,860
Bayer AG	77,128	11,397,249
Beiersdorf AG	28,490	2,474,979
Continental AG	6,775	1,617,148
Daimler AG	30,030	2,907,175
Deutsche Boerse AG	35,085	2,862,191
Deutsche Post AG	38,386	1,307,147
Fresenius Medical Care AG & Co. KGaA	20,930	1,713,767
Linde AG	15,433	3,139,741
Merck KGaA	26,115	2,694,452
MTU Aero Engines AG	6,685	635,723
ProSiebenSat.1 Media AG	88,033	4,324,243
SAP SE	71,952	5,059,745
Wirecard AG	54,434	2,512,109

		46,196,631

Hong Kong - 2.0%

AIA Group, Ltd.	747,200	4,388,324
CNOOC, Ltd.	460,000	660,718
Galaxy Entertainment Group, Ltd.	713,000	3,612,896
Hutchison Whampoa, Ltd.	258,000	3,526,135

		12,188,073

India - 1.7%

Housing Development Finance Corp.	99,329	2,155,490
ICICI Bank, Ltd. ADR	316,120	3,682,798
Reliance Industries, Ltd.†	57,000	799,596
Tata Consultancy Services, Ltd.†	61,390	2,650,085
Tata Motors, Ltd. ADR	19,140	942,071

		10,230,040

Indonesia - 0.3%

Bank Mandiri Persero Tbk PT	2,373,900	2,204,008

Ireland - 0.7%

Bank of Ireland†	7,158,908	2,723,800
Ryanair Holdings PLC ADR	30,780	1,949,913

		4,673,713

Israel - 0.7%

Check Point Software Technologies, Ltd.†	9,646	805,345
Teva Pharmaceutical Industries, Ltd. ADR	64,710	3,689,764

		4,495,109

Italy - 1.3%

Intesa Sanpaolo SpA	1,387,200	4,632,202
Luxottica Group SpA	56,715	3,500,201

		8,132,403

Japan - 13.3%

Daikin Industries, Ltd.	38,600	2,515,897
Daito Trust Construction Co., Ltd.	23,100	2,497,793
Denso Corp.	96,900	4,550,756
FANUC Corp.	17,400	3,337,454
Fuji Heavy Industries, Ltd.	119,700	4,063,546
Honda Motor Co., Ltd.	99,900	3,298,266
Hoya Corp.	90,200	3,640,046
Inpex Corp.	130,411	1,546,399
Isuzu Motors, Ltd.	125,700	1,825,211
Japan Tobacco, Inc.	181,000	5,707,269
Keyence Corp.	12,900	6,588,840
Komatsu, Ltd.#	83,200	1,731,464
Kubota Corp.	212,000	3,446,052
Kyocera Corp.	36,600	1,848,281
Mizuho Financial Group, Inc.	1,041,400	1,919,571
Murata Manufacturing Co., Ltd.	25,100	3,093,831
Nidec Corp.#	44,500	3,002,750
Nitori Holdings Co., Ltd.	29,000	1,920,000
Ono Pharmaceutical Co., Ltd.#	20,100	1,999,498
ORIX Corp.	238,500	3,382,364
Rakuten, Inc.#	181,643	3,024,726
Seven & I Holdings Co., Ltd.#	66,100	2,527,134
Shin-Etsu Chemical Co., Ltd.	17,600	1,206,878
Suzuki Motor Corp.	108,500	3,428,464
Terumo Corp.	66,500	1,834,483
Toyota Motor Corp.	41,675	2,808,991
Unicharm Corp.	97,600	2,700,165
Yahoo Japan Corp.#	480,500	1,932,042

		81,378,171

Jersey - 2.6%

Delphi Automotive PLC	11,727	924,557
Shire PLC	51,488	4,193,086
Wolseley PLC	33,920	2,079,510
WPP PLC	362,018	8,579,142

		15,776,295

Mexico - 1.0%

Cemex SAB de CV ADR†	270,312	2,743,667
Fomento Economico Mexicano SAB de CV ADR†	11,380	1,084,059
Grupo Televisa SAB ADR†	63,054	2,151,402

		5,979,128

Netherlands - 4.4%

Akzo Nobel NV	86,555	6,431,463
ASML Holding NV	36,317	3,926,283
Heineken NV#	10,300	804,991
ING Groep NV CVA†	486,943	7,277,322
NXP Semiconductor NV†	37,150	3,153,849
Randstad Holding NV	56,264	3,314,962
Unilever NV CVA	42,956	1,869,920

		26,778,790

Norway - 0.3%

Statoil ASA#	89,710	1,690,975

Russia - 0.1%

Sberbank of Russia ADR (OTC)	262	1,348
Sberbank of Russia ADR (LSE)	78,098	396,972

		398,320

Singapore - 1.7%

Avago Technologies, Ltd.	21,828	2,785,689
DBS Group Holdings, Ltd.	190,700	2,738,379
Keppel Corp., Ltd.#	221,057	1,419,268
Singapore Telecommunications, Ltd.	229,350	710,171
United Overseas Bank, Ltd.	151,777	2,569,245

		10,222,752

South Korea - 0.7%

Samsung Electronics Co., Ltd.	2,101	2,597,656
Samsung Electronics Co., Ltd. GDR (LSE)*	2,110	1,310,310
Samsung Electronics Co., Ltd. GDR (OTC)*	298	185,058

		4,093,024

Spain - 1.8%

Amadeus IT Holding SA, Class A	83,904	3,459,949
Bankia SA†	1,151,670	1,672,832
Inditex SA	97,330	3,058,938
International Consolidated Airlines Group SA†	347,191	3,108,864

		11,300,583

Sweden - 2.2%

Electrolux AB, Series B	101,000	3,298,825
Hennes & Mauritz AB, Class B	48,967	2,136,763
Investor AB, Class B	64,695	2,573,987
Skandinaviska Enskilda Banken AB, Class A	291,820	3,682,315
Telefonaktiebolaget LM Ericsson, Class B	147,695	1,915,057

		13,606,947

Switzerland - 10.0%

ABB, Ltd.	98,551	2,113,985
Adecco SA	58,196	4,578,276
Credit Suisse Group AG	70,930	1,731,306

Givaudan SA	1,720	3,303,425
Julius Baer Group, Ltd.	81,173	3,747,232
Kuehne & Nagel International AG	6,261	911,551
Nestle SA	144,221	11,255,092
Novartis AG	108,497	11,090,400
Roche Holding AG	46,411	12,598,906
Sonova Holding AG	7,608	1,054,195
Swatch Group AG	2,510	1,143,961
Syngenta AG	6,394	2,252,169
UBS Group AG†	315,324	5,540,124

		61,320,622

Taiwan - 1.6%

Hon Hai Precision Industry Co., Ltd.	286,042	793,321
Taiwan Semiconductor Manufacturing Co., Ltd.	664,269	3,183,330
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	241,639	5,927,405

		9,904,056

Thailand - 0.5%

Kasikornbank PCL	65,700	438,948
Kasikornbank PCL NVDR	359,700	2,414,318

		2,853,266

Turkey - 0.4%

Akbank TAS†	523,566	1,711,341
BIM Birlesik Magazalar AS	33,690	631,176

		2,342,517

United Kingdom - 18.6%

Aberdeen Asset Management PLC#	264,299	1,912,067
ARM Holdings PLC	115,670	2,069,710
Ashtead Group PLC	204,411	3,755,403
Associated British Foods PLC	91,587	4,418,646
BAE Systems PLC	145,750	1,197,086
Barclays PLC	931,271	3,693,563
BG Group PLC	383,759	5,675,830
British American Tobacco PLC	62,834	3,668,779
BT Group PLC	399,600	2,811,317
Bunzl PLC	77,200	2,259,753
Burberry Group PLC	118,883	3,435,824
Carnival PLC	66,900	3,017,947
Centrica PLC	254,890	961,350
Compass Group PLC	422,498	7,514,195
Diageo PLC	63,338	1,892,618
Hays PLC	160,733	379,914
HSBC Holdings PLC	347,888	3,100,604
Informa PLC	160,511	1,370,362
Johnson Matthey PLC	69,309	3,647,724
Kingfisher PLC	426,560	2,406,323
Man Group PLC	517,340	1,530,301
Next PLC	13,551	1,568,008
Prudential PLC	193,964	4,879,562
Reckitt Benckiser Group PLC	94,079	8,511,295
Reed Elsevier PLC	203,908	3,519,503
Rio Tinto PLC	114,827	5,658,642
Rolls-Royce Holdings PLC	113,890	1,668,619
Royal Bank of Scotland Group PLC†	560,560	3,177,826
Royal Dutch Shell PLC, Class B	60,695	2,066,642
Sky PLC	456,493	7,022,904
Smith & Nephew PLC	255,600	4,680,054
Smiths Group PLC	87,594	1,561,930
St James’s Place PLC	208,251	3,047,900
Standard Chartered PLC	95,926	1,467,626
Whitbread PLC	52,736	4,278,438

		113,828,265

Total Common Stocks
(cost $491,448,222)		591,806,792

PREFERRED SECURITIES - 0.3%
Germany - 0.3%

Henkel AG & Co. KGaA	16,510	1,955,634

EXCHANGE-TRADED FUNDS - 0.2%

iShares MSCI EAFE Index Fund	13,680	890,158

Total Long-Term Investment Securities
(cost $494,139,445)		594,652,584

SHORT-TERM INVESTMENT SECURITIES - 6.3%
Commercial Paper - 0.2%

Barclays US Funding LLC 0.12% due 03/02/2015*	$1,063,000	1,062,996

Registered Investment Companies - 3.6%

State Street Navigator Securities Lending Prime Portfolio(1)	22,243,436	22,243,436

Time Deposits - 2.5%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/02/2015	15,043,000	15,043,000

Total Short-Term Investment Securities
(cost $38,349,432)		38,349,432

TOTAL INVESTMENTS (cost $532,488,877)(2)	103.3%	633,002,016
Liabilities in excess of other assets	(3.3)	(19,981,755)

NET ASSETS	100.0%	$613,020,261

#	The security or a portion thereof is out on loan
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2015, the aggregate value of these securities was $2,558,364 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	At February 28, 2015, the Fund had loaned securities with a total value of $21,102,156. This was secured by collateral of $22,243,436, which was received in cash and subsequently invested in short-term investments currently valued at $22,243,436 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

CVA - Certification Van Aandelen (Dutch Cert.)

GDR - Global Depository Receipt

LSE - London Stock Exchange

NVDR - Non-Voting Depositary Receipt

NYSE - New York Stock Exchange

OTC - Over The Counter US

TSX - Toronto Stock Exchange

Industry Allocation*

Banks-Commercial	8.3%
Medical-Drugs	7.9
Auto-Cars/Light Trucks	4.1
Registered Investment Companies	3.6
Food-Misc./Diversified	3.0
Diversified Banking Institutions	2.8
Time Deposits	2.5
Insurance-Life/Health	2.0
Semiconductor Components-Integrated Circuits	2.0
Chemicals-Diversified	1.9
Brewery	1.8
Oil Companies-Integrated	1.7
Soap & Cleaning Preparation	1.7
Medical Products	1.6
Tobacco	1.5
Electronic Components-Misc.	1.5
Oil Companies-Exploration & Production	1.5
Electronic Components-Semiconductors	1.5
Power Converter/Supply Equipment	1.5
Hotels/Motels	1.4
Advertising Agencies	1.4
Human Resources	1.4
Auto/Truck Parts & Equipment-Original	1.4
Web Portals/ISP	1.3
Food-Catering	1.2
Beverages-Wine/Spirits	1.2
Retail-Apparel/Shoe	1.2
Cosmetics & Toiletries	1.1
Cable/Satellite TV	1.1
Electronic Measurement Instruments	1.1
Industrial Gases	1.0
Food-Retail	1.0
Metal-Diversified	0.9
Retail-Jewelry	0.9
Finance-Other Services	0.9
Telephone-Integrated	0.9
E-Commerce/Products	0.9
Transport-Rail	0.9
Enterprise Software/Service	0.8
Airlines	0.8
Diversified Operations	0.8
Textile-Apparel	0.8
Electric Products-Misc.	0.8
Apparel Manufacturers	0.7
Television	0.7
Aerospace/Defense-Equipment	0.7
Diversified Operations/Commercial Services	0.7
Distribution/Wholesale	0.6
Internet Application Software	0.6
Semiconductor Equipment	0.6
Medical-Biomedical/Gene	0.6
Rental Auto/Equipment	0.6
Diversified Financial Services	0.6
Medical-Generic Drugs	0.6
Casino Hotels	0.6
Publishing-Periodicals	0.6
Aerospace/Defense	0.6
Retail-Vision Service Center	0.6
Machinery-Farming	0.6
Advertising Services	0.6
Finance-Leasing Companies	0.6
Transactional Software	0.5
Investment Management/Advisor Services	0.5
Industrial Automated/Robotic	0.5
Chemicals-Specialty	0.5
Appliances	0.5
Cruise Lines	0.5
Wireless Equipment	0.5
Computers-Integrated Systems	0.5
Building Products-Cement	0.4
Containers-Paper/Plastic	0.4
Computer Services	0.4
Investment Companies	0.4
Building Products-Air & Heating	0.4
Commercial Services	0.4
Real Estate Management/Services	0.4
Retail-Building Products	0.4
Agricultural Chemicals	0.4
Transport-Services	0.4
Finance-Mortgage Loan/Banker	0.4
Broadcast Services/Program	0.4
Machinery-Electrical	0.3
Insurance-Multi-line	0.3
Optical Supplies	0.3
Retail-Home Furnishings	0.3
Networking Products	0.3
Electric-Integrated	0.3
Insurance-Property/Casualty	0.3
Machinery-Construction & Mining	0.3
Dialysis Centers	0.3
Rubber-Tires	0.3
Diversified Manufacturing Operations	0.3
Athletic Footwear	0.2
Retail-Convenience Store	0.2
Multimedia	0.2
Food-Meat Products	0.2
Beverages-Non-alcoholic	0.2
Commercial Paper	0.2
Gas-Distribution	0.2
Diversified Minerals	0.2
Exchange-Traded Funds	0.2
Computer Aided Design	0.1
Consulting Services	0.1
Applications Software	0.1
Oil Refining & Marketing	0.1
Telecom Services	0.1
Mining Services	0.1

103.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$591,806,792	$—	$—	$591,806,792
Preferred Securities	1,955,634	—	—	1,955,634
Exchange-Traded Funds	890,158	—	—	890,158
Short-Term Investment Securities:
Registered Investment Companies	22,243,436	—	—	22,243,436
Other Short-Term Investment Securities	—	16,105,996	—	16,105,996

Total Investments at Value	$616,896,020	$16,105,996	$—	$633,002,016

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS - February 28, 2015

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.2%
Aerospace/Defense-Equipment - 1.6%

United Technologies Corp.	23,434	$2,856,839

Agricultural Chemicals - 1.6%

Monsanto Co.	24,590	2,961,374

Applications Software - 3.3%

Intuit, Inc.	14,090	1,375,607
Microsoft Corp.	104,345	4,575,528

		5,951,135

Auto/Truck Parts & Equipment-Original - 1.7%

Delphi Automotive PLC	38,529	3,037,626

Banks-Super Regional - 1.5%

Wells Fargo & Co.	50,809	2,783,825

Beverages-Non-alcoholic - 1.5%

PepsiCo, Inc.	27,519	2,723,831

Beverages-Wine/Spirits - 1.0%

Diageo PLC ADR#	15,481	1,839,917

Broadcast Services/Program - 0.5%

Discovery Communications, Inc., Class A†	28,746	928,496

Building & Construction Products-Misc. - 0.5%

Fortune Brands Home & Security, Inc.	20,146	933,163

Cable/Satellite TV - 2.9%

Comcast Corp., Class A	88,209	5,237,850

Casino Hotels - 1.0%

Las Vegas Sands Corp.	29,295	1,666,885
Wynn Resorts, Ltd.	1,139	162,308

		1,829,193

Chemicals-Diversified - 1.1%

LyondellBasell Industries NV, Class A	23,535	2,021,892

Commercial Services - 0.6%

Aramark	34,279	1,084,930

Commercial Services-Finance - 1.9%

MasterCard, Inc., Class A	38,910	3,506,958

Computers - 4.8%

Apple, Inc.	63,508	8,158,238
Hewlett-Packard Co.	18,475	643,669

		8,801,907

Computers-Memory Devices - 1.0%

EMC Corp.	66,295	1,918,577

Cosmetics & Toiletries - 0.9%

Procter & Gamble Co.	20,370	1,734,098

Data Processing/Management - 0.8%
Dun & Bradstreet Corp.	10,455	1,385,078

Diversified Banking Institutions - 10.5%

Bank of America Corp.	229,187	3,623,447
Citigroup, Inc.	143,420	7,518,077
Goldman Sachs Group, Inc.	13,260	2,516,615
JPMorgan Chase & Co.	89,755	5,500,186

		19,158,325

Diversified Manufacturing Operations - 2.2%

Eaton Corp. PLC	6,691	475,128
General Electric Co.	133,602	3,472,316

		3,947,444

E-Commerce/Services - 0.9%

Priceline Group, Inc.†	1,345	1,664,411

Electronic Components-Semiconductors - 1.6%

Broadcom Corp., Class A	37,345	1,689,114
Skyworks Solutions, Inc.	13,356	1,171,989

		2,861,103

Electronic Security Devices - 1.1%

Tyco International PLC	45,837	1,935,238

Entertainment Software - 2.4%

Activision Blizzard, Inc.	62,635	1,460,648
Electronic Arts, Inc.†	51,560	2,948,201

		4,408,849

Finance-Credit Card - 1.2%

American Express Co.	26,725	2,180,493

Hotels/Motels - 0.1%

Hilton Worldwide Holdings, Inc.†	9,786	276,650

Instruments-Controls - 2.5%

Honeywell International, Inc.	45,031	4,628,286

Insurance Brokers - 1.4%

Aon PLC	26,296	2,639,067

Insurance-Reinsurance - 1.8%

Berkshire Hathaway, Inc., Class B†	22,194	3,271,618

Investment Management/Advisor Services - 2.4%

BlackRock, Inc.	11,820	4,390,184

Medical Instruments - 4.0%

Medtronic PLC	71,918	5,580,118
St. Jude Medical, Inc.	24,424	1,628,592

		7,208,710

Medical-Biomedical/Gene - 4.1%

Biogen Idec, Inc.†	6,110	2,502,595
Celgene Corp.†	26,932	3,273,046
Vertex Pharmaceuticals, Inc.†	13,655	1,630,817

		7,406,458

Medical-Drugs - 3.9%

Abbott Laboratories	68,407	3,240,440
Johnson & Johnson	37,618	3,856,221

		7,096,661

Medical-Generic Drugs - 1.4%

Perrigo Co. PLC	16,343	2,524,503

Medical-HMO - 1.2%

Cigna Corp.	17,394	2,115,632

Medical-Wholesale Drug Distribution - 1.1%

Cardinal Health, Inc.	22,174	1,951,090

Metal Processors & Fabrication - 0.5%

Precision Castparts Corp.	4,210	910,623

Multilevel Direct Selling - 0.2%

Nu Skin Enterprises, Inc., Class A#	5,785	313,431

Multimedia - 0.3%

Viacom, Inc., Class B	8,189	572,739

Oil Companies-Exploration & Production - 1.7%

Canadian Natural Resources, Ltd.	43,328	1,263,011
ConocoPhillips	11,236	732,587
Noble Energy, Inc.	23,717	1,120,154

		3,115,752

Oil Companies-Integrated - 2.2%

Chevron Corp.	37,350	3,984,498

Oil-Field Services - 1.7%

Halliburton Co.	31,855	1,367,854
Schlumberger, Ltd.	20,165	1,697,086

		3,064,940

Publishing-Periodicals - 1.2%

Nielsen NV#	49,355	2,231,340

Real Estate Investment Trusts - 0.3%

Rayonier, Inc.	17,905	490,776

Retail-Arts & Crafts - 0.7%

Michaels Cos., Inc.†	42,516	1,198,951

Retail-Building Products - 1.5%

Lowe’s Cos., Inc.	37,265	2,760,964

Retail-Drug Store - 3.5%

CVS Health Corp.	51,109	5,308,692
Walgreens Boots Alliance, Inc.	14,091	1,170,680

		6,479,372

Retail-Restaurants - 0.5%

McDonald’s Corp.	9,585	947,957

Semiconductor Components-Integrated Circuits - 1.3%

QUALCOMM, Inc.	33,295	2,414,220

Telephone-Integrated - 2.7%

Verizon Communications, Inc.	98,338	4,862,814

Television - 1.5%

CBS Corp., Class B	45,930	2,714,463

Textile-Home Furnishings - 0.4%

Mohawk Industries, Inc.†	3,934	725,233

Tobacco - 1.6%

Philip Morris International, Inc.	36,120	2,996,515

Transport-Rail - 0.9%

Kansas City Southern	13,804	1,599,055

Transport-Services - 0.8%

FedEx Corp.	7,925	1,402,567

Web Portals/ISP - 3.7%

Google, Inc., Class A†	3,862	2,172,877
Google, Inc., Class C†	8,127	4,538,117

		6,710,994

Total Long-Term Investment Securities
(cost $147,936,580)		180,698,615

SHORT-TERM INVESTMENT SECURITIES - 2.5%
Registered Investment Companies - 2.5%

State Street Navigator Securities Lending Prime Portfolio(1) (cost $4,517,055)	4,517,055	4,517,055

REPURCHASE AGREEMENTS - 0.3%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 02/27/2015, to be purchased 03/02/2015 in the amount of $558,000 and collateralized by $590,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $571,268 (cost $558,000)	$558,000	558,000

TOTAL INVESTMENTS
(cost $153,011,635)(2)	102.0%	185,773,670
Liabilities in excess of other assets	(2.0)	(3,671,936)

NET ASSETS	100.0%	$182,101,734

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At February 28, 2015, the Fund had loaned securities with a total value of $4,384,688. This was secured by collateral of $4,517,055, which was received in cash and subsequently invested in short-term investments currently valued at $4,517,055 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$180,698,615	$—	$—	$180,698,615
Short-Term Investment Securities	4,517,055	—	—	4,517,055
Repurchase Agreements	—	558,000	—	558,000

Total Investments at Value	$185,215,670	$558,000	$—	$185,773,670

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2015 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.3%
Advertising Agencies - 0.4%

Omnicom Group, Inc.	20,638	$1,641,547

Aerospace/Defense-Equipment - 3.2%

United Technologies Corp.	114,081	13,907,615

Agricultural Chemicals - 1.8%

Monsanto Co.	62,595	7,538,316

Apparel Manufacturers - 2.2%

Burberry Group PLC	144,436	4,174,328
VF Corp.	69,071	5,294,983

		9,469,311

Athletic Footwear - 1.2%

NIKE, Inc., Class B	52,334	5,082,678

Auto/Truck Parts & Equipment-Original - 0.9%

Johnson Controls, Inc.	76,721	3,898,194

Beverages-Non-alcoholic - 0.5%

PepsiCo, Inc.	22,454	2,222,497

Beverages-Wine/Spirits - 1.5%

Pernod Ricard SA	54,527	6,464,905

Brewery - 0.7%

AMBEV SA ADR	459,695	2,965,033

Broadcast Services/Program - 1.1%

Discovery Communications, Inc., Class A†#	149,160	4,817,868

Chemicals-Diversified - 0.9%

LyondellBasell Industries NV, Class A	42,880	3,683,821

Chemicals-Specialty - 1.3%

Ecolab, Inc.	46,500	5,372,610

Coatings/Paint - 1.1%

Sherwin-Williams Co.#	16,577	4,727,760

Commercial Services-Finance - 2.9%

Equifax, Inc.	69,918	6,528,244
MasterCard, Inc., Class A	63,297	5,704,958

		12,233,202

Computer Services - 5.4%

Accenture PLC, Class A	191,362	17,228,321
Cognizant Technology Solutions Corp., Class A†	94,298	5,892,210

		23,120,531

Computers - 1.0%

Apple, Inc.	34,722	4,460,388

Computers-Memory Devices - 2.0%

EMC Corp.	301,283	8,719,130

Cosmetics & Toiletries - 5.4%

Colgate-Palmolive Co.	212,745	15,066,601
L’Oreal SA	19,749	3,585,744
Procter & Gamble Co.	50,552	4,303,492

		22,955,837

Data Processing/Management - 1.8%

Fidelity National Information Services, Inc.	113,598	7,678,089

Dental Supplies & Equipment - 2.6%

DENTSPLY International, Inc.	172,296	9,133,411
Patterson Cos., Inc.	42,352	2,120,776

		11,254,187

Distribution/Wholesale - 2.1%

WW Grainger, Inc.	38,775	9,186,185

Diversified Manufacturing Operations - 4.8%

Colfax Corp.†#	126,877	6,683,880
Danaher Corp.	161,674	14,110,907

		20,794,787

E-Commerce/Products - 0.7%

eBay, Inc.†	53,091	3,074,500

Electronic Components-Semiconductors - 2.3%

Microchip Technology, Inc.#	106,869	5,479,174
Texas Instruments, Inc.	73,822	4,340,733

		9,819,907

Electronic Connectors - 0.8%

Amphenol Corp., Class A	61,423	3,467,943

Enterprise Software/Service - 2.8%

Oracle Corp.	276,180	12,102,208

Finance-Credit Card - 3.9%

Visa, Inc., Class A	62,468	16,948,193

Finance-Investment Banker/Broker - 0.5%

Charles Schwab Corp.	68,857	2,020,264

Finance-Other Services - 1.5%

CME Group, Inc.	67,016	6,428,845

Food-Misc./Diversified - 1.7%

Danone SA	103,910	7,247,764

Industrial Gases - 1.5%

Praxair, Inc.	50,903	6,510,494

Instruments-Controls - 2.6%

Mettler-Toledo International, Inc.†	25,093	7,883,468
Sensata Technologies Holding NV†	57,663	3,098,809

		10,982,277

Instruments-Scientific - 3.8%

Thermo Fisher Scientific, Inc.	79,851	10,380,630
Waters Corp.†	49,901	6,007,082

		16,387,712

Investment Management/Advisor Services - 1.9%

Franklin Resources, Inc.	153,413	8,258,222

Medical Instruments - 0.5%

St. Jude Medical, Inc.	33,593	2,239,981

Medical-Drugs - 3.5%

Abbott Laboratories	128,709	6,096,945
Johnson & Johnson	28,497	2,921,228
Zoetis, Inc.	133,337	6,145,502

		15,163,675

Metal Processors & Fabrication - 0.8%

Precision Castparts Corp.	15,812	3,420,136

Multimedia - 5.1%

Time Warner, Inc.	91,275	7,471,772
Twenty-First Century Fox, Inc., Class A	281,153	9,840,355
Walt Disney Co.	42,690	4,443,175

		21,755,302

Oil-Field Services - 2.7%

Schlumberger, Ltd.	135,403	11,395,516

Pharmacy Services - 2.3%

Express Scripts Holding Co.†	114,923	9,744,321

Retail-Auto Parts - 1.5%

AutoZone, Inc.†	10,250	6,587,470

Retail-Drug Store - 2.6%

CVS Health Corp.	105,914	11,001,287

Retail-Restaurants - 0.7%

McDonald’s Corp.	28,478	2,816,474

Semiconductor Components-Integrated Circuits - 1.3%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	229,569	5,631,328

Soap & Cleaning Preparation - 0.7%

Church & Dwight Co., Inc.#	34,808	2,963,553

Textile-Apparel - 2.3%

LVMH Moet Hennessy Louis Vuitton SA	53,975	9,899,680

Transport-Services - 0.6%

Expeditors International of Washington, Inc.	56,683	2,737,789

Vitamins & Nutrition Products - 1.6%

Mead Johnson Nutrition Co.	66,288	6,944,331

Web Portals/ISP - 4.3%

Google, Inc., Class A†	32,886	18,502,650

Total Long-Term Investment Securities
(cost $357,248,280)		426,246,313

SHORT-TERM INVESTMENT SECURITIES - 1.9%
Registered Investment Companies - 1.9%

State Street Navigator Securities Lending Prime Portfolio(1) (cost $7,936,083)	7,936,083	7,936,083

TOTAL INVESTMENTS
(cost $365,184,363)(2)	101.2%	434,182,396
Liabilities in excess of other assets	(1.2)	(5,050,051)

NET ASSETS	100.0%	$429,132,345

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At February 28, 2015, the Fund had loaned securities with a total value of $14,451,803. This was secured by collateral of $7,936,083, which was received in cash and subsequently invested in short-term investments currently valued at $7,936,083 as reported in the portfolio of investments. Additional collateral of $6,905,802 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2015
United States Treasury Notes/Bonds	0.13% to 8.88%	05/15/2015 to 05/15/2044	$6,905,802

(2)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks	$426,246,313	$—	$—	$426,246,313
Short-Term Investment Securities	7,936,083	—	—	7,936,083

Total Investments at Value	$434,182,396	$—	$—	$434,182,396

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.5%
Aerospace/Defense - 0.4%
Esterline Technologies Corp.†	61,476	$7,244,947
Teledyne Technologies, Inc.†	70,317	7,090,063

		14,335,010

Aerospace/Defense-Equipment - 1.2%

B/E Aerospace, Inc.#	202,680	12,878,287
Exelis, Inc.	362,475	8,771,895
KLX, Inc.†	101,340	4,047,519
Orbital ATK, Inc.#	114,006	7,556,318
Triumph Group, Inc.	98,977	5,917,835

		39,171,854

Airlines - 0.7%

Alaska Air Group, Inc.	253,268	16,120,508
JetBlue Airways Corp.†#	471,875	8,111,531

		24,232,039

Apparel Manufacturers - 1.0%

Carter’s, Inc.	102,286	9,079,928
Hanesbrands, Inc.	191,763	24,457,453

		33,537,381

Applications Software - 0.2%

PTC, Inc.†	225,789	7,824,718

Athletic Equipment - 0.6%

Jarden Corp.†	344,202	18,266,800

Auction Houses/Art Dealers - 0.2%

Sotheby’s	118,181	5,194,055

Auto/Truck Parts & Equipment-Original - 0.4%

Dana Holding Corp.	326,183	7,127,099
Vista Outdoor, Inc.†	122,928	5,367,036

		12,494,135

Banks-Commercial - 4.4%

Associated Banc-Corp.#	292,584	5,453,766
BancorpSouth, Inc.	164,536	3,683,961
Bank of Hawaii Corp.#	85,194	5,133,790
Cathay General Bancorp Class B	142,613	3,683,694
City National Corp.	92,122	8,325,065
Commerce Bancshares, Inc.#	159,273	6,613,015
Cullen/Frost Bankers, Inc.	105,446	7,149,239
East West Bancorp, Inc.	275,984	11,025,561
First Horizon National Corp.	456,445	6,522,599
FirstMerit Corp.	318,263	5,776,474
Fulton Financial Corp.	361,450	4,373,545
Hancock Holding Co.#	157,562	4,611,840
International Bancshares Corp.	112,012	2,773,417
PacWest Bancorp	186,346	8,541,169
Prosperity Bancshares, Inc.	115,453	5,972,384
Signature Bank†	96,841	11,945,337
SVB Financial Group†	97,646	12,000,693
Synovus Financial Corp.	262,911	7,358,879
TCF Financial Corp.	321,133	5,038,577
Trustmark Corp.	129,804	2,991,982
Umpqua Holdings Corp.	418,137	6,915,986
Valley National Bancorp#	422,907	4,059,907
Webster Financial Corp.	173,736	5,999,104

		145,949,984

Batteries/Battery Systems - 0.5%

Energizer Holdings, Inc.	118,877	15,909,309

Brewery - 0.1%

Boston Beer Co., Inc., Class A†#	17,106	4,577,566

Building & Construction Products-Misc. - 0.6%

Fortune Brands Home & Security, Inc.	305,015	14,128,295
Louisiana-Pacific Corp.†#	272,177	4,580,739

		18,709,034

Building Products-Air & Heating - 0.3%

Lennox International, Inc.	86,010	8,967,403

Building Products-Cement - 0.2%

Eagle Materials, Inc.	96,621	7,584,749

Building-Heavy Construction - 0.1%

Granite Construction, Inc.	69,238	2,293,163

Building-Maintenance & Services - 0.1%

Rollins, Inc.	123,432	4,139,909

Building-Mobile Home/Manufactured Housing - 0.2%

Thor Industries, Inc.	89,259	5,503,710

Building-Residential/Commercial - 0.8%

KB Home#	175,125	2,442,994
MDC Holdings, Inc.#	75,167	2,043,039
NVR, Inc.†#	7,491	9,978,012
Toll Brothers, Inc.†	311,616	11,938,009

		26,402,054

Casino Services - 0.3%

International Game Technology	475,795	8,488,183

Chemicals-Diversified - 0.1%

Olin Corp.	151,218	4,240,153

Chemicals-Plastics - 0.2%

PolyOne Corp.	175,011	6,954,937

Chemicals-Specialty - 1.8%

Albemarle Corp.#	216,529	12,249,045
Ashland, Inc.	122,856	15,678,883
Cabot Corp.	124,299	5,608,371
Cytec Industries, Inc.	138,211	7,260,224
Minerals Technologies, Inc.	66,411	4,863,277
NewMarket Corp.	20,687	9,745,646
Sensient Technologies Corp.	92,808	5,903,517

		61,308,963

Coal - 0.1%

Peabody Energy Corp.#	522,497	4,127,726

Coatings/Paint - 0.8%

RPM International, Inc.	256,972	12,989,935
Valspar Corp.	146,725	12,713,721

		25,703,656

Commercial Services - 0.7%

CDK Global, Inc.	308,543	14,449,069
HMS Holdings Corp.†	168,851	2,961,647
Live Nation Entertainment, Inc.†	277,872	7,110,744

		24,521,460

Commercial Services-Finance - 0.9%

Global Payments, Inc.	131,238	12,055,523
SEI Investments Co.	251,864	10,840,226
WEX, Inc.†	74,597	7,981,133

		30,876,882

Communications Software - 0.2%

SolarWinds, Inc.†	126,247	6,404,510

Computer Aided Design - 0.5%

ANSYS, Inc.†#	177,106	15,225,803

Computer Services - 0.6%

Convergys Corp.	194,599	4,349,288
DST Systems, Inc.	56,415	5,996,350
Leidos Holdings, Inc.	119,703	5,389,029
Science Applications International Corp.	77,833	4,255,908

		19,990,575

Computer Software - 0.3%

Rackspace Hosting, Inc.†	228,472	11,348,204

Computers-Integrated Systems - 1.2%

Diebold, Inc.	124,353	4,439,402
Jack Henry & Associates, Inc.	158,756	10,398,518
NCR Corp.†	323,356	9,509,900
Riverbed Technology, Inc.†	298,600	6,252,684
VeriFone Systems, Inc.†	217,606	7,657,555

		38,258,059

Computers-Other - 0.2%

3D Systems Corp.†#	198,872	6,059,630

Computers-Periphery Equipment - 0.2%

Lexmark International, Inc., Class A	119,843	5,112,502

Consulting Services - 1.2%

Corporate Executive Board Co.	64,927	5,077,941
FTI Consulting, Inc.†	78,631	2,899,125
Gartner, Inc.†	169,461	14,083,904
Towers Watson & Co., Class A	135,145	17,771,567

		39,832,537

Containers-Metal/Glass - 0.2%

Greif, Inc., Class A	65,237	2,870,428
Silgan Holdings, Inc.	84,212	4,834,611

		7,705,039

Containers-Paper/Plastic - 1.6%

Bemis Co., Inc.	192,240	9,381,312
Packaging Corp. of America	189,367	15,690,950
Rock-Tenn Co., Class A	269,610	18,506,030
Sonoco Products Co.	195,815	9,170,016

		52,748,308

Data Processing/Management - 0.7%

Acxiom Corp.†	148,495	2,969,900
Broadridge Financial Solutions, Inc.	230,071	12,246,679
CommVault Systems, Inc.†	81,986	3,957,464
Fair Isaac Corp.	61,878	5,267,056

		24,441,099

Decision Support Software - 0.4%

MSCI, Inc.	215,667	12,101,075

Dental Supplies & Equipment - 0.2%

Align Technology, Inc.†	139,954	8,026,362

Diagnostic Kits - 0.4%

IDEXX Laboratories, Inc.†	91,776	14,393,230

Distribution/Wholesale - 0.8%

Ingram Micro, Inc., Class A†	299,497	7,400,571
LKQ Corp.†	581,001	14,278,099
Watsco, Inc.	52,483	6,153,107

		27,831,777

Diversified Manufacturing Operations - 1.6%

A.O. Smith Corp.	145,562	9,174,773
Carlisle Cos., Inc.	123,420	11,486,699
Crane Co.	95,363	6,373,109
Harsco Corp.	155,536	2,564,789
ITT Corp.	176,305	7,240,846
SPX Corp.	79,067	7,047,242
Trinity Industries, Inc.#	300,374	10,098,574

		53,986,032

Electric-Integrated - 2.4%

Alliant Energy Corp.	213,522	13,579,999
Black Hills Corp.	85,921	4,367,364
Cleco Corp.	116,206	6,325,093
Great Plains Energy, Inc.	296,569	7,891,701
Hawaiian Electric Industries, Inc.	197,400	6,524,070
IDACORP, Inc.	96,755	6,058,798
MDU Resources Group, Inc.	373,295	8,324,479
OGE Energy Corp.	383,463	12,466,382
PNM Resources, Inc.	153,312	4,377,058
Westar Energy, Inc.	249,619	9,697,698

		79,612,642

Electronic Components-Misc. - 0.8%

Gentex Corp.	562,820	9,916,888
Jabil Circuit, Inc.	372,300	8,179,431
Knowles Corp.†#	163,678	3,134,434
Vishay Intertechnology, Inc.	261,096	3,718,007

		24,948,760

Electronic Components-Semiconductors - 2.5%

Advanced Micro Devices, Inc.†#	1,197,196	3,723,279
Cree, Inc.†#	215,930	8,477,412
Fairchild Semiconductor International, Inc.†	231,213	4,032,355
Intersil Corp., Class A	249,280	3,886,275
IPG Photonics Corp.†#	68,222	6,542,490
Rovi Corp.†	182,330	4,536,370
Semtech Corp.†	129,644	3,750,601
Silicon Laboratories, Inc.†	77,723	3,935,893
Skyworks Solutions, Inc.	367,025	32,206,444
SunEdison, Inc.†#	481,305	10,656,093

		81,747,212

Electronic Design Automation - 0.9%

Cadence Design Systems, Inc.†#	563,511	10,343,244
Mentor Graphics Corp.	185,976	4,362,997
Synopsys, Inc.†	299,924	13,919,473

		28,625,714

Electronic Measurement Instruments - 1.0%

Itron, Inc.†	75,536	2,755,553
Keysight Technologies, Inc.†	320,962	12,048,913
National Instruments Corp.	193,513	6,025,995
Trimble Navigation, Ltd.†	500,268	13,077,006

		33,907,467

Electronic Parts Distribution - 0.8%

Arrow Electronics, Inc.†	186,556	11,559,010
Avnet, Inc.	263,831	12,086,098
Tech Data Corp.†	73,621	4,380,449

		28,025,557

Engineering/R&D Services - 0.4%

AECOM Technology Corp.†#	296,120	8,901,367
KBR, Inc.	279,525	4,553,462

		13,454,829

Enterprise Software/Service - 0.9%

Advent Software, Inc.	85,342	3,769,556
Informatica Corp.†	209,205	8,984,309
Tyler Technologies, Inc.†	63,225	7,547,168
Ultimate Software Group, Inc.†	54,394	8,955,700

		29,256,733

Environmental Monitoring & Detection - 0.1%

MSA Safety, Inc.	60,477	3,058,927

Filtration/Separation Products - 0.5%

CLARCOR, Inc.	97,114	6,391,073
Donaldson Co., Inc.	245,830	9,105,543

		15,496,616

Finance-Consumer Loans - 0.2%

SLM Corp.	814,041	7,708,968

Finance-Investment Banker/Broker - 0.6%

Raymond James Financial, Inc.	242,003	13,825,631
Stifel Financial Corp.†	127,101	6,961,322

		20,786,953

Finance-Mortgage Loan/Banker - 0.2%

CoreLogic, Inc.†	175,418	5,848,436

Finance-Other Services - 0.3%

CBOE Holdings, Inc.	162,475	9,753,374

Food-Baking - 0.2%

Flowers Foods, Inc.	354,919	7,680,447

Food-Canned - 0.2%

TreeHouse Foods, Inc.†	80,972	6,766,020

Food-Confectionery - 0.0%

Tootsie Roll Industries, Inc.#	38,546	1,271,247

Food-Dairy Products - 0.5%

Dean Foods Co.#	180,488	2,909,466
WhiteWave Foods Co., Class A†	335,128	13,723,492

		16,632,958

Food-Flour & Grain - 0.1%

Post Holdings, Inc.†	98,775	4,887,387

Food-Misc./Diversified - 0.8%

Hain Celestial Group, Inc.†	193,838	12,120,690
Ingredion, Inc.#	138,342	11,373,096
Lancaster Colony Corp.	37,360	3,414,704

		26,908,490

Food-Retail - 0.1%

SUPERVALU, Inc.†	396,521	3,917,627

Food-Wholesale/Distribution - 0.2%

United Natural Foods, Inc.†	95,565	7,935,718

Footwear & Related Apparel - 0.1%

Deckers Outdoor Corp.†	66,652	4,948,244

Funeral Services & Related Items - 0.3%

Service Corp. International	399,732	9,933,340

Garden Products - 0.2%

Scotts Miracle-Gro Co., Class A	86,004	5,634,122

Gas-Distribution - 1.7%

Atmos Energy Corp.	193,151	10,244,729
National Fuel Gas Co.	161,901	10,428,043
ONE Gas, Inc.	100,084	4,164,495
Questar Corp.	337,368	7,887,664
UGI Corp.	331,794	11,277,678
Vectren Corp.	158,798	7,090,331
WGL Holdings, Inc.	95,694	5,105,275

		56,198,215

Gold Mining - 0.3%

Royal Gold, Inc.	125,367	9,038,961

Hazardous Waste Disposal - 0.2%

Clean Harbors, Inc.†#	106,211	5,914,891

Home Furnishings - 0.2%

Tempur Sealy International, Inc.†	117,227	6,741,725

Housewares - 0.2%

Tupperware Brands Corp.	96,988	6,924,943

Human Resources - 0.4%

ManpowerGroup, Inc.	153,443	12,346,024

Industrial Automated/Robotic - 0.5%

Cognex Corp.†	166,949	7,460,951
Nordson Corp.	112,944	8,688,782

		16,149,733

Instruments-Controls - 0.7%

Mettler-Toledo International, Inc.†	54,955	17,265,212
Woodward, Inc.	112,185	5,446,582

		22,711,794

Instruments-Scientific - 0.2%

FEI Co.	80,761	6,379,311

Insurance Brokers - 0.7%

Arthur J. Gallagher & Co.	310,659	14,597,867
Brown & Brown, Inc.	228,131	7,332,130

		21,929,997

Insurance-Life/Health - 0.3%

Primerica, Inc.	102,299	5,395,249
StanCorp Financial Group, Inc.	80,931	5,354,395

		10,749,644

Insurance-Multi-line - 0.6%

American Financial Group, Inc.	142,094	8,951,922
Kemper Corp.	96,310	3,544,208
Old Republic International Corp.	466,883	7,077,946

		19,574,076

Insurance-Property/Casualty - 1.6%

Alleghany Corp.†	31,005	14,651,103
First American Financial Corp.	206,145	7,221,259
Hanover Insurance Group, Inc.	84,799	5,956,282
HCC Insurance Holdings, Inc.	186,348	10,413,126
Mercury General Corp.	69,840	3,808,375
WR Berkley Corp.	196,369	9,800,777

		51,850,922

Insurance-Reinsurance - 1.2%

Aspen Insurance Holdings, Ltd.	119,804	5,493,013
Everest Re Group, Ltd.	87,521	15,528,851
Reinsurance Group of America, Inc.	131,963	11,785,616
RenaissanceRe Holdings, Ltd.	74,172	7,604,855

		40,412,335

Investment Management/Advisor Services - 0.9%

Eaton Vance Corp.#	228,535	9,621,323
Federated Investors, Inc., Class B#	183,729	6,050,196
Janus Capital Group, Inc.#	285,846	4,710,742
Waddell & Reed Financial, Inc., Class A	162,565	8,040,465

		28,422,726

Lighting Products & Systems - 0.4%

Acuity Brands, Inc.	83,177	13,181,891

Machine Tools & Related Products - 0.5%

Kennametal, Inc.	151,440	5,300,400
Lincoln Electric Holdings, Inc.	149,541	10,324,311

		15,624,711

Machinery-Construction & Mining - 0.4%

Oshkosh Corp.	153,599	7,494,095
Terex Corp.	208,679	5,719,892

		13,213,987

Machinery-Electrical - 0.2%

Regal-Beloit Corp.	86,967	6,778,208

Machinery-Farming - 0.2%

AGCO Corp.#	161,130	8,014,606

Machinery-General Industrial - 1.2%

IDEX Corp.	152,846	11,808,882
Wabtec Corp.	185,373	17,590,044
Zebra Technologies Corp., Class A†	97,719	8,897,315

		38,296,241

Machinery-Pumps - 0.3%

Graco, Inc.	115,643	8,763,427

Medical Information Systems - 0.1%

Allscripts Healthcare Solutions, Inc.†	325,963	3,913,186

Medical Instruments - 0.3%

Bio-Techne Corp.	71,229	6,946,965
Thoratec Corp.†	108,363	4,412,541

		11,359,506

Medical Products - 2.0%

Cooper Cos., Inc.	92,930	15,237,732
Halyard Health Inc†#	89,962	4,141,851
Henry Schein, Inc.†	162,121	22,705,046
Hill-Rom Holdings, Inc.	110,445	5,292,524
Sirona Dental Systems, Inc.†	106,530	9,675,055
Teleflex, Inc.	79,676	9,695,772

		66,747,980

Medical Sterilization Products - 0.2%

STERIS Corp.#	114,210	7,368,829

Medical-Biomedical/Gene - 0.8%

Bio-Rad Laboratories, Inc., Class A†	39,451	5,017,378
Charles River Laboratories International, Inc.†	89,841	6,888,110
United Therapeutics Corp.†	90,980	14,106,449

		26,011,937

Medical-Drugs - 0.8%

Akorn, Inc.†#	143,263	7,708,982
Salix Pharmaceuticals, Ltd.†#	122,585	19,270,362

		26,979,344

Medical-HMO - 0.9%

Centene Corp.†	225,520	13,860,459
Health Net, Inc.†	150,001	8,602,557
WellCare Health Plans, Inc.†	84,469	7,670,630

		30,133,646

Medical-Hospitals - 0.5%

Community Health Systems, Inc.†	223,853	10,861,347
LifePoint Hospitals, Inc.†	86,885	6,252,245

		17,113,592

Medical-Wholesale Drug Distribution - 0.1%

Owens & Minor, Inc.	121,387	4,328,660

Metal Processors & Fabrication - 0.2%

Timken Co.	143,413	6,092,184

Metal-Iron - 0.1%

Cliffs Natural Resources, Inc.#	294,835	2,016,671

Miscellaneous Manufacturing - 0.2%

AptarGroup, Inc.	125,450	8,263,392

Motion Pictures & Services - 0.1%

DreamWorks Animation SKG, Inc., Class A†#	138,522	2,965,756

Multimedia - 0.5%

FactSet Research Systems, Inc.#	75,311	11,714,626
Meredith Corp.	70,198	3,765,421

		15,480,047

Networking Products - 0.4%

Fortinet, Inc.†	264,785	8,899,424
Polycom, Inc.†	263,689	3,644,182

		12,543,606

Non-Hazardous Waste Disposal - 0.3%

Waste Connections, Inc.	238,892	11,220,757

Office Furnishings-Original - 0.2%

Herman Miller, Inc.	114,339	3,541,079
HNI Corp.	86,806	4,427,106

		7,968,185

Oil & Gas Drilling - 0.4%

Atwood Oceanics, Inc.	115,165	3,571,267
Patterson-UTI Energy, Inc.	281,271	5,255,549
Rowan Cos. PLC, Class A	239,637	5,178,555

		14,005,371

Oil Companies-Exploration & Production - 1.1%

California Resources Corp.†	600,229	4,297,639
Energen Corp.	140,880	9,106,483
Gulfport Energy Corp.†	164,563	7,538,631
Rosetta Resources, Inc.†	118,334	2,098,062
SM Energy Co.	129,673	6,291,734
Unit Corp.†	88,755	2,710,578
WPX Energy, Inc.†	390,573	4,210,377

		36,253,504

Oil Field Machinery & Equipment - 0.5%

Dresser-Rand Group, Inc.†	147,465	12,002,176
Dril-Quip, Inc.†	76,945	5,590,824

		17,593,000

Oil Refining & Marketing - 0.9%

HollyFrontier Corp.	376,808	16,575,784
Murphy USA, Inc.†	82,728	5,872,861
Western Refining, Inc.	140,482	6,616,702

		29,065,347

Oil-Field Services - 0.9%

Helix Energy Solutions Group, Inc.†	188,921	2,916,940
NOW, Inc.†#	206,058	4,378,733
Oceaneering International, Inc.	202,155	11,023,512
Oil States International, Inc.†	104,092	4,525,920
Superior Energy Services, Inc.#	292,942	6,556,042

		29,401,147

Paper & Related Products - 0.2%

Domtar Corp.	125,110	5,654,972

Pharmacy Services - 0.4%

Omnicare, Inc.	188,339	14,453,135

Physicians Practice Management - 0.4%

MEDNAX, Inc.†	192,939	13,789,350

Power Converter/Supply Equipment - 0.4%

Hubbell, Inc., Class B	104,677	11,912,243

Printing-Commercial - 0.4%

Deluxe Corp.	95,852	6,378,951
RR Donnelley & Sons Co.#	384,562	7,333,597

		13,712,548

Publishing-Books - 0.2%

John Wiley & Sons, Inc., Class A	90,305	5,839,121

Publishing-Newspapers - 0.1%

New York Times Co., Class A	251,684	3,521,059

Publishing-Periodicals - 0.1%

Time, Inc.#	209,678	4,969,369

Quarrying - 0.2%

Compass Minerals International, Inc.	64,603	5,857,554

Racetracks - 0.1%

International Speedway Corp., Class A	53,801	1,669,445

Real Estate Investment Trusts - 10.0%

Alexandria Real Estate Equities, Inc.	138,097	13,244,883
American Campus Communities, Inc.	201,966	8,335,137
BioMed Realty Trust, Inc.	380,093	8,453,268
Camden Property Trust	166,324	12,106,724
Corporate Office Properties Trust	177,996	5,233,082
Corrections Corp. of America	224,095	8,939,150
Duke Realty Corp.	656,647	14,025,980
Equity One, Inc.	147,767	3,957,200
Extra Space Storage, Inc.	212,139	13,954,504
Federal Realty Investment Trust	131,162	18,628,939
Highwoods Properties, Inc.	173,923	7,932,628
Home Properties, Inc.	109,962	7,342,163
Hospitality Properties Trust	288,320	8,883,139
Kilroy Realty Corp.	161,624	11,955,327
Lamar Advertising Co. Class A	154,045	8,950,015
LaSalle Hotel Properties	214,933	8,365,192
Liberty Property Trust	285,056	10,609,784
Mack-Cali Realty Corp.	160,998	3,028,372
Mid-America Apartment Communities, Inc.	144,730	10,488,583
National Retail Properties, Inc.	253,851	10,214,964
Omega Healthcare Investors, Inc.#	263,159	10,542,150
Potlatch Corp.	78,126	3,119,571
Rayonier, Inc.	243,562	6,676,034
Realty Income Corp.#	428,491	21,450,260
Regency Centers Corp.	179,503	11,780,782
Senior Housing Properties Trust	444,135	9,926,417
SL Green Realty Corp.	185,803	23,583,975
Tanger Factory Outlet Centers, Inc.	184,547	6,542,191
Taubman Centers, Inc.	121,870	8,816,076
UDR, Inc.	491,316	15,692,633
Urban Edge Properties	168,087	4,024,003
Weingarten Realty Investors	216,469	7,840,507
WP GLIMCHER, Inc.	354,563	6,144,577

		330,788,210

Real Estate Management/Services - 0.4%

Jones Lang LaSalle, Inc.	86,251	13,907,974

Real Estate Operations & Development - 0.1%

Alexander & Baldwin, Inc.	87,255	3,527,720

Recreational Centers - 0.1%

Life Time Fitness, Inc.†	69,234	4,001,725

Recreational Vehicles - 0.8%

Brunswick Corp.	178,790	9,697,570
Polaris Industries, Inc.#	117,594	18,030,688

		27,728,258

Rental Auto/Equipment - 0.2%

Aaron’s, Inc.	123,869	3,692,535
Rent-A-Center, Inc.	101,727	2,807,665

		6,500,200

Respiratory Products - 0.5%

ResMed, Inc.#	269,787	17,363,491

Retail-Apparel/Shoe - 1.4%

Abercrombie & Fitch Co., Class A#	137,362	3,398,336
American Eagle Outfitters, Inc.#	336,807	5,042,001
ANN, Inc.†	88,047	3,161,768
Ascena Retail Group, Inc.†	252,037	3,377,296
Chico’s FAS, Inc.	294,082	5,361,115
Foot Locker, Inc.	273,528	15,364,068
Guess?, Inc.	123,012	2,227,747
Kate Spade & Co.†	244,243	8,414,171

		46,346,502

Retail-Auto Parts - 0.7%

Advance Auto Parts, Inc.	140,457	21,761,003

Retail-Automobile - 0.2%

Copart, Inc.†	218,344	8,170,432

Retail-Catalog Shopping - 0.2%

MSC Industrial Direct Co., Inc., Class A	97,249	7,098,205

Retail-Discount - 0.3%

Big Lots, Inc.	102,900	4,909,359
HSN, Inc.	62,431	4,218,463

		9,127,822

Retail-Jewelry - 0.6%

Signet Jewelers, Ltd.	154,393	18,508,633

Retail-Mail Order - 0.4%

Williams-Sonoma, Inc.	164,870	13,263,792

Retail-Major Department Stores - 0.2%

J.C. Penney Co., Inc.†#	586,731	4,987,214

Retail-Misc./Diversified - 0.2%

CST Brands, Inc.	149,508	6,224,018

Retail-Office Supplies - 0.3%

Office Depot, Inc.†	931,224	8,725,569

Retail-Petroleum Products - 0.2%

World Fuel Services Corp.	139,124	7,617,039

Retail-Restaurants - 1.1%

Brinker International, Inc.	122,351	7,274,991
Cheesecake Factory, Inc.	88,675	4,213,836
Domino’s Pizza, Inc.	106,089	10,771,216
Panera Bread Co., Class A†	49,487	7,988,686
Wendy’s Co.#	529,512	5,872,288

		36,121,017

Retail-Sporting Goods - 0.5%

Cabela’s, Inc.†#	91,635	4,988,609
Dick’s Sporting Goods, Inc.	188,865	10,215,708

		15,204,317

Savings & Loans/Thrifts - 0.7%

First Niagara Financial Group, Inc.	681,244	6,035,822
New York Community Bancorp, Inc.#	851,987	14,151,504
Washington Federal, Inc.	191,536	4,045,240

		24,232,566

Schools - 0.5%

Apollo Education Group, Inc.†	187,933	5,196,347
DeVry Education Group, Inc.	110,350	4,033,293
Graham Holdings Co., Class B	8,473	8,357,598

		17,587,238

Semiconductor Components-Integrated Circuits - 0.5%

Atmel Corp.	805,568	6,718,437
Cypress Semiconductor Corp.#	281,998	4,159,470
Integrated Device Technology, Inc.†	286,393	5,911,152

		16,789,059

Semiconductor Equipment - 0.2%

Teradyne, Inc.	416,693	8,050,509

Shipbuilding - 0.4%

Huntington Ingalls Industries, Inc.	93,476	13,210,963

Soap & Cleaning Preparation - 0.7%

Church & Dwight Co., Inc.#	257,260	21,903,116

Steel Pipe & Tube - 0.2%

TimkenSteel Corp.	73,377	2,205,713
Valmont Industries, Inc.#	47,360	5,903,424

		8,109,137

Steel-Producers - 1.0%

Carpenter Technology Corp.	102,399	4,337,621
Commercial Metals Co.	226,784	3,413,099
Reliance Steel & Aluminum Co.	150,066	8,555,263
Steel Dynamics, Inc.	462,014	8,417,895
United States Steel Corp.#	279,325	6,689,834
Worthington Industries, Inc.	97,815	2,641,005

		34,054,717

Telecom Equipment-Fiber Optics - 0.3%

Ciena Corp.†#	205,111	4,290,922
JDS Uniphase Corp.†	442,745	6,096,599

		10,387,521

Telecom Services - 0.7%

NeuStar, Inc., Class A†#	107,964	2,863,205
Qorvo, Inc.†	280,932	19,496,681

		22,359,886

Telecommunication Equipment - 0.3%

ARRIS Group, Inc.†	253,519	7,448,388
Plantronics, Inc.	82,467	4,159,636

		11,608,024

Telephone-Integrated - 0.1%

Telephone & Data Systems, Inc.	190,477	4,845,735

Television - 0.2%

AMC Networks, Inc., Class A†	113,768	8,193,571

Theaters - 0.2%

Cinemark Holdings, Inc.	200,405	8,160,492

Transactional Software - 0.4%

ACI Worldwide, Inc.†#	219,574	4,358,544
Solera Holdings, Inc.#	132,054	7,360,690

		11,719,234

Transport-Equipment & Leasing - 0.2%

GATX Corp.	86,228	5,367,693

Transport-Marine - 0.3%

Kirby Corp.†	109,825	8,465,311
Tidewater, Inc.#	90,231	2,544,514

		11,009,825

Transport-Rail - 0.3%

Genesee & Wyoming, Inc., Class A†	98,340	10,138,854

Transport-Truck - 1.2%

Con-way, Inc.	110,699	4,889,575
J.B. Hunt Transport Services, Inc.	177,214	15,151,797
Landstar System, Inc.	86,018	6,040,184
Old Dominion Freight Line, Inc.†#	131,017	10,235,048
Werner Enterprises, Inc.	85,748	2,749,938

		39,066,542

Veterinary Diagnostics - 0.3%

VCA, Inc.†	161,948	8,628,589

Water - 0.3%

Aqua America, Inc.	341,025	9,016,701

Web Hosting/Design - 0.7%

Equinix, Inc.	105,499	23,650,238

Web Portals/ISP - 0.2%

AOL, Inc.†	151,417	6,138,445

Wire & Cable Products - 0.2%

Belden, Inc.	83,229	7,389,071

Wireless Equipment - 0.1%

InterDigital, Inc.	71,531	3,781,844

X-Ray Equipment - 0.5%

Hologic, Inc.†	465,115	15,060,424

Total Long-Term Investment Securities
(cost $2,158,147,149)		3,238,383,309

SHORT-TERM INVESTMENT SECURITIES - 9.2%
Registered Investment Companies - 7.4%

State Street Navigator Securities Lending Prime Portfolio(1)	245,280,002	245,280,002

U.S. Government Treasuries - 1.8%

United States Treasury Bills Disc. Notes 0.00% due 03/12/2015(2)	$29,400,000	29,399,977
0.00% due 03/19/2015	25,000,000	25,000,000
0.01% due 03/12/2015(2)	5,000,000	4,999,985

		59,399,962

Total Short-Term Investment Securities
(cost $304,679,964)		304,679,964

REPURCHASE AGREEMENT - 0.6%

State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $20,526,000)	20,526,000	20,526,000

TOTAL INVESTMENTS
(cost $2,483,353,113)(4)	107.3%	3,563,589,273
Liabilities in excess of other assets	(7.3)	(243,638,671)

NET ASSETS	100.0%	$3,319,950,602

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At February 28, 2015, the Fund had loaned securities with a total value of $310,477,251 This was secured by collateral of $245,280,002, which was received in cash and subsequently invested in short-term investments currently valued at $245,280,002 as reported in the portfolio of investments. Additional collateral of $74,010,838 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2015
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	08/01/2027 to 06/15/2044	$384,286
Federal National Mtg. Assoc.	2.00% to 4.00%	01/25/2032 to 02/25/2044	1,887,769
Government National Mtg. Assoc.	0.37% to 4.00%	04/20/2039 to 10/20/2044	441,557
United States Treasury Bills	zero coupon	03/12/2015 to 12/10/2015	30,113
United States Treasury Notes/Bonds	0.11% to 8.88%	03/31/2015 to 11/15/2044	71,267,113

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2015	Unrealized Appreciation (Depreciation)

529	Long	S&P Mid Cap 400 E-mini Index	March 2015	$75,746,636	$79,593,340	$3,846,704

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,238,383,309	$—	$—	$3,238,383,309
Short-Term Investment Securities:
Registered Investment Companies	245,280,002	—	—	245,280,002
U.S. Government Treasuries	—	59,399,962	—	59,399,962
Repurchase Agreement	—	20,526,000	—	20,526,000

Total Investments at Value	$3,483,663,311	$79,925,962	$—	$3,563,589,273

Other Financial Instruments:†
Futures Contracts	$3,846,704	$—	$—	$3,846,704

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.8%
Aerospace/Defense - 0.7%

TransDigm Group, Inc.	9,899	$2,146,697

Aerospace/Defense-Equipment - 0.6%

B/E Aerospace, Inc.	28,600	1,817,244

Airlines - 1.0%

United Continental Holdings, Inc.†	47,065	3,067,697

Apparel Manufacturers - 2.9%

Gildan Activewear, Inc.#	26,130	1,589,227
Michael Kors Holdings, Ltd.†	90,746	6,117,188
Under Armour, Inc., Class A†	13,318	1,025,619

		8,732,034

Applications Software - 2.7%

NetSuite, Inc.†#	16,309	1,572,514
ServiceNow, Inc.†	61,522	4,691,667
Tableau Software, Inc., Class A†	18,896	1,776,413

		8,040,594

Audio/Video Products - 0.8%

Harman International Industries, Inc.	17,965	2,478,990

Auto-Cars/Light Trucks - 2.0%

Tesla Motors, Inc.†#	29,473	5,993,040

Auto/Truck Parts & Equipment-Original - 1.3%

Delphi Automotive PLC	24,655	1,943,800
WABCO Holdings, Inc.†	17,145	2,003,051

		3,946,851

Banks-Commercial - 0.6%

First Republic Bank	32,730	1,865,610

Beverages-Non-alcoholic - 0.8%

Monster Beverage Corp.†	15,856	2,237,599

Beverages-Wine/Spirits - 0.7%

Constellation Brands, Inc., Class A†	16,730	1,919,266

Broadcast Services/Program - 0.5%

Scripps Networks Interactive, Inc., Class A	19,340	1,398,282

Building Products-Cement - 0.5%

Vulcan Materials Co.	19,180	1,591,940

Chemicals-Specialty - 0.5%

International Flavors & Fragrances, Inc.	12,990	1,583,871

Coatings/Paint - 0.9%

Sherwin-Williams Co.	9,760	2,783,552

Coffee - 1.6%

Keurig Green Mountain, Inc.	37,154	4,740,107

Commercial Services-Finance - 4.4%

FleetCor Technologies, Inc.†	28,578	4,384,723
McGraw Hill Financial, Inc.	66,825	6,889,657
SEI Investments Co.	40,485	1,742,474

		13,016,854

Computer Services - 1.3%

IHS, Inc., Class A†	32,672	3,839,940

Computers-Memory Devices - 0.6%

Western Digital Corp.	17,180	1,837,916

Computers-Other - 0.4%

3D Systems Corp.†#	24,960	760,531
Stratasys, Ltd.†#	8,677	538,495

		1,299,026

Consulting Services - 3.5%

Gartner, Inc.†	50,435	4,191,653
Towers Watson & Co., Class A	11,630	1,529,345
Verisk Analytics, Inc., Class A†	66,663	4,787,070

		10,508,068

Containers-Paper/Plastic - 0.4%

Berry Plastics Group, Inc.†	32,285	1,107,698

Cruise Lines - 0.7%

Royal Caribbean Cruises, Ltd.	25,525	1,950,621

Data Processing/Management - 0.6%

Fidelity National Information Services, Inc.	26,885	1,817,157

Decision Support Software - 1.7%

MSCI, Inc.	90,280	5,065,611

Diversified Manufacturing Operations - 1.1%

Colfax Corp.†	37,605	1,981,031
ITT Corp.	30,580	1,255,921

		3,236,952

E-Commerce/Products - 1.0%

MercadoLibre, Inc.#	10,067	1,318,475
Vipshop Holdings, Ltd. ADR†	35,920	878,244
zulily, Inc., Class A†#	61,850	866,518

		3,063,237

E-Commerce/Services - 3.6%

Autohome, Inc. ADR†#	40,989	1,565,370
Ctrip.com International, Ltd. ADR†	19,778	897,328
Groupon, Inc.†	145,089	1,186,828
TripAdvisor, Inc.†	23,980	2,140,215
Zillow Group, Inc.†#	44,139	5,064,950

		10,854,691

Electric Products-Misc. - 0.8%

AMETEK, Inc.	46,280	2,459,319

Electronic Components-Semiconductors - 0.7%

Broadcom Corp., Class A	43,055	1,947,378

Energy-Alternate Sources - 0.3%

SolarCity Corp.†#	16,844	865,108

Enterprise Software/Service - 1.8%

Workday, Inc., Class A†	63,713	5,447,462

Entertainment Software - 1.0%

Activision Blizzard, Inc.	104,760	2,443,003
Zynga, Inc., Class A†#	225,867	519,494

		2,962,497

Finance-Consumer Loans - 0.2%

LendingClub Corp.†#	26,875	547,444

Finance-Other Services - 0.5%

CBOE Holdings, Inc.	24,685	1,481,841

Food-Dairy Products - 0.2%

WhiteWave Foods Co., Class A†	14,075	576,371

Food-Meat Products - 0.6%

Tyson Foods, Inc., Class A	44,875	1,853,786

Footwear & Related Apparel - 0.4%

Deckers Outdoor Corp.†	16,505	1,225,331

Hazardous Waste Disposal - 0.6%

Stericycle, Inc.†	14,031	1,893,764

Home Decoration Products - 0.8%

Newell Rubbermaid, Inc.	57,770	2,269,783

Instruments-Scientific - 0.4%

PerkinElmer, Inc.	27,590	1,296,730

Internet Application Software - 2.0%

Splunk, Inc.†	90,148	6,062,453

Internet Content-Entertainment - 3.8%

Pandora Media, Inc.†	86,920	1,286,416
Twitter, Inc.†	176,472	8,484,774
Youku Tudou, Inc. ADR†#	84,732	1,388,757

		11,159,947

Internet Content-Information/News - 4.6%

LinkedIn Corp., Class A†	42,503	11,356,802
Yelp, Inc.†#	51,456	2,469,888

		13,826,690

Internet Incubators - 0.4%

HomeAway, Inc.†	40,955	1,269,400

Internet Infrastructure Software - 0.6%

F5 Networks, Inc.†	9,685	1,143,944
Survey Monkey, Inc.†(1)(2)(3)	44,965	739,674

		1,883,618

Internet Security - 1.4%

FireEye, Inc.†#	95,634	4,233,717

Investment Management/Advisor Services - 0.5%

Ameriprise Financial, Inc.	11,365	1,518,705

Lighting Products & Systems - 0.6%

Acuity Brands, Inc.	11,320	1,793,994

Medical Information Systems - 1.8%

athenahealth, Inc.†#	42,587	5,411,530

Medical Instruments - 4.4%

Boston Scientific Corp.†	105,055	1,775,429
DexCom, Inc.†	15,400	935,396
Intuitive Surgical, Inc.†	20,592	10,296,000

		13,006,825

Medical Products - 0.6%

Cooper Cos., Inc.	10,225	1,676,593

Medical-Biomedical/Gene - 5.6%

Alnylam Pharmaceuticals, Inc.†	9,888	1,003,929
Illumina, Inc.†	52,278	10,218,258
Incyte Corp.†	13,935	1,196,320
Intercept Pharmaceuticals, Inc.†#	1,214	268,743
Medivation, Inc.†	11,110	1,305,758
Seattle Genetics, Inc.†#	12,468	451,965
Vertex Pharmaceuticals, Inc.†	19,330	2,308,582

		16,753,555

Medical-Drugs - 5.4%

Endo International PLC†	95,697	8,191,663
Ironwood Pharmaceuticals, Inc.†	84,948	1,312,446
Quintiles Transnational Holdings, Inc.†	32,565	2,116,074
Zoetis, Inc.	97,931	4,513,640

		16,133,823

Medical-Wholesale Drug Distribution - 0.7%

Cardinal Health, Inc.	23,625	2,078,764

Metal-Aluminum - 0.7%

Constellium NV, Class A†	101,395	1,917,379

Networking Products - 1.5%

Palo Alto Networks, Inc.†	31,703	4,508,801

Oil Companies-Exploration & Production - 0.5%

Concho Resources, Inc.†	12,940	1,409,425

Oil-Field Services - 0.3%

Weatherford International PLC†	79,060	1,003,271

Pharmacy Services - 0.1%

Diplomat Pharmacy, Inc.†	4,779	143,122

Real Estate Management/Services - 0.6%

CBRE Group, Inc., Class A†	55,400	1,898,004

Retail-Apparel/Shoe - 2.0%

Kate Spade & Co.†	66,925	2,305,566
Lululemon Athletica, Inc.†	38,250	2,617,830
Zalando SE†*	38,330	1,000,913

		5,924,309

Retail-Auto Parts - 0.9%

Advance Auto Parts, Inc.	16,695	2,586,556

Retail-Discount - 0.9%

Dollar Tree, Inc.†	34,225	2,727,048

Retail-Restaurants - 4.3%

Chipotle Mexican Grill, Inc.†	4,344	2,888,630
Dunkin’ Brands Group, Inc.#	128,885	6,039,551
Panera Bread Co., Class A†	23,414	3,779,722

		12,707,903

Semiconductor Components-Integrated Circuits - 1.0%

Atmel Corp.	167,890	1,400,202
NXP Semiconductor NV†	19,030	1,615,552

		3,015,754

Semiconductor Equipment - 0.5%

Lam Research Corp.	17,385	1,433,567

Television - 0.7%

AMC Networks, Inc., Class A†	26,690	1,922,214

Therapeutics - 0.3%

Pharmacyclics, Inc.†	4,467	964,559

Transport-Rail - 0.4%

Kansas City Southern	11,020	1,276,557

Transport-Truck - 0.4%

Swift Transportation Co.†	42,025	1,188,467

Vitamins & Nutrition Products - 2.3%

Mead Johnson Nutrition Co.	64,477	6,754,611

Web Hosting/Design - 0.7%

Equinix, Inc.	8,660	1,941,356

Web Portals/ISP - 0.6%

Dropbox, Inc.†(1)(2)(3)	89,561	1,708,298

Total Common Stocks
(cost $235,301,608)		288,608,774

CONVERTIBLE PREFERRED SECURITIES - 1.5%
Auto-Cars/Light Trucks - 0.0%

Better Place LLC Series B†(1)(2)(3)	314,973	0

Data Processing/Management - 0.4%

Palantir Technologies, Inc. Series G†(1)(2)(3)	89,856	798,820
Palantir Technologies, Inc. Series H†(1)(2)(3)	24,065	213,938
Palantir Technologies, Inc. Series H-1†(1)(2)(3)	24,065	213,938

		1,226,696

E-Commerce/Products - 0.5%

Flipkart Online Services Pvt., Ltd. Series D†(1)(2)(3)	13,407	1,605,622
Peixe Urbano, Inc. Series C†(1)(2)(3)	14,214	6,112

		1,611,734

Web Hosting/Design - 0.5%

AirBNB, Inc. Series D†(1)(2)(3)	29,418	1,340,329

Web Portals/ISP - 0.1%

Dropbox, Inc. Series A†(1)(2)(3)	8,758	167,051

Total Convertible Preferred Securities
(cost $3,260,017)		4,345,810

Total Long-Term Investment Securities
(cost $238,561,625)		292,954,584

SHORT-TERM INVESTMENT SECURITIES - 13.9%
Registered Investment Companies - 11.8%

State Street Navigator Securities Lending Prime Portfolio(4)	35,346,039	35,346,039

Time Deposits - 2.1%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/02/2015	$6,232,000	6,232,000

Total Short-Term Investment Securities
(cost $41,578,039)		41,578,039

TOTAL INVESTMENTS
(cost $280,139,664)(5)	112.2%	334,532,623
Liabilities in excess of other assets	(12.2)	(36,323,140)

NET ASSETS	100.0%	$298,209,483

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2015, the aggregate value of these securities was $1,000,913 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At February 28, 2015, the aggregate value of these securities was $6,793,782 representing 2.3% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2015, the Mid Cap Strategic Growth Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Dropbox, Inc.	05/01/2012	89,561	$810,680	$1,708,298	$19.07	0.57%
Survey Monkey, Inc.	11/25/2014	44,965	739,674	739,674	16.45	0.25

Convertible Preferred Securities
AirBNB, Inc.
Series D	04/16/2014	29,418	1,197,696	1,340,329	45.56	0.45
Better Place LLC	01/25/2010	262,477	787,431
Series B	11/30/2011	52,496	—

		314,973	787,431	0	0.00	0.00

Dropbox, Inc.
Series A	05/25/2012	8,758	79,351	167,051	19.07	0.06
Flipkart Online Services Pvt., Ltd.
Series D	10/04/2013	13,407	307,650	1,605,622	119.76	0.54
Palantir Technologies, Inc.
Series G	07/19/2012	89,856	274,960	798,820	8.89	0.27
Palantir Technologies, Inc.
Series H	10/25/2013	24,065	84,468	213,938	8.89	0.07
Palantir Technologies, Inc.
Series H-1	10/25/2013	24,065	84,468	213,938	8.89	0.07
Peixe Urbano, Inc.
Series C	12/02/2011	14,214	443,993	6,112	0.43	0.00

				$6,793,782		2.28%

(4)	At February 28, 2015, the Fund had loaned securities with a total value of $34,004,934. This was secured by collateral of $35,346,039, which was received in cash and subsequently invested in short-term investments currently valued at $35,346,039 as reported in the portfolio of investments. Additional collateral of $5,995 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2015
United States Treasury Notes/Bonds	0.25% to 3.50%	04/15/2016 to 05/15/2023	$5,995

(5)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Internet Infrastructure Software	$1,143,944	$—	$739,674	$1,883,618
Web Portals/ISP	—	—	1,708,298	1,708,298
Other Industries	285,016,858	—	—	285,016,858
Convertible Preferred Securities	—	—	4,345,810	4,345,810
Short-Term Investment Securities:
Registered Investment Companies	35,346,039	—	—	35,346,039
Time Deposits	—	6,232,000	—	6,232,000

Total Investments at Value	$321,506,841	$6,232,000	$6,793,782	$334,532,623

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 05/31/2014	$1,556,394	$2,719,036
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	151,904	1,650,718
Change in unrealized depreciation(1)	—	—
Net Purchases	739,674	—
Net Sales	—	(23,944)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 02/28/2015	$2,447,972	$4,345,810

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at February 28, 2015 includes:

Common Stocks	Convertible Preferred Securities
$151,904	$1,650,718

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at February 28, 2015

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 2/28/15	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stock	$739,674	Market Approach	Transaction Price*	$16.450

	$1,708,298	Market Approach and Income Approach	Transaction Price*	$19.1012
			Enterprise Value/Revenue Multiple*	13.20x
			Discount for Lack of Marketability	15.0%
			Weighted Average Cost of Capital	17%
			Perpetual Growth Rate*	3.0%

Convertible Preferred Securities	$4,172,647	Market Approach	Transaction Price*	$8.89 - $119.76 ($38.3983)

	$6,112	Income Approach	Future Cash Flows*	$0.86
			Discount for Potential Claims	50.0%

	$0	Cost Approach	Net Tangible Assets*	$0.00

	$167,051	Market Approach and	Transaction Price*	$19.1012
		Income Approach	Enterprise Value/Revenue Multiple*	13.20x
			Discount for Lack of Marketability	15.0%
			Weighted Average Cost of Capital	17%
			Perpetual Growth Rate*	3.0%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Portfolio of Investments

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS - February 28, 2015 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 98.6%
Certificates of Deposit - 23.9%

Credit Agricole Corporate and Investment Bank NY 0.30% due 08/25/2015	$7,250,000	$7,250,000
Deutsche Bank AG NY FRS 0.56% due 03/27/2015	8,750,000	8,750,000
Nordea Bank Finland PLC NY 0.22% due 03/25/2015	7,500,000	7,500,000
Nordea Bank Finland PLC NY 0.42% due 01/29/2016	7,250,000	7,259,617
Rabobank Nederland NV NY FRS 0.27% due 10/20/2015	7,400,000	7,400,000
Rabobank Nederland NV NY FRS 0.29% due 06/12/2015	1,200,000	1,200,148
Rabobank Nederland NV NY FRS 0.33% due 08/12/2015	7,250,000	7,251,113
Royal Bank of Canada NY 0.26% due 12/03/2015	7,250,000	7,250,000
Royal Bank of Canada NY FRS 0.38% due 10/04/2018(3)	7,700,000	7,700,000
Svenska Handelsbanken NY 0.22% due 03/11/2015	7,350,000	7,350,010
UBS AG Stamford CT FRS 0.26% due 07/23/2015	7,250,000	7,250,000
Wells Fargo Bank NA FRS 0.25% due 09/01/2015	7,000,000	7,000,000

Total Certificates of Deposit
(amortized cost $83,160,888)		83,160,888

Commercial Paper - 8.4%

BNP Paribas Finance, Inc. 0.09% due 03/06/2015	6,000,000	5,999,925
Credit Agricole Corporate and Investment Bank NY 0.13% due 03/02/2015	8,750,000	8,749,968
State Street Corp. 0.19% due 03/24/2015	7,400,000	7,399,102
UBS Finance Delaware LLC 0.28% due 07/21/2015	7,000,000	6,992,407

Total Commercial Paper
(amortized cost $29,141,402)		29,141,402

U.S. Corporate Bonds & Notes - 7.2%

General Electric Capital Corp. FRS 0.85% due 01/08/2016	1,000,000	1,004,767
JPMorgan Chase Bank NA FRS 0.36% due 03/07/2019(3)	5,900,000	5,900,000
JPMorgan Chase Bank NA FRS 0.50% due 07/30/2015	7,400,000	7,407,182
Royal Bank of Canada 0.80% due 10/30/2015	1,800,000	1,804,363
Wells Fargo Bank NA FRS 0.54% due 07/20/2015	8,850,000	8,859,415

Total U.S. Corporate Bonds & Notes
(amortized cost $24,975,727)		24,975,727

U.S. Government Agencies - 49.8%

Federal Farm Credit Bank
0.08% due 03/09/2015 FRS	5,250,000	5,249,988
0.12% due 03/30/2015 FRS	6,000,000	5,999,976
0.14% due 07/01/2015	8,000,000	7,996,204
0.16% due 10/05/2015	2,950,000	2,947,142
0.20% due 08/03/2015 FRS	4,900,000	4,900,837
0.23% due 03/16/2015 FRS	5,200,000	5,200,328
Federal Home Loan Bank
0.02% due 03/04/2015	4,000,000	3,999,938
0.05% due 03/02/2015	4,250,000	4,249,994
0.05% due 03/11/2015	7,000,000	6,999,903
0.05% due 03/18/2015	12,000,000	11,999,717
0.05% due 04/01/2015	10,000,000	9,999,569
0.05% due 04/02/2015	6,500,000	6,499,740
0.06% due 04/06/2015	7,000,000	6,999,580
0.07% due 03/17/2015	7,250,000	7,249,775
0.07% due 03/23/2015	15,000,000	14,999,358
0.08% due 04/13/2015	4,500,000	4,499,597
0.10% due 03/27/2015	7,250,000	7,249,476
0.10% due 05/22/2015	6,000,000	5,998,633
0.12% due 03/25/2015	3,250,000	3,249,740
0.12% due 04/10/2015	2,700,000	2,699,640
0.14% due 06/18/2015 FRS	8,750,000	8,750,000
0.14% due 08/10/2015 FRS	2,000,000	2,000,140
0.14% due 09/08/2015	4,500,000	4,496,658
0.17% due 07/31/2015	2,750,000	2,748,026
0.19% due 12/08/2015	4,000,000	3,994,203
0.22% due 10/07/2015	1,750,000	1,750,534
0.29% due 02/02/2016	5,500,000	5,485,025
Federal Home Loan Mtg. Corp 0.15% due 10/16/2015	7,000,000	7,002,274
Federal Home Loan Mtg. Corp. 0.10% due 04/24/2015	8,000,000	7,998,860

Total U.S. Government Agencies
(amortized cost $173,214,855)		173,214,855

U.S. Government Treasuries - 9.3%

United States Treasury Bills
0.01% due 03/05/2015	20,500,000	20,499,978
0.01% due 03/12/2015	7,500,000	7,499,977
United States Treasury Notes 1.25% due 08/31/2015	4,250,000	4,274,808

Total U.S. Government Treasuries
(amortized cost $32,274,763)		32,274,763

Total Short-Term Investment Securities - 98.6%
(amortized cost $342,767,635)		342,767,635

REPURCHASE AGREEMENTS - 1.4%

State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $4,745,000)	4,745,000	4,745,000

TOTAL INVESTMENTS —
(amortized cost $347,512,635)(2)	100.0%	347,512,635
Liabilities in excess of other assets	(0.0)	(13,744)

NET ASSETS	100.0%	$347,498,891

(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	The security’s effective maturity date is less than one year.

FRS	- Floating Rate Security

The rates shown on FRS are the current interest rates at February 28, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Industry Allocation†
U.S. Government Agencies	49.8%
Foreign Bank	15.2
Money Center Banks	10.5
U.S. Government Treasuries	9.3
Commercial Banks-Canadian	4.8
Domestic Bank	4.6
Commercial Banks	2.1
Diversified Financial Services	2.0
Repurchase Agreements	1.4
Finance	0.3

100.0%

†	Calculated as a percentage of net assets.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value*
Short-Term Investment Securities	$—	$342,767,635	$—	$342,767,635
Repurchase Agreements	—	4,745,000	—	4,745,000

Total Investments at Value	$—	$347,512,635	$—	$347,512,635

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100® Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.1%
Airlines - 0.7%

American Airlines Group, Inc.	44,669	$2,139,645

Applications Software - 7.9%

Check Point Software Technologies, Ltd.†	11,882	992,028
Citrix Systems, Inc.†	10,025	638,342
Intuit, Inc.	17,782	1,736,057
Microsoft Corp.	513,345	22,510,178

		25,876,605

Auto-Cars/Light Trucks - 0.5%

Tesla Motors, Inc.†#	7,808	1,587,679

Auto-Heavy Duty Trucks - 0.4%

PACCAR, Inc.	22,053	1,412,495

Beverages-Non-alcoholic - 0.5%

Monster Beverage Corp.†	10,440	1,473,293

Broadcast Services/Program - 0.3%

Discovery Communications, Inc., Class A†	9,248	298,710
Discovery Communications, Inc., Class C†	17,892	545,885

		844,595

Building-Heavy Construction - 0.3%

SBA Communications Corp., Class A†	8,040	1,002,668

Cable/Satellite TV - 5.3%

Charter Communications, Inc., Class A†	6,805	1,228,983
Comcast Corp., Class A	133,920	7,952,170
Comcast Corp., Special Class A#	25,938	1,528,915
DIRECTV†	31,278	2,771,231
DISH Network Corp., Class A†	13,856	1,039,754
Liberty Global PLC, Class A†	15,638	845,390
Liberty Global PLC, Class C†	40,097	2,091,861

		17,458,304

Casino Hotels - 0.3%

Wynn Resorts, Ltd.	6,312	899,460

Cellular Telecom - 0.3%

Vodafone Group PLC ADR	26,847	927,832

Chemicals-Specialty - 0.3%

Sigma-Aldrich Corp.	7,417	1,023,991

Coffee - 0.4%

Keurig Green Mountain, Inc.	10,090	1,287,282

Commercial Services-Finance - 0.8%

Automatic Data Processing, Inc.	30,021	2,667,066

Computer Aided Design - 0.3%

Autodesk, Inc.†	14,152	909,124

Computer Services - 0.7%

Cognizant Technology Solutions Corp., Class A†	37,922	2,369,556

Computer Software - 0.2%

Akamai Technologies, Inc.†	11,085	770,518

Computers - 14.3%

Apple, Inc.	365,248	46,919,758

Computers-Memory Devices - 1.4%

NetApp, Inc.	19,411	750,235
SanDisk Corp.	13,741	1,098,318
Seagate Technology PLC	20,380	1,245,626
Western Digital Corp.	14,463	1,547,252

		4,641,431

Consulting Services - 0.2%

Verisk Analytics, Inc., Class A†	10,271	737,561

Data Processing/Management - 0.7%

Fiserv, Inc.†	15,194	1,186,195
Paychex, Inc.	22,596	1,126,072

		2,312,267

Distribution/Wholesale - 0.2%

Fastenal Co.	18,462	767,096

E-Commerce/Products - 4.7%

Amazon.com, Inc.†	28,835	10,961,914
eBay, Inc.†	77,372	4,480,612

		15,442,526

E-Commerce/Services - 2.4%

Liberty Interactive Corp., Class A†	27,844	822,233
Liberty Ventures, Series A†	8,368	336,226
Netflix, Inc.†	3,752	1,781,863
Priceline Group, Inc.†	3,261	4,035,422
TripAdvisor, Inc.†	8,104	723,282

		7,699,026

Electronic Components-Misc. - 0.2%

Garmin, Ltd.#	11,909	591,044

Electronic Components-Semiconductors - 6.6%

Altera Corp.	18,983	702,561
Avago Technologies, Ltd.	15,750	2,010,015
Broadcom Corp., Class A	33,754	1,526,693
Intel Corp.	301,112	10,011,974
Micron Technology, Inc.†	66,852	2,050,351
NVIDIA Corp.	33,850	746,731
Texas Instruments, Inc.	65,784	3,868,099
Xilinx, Inc.	16,470	697,834

		21,614,258

Electronic Forms - 0.8%

Adobe Systems, Inc.†	31,060	2,456,846

Enterprise Software/Service - 0.3%

CA, Inc.	27,708	901,064

Entertainment Software - 0.7%

Activision Blizzard, Inc.	44,779	1,044,246
Electronic Arts, Inc.†	19,364	1,107,234

		2,151,480

Food-Misc./Diversified - 1.9%

Kraft Foods Group, Inc.	36,671	2,349,144
Mondelez International, Inc., Class A	104,622	3,864,214

		6,213,358

Food-Retail - 0.4%

Whole Foods Market, Inc.	22,404	1,265,602

Hazardous Waste Disposal - 0.2%

Stericycle, Inc.†	5,289	713,856

Hotels/Motels - 0.5%

Marriott International, Inc., Class A	17,647	1,466,466

Internet Content-Entertainment - 3.3%

Facebook, Inc., Class A†	138,501	10,937,424

Internet Security - 0.3%

Symantec Corp.	42,981	1,081,402

Medical Information Systems - 0.5%

Cerner Corp.†	21,266	1,532,428

Medical Instruments - 0.4%

Intuitive Surgical, Inc.†	2,258	1,129,000

Medical Products - 0.2%

Henry Schein, Inc.†	5,245	734,562

Medical-Biomedical/Gene - 11.5%

Alexion Pharmaceuticals, Inc.†	12,349	2,227,389
Amgen, Inc.	47,373	7,471,669
Biogen Idec, Inc.†	14,707	6,023,840
Celgene Corp.†	49,741	6,045,024
Gilead Sciences, Inc.†	93,956	9,727,265
Illumina, Inc.†	8,843	1,728,453
Regeneron Pharmaceuticals, Inc.†	6,209	2,569,533
Vertex Pharmaceuticals, Inc.†	14,979	1,788,942

		37,582,115

Medical-Generic Drugs - 0.4%

Mylan NV†	23,309	1,336,188

Multimedia - 1.9%

Twenty-First Century Fox, Inc., Class A	84,548	2,959,180
Twenty-First Century Fox, Inc., Class B	49,730	1,692,809
Viacom, Inc., Class B	22,394	1,566,237

		6,218,226

Networking Products - 2.9%

Cisco Systems, Inc.	318,462	9,397,814

Pharmacy Services - 1.4%

Catamaran Corp.†	12,922	645,454
Express Scripts Holding Co.†	45,706	3,875,412

		4,520,866

Radio - 0.4%

Sirius XM Holdings, Inc.†	342,181	1,331,084

Retail-Apparel/Shoe - 0.4%

Ross Stores, Inc.	13,068	1,382,725

Retail-Auto Parts - 0.4%

O’Reilly Automotive, Inc.†	6,318	1,314,965

Retail-Bedding - 0.3%

Bed Bath & Beyond, Inc.†	11,536	861,278

Retail-Discount - 1.5%

Costco Wholesale Corp.	27,263	4,006,571
Dollar Tree, Inc.†	12,808	1,020,541

		5,027,112

Retail-Gardening Products - 0.2%

Tractor Supply Co.	8,466	746,024

Retail-Office Supplies - 0.2%

Staples, Inc.	39,845	668,001

Retail-Restaurants - 1.3%

Starbucks Corp.	46,602	4,356,588

Semiconductor Components-Integrated Circuits - 3.2%

Analog Devices, Inc.	19,568	1,145,511
Linear Technology Corp.	14,855	715,788
NXP Semiconductor NV†	14,371	1,220,026
QUALCOMM, Inc.	103,543	7,507,903

		10,589,228

Semiconductor Equipment - 1.0%

Applied Materials, Inc.	75,879	1,900,769
KLA-Tencor Corp.	10,243	665,334
Lam Research Corp.	9,900	816,354

		3,382,457

Telecom Services - 0.2%

VimpelCom, Ltd. ADR	109,405	599,539

Television - 0.2%

Liberty Media Corp., Class A†	6,506	250,904
Liberty Media Corp., Class C†	14,243	549,780

		800,684

Toys - 0.2%

Mattel, Inc.	21,101	555,378

Transport-Services - 0.4%

C.H. Robinson Worldwide, Inc.#	9,110	676,873
Expeditors International of Washington, Inc.	12,021	580,614

		1,257,487

Web Hosting/Design - 0.2%

Equinix, Inc.#	3,421	766,903

Web Portals/ISP - 8.5%

Baidu, Inc. ADR†	17,255	3,515,706
Google, Inc., Class A†	17,738	9,979,931
Google, Inc., Class C†	21,133	11,800,667
Yahoo!, Inc.†	58,999	2,612,476

		27,908,780

Total Long-Term Investment Securities
(cost $162,277,583)		314,562,010

SHORT-TERM INVESTMENT SECURITIES - 1.0%
Registered Investment Companies - 0.7%

State Street Navigator Securities Lending Prime Portfolio(1)	2,276,610	2,276,610

U.S. Government Treasuries - 0.3%

United States Treasury Bills Disc. Notes 0.01% due 03/12/15(2)	$900,000	899,999

Total Short-Term Investment Securities
(cost $3,176,609)		3,176,609

REPURCHASE AGREEMENTS - 3.5%

State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $11,585,000)	11,585,000	11,585,000

TOTAL INVESTMENTS
(cost $177,039,192) (4)	100.6%	329,323,619
Liabilities in excess of other assets	(0.6)	(1,896,359)

NET ASSETS	100.0%	$327,427,260

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At February 28, 2015, the Fund had loaned securities with a total value of $2,205,002. This was secured by collateral of $2,276,610, which was received in cash and subsequently invested in short-term investments currently valued at $2,276,610 as reported in the Portfolio of Investments. Additional collateral of $3,003 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2015
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	08/01/2027 to 06/15/2044	$404
Federal National Mtg. Assoc.	2.00% to 4.00%	01/25/2032 to 02/25/2044	1,982
Government National Mtg. Assoc.	0.37% to 4.00%	04/20/2039 to 10/20/2044	464
United States Treasury Notes/Bonds	0.63% to 1.50%	05/31/2017 to 02/28/2019	153

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2015	Unrealized Appreciation (Depreciation)

139	Long	Nasdaq 100® E-Mini Index	March 2015	$11,724,144	$12,350,150	$626,006

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value *
Common Stocks	$314,562,010	$—	$—	$314,562,010
Short-Term Investment Securities:
Registered Investment Companies	2,276,610	—	—	2,276,610
U.S. Government Treasuries	—	899,999	—	899,999
Repurchase Agreements	—	11,585,000	—	11,585,000

Total Investments at Value	$316,838,620	$12,484,999	$—	$329,323,619

Other Financial Instruments: †
Futures Contracts	$626,006	$—	$—	$626,006

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS - February 28, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.4%
Advanced Materials - 0.0%

STR Holdings, Inc.#	91,532	$147,367

Advertising Agencies - 0.4%

Alliance Data Systems Corp.†	16,083	4,479,276

Advertising Sales - 0.1%

Criteo SA ADR†	26,495	1,201,813

Aerospace/Defense - 0.5%

Boeing Co.	34,600	5,219,410

Appliances - 0.3%

iRobot Corp.†#	96,700	3,176,595

Applications Software - 8.2%

Check Point Software Technologies, Ltd.†	61,925	5,170,118
Dealertrack Technologies, Inc.†	122,500	4,871,825
Intuit, Inc.	79,500	7,761,585
Microsoft Corp.	476,850	20,909,873
Red Hat, Inc.†	174,442	12,057,431
salesforce.com, Inc.†	174,595	12,113,401
ServiceNow, Inc.†	192,800	14,702,928
Tableau Software, Inc., Class A†	64,555	6,068,816

		83,655,977

Auto-Cars/Light Trucks - 1.0%

Tesla Motors, Inc.†#	52,485	10,672,300

Cable/Satellite TV - 0.7%

Liberty Global PLC, Class C†	134,800	7,032,516

Cellular Telecom - 0.8%

T-Mobile US, Inc.†	240,000	7,927,200

Commercial Services-Finance - 2.3%

Automatic Data Processing, Inc.	40,220	3,573,145
Cardtronics, Inc.†	63,480	2,322,733
Equifax, Inc.	36,930	3,448,154
EVERTEC, Inc.	68,340	1,424,889
Heartland Payment Systems, Inc.	53,753	2,635,510
MasterCard, Inc., Class A	50,840	4,582,209
Vantiv, Inc., Class A†	49,875	1,844,876
WEX, Inc.†	34,482	3,689,229

		23,520,745

Communications Software - 0.1%

Mavenir Systems, Inc.†	87,468	1,274,409

Computer Aided Design - 1.2%

Aspen Technology, Inc.†	12,595	486,230
Autodesk, Inc.†	187,880	12,069,411

		12,555,641

Computer Graphics - 0.1%

Atlassian Class A†(1)(2)(3)	3,707	70,433
Atlassian Class A FDR†(1)(2)(3)	2,554	48,526
Atlassian Series 1†(1)(2)(3)	6,508	123,652
Atlassian Series 2†(1)(2)(3)	17,424	331,056

		573,667

Computer Services - 4.0%

Accenture PLC, Class A	101,708	9,156,771
AtoS	13,601	969,070
Cognizant Technology Solutions Corp., Class A†	238,749	14,918,231
Computer Sciences Corp.	59,350	4,209,102
Fleetmatics Group PLC†#	135,255	5,573,859
Genpact, Ltd.†	255,137	5,669,144

		40,496,177

Computer Software - 0.9%

Akamai Technologies, Inc.†	76,970	5,350,185
Rackspace Hosting, Inc.†	79,960	3,971,613

		9,321,798

Computers - 7.7%

Apple, Inc.	568,315	73,005,745
Hewlett-Packard Co.	86,135	3,000,943
Lenovo Group, Ltd.#	1,719,610	2,651,762

		78,658,450

Computers-Integrated Systems - 0.3%

VeriFone Systems, Inc.†	98,660	3,471,845

Computers-Memory Devices - 3.9%

Nimble Storage, Inc.†#	142,630	3,602,834
SanDisk Corp.	134,300	10,734,599
Seagate Technology PLC	51,900	3,172,128
Spansion, Inc., Class A†#	22,940	827,675
TDK Corp.#	27,900	1,963,787
Western Digital Corp.	176,370	18,868,062

		39,169,085

Computers-Other - 0.6%

Stratasys, Ltd.†#	95,800	5,945,348

Consulting Services - 0.3%

Huron Consulting Group, Inc.†	39,625	2,641,006

Data Processing/Management - 0.7%

Fidelity National Information Services, Inc.	52,260	3,532,253
Fiserv, Inc.†	48,110	3,755,948

		7,288,201

Decision Support Software - 0.2%

Interactive Intelligence Group, Inc.†#	46,900	1,990,436

E-Commerce/Products - 7.7%

Alibaba Group Holding, Ltd. ADR†	131,220	11,169,446
Amazon.com, Inc.†	118,440	45,026,151
eBay, Inc.†	149,020	8,629,748
MercadoLibre, Inc.	13,000	1,702,610
Vipshop Holdings, Ltd. ADR†#	489,735	11,974,021

		78,501,976

E-Commerce/Services - 4.6%

Angie’s List, Inc.†#	192,732	1,299,014
Coupons.com, Inc.†#	48,825	476,044
Ctrip.com International, Ltd. ADR†	65,800	2,985,346
Expedia, Inc.	51,135	4,691,636
GrubHub, Inc.†#	79,263	3,329,839
Netflix, Inc.†	10,750	5,105,282
Priceline Group, Inc.†	21,690	26,840,941
Zillow Group, Inc.†#	15,065	1,728,709

		46,456,811

E-Marketing/Info - 0.2%

Marketo, Inc.†#	57,316	1,601,982

E-Services/Consulting - 0.6%

CDW Corp.	157,765	5,936,697

Electric Products-Misc. - 0.9%

Hermes Microvision, Inc.	31,000	1,549,753
Mobileye NV†	21,670	768,852
Nidec Corp.#	101,500	6,848,970

		9,167,575

Electronic Components-Misc. - 1.3%

AAC Technologies Holdings, Inc.#	468,500	3,110,930
Corning, Inc.	134,875	3,290,950
Flextronics International, Ltd.†	126,975	1,546,556
Murata Manufacturing Co., Ltd.	28,700	3,537,567
NEC Corp.	429,000	1,305,379

		12,791,382

Electronic Components-Semiconductors - 9.8%

Altera Corp.	177,600	6,572,976
ARM Holdings PLC	90,364	1,616,904
ARM Holdings PLC ADR	56,200	3,005,014
Avago Technologies, Ltd.	97,500	12,442,950
Broadcom Corp., Class A	144,140	6,519,452
First Solar, Inc.†	24,100	1,439,855
Freescale Semiconductor, Ltd.†#	165,490	5,975,844
Intel Corp.	579,370	19,264,052
IPG Photonics Corp.†#	19,300	1,850,870
MediaTek, Inc.	286,000	4,307,531
Micron Technology, Inc.†	295,000	9,047,650
Samsung Electronics Co., Ltd.	4,100	5,069,200
Semtech Corp.†	56,700	1,640,331
SK Hynix, Inc.	194,672	8,265,423
Skyworks Solutions, Inc.	129,310	11,346,952
SunEdison Semiconductor, Ltd.†	56,195	1,352,052

		99,717,056

Electronic Forms - 0.6%

Adobe Systems, Inc.†	77,950	6,165,845

Electronic Measurement Instruments - 1.0%

Agilent Technologies, Inc.	68,600	2,895,606
Keyence Corp.	800	408,610
National Instruments Corp.	63,200	1,968,048
Trimble Navigation, Ltd.†	176,700	4,618,938

		9,891,202

Enterprise Software/Service - 1.7%

Informatica Corp.†	57,180	2,455,595
OPOWER, Inc.†#	4,100	61,582
Oracle Corp.	219,000	9,596,580
Veeva Systems, Inc., Class A†	166,700	5,146,029

		17,259,786

Finance-Credit Card - 2.5%

Visa, Inc., Class A	92,671	25,142,569

Finance-Other Services - 0.2%

WageWorks, Inc.†	32,380	1,860,231

Industrial Audio & Video Products - 0.4%

GoPro, Inc., Class A†#	61,175	2,568,126
Imax Corp.†#	45,375	1,586,764

		4,154,890

Instruments-Controls - 0.1%

Control4 Corp.†#	39,200	508,816

Internet Application Software - 1.6%

Splunk, Inc.†	42,960	2,889,060
Tencent Holdings, Ltd.	736,300	12,901,721
Zendesk, Inc.†	14,959	369,787

		16,160,568

Internet Content-Entertainment - 3.7%

Facebook, Inc., Class A†	375,113	29,622,674
NetEase, Inc. ADR	28,375	2,838,635
Twitter, Inc.†	102,820	4,943,586
Youku.com, Inc. Class A†(2)(3)	16	14

		37,404,909

Internet Content-Information/News - 1.5%

LinkedIn Corp., Class A†	39,145	10,459,544
M3, Inc.#	223,000	4,954,934

		15,414,478

Internet Incubators - 0.3%

HomeAway, Inc.†	88,900	2,755,456

Internet Infrastructure Software - 0.4%

F5 Networks, Inc.†	31,925	3,770,821

Internet Security - 0.4%

VeriSign, Inc.†#	62,200	3,982,044

Medical Instruments - 0.4%

Intuitive Surgical, Inc.†	9,200	4,600,000

Medical Products - 0.5%

Hospira, Inc.†	56,000	4,902,240

Metal Processors & Fabrication - 0.3%

Catcher Technology Co., Ltd.†	140,000	1,279,414
Largan Precision Co., Ltd.	21,700	1,851,807

		3,131,221

Multimedia - 0.2%

Twenty-First Century Fox, Inc., Class A	61,200	2,142,000

Networking Products - 4.6%

Arista Networks, Inc.†#	21,170	1,465,176
Cisco Systems, Inc.	947,500	27,960,725
Fortinet, Inc.†	95,000	3,192,950
Palo Alto Networks, Inc.†	97,065	13,804,584

		46,423,435

Photo Equipment & Supplies - 0.4%

Sunny Optical Technology Group Co., Ltd.#	2,263,755	3,753,564

Power Converter/Supply Equipment - 0.1%

Delta Electronics, Inc.	236,000	1,525,490

Semiconductor Components-Integrated Circuits - 2.5%

Atmel Corp.	408,200	3,404,388
NXP Semiconductor NV†	164,545	13,969,048
Power Integrations, Inc.	30,385	1,666,921
QUALCOMM, Inc.	27,490	1,993,300
Taiwan Semiconductor Manufacturing Co., Ltd.	829,000	3,972,759
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,505	159,568

		25,165,984

Semiconductor Equipment - 2.3%

Applied Materials, Inc.	256,615	6,428,206
ASM Pacific Technology, Ltd.#	155,215	1,564,998
ASML Holding NV	41,410	4,459,029
Lam Research Corp.	127,010	10,473,245
MKS Instruments, Inc.	24,970	882,939

		23,808,417

Telecom Equipment-Fiber Optics - 0.6%

Ciena Corp.†	185,775	3,886,413
JDS Uniphase Corp.†	147,900	2,036,583

		5,922,996

Telecom Services - 0.1%

Qorvo, Inc.†	13,505	937,247

Telecommunication Equipment - 0.5%

Alcatel-Lucent†	359,660	1,407,464
Alcatel-Lucent ADR†	312,150	1,214,263
Sonus Networks, Inc.†	117,711	2,008,150

		4,629,877

Telephone-Integrated - 1.4%

SoftBank Corp.	238,000	14,657,020

Transactional Software - 0.2%

Amadeus IT Holding SA, Class A	44,960	1,854,015

Virtual Reality Products - 0.3%

RealD, Inc.†#	249,700	3,261,082

Web Portals/ISP - 6.9%

Baidu, Inc. ADR†	55,279	11,263,096
Dropbox, Inc.†(1)(2)(3)	135,924	2,592,633
Google, Inc., Class A†	66,121	37,201,658
Google, Inc., Class C†	21,966	12,265,814
NAVER Corp.	1,118	673,316
SINA Corp.†	64,500	2,394,240
Yandex NV, Class A†	235,700	3,877,265

		70,268,022

Wireless Equipment - 0.3%

Aruba Networks, Inc.†	104,200	2,585,202

Total Common Stocks
(cost $806,435,206)		968,632,168

CONVERTIBLE PREFERRED SECURITIES - 1.0%
Computers-Memory Devices - 0.1%

Pure Storage, Inc.
Series F†(1)(2)(3)	63,153	1,031,920

Computers-Other - 0.2%

Nutanix, Inc.†(1)(2)(3)
Series E	95,451	1,664,665

Data Processing/Management - 0.2%

Cloudera, Inc.†(1)(2)(3)
Series F	54,446	1,655,921

E-Commerce/Products - 0.0%

Flipkart Online Services Pvt., Ltd.†(1)(2)(3)
Series G	4,085	489,220

E-Commerce/Services - 0.3%

Uber Technologies, Inc.†(1)(2)(3)	86,516	2,882,503

Web Portals/ISP - 0.2%

Dropbox, Inc.
Class A-1†(1)(2)(3)	119,521	2,279,759
Dropbox, Inc.,
Series A†(1)(2)(3)	12,378	236,100

		2,515,859

Total Convertible Preferred Securities
(cost $6,089,495)		10,240,088

PREFERRED SECURITIES - 0.1%
Computer Graphics - 0.1%

Atlassian Class A FDR†(1)(2)(3)	13,337	253,403
Atlassian Series A†(1)(2)(3)	12,885	244,815

Total Preferred Securities
(cost $419,552)		498,218

Total Long-Term Investment Securities
(cost $812,944,253)		979,370,474

SHORT-TERM INVESTMENT SECURITIES - 8.9%
Registered Investment Companies - 8.7%

State Street Navigator Securities Lending Prime Portfolio(4)	58,734,897	58,734,897
T. Rowe Price Reserve Investment Fund	29,905,954	29,905,954

		88,640,851

Time Deposits - 0.2%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/02/2015	$1,630,000	1,630,000

Total Short-Term Investment Securities
(cost $90,270,851)		90,270,851

REPURCHASE AGREEMENT - 0.2%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 02/27/2015, to be repurchased 03/02/2015 in the amount of $2,285,000 collateralized by $2,380,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 1.02% due 01/30/2023 and having an approximate value of $2,304,435 (cost $2,258,000)	2,258,000	2,258,000

TOTAL INVESTMENTS
(cost $905,473,104) (5)	105.6%	1,071,899,325
Liabilities in excess of other assets	(5.6)	(56,515,872)

NET ASSETS	100.0%	$1,015,383,453

#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At February 28, 2015, the aggregate value of these securities was $13,904,620 representing 1.4% of net assets.

(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2015, the Science & Technology Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a % of Net Assets
Common Stocks
Atlassian
Class A	4/9/2014	3,707	$59,312	$70,433	$19.00	0.01%
Atlassian
Class A FDR	4/9/2014	2,554	40,864	48,526	19.00	0.00
Atlassian
Series 1	4/9/2014	6,508	104,128	123,652	19.00	0.01
Atlassian
Series 2	4/9/2014	17,424	278,784	331,056	19.00	0.03
Dropbox, Inc.	5/1/2012	135,924	1,374,071	2,592,633	19.07	0.27
Youku.com, Inc.
Class A	7/11/2011	16	—	14	0.88	0.00

Preferred Stocks
Atlassian
Series A	4/9/2014	12,885	206,160	244,815	19.00	0.02
Atlassian
Class A FDR	4/9/2014	13,337	213,392	253,403	19.00	0.02

Convertible Preferred Stocks
Cloudera, Inc.
Series F	2/5/2014	54,446	792,733	1,655,921	30.41	0.16
Dropbox, Inc.
Series A	5/1/2012	12,378	112,010	236,100	19.07	0.02
Dropbox, Inc.
Class A-1	5/1/2012	60,803	550,212
	5/29/2012	58,718	531,345

		119,521	1,081,557	2,279,759	19.07	0.22

Flipkart Online Services Pvt., Ltd.
Series G	12/17/2014	4,085	489,220	489,220	119.76	0.06
Nutanix, Inc.
Series E	6/5/2014	95,451	1,278,709	1,664,665	17.44	0.17
Pure Storage, Inc.
Series F	4/16/2014	63,153	993,138	1,031,920	16.34	0.10
Uber Technologies, Inc.	6/5/2014	86,516	1,342,127	2,882,503	33.32	0.28

				$13,904,620		1.37%

(4)	At February 28, 2015, the Fund had loaned securities with a total value of $57,311,690. This was secured by collateral of $58,734,897, which was received in cash and subsequently invested in short-term investments currently valued at $58,734,897 as reported in the portfolio of investments. Additional collateral of $999,309 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2015
United States Treasury Notes/Bonds	0.13% to 8.88%	05/15/2015 to 05/15/2044	$ 999,309

(5)	See Note 5 for cost of investments on a tax basis.

ADR	- American Depository Receipt
FDR	- Federal Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Graphics	$—	$—	$573,667	$573,667
Internet Content/Entertainment	37,404,895	14	—	37,404,909
Web Portals/ISP	67,675,389	—	2,592,633	70,268,022
Other Industries	860,385,570	—	—	860,385,570
Convertible Preferred Securities	—	—	10,240,088	10,240,088
Preferred Securities	—	—	498,218	498,218
Short-Term Investment Securities:
Registered Investment Companies	88,640,851	—	—	88,640,851
Time Deposits	—	1,630,000	—	1,630,000
Repurchase Agreement	—	2,258,000	—	2,258,000

Total Investments at Value	$1,054,106,705	$3,888,014	$13,904,606	$1,071,899,325

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities	Preferred Securities
Balance as of 05/31/2014	$3,121,125	$4,099,250	$419,552
Accrued discounts	—	—	—
Accrued premiums	—	—	—
Realized Gain	158,775	—	—
Realized Loss	—	—	—
Change in unrealized appreciation(1)	188,909	—	—
Change in unrealized depreciation(1)	—	3,030,782	78,666
Net Purchases	—	3,110,056	—
Net Sales	(302,509)	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 02/28/2015	$3,166,300	$10,240,088	$498,218

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at February 28, 2015 includes:

Common Stocks	Convertible Preferred Securities	Convertible Preferred Securities
$188,909	$3,030,782	$78,666

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at February 28, 2015

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 2/28/15	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stock	$573,667	Market Approach	Enterprise Value/Sales Multiple*	8.00x
			CY2015 Price/Free Cash Flow Multiple*	30.0x

	$2,592,633	Market Approach and Income Approach	Transaction Price*	$19.1012
			Enterprise Value/Revenue Multiple*	13.20x
			Discount for Lack of Marketability	15.0%
			Weighted Average Cost of Capital	17%
			Perpetual Growth Rate*	3.0%

Convertible Preferred Securities	$5,027,644	Market Approach	Transaction Price*	$30.414 - $119.76 ($61.163858)

	$2,696,585	Market Approach	Next Twelve Months Revenue Mutliple	4.9x
			Weighted Average Cost of Capital	15%
			Discount for Lack of Marketability	10.00%

	$2,515,859	Market Approach and	Transaction Price*	$19.1012
		Income Approach	Enterprise Value/Revenue Multiple*	13.20x
			Discount for Lack of Marketability	15.0%
			Weighted Average Cost of Capital	17%
			Perpetual Growth Rate*	3.0%

Preferred Securities	$498,218	Market Approach	Enterprise Value/Sales Multiple*	8.00x
			CY2015 Price/Free Cash Flow Multiple*	30.0x

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.1%
Advanced Materials - 1.6%

Hexcel Corp.	37,423	$1,780,586

Aerospace/Defense - 1.0%

Teledyne Technologies, Inc.†	10,490	1,057,707

Aerospace/Defense-Equipment - 1.4%

HEICO Corp., Class A	32,502	1,483,391

Airlines - 1.2%

Allegiant Travel Co.	7,215	1,324,818

Apparel Manufacturers - 2.1%

Carter’s, Inc.	12,650	1,122,941
G-III Apparel Group, Ltd.†	10,570	1,112,281

		2,235,222

Applications Software - 1.8%

Constant Contact, Inc.†	47,950	1,981,773

Auction Houses/Art Dealers - 1.0%

Ritchie Bros. Auctioneers, Inc.#	42,760	1,076,697

Auto/Truck Parts & Equipment-Original - 1.0%

Tenneco, Inc.†	18,440	1,073,946

Banks-Commercial - 1.7%

Customers Bancorp, Inc.†	24,376	539,684
Western Alliance Bancorp†	45,520	1,292,313

		1,831,997

Brewery - 1.4%

Boston Beer Co., Inc., Class A†	5,558	1,487,321

Building & Construction Products-Misc. - 1.1%

Simpson Manufacturing Co., Inc.	32,780	1,186,636

Building Products-Cement - 0.2%

Headwaters, Inc.†	15,190	249,420

Chemicals-Specialty - 0.9%

Quaker Chemical Corp.	11,960	970,913

Commercial Services-Finance - 3.5%

Euronet Worldwide, Inc.†	45,776	2,586,344
Heartland Payment Systems, Inc.	24,910	1,221,337

		3,807,681

Computer Services - 1.6%

Barracuda Networks, Inc.†	45,538	1,734,542

Computers-Memory Devices - 0.6%

Spansion, Inc., Class A†#	19,230	693,818

Consulting Services - 0.9%

Huron Consulting Group, Inc.†	14,150	943,098

Distribution/Wholesale - 0.8%

H&E Equipment Services, Inc.	35,760	875,405

E-Marketing/Info - 1.7%

comScore, Inc.†	36,750	1,895,933

Electric Products-Misc. - 0.7%

Littelfuse, Inc.	7,760	778,483

Electronic Components-Semiconductors - 2.7%

Microsemi Corp.†	29,434	948,952
Tower Semiconductor, Ltd.†#	121,040	1,947,534

		2,896,486

Electronics-Military - 1.0%

M/A-COM Technology Solutions Holdings, Inc.†	32,131	1,083,457

Enterprise Software/Service - 4.0%

Proofpoint, Inc.†	51,010	2,889,206
Ultimate Software Group, Inc.†	9,043	1,488,885

		4,378,091

Entertainment Software - 1.4%

Take-Two Interactive Software, Inc.†	55,500	1,470,195

Finance-Consumer Loans - 1.3%

PRA Group, Inc.†	27,915	1,398,262

Finance-Credit Card - 1.0%

Blackhawk Network Holdings, Inc., Class B†	28,160	1,032,909

Finance-Other Services - 0.6%

MarketAxess Holdings, Inc.	8,184	651,365

Food-Misc./Diversified - 1.2%

Pinnacle Foods, Inc.	36,970	1,342,011

Health Care Cost Containment - 1.1%

ExamWorks Group, Inc.†	29,590	1,195,436

Hotels/Motels - 1.3%

La Quinta Holdings, Inc.†	65,560	1,456,088

Human Resources - 2.5%

TriNet Group, Inc.†	42,250	1,535,365
TrueBlue, Inc.†	50,620	1,164,766

		2,700,131

Industrial Audio & Video Products - 1.5%

Imax Corp.†#	45,040	1,575,049

Instruments-Scientific - 1.6%

Fluidigm Corp.†#	39,870	1,762,254

Internet Connectivity Services - 1.0%

Cogent Communications Holdings, Inc.	29,890	1,097,561

Internet Telephone - 1.4%

RingCentral, Inc.†#	96,320	1,518,966

Investment Management/Advisor Services - 0.9%

WisdomTree Investments, Inc.	49,660	928,145

Medical Instruments - 2.4%

AtriCure, Inc.†	53,659	948,691
DexCom, Inc.†	16,835	1,022,558
Entellus Medical, Inc.†#	27,640	601,170

		2,572,419

Medical Products - 4.9%

NanoString Technologies, Inc.†	38,360	403,164
NxStage Medical, Inc.†	117,640	2,021,055
West Pharmaceutical Services, Inc.	35,056	1,918,264
Zeltiq Aesthetics, Inc.†#	29,690	990,755

		5,333,238

Medical Sterilization Products - 1.3%

STERIS Corp.	21,800	1,406,536

Medical-Biomedical/Gene - 7.6%

Avalanche Biotechnologies, Inc.†	15,836	572,947
Bluebird Bio, Inc.†	12,065	1,150,036
Juno Therapeutics, Inc.†#	14,050	659,226
Kite Pharma, Inc.†#	11,550	755,832
KYTHERA Biopharmaceuticals, Inc.†#	21,320	885,846
Ligand Pharmaceuticals, Inc.†	23,787	1,309,950
Loxo Oncology, Inc.†	38,360	492,542
Sage Therapeutics, Inc.†#	18,584	807,475
Spark Therapeutics, Inc.†	13,180	759,036

Ultragenyx Pharmaceutical, Inc.†#	16,188	878,523

		8,271,413

Medical-Drugs - 5.4%

Amicus Therapeutics, Inc.†	144,803	1,268,474
Ascendis Pharma A/S ADR†	30,920	548,212
Chimerix, Inc.†#	23,729	960,550
Immune Design Corp.†#	20,100	443,004
Pacira Pharmaceuticals, Inc.†	11,265	1,292,884
Receptos, Inc.†	10,215	1,293,627

		5,806,751

Medical-Hospitals - 1.2%

Acadia Healthcare Co., Inc.†	21,130	1,336,050

MRI/Medical Diagnostic Imaging - 0.0%

Surgical Care Affiliates, Inc.†	998	32,415

Networking Products - 2.7%

LogMeIn, Inc.†	55,500	2,924,850

Office Furnishings-Original - 2.0%

Knoll, Inc.	38,992	827,800
Steelcase, Inc., Class A	70,650	1,322,568

		2,150,368

Oil Companies-Exploration & Production - 1.4%

Carrizo Oil & Gas, Inc.†	16,180	770,006
Diamondback Energy, Inc.†	11,160	794,704

		1,564,710

Oil-Field Services - 0.7%

Newpark Resources, Inc.†	83,330	789,135

Optical Supplies - 0.7%

Ocular Therapeutix, Inc.†	20,923	748,416

Physical Therapy/Rehabilitation Centers - 0.7%

AAC Holdings, Inc.†#	20,420	734,916

Rental Auto/Equipment - 0.5%

Neff Corp.†	49,320	515,394

Resort/Theme Parks - 1.3%

Marriott Vacations Worldwide Corp.	18,930	1,439,816

Retail-Apparel/Shoe - 1.8%

Boot Barn Holdings, Inc.†	11,470	282,277
Burlington Stores, Inc.†	29,790	1,655,430

		1,937,707

Retail-Automobile - 1.3%

Lithia Motors, Inc., Class A	15,140	1,430,124

Retail-Home Furnishings - 1.3%

Restoration Hardware Holdings, Inc.†	16,570	1,459,817

Retail-Pet Food & Supplies - 1.1%

Freshpet, Inc.†#	62,730	1,156,114

Retail-Restaurants - 3.7%

Papa John’s International, Inc.	16,980	1,050,043
Popeyes Louisiana Kitchen, Inc.†	15,610	936,756
Red Robin Gourmet Burgers, Inc.†	16,800	1,402,296
Sonic Corp.	20,130	639,933

		4,029,028

Schools - 0.8%

Capella Education Co.	14,150	917,203

Steel-Producers - 1.1%

Steel Dynamics, Inc.	66,450	1,210,719

Telecom Services - 0.6%

RigNet, Inc.†	20,158	637,396

Therapeutics - 2.8%

Neurocrine Biosciences, Inc.†	34,190	1,335,120
Vital Therapies, Inc.†#	51,755	1,146,373
Zafgen Inc†#	15,060	582,069

		3,063,562

Transport-Truck - 1.1%

Knight Transportation, Inc.	35,050	1,158,753

Total Long-Term Investment Securities
(cost $88,258,106)		107,582,643

SHORT-TERM INVESTMENT SECURITIES - 12.9%
Registered Investment Companies - 12.9%

State Street Navigator Securities Lending Prime Portfolio(1) (cost $14,059,695)	14,059,695	14,059,695

REPURCHASE AGREEMENTS - 1.2%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 02/27/2015, to be repurchased 03/02/2015 in the amount $1,316,000 collateralized by $1,390,000 of Federal Home Loan Mtg. Assoc. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $1,345,868 (cost $1,316,000)	$1,316,000	1,316,000

TOTAL INVESTMENTS
(cost $103,633,801)(2)	113.2%	122,958,338
Liabilities in excess of other assets	(13.2)	(14,382,536)

NET ASSETS	100.0%	$108,575,802

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At February 28, 2015, the Fund had loaned securities with a total value of $13,507,801. This was secured by collateral of $14,059,695, which was received in cash and subsequently invested in short-term investments currently valued at $14,059,695 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.

ADR American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$107,582,643	$—	$—	$107,582,643
Short-Term Investment Securities	14,059,695	—	—	14,059,695
Repurchase Agreements	—	1,316,000	—	1,316,000

Total Investments at Value	$121,642,338	$1,316,000	$—	$122,958,338

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS - February 28, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.5%
Advanced Materials - 0.2%

Core Molding Technologies, Inc.†	13,000	$183,313
Hexcel Corp.	10,400	494,832

		678,145

Advertising Services - 0.1%

Marchex, Inc., Class B	13,500	55,755
Millennial Media, Inc.†#	76,831	121,393

		177,148

Aerospace/Defense - 0.2%

Teledyne Technologies, Inc.†	8,500	857,055

Aerospace/Defense-Equipment - 0.2%

Ducommun, Inc.†	6,400	159,232
LMI Aerospace, Inc.†	6,100	86,864
Moog, Inc., Class A†	7,400	558,404

		804,500

Agricultural Operations - 0.1%

Cadiz, Inc.†#	14,400	165,600
MGP Ingredients, Inc.	13,100	204,229

		369,829

Airlines - 0.2%

Allegiant Travel Co.	3,400	624,308

Apparel Manufacturers - 0.9%

Columbia Sportswear Co.	49,584	2,771,250
Delta Apparel, Inc.†#	10,500	92,925
Quiksilver, Inc.†#	97,800	205,380

		3,069,555

Applications Software - 1.3%

BSQUARE Corp.†	13,900	67,693
Cvent, Inc.†#	15,360	444,672
Descartes Systems Group, Inc.†	22,900	345,790
Five9, Inc.†	20,800	81,120
HubSpot, Inc.†#	2,130	87,522
Imperva, Inc.†	3,200	147,520
Infoblox, Inc.†	3,700	86,025
New Relic, Inc.†#	2,840	97,866
PDF Solutions, Inc.†	9,000	163,260
Progress Software Corp.†	12,150	332,181
Tangoe, Inc.†	36,600	454,206
Verint Systems, Inc.†	36,100	2,197,588

		4,505,443

Auction Houses/Art Dealers - 0.1%

Ritchie Bros. Auctioneers, Inc.#	17,600	443,168

Audio/Video Products - 0.0%

VOXX International Corp.†	5,000	43,000

Auto Repair Centers - 0.1%

Monro Muffler Brake, Inc.	7,425	469,557

Auto/Truck Parts & Equipment-Original - 0.2%

Gentherm, Inc.†	1,400	65,030
Miller Industries, Inc.	10,000	221,600
SORL Auto Parts, Inc.†#	15,300	49,113
Spartan Motors, Inc.	21,600	107,568
Strattec Security Corp.	4,700	319,647

		762,958

Auto/Truck Parts & Equipment-Replacement - 0.0%

Commercial Vehicle Group, Inc.†	18,700	107,151

Banks-Commercial - 6.7%

American National Bankshares, Inc.	5,900	133,281
AmeriServ Financial, Inc.	22,000	63,800
BancorpSouth, Inc.	2,600	58,214
BankUnited, Inc.	20,300	657,923
Blue Hills Bancorp, Inc.†	5,300	68,211
Capital Bank Financial Corp., Class A†	17,000	451,350
Capital City Bank Group, Inc.	9,600	148,512
Citizens Holding Co.	4,500	83,475
CNB Financial Corp.	8,500	143,735
CVB Financial Corp.	125,810	1,968,926
East West Bancorp, Inc.	70,558	2,818,792
Eastern Virginia Bankshares, Inc.	12,000	74,760
Enterprise Bancorp, Inc.	6,821	144,605
Farmers Capital Bank Corp.†	7,900	183,517
First Bancorp, Inc.	7,165	118,939
First Community Bancshares, Inc.	10,000	160,800
First Horizon National Corp.	51,900	741,651
Glacier Bancorp, Inc.	101,585	2,467,500
Green Bancorp, Inc.†	1,300	14,651
Hampton Roads Bankshares, Inc.†#	85,000	138,550
Heritage Commerce Corp.	13,500	113,130
Iberiabank Corp.	30,603	1,931,661
Independent Bank Corp.	14,000	178,500
LNB Bancorp, Inc.	16,300	288,347
Merchants Bancshares, Inc.	4,600	133,538
Metro Bancorp, Inc.	6,500	164,255
MidWestOne Financial Group, Inc.	5,400	155,304
Northrim BanCorp, Inc.	7,100	167,915
Ohio Valley Banc Corp.#	6,400	150,720
Pacific Continental Corp.	13,000	176,670
PacWest Bancorp	44,314	2,031,132
Park Sterling Corp.	51,200	348,160
Peoples Bancorp of North Carolina, Inc.	5,500	101,200
Peoples Bancorp, Inc.	6,300	149,562
Pinnacle Financial Partners, Inc.	6,100	256,200
Preferred Bank	2,474	66,674
Prosperity Bancshares, Inc.	8,900	460,397
Sierra Bancorp	9,400	152,092
Signature Bank†	3,500	431,725
Southcoast Financial Corp.†#	5,000	35,500
Southern National Bancorp of Virginia, Inc.	15,000	181,350
Synovus Financial Corp.	15,190	425,168
Talmer Bancorp, Inc., Class A	20,800	293,904
TCF Financial Corp.	15,900	249,471
Texas Capital Bancshares, Inc.†	13,250	615,198
United Security Bancshares†	21,359	110,640
Valley National Bancorp.	21,472	206,131
Washington Trust Bancorp, Inc.	5,700	214,035
West Bancorporation, Inc.	6,944	121,659
Westamerica Bancorporation	6,100	262,727
Western Alliance Bancorp†	105,799	3,003,634
Zions Bancorporation	9,000	240,615

		24,058,406

Banks-Mortgage - 0.0%

Walker & Dunlop, Inc.†	4,100	65,723

Batteries/Battery Systems - 0.7%

EnerSys	39,004	2,546,961

Beverages-Non-alcoholic - 0.0%

Primo Water Corp.†	21,600	88,128

Brewery - 0.1%

Craft Brew Alliance, Inc.†	18,800	235,000

Broadcast Services/Program - 0.6%

Nexstar Broadcasting Group, Inc., Class A	37,987	2,071,431

Building & Construction Products-Misc. - 1.1%

Aspen Aerogels, Inc.†#	31,400	249,002
Louisiana-Pacific Corp.†	30,500	513,315
NCI Building Systems, Inc.†	12,000	202,080
Quanex Building Products Corp.	10,500	205,695
Simpson Manufacturing Co., Inc.	10,700	387,340
Trex Co., Inc.†	47,746	2,404,011

		3,961,443

Building & Construction-Misc. - 0.8%

Dycom Industries, Inc.†	64,276	2,850,641
Integrated Electrical Services, Inc.†	12,995	103,960

		2,954,601

Building Products-Air & Heating - 0.4%

AAON, Inc.	14,425	324,707
Lennox International, Inc.	9,100	948,766

		1,273,473

Building Products-Cement - 0.7%

Eagle Materials, Inc.	27,123	2,129,155
Martin Marietta Materials, Inc.	2,100	298,893

		2,428,048

Building Products-Doors & Windows - 0.8%

Apogee Enterprises, Inc.	65,758	3,015,004

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.	18,400	144,808

Building-Heavy Construction - 0.1%

Orion Marine Group, Inc.†	16,100	164,220

Building-Mobile Home/Manufactured Housing - 0.6%

Thor Industries, Inc.	37,157	2,291,101

Building-Residential/Commercial - 0.7%

AV Homes, Inc.†	11,400	172,596
Beazer Homes USA, Inc.†	96,723	1,648,160
Meritage Homes Corp.†	10,600	471,806
Standard Pacific Corp.†	15,800	138,092

		2,430,654

Capacitors - 0.0%

Kemet Corp.†	20,929	95,645

Casino Hotels - 0.0%

Monarch Casino & Resort, Inc.†	7,500	136,500

Chemicals-Diversified - 0.0%

Koppers Holdings, Inc.	8,600	138,632

Chemicals-Plastics - 0.6%

Landec Corp.†	7,000	97,720
PolyOne Corp.	55,251	2,195,675

		2,293,395

Chemicals-Specialty - 1.5%

KMG Chemicals, Inc.	7,800	169,026
Minerals Technologies, Inc.	40,060	2,933,594
Oil-Dri Corp. of America	4,900	148,813
Sensient Technologies Corp.	35,819	2,278,446

		5,529,879

Circuit Boards - 0.0%

UQM Technologies, Inc.†#	57,300	60,738

Coal - 0.0%

Cloud Peak Energy, Inc.†	5,700	47,253

Commercial Services - 1.2%

Collectors Universe, Inc.	7,200	163,944
HMS Holdings Corp.†	113,634	1,993,141
Intersections, Inc.#	12,500	46,875
SP Plus Corp.†	4,000	90,440
StarTek, Inc.†	18,100	137,560
Team, Inc.†	48,733	1,871,347

		4,303,307

Commercial Services-Finance - 0.1%

PRGX Global, Inc.†	22,500	112,725
Xoom Corp.†#	8,800	150,040

		262,765

Communications Software - 0.1%

Audience, Inc.†#	14,200	69,296
Digi International, Inc.†	13,300	140,714
Seachange International, Inc.†	19,500	147,225

		357,235

Computer Graphics - 0.0%

CyberArk Software, Ltd.†#	290	17,188

Computer Services - 0.9%

Barracuda Networks, Inc.†	1,900	72,371
CACI International, Inc., Class A†	28,216	2,462,975
Ciber, Inc.†	45,000	176,400
FleetMatics Group PLC†#	14,900	614,029

		3,325,775

Computer Software - 1.2%

Computer Modelling Group, Ltd.	12,800	130,038
Cornerstone OnDemand, Inc.†	2,700	86,305
SS&C Technologies Holdings, Inc.	68,610	4,163,255

		4,379,598

Computers-Integrated Systems - 1.8%

Agilysys, Inc.†	13,000	128,570
Cray, Inc.†	119,187	3,560,116
Jack Henry & Associates, Inc.	39,495	2,586,922
Maxwell Technologies, Inc.†#	14,800	111,592
NCI, Inc., Class A	10,000	120,300

		6,507,500

Computers-Memory Devices - 0.1%

Datalink Corp.†	11,100	126,096
Dot Hill Systems Corp.†	62,300	252,938
Netlist, Inc.†#	37,900	51,165

		430,199

Computers-Voice Recognition - 0.1%

Vocera Communications, Inc.†	18,000	186,840

Consulting Services - 0.2%

CRA International, Inc.†	7,700	231,693

Hackett Group, Inc.	27,900	245,799
Information Services Group, Inc.	42,400	165,784
PDI, Inc.†	9,800	17,542

		660,818

Consumer Products-Misc. - 0.2%

CSS Industries, Inc.	3,000	86,700
Tumi Holdings, Inc.†	21,000	491,190

		577,890

Containers-Metal/Glass - 0.1%

Constellium NV, Class A†	23,200	438,712

Containers-Paper/Plastic - 1.2%

Berry Plastics Group, Inc.†	22,200	761,682
Graphic Packaging Holding Co.	227,778	3,437,170

		4,198,852

Cosmetics & Toiletries - 0.0%

CCA Industries, Inc.†	3,421	11,905

Data Processing/Management - 0.0%

CommVault Systems, Inc.†	1,200	57,924
Innodata, Inc.†#	25,000	66,750

		124,674

Decision Support Software - 0.1%

Interactive Intelligence Group, Inc.†	11,600	492,304

Diagnostic Equipment - 0.9%

Affymetrix, Inc.†	234,544	2,744,165
BioTelemetry, Inc.†	36,900	356,085
Hansen Medical, Inc.†#	75,000	58,822

		3,159,072

Diagnostic Kits - 0.9%

Alere, Inc.†	58,821	2,674,591
Meridian Bioscience, Inc.	20,400	403,920

		3,078,511

Diamonds/Precious Stones - 0.0%

Petra Diamonds, Ltd.†	40,747	118,014

Distribution/Wholesale - 0.2%

Core-Mark Holding Co., Inc.	8,400	590,688

Diversified Manufacturing Operations - 0.6%

AZZ, Inc.	10,900	495,078
Chase Corp.	7,100	305,797
EnPro Industries, Inc.	7,500	493,275
Fabrinet†	13,500	242,325
Harsco Corp.	24,400	402,356
Lydall, Inc.†	7,000	223,020

		2,161,851

Diversified Minerals - 0.1%

Ring Energy, Inc.†	17,400	165,300
United States Lime & Minerals, Inc.	2,600	175,500

		340,800

Diversified Operations - 0.1%

Resource America, Inc., Class A	17,400	161,820

E-Commerce/Products - 0.1%

1-800-flowers.com, Inc., Class A†	20,600	257,088
US Auto Parts Network, Inc.†	20,000	55,600

		312,688

E-Commerce/Services - 0.2%

Angie’s List, Inc.†#	5,900	39,766
Coupons.com, Inc.†#	7,790	75,952
GrubHub, Inc.†	11,667	490,131
United Online, Inc.†	12,500	204,625
Zillow Group, Inc.†#	300	34,425

		844,899

E-Marketing/Info - 0.2%

Marketo, Inc.†#	19,200	536,640
QuinStreet, Inc.†	35,000	234,850

		771,490

Educational Software - 0.0%

Rosetta Stone, Inc.†	14,000	144,200

Electric Products-Misc. - 0.0%

Graham Corp.	5,800	131,254

Electric-Integrated - 0.4%

Cleco Corp.	2,900	157,847
El Paso Electric Co.	10,300	389,546
NorthWestern Corp.	4,000	216,760
PNM Resources, Inc.	26,500	756,575

		1,520,728

Electronic Components-Misc. - 0.3%

Bel Fuse, Inc., Class B	6,000	114,540
CTS Corp.	12,700	221,742
Gentex Corp.	10,200	179,724
Viasystems Group, Inc.†	11,000	192,610
Vishay Precision Group, Inc.†	8,800	130,680
ZAGG, Inc.†	15,898	122,415

		961,711

Electronic Components-Semiconductors - 1.8%

Cavium, Inc.†	3,600	246,564
Diodes, Inc.†	4,550	129,629
Fairchild Semiconductor International, Inc.†	111,783	1,949,496
GigOptix, Inc.†	50,000	66,500
GSI Technology, Inc.†	19,800	112,860
Intersil Corp., Class A	139,593	2,176,255
InvenSense, Inc.†#	9,900	165,033
Kopin Corp.†	13,500	58,455
Microsemi Corp.†	9,283	299,284
Pixelworks, Inc.†#	22,000	116,160
PMC-Sierra, Inc.†	36,000	342,000
Semtech Corp.†	15,200	439,736
Silicon Laboratories, Inc.†	4,200	212,688

		6,314,660

Electronic Design Automation - 0.7%

Cadence Design Systems, Inc.†	130,103	2,388,041

Electronic Measurement Instruments - 0.4%

CyberOptics Corp.†	18,900	171,990
ESCO Technologies, Inc.	13,000	501,020
FARO Technologies, Inc.†	5,500	329,835

National Instruments Corp.	9,200	286,488

		1,289,333

Electronic Parts Distribution - 0.6%

Tech Data Corp.†	33,361	1,984,979

Electronic Security Devices - 0.1%

American Science & Engineering, Inc.	6,300	329,427
Vicon Industries, Inc.#	14,000	19,320

		348,747

Electronics-Military - 0.1%

M/A-COM Technology Solutions Holdings, Inc.†	4,800	161,856

Energy-Alternate Sources - 0.1%

Aemetis, Inc.†	5,200	23,088
Amyris, Inc.†#	50,800	137,160
Ocean Power Technologies, Inc.†#	17,900	9,129
REX American Resources Corp.†	2,100	114,156

		283,533

Engineering/R&D Services - 0.1%

VSE Corp.	3,700	293,077

Enterprise Software/Service - 1.5%

American Software, Inc., Class A	11,600	111,824
Guidewire Software, Inc.†	13,800	768,108
MicroStrategy, Inc., Class A†	15,170	2,705,418
OPOWER, Inc.†#	3,900	58,578
Proofpoint, Inc.†	10,100	572,064
PROS Holdings, Inc.†	6,500	159,055
SciQuest, Inc.†	59,801	1,041,135

		5,416,182

Environmental Consulting & Engineering - 0.0%

TRC Cos., Inc.†	8,712	72,745

Environmental Monitoring & Detection - 0.2%

MSA Safety, Inc.	13,700	692,946

Filtration/Separation Products - 0.1%

CLARCOR, Inc.	4,200	276,402

Finance-Consumer Loans - 0.0%

Asta Funding, Inc.†	13,200	111,540

Finance-Investment Banker/Broker - 1.7%

E*TRADE Financial Corp.†	145,498	3,788,040
Evercore Partners, Inc., Class A	37,384	1,915,182
FBR & Co.†	5,750	139,438
JMP Group, Inc.	16,300	122,413
Piper Jaffray Cos.†	1,900	104,025

		6,069,098

Finance-Leasing Companies - 0.1%

California First National Bancorp	6,000	84,000
Marlin Business Services Corp.	7,500	140,325

		224,325

Finance-Mortgage Loan/Banker - 0.0%

PennyMac Financial Services, Inc., Class A†	4,700	82,062

Finance-Other Services - 0.0%

Higher One Holdings, Inc.†	20,300	66,990

Financial Guarantee Insurance - 0.3%

Assured Guaranty, Ltd.	24,577	651,782
MGIC Investment Corp.†	11,400	104,082
Radian Group, Inc.#	30,500	482,205

		1,238,069

Food-Canned - 0.7%

Seneca Foods Corp., Class B†	200	5,952
TreeHouse Foods, Inc.†	31,390	2,622,948

		2,628,900

Food-Flour & Grain - 0.1%

Post Holdings, Inc.†	9,000	445,320

Food-Misc./Diversified - 0.3%

Inventure Foods, Inc.†	17,900	180,611
Pinnacle Foods, Inc.	24,000	871,200
Senomyx, Inc.†#	30,400	161,728

		1,213,539

Food-Retail - 0.1%

Fresh Market, Inc.†#	11,800	449,108

Food-Wholesale/Distribution - 0.6%

AMCON Distributing Co.	500	38,750
United Natural Foods, Inc.†	24,190	2,008,738

		2,047,488

Footwear & Related Apparel - 0.1%

Wolverine World Wide, Inc.	13,900	424,784

Funeral Services & Related Items - 0.1%

Matthews International Corp., Class A	5,100	246,687

Gambling (Non-Hotel) - 0.1%

Dover Downs Gaming & Entertainment, Inc.†	43,334	49,401
Isle of Capri Casinos, Inc.†	23,400	291,798
Lakes Entertainment, Inc.†	15,200	129,200

		470,399

Garden Products - 0.2%

Toro Co.	11,800	798,270

Gas-Distribution - 0.8%

Chesapeake Utilities Corp.	3,800	179,360
Delta Natural Gas Co., Inc.	3,800	75,772
Gas Natural, Inc.#	13,000	131,300
Southwest Gas Corp.	10,300	589,778
UGI Corp.	59,429	2,019,992

		2,996,202

Gold Mining - 0.2%

Franco-Nevada Corp.	8,300	437,939
New Gold, Inc.†	61,700	236,416
Osisko Gold Royalties, Ltd.	4,600	65,646

		740,001

Health Care Cost Containment - 0.0%

HealthEquity, Inc.†	1,100	22,297

Healthcare Safety Devices - 0.1%

Alpha PRO Tech, Ltd.†#	30,000	83,400
Harvard Apparatus Regenerative Technology, Inc.†	7,500	27,525

Unilife Corp.†#	35,000	138,250

		249,175

Heart Monitors - 0.1%

HeartWare International, Inc.†	2,700	230,121

Home Furnishings - 0.5%

Hooker Furniture Corp.	9,100	167,895
La-Z-Boy, Inc.	71,363	1,780,507

		1,948,402

Hotels/Motels - 0.0%

Morgans Hotel Group Co.†	19,000	147,440

Housewares - 0.0%

Lifetime Brands, Inc.	8,000	128,080

Human Resources - 0.9%

Cross Country Healthcare, Inc.†	20,000	259,200
Kforce, Inc.	8,000	188,800
Team Health Holdings, Inc.†	41,195	2,441,628
TriNet Group, Inc.†	11,800	428,812

		3,318,440

Independent Power Producers - 0.1%

Dynegy, Inc.†	3,200	89,184
NRG Yield, Inc., Class A#	3,200	164,192

		253,376

Industrial Audio & Video Products - 0.1%

Ballantyne Strong, Inc.†	14,000	63,280
Iteris, Inc.†	76,210	134,130

		197,410

Industrial Automated/Robotic - 0.1%

Adept Technology, Inc.†#	10,000	65,900
Hurco Cos., Inc.	5,000	170,650

		236,550

Instruments-Controls - 0.7%

Allied Motion Technologies, Inc.	14,000	390,040
Control4 Corp.†#	9,600	124,608
Frequency Electronics, Inc.†	10,000	122,400
Watts Water Technologies, Inc., Class A	33,958	1,867,011
Woodward, Inc.	1,250	60,687

		2,564,746

Instruments-Scientific - 0.4%

FEI Co.	17,218	1,360,050

Insurance-Life/Health - 0.6%

Independence Holding Co.	10,460	123,114
StanCorp Financial Group, Inc.	29,216	1,932,931

		2,056,045

Insurance-Multi-line - 0.7%

American Financial Group, Inc.	33,236	2,093,868
Kemper Corp.	6,300	231,840

		2,325,708

Insurance-Property/Casualty - 0.9%

Enstar Group, Ltd.†	1,800	250,380
Hallmark Financial Services, Inc.†	13,000	146,640
HCC Insurance Holdings, Inc.	10,400	581,152
Infinity Property & Casualty Corp.	10,600	822,030
RLI Corp.	8,600	416,154
Safety Insurance Group, Inc.	1,800	105,300
Selective Insurance Group, Inc.	21,900	596,337
State Auto Financial Corp.	9,850	233,346

		3,151,339

Insurance-Reinsurance - 0.0%

Essent Group, Ltd.†	3,800	88,236

Internet Application Software - 0.1%

Bazaarvoice, Inc.†#	25,200	233,100
Lionbridge Technologies, Inc.†	36,800	207,184

		440,284

Internet Connectivity Services - 0.1%

PC-Tel, Inc.	21,200	171,720

Internet Content-Entertainment - 0.1%

Pandora Media, Inc.†	14,400	213,120

Internet Content-Information/News - 0.1%

Reis, Inc.	8,000	193,680

Internet Financial Services - 0.0%

TheStreet, Inc.	48,200	96,882

Internet Incubators - 0.1%

HomeAway, Inc.†	5,000	154,975
ModusLink Global Solutions, Inc.†#	5,000	18,700

		173,675

Internet Infrastructure Software - 0.1%

Support.com, Inc.†	56,500	96,615
Survey Monkey, Inc.(5)(6)(7)†	5,062	83,270
Unwired Planet, Inc.†	65,400	50,358

		230,243

Internet Security - 0.1%

iPass, Inc.†#	49,900	47,405
Zix Corp.†	41,500	166,000

		213,405

Internet Telephone - 0.1%

RingCentral, Inc.†	23,100	364,287

Investment Companies - 0.0%

KCAP Financial, Inc.#	16,700	125,250

Investment Management/Advisor Services - 1.4%

Artisan Partners Asset Management, Inc., Class A	1,500	72,750
Calamos Asset Management, Inc., Class A	14,000	178,780
Cohen & Steers, Inc.#	9,400	391,698
Financial Engines, Inc.#	15,800	636,740
Janus Capital Group, Inc.	185,612	3,058,886
Manning & Napier, Inc.	8,400	100,968
Pzena Investment Management, Inc., Class A	2,100	17,409
Silvercrest Asset Management Group, Inc., Class A	10,000	139,700
Waddell & Reed Financial, Inc., Class A	11,900	588,574

		5,185,505

Lasers-System/Components - 0.5%

Coherent, Inc.†	27,432	1,762,232

Leisure Products - 0.1%

Escalade, Inc.	5,200	80,600
Johnson Outdoors, Inc., Class A	7,200	241,488
Marine Products Corp.	12,100	98,736

		420,824

Lighting Products & Systems - 0.0%

Acuity Brands, Inc.	100	15,848

Linen Supply & Related Items - 0.1%

G&K Services, Inc., Class A	2,700	194,373

Machine Tools & Related Products - 0.0%

Hardinge, Inc.	11,000	125,620

Machinery-Farming - 0.0%

Alamo Group, Inc.	2,500	125,375

Machinery-General Industrial - 1.0%

Albany International Corp., Class A	69,059	2,604,215
Chart Industries, Inc.†	10,600	370,364
Manitowoc Co., Inc.	13,800	305,394
Xerium Technologies, Inc.†	15,000	239,400

		3,519,373

Machinery-Pumps - 0.2%

Graco, Inc.	8,700	659,286

Machinery-Thermal Process - 0.0%

Global Power Equipment Group, Inc.	9,800	130,340

Medical Imaging Systems - 0.1%

Analogic Corp.	3,800	329,308
Digirad Corp	25,000	106,750

		436,058

Medical Instruments - 0.9%

Bio-Techne Corp.	22,612	2,205,348
Bruker Corp.†	18,500	352,055
Edwards Lifesciences Corp.†	900	119,718
Entellus Medical, Inc.†	400	8,700
Navidea Biopharmaceuticals, Inc.†#	85,500	138,510
Thoratec Corp.†	11,600	472,352
TransEnterix, Inc.†#	20,000	57,200

		3,353,883

Medical Products - 2.7%

Accuray, Inc.†#	10,337	92,826
Cardica, Inc.†#	33,400	21,122
Cerus Corp.†#	35,000	167,125
Cooper Cos., Inc.	1,400	229,558
Globus Medical, Inc., Class A†	84,644	2,055,156
Haemonetics Corp.†	36,566	1,625,725
Halyard Health Inc†	7,600	349,904
Hill-Rom Holdings, Inc.	45,924	2,200,678
K2M Group Holdings, Inc.†	18,300	374,967
Medgenics, Inc.†#	19,000	148,960
NanoString Technologies, Inc.†	9,000	94,590
Span-America Medical Systems, Inc.	3,100	55,955
Tornier NV†	12,700	310,388
Wright Medical Group, Inc.†#	76,977	1,895,944

		9,622,898

Medical Sterilization Products - 0.2%

STERIS Corp.	12,100	780,692

Medical-Biomedical/Gene - 2.8%

Acceleron Pharma, Inc.†#	4,600	186,898
AMAG Pharmaceuticals, Inc.†#	47,878	2,357,034
ArQule, Inc.†	55,000	103,400
BioMarin Pharmaceutical, Inc.†	2,600	278,382
Biota Pharmaceuticals, Inc.†	34,600	87,192
Cellular Dynamics International, Inc.†	9,500	51,585
Charles River Laboratories International, Inc.†	28,309	2,170,451
Endocyte, Inc.†#	16,000	92,800
Enzo Biochem, Inc.†	33,500	102,510
Exelixis, Inc.†#	19,600	57,428
Fibrocell Science, Inc.†#	33,100	161,197
Five Prime Therapeutics, Inc.†	10,000	257,400
GTx, Inc.†#	20,200	16,160
Harvard Bioscience, Inc.†	30,000	163,800
Incyte Corp.†	24,400	2,094,740
Isis Pharmaceuticals, Inc.†	8,100	555,336
Medicines Co.†	9,400	270,391
Onconova Therapeutics, Inc.†#	12,000	27,480
Oncothyreon, Inc.†	84,000	134,400
PharmAthene, Inc.†#	68,300	114,744
Protalix BioTherapeutics, Inc.†#	22,016	42,271
pSivida Corp.†#	32,000	140,800
Retrophin, Inc.†#	13,000	184,080
Rigel Pharmaceuticals, Inc.†	40,000	119,600
Seattle Genetics, Inc.†#	5,200	188,500
Theravance Biopharma, Inc.†#	400	8,692
Theravance, Inc.#	1,400	25,284
Ultragenyx Pharmaceutical, Inc.†#	500	27,135

		10,019,690

Medical-Drugs - 1.8%

Achaogen, Inc.†	10,000	111,700
Alimera Sciences, Inc.†#	25,025	130,881
Alkermes PLC†	14,300	1,004,575
BioSpecifics Technologies Corp.†	5,200	202,592
Chimerix, Inc.†#	3,400	137,632
Conatus Pharmaceuticals, Inc.†#	9,500	60,420
Cumberland Pharmaceuticals, Inc.†	12,800	77,696
Cytori Therapeutics, Inc.†#	17,000	19,040
Endo International PLC†	21,122	1,808,043
NanoViricides, Inc.†#	43,000	113,520
Ophthotech Corp.†	1,400	75,229
Pacira Pharmaceuticals, Inc.†	13,000	1,492,010
Pain Therapeutics, Inc.†	40,000	76,000
POZEN, Inc.†	15,600	114,348
Progenics Pharmaceuticals, Inc.†	36,800	239,568
Relypsa, Inc.†	2,800	108,640
SIGA Technologies, Inc.†#	19,900	45,173
Synergy Pharmaceuticals, Inc.†#	35,000	105,700
Targacept, Inc.†#	35,000	92,050
TESARO, Inc.†	3,600	191,988
Trevena, Inc.†	20,000	107,800
Vanda Pharmaceuticals, Inc.†#	10,700	115,132

XenoPort, Inc.†	25,000	171,250
Zogenix, Inc.†#	18,700	31,416

		6,632,403

Medical-Generic Drugs - 0.9%

Impax Laboratories, Inc.†	81,055	3,265,706

Medical-HMO - 0.4%

Centene Corp.†	11,200	688,352
WellCare Health Plans, Inc.†	9,200	835,452

		1,523,804

Medical-Hospitals - 1.5%

Acadia Healthcare Co., Inc.†	12,300	777,729
Adeptus Health, Inc., Class A†#	2,500	110,875
Community Health Systems, Inc.†	35,221	1,708,923
LifePoint Hospitals, Inc.†	37,085	2,668,636

		5,266,163

Metal Processors & Fabrication - 1.5%

Ampco-Pittsburgh Corp.	6,500	121,875
Dynamic Materials Corp.	8,100	130,815
Haynes International, Inc.	48,031	1,939,492
RBC Bearings, Inc.	9,200	570,860
Rexnord Corp.†	88,261	2,433,356
Sun Hydraulics Corp.	6,700	259,290

		5,455,688

Metal Products-Distribution - 0.0%

Olympic Steel, Inc.	5,500	82,995

Metal-Diversified - 0.1%

Luxfer Holdings PLC ADR	15,500	207,855

Miscellaneous Manufacturing - 0.8%

Hillenbrand, Inc.	5,500	174,350
John Bean Technologies Corp.	17,400	601,344
TriMas Corp.†	70,324	2,106,907

		2,882,601

MRI/Medical Diagnostic Imaging - 0.0%

RadNet, Inc.†	18,000	157,680

Networking Products - 0.2%

Fortinet, Inc.†	6,600	221,826
Ixia†	14,500	165,010
Meru Networks, Inc.†#	40,100	106,265
NeoPhotonics Corp.†	22,000	80,960

		574,061

Non-Hazardous Waste Disposal - 0.8%

Casella Waste Systems, Inc., Class A†	32,900	144,760
Waste Connections, Inc.	56,301	2,644,458

		2,789,218

Office Automation & Equipment - 0.6%

Pitney Bowes, Inc.	85,394	1,978,579

Office Furnishings-Original - 0.1%

Knoll, Inc.	21,600	458,568

Oil & Gas Drilling - 0.2%

Parsley Energy, Inc., Class A†	11,400	169,746
Precision Drilling Corp.#	80,370	489,453

		659,199

Oil Companies-Exploration & Production - 1.5%

American Eagle Energy Corp.†#	21,250	12,961
Approach Resources, Inc.†#	28,300	218,759
Bonanza Creek Energy, Inc.†	4,600	123,970
BPZ Resources, Inc.†#	60,000	14,346
Callon Petroleum Co.†	13,100	95,892
Contango Oil & Gas Co.†	700	16,471
Diamondback Energy, Inc.†	8,400	598,164
Eclipse Resources Corp†#	12,200	87,474
Escalera Resources Co.†	11,000	6,710
Evolution Petroleum Corp.	10,600	72,292
FieldPoint Petroleum Corp.†	31,900	62,524
FX Energy, Inc.†#	15,000	29,400
Gastar Exploration, Inc.†#	60,000	180,000
Goodrich Petroleum Corp.†#	55,000	246,400
Jones Energy, Inc., Class A†#	15,000	128,100
Matador Resources Co.†	19,300	418,038
Miller Energy Resources, Inc.†#	23,400	39,546
Oasis Petroleum, Inc.†#	17,300	247,909
Panhandle Oil and Gas, Inc., Class A	5,000	101,050
PetroQuest Energy, Inc.†	41,000	119,720
PostRock Energy Corp.†#	2,460	9,594
Rex Energy Corp.†#	30,000	147,000
Rice Energy, Inc.†	5,800	113,564
Rosetta Resources, Inc.†	30,758	545,339
RSP Permian, Inc.†	2,500	67,900
Seventy Seven Energy, Inc.†	33,900	162,720
Swift Energy Co.†#	35,000	109,550
Ultra Petroleum Corp.†#	81,127	1,319,936
Warren Resources, Inc.†	34,500	41,745
Yuma Energy, Inc.†	5,411	8,387

		5,345,461

Oil Field Machinery & Equipment - 0.6%

Flotek Industries, Inc.†	14,100	240,828
Forum Energy Technologies, Inc.†	68,868	1,344,992
Gulf Island Fabrication, Inc.	17,400	278,922
Mitcham Industries, Inc.†	22,400	141,344
Natural Gas Services Group, Inc.†	7,400	142,672
Thermon Group Holdings, Inc.†	6,600	161,832

		2,310,590

Oil Refining & Marketing - 0.1%

Adams Resources & Energy, Inc.	214	14,312
Trecora Resources†	14,000	202,020

		216,332

Oil-Field Services - 0.7%

C&J Energy Services, Inc.†	6,400	87,232
Enservco Corp.†#	19,000	39,900
Forbes Energy Services, Ltd.†#	17,200	18,232
Helix Energy Solutions Group, Inc.†	74,899	1,156,441
Key Energy Services, Inc.†	111,000	227,550
SEACOR Holdings, Inc.†	9,600	696,096
Tesco Corp.	16,800	178,584
TETRA Technologies, Inc.†	13,500	80,595

		2,484,630

Optical Recognition Equipment - 0.0%

Digimarc Corp.#	3,100	82,212

Paper & Related Products - 0.2%

Clearwater Paper Corp.†	7,600	464,056
Schweitzer-Mauduit International, Inc.	5,700	266,874
Wausau Paper Corp.	12,300	115,497

		846,427

Patient Monitoring Equipment - 0.0%

Insulet Corp.†	2,400	76,152
Masimo Corp.†	500	14,735

		90,887

Pharmacy Services - 0.1%

Diplomat Pharmacy, Inc.†	4,600	138,000
Liberator Medical Holdings, Inc.#	35,000	134,050

		272,050

Physicians Practice Management - 0.0%

Healthways, Inc.†	4,600	102,948

Pipelines - 1.0%

Primoris Services Corp.	72,184	1,490,600
SemGroup Corp., Class A	26,918	2,081,030

		3,571,630

Power Converter/Supply Equipment - 0.1%

Advanced Energy Industries, Inc.†	6,600	175,692
PowerSecure International, Inc.†#	15,000	166,350

		342,042

Printing-Commercial - 0.2%

ARC Document Solutions, Inc.†	10,400	87,984
Multi-Color Corp.	10,450	713,526
RR Donnelley & Sons Co.	916	17,468

		818,978

Professional Sports - 0.0%

Madison Square Garden Co., Class A†	1,800	141,030

Publishing-Books - 0.1%

Courier Corp.	7,700	187,572
Scholastic Corp.	6,849	253,481

		441,053

Publishing-Newspapers - 0.1%

AH Belo Corp., Class A	18,221	158,340
Lee Enterprises, Inc.†#	34,500	103,845

		262,185

Quarrying - 0.1%

Compass Minerals International, Inc.	4,800	435,216

Radio - 0.1%

Emmis Communications Corp., Class A†	40,500	87,075
Salem Communications Corp., Class A	10,000	74,100

		161,175

Real Estate Investment Trusts - 2.9%

Acadia Realty Trust	7,200	245,952
Associated Estates Realty Corp.	15,200	364,040
CatchMark Timber Trust, Inc., Class A	14,800	179,524
CBL & Associates Properties, Inc.	23,600	472,472
Chesapeake Lodging Trust	11,000	391,160
Colony Financial, Inc.	5,300	133,613
Cousins Properties, Inc.	154,000	1,652,420
DiamondRock Hospitality Co.	33,508	485,196
EastGroup Properties, Inc.	9,400	592,200
Equity One, Inc.	13,500	361,530
First Potomac Realty Trust	11,300	135,035
Geo Group, Inc.	48,098	2,075,429
Hudson Pacific Properties, Inc.	1,900	60,724
LaSalle Hotel Properties	51,040	1,986,477
Outfront Media, Inc.	6,793	203,450
PS Business Parks, Inc.	8,600	715,348
Retail Opportunity Investments Corp.	8,400	140,700
Urstadt Biddle Properties, Inc., Class A	7,000	159,040

		10,354,310

Real Estate Management/Services - 1.5%

Jones Lang LaSalle, Inc.	18,592	2,997,960
Kennedy-Wilson Holdings, Inc.	80,748	2,160,816
RE/MAX Holdings, Inc., Class A	2,700	88,452

		5,247,228

Real Estate Operations & Development - 0.2%

Alexander & Baldwin, Inc.	5,700	230,451
Consolidated-Tomoka Land Co.	3,100	182,373
Forestar Group, Inc.†	7,300	104,974
St. Joe Co.†#	10,400	176,696

		694,494

Recreational Vehicles - 0.5%

Brunswick Corp.	32,700	1,773,648

Recycling - 0.0%

Metalico, Inc.†#	31,700	20,288

Rental Auto/Equipment - 0.0%

Electro Rent Corp.	5,600	72,352

Retail-Apparel/Shoe - 1.3%

American Eagle Outfitters, Inc.	23,600	353,292
ANN, Inc.†	68,454	2,458,183
Burlington Stores, Inc.†	3,700	205,609
Chico’s FAS, Inc.	34,900	636,227
Christopher & Banks Corp.†	30,100	150,500
Destination Maternity Corp.	7,800	127,764
Destination XL Group, Inc.†	30,000	141,600
Express, Inc.†	24,100	333,062
Francesca’s Holdings Corp.†	12,000	179,880
Pacific Sunwear of California, Inc.†	37,200	103,788

		4,689,905

Retail-Appliances - 0.0%

hhgregg, Inc.†#	20,100	128,640

Retail-Arts & Crafts - 0.8%

Michaels Cos., Inc.†	98,723	2,783,989

Retail-Automobile - 0.6%

Penske Automotive Group, Inc.	42,188	2,081,134

Retail-Building Products - 0.0%

Tile Shop Holdings, Inc.†#	1,900	20,976

Retail-Computer Equipment - 0.0%

PC Mall, Inc.†	13,544	130,158

Retail-Convenience Store - 0.1%

Pantry, Inc.†	9,700	355,990

Retail-Discount - 0.2%

HSN, Inc.	6,200	418,934
Tuesday Morning Corp.†	15,000	284,700

		703,634

Retail-Home Furnishings - 0.5%

Kirkland’s, Inc.†	5,000	118,850
Pier 1 Imports, Inc.	100,067	1,206,808
Restoration Hardware Holdings, Inc.†	6,600	581,460

		1,907,118

Retail-Leisure Products - 0.1%

West Marine, Inc.†	17,232	193,860

Retail-Misc./Diversified - 0.1%

Five Below, Inc.†	8,100	257,053
Gaiam, Inc., Class A†	17,400	111,186

		368,239

Retail-Restaurants - 5.2%

BJ’s Restaurants, Inc.†	6,000	313,320
Bloomin’ Brands, Inc.	24,300	625,968
Brinker International, Inc.	46,800	2,782,728
Carrols Restaurant Group, Inc.†	15,000	117,750
Cheesecake Factory, Inc.	7,200	342,144
Cracker Barrel Old Country Store, Inc.	17,601	2,658,279
Denny’s Corp.†	38,000	437,380
Famous Dave’s of America, Inc.†#	6,800	208,896
Jack in the Box, Inc.	6,500	628,485
Jamba, Inc.†	520	7,873
Krispy Kreme Doughnuts, Inc.†	25,000	545,500
Luby’s, Inc.†	25,000	140,000
Papa John’s International, Inc.	50,785	3,140,544
Red Robin Gourmet Burgers, Inc.†	36,682	3,061,847
Shake Shack, Inc.†#	600	25,890
Sonic Corp.	113,590	3,611,026

		18,647,630

Retail-Sporting Goods - 0.2%

Hibbett Sports, Inc.†	4,000	195,640
Zumiez, Inc.†	13,500	524,070

		719,710

Retail-Toy Stores - 0.1%

Build-A-Bear Workshop, Inc.†	8,000	173,360

Retail-Vitamins & Nutrition Supplements - 0.5%

GNC Holdings, Inc., Class A	35,884	1,725,662

Retirement/Aged Care - 0.0%

Five Star Quality Care, Inc.†	24,000	87,360

Rubber/Plastic Products - 0.0%

Proto Labs, Inc.†#	600	42,648

Satellite Telecom - 0.2%

Iridium Communications, Inc.†#	74,765	716,249

Savings & Loans/Thrifts - 0.9%

Banc of California, Inc.#	10,000	109,200
Beneficial BanCorp., Inc.†	23,900	270,548
Capitol Federal Financial, Inc.	44,240	549,018
Clifton Bancorp, Inc.	5,600	74,256
ESSA Bancorp, Inc.	9,000	109,620
First Defiance Financial Corp.	5,800	185,658
First Niagara Financial Group, Inc.	57,900	512,994
Fox Chase Bancorp, Inc.	5,000	81,800
Hampden Bancorp, Inc.	7,500	158,025
Home Bancorp, Inc.	6,600	140,712
Lake Shore Bancorp, Inc.	10,000	133,800
Louisiana Bancorp, Inc.	5,700	119,415
Meridian Bancorp, Inc.†	9,400	116,466
Meta Financial Group, Inc.	5,200	185,484
Naugatuck Valley Financial Corp.†	9,500	84,835
Oneida Financial Corp.	6,000	117,240
Pacific Premier Bancorp, Inc.†	6,000	94,680
Territorial Bancorp, Inc.	4,000	86,080
United Community Financial Corp.	26,500	138,065
Westfield Financial, Inc.	16,000	115,680

		3,383,576

Schools - 0.1%

Learning Tree International, Inc.†	14,700	24,843
Lincoln Educational Services Corp.	20,000	58,400
Universal Technical Institute, Inc.	15,500	152,520

		235,763

Seismic Data Collection - 0.0%

Dawson Geophysical Co.†	15,664	82,079

Semiconductor Components-Integrated Circuits - 1.1%

Integrated Device Technology, Inc.†	99,831	2,060,512
Pericom Semiconductor Corp.	7,000	109,200
Power Integrations, Inc.	33,772	1,852,732

		4,022,444

Semiconductor Equipment - 0.8%

Cascade Microtech, Inc.†	15,400	207,900
Entegris, Inc.†	154,289	2,069,015
Mattson Technology, Inc.†	34,500	164,910
Ultra Clean Holdings, Inc.†	14,700	121,422
Veeco Instruments, Inc.†	8,400	256,116

		2,819,363

Steel Pipe & Tube - 0.2%

Mueller Water Products, Inc., Class A	32,400	296,784
Valmont Industries, Inc.#	2,300	286,695

		583,479

Steel-Producers - 0.1%

Friedman Industries, Inc.	10,000	64,800
Ryerson Holding Corp†#	10,400	63,232
Schnitzer Steel Industries, Inc., Class A	2,700	42,390
Worthington Industries, Inc.	9,500	256,500

		426,922

Storage/Warehousing - 0.8%

Mobile Mini, Inc.	67,765	2,811,570

Telecom Equipment-Fiber Optics - 0.6%

Ciena Corp.†	3,600	75,312
Finisar Corp.†#	90,793	1,907,561
KVH Industries, Inc.†	14,357	184,200

		2,167,073

Telecom Services - 0.1%

Allot Communications, Ltd.†#	12,000	112,440
Consolidated Communications Holdings, Inc.	1	21
Hawaiian Telcom Holdco, Inc.†	5,000	130,000
Premiere Global Services, Inc.†	3,390	33,019
Straight Path Communications, Inc., Class B†#	5,950	121,082

		396,562

Telecommunication Equipment - 0.8%

ADTRAN, Inc.	19,400	417,682
ARRIS Group, Inc.†	71,629	2,104,460
Aware, Inc.	14,500	65,540
ShoreTel, Inc.†	20,000	149,000
Westell Technologies, Inc., Class A†	41,700	59,631

		2,796,313

Telephone-Integrated - 0.0%

Alaska Communications Systems Group, Inc.†#	77,000	129,360

Textile-Apparel - 0.0%

Cherokee, Inc.	6,400	116,800

Textile-Products - 0.1%

Culp, Inc.	12,300	267,402
Dixie Group, Inc.†#	10,000	88,200

		355,602

Theaters - 0.0%

National CineMedia, Inc.	3,200	48,768

Therapeutics - 0.1%

Akebia Therapeutics, Inc.†	11,400	105,564
Egalet Corp.†#	25,000	375,250

		480,814

Transactional Software - 0.6%

Bottomline Technologies de, Inc.†	79,493	2,104,975

Transport-Equipment & Leasing - 0.1%

General Finance Corp.†#	10,034	93,216
Willis Lease Finance Corp.†	10,000	213,400

		306,616

Transport-Marine - 0.5%

Horizon North Logistics, Inc.	18,800	34,288
Scorpio Tankers, Inc.	219,194	1,898,220

		1,932,508

Transport-Services - 0.1%

Matson, Inc.	4,800	189,456
Radiant Logistics, Inc.†	25,000	115,250
UTi Worldwide, Inc.†#	11,100	145,188
XPO Logistics, Inc.†	1	44

		449,938

Transport-Truck - 3.3%

Celadon Group, Inc.	104,154	2,734,042
Heartland Express, Inc.	98,973	2,491,150
Knight Transportation, Inc.	23,275	769,472
Landstar System, Inc.	40,262	2,827,198
Old Dominion Freight Line, Inc.†	38,358	2,996,527
Saia, Inc.†	4,000	184,120

		12,002,509

Vitamins & Nutrition Products - 0.1%

Nutraceutical International Corp.†	8,200	134,316
Omega Protein Corp.†	9,000	96,120

		230,436

Water - 0.0%

Artesian Resources Corp., Class A	7,400	160,728

Web Hosting/Design - 0.0%

Endurance International Group Holdings, Inc.†#	6,900	128,478

Wire & Cable Products - 0.7%

Belden, Inc.	26,643	2,365,366
Encore Wire Corp.	3,600	134,244

		2,499,610

Wireless Equipment - 0.2%

Aruba Networks, Inc.†	16,300	404,403
CalAmp Corp.†#	9,500	181,925
ID Systems, Inc.†#	22,000	141,900
Tessco Technologies, Inc.	5,900	131,865

		860,093

Total Common Stocks
(cost $262,090,464)		351,173,716

CONVERTIBLE PREFERRED SECURITIES - 0.1%
Computers-Integrated Systems - 0.0%

Apptio Inc. Series D†(5)(6)(7)	5,641	129,179

Data Processing/Management - 0.1%

Cloudera, Inc. Series F†(5)(6)(7)	6,715	204,230

Enterprise Software/Service - 0.0%

Plex Systems, Inc. Series B†(5)(6)(7)	50,422	115,683

Internet Infrastructure Software - 0.0%

MongoDB, Inc.†(5)(6)(7)	4,475	74,841

Oil Companies-Exploration & Production - 0.0%

GeoMet, Inc. 9.60%†(1)(2)	4,595	11,625

Total Convertible Preferred Securities
(cost $416,434)		535,558

WARRANTS† - 0.0%
Oil Companies-Exploration & Production - 0.0%

FieldPoint Petroleum Corp. Expires 03/23/2018 (strike price $4.00) (cost $19,492)	31,900	8,613

Total Long-Term Investment Securities
(cost $262,526,390)		351,717,887

SHORT-TERM INVESTMENT SECURITIES - 6.3%
Registered Investment Companies - 5.7%

State Street Navigator Securities Lending Prime Portfolio(3)	19,488,491	19,488,491

T. Rowe Price Reserve Investment Fund	1,117,343	1,117,343

		20,605,834

Time Deposits - 0.6%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/02/2015	$2,086,000	2,086,000

Total Short-Term Investment Securities
(cost $22,691,834)		22,691,834

TOTAL INVESTMENTS
(cost $285,218,224)(4)	103.9%	374,409,721
Liabilities in excess of other assets	(3.9)	(14,097,669)

NET ASSETS	100.0%	$360,312,052

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of February 28, 2015.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	At February 28, 2015, the Fund had loaned securities with a total value of $18,935,691. This was secured by collateral of $19,488,491, which was received in cash and subsequently invested in short-term investments currently value at $19,488,491 as reported in the portfolio of investments. The remaining collateral of $145,941 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2015
United States Treasury Bills	zero coupon	11/12/2015 to 01/07/2016	$8,028
United States Treasury Notes/Bonds	zero coupon to 6.00%	03/31/2015 to 05/15/2044	137,913

(4)	See Note 5 for cost of investments on a tax basis.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2015, the Small Cap Fund held the following restricted securities:

Name	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value per Share	Value of Net Assets
Common Stock
Survey Monkey, Inc.	11/25/2014	5,062	$83,270	$83,270	$16.45	0.00%

Convertible Preferred Securities
Apptio, Inc Series D	03/09/2012	5,641	101,069	129,179	22.90	0.10
Cloudera, Inc. Series F	02/05/2014	6,715	97,770	204,230	30.41	0.10
MongoDB, Inc.	10/02/2013	4,475	74,840	74,841	16.72	0.00
Plex Systems, Inc. Series B	06/09/2014	50,422	115,683	115,683	2.29	0.00

				$607,203		0.20%

(6)	Fair valued security. Securities are classified as level 3 based on the securities Valuation inputs; see Note 1.
(7)	Illiquid security. At February 28, 2015, the aggregate value of these securities was $607,203 representing 0.2% of net assets.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stock
Internet Infrastructure Software	$146,973	$—	$83,270	$230,243
Other Industries	350,943,473	—	—	350,943,473
Convertible Preferred Securities
Oil Companies - Exploration & Production	11,625	—	—	11,625
Other Industries	—	—	523,933	523,933
Warrants	8,613	—	—	8,613
Short-Term Investment Securities:
Registered Investment Companies	20,605,834	—	—	20,605,834
Time Deposits	—	2,086,000	—	2,086,000

Total Investments at Value	$371,716,518	$2,086,000	$607,203	$374,409,721

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.4%
Advertising Agencies - 0.1%

MDC Partners, Inc., Class A	26,094	$678,966
Tremor Video, Inc.†#	21,795	52,962

		731,928

Advertising Services - 0.0%

Marchex, Inc., Class B	20,178	83,335
Marin Software, Inc.†	16,183	106,484
Millennial Media, Inc.†#	46,313	73,175
Sizmek, Inc.†	13,538	106,950

		369,944

Aerospace/Defense - 0.5%

Aerovironment, Inc.†	11,703	320,779
Cubic Corp.	12,658	661,634
Esterline Technologies Corp.†	19,547	2,303,614
Kratos Defense & Security Solutions, Inc.†	27,464	158,467
National Presto Industries, Inc.#	2,969	180,040
Teledyne Technologies, Inc.†	23,058	2,324,938

		5,949,472

Aerospace/Defense-Equipment - 0.9%

AAR Corp.	24,313	714,802
Astronics Corp.†	11,570	804,809
Astronics Corp., Class B†	2,005	139,348
Curtiss-Wright Corp.	29,609	2,149,021
Ducommun, Inc.†	6,670	165,950
Erickson, Inc.†#	3,719	22,872
GenCorp, Inc.†	36,744	709,159
HEICO Corp.	40,858	2,421,245
Kaman Corp.	16,827	698,320
LMI Aerospace, Inc.†	6,608	94,098
Moog, Inc., Class A†	25,435	1,919,325
SIFCO Industries, Inc.	1,558	32,329

		9,871,278

Agricultural Biotech - 0.0%

Marrone Bio Innovations, Inc.†#	8,547	29,915

Agricultural Chemicals - 0.1%

Intrepid Potash, Inc.†#	34,266	483,836
Rentech, Inc.†	139,913	191,681

		675,517

Agricultural Operations - 0.1%

Alico, Inc.	1,786	81,567
Andersons, Inc.	17,327	767,066
Limoneira Co.	6,879	143,771
Tejon Ranch Co.†	8,315	204,383

		1,196,787

Airlines - 0.5%

Allegiant Travel Co.	8,480	1,557,098
Hawaiian Holdings, Inc.†	27,683	512,412
JetBlue Airways Corp.†#	152,752	2,625,807
Republic Airways Holdings, Inc.†	30,588	393,667
SkyWest, Inc.	31,395	458,995
Virgin America, Inc.†	9,424	330,217

		5,878,196

Apparel Manufacturers - 0.3%

Columbia Sportswear Co.	16,876	943,200
G-III Apparel Group, Ltd.†	11,792	1,240,872
Oxford Industries, Inc.	8,933	491,583
Quiksilver, Inc.†#	83,453	175,251
Sequential Brands Group, Inc.†	10,371	105,058
Vince Holding Corp.†	6,866	156,064

		3,112,028

Appliances - 0.1%

iRobot Corp.†#	18,114	595,045

Applications Software - 1.1%

Brightcove, Inc.†	19,720	154,013
Callidus Software, Inc.†	29,879	426,971
Constant Contact, Inc.†	19,287	797,132
Cvent, Inc.†	11,022	319,087
Dealertrack Technologies, Inc.†	32,921	1,309,268
Demandware, Inc.†	18,459	1,166,424
Ebix, Inc.#	18,813	494,406
Epiq Systems, Inc.	19,089	335,966
Five9, Inc.†	7,492	29,219
Globant SA†	4,133	68,980
HubSpot, Inc.†#	3,533	145,171
Imperva, Inc.†	13,585	626,268
inContact, Inc.†	37,307	436,865
Infoblox, Inc.†	33,102	769,621
Jive Software, Inc.†	26,149	132,314
Park City Group, Inc.†#	5,862	74,565
Paycom Software, Inc.†#	4,004	127,648
PDF Solutions, Inc.†	18,753	340,179
Progress Software Corp.†	31,562	862,905
RealPage, Inc.†	31,826	643,840
Tangoe, Inc.†	23,768	294,961
Verint Systems, Inc.†	36,750	2,237,156

		11,792,959

Athletic Equipment - 0.0%

Black Diamond, Inc.†	13,971	101,290
Nautilus, Inc.†	19,163	292,427

		393,717

Auction Houses/Art Dealers - 0.1%

Sotheby’s	37,439	1,645,444

Audio/Video Products - 0.2%

Daktronics, Inc.	23,199	237,326
DTS, Inc.†	10,426	307,254
Skullcandy, Inc.†	12,249	127,512
TiVo, Inc.†	63,021	704,575
Universal Electronics, Inc.†	9,778	552,555
VOXX International Corp.†	11,964	102,890

		2,032,112

Auto Repair Centers - 0.1%

Monro Muffler Brake, Inc.#	19,361	1,224,390

Auto-Truck Trailers - 0.1%

Wabash National Corp.†	42,345	620,354

Auto/Truck Parts & Equipment-Original - 0.9%

Accuride Corp.†	23,646	127,452
American Axle & Manufacturing Holdings, Inc.†	41,570	1,035,924
Cooper-Standard Holding, Inc.†	8,408	455,798
Dana Holding Corp.	104,089	2,274,345

Federal-Mogul Holdings Corp.†	17,711	231,483
Fuel Systems Solutions, Inc.†	8,702	94,330
Gentherm, Inc.†	21,674	1,006,757
Meritor, Inc.†	60,120	859,115
Miller Industries, Inc.	6,944	153,879
Modine Manufacturing Co.†	29,285	379,533
Spartan Motors, Inc.	21,178	105,466
Strattec Security Corp.	2,131	144,929
Superior Industries International, Inc.	14,509	281,765
Tenneco, Inc.†	37,408	2,178,642
Titan International, Inc.#	27,067	270,129
Tower International, Inc.†	12,657	342,625

		9,942,172

Auto/Truck Parts & Equipment-Replacement - 0.2%

Commercial Vehicle Group, Inc.†	16,256	93,147
Dorman Products, Inc.†#	16,604	732,402
Douglas Dynamics, Inc.	13,685	308,323
Motorcar Parts of America, Inc.†	10,966	287,858
Remy International, Inc.	8,775	200,684
Standard Motor Products, Inc.	12,167	510,041

		2,132,455

B2B/E-Commerce - 0.0%

Covisint Corp.†	23,524	58,810
ePlus, Inc.†	3,202	266,310
Global Sources, Ltd.†	9,351	51,431
TechTarget, Inc.†	10,185	123,646

		500,197

Banks-Commercial - 6.8%

1st Source Corp.	9,215	284,467
American National Bankshares, Inc.	4,857	109,720
Ameris Bancorp	15,458	404,536
Ames National Corp.	5,064	124,878
Arrow Financial Corp.	6,716	179,317
BancFirst Corp.	4,373	259,669
Bancorp, Inc.†	20,322	189,807
BancorpSouth, Inc.	59,007	1,321,167
Bank of Kentucky Financial Corp.	3,859	183,380
Bank of Marin Bancorp	3,633	182,268
Bank of the Ozarks, Inc.	52,264	1,912,862
Banner Corp.	12,028	525,142
BBCN Bancorp, Inc.	48,843	671,591
Blue Hills Bancorp, Inc.†	17,491	225,109
BNC Bancorp	12,261	198,873
Bridge Bancorp, Inc.	7,144	177,386
Bridge Capital Holdings†	6,030	129,645
Bryn Mawr Bank Corp.	8,406	251,676
C1 Financial, Inc.†	1,999	33,263
Camden National Corp.	4,559	173,698
Capital Bank Financial Corp., Class A†	14,076	373,718
Capital City Bank Group, Inc.	6,538	101,143
Cardinal Financial Corp.	19,639	384,335
Cascade Bancorp†	19,069	92,294
Cass Information Systems, Inc.	7,085	355,667
Cathay General Bancorp Class B	48,922	1,263,655
Centerstate Banks, Inc.	21,837	256,148
Central Pacific Financial Corp.	10,520	241,329
Century Bancorp, Inc., Class A	2,141	82,942
Chemical Financial Corp.	20,130	607,523
Citizens & Northern Corp.	7,638	147,032
City Holding Co.	9,647	445,209
CNB Financial Corp.	8,888	150,296
CoBiz Financial, Inc.	22,025	248,662
Columbia Banking System, Inc.	35,291	994,500
Community Bank System, Inc.	24,996	887,858
Community Trust Bancorp, Inc.	9,602	313,409
CommunityOne Bancorp†	7,106	71,415
ConnectOne Bancorp, Inc.	13,895	253,723
CU Bancorp†	6,133	126,646
Customers Bancorp, Inc.†	15,698	347,554
CVB Financial Corp.	65,069	1,018,330
Eagle Bancorp, Inc.†	16,173	600,827
Enterprise Bancorp, Inc.	4,594	97,393
Enterprise Financial Services Corp.	12,138	244,217
Fidelity Southern Corp.	10,176	160,679
Financial Institutions, Inc.	8,511	191,668
First Bancorp	12,101	212,736
First BanCorp†	64,049	422,083
First Bancorp, Inc.	5,894	97,840
First Busey Corp.	44,545	281,970
First Business Financial Services, Inc.	2,424	112,716
First Citizens BancShares, Inc., Class A	4,650	1,172,962
First Commonwealth Financial Corp.	57,778	489,957
First Community Bancshares, Inc.	10,060	161,765
First Connecticut Bancorp, Inc.	9,926	147,500
First Financial Bancorp	35,459	618,050
First Financial Bankshares, Inc.#	39,349	1,033,698
First Financial Corp.	7,054	237,367
First Interstate BancSystem, Inc.	11,123	293,536
First Merchants Corp.	22,135	499,366
First Midwest Bancorp, Inc.	46,248	790,841
First NBC Bank Holding Co.†	9,175	300,206
First of Long Island Corp.	7,418	182,038
FirstMerit Corp.	101,600	1,844,040
FNB Corp.	106,678	1,368,679
German American Bancorp, Inc.	8,117	233,039
Glacier Bancorp, Inc.	45,756	1,111,413
Great Southern Bancorp, Inc.	6,363	238,103
Great Western Bancorp, Inc.	11,305	260,015
Green Bancorp, Inc.†	2,880	32,458
Guaranty Bancorp	9,057	137,938
Hampton Roads Bankshares, Inc.†	20,941	34,134
Hancock Holding Co.	50,559	1,479,862
Hanmi Financial Corp.	19,565	386,017
Heartland Financial USA, Inc.	9,665	296,812
Heritage Commerce Corp.	12,793	107,205
Heritage Financial Corp.	18,548	298,994
Heritage Oaks Bancorp	13,779	106,098
Home BancShares, Inc.	33,266	1,052,869
Horizon Bancorp	5,654	127,780
Hudson Valley Holding Corp.	9,052	235,261
Iberiabank Corp.	19,308	1,218,721
Independent Bank Corp.	14,086	179,596

Independent Bank Corp.	14,685	614,127
International Bancshares Corp.	33,417	827,405
Lakeland Bancorp, Inc.	23,295	253,217
Lakeland Financial Corp.	10,160	396,646
LegacyTexas Financial Group, Inc.	24,545	564,535
Macatawa Bank Corp.	16,095	86,913
MainSource Financial Group, Inc.	12,551	234,829
MB Financial, Inc.	40,803	1,272,646
Mercantile Bank Corp.	10,339	196,544
Merchants Bancshares, Inc.	3,165	91,880
Metro Bancorp, Inc.	8,712	220,152
MidSouth Bancorp, Inc.	5,120	73,011
MidWestOne Financial Group, Inc.	4,288	123,323
National Bankshares, Inc.	4,269	124,057
National Penn Bancshares, Inc.	76,170	817,304
NBT Bancorp, Inc.	26,844	644,524
NewBridge Bancorp	20,658	171,461
Northrim BanCorp, Inc.	4,195	99,212
OFG Bancorp	27,657	482,615
Old Line Bancshares, Inc.	5,148	75,161
Old National Bancorp	72,356	1,019,496
Opus Bank	3,150	91,760
Pacific Continental Corp.	11,048	150,142
Palmetto Bancshares, Inc.	2,748	45,727
Park National Corp.	7,864	669,384
Park Sterling Corp.	27,443	186,612
Peapack Gladstone Financial Corp.	7,394	145,292
Penns Woods Bancorp, Inc.	2,962	136,963
Peoples Bancorp, Inc.	8,385	199,060
Peoples Financial Services Corp.#	4,638	192,245
Pinnacle Financial Partners, Inc.	21,854	917,868
Preferred Bank	7,207	194,229
PrivateBancorp, Inc.	44,009	1,528,433
Prosperity Bancshares, Inc.	42,846	2,216,424
Renasant Corp.	19,345	550,946
Republic Bancorp, Inc., Class A	6,092	145,660
Republic First Bancorp, Inc.†	19,006	63,100
S&T Bancorp, Inc.	18,259	517,277
Sandy Spring Bancorp, Inc.	15,397	396,935
Seacoast Banking Corp. of Florida†	11,914	157,265
ServisFirst Bancshares, Inc.	1,152	37,025
Sierra Bancorp	7,461	120,719
Simmons First National Corp., Class A	10,023	410,442
South State Corp.	14,822	1,000,930
Southside Bancshares, Inc.	17,896	513,794
Southwest Bancorp, Inc.	12,160	202,586
Square 1 Financial, Inc., Class A†	4,234	117,197
State Bank Financial Corp.	19,738	402,655
Stock Yards Bancorp, Inc.	9,009	299,099
Stonegate Bank	6,116	177,914
Suffolk Bancorp	7,111	159,998
Sun Bancorp, Inc./NJ†	5,212	96,683
Susquehanna Bancshares, Inc.	115,285	1,545,972
Talmer Bancorp, Inc., Class A	10,998	155,402
Texas Capital Bancshares, Inc.†	28,080	1,303,754
Tompkins Financial Corp.	9,129	474,252
Towne Bank	26,488	410,564
TriCo Bancshares	13,869	331,469
TriState Capital Holdings, Inc.†	13,567	131,464
Triumph Bancorp, Inc.†	4,734	59,932
TrustCo Bank Corp.	58,166	393,202
Trustmark Corp.	41,438	955,146
UMB Financial Corp.	23,183	1,194,852
Umpqua Holdings Corp.	102,368	1,693,167
Union Bankshares Corp.	28,431	621,786
United Bankshares, Inc.#	42,443	1,589,490
United Community Banks, Inc.	30,730	584,485
Univest Corp. of Pennsylvania	9,980	189,520
Valley National Bancorp	139,326	1,337,530
Washington Trust Bancorp, Inc.	9,024	338,851
Webster Financial Corp.	55,494	1,916,208
WesBanco, Inc.	20,105	658,238
West Bancorporation, Inc.	9,822	172,081
Westamerica Bancorporation#	16,165	696,227
Western Alliance Bancorp†	46,360	1,316,160
Wilshire Bancorp, Inc.	43,164	410,490
Wintrust Financial Corp.	28,597	1,346,633
Yadkin Financial Corp.†	12,496	240,548

		75,901,136

Banks-Fiduciary - 0.1%

Boston Private Financial Holdings, Inc.	49,160	616,958

Banks-Mortgage - 0.0%

Walker & Dunlop, Inc.†	11,381	182,437

Banks-Super Regional - 0.0%

Independent Bank Group, Inc.	5,618	202,641

Batteries/Battery Systems - 0.2%

EnerSys	28,830	1,882,599

Beverages-Non-alcoholic - 0.0%

Coca-Cola Bottling Co. Consolidated	2,861	298,660
National Beverage Corp.†	7,011	157,116

		455,776

Bicycle Manufacturing - 0.0%

Fox Factory Holding Corp.†	6,866	102,303

Brewery - 0.1%

Boston Beer Co., Inc., Class A†	5,121	1,370,380
Craft Brew Alliance, Inc.†	6,753	84,412

		1,454,792

Broadcast Services/Program - 0.1%

Crown Media Holdings, Inc., Class A†	21,308	73,086
Hemisphere Media Group, Inc.†#	5,136	64,611
Nexstar Broadcasting Group, Inc., Class A	18,815	1,025,982
World Wrestling Entertainment, Inc., Class A#	18,270	300,359

		1,464,038

Building & Construction Products-Misc. - 0.6%

Aspen Aerogels, Inc.†#	3,459	27,430
Builders FirstSource, Inc.†	28,058	169,190
Drew Industries, Inc.†	14,517	856,358
Gibraltar Industries, Inc.†	18,954	277,866

Louisiana-Pacific Corp.†	86,717	1,459,447
NCI Building Systems, Inc.†	17,243	290,372
Nortek, Inc.†	5,604	435,150
Patrick Industries, Inc.†	5,010	276,802
Ply Gem Holdings, Inc.†	13,120	180,138
Quanex Building Products Corp.	23,034	451,236
Simpson Manufacturing Co., Inc.	25,395	919,299
Stock Building Supply Holdings, Inc.†	8,957	139,102
Trex Co., Inc.†	20,642	1,039,325

		6,521,715

Building & Construction-Misc. - 0.2%

Aegion Corp.†	23,335	422,130
Comfort Systems USA, Inc.	23,148	432,868
Dycom Industries, Inc.†	20,859	925,097
Layne Christensen Co.†#	12,186	79,209
MYR Group, Inc.†	13,093	361,890

		2,221,194

Building Products-Air & Heating - 0.1%

AAON, Inc.	25,956	584,270

Building Products-Cement - 0.1%

Continental Building Products, Inc.†	7,199	150,171
Headwaters, Inc.†	45,127	740,985
US Concrete, Inc.†	8,716	265,838

		1,156,994

Building Products-Doors & Windows - 0.2%

Apogee Enterprises, Inc.	17,885	820,027
Griffon Corp.	24,491	399,693
Masonite International Corp.†	18,083	1,109,211
PGT, Inc.†	29,026	295,195

		2,624,126

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.	13,235	104,159

Building Products-Wood - 0.1%

Boise Cascade Co.†	24,212	862,189
Universal Forest Products, Inc.	12,319	665,842

		1,528,031

Building-Heavy Construction - 0.2%

Granite Construction, Inc.	24,025	795,708
MasTec, Inc.†	40,203	887,280
Orion Marine Group, Inc.†	16,844	171,809
Sterling Construction Co., Inc.†	11,535	31,837
Tutor Perini Corp.†	22,900	532,883

		2,419,517

Building-Maintenance & Services - 0.1%

ABM Industries, Inc.	34,325	1,067,164

Building-Mobile Home/Manufactured Housing - 0.1%

Cavco Industries, Inc.†	5,432	389,257
Winnebago Industries, Inc.#	16,737	388,466

		777,723

Building-Residential/Commercial - 0.7%

AV Homes, Inc.†	6,941	105,087
Beazer Homes USA, Inc.†	16,419	279,780
Century Communities, Inc.†#	2,458	45,596
Hovnanian Enterprises, Inc., Class A†#	71,738	268,300
Installed Building Products, Inc.†	5,264	91,804
KB Home#	51,456	717,811
LGI Homes, Inc.†#	8,785	124,396
M/I Homes, Inc.†	15,034	327,290
MDC Holdings, Inc.#	23,990	652,048
Meritage Homes Corp.†	24,033	1,069,709
New Home Co., Inc.†	5,153	74,822
Ryland Group, Inc.	28,827	1,311,628
Standard Pacific Corp.†	88,950	777,423
TRI Pointe Homes, Inc.†	90,052	1,430,026
UCP, Inc., Class A†	4,805	43,725
WCI Communities, Inc.†	7,204	172,320
William Lyon Homes, Class A†	10,781	244,621

		7,736,386

Capacitors - 0.0%

Kemet Corp.†	27,872	127,375

Casino Hotels - 0.1%

Boyd Gaming Corp.†	47,644	657,964
Caesars Entertainment Corp.†#	31,504	333,942
Monarch Casino & Resort, Inc.†	5,843	106,343

		1,098,249

Casino Services - 0.0%

Scientific Games Corp., Class A†#	31,144	420,755

Cellular Telecom - 0.0%

Comverse, Inc.†	13,771	247,052
Leap Wireless CVR(1)(2)	35,827	0
NTELOS Holdings Corp.	10,410	47,053
Vringo, Inc.†#	43,899	30,628

		324,733

Chemicals-Diversified - 0.5%

Aceto Corp.	17,653	377,951
Axiall Corp.	42,964	1,989,663
Innophos Holdings, Inc.	13,482	756,745
Innospec, Inc.	14,984	661,843
Koppers Holdings, Inc.	12,568	202,596
Olin Corp.	48,546	1,361,230

		5,350,028

Chemicals-Other - 0.0%

American Vanguard Corp.#	17,665	199,085

Chemicals-Plastics - 0.3%

A. Schulman, Inc.	17,945	764,098
Landec Corp.†	16,455	229,712
PolyOne Corp.	57,834	2,298,323

		3,292,133

Chemicals-Specialty - 1.1%

Balchem Corp.	18,689	1,101,156
Calgon Carbon Corp.	32,736	675,344
Chemtura Corp.†	52,349	1,374,161
Ferro Corp.†	44,066	561,841

H.B. Fuller Co.	30,782	1,375,955
Hawkins, Inc.	6,521	254,254
KMG Chemicals, Inc.	5,904	127,940
Kraton Performance Polymers, Inc.†	20,140	406,425
Minerals Technologies, Inc.	21,188	1,551,597
Oil-Dri Corp. of America	3,003	91,201
OM Group, Inc.	19,730	568,027
OMNOVA Solutions, Inc.†	29,101	231,935
Quaker Chemical Corp.	8,127	659,750
Sensient Technologies Corp.	30,390	1,933,108
Stepan Co.	11,814	485,319
Tronox, Ltd., Class A	37,762	817,170
Zep, Inc.	14,125	234,899

		12,450,082

Circuit Boards - 0.1%

Multi-Fineline Electronix, Inc.†	5,504	102,539
Park Electrochemical Corp.	12,831	278,561
TTM Technologies, Inc.†	33,254	292,968

		674,068

Coal - 0.2%

Alpha Natural Resources, Inc.†#	136,005	172,726
Arch Coal, Inc.†#	130,434	170,869
Cloud Peak Energy, Inc.†	37,438	310,361
Hallador Energy Co.	6,374	79,930
SunCoke Energy, Inc.	40,685	742,501
Walter Energy, Inc.#	40,446	39,030
Westmoreland Coal Co.†	9,219	259,976

		1,775,393

Coatings/Paint - 0.0%

Kronos Worldwide, Inc.	12,869	157,774

Coffee - 0.0%

Farmer Bros. Co.†	4,591	111,240

Commercial Services - 0.5%

Care.com, Inc.†#	4,036	32,248
Collectors Universe, Inc.	4,238	96,499
Healthcare Services Group, Inc.	43,176	1,449,418
HMS Holdings Corp.†	53,867	944,827
Medifast, Inc.†	7,411	234,484
National Research Corp., Class A	6,100	84,790
Nutrisystem, Inc.	17,687	304,393
Performant Financial Corp.†	18,293	96,038
PHH Corp.†	31,237	758,435
Providence Service Corp.†	7,081	325,726
RPX Corp.†	32,573	474,914
ServiceSource International, Inc.†#	42,052	156,434
SFX Entertainment, Inc.†#	27,147	129,220
SP Plus Corp.†	9,448	213,619
Team, Inc.†	12,562	482,381
Weight Watchers International, Inc.†#	17,011	192,735

		5,976,161

Commercial Services-Finance - 0.8%

Cardtronics, Inc.†	27,331	1,000,041
CBIZ, Inc.†	25,512	225,526
Euronet Worldwide, Inc.†	31,311	1,769,071
EVERTEC, Inc.	40,355	841,402
Global Cash Access Holdings, Inc.†	40,452	287,614
Green Dot Corp., Class A†	19,126	296,644
Heartland Payment Systems, Inc.	22,020	1,079,641
LendingTree, Inc.†	3,929	208,394
Liberty Tax, Inc.†	2,341	66,531
MoneyGram International, Inc.†	17,927	152,290
PRGX Global, Inc.†	16,992	85,130
WEX, Inc.†	23,810	2,547,432
Xoom Corp.†#	18,994	323,848

		8,883,564

Communications Software - 0.1%

Audience, Inc.†#	8,604	41,988
BroadSoft, Inc.†	17,564	552,563
Digi International, Inc.†	15,590	164,942
Mavenir Systems, Inc.†	7,100	103,447
Seachange International, Inc.†	20,193	152,457

		1,015,397

Computer Aided Design - 0.2%

Aspen Technology, Inc.†	56,573	2,184,001

Computer Data Security - 0.1%

A10 Networks, Inc.†#	7,814	33,834
Qualys, Inc.†	12,356	568,747
Varonis Systems, Inc.†	3,273	101,103

		703,684

Computer Graphics - 0.1%

Monotype Imaging Holdings, Inc.	24,285	777,363

Computer Services - 1.6%

Barracuda Networks, Inc.†	4,873	185,612
CACI International, Inc., Class A†	14,437	1,260,206
Carbonite, Inc.†	10,877	163,916
Ciber, Inc.†	47,704	187,000
Computer Task Group, Inc.	9,252	70,593
Convergys Corp.	62,350	1,393,522
Engility Holdings, Inc.	10,787	389,411
EPAM Systems, Inc.†	21,876	1,349,312
ExlService Holdings, Inc.†	20,076	700,652
Fleetmatics Group PLC†#	22,944	945,522
IGATE Corp.†	22,604	967,451
Insight Enterprises, Inc.†	25,152	661,498
KEYW Holding Corp.†#	20,098	175,455
LivePerson, Inc.†	33,303	384,150
Luxoft Holding, Inc.†	4,818	244,273
Manhattan Associates, Inc.†	46,568	2,321,415
MAXIMUS, Inc.	41,596	2,463,731
Science Applications International Corp.	24,426	1,335,614
Sykes Enterprises, Inc.†	24,206	562,789
Syntel, Inc.†	19,070	942,058
TeleTech Holdings, Inc.	10,777	261,881
Unisys Corp.†	31,403	710,964
Virtusa Corp.†	15,977	628,855

		18,305,880

Computer Software - 0.6%

AVG Technologies NV†	21,410	483,224
Blackbaud, Inc.	28,363	1,287,680
Cornerstone OnDemand, Inc.†#	32,655	1,043,817
Envestnet, Inc.†	20,922	1,127,277
Guidance Software, Inc.†#	10,949	64,271
SS&C Technologies Holdings, Inc.	41,854	2,539,701

		6,545,970

Computers - 0.0%

Silicon Graphics International Corp.†#	21,233	195,981

Computers-Integrated Systems - 0.4%

Agilysys, Inc.†	9,005	89,060
Cray, Inc.†	25,002	746,810
Maxwell Technologies, Inc.†#	18,391	138,668
Mercury Systems, Inc.†	20,432	347,753
MTS Systems Corp.	9,303	674,002
NetScout Systems, Inc.†	22,392	902,845
Silver Spring Networks, Inc.†#	21,513	211,688
Super Micro Computer, Inc.†	21,206	852,057

		3,962,883

Computers-Memory Devices - 0.2%

Datalink Corp.†	12,102	137,479
Dot Hill Systems Corp.†	36,860	149,652
Nimble Storage, Inc.†#	5,690	143,729
Quantum Corp.†	134,772	219,678
Spansion, Inc., Class A†	37,094	1,338,352
Violin Memory, Inc.†#	49,256	193,576

		2,182,466

Computers-Other - 0.0%

ExOne Co.†#	6,098	92,263

Computers-Periphery Equipment - 0.3%

Electronics for Imaging, Inc.†	28,623	1,162,094
Immersion Corp.†	17,416	144,901
Synaptics, Inc.†	22,133	1,902,331

		3,209,326

Computers-Voice Recognition - 0.0%

Vocera Communications, Inc.†	13,875	144,022

Consulting Services - 0.6%

Advisory Board Co.†	22,490	1,217,159
Civeo Corp.#	57,691	227,302
Corporate Executive Board Co.	20,767	1,624,187
CRA International, Inc.†	6,163	185,445
Forrester Research, Inc.	6,707	252,317
Franklin Covey Co.†	6,729	120,449
FTI Consulting, Inc.†	25,102	925,511
Hackett Group, Inc.	15,411	135,771
Hill International, Inc.†	18,400	66,240
Huron Consulting Group, Inc.†	14,470	964,425
ICF International, Inc.†	12,254	513,443
Information Services Group, Inc.	20,064	78,450
Navigant Consulting, Inc.†	30,199	422,484
Pendrell Corp.†	100,790	114,901

		6,848,084

Consumer Products-Misc. - 0.3%

Central Garden and Pet Co., Class A†	26,540	256,907
CSS Industries, Inc.	5,711	165,048
Helen of Troy, Ltd.†	17,570	1,346,213
Tumi Holdings, Inc.†	31,121	727,920
WD-40 Co.	9,203	747,284

		3,243,372

Containers-Paper/Plastic - 0.6%

AEP Industries, Inc.†	2,502	126,751
Berry Plastics Group, Inc.†	55,251	1,895,662
Graphic Packaging Holding Co.	200,888	3,031,400
KapStone Paper and Packaging Corp.	51,964	1,790,679
UFP Technologies, Inc.†	3,729	86,364

		6,930,856

Cosmetics & Toiletries - 0.1%

Elizabeth Arden, Inc.†#	15,907	266,442
Inter Parfums, Inc.	10,218	290,498
Revlon, Inc., Class A†	6,979	235,611

		792,551

Data Processing/Management - 0.5%

Acxiom Corp.†	47,284	945,680
Amber Road, Inc.†#	5,483	46,496
CommVault Systems, Inc.†	28,994	1,399,540
CSG Systems International, Inc.	20,947	626,525
Fair Isaac Corp.	19,754	1,681,460
Kofax, Ltd.†	45,588	310,910
Pegasystems, Inc.	21,778	430,987

		5,441,598

Decision Support Software - 0.1%

Castlight Health, Inc., Class B†#	7,955	57,992
Interactive Intelligence Group, Inc.†	10,299	437,090
QAD, Inc., Class A	3,757	80,775

		575,857

Diagnostic Equipment - 0.3%

Accelerate Diagnostics, Inc.†#	13,950	279,000
Affymetrix, Inc.†	44,699	522,978
BioTelemetry, Inc.†	16,217	156,494
Cepheid†	42,841	2,435,083
GenMark Diagnostics, Inc.†#	25,567	324,957
Oxford Immunotec Global PLC†	7,990	112,419

		3,830,931

Diagnostic Kits - 0.1%

Meridian Bioscience, Inc.	25,534	505,573
OraSure Technologies, Inc.†	34,312	245,674
Quidel Corp.†	17,515	449,785

		1,201,032

Direct Marketing - 0.0%

EVINE Live, Inc.†	26,237	166,080
Harte-Hanks, Inc.	30,250	234,438

		400,518

Disposable Medical Products - 0.1%

ICU Medical, Inc.†	8,245	733,063
Merit Medical Systems, Inc.†	26,404	517,782
Utah Medical Products, Inc.	2,310	137,214

		1,388,059

Distribution/Wholesale - 0.8%

Beacon Roofing Supply, Inc.†	30,297	909,516
Core-Mark Holding Co., Inc.	14,153	995,239
H&E Equipment Services, Inc.	19,221	470,530
Houston Wire & Cable Co.	10,914	115,798
Pool Corp.	27,721	1,917,462
Rentrak Corp.†#	6,101	334,030
ScanSource, Inc.†	17,523	637,136
Speed Commerce, Inc.†	29,972	22,182
Titan Machinery, Inc.†#	10,654	153,631
United Stationers, Inc.	24,201	977,478
Watsco, Inc.	15,873	1,860,950

		8,393,952

Diversified Manufacturing Operations - 0.8%

Actuant Corp., Class A	39,920	1,015,565
ARC Group Worldwide, Inc.†#	1,885	11,762
AZZ, Inc.	15,716	713,821
Barnes Group, Inc.	33,306	1,332,906
Blount International, Inc.†	30,391	504,187
Chase Corp.	4,139	178,267
EnPro Industries, Inc.	13,959	918,083
Fabrinet†	21,573	387,235
Federal Signal Corp.	38,635	637,091
GP Strategies Corp.†	8,121	289,839
Handy & Harman, Ltd.†	2,468	103,483
Harsco Corp.	49,611	818,085
LSB Industries, Inc.†	11,878	446,375
Lydall, Inc.†	10,455	333,096
NL Industries, Inc.†	4,179	32,847
Park-Ohio Holdings Corp.	5,392	311,388
Raven Industries, Inc.	22,384	466,483
Standex International Corp.	7,849	569,053
Tredegar Corp.	15,269	313,931

		9,383,497

Diversified Minerals - 0.1%

Ring Energy, Inc.†	12,410	117,895
United States Lime & Minerals, Inc.	1,205	81,337
US Silica Holdings, Inc.#	33,031	1,070,535

		1,269,767

Diversified Operations - 0.1%

Harbinger Group, Inc.†	51,089	629,416
Horizon Pharma PLC†#	39,986	820,913
Resource America, Inc., Class A	8,304	77,227
Tiptree Financial, Inc., Class A†#	4,814	34,998

		1,562,554

Diversified Operations/Commercial Services - 0.0%

Viad Corp.	12,560	333,594

Drug Delivery Systems - 0.3%

Antares Pharma, Inc.†#	71,727	187,208
BioDelivery Sciences International, Inc.†#	25,711	385,537
Catalent, Inc.†	30,031	839,967
Depomed, Inc.†	35,632	782,122
Heron Therapeutics, Inc.†	14,312	185,913
Nektar Therapeutics†	78,020	1,019,721
Revance Therapeutics, Inc.†#	5,285	84,824

		3,485,292

E-Commerce/Products - 0.3%

1-800-flowers.com, Inc., Class A†	15,270	190,570
Blue Nile, Inc.†	7,443	223,141
Chegg, Inc.†#	45,260	367,511
FTD Cos., Inc.†	11,634	404,863
Lands’ End, Inc.†#	10,126	371,320
Overstock.com, Inc.†	7,132	162,039
Shutterfly, Inc.†	23,671	1,136,445
Stamps.com, Inc.†	8,729	489,348

		3,345,237

E-Commerce/Services - 0.1%

Angie’s List, Inc.†#	26,798	180,619
Borderfree, Inc.†	3,671	28,303
ChannelAdvisor Corp.†#	12,719	125,791
Coupons.com, Inc.†#	7,413	72,277
GrubHub, Inc.†	5,488	230,551
Orbitz Worldwide, Inc.†	31,701	367,098
RetailMeNot, Inc.†#	18,919	329,758
TrueCar, Inc.†#	4,777	95,062
Wayfair, Inc., Class A†#	7,772	181,476
Zillow Group, Inc.†	0	54

		1,610,989

E-Marketing/Info - 0.2%

comScore, Inc.†	21,296	1,098,661
Liquidity Services, Inc.†#	15,092	149,109
Marketo, Inc.†#	15,752	440,268
New Media Investment Group, Inc.	22,437	554,194
QuinStreet, Inc.†	21,315	143,024
ReachLocal, Inc.†	8,126	24,297
Rocket Fuel, Inc.†#	11,276	110,167
Rubicon Project, Inc.†	4,863	91,570
TubeMogul, Inc.†#	2,170	29,989
YuMe, Inc.†#	11,138	62,150

		2,703,429

E-Services/Consulting - 0.0%

Cinedigm Corp., Class A†	47,016	72,875
Perficient, Inc.†	21,235	422,152

		495,027

Educational Software - 0.0%

2U, Inc.†	6,305	116,516
Rosetta Stone, Inc.†	13,043	134,343

		250,859

Electric Products-Misc. - 0.2%

GrafTech International, Ltd.†	72,216	281,642
Graham Corp.	6,189	140,057
Littelfuse, Inc.	13,831	1,387,526

		1,809,225

Electric-Distribution - 0.0%

EnerNOC, Inc.†	16,602	223,961
Spark Energy, Inc., Class A	1,843	25,710

		249,671

Electric-Generation - 0.0%

Atlantic Power Corp.	74,154	215,047

Electric-Integrated - 1.6%

ALLETE, Inc.	27,341	1,499,380
Ameresco, Inc., Class A†	12,203	76,391
Avista Corp.	36,970	1,260,677
Black Hills Corp.	27,422	1,393,860
Cleco Corp.	37,088	2,018,700
El Paso Electric Co.	24,768	936,726
Empire District Electric Co.	26,547	672,966
IDACORP, Inc.	30,909	1,935,522
MGE Energy, Inc.	21,301	917,860
NorthWestern Corp.	28,824	1,561,973
Otter Tail Corp.	22,410	733,255
PNM Resources, Inc.	48,943	1,397,323
Portland General Electric Co.	48,038	1,791,337
UIL Holdings Corp.	34,736	1,755,905
Unitil Corp.	8,533	289,951

		18,241,826

Electronic Components-Misc. - 0.6%

Bel Fuse, Inc., Class B	6,161	117,613
Benchmark Electronics, Inc.†	33,125	777,113
CTS Corp.	20,769	362,627
GSI Group, Inc.†	18,665	245,445
Kimball Electronics, Inc.†	15,814	197,991
Methode Electronics, Inc.	23,300	906,137
NVE Corp.	2,978	189,758
OSI Systems, Inc.†	12,253	887,975
Plexus Corp.†	20,842	838,890
Rogers Corp.†	11,135	871,648
Sanmina Corp.†	50,580	1,148,166
Sparton Corp.†	6,222	142,795
Stoneridge, Inc.†	17,354	200,439
Viasystems Group, Inc.†	3,180	55,682
Vishay Precision Group, Inc.†	7,819	116,112

		7,058,391

Electronic Components-Semiconductors - 1.8%

Alpha & Omega Semiconductor, Ltd.†	13,277	117,767
Ambarella, Inc.†#	17,698	1,015,688
Amkor Technology, Inc.†	52,431	510,154
Applied Micro Circuits Corp.†	47,910	260,630
Cavium, Inc.†	32,466	2,223,596
CEVA, Inc.†	12,895	256,739
Diodes, Inc.†	22,394	638,005
DSP Group, Inc.†	13,608	153,634
Entropic Communications, Inc.†	54,599	161,067
Fairchild Semiconductor International, Inc.†	76,762	1,338,729
Inphi Corp.†	19,239	358,615
Integrated Silicon Solution, Inc.	18,562	305,159
Intersil Corp., Class A	79,125	1,233,559
InvenSense, Inc.†#	43,671	727,996
IXYS Corp.	15,021	179,801
Kopin Corp.†	40,533	175,508
Lattice Semiconductor Corp.†	72,311	485,930
Microsemi Corp.†	58,352	1,881,269
Monolithic Power Systems, Inc.	23,721	1,250,808
OmniVision Technologies, Inc.†	34,459	923,846
PMC-Sierra, Inc.†	106,526	1,011,997
QLogic Corp.†	53,580	804,236
QuickLogic Corp.†	33,883	64,717
Rambus, Inc.†	69,890	838,680
Rubicon Technology, Inc.†#	16,072	70,074
Semtech Corp.†	41,306	1,194,983
Silicon Image, Inc.†	48,133	350,890
Silicon Laboratories, Inc.†	26,699	1,352,037

		19,886,114

Electronic Design Automation - 0.1%

Mentor Graphics Corp.	59,502	1,395,917

Electronic Measurement Instruments - 0.3%

Badger Meter, Inc.	8,873	518,183
CUI Global, Inc.†	12,675	72,248
ESCO Technologies, Inc.	16,314	628,742
FARO Technologies, Inc.†	10,589	635,022
Itron, Inc.†	24,162	881,430
Mesa Laboratories, Inc.	1,713	126,539

		2,862,164

Electronic Security Devices - 0.1%

American Science & Engineering, Inc.	4,831	252,613
TASER International, Inc.†#	33,098	777,141

		1,029,754

Electronics-Military - 0.0%

M/A-COM Technology Solutions Holdings, Inc.†	7,390	249,191

Energy-Alternate Sources - 0.3%

Amyris, Inc.†#	16,630	44,901
Clean Energy Fuels Corp.†#	43,120	259,151
Enphase Energy, Inc.†#	11,231	154,763
FuelCell Energy, Inc.†#	143,897	188,505
FutureFuel Corp.	13,374	164,500
Green Plains, Inc.	22,984	534,378
Pacific Ethanol, Inc.†#	14,690	134,854
Pattern Energy Group, Inc.	24,248	674,579
Plug Power, Inc.†#	102,660	316,193
Renewable Energy Group, Inc.†	21,220	189,283
REX American Resources Corp.†	3,857	209,667
Solazyme, Inc.†#	46,682	124,641
TerraForm Power, Inc., Class A	14,178	492,402
Vivint Solar, Inc.†	12,657	102,142

		3,589,959

Engineering/R&D Services - 0.3%

Argan, Inc.	7,694	249,517
EMCOR Group, Inc.	41,341	1,820,244
Exponent, Inc.	8,051	696,653
Mistras Group, Inc.†	10,058	189,593
VSE Corp.	2,551	202,065

		3,158,072

Engines-Internal Combustion - 0.1%

Briggs & Stratton Corp.	28,709	598,296
Power Solutions International, Inc.†#	2,755	155,740

		754,036

Enterprise Software/Service - 1.7%

Actua Corp.†	25,291	423,877
Advent Software, Inc.	31,623	1,396,788
American Software, Inc., Class A	15,137	145,921
Benefitfocus, Inc.†#	3,004	97,810
E2open, Inc.†#	14,246	122,088
Guidewire Software, Inc.†	41,749	2,323,749
ManTech International Corp., Class A	14,716	487,100
MedAssets, Inc.†	37,472	719,837
MicroStrategy, Inc., Class A†	5,575	994,245
MobileIron, Inc.†	7,576	67,654
Model N, Inc.†	11,842	146,486
Omnicell, Inc.†	22,492	788,345
OPOWER, Inc.†#	4,772	71,675
Proofpoint, Inc.†#	22,729	1,287,371
PROS Holdings, Inc.†	14,450	353,591
Qlik Technologies, Inc.†	55,078	1,786,730
Rally Software Development Corp.†#	15,274	181,761
Sapiens International Corp. NV†	15,061	115,970
SciQuest, Inc.†	16,856	293,463
SPS Commerce, Inc.†	9,956	683,977
SYNNEX Corp.	17,512	1,335,290
Tyler Technologies, Inc.†	20,282	2,421,062
Ultimate Software Group, Inc.†	17,419	2,867,951

		19,112,741

Entertainment Software - 0.1%

Glu Mobile, Inc.†#	55,228	277,797
Take-Two Interactive Software, Inc.†	51,287	1,358,592

		1,636,389

Environmental Consulting & Engineering - 0.1%

Tetra Tech, Inc.	39,912	1,014,962

Environmental Monitoring & Detection - 0.1%

MSA Safety, Inc.	18,146	917,825

Female Health Care Products - 0.0%

Female Health Co.#	13,371	46,397

Filtration/Separation Products - 0.3%

CLARCOR, Inc.	30,978	2,038,662
Polypore International, Inc.†	27,698	1,642,215

		3,680,877

Finance-Auto Loans - 0.1%

Consumer Portfolio Services, Inc.†	12,908	89,840
Credit Acceptance Corp.†	3,960	725,868
Nicholas Financial, Inc.†	6,346	94,492

		910,200

Finance-Commercial - 0.0%

NewStar Financial, Inc.†	16,418	163,852

Finance-Consumer Loans - 0.4%

Encore Capital Group, Inc.†#	15,796	631,366
Enova International, Inc.†	15,813	365,122
Nelnet, Inc., Class A	12,790	596,270
PRA Group, Inc.†	30,759	1,540,718
Regional Management Corp.†	6,556	102,274
Springleaf Holdings, Inc.†	15,079	579,788
World Acceptance Corp.†#	4,839	397,330

		4,212,868

Finance-Credit Card - 0.1%

Blackhawk Network Holdings, Inc.†#	32,320	1,197,133

Finance-Investment Banker/Broker - 0.7%

Cowen Group, Inc., Class A†	70,899	375,056
Diamond Hill Investment Group, Inc.	1,743	245,275
Evercore Partners, Inc., Class A	20,323	1,041,147
FBR & Co.†	4,915	119,189
FXCM, Inc., Class A#	27,991	59,061
Gain Capital Holdings, Inc.	14,224	134,986
GFI Group, Inc.	47,002	286,242
Greenhill & Co., Inc.	17,370	672,393
INTL. FCStone, Inc.†	9,483	258,222
Investment Technology Group, Inc.†	22,119	498,120
KCG Holdings, Inc., Class A†	27,708	348,567
Ladenburg Thalmann Financial Services, Inc.†	61,318	236,687
Moelis & Co.	4,529	145,743
Oppenheimer Holdings, Inc., Class A	6,252	131,917
Piper Jaffray Cos.†	10,006	547,828
RCS Capital Corp., Class A#	5,806	66,188
Stifel Financial Corp.†	40,232	2,203,507

		7,370,128

Finance-Leasing Companies - 0.1%

Aircastle, Ltd.	39,711	916,133
Marlin Business Services Corp.	5,142	96,207

		1,012,340

Finance-Mortgage Loan/Banker - 0.3%

Arlington Asset Investment Corp., Class A#	13,685	341,988
Ellie Mae, Inc.†#	17,274	912,931
Federal Agricultural Mtg. Corp., Class C	6,403	204,512
Home Loan Servicing Solutions, Ltd.#	43,636	803,339
PennyMac Financial Services, Inc., Class A†	8,231	143,713
Stonegate Mtg. Corp.†#	8,783	88,006
Walter Investment Management Corp.†#	23,130	385,577

		2,880,066

Finance-Other Services - 0.4%

BGC Partners, Inc., Class A	107,063	972,132
Higher One Holdings, Inc.†	20,877	68,894
JG Wentworth Co.†#	7,235	74,882
MarketAxess Holdings, Inc.	23,177	1,844,658
WageWorks, Inc.†	21,571	1,239,254

		4,199,820

Financial Guarantee Insurance - 0.4%

MGIC Investment Corp.†	207,998	1,899,022
NMI Holdings, Inc., Class A†	31,054	226,694
Radian Group, Inc.#	117,356	1,855,398

		3,981,114

Firearms & Ammunition - 0.1%

Smith & Wesson Holding Corp.†#	33,762	456,800
Sturm Ruger & Co., Inc.#	11,920	619,363

		1,076,163

Food-Canned - 0.2%

Seneca Foods Corp., Class A†	5,017	135,659
TreeHouse Foods, Inc.†	25,846	2,159,692

		2,295,351

Food-Confectionery - 0.0%

Tootsie Roll Industries, Inc.#	11,559	381,216

Food-Dairy Products - 0.1%

Dean Foods Co.	57,434	925,836
Lifeway Foods, Inc.†	2,881	53,961

		979,797

Food-Flour & Grain - 0.2%

Post Holdings, Inc.†	27,008	1,336,356
Seaboard Corp.†	175	701,750

		2,038,106

Food-Meat Products - 0.2%

Darling Ingredients, Inc.†	101,122	1,761,545

Food-Misc./Diversified - 0.5%

B&G Foods, Inc.	32,965	944,447
Boulder Brands, Inc.†	37,416	385,759
Cal-Maine Foods, Inc.#	19,069	717,567
Diamond Foods, Inc.†	13,377	360,510
Inventure Foods, Inc.†	9,403	94,876
J&J Snack Foods Corp.	9,152	926,091
John B. Sanfilippo & Son, Inc.	5,082	188,288
Lancaster Colony Corp.	11,368	1,039,035
Senomyx, Inc.†#	26,125	138,985
Snyder’s-Lance, Inc.	29,252	902,424

		5,697,982

Food-Retail - 0.3%

Fairway Group Holdings Corp.†#	11,372	63,342
Fresh Market, Inc.†#	26,310	1,001,358
Ingles Markets, Inc., Class A	8,132	351,628
Smart & Final Stores, Inc.†	8,264	124,456
SUPERVALU, Inc.†	124,563	1,230,682
Village Super Market, Inc., Class A	4,144	114,499
Weis Markets, Inc.	6,769	319,294

		3,205,259

Food-Wholesale/Distribution - 0.4%

Calavo Growers, Inc.	8,845	371,048
Chefs’ Warehouse, Inc.†	11,048	223,832
Fresh Del Monte Produce, Inc.	22,196	781,521
SpartanNash Co.	23,177	615,349
United Natural Foods, Inc.†	30,492	2,532,056

		4,523,806

Footwear & Related Apparel - 0.6%

Crocs, Inc.†	50,688	565,171
Iconix Brand Group, Inc.†#	29,565	998,410
Skechers U.S.A., Inc., Class A†	24,021	1,636,791
Steven Madden, Ltd.†	35,808	1,307,350
Weyco Group, Inc.	4,056	109,269
Wolverine World Wide, Inc.	62,318	1,904,438

		6,521,429

Forestry - 0.0%

Deltic Timber Corp.	6,825	451,678

Funeral Services & Related Items - 0.1%

Carriage Services, Inc.	9,852	226,497
Matthews International Corp., Class A	18,329	886,574

		1,113,071

Gambling (Non-Hotel) - 0.1%

Isle of Capri Casinos, Inc.†	13,311	165,988
Pinnacle Entertainment, Inc.†#	36,616	942,496

		1,108,484

Gas-Distribution - 1.1%

Chesapeake Utilities Corp.	8,941	422,015
Laclede Group, Inc.	26,499	1,371,588
New Jersey Resources Corp.	25,890	1,620,196
Northwest Natural Gas Co.	16,674	787,847
ONE Gas, Inc.	31,936	1,328,857
Piedmont Natural Gas Co., Inc.	47,888	1,786,222
South Jersey Industries, Inc.	20,264	1,148,564
Southwest Gas Corp.	28,573	1,636,090
WGL Holdings, Inc.	31,891	1,701,385

		11,802,764

Gold Mining - 0.0%

Allied Nevada Gold Corp.†#	64,043	64,043
Gold Resource Corp.#	23,135	80,047

		144,090

Golf - 0.0%

Callaway Golf Co.	47,637	428,257

Hazardous Waste Disposal - 0.1%

Heritage-Crystal Clean, Inc.†	5,629	69,237
US Ecology, Inc.#	13,242	646,474

		715,711

Health Care Cost Containment - 0.1%

CorVel Corp.†	6,812	241,349
ExamWorks Group, Inc.†	21,317	861,207
HealthEquity, Inc.†	6,430	130,336

		1,232,892

Healthcare Safety Devices - 0.0%

Tandem Diabetes Care, Inc.†#	5,150	60,255
Unilife Corp.†#	67,206	265,464

		325,719

Heart Monitors - 0.1%

HeartWare International, Inc.†#	10,437	889,546

Home Furnishings - 0.3%

American Woodmark Corp.†	7,564	398,320
Ethan Allen Interiors, Inc.	15,511	416,160
Flexsteel Industries, Inc.	3,005	89,699
La-Z-Boy, Inc.	32,159	802,367
Norcraft Cos., Inc.†	4,570	94,188
Select Comfort Corp.†	33,348	1,070,471

		2,871,205

Hotels/Motels - 0.2%

Belmond, Ltd., Class A†	59,351	725,863
Diamond Resorts International, Inc.†	21,736	753,152
Intrawest Resorts Holdings, Inc.†	8,258	77,955
La Quinta Holdings, Inc.†	27,208	604,290
Marcus Corp.	11,045	215,267
Morgans Hotel Group Co.†	17,942	139,230

		2,515,757

Housewares - 0.1%

Libbey, Inc.	13,197	501,882
Lifetime Brands, Inc.	6,403	102,512
NACCO Industries, Inc., Class A	2,986	166,768

		771,162

Human Resources - 0.9%

AMN Healthcare Services, Inc.†	28,571	644,562
Barrett Business Services, Inc.	4,409	164,235
CDI Corp.	8,662	159,381
Corporate Resource Services, Inc.†#	10,787	1,705
Cross Country Healthcare, Inc.†	19,115	247,730
Heidrick & Struggles International, Inc.	11,185	267,769
Insperity, Inc.	13,931	721,626
Kelly Services, Inc., Class A	16,808	290,946
Kforce, Inc.	15,243	359,735
Korn/Ferry International†	30,558	935,075
Monster Worldwide, Inc.†	55,925	375,816
On Assignment, Inc.†	33,381	1,275,488
Paylocity Holding Corp.†	5,147	153,844
Resources Connection, Inc.	23,812	421,949
Team Health Holdings, Inc.†	43,156	2,557,856
TriNet Group, Inc.†	9,660	351,044
TrueBlue, Inc.†	25,399	584,431

		9,513,192

Identification Systems - 0.1%

Brady Corp., Class A	29,480	794,781
Checkpoint Systems, Inc.†	25,607	345,694
Imprivata Inc†	3,649	49,955

		1,190,430

Independent Power Producers - 0.4%

Abengoa Yield plc#	17,559	575,760
Dynegy, Inc.†	75,504	2,104,296
NRG Yield, Inc., Class A#	14,626	750,460
Ormat Technologies, Inc.#	20,232	689,911

		4,120,427

Industrial Audio & Video Products - 0.0%

Turtle Beach Corp.†#	4,309	10,169

Industrial Automated/Robotic - 0.2%

Cognex Corp.†	53,358	2,384,569
Hurco Cos., Inc.	3,983	135,940

		2,520,509

Instruments-Controls - 0.3%

Control4 Corp.†#	7,022	91,145
Watts Water Technologies, Inc., Class A	17,510	962,700
Woodward, Inc.	40,740	1,977,927

		3,031,772

Instruments-Scientific - 0.3%

FEI Co.	25,964	2,050,896
Fluidigm Corp.†#	17,242	762,097

		2,812,993

Insurance Brokers - 0.0%

Crawford & Co., Class B	17,187	156,230
eHealth, Inc.†	10,917	99,345

		255,575

Insurance-Life/Health - 0.7%

American Equity Investment Life Holding Co.	45,672	1,301,195
CNO Financial Group, Inc.	126,000	2,048,760
FBL Financial Group, Inc., Class A	5,937	343,396
Fidelity & Guaranty Life	6,916	143,023
Independence Holding Co.	4,721	55,566
Kansas City Life Insurance Co.	2,334	108,998
National Western Life Insurance Co., Class A	1,371	344,642
Phoenix Cos., Inc.†	3,502	201,435
Primerica, Inc.	33,561	1,770,007
Symetra Financial Corp.	46,311	1,045,702
Trupanion, Inc.†#	5,132	39,055

		7,401,779

Insurance-Multi-line - 0.2%

Citizens, Inc.†#	27,022	197,801
Horace Mann Educators Corp.	25,025	806,556
Kemper Corp.	28,555	1,050,824
United Fire Group, Inc.	12,679	365,662

		2,420,843

Insurance-Property/Casualty - 1.3%

Ambac Financial Group, Inc.†	27,652	688,258
AMERISAFE, Inc.	11,474	476,630
AmTrust Financial Services, Inc.#	18,459	994,940
Atlas Financial Holdings, Inc.†	7,070	127,119
Baldwin & Lyons, Inc., Class B	5,705	132,527

Donegal Group, Inc., Class A	4,997	76,604
EMC Insurance Group, Inc.	3,100	96,813
Employers Holdings, Inc.	19,279	454,792
Enstar Group, Ltd.†	5,241	729,023
Federated National Holding Co.	8,482	245,384
First American Financial Corp.	65,645	2,299,544
Global Indemnity PLC†	5,020	135,791
Hallmark Financial Services, Inc.†	8,701	98,147
HCI Group, Inc.#	5,539	262,105
Heritage Insurance Holdings, Inc.†	4,240	84,376
Hilltop Holdings, Inc.†	46,127	857,962
Infinity Property & Casualty Corp.	7,073	548,511
Meadowbrook Insurance Group, Inc.	30,779	257,312
National General Holdings Corp.	21,808	405,629
National Interstate Corp.	4,353	116,573
Navigators Group, Inc.†	6,437	480,908
OneBeacon Insurance Group, Ltd., Class A	13,926	208,890
RLI Corp.	26,415	1,278,222
Safety Insurance Group, Inc.	7,969	466,187
Selective Insurance Group, Inc.	34,543	940,606
State Auto Financial Corp.	9,308	220,507
Stewart Information Services Corp.	13,201	496,754
Third Point Reinsurance, Ltd.†	34,888	489,828
United Insurance Holdings Corp.	10,218	249,421
Universal Insurance Holdings, Inc.	19,152	476,885

		14,396,248

Insurance-Reinsurance - 0.4%

Argo Group International Holdings, Ltd.	17,688	847,432
Essent Group, Ltd.†	27,367	635,462
Greenlight Capital Re, Ltd., Class A†	17,408	569,764
Maiden Holdings, Ltd.	30,722	439,632
Montpelier Re Holdings, Ltd.	22,469	809,783
Platinum Underwriters Holdings, Ltd.	15,255	1,164,719
State National Cos., Inc.#	16,079	150,017

		4,616,809

Internet Application Software - 0.1%

Bazaarvoice, Inc.†#	30,704	284,012
Intralinks Holdings, Inc.†	24,125	250,176
Lionbridge Technologies, Inc.†	39,716	223,601
RealNetworks, Inc.†	14,109	100,315
Textura Corp.†#	11,455	323,146
VirnetX Holding Corp.†#	26,132	197,297
Yodlee, Inc.†#	4,308	55,530
Zendesk, Inc.†#	6,982	172,595

		1,606,672

Internet Connectivity Services - 0.1%

Boingo Wireless, Inc.†	14,254	103,769
Cogent Communications Holdings, Inc.	28,631	1,051,330
Internap Corp.†	33,372	317,702

		1,472,801

Internet Content-Entertainment - 0.1%

Global Eagle Entertainment, Inc.†#	23,432	311,646
Limelight Networks, Inc.†	37,038	123,707
Shutterstock, Inc.†#	9,348	528,629

		963,982

Internet Content-Information/News - 0.2%

Bankrate, Inc.†	41,190	525,585
Dice Holdings, Inc.†	23,805	208,532
HealthStream, Inc.†	13,001	336,466
Reis, Inc.	5,076	122,890
Travelzoo, Inc.†	4,530	45,662
WebMD Health Corp.†#	23,806	1,048,654
XO Group, Inc.†	16,539	256,685

		2,544,474

Internet Incubators - 0.0%

ModusLink Global Solutions, Inc.†	22,719	84,969
Safeguard Scientifics, Inc.†	12,677	233,384

		318,353

Internet Infrastructure Software - 0.0%

Unwired Planet, Inc.†	60,202	46,356

Internet Security - 0.1%

VASCO Data Security International, Inc.†#	18,091	463,491
Zix Corp.†	36,411	145,644

		609,135

Internet Telephone - 0.3%

8x8, Inc.†	54,416	403,222
j2 Global, Inc.	29,219	1,964,978
magicJack VocalTec, Ltd.†#	10,957	84,588
RingCentral, Inc.†#	17,218	271,528
TeleCommunication Systems, Inc., Class A†	29,581	94,659

		2,818,975

Investment Companies - 0.1%

Acacia Research Corp.#	30,761	385,743
Caesars Acquisition Co., Class A†	28,085	207,548

		593,291

Investment Management/Advisor Services - 0.6%

Altisource Asset Management Corp.†	866	153,325
Altisource Portfolio Solutions SA†#	8,165	164,443
Ashford, Inc.†	494	68,177
Calamos Asset Management, Inc., Class A	10,487	133,919
CIFC Corp.	3,690	29,262
Cohen & Steers, Inc.#	11,903	495,998
Financial Engines, Inc.#	31,612	1,273,964
GAMCO Investors, Inc., Class A	3,942	297,621
Janus Capital Group, Inc.#	91,863	1,513,902
Manning & Napier, Inc.	8,386	100,800
Medley Management, Inc.#	3,687	38,308
OM Asset Management PLC	14,888	267,388
Pzena Investment Management, Inc., Class A	6,982	57,881
Silvercrest Asset Management Group, Inc., Class A	3,459	48,322
Virtus Investment Partners, Inc.	4,345	573,410
Westwood Holdings Group, Inc.	4,501	281,222
WisdomTree Investments, Inc.	66,132	1,236,007

		6,733,949

Lasers-System/Components - 0.2%

Applied Optoelectronics, Inc.†#	9,085	113,381
Coherent, Inc.†	15,320	984,157
Electro Scientific Industries, Inc.	15,038	103,912
II-VI, Inc.†	32,289	564,735
Newport Corp.†	24,490	488,820
Rofin-Sinar Technologies, Inc.†	17,225	412,883

		2,667,888

Leisure Products - 0.0%

Escalade, Inc.	6,086	94,333
Johnson Outdoors, Inc., Class A	3,069	102,934
Marine Products Corp.	6,514	53,154

		250,421

Lighting Products & Systems - 0.1%

Revolution Lighting Technologies, Inc.†#	20,118	22,130
TCP International Holdings Ltd†	4,389	12,026
Universal Display Corp.†#	24,913	856,758

		890,914

Linen Supply & Related Items - 0.2%

G&K Services, Inc., Class A	12,257	882,381
UniFirst Corp.	9,066	1,077,313

		1,959,694

Machinery-Construction & Mining - 0.1%

Astec Industries, Inc.	11,600	496,132
Hyster-Yale Materials Handling, Inc.	6,314	417,166

		913,298

Machinery-Electrical - 0.1%

Franklin Electric Co., Inc.	29,311	1,069,265

Machinery-Farming - 0.1%

Alamo Group, Inc.	4,383	219,808
Lindsay Corp.	7,497	656,587

		876,395

Machinery-General Industrial - 0.4%

Albany International Corp., Class A	17,295	652,194
Altra Industrial Motion Corp.	16,631	454,026
Applied Industrial Technologies, Inc.	25,666	1,124,427
Chart Industries, Inc.†	18,721	654,112
DXP Enterprises, Inc.†	7,956	364,385
Intevac, Inc.†	14,688	100,760
Kadant, Inc.	6,866	303,752
Manitex International, Inc.†	8,493	99,793
Tennant Co.	11,319	739,923
Twin Disc, Inc.	5,077	93,366
Xerium Technologies, Inc.†	6,700	106,932

		4,693,670

Machinery-Material Handling - 0.0%

Columbus McKinnon Corp.	12,195	323,899

Machinery-Pumps - 0.0%

Gorman-Rupp Co.	11,580	332,809

Machinery-Thermal Process - 0.0%

Global Power Equipment Group, Inc.	10,515	139,849

Marine Services - 0.0%

Great Lakes Dredge & Dock Corp.†	36,753	224,193

Medical Imaging Systems - 0.1%

Analogic Corp.	7,628	661,042

Medical Information Systems - 0.2%

Computer Programs & Systems, Inc.#	6,860	360,836
Everyday Health, Inc.†	4,648	66,467
Medidata Solutions, Inc.†	33,239	1,599,128
Merge Healthcare, Inc.†	43,444	173,776
Quality Systems, Inc.	30,614	532,071

		2,732,278

Medical Instruments - 1.1%

Abaxis, Inc.#	13,799	840,635
AngioDynamics, Inc.†	15,180	282,348
AtriCure, Inc.†	16,839	297,714
Cardiovascular Systems, Inc.†	16,994	640,844
CONMED Corp.	16,723	857,890
CryoLife, Inc.	17,256	180,843
DexCom, Inc.†	46,033	2,796,044
Endologix, Inc.†#	39,333	620,281
Genomic Health, Inc.†#	10,252	311,661
Integra LifeSciences Holdings Corp.†	15,347	920,973
Natus Medical, Inc.†	19,750	706,852
Navidea Biopharmaceuticals, Inc.†#	92,612	150,031
NuVasive, Inc.†	28,632	1,309,914
Spectranetics Corp.†#	25,548	863,778
SurModics, Inc.†	8,353	200,890
Symmetry Surgical, Inc.†	5,759	42,617
Thoratec Corp.†	34,900	1,421,128
TransEnterix, Inc.†#	17,614	50,376
Vascular Solutions, Inc.†	10,523	307,061

		12,801,880

Medical Labs & Testing Services - 0.1%

Bio-Reference Laboratories, Inc.†	15,091	527,279
NeoStem, Inc.†#	14,541	54,674
Roka Bioscience, Inc.†	3,086	12,869
T2 Biosystems, Inc.†#	3,674	60,915

		655,737

Medical Laser Systems - 0.0%

Cynosure, Inc., Class A†	13,713	417,149
PhotoMedex, Inc.†#	7,996	14,393

		431,542

Medical Products - 1.4%

ABIOMED, Inc.†	24,533	1,491,361
Accuray, Inc.†#	47,167	423,560
Atrion Corp.	944	306,800
Cantel Medical Corp.	20,766	942,776
Cerus Corp.†#	48,090	229,630
Cyberonics, Inc.†	16,488	1,129,428
Exactech, Inc.†	6,003	140,170

Globus Medical, Inc., Class A†	40,415	981,276
Greatbatch, Inc.†	15,287	812,351
Haemonetics Corp.†	31,984	1,422,009
Hanger, Inc.†	21,636	560,156
Intersect ENT, Inc.†	3,603	95,155
Invacare Corp.	19,757	374,790
K2M Group Holdings, Inc.†	5,422	111,097
LDR Holding Corp.†	10,208	399,031
Luminex Corp.†	23,043	362,697
MiMedx Group, Inc.†#	57,206	592,082
NanoString Technologies, Inc.†	6,173	64,878
NxStage Medical, Inc.†	37,737	648,322
Orthofix International NV†	11,328	367,367
Rockwell Medical, Inc.†#	28,825	288,250
Sientra, Inc.†	3,533	64,936
Tornier NV†	21,845	533,892
TriVascular Technologies, Inc.†	4,565	46,837
West Pharmaceutical Services, Inc.	43,423	2,376,107
Wright Medical Group, Inc.†	30,664	755,254
Zeltiq Aesthetics, Inc.†#	17,861	596,022

		16,116,234

Medical Sterilization Products - 0.2%

STERIS Corp.	36,306	2,342,463

Medical-Biomedical/Gene - 3.8%

Acceleron Pharma, Inc.†	10,108	410,688
Achillion Pharmaceuticals, Inc.†#	59,475	722,026
Acorda Therapeutics, Inc.†	25,589	865,932
Aegerion Pharmaceuticals, Inc.†#	18,116	492,755
Agenus, Inc.†#	38,240	187,376
Alder Biopharmaceuticals, Inc.†	4,916	132,142
AMAG Pharmaceuticals, Inc.†#	13,465	662,882
ANI Pharmaceuticals, Inc.†	4,224	284,529
Applied Genetic Technologies Corp.†	3,467	70,345
Ardelyx, Inc.†	3,032	47,739
Arena Pharmaceuticals, Inc.†#	134,962	608,679
ARIAD Pharmaceuticals, Inc.†#	101,283	823,431
Atara Biotherapeutics, Inc.†#	3,533	69,105
Avalanche Biotechnologies, Inc.†	4,240	153,403
BioCryst Pharmaceuticals, Inc.†#	43,057	439,181
BioTime, Inc.†#	31,975	134,295
Bluebird Bio, Inc.†	13,379	1,275,286
Cambrex Corp.†	18,815	644,414
Celldex Therapeutics, Inc.†#	54,905	1,402,274
Cellular Dynamics International, Inc.†	5,970	32,417
Coherus Biosciences, Inc.†#	4,180	132,046
CTI BioPharma Corp.†#	92,146	215,622
Cytokinetics, Inc.†	21,257	163,891
CytRx Corp.†#	34,272	110,699
Dermira, Inc.†	4,800	80,304
Dynavax Technologies Corp.†#	16,150	284,240
Eleven Biotherapeutics, Inc.†	2,816	29,765
Emergent Biosolutions, Inc.†	17,952	538,021
Endocyte, Inc.†#	22,776	132,101
Enzo Biochem, Inc.†	20,995	64,245
Epizyme, Inc.†#	7,870	185,102
Exact Sciences Corp.†#	50,885	1,143,386
Exelixis, Inc.†#	119,629	350,513
Five Prime Therapeutics, Inc.†	10,593	272,664
Foundation Medicine, Inc.†	8,581	409,829
Galena Biopharma, Inc.†#	72,520	130,536
Genocea Biosciences, Inc.†#	2,401	20,721
Geron Corp.†#	96,429	291,216
Halozyme Therapeutics, Inc.†#	63,533	957,442
Idera Pharmaceuticals, Inc.†	36,994	180,161
ImmunoGen, Inc.†#	52,728	400,733
Immunomedics, Inc.†#	50,806	207,288
Inovio Pharmaceuticals, Inc.†#	36,963	261,513
Insmed, Inc.†	30,426	564,098
Intrexon Corp.†#	21,898	899,132
Isis Pharmaceuticals, Inc.†#	72,244	4,953,049
Karyopharm Therapeutics, Inc.†#	8,336	227,239
Kite Pharma, Inc.†	5,787	378,701
KYTHERA Biopharmaceuticals, Inc.†#	10,691	444,211
Lexicon Pharmaceuticals, Inc.†#	140,418	131,993
Ligand Pharmaceuticals, Inc.†	12,071	664,750
Loxo Oncology, Inc.†	2,224	28,556
MacroGenics, Inc.†	12,276	424,381
Medicines Co.†	39,950	1,149,162
Merrimack Pharmaceuticals, Inc.†#	60,325	646,684
Momenta Pharmaceuticals, Inc.†	29,515	402,880
Neuralstem, Inc.†#	42,242	158,830
NewLink Genetics Corp.†#	12,167	524,154
Novavax, Inc.†#	146,272	1,338,389
Omeros Corp.†#	20,837	434,868
OncoMed Pharmaceuticals, Inc.†	7,764	193,945
Oncothyreon, Inc.†	49,616	79,386
Organovo Holdings, Inc.†#	38,398	227,316
OvaScience, Inc.†#	9,482	431,526
Pacific Biosciences of California, Inc.†	35,339	222,636
PDL BioPharma, Inc.#	98,676	688,758
Peregrine Pharmaceuticals, Inc.†#	108,437	152,896
Prothena Corp. PLC†	16,378	435,327
PTC Therapeutics, Inc.†#	15,018	1,071,234
Puma Biotechnology, Inc.†#	14,265	3,038,588
Regado Biosciences, Inc.†#	9,493	10,917
Repligen Corp.†	19,687	506,153
Retrophin, Inc.†#	13,070	185,071
Rigel Pharmaceuticals, Inc.†	53,783	160,811
RTI Surgical, Inc.†	34,792	185,093
Sage Therapeutics, Inc.†#	3,533	153,509
Sangamo BioSciences, Inc.†#	41,757	702,353
Second Sight Medical Products, Inc.†#	2,473	39,988
Sequenom, Inc.†#	71,517	250,310
Spectrum Pharmaceuticals, Inc.†#	40,296	251,044
Stemline Therapeutics, Inc.†#	7,096	107,788
Sunesis Pharmaceuticals, Inc.†	30,398	67,484
Synageva BioPharma Corp.†#	13,146	1,297,905
Theravance Biopharma, Inc.†	14,457	314,151
Theravance, Inc.#	50,602	913,872
Trius Therapeutics, Inc. CVR(1)(2)	24,953	0
Ultragenyx Pharmaceutical, Inc.†	4,312	234,012
Veracyte, Inc.†#	3,993	35,098
Verastem, Inc.†	12,867	95,730
Versartis, Inc.†	4,259	84,371

XOMA Corp.†#	51,528	190,138
Zeneca, Inc. CVR(1)(2)	3,950	10,033
ZIOPHARM Oncology, Inc.†#	49,880	561,649

		42,291,106

Medical-Drugs - 2.6%

ACADIA Pharmaceuticals, Inc.†#	48,413	1,838,242
AcelRx Pharmaceuticals, Inc.†#	15,231	134,947
Achaogen, Inc.†	4,240	47,361
Adamas Pharmaceuticals, Inc.†	1,795	31,018
Aerie Pharmaceuticals, Inc.†	6,456	181,543
Akorn, Inc.†	38,304	2,061,138
Alimera Sciences, Inc.†#	16,112	84,266
Ampio Pharmaceuticals, Inc.†#	25,133	141,750
Anacor Pharmaceuticals, Inc.†#	20,239	880,396
Array BioPharma, Inc.†#	77,410	616,184
Auspex Pharmaceuticals, Inc.†#	5,711	384,008
BioSpecifics Technologies Corp.†	2,234	87,037
Cempra, Inc.†	15,161	502,132
ChemoCentryx, Inc.†#	16,807	136,809
Chimerix, Inc.†	18,567	751,592
Clovis Oncology, Inc.†#	15,162	1,159,287
Corcept Therapeutics, Inc.†#	32,782	108,508
Cytori Therapeutics, Inc.†#	41,470	46,446
Dicerna Pharmaceuticals, Inc.†#	2,186	53,404
Durata Therapeutics CVR(1)(2)	9,546	0
Enanta Pharmaceuticals, Inc.†#	6,351	227,493
FibroGen, Inc.†	5,723	182,106
Furiex Pharmaceuticals CVR(1)(2)	4,550	0
Galectin Therapeutics, Inc.†#	11,069	37,635
Immune Design Corp.†	3,743	82,496
Infinity Pharmaceuticals, Inc.†	29,827	453,370
Insys Therapeutics, Inc.†#	6,138	368,648
Intra-Cellular Therapies, Inc.†	10,506	261,074
Ironwood Pharmaceuticals, Inc.†	73,425	1,134,416
Keryx Biopharmaceuticals, Inc.†#	56,192	683,295
Lannett Co., Inc.†	15,804	986,170
NanoViricides, Inc.†#	24,631	65,026
Ohr Pharmaceutical, Inc.†	12,923	99,378
Ophthotech Corp.†#	8,525	458,091
OPKO Health, Inc.†#	121,081	1,762,939
Orexigen Therapeutics, Inc.†#	75,291	424,641
Pacira Pharmaceuticals, Inc.†#	21,908	2,514,381
Pain Therapeutics, Inc.†	23,375	44,413
Pernix Therapeutics Holdings, Inc.†#	20,439	219,310
PharMerica Corp.†	18,428	460,700
POZEN, Inc.†	16,790	123,071
PRA Health Sciences, Inc.†	11,996	378,114
Prestige Brands Holdings, Inc.†	31,837	1,226,998
Progenics Pharmaceuticals, Inc.†	42,738	278,224
Radius Health Inc†	4,759	202,971
Raptor Pharmaceutical Corp.†#	38,474	356,654
Receptos, Inc.†	13,480	1,707,107
Regulus Therapeutics, Inc.†#	8,431	156,142
Relypsa, Inc.†#	10,388	403,054
Repros Therapeutics, Inc.†#	14,192	130,708
Sagent Pharmaceuticals, Inc.†	13,444	365,408
SciClone Pharmaceuticals, Inc.†	31,640	243,944
Sucampo Pharmaceuticals, Inc., Class A†	10,896	167,580
Supernus Pharmaceuticals, Inc.†#	17,993	161,757
Synergy Pharmaceuticals, Inc.†#	57,573	173,870
Synta Pharmaceuticals Corp.†#	39,862	95,669
TESARO, Inc.†#	11,844	631,641
Tetraphase Pharmaceuticals, Inc.†	16,026	632,386
TG Therapeutics, Inc.†#	16,857	244,595
TherapeuticsMD, Inc.†#	66,209	335,680
Tokai Pharmaceuticals, Inc.†#	3,634	54,982
Vanda Pharmaceuticals, Inc.†#	24,362	262,135
VIVUS, Inc.†#	55,244	144,187
XenoPort, Inc.†	35,553	243,538
Zogenix, Inc.†#	75,482	126,810
ZS Pharma Inc†#	4,200	207,774

		28,766,649

Medical-Generic Drugs - 0.2%

Amphastar Pharmaceuticals, Inc.†	5,676	79,464
Impax Laboratories, Inc.†	43,046	1,734,323

		1,813,787

Medical-HMO - 0.5%

Magellan Health, Inc.†	16,933	1,084,897
Molina Healthcare, Inc.†	18,554	1,181,704
Triple-S Management Corp., Class B†	15,309	288,575
Universal American Corp.†	25,964	240,427
WellCare Health Plans, Inc.†	26,956	2,447,874

		5,243,477

Medical-Hospitals - 0.2%

Acadia Healthcare Co., Inc.†	26,278	1,661,558
Adeptus Health, Inc., Class A†#	3,462	153,539
Select Medical Holdings Corp.	48,380	656,033

		2,471,130

Medical-Nursing Homes - 0.2%

Ensign Group, Inc.	12,280	541,180
Genesis Healthcare, Inc.†	14,390	102,313
Kindred Healthcare, Inc.	47,988	1,018,305
National HealthCare Corp.	6,331	398,916

		2,060,714

Medical-Outpatient/Home Medical - 0.5%

Addus HomeCare Corp.†	3,881	84,994
Air Methods Corp.†	24,056	1,274,727
Almost Family, Inc.†	5,137	182,980
Amedisys, Inc.†	16,785	506,404
Amsurg Corp.†	26,018	1,563,682
Chemed Corp.	10,777	1,255,305
Civitas Solutions, Inc.†	7,189	136,519
LHC Group, Inc.†	7,589	256,508

		5,261,119

Medical-Wholesale Drug Distribution - 0.1%

Owens & Minor, Inc.	38,766	1,382,396

Metal Processors & Fabrication - 0.6%

Ampco-Pittsburgh Corp.	5,100	95,625
CIRCOR International, Inc.	10,851	582,373
Dynamic Materials Corp.	8,568	138,373
Global Brass & Copper Holdings, Inc.	13,112	184,093
Haynes International, Inc.	7,621	307,736

LB Foster Co., Class A	6,353	311,424
Mueller Industries, Inc.	34,831	1,212,467
NN, Inc.	10,906	302,205
RBC Bearings, Inc.	14,285	886,384
Rexnord Corp.†	46,164	1,272,742
RTI International Metals, Inc.†	18,861	525,656
Sun Hydraulics Corp.	13,673	529,145

		6,348,223

Metal Products-Distribution - 0.0%

A.M. Castle & Co.†#	11,535	37,143
Olympic Steel, Inc.	5,594	84,413

		121,556

Metal-Aluminum - 0.1%

Century Aluminum Co.†	31,598	599,414
Kaiser Aluminum Corp.	11,078	836,943
Noranda Aluminum Holding Corp.	27,246	89,912

		1,526,269

Metal-Diversified - 0.0%

Molycorp, Inc.†#	111,855	104,898

Miscellaneous Manufacturing - 0.3%

American Railcar Industries, Inc.#	5,806	326,065
FreightCar America, Inc.	7,408	231,870
Hillenbrand, Inc.	38,590	1,223,303
John Bean Technologies Corp.	17,904	618,762
TriMas Corp.†	27,790	832,589

		3,232,589

Motion Pictures & Services - 0.0%

Eros International PLC†	13,669	231,963

MRI/Medical Diagnostic Imaging - 0.0%

Alliance HealthCare Services, Inc.†	3,067	73,332
RadNet, Inc.†	20,089	175,980
Surgical Care Affiliates, Inc.†	7,723	250,843

		500,155

Multimedia - 0.3%

Demand Media, Inc.†	5,359	26,420
Entravision Communications Corp., Class A	35,530	243,736
EW Scripps Co., Class A†	19,179	442,268
Journal Communications, Inc., Class A†	27,542	327,199
Martha Stewart Living Omnimedia, Inc., Class A†	18,368	86,880
Media General, Inc.†	33,423	498,337
Meredith Corp.	22,069	1,183,781

		2,808,621

Networking Products - 0.6%

Anixter International, Inc.†	16,693	1,316,911
Black Box Corp.	9,559	210,202
Calix, Inc.†	25,483	222,722
Cyan, Inc.†	16,890	63,675
Extreme Networks, Inc.†	59,288	210,472
Gigamon, Inc.†#	14,860	298,092
Infinera Corp.†	75,264	1,283,251
Ixia†	35,383	402,659
LogMeIn, Inc.†	14,919	786,231
NETGEAR, Inc.†	21,251	685,132
ParkerVision, Inc.†#	59,428	56,463
Polycom, Inc.†	84,884	1,173,097
Procera Networks, Inc.†#	12,694	117,800

		6,826,707

Non-Ferrous Metals - 0.1%

Globe Specialty Metals, Inc.	39,225	653,096
Horsehead Holding Corp.†	31,158	400,069
Materion Corp.	12,654	463,389

		1,516,554

Non-Hazardous Waste Disposal - 0.0%

Casella Waste Systems, Inc., Class A†	23,992	105,565
Quest Resource Holding Corp.†#	8,551	10,689

		116,254

Office Automation & Equipment - 0.0%

Eastman Kodak Co.†	10,846	204,556

Office Furnishings-Original - 0.5%

Herman Miller, Inc.	36,399	1,127,277
HNI Corp.	27,711	1,413,261
Interface, Inc.	40,843	824,620
Kimball International, Inc., Class B	21,370	204,084
Knoll, Inc.	29,756	631,720
Steelcase, Inc., Class A	50,792	950,826

		5,151,788

Office Supplies & Forms - 0.0%

ACCO Brands Corp.†	70,108	533,522

Oil & Gas Drilling - 0.1%

Hercules Offshore, Inc.†#	98,706	44,418
North Atlantic Drilling, Ltd.#	43,920	70,711
Parker Drilling Co.†	74,431	229,992
Parsley Energy, Inc., Class A†	32,678	486,575
Vantage Drilling Co.†#	126,280	46,724

		878,420

Oil Companies-Exploration & Production - 1.2%

Abraxas Petroleum Corp.†	56,786	173,197
American Eagle Energy Corp.†#	18,689	11,398
Approach Resources, Inc.†#	24,192	187,004
Bill Barrett Corp.†	30,536	306,581
Bonanza Creek Energy, Inc.†	20,155	543,177
BPZ Resources, Inc.†#	72,873	17,424
Callon Petroleum Co.†	33,972	248,675
Carrizo Oil & Gas, Inc.†	27,951	1,330,188
Clayton Williams Energy, Inc.†	3,619	177,548
Comstock Resources, Inc.#	29,393	152,844
Contango Oil & Gas Co.†	10,697	251,700
Diamondback Energy, Inc.†	25,743	1,833,159
DLB Oil & Gas, Inc.(1)(2)	3,000	0
Eclipse Resources Corp†#	18,618	133,491
Emerald Oil, Inc.†#	35,009	38,860
Energy XXI, Ltd.#	57,598	273,591
Evolution Petroleum Corp.	12,056	82,222
EXCO Resources, Inc.#	93,297	195,924
FMSA Holdings, Inc.†#	15,360	103,526

FX Energy, Inc.†#	33,126	64,927
Gastar Exploration, Inc.†	43,117	129,351
Goodrich Petroleum Corp.†#	21,379	95,778
Halcon Resources Corp.†#	160,219	307,621
Harvest Natural Resources, Inc.†	25,864	14,872
Isramco, Inc.†	548	67,404
Jones Energy, Inc., Class A†#	6,857	58,559
Magnum Hunter Resources Corp.†#	122,126	322,413
Matador Resources Co.†	45,042	975,610
Midstates Petroleum Co., Inc.†#	22,845	24,444
Miller Energy Resources, Inc.†#	18,442	31,167
Northern Oil and Gas, Inc.†#	37,507	323,310
Panhandle Oil and Gas, Inc., Class A	8,597	173,745
PDC Energy, Inc.†	21,993	1,136,598
Penn Virginia Corp.†#	40,305	267,625
PetroQuest Energy, Inc.†	35,926	104,904
Resolute Energy Corp.†#	47,878	50,751
Rex Energy Corp.†#	29,540	144,746
Rosetta Resources, Inc.†	37,749	669,290
RSP Permian, Inc.†	14,352	389,800
Sanchez Energy Corp.†#	31,295	419,353
Stone Energy Corp.†	34,509	584,583
Swift Energy Co.†#	26,917	84,250
Synergy Resources Corp.†	40,905	488,815
TransAtlantic Petroleum, Ltd.†	13,908	66,619
Triangle Petroleum Corp.†#	41,336	205,027
VAALCO Energy, Inc.†	30,617	148,186
W&T Offshore, Inc.#	21,467	128,158
Warren Resources, Inc.†	45,247	54,749

		13,593,164

Oil Field Machinery & Equipment - 0.2%

Flotek Industries, Inc.†	33,049	564,477
Forum Energy Technologies, Inc.†	36,617	715,130
Gulf Island Fabrication, Inc.	8,908	142,795
Mitcham Industries, Inc.†	7,790	49,155
Natural Gas Services Group, Inc.†	7,657	147,627
Profire Energy, Inc.†#	8,999	18,988
Thermon Group Holdings, Inc.†	19,621	481,107

		2,119,279

Oil Refining & Marketing - 0.3%

Adams Resources & Energy, Inc.	1,311	87,680
Alon USA Energy, Inc.	16,089	224,281
Delek US Holdings, Inc.	36,468	1,359,527
Trecora Resources†	12,055	173,953
Vertex Energy, Inc.†#	8,057	27,958
Western Refining, Inc.	32,686	1,539,510

		3,412,909

Oil-Field Services - 0.7%

Basic Energy Services, Inc.†	19,534	145,333
Bristow Group, Inc.	21,865	1,354,318
C&J Energy Services, Inc.†	28,289	385,579
CARBO Ceramics, Inc.#	12,128	441,944
Exterran Holdings, Inc.	35,989	1,168,563
Glori Energy, Inc.†#	7,486	22,832
Gulfmark Offshore, Inc., Class A#	16,554	272,148
Helix Energy Solutions Group, Inc.†	64,848	1,001,253
Independence Contract Drilling, Inc.†#	6,329	36,139
Key Energy Services, Inc.†	80,707	165,449
Matrix Service Co.†	16,229	301,860
McDermott International, Inc.†#	145,957	364,893
Newpark Resources, Inc.†	52,137	493,737
Nuverra Environmental Solutions, Inc.†#	9,276	34,692
PHI, Inc.†	7,738	249,318
Pioneer Energy Services Corp.†	38,556	205,118
SEACOR Holdings, Inc.†	11,414	827,629
Tesco Corp.	21,320	226,632
TETRA Technologies, Inc.†	48,497	289,527
Willbros Group, Inc.†	24,584	155,863

		8,142,827

Optical Recognition Equipment - 0.0%

Digimarc Corp.	4,012	106,398

Optical Supplies - 0.0%

Ocular Therapeutix, Inc.†	3,533	126,375
STAAR Surgical Co.†	23,589	161,821

		288,196

Paper & Related Products - 0.4%

Clearwater Paper Corp.†	12,548	766,181
Neenah Paper, Inc.	10,175	614,774
Orchids Paper Products Co.	4,960	139,773
P.H. Glatfelter Co.	26,463	648,343
Resolute Forest Products, Inc.†	40,071	730,895
Schweitzer-Mauduit International, Inc.	18,717	876,330
Wausau Paper Corp.	25,934	243,520

		4,019,816

Patient Monitoring Equipment - 0.2%

Insulet Corp.†	34,049	1,080,375
Masimo Corp.†	27,461	809,275

		1,889,650

Pharmacy Services - 0.1%

BioScrip, Inc.†#	42,043	256,882
Diplomat Pharmacy, Inc.†	9,421	282,630
Liberator Medical Holdings, Inc.#	19,353	74,122
Vitae Pharmaceuticals, Inc.†	3,448	40,066

		653,700

Physical Therapy/Rehabilitation Centers - 0.3%

AAC Holdings, Inc.†	3,533	127,153
HealthSouth Corp.	54,131	2,352,533
U.S. Physical Therapy, Inc.	7,504	318,094

		2,797,780

Physicians Practice Management - 0.1%

Healthways, Inc.†	19,307	432,091
IPC Healthcare, Inc.†	10,527	455,187

		887,278

Pipelines - 0.2%

Primoris Services Corp.	23,333	481,826
SemGroup Corp., Class A	26,184	2,024,285

		2,506,111

Platinum - 0.1%

Stillwater Mining Co.†	73,611	1,067,359

Pollution Control - 0.0%

CECO Environmental Corp.	12,927	183,951

Poultry - 0.1%

Sanderson Farms, Inc.#	14,176	1,207,937

Power Converter/Supply Equipment - 0.3%

Advanced Energy Industries, Inc.†	25,259	672,395
Capstone Turbine Corp.†#	202,040	142,963
Generac Holdings, Inc.†#	42,293	2,084,622
Powell Industries, Inc.	5,711	192,689
PowerSecure International, Inc.†	13,741	152,388
Vicor Corp.†	10,091	132,999

		3,378,056

Precious Metals - 0.0%

Coeur Mining, Inc.†	63,609	371,477

Printing-Commercial - 0.5%

ARC Document Solutions, Inc.†	25,250	213,615
Cenveo, Inc.†#	34,050	71,165
Cimpress NV†	20,452	1,707,742
Deluxe Corp.	30,755	2,046,745
Ennis, Inc.	16,063	224,079
Multi-Color Corp.	7,632	521,113
Quad/Graphics, Inc.	16,980	397,841

		5,182,300

Private Equity - 0.0%

Fifth Street Asset Management, Inc.†	3,687	48,115

Protection/Safety - 0.0%

Landauer, Inc.	5,869	223,844

Publishing-Books - 0.2%

Houghton Mifflin Harcourt Co.†	66,977	1,324,805
Scholastic Corp.	16,301	603,300

		1,928,105

Publishing-Newspapers - 0.1%

AH Belo Corp., Class A	11,553	100,395
Daily Journal Corp.†#	665	129,017
Lee Enterprises, Inc.†#	32,932	99,125
McClatchy Co., Class A†	37,534	87,079
New York Times Co., Class A	85,012	1,189,318

		1,604,934

Publishing-Periodicals - 0.2%

Dex Media, Inc.†#	9,133	61,648
Time, Inc.	67,750	1,605,675

		1,667,323

Racetracks - 0.2%

Churchill Downs, Inc.	8,251	906,290
Empire Resorts, Inc.†#	9,269	49,775
International Speedway Corp., Class A	17,104	530,737
Penn National Gaming, Inc.†#	48,291	786,660
Speedway Motorsports, Inc.	7,154	169,693

		2,443,155

Radio - 0.1%

Cumulus Media, Inc., Class A†	88,779	354,228
Entercom Communications Corp., Class A†	15,172	172,657
Radio One, Inc., Class D†	14,199	37,059
Saga Communications, Inc., Class A	2,222	88,836
Salem Media Group, Inc., Class A	6,699	49,640
Townsquare Media, Inc.†	5,483	72,540

		774,960

Real Estate Investment Trusts - 8.8%

Acadia Realty Trust	39,446	1,347,475
AG Mtg. Investment Trust, Inc.	17,440	328,046
Agree Realty Corp.	10,782	353,973
Alexander’s, Inc.	1,293	569,450
Altisource Residential Corp.	35,094	724,691
American Assets Trust, Inc.	22,025	903,465
American Capital Mortgage Investment Corp.	31,424	579,773
American Residential Properties, Inc.†	19,767	342,760
Anworth Mtg. Asset Corp.	69,595	363,982
Apollo Commercial Real Estate Finance, Inc.	28,349	484,484
Apollo Residential Mortgage, Inc.	19,693	312,134
Ares Commercial Real Estate Corp.	17,567	210,804
Armada Hoffler Properties, Inc.	15,370	165,996
ARMOUR Residential REIT, Inc.	219,423	697,765
Ashford Hospitality Prime, Inc.	15,595	253,731
Ashford Hospitality Trust, Inc.	43,037	458,344
Associated Estates Realty Corp.	35,371	847,135
Aviv REIT, Inc.	12,084	434,782
Campus Crest Communities, Inc.	39,764	309,762
Capstead Mtg. Corp.#	58,843	704,351
CareTrust REIT, Inc.	12,019	152,761
CatchMark Timber Trust, Inc., Class A	11,707	142,006
Cedar Realty Trust, Inc.	48,680	364,126
Chambers Street Properties	145,629	1,192,702
Chatham Lodging Trust	20,889	606,199
Chesapeake Lodging Trust	33,719	1,199,048
Colony Financial, Inc.	65,966	1,663,003
CorEnergy Infrastructure Trust, Inc.	28,631	192,400
CoreSite Realty Corp.	12,902	612,071
Cousins Properties, Inc.	135,204	1,450,739
CubeSmart	99,574	2,310,117
CyrusOne, Inc.	20,206	600,522
CYS Investments, Inc.	99,563	905,028
DCT Industrial Trust, Inc.	50,544	1,823,628
DiamondRock Hospitality Co.	120,233	1,740,974
DuPont Fabros Technology, Inc.	39,180	1,226,726
Dynex Capital, Inc.	33,609	280,299
EastGroup Properties, Inc.	19,232	1,211,616
Education Realty Trust, Inc.	28,574	1,001,804

Empire State Realty Trust, Inc., Class A	56,298	996,475
EPR Properties	35,117	2,142,488
Equity One, Inc.	37,751	1,010,972
Excel Trust, Inc.	37,545	514,367
FelCor Lodging Trust, Inc.	76,306	821,816
First Industrial Realty Trust, Inc.	67,671	1,440,039
First Potomac Realty Trust	36,104	431,443
Franklin Street Properties Corp.	55,278	698,161
Geo Group, Inc.	44,603	1,924,619
Getty Realty Corp.	15,716	283,517
Gladstone Commercial Corp.	10,885	197,780
Government Properties Income Trust	41,938	980,930
Gramercy Property Trust, Inc.	114,745	808,952
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	16,205	269,489
Hatteras Financial Corp.	59,303	1,088,210
Healthcare Realty Trust, Inc.	59,010	1,684,145
Hersha Hospitality Trust	123,272	827,155
Highwoods Properties, Inc.	55,375	2,525,654
Hudson Pacific Properties, Inc.	33,741	1,078,362
Inland Real Estate Corp.	53,633	573,873
Invesco Mtg. Capital, Inc.	75,632	1,207,843
Investors Real Estate Trust	68,814	527,115
iStar Financial, Inc.†	52,138	690,829
Kite Realty Group Trust	20,203	572,149
Ladder Capital Corp., Class A†	9,362	172,261
LaSalle Hotel Properties	68,611	2,670,340
Lexington Realty Trust	126,346	1,368,327
LTC Properties, Inc.	21,393	954,770
Mack-Cali Realty Corp.	54,475	1,024,675
Medical Properties Trust, Inc.	105,955	1,604,159
Monmouth Real Estate Investment Corp.	34,368	387,327
National Health Investors, Inc.	23,032	1,639,418
New Residential Investment Corp.	86,623	1,308,874
New York Mortgage Trust, Inc.#	64,572	510,119
New York REIT, Inc.	99,650	1,035,363
One Liberty Properties, Inc.	7,544	178,642
Owens Realty Mortgage, Inc.	6,616	82,700
Parkway Properties, Inc.	48,358	851,584
Pebblebrook Hotel Trust	43,885	2,131,933
Pennsylvania Real Estate Investment Trust	42,237	962,159
PennyMac Mortgage Investment Trust	45,462	974,705
Physicians Realty Trust	29,111	478,876
Potlatch Corp.	24,941	995,894
PS Business Parks, Inc.	11,955	994,417
QTS Realty Trust, Inc., Class A	7,363	263,669
RAIT Financial Trust	50,563	372,649
Ramco-Gershenson Properties Trust	47,453	888,320
Redwood Trust, Inc.	50,981	974,757
Resource Capital Corp.	79,385	399,307
Retail Opportunity Investments Corp.	55,453	928,838
Rexford Industrial Realty, Inc.	28,208	452,456
RLJ Lodging Trust	80,432	2,558,542
Rouse Properties, Inc.#	22,816	394,260
Ryman Hospitality Properties, Inc.	26,691	1,604,129
Sabra Health Care REIT, Inc.	33,280	1,087,923
Saul Centers, Inc.	5,985	322,412
Select Income REIT	22,615	558,364
Silver Bay Realty Trust Corp.	23,631	381,877
Sovran Self Storage, Inc.	20,265	1,864,785
STAG Industrial, Inc.	34,805	868,385
Starwood Waypoint Residential Trust#	24,031	605,101
STORE Capital Corp.	19,430	439,895
Strategic Hotels & Resorts, Inc.†	164,285	2,155,419
Summit Hotel Properties, Inc.	52,569	690,231
Sun Communities, Inc.	29,499	1,993,837
Sunstone Hotel Investors, Inc.	127,380	2,222,781
Terreno Realty Corp.	26,340	580,534
Trade Street Residential, Inc.#	11,406	89,195
UMH Properties, Inc.	11,800	111,628
Universal Health Realty Income Trust	7,453	378,836
Urstadt Biddle Properties, Inc., Class A	16,500	374,880
Washington Real Estate Investment Trust	40,940	1,160,240
Western Asset Mortgage Capital Corp.#	25,633	384,495
Whitestone REIT	13,770	217,291

		98,016,634

Real Estate Management/Services - 0.2%

HFF, Inc., Class A	20,159	717,257
Kennedy-Wilson Holdings, Inc.	44,128	1,180,865
Marcus & Millichap, Inc.†	4,920	181,696
RE/MAX Holdings, Inc., Class A	6,538	214,185

		2,294,003

Real Estate Operations & Development - 0.2%

Alexander & Baldwin, Inc.	29,940	1,210,474
BBX Capital Corp., Class A†	4,891	69,941
Consolidated-Tomoka Land Co.	2,632	154,841
Forestar Group, Inc.†	21,453	308,494
FRP Holdings, Inc.†	4,093	124,877
St. Joe Co.†	38,833	659,773

		2,528,400

Recreational Centers - 0.2%

ClubCorp Holdings, Inc.	13,457	239,535
Life Time Fitness, Inc.†	25,113	1,451,531
Steiner Leisure, Ltd.†	8,335	384,410

		2,075,476

Recreational Vehicles - 0.3%

Arctic Cat, Inc.	7,924	288,909
Brunswick Corp.	56,973	3,090,216
Malibu Boats, Inc., Class A†	5,140	104,085

		3,483,210

Rental Auto/Equipment - 0.1%

Electro Rent Corp.	10,077	130,195
McGrath RentCorp	15,897	508,545
Neff Corp.†	6,437	67,267
Rent-A-Center, Inc.	32,440	895,344

		1,601,351

Research & Development - 0.3%

Albany Molecular Research, Inc.†#	14,471	234,720
Arrowhead Research Corp.†#	31,872	239,996
INC Research Holdings, Inc.†	5,729	171,469
PAREXEL International Corp.†	34,946	2,252,619

		2,898,804

Resorts/Theme Parks - 0.3%

Marriott Vacations Worldwide Corp.	16,481	1,253,545
Vail Resorts, Inc.	22,209	1,950,172

		3,203,717

Respiratory Products - 0.0%

Inogen, Inc.†	3,142	104,472

Retail-Apparel/Shoe - 1.2%

Aeropostale, Inc.†#	48,320	194,730
American Eagle Outfitters, Inc.#	119,455	1,788,241
ANN, Inc.†	28,772	1,033,202
bebe stores, Inc.	19,268	70,906
Boot Barn Holdings, Inc.†	3,551	87,390
Brown Shoe Co., Inc.	26,828	804,840
Buckle, Inc.#	17,325	871,447
Burlington Stores, Inc.†	17,608	978,477
Cato Corp., Class A	16,846	746,952
Children’s Place, Inc.	13,547	772,043
Christopher & Banks Corp.†	22,382	111,910
Destination Maternity Corp.	8,422	137,952
Destination XL Group, Inc.†	21,493	101,447
Express, Inc.†	51,768	715,434
Finish Line, Inc., Class A	29,648	725,783
Francesca’s Holdings Corp.†	25,938	388,811
Genesco, Inc.†	14,737	1,082,138
Guess?, Inc.	37,764	683,906
Men’s Wearhouse, Inc.	29,468	1,478,999
New York & Co., Inc.†	18,003	40,327
Pacific Sunwear of California, Inc.†	30,512	85,128
Shoe Carnival, Inc.	9,292	228,026
Stein Mart, Inc.	17,056	280,401
Tilly’s, Inc., Class A†	6,512	81,791
Vera Bradley, Inc.†	13,398	267,826
Winmark Corp.	1,446	118,717

		13,876,824

Retail-Appliances - 0.0%

Conn’s, Inc.†#	17,016	439,863
hhgregg, Inc.†#	7,392	47,309

		487,172

Retail-Auto Parts - 0.0%

Pep Boys-Manny Moe & Jack†	32,712	290,483

Retail-Automobile - 0.5%

America’s Car-Mart, Inc.†	4,778	254,213
Asbury Automotive Group, Inc.†	18,838	1,481,985
Group 1 Automotive, Inc.	14,876	1,210,014
Lithia Motors, Inc., Class A	14,025	1,324,802
Rush Enterprises, Inc., Class A†	21,107	589,519
Sonic Automotive, Inc., Class A	24,492	605,687

		5,466,220

Retail-Bedding - 0.1%

Mattress Firm Holding Corp.†#	9,208	560,859

Retail-Bookstores - 0.1%

Barnes & Noble, Inc.†	25,203	627,555

Retail-Building Products - 0.1%

Lumber Liquidators Holdings, Inc.†#	16,853	873,997
Tile Shop Holdings, Inc.†#	17,233	190,252

		1,064,249

Retail-Computer Equipment - 0.0%

PC Connection, Inc.	5,942	152,234
Systemax, Inc.†	6,953	83,645

		235,879

Retail-Convenience Store - 0.2%

Casey’s General Stores, Inc.	23,649	2,075,200
Pantry, Inc.†	14,410	528,847

		2,604,047

Retail-Discount - 0.2%

Citi Trends, Inc.†	9,574	255,147
Fred’s, Inc., Class A	22,645	423,009
HSN, Inc.	20,392	1,377,887
Tuesday Morning Corp.†#	26,711	506,975

		2,563,018

Retail-Hair Salons - 0.0%

Regis Corp.†	26,819	430,177

Retail-Home Furnishings - 0.3%

Haverty Furniture Cos., Inc.	12,378	285,313
Kirkland’s, Inc.†	8,986	213,597
Pier 1 Imports, Inc.	58,086	700,517
Restoration Hardware Holdings, Inc.†	19,156	1,687,644

		2,887,071

Retail-Hypermarkets - 0.0%

Roundy’s, Inc.†	24,122	98,177

Retail-Jewelry - 0.0%

Movado Group, Inc.	11,269	289,501

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	15,234	386,182
West Marine, Inc.†	10,746	120,892

		507,074

Retail-Major Department Stores - 0.0%

Sears Hometown and Outlet Stores, Inc.†	7,130	94,758

Retail-Misc./Diversified - 0.2%

Container Store Group, Inc.†#	10,573	194,755
Five Below, Inc.†#	33,344	1,058,172
Gaiam, Inc., Class A†	9,217	58,896
PriceSmart, Inc.	11,502	913,719

		2,225,542

Retail-Office Supplies - 0.3%

Office Depot, Inc.†	328,570	3,078,701

Retail-Pawn Shops - 0.1%

Cash America International, Inc.	17,282	372,945
Ezcorp, Inc., Class A†	31,589	329,789
First Cash Financial Services, Inc.†	17,790	856,411

		1,559,145

Retail-Pet Food & Supplies - 0.0%

Freshpet, Inc.†#	7,360	135,645
PetMed Express, Inc.#	12,405	190,913

		326,558

Retail-Regional Department Stores - 0.0%

Bon-Ton Stores, Inc.#	8,976	49,817
Stage Stores, Inc.	19,474	417,133

		466,950

Retail-Restaurants - 2.0%

Biglari Holdings, Inc.†	1,062	462,193
BJ’s Restaurants, Inc.†	13,341	696,667
Bloomin’ Brands, Inc.	47,428	1,221,745
Bob Evans Farms, Inc.	15,169	888,600
Bravo Brio Restaurant Group, Inc.†	11,772	153,389
Buffalo Wild Wings, Inc.†	11,614	2,219,668
Carrols Restaurant Group, Inc.†	21,634	169,827
Cheesecake Factory, Inc.	30,688	1,458,294
Chuy’s Holdings, Inc.†	10,099	226,924
Cracker Barrel Old Country Store, Inc.#	11,725	1,770,827
Dave & Buster’s Entertainment, Inc.†#	4,156	129,667
Del Frisco’s Restaurant Group, Inc.†	14,519	291,687
Denny’s Corp.†	53,509	615,889
DineEquity, Inc.	10,227	1,109,936
El Pollo Loco Holdings, Inc.†#	5,047	124,106
Famous Dave’s of America, Inc.†#	2,873	88,259
Fiesta Restaurant Group, Inc.†	16,459	1,070,000
Habit Restaurants, Inc.†#	3,533	116,024
Ignite Restaurant Group, Inc.†#	4,665	33,261
Jack in the Box, Inc.	24,601	2,378,671
Jamba, Inc.†	10,564	159,939
Krispy Kreme Doughnuts, Inc.†	40,030	873,455
Nathan’s Famous, Inc.†	1,932	157,960
Noodles & Co.†#	6,652	121,266
Papa John’s International, Inc.	18,812	1,163,334
Papa Murphy’s Holdings, Inc.†	3,584	47,882
Popeyes Louisiana Kitchen, Inc.†	14,532	872,065
Potbelly Corp.†	9,180	123,379
Red Robin Gourmet Burgers, Inc.†	8,781	732,950
Ruby Tuesday, Inc.†	37,752	248,408
Ruth’s Hospitality Group, Inc.	22,136	337,795
Sonic Corp.	33,394	1,061,595
Texas Roadhouse, Inc.	42,831	1,612,159
Zoe’s Kitchen, Inc.†#	3,584	122,967

		22,860,788

Retail-Sporting Goods - 0.1%

Big 5 Sporting Goods Corp.	11,339	144,912
Hibbett Sports, Inc.†	15,913	778,305
Sportsman’s Warehouse Holdings, Inc.†#	5,980	44,013
Zumiez, Inc.†	12,743	494,683

		1,461,913

Retail-Toy Stores - 0.0%

Build-A-Bear Workshop, Inc.†	7,575	164,150

Retail-Video Rentals - 0.1%

Outerwall, Inc.#	11,621	749,787

Retail-Vitamins & Nutrition Supplements - 0.1%

Vitamin Shoppe, Inc.†	18,913	801,911

Retirement/Aged Care - 0.1%

Capital Senior Living Corp.†	17,832	445,800
Five Star Quality Care, Inc.†	26,438	96,234

		542,034

Rubber-Tires - 0.1%

Cooper Tire & Rubber Co.	35,703	1,358,856

Rubber/Plastic Products - 0.1%

Myers Industries, Inc.	16,968	337,663
Proto Labs, Inc.†	13,906	988,439
Trinseo SA†#	7,066	128,177

		1,454,279

Satellite Telecom - 0.3%

DigitalGlobe, Inc.†	46,358	1,541,403
Globalstar, Inc.†#	168,694	435,231
Intelsat SA†	16,811	207,952
Iridium Communications, Inc.†#	49,533	474,526
Loral Space & Communications, Inc.†	8,051	572,668

		3,231,780

Savings & Loans/Thrifts - 1.4%

Anchor BanCorp Wisconsin, Inc.†	4,053	141,612
Astoria Financial Corp.	53,216	698,194
Banc of California, Inc.	20,366	222,397
Bank Mutual Corp.	28,603	205,083
BankFinancial Corp.	11,443	136,401
Beneficial Bancorp., Inc.†	19,820	224,362
Berkshire Hills Bancorp, Inc.	15,427	411,592
BofI Holding, Inc.†#	8,723	771,113
Brookline Bancorp, Inc.	43,383	419,947
Capitol Federal Financial, Inc.	87,939	1,091,323
Charter Financial Corp.	11,869	137,206
Clifton Bancorp, Inc.	16,269	215,727
Dime Community Bancshares, Inc.	20,137	313,332
EverBank Financial Corp.	55,987	1,006,646
First Defiance Financial Corp.	5,939	190,107
First Financial Northwest, Inc.	8,458	101,581
Flagstar Bancorp, Inc.†	12,461	184,298
Flushing Financial Corp.	18,590	363,992
Fox Chase Bancorp, Inc.	7,453	121,931
HomeStreet, Inc.†	9,124	157,845
HomeTrust Bancshares, Inc.†	12,815	202,221

Investors Bancorp, Inc.	220,094	2,526,679
Kearny Financial Corp.†	8,607	114,301
Meridian Bancorp, Inc.†	12,485	154,689
Meta Financial Group, Inc.	3,766	134,333
Northfield Bancorp, Inc.	31,121	450,321
Northwest Bancshares, Inc.	58,156	687,113
OceanFirst Financial Corp.	8,237	134,593
Oritani Financial Corp.	28,113	402,297
Pacific Premier Bancorp, Inc.†	10,584	167,016
Provident Financial Services, Inc.	37,035	674,037
Sterling Bancorp	51,364	704,714
Territorial Bancorp, Inc.	5,367	115,498
United Community Financial Corp.	31,087	161,963
United Financial Bancorp, Inc.	32,381	401,201
Washington Federal, Inc.	62,261	1,314,952
Waterstone Financial, Inc.	21,139	272,059
WSFS Financial Corp.	5,477	425,782

		16,158,458

Schools - 0.4%

American Public Education, Inc.†	10,738	347,911
Bridgepoint Education, Inc.†	10,146	102,678
Bright Horizons Family Solutions, Inc.†	18,856	955,999
Capella Education Co.	6,715	435,266
Career Education Corp.†	41,305	220,569
Grand Canyon Education, Inc.†	28,661	1,314,393
ITT Educational Services, Inc.†#	14,359	106,257
K12, Inc.†	21,128	357,697
Strayer Education, Inc.†	6,662	405,516
Universal Technical Institute, Inc.	13,321	131,079

		4,377,365

Security Services - 0.2%

Ascent Capital Group, Inc., Class A†	8,527	374,932
Brink’s Co.	29,761	837,475
LifeLock, Inc.†	49,455	691,381

		1,903,788

Seismic Data Collection - 0.0%

Geospace Technologies Corp.†#	8,071	150,363
ION Geophysical Corp.†	79,389	181,007

		331,370

Semiconductor Components-Integrated Circuits - 0.6%

Cirrus Logic, Inc.†	38,131	1,148,124
Cypress Semiconductor Corp.	96,912	1,429,452
Emulex Corp.†	43,603	346,644
Exar Corp.†	24,269	260,164
Integrated Device Technology, Inc.†	82,070	1,693,925
MaxLinear, Inc., Class A†	17,115	142,055
Micrel, Inc.	27,410	409,231
Pericom Semiconductor Corp.	13,626	212,566
Power Integrations, Inc.	18,691	1,025,388
Vitesse Semiconductor Corp.†	33,920	139,750

		6,807,299

Semiconductor Equipment - 0.7%

Axcelis Technologies, Inc.†	68,328	191,318
Brooks Automation, Inc.	41,048	492,576
Cabot Microelectronics Corp.†	14,817	767,669
Cascade Microtech, Inc.†	7,851	105,988
Cohu, Inc.	15,513	168,937
Entegris, Inc.†	85,511	1,146,703
FormFactor, Inc.†	34,132	335,176
MKS Instruments, Inc.	32,894	1,163,132
Nanometrics, Inc.†	14,683	262,532
Photronics, Inc.†	37,885	314,824
Rudolph Technologies, Inc.†	20,418	251,754
Tessera Technologies, Inc.	32,850	1,315,971
Ultra Clean Holdings, Inc.†	18,091	149,432
Ultratech, Inc.†	17,234	310,901
Veeco Instruments, Inc.†	24,602	750,115
Xcerra Corp.†	32,646	296,426

		8,023,454

Silver Mining - 0.1%

Hecla Mining Co.#	225,724	749,404

Specified Purpose Acquisitions - 0.1%

FCB Financial Holdings, Inc.†	5,063	128,600
National Bank Holdings Corp., Class A	22,821	425,384

		553,984

Steel Pipe & Tube - 0.1%

Advanced Drainage Systems, Inc.#	9,368	254,341
Furmanite Corp.†	23,107	160,594
Mueller Water Products, Inc., Class A	97,893	896,700
Northwest Pipe Co.†	5,843	141,517
Omega Flex, Inc.	1,769	50,417

		1,503,569

Steel-Producers - 0.3%

AK Steel Holding Corp.†#	108,787	480,838
Commercial Metals Co.	72,346	1,088,807
Ryerson Holding Corp†#	6,759	41,095
Schnitzer Steel Industries, Inc., Class A	16,174	253,932
Shiloh Industries, Inc.†	5,100	63,291
Worthington Industries, Inc.	31,622	853,794

		2,781,757

Steel-Specialty - 0.0%

Universal Stainless & Alloy Products, Inc.†	4,339	98,148

Storage/Warehousing - 0.2%

Mobile Mini, Inc.	28,704	1,190,929
Wesco Aircraft Holdings, Inc.†	32,221	483,637

		1,674,566

SupraNational Banks - 0.1%

Banco Latinoamericano de Comercio Exterior SA, Class E	18,255	574,120

Telecom Equipment-Fiber Optics - 0.3%

Alliance Fiber Optic Products, Inc.	7,733	126,821
Ciena Corp.†#	64,534	1,350,051
Clearfield, Inc.†#	7,006	97,524
Finisar Corp.†	63,544	1,335,059

Harmonic, Inc.†	54,105	422,560
KVH Industries, Inc.†	9,744	125,016
Oclaro, Inc.†#	57,518	100,657

		3,557,688

Telecom Services - 1.0%

Consolidated Communications Holdings, Inc.	30,963	658,893
EarthLink Holdings Corp.	62,892	268,549
FairPoint Communications, Inc.†	12,761	215,788
GTT Communications, Inc.†	8,656	134,255
Hawaiian Telcom Holdco, Inc.†	6,504	169,104
Inteliquent, Inc.	19,934	294,026
Lumos Networks Corp.	11,553	198,943
NeuStar, Inc., Class A†#	34,464	913,985
ORBCOMM, Inc.†	33,781	192,552
Premiere Global Services, Inc.†	29,644	288,733
Qorvo, Inc.†	88,032	6,109,421
RigNet, Inc.†	7,344	232,217
Spok Holdings, Inc.	13,311	247,451
Vonage Holdings Corp.†	107,043	485,975
West Corp.	23,654	807,784

		11,217,676

Telecommunication Equipment - 0.3%

ADTRAN, Inc.	34,665	746,338
Comtech Telecommunications Corp.	9,418	336,599
Numerex Corp., Class A†	8,983	101,598
Plantronics, Inc.	26,144	1,318,703
Preformed Line Products Co.	1,633	75,036
ShoreTel, Inc.†	38,417	286,207
Sonus Networks, Inc.†	30,204	515,280

		3,379,761

Telephone-Integrated - 0.2%

Atlantic Tele-Network, Inc.	5,763	396,667
Cincinnati Bell, Inc.†	128,458	430,334
General Communication, Inc., Class A†	22,066	306,056
IDT Corp., Class B	10,347	217,804
Shenandoah Telecommunications Co.	14,806	430,707

		1,781,568

Television - 0.1%

Central European Media Enterprises, Ltd., Class A†#	43,356	122,697
Gray Television, Inc.†	30,446	333,079
Sinclair Broadcast Group, Inc., Class A#	42,193	1,158,620

		1,614,396

Textile-Apparel - 0.0%

Perry Ellis International, Inc.†	7,467	176,221
Unifi, Inc.†	9,006	291,074

		467,295

Textile-Products - 0.0%

Culp, Inc.	5,379	116,940
Dixie Group, Inc.†	9,198	81,126

		198,066

Theaters - 0.1%

AMC Entertainment Holdings, Inc., Class A	12,936	444,740
Carmike Cinemas, Inc.†	14,868	464,625
National CineMedia, Inc.	37,381	569,686
Reading International, Inc., Class A†	10,616	137,796

		1,616,847

Therapeutics - 0.8%

Actinium Pharmaceuticals, Inc.†#	13,039	40,682
Agios Pharmaceuticals, Inc.†#	8,994	964,876
Akebia Therapeutics, Inc.†#	4,814	44,578
Anika Therapeutics, Inc.†	8,861	353,731
Bio-Path Holdings, Inc.†#	45,090	83,416
Calithera Biosciences, Inc.†	4,915	74,806
Cara Therapeutics, Inc.†	3,311	33,938
Dyax Corp.†	83,442	1,260,809
Egalet Corp.†#	2,436	36,564
Esperion Therapeutics, Inc.†#	3,771	235,499
Flexion Therapeutics, Inc.†	2,799	63,845
Hyperion Therapeutics, Inc.†	8,365	247,186
MannKind Corp.†#	140,118	913,569
Mirati Therapeutics, Inc.†#	4,408	104,778
Neurocrine Biosciences, Inc.†	46,613	1,820,238
Nevro Corp.†	4,946	206,891
Northwest Biotherapeutics, Inc.†#	23,582	173,799
Osiris Therapeutics, Inc.†#	11,653	201,247
Otonomy, Inc.†	4,417	163,782
Portola Pharmaceuticals, Inc.†	26,232	998,915
Sarepta Therapeutics, Inc.†#	24,994	347,417
Threshold Pharmaceuticals, Inc.†#	32,097	140,264
Vital Therapies, Inc.†#	3,471	76,883
Xencor, Inc.†	9,003	140,447
Zafgen Inc†	4,240	163,876

		8,892,036

Tobacco - 0.2%

22nd Century Group, Inc.†#	27,691	22,626
Alliance One International, Inc.†	54,164	51,456
Universal Corp.#	14,270	683,676
Vector Group, Ltd.	46,376	1,068,967

		1,826,725

Toys - 0.0%

JAKKS Pacific, Inc.†#	11,464	76,350
LeapFrog Enterprises, Inc.†	40,120	103,109

		179,459

Transactional Software - 0.3%

ACI Worldwide, Inc.†	69,908	1,387,674
Bottomline Technologies de, Inc.†	24,183	640,366
InnerWorkings, Inc.†	21,544	136,804
Synchronoss Technologies, Inc.†	21,677	959,424

		3,124,268

Transport-Air Freight - 0.1%

Air Transport Services Group, Inc.†	32,109	288,660
Atlas Air Worldwide Holdings, Inc.†	15,504	703,106

		991,766

Transport-Equipment & Leasing - 0.2%

General Finance Corp.†	6,802	63,191
Greenbrier Cos., Inc.#	16,951	996,210
TAL International Group, Inc.	20,888	871,656
Textainer Group Holdings, Ltd.	13,261	427,800

		2,358,857

Transport-Marine - 0.5%

Ardmore Shipping Corp.	11,091	117,232
Baltic Trading, Ltd.#	30,229	54,110
CAI International, Inc.†	10,064	244,354
DHT Holdings, Inc.#	56,842	392,210
Dorian LPG, Ltd.†	4,496	55,211
Frontline, Ltd.†	40,748	102,277
GasLog, Ltd.#	25,873	512,027
Hornbeck Offshore Services, Inc.†#	22,275	464,657
International Shipholding Corp.	3,496	48,944
Knightsbridge Shipping, Ltd.#	20,626	101,686
Navios Maritime Acquisition Corp.	50,524	177,339
Navios Maritime Holdings, Inc.	48,753	212,076
Nordic American Offshore, Ltd.#	11,209	105,140
Nordic American Tankers, Ltd.#	54,797	560,573
Safe Bulkers, Inc.	23,908	90,611
Scorpio Bulkers, Inc.†#	82,790	211,115
Scorpio Tankers, Inc.	100,510	870,417
Ship Finance International, Ltd.#	36,317	581,435
Teekay Tankers, Ltd., Class A	38,246	223,739
Ultrapetrol Bahamas, Ltd.†	13,129	21,925

		5,147,078

Transport-Services - 0.4%

CHC Group, Ltd.†#	20,613	50,708
Echo Global Logistics, Inc.†	14,431	419,076
Era Group, Inc.†	12,501	275,772
Hub Group, Inc., Class A†	22,597	912,241
Matson, Inc.	26,402	1,042,087
Universal Truckload Services, Inc.	4,039	103,196
UTi Worldwide, Inc.†#	56,216	735,305
XPO Logistics, Inc.†#	32,271	1,424,765

		4,963,150

Transport-Truck - 0.8%

ArcBest Corp.	15,972	668,907
Celadon Group, Inc.	12,856	337,470
Forward Air Corp.	19,171	1,025,648
Heartland Express, Inc.	33,400	840,678
Knight Transportation, Inc.	36,701	1,213,335
Marten Transport, Ltd.	14,613	338,875
P.A.M. Transportation Services, Inc.†	1,979	103,838
Patriot Transportation Holding, Inc.†	1,364	30,731
Quality Distribution, Inc.†	16,836	185,028
Roadrunner Transportation Systems, Inc.†	17,125	439,599
Saia, Inc.†	15,153	697,493
Swift Transportation Co.†	52,251	1,477,658
USA Truck, Inc.†	3,848	117,172
Werner Enterprises, Inc.	27,462	880,706
YRC Worldwide, Inc.†	19,211	378,649

		8,735,787

Travel Services - 0.1%

Interval Leisure Group, Inc.	24,405	658,935
Travelport Worldwide, Ltd.#	18,433	293,822

		952,757

Veterinary Diagnostics - 0.2%

Aratana Therapeutics, Inc.†	17,647	339,881
Kindred Biosciences, Inc.†#	6,447	43,259
Neogen Corp.†	22,530	1,152,410
Phibro Animal Health Corp., Class A	9,006	326,648

		1,862,198

Virtual Reality Products - 0.0%

RealD, Inc.†#	24,706	322,660

Vitamins & Nutrition Products - 0.1%

Natural Grocers by Vitamin Cottage, Inc.†	5,491	161,710
Nature’s Sunshine Products, Inc.	6,680	87,174
Nutraceutical International Corp.†	5,319	87,125
Omega Protein Corp.†	12,843	137,163
Synutra International, Inc.†#	10,628	60,261
USANA Health Sciences, Inc.†	3,693	369,337

		902,770

Water - 0.3%

American States Water Co.	23,827	956,177
Artesian Resources Corp., Class A	4,771	103,626
California Water Service Group	29,373	746,955
Connecticut Water Service, Inc.	6,687	248,088
Middlesex Water Co.	9,823	228,483
PICO Holdings, Inc.†	13,977	239,985
SJW Corp.	9,633	320,201
York Water Co.	7,953	188,248

		3,031,763

Water Treatment Systems - 0.0%

Energy Recovery, Inc.†#	23,648	80,167

Web Hosting/Design - 0.2%

Endurance International Group Holdings, Inc.†#	18,522	344,880
NIC, Inc.	40,072	701,260
Q2 Holdings, Inc.†	6,076	120,365
Rightside Group, Ltd.†	5,359	37,834
Web.com Group, Inc.†	31,815	567,898
Wix.com, Ltd.†	8,520	156,172

		1,928,409

Web Portals/ISP - 0.0%

Blucora, Inc.†	25,965	384,801

Wire & Cable Products - 0.3%

Belden, Inc.	26,791	2,378,505
Encore Wire Corp.	12,728	474,627
General Cable Corp.	29,892	449,576
Insteel Industries, Inc.	11,218	243,543

		3,546,251

Wireless Equipment - 0.6%

Aerohive Networks, Inc.†#	5,854	27,807
Aruba Networks, Inc.†	65,604	1,627,635
CalAmp Corp.†	22,080	422,832
Gogo, Inc.†#	34,334	617,325
InterDigital, Inc.	22,834	1,207,234
Ruckus Wireless, Inc.†	39,837	504,337

Telenav, Inc.†	16,733	142,565
TESSCO Technologies, Inc.	3,504	78,314
Ubiquiti Networks, Inc.#	18,261	577,778
ViaSat, Inc.†	25,421	1,661,008

		6,866,835

Wound, Burn & Skin Care - 0.0%

Derma Sciences, Inc.†#	13,913	110,191
IGI Laboratories, Inc.†#	19,669	226,587

		336,778

Total Common Stocks
(cost $785,646,291)		1,091,381,770

WARRANTS† - 0.0%
Oil Companies-Exploration & Production - 0.0%

Magnum Hunter Resources Corp.# Expires 04/15/2016 (strike price $8.50)	11,522	0

Real Estate Management/Services - 0.0%

Tejon Ranch Co. Expires 08/31/2016 (strike price $40.00)	1,364	1,270

Total Warrants
(cost $9,886)		1,270

Total Long-Term Investment Securities
(cost $785,656,177)		1,091,383,040

SHORT-TERM INVESTMENT SECURITIES - 11.6%
Registered Investment Companies - 10.8%

State Street Navigator Securities Lending Prime Portfolio(3)	121,250,988	121,250,988

U.S. Government Treasuries - 0.8%

United States Treasury Bills Disc. Notes 0.00% due 03/12/2015(4)	$8,500,000	8,499,993

Total Short-Term Investment Securities
(cost $129,750,981)		129,750,981

REPURCHASE AGREEMENTS - 1.3%

State Street Bank and Trust Co. Joint Repurchase Agreement(5) (cost $14,747,000)	14,747,000	14,747,000

TOTAL INVESTMENTS
(cost $930,154,158) (6)	110.3%	1,235,881,021
Liabilities in excess of other assets	(10.3)	(115,411,502)

NET ASSETS	100.0%	$1,120,469,519

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Illiquid security. At February 28, 2015, the aggregate value of these securities was $10,033 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	At February 28, 2015, the Fund had loaned securities with a total value of $119,519,835. This was secured by collateral of $121,250,988, which was received in cash and subsequently invested in short-term investments currently valued at $121,250,988 as reported in the portfolio of investments. Additional collateral of $2,737,387 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

			Value as of
Securities	Coupon Range	Maturity Date Range	February 28, 2015
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	08/01/2027 to 06/15/2044	$135,562
Federal National Mtg. Assoc.	2.00% to 4.00%	01/25/2032 to 02/25/2044	665,933
Government National Mtg. Assoc.	0.37% to 4.00%	04/20/2039 to 10/20/2044	155,765
United States Treasury Bills	zero coupon	03/12/2015 to 01/07/2016	68,358
United States Treasury Notes/Bonds	zero coupon to 8.88%	03/31/2015 to 11/15/2044	1,711,769

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 3 for details of Joint Repurchase Agreements.
(6)	See Note 5 for cost of investments on a tax basis.

CVR - Contingent Value Rights

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2015	Unrealized Appreciation (Depreciation)

239	Long	Russell 2000 Mini Index	March 2015	$27,951,877	$29,435,240	$1,483,363

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Celluar Telecom	$324,733	$—	$0	$324,733
Medical-Biomedical/Gene	42,281,073	—	10,033	42,291,106
Medical-Drugs	28,766,649	—	0	28,766,649
Oil Companies - Exploration & Production	13,593,164	—	0	13,593,164
Other Industries	1,006,406,118	—	—	1,006,406,118
Warrants:
Oil Companies - Exploration & Production	—	0	—	0
Real Estate Management/Services	1,270	—	—	1,270
Short-Term Investment Securities:
Registered Investment Companies	121,250,988	—	—	121,250,988
U.S. Government Treasuries	—	8,499,993	—	8,499,993
Repurchase Agreements	—	14,747,000	—	14,747,000

Total Investments at Value	$1,212,623,995	$23,246,993	$10,033	$1,235,881,021

Other Financial Instruments:†
Futures Contracts	$1,483,363	$—	$—	$1,483,363

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS - February 28, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 93.8%
Aerospace/Defense-Equipment - 0.9%

AAR Corp.	27,596	$811,322
Orbital ATK, Inc.	8,625	571,665
Triumph Group, Inc.	13,220	790,424

		2,173,411

Apparel Manufacturers - 0.2%

Delta Apparel, Inc.†	52,991	468,970

Applications Software - 0.5%

Progress Software Corp.†	49,072	1,341,628

Auto/Truck Parts & Equipment-Original - 0.5%

American Axle & Manufacturing Holdings, Inc.†	46,888	1,168,449

Auto/Truck Parts & Equipment-Replacement - 0.7%

Douglas Dynamics, Inc.	77,271	1,740,916

Banks-Commercial - 10.0%

Associated Banc-Corp.	137,609	2,565,032
BBCN Bancorp, Inc.	53,466	735,157
Blue Hills Bancorp, Inc.†	36,447	469,073
Chemical Financial Corp.	7,314	220,737
First Citizens BancShares, Inc., Class A	15,649	3,947,460
First Horizon National Corp.	69,820	997,728
First Midwest Bancorp, Inc.	26,270	449,217
FirstMerit Corp.	50,295	912,854
Fulton Financial Corp.	74,610	902,781
Hancock Holding Co.	82,624	2,418,404
International Bancshares Corp.	12,922	319,949
NBT Bancorp, Inc.	10,092	242,309
Old National Bancorp	59,940	844,555
Prosperity Bancshares, Inc.	13,657	706,477
Synovus Financial Corp.	37,498	1,049,569
TCF Financial Corp.	160,954	2,525,368
UMB Financial Corp.	48,503	2,499,845
Umpqua Holdings Corp.	24,830	410,688
Webster Financial Corp.	20,540	709,246
WesBanco, Inc.	10,256	335,781
Wintrust Financial Corp.	21,324	1,004,147

		24,266,377

Batteries/Battery Systems - 0.8%

EnerSys	31,219	2,038,601

Beverages-Non-alcoholic - 0.6%

Cott Corp.	156,509	1,515,007

Building & Construction Products-Misc. - 1.6%

Owens Corning	10,850	430,311
Quanex Building Products Corp.	39,779	779,271
Simpson Manufacturing Co., Inc.	75,172	2,721,226

		3,930,808

Building & Construction-Misc. - 0.1%

Aegion Corp.†	19,728	356,880

Building Products-Cement - 0.8%

Eagle Materials, Inc.	25,684	2,016,194

Building Products-Doors & Windows - 0.1%

Griffon Corp.	22,079	360,329

Building Products-Wood - 0.0%

Universal Forest Products, Inc.	1,668	90,155

Building-Heavy Construction - 0.4%

Tutor Perini Corp.†	36,968	860,245

Building-Maintenance & Services - 0.3%

ABM Industries, Inc.	22,175	689,421

Building-Residential/Commercial - 0.2%

KB Home#	33,000	460,350

Chemicals-Diversified - 1.3%

Innospec, Inc.	47,954	2,118,128
Koppers Holdings, Inc.	12,122	195,407
Olin Corp.	26,515	743,480

		3,057,015

Chemicals-Plastics - 1.0%

A. Schulman, Inc.	58,199	2,478,113

Chemicals-Specialty - 0.9%

Cabot Corp.	17,169	774,665
Sensient Technologies Corp.	23,087	1,468,564

		2,243,229

Commercial Services-Finance - 0.2%

Liberty Tax, Inc.†	20,998	596,763

Computer Services - 1.9%

DST Systems, Inc.	20,593	2,188,830
Science Applications International Corp.	8,505	465,054
Sykes Enterprises, Inc.†	87,453	2,033,282

		4,687,166

Computers-Integrated Systems - 0.2%

Brocade Communications Systems, Inc.	36,188	448,369

Computers-Memory Devices - 0.7%

Imation Corp.†	420,549	1,720,045

Computers-Periphery Equipment - 0.2%

Lexmark International, Inc., Class A	10,400	443,664

Consumer Products-Misc. - 2.1%

Blyth, Inc.#	58,663	431,760
Central Garden & Pet Co.†	78,038	707,024
Helen of Troy, Ltd.†	26,742	2,048,972
WD-40 Co.	23,839	1,935,727

		5,123,483

Containers-Metal/Glass - 0.4%

Silgan Holdings, Inc.	14,973	859,600

Data Processing/Management - 0.6%

Acxiom Corp.†	45,787	915,740
CSG Systems International, Inc.	14,340	428,909

		1,344,649

Dental Supplies & Equipment - 0.6%

Patterson Cos., Inc.	27,342	1,369,151

Diagnostic Kits - 0.3%

Meridian Bioscience, Inc.	34,562	684,328

Disposable Medical Products - 0.5%

ICU Medical, Inc.†	12,715	1,130,491

Distribution/Wholesale - 0.4%

Ingram Micro, Inc., Class A†	37,444	925,241

Diversified Manufacturing Operations - 1.2%

Barnes Group, Inc.	27,861	1,114,997
Crane Co.	14,738	984,940
LSB Industries, Inc.†	20,227	760,131

		2,860,068

Diversified Operations/Commercial Services - 1.0%

Viad Corp.	88,765	2,357,598

E-Marketing/Info - 0.3%

New Media Investment Group, Inc.	28,971	715,584

Electric-Integrated - 2.2%

Cleco Corp.	19,241	1,047,287
Hawaiian Electric Industries, Inc.	35,375	1,169,144
IDACORP, Inc.	19,645	1,230,170
Portland General Electric Co.	32,390	1,207,823
TECO Energy, Inc.	40,155	788,243

		5,442,667

Electronic Components-Misc. - 3.4%

AVX Corp.	105,238	1,499,642
Celestica, Inc.†	26,745	315,056
GSI Group, Inc.†	165,503	2,176,365
Knowles Corp.†#	50,728	971,441
Sanmina Corp.†	27,592	626,338
Vishay Intertechnology, Inc.	188,522	2,684,553

		8,273,395

Electronic Components-Semiconductors - 1.5%

DSP Group, Inc.†	78,650	887,959
Integrated Silicon Solution, Inc.	13,160	216,350
IXYS Corp.	15,560	186,253
Microsemi Corp.†	36,085	1,163,380
QLogic Corp.†	82,165	1,233,297

		3,687,239

Electronic Design Automation - 0.5%

Mentor Graphics Corp.	46,835	1,098,749

Electronic Measurement Instruments - 1.3%

ESCO Technologies, Inc.	38,787	1,494,851
Itron, Inc.†	13,370	487,737
Orbotech, Ltd.†	75,409	1,213,331

		3,195,919

Electronic Parts Distribution - 0.2%

Tech Data Corp.†	9,005	535,798

Engineering/R&D Services - 1.0%

EMCOR Group, Inc.	53,997	2,377,488

Engines-Internal Combustion - 0.3%

Briggs & Stratton Corp.	38,524	802,840

Finance-Consumer Loans - 0.1%

Nelnet, Inc., Class A	7,472	348,345

Finance-Leasing Companies - 0.6%

Aircastle, Ltd.	65,958	1,521,651

Finance-Mortgage Loan/Banker - 0.4%

Home Loan Servicing Solutions, Ltd.#	47,295	870,701

Food-Canned - 1.1%

TreeHouse Foods, Inc.†	30,853	2,578,077

Food-Retail - 0.3%

SUPERVALU, Inc.†	65,594	648,069

Food-Wholesale/Distribution - 0.2%

SpartanNash Co.	14,670	389,489

Funeral Services & Related Items - 0.9%

Matthews International Corp., Class A	43,013	2,080,539

Garden Products - 0.4%

Scotts Miracle-Gro Co., Class A	16,069	1,052,680

Housewares - 0.6%

Tupperware Brands Corp.	18,871	1,347,389

Human Resources - 0.6%

Korn/Ferry International†	50,748	1,552,889

Identification Systems - 0.6%

Brady Corp., Class A	56,585	1,525,532

Insurance Brokers - 0.9%

Brown & Brown, Inc.	70,473	2,265,002

Insurance-Life/Health - 0.5%

Fidelity & Guaranty Life	25,411	525,499
Symetra Financial Corp.	27,900	629,982

		1,155,481

Insurance-Property/Casualty - 1.9%

Hanover Insurance Group, Inc.	17,310	1,215,854
ProAssurance Corp.	49,943	2,246,936
Stewart Information Services Corp.	30,140	1,134,168

		4,596,958

Insurance-Reinsurance - 3.1%

Aspen Insurance Holdings, Ltd.	21,650	992,653
Endurance Specialty Holdings, Ltd.	32,218	2,048,098
Montpelier Re Holdings, Ltd.	16,110	580,604
Platinum Underwriters Holdings, Ltd.	26,262	2,005,104
Validus Holdings, Ltd.	47,717	1,986,936

		7,613,395

Investment Companies - 0.8%

Apollo Investment Corp.#	119,660	932,151
New Mountain Finance Corp.#	53,359	794,516
Prospect Capital Corp.#	30,968	267,254

		1,993,921

Investment Management/Advisor Services - 1.5%

CIFC Corp.#	40,429	320,602
Federated Investors, Inc., Class B#	15,264	502,643
Janus Capital Group, Inc.	49,345	813,206
Westwood Holdings Group, Inc.	33,645	2,102,140

		3,738,591

Lasers-System/Components - 0.4%

Coherent, Inc.†	14,815	951,716

Machinery-Construction & Mining - 0.2%

Hyster-Yale Materials Handling, Inc.	6,104	403,291

Machinery-Electrical - 1.9%

Franklin Electric Co., Inc.	73,011	2,663,441
Regal-Beloit Corp.	24,738	1,928,080

		4,591,521

Machinery-General Industrial - 1.4%

Kadant, Inc.	75,823	3,354,410

Medical Imaging Systems - 0.6%

Analogic Corp.	16,720	1,448,955

Medical Instruments - 0.4%

CryoLife, Inc.	32,007	335,434
Integra LifeSciences Holdings Corp.†	12,315	739,023

		1,074,457

Medical Products - 0.9%

Haemonetics Corp.†	29,075	1,292,675
Hill-Rom Holdings, Inc.	19,274	923,610

		2,216,285

Medical Sterilization Products - 0.3%

STERIS Corp.	11,429	737,399

Medical-Biomedical/Gene - 1.6%

Bio-Rad Laboratories, Inc., Class A†	11,720	1,490,550
Charles River Laboratories International, Inc.†	11,975	918,123
Myriad Genetics, Inc.†#	9,087	309,594
Theravance, Inc.#	66,046	1,192,791

		3,911,058

Medical-Drugs - 0.3%

Prestige Brands Holdings, Inc.†	18,698	720,621

Medical-HMO - 0.5%

Triple-S Management Corp., Class B†	14,043	264,710
WellCare Health Plans, Inc.†	11,459	1,040,592

		1,305,302

Medical-Hospitals - 0.4%

Select Medical Holdings Corp.	64,520	874,891

Medical-Wholesale Drug Distribution - 0.8%

Owens & Minor, Inc.	51,503	1,836,597

Metal Processors & Fabrication - 1.4%

Global Brass & Copper Holdings, Inc.	21,605	303,334
LB Foster Co., Class A	3,790	185,786
Mueller Industries, Inc.	84,941	2,956,796

		3,445,916

Miscellaneous Manufacturing - 0.7%

Hillenbrand, Inc.	52,708	1,670,844

Multimedia - 0.4%

Meredith Corp.	18,280	980,539

Networking Products - 0.8%

Ixia†	64,979	739,461
NETGEAR, Inc.†	35,042	1,129,754

		1,869,215

Office Supplies & Forms - 0.7%

ACCO Brands Corp.†	208,751	1,588,595

Oil & Gas Drilling - 1.1%

Atwood Oceanics, Inc.	59,277	1,838,180
Patterson-UTI Energy, Inc.	49,583	926,458

		2,764,638

Oil Companies-Exploration & Production - 1.1%

Bellatrix Exploration, Ltd.†#	90,580	262,682
Bill Barrett Corp.†#	31,359	314,845
Denbury Resources, Inc.#	66,300	556,920
Gran Tierra Energy, Inc.†	107,740	272,582
Stone Energy Corp.†	26,513	449,130
Ultra Petroleum Corp.†#	49,425	804,145

		2,660,304

Oil Field Machinery & Equipment - 0.4%

Forum Energy Technologies, Inc.†	47,921	935,897

Oil-Field Services - 1.1%

CARBO Ceramics, Inc.#	24,167	880,646
Steel Excel, Inc.†	56,198	1,348,752
TETRA Technologies, Inc.†	79,064	472,012

		2,701,410

Paper & Related Products - 1.6%

Neenah Paper, Inc.	30,764	1,858,761
Schweitzer-Mauduit International, Inc.	44,750	2,095,195

		3,953,956

Precious Metals - 0.1%

Coeur Mining, Inc.†#	63,083	368,405

Printing-Commercial - 0.6%

Quad/Graphics, Inc.	19,539	457,799
RR Donnelley & Sons Co.	51,080	974,095

		1,431,894

Publishing-Books - 0.7%

Courier Corp.	52,050	1,267,938
John Wiley & Sons, Inc., Class A	7,032	454,689

		1,722,627

Publishing-Newspapers - 0.5%

AH Belo Corp., Class A	131,488	1,142,631

Real Estate Investment Trusts - 4.8%

Apollo Residential Mortgage, Inc.	28,490	451,567
Ashford Hospitality Prime, Inc.	16,022	260,678
Ashford Hospitality Trust, Inc.	56,225	598,796
Brandywine Realty Trust	62,710	993,954
CBL & Associates Properties, Inc.	36,985	740,440
Geo Group, Inc.	20,863	900,238
Gramercy Property Trust, Inc.	48,013	338,492
Hatteras Financial Corp.	102,698	1,884,508
Hospitality Properties Trust	35,524	1,094,494
Mack-Cali Realty Corp.	45,662	858,902
Medical Properties Trust, Inc.	61,400	929,596
New Residential Investment Corp.	62,810	949,059
Pennsylvania Real Estate Investment Trust	38,415	875,094
RAIT Financial Trust	106,593	785,590

		11,661,408

Recreational Centers - 0.4%

Life Time Fitness, Inc.†	16,061	928,326

Rental Auto/Equipment - 0.4%

Aaron’s, Inc.	34,925	1,041,114

Retail-Apparel/Shoe - 1.0%

Ascena Retail Group, Inc.†	68,534	918,356
Christopher & Banks Corp.†	84,818	424,090

Guess?, Inc.	65,311	1,182,782

		2,525,228

Retail-Convenience Store - 0.1%

TravelCenters of America LLC†	9,710	132,542

Retail-Discount - 0.2%

Big Lots, Inc.	10,510	501,432

Retail-Home Furnishings - 0.4%

Pier 1 Imports, Inc.	82,782	998,351

Retail-Restaurants - 2.5%

Brinker International, Inc.	13,925	827,980
Denny’s Corp.†	96,909	1,115,423
DineEquity, Inc.	11,475	1,245,382
Krispy Kreme Doughnuts, Inc.†	55,106	1,202,413
Ruby Tuesday, Inc.†	100,322	660,119
Wendy’s Co.	87,044	965,318

		6,016,635

Retail-Sporting Goods - 0.2%

Big 5 Sporting Goods Corp.	14,130	180,581
Vista Outdoor, Inc.†	7,500	327,450

		508,031

Rubber-Tires - 0.3%

Cooper Tire & Rubber Co.	19,060	725,424

Savings & Loans/Thrifts - 1.9%

Clifton Bancorp, Inc.	40,560	537,826
First Niagara Financial Group, Inc.	226,719	2,008,730
People’s United Financial, Inc.	82,570	1,249,284
Washington Federal, Inc.	42,310	893,587

		4,689,427

Security Services - 0.4%

Brink’s Co.	33,560	944,378

Semiconductor Components-Integrated Circuits - 0.3%

Exar Corp.†	61,557	659,891

Semiconductor Equipment - 0.4%

Kulicke & Soffa Industries, Inc.†	65,108	1,041,728

Silver Mining - 0.1%

Pan American Silver Corp.#	30,164	291,837

Steel-Producers - 0.2%

Worthington Industries, Inc.	21,422	578,394

Telecom Services - 0.3%

Aviat Networks, Inc.†	180,935	229,787
EarthLink Holdings Corp.	128,385	548,204

		777,991

Telecommunication Equipment - 0.8%

ARRIS Group, Inc.†	24,151	709,556
Plantronics, Inc.	22,810	1,150,537

		1,860,093

Television - 0.1%

CTC Media, Inc.	49,920	210,163

Textile-Products - 0.4%

Dixie Group, Inc.†	100,977	890,617

Tobacco - 0.4%

Universal Corp.#	18,375	880,346

Transactional Software - 0.5%

ACI Worldwide, Inc.†	62,047	1,231,633

Transport-Services - 0.4%

Ryder System, Inc.	9,961	936,234

Total Common Stocks
(cost $190,089,905)		227,909,699

EXCHANGE-TRADED FUNDS - 1.2%
iShares Russell 2000 Value ETF#	14,954	1,523,364
iShares Russell Midcap Value Index Fund#	20,512	1,552,348

Total Exchange-Traded Funds
(cost $2,976,453)		3,075,712

Total Long-Term Investment Securities
(cost $193,066,358)		230,985,411

SHORT-TERM INVESTMENT SECURITIES - 9.8%
Registered Investment Companies - 5.0%

State Street Navigator Securities Lending Prime Portfolio(1)	12,174,478	12,174,478

Time Deposits - 4.8%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/02/2015	$11,568,000	11,568,000

Total Short-Term Investment Securities
(cost $23,742,478)		23,742,478

TOTAL INVESTMENTS
(cost $216,808,836)(2)	104.8%	254,727,889
Liabilities in excess of other assets	(4.8)	(11,758,058)

NET ASSETS	100.0%	$242,969,831

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At February 28, 2015, the Fund had loaned securities with a total value of $11,951,669. This was secured by collateral of $12,174,478, which was received in cash and subsequently invested in short-term investments currently valued at $12,174,478 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$227,909,699	$—	$—	$227,909,699
Exchange-Traded Funds	3,075,712	—	—	3,075,712
Short-Term Investment Securities:
Registered Investment Companies	12,174,478	—	—	12,174,478
Time Deposits	—	11,568,000	—	11,568,000

Total Investments at Value	$243,159,889	$11,568,000	$—	$254,727,889

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.1%
Aerospace/Defense - 0.6%

Aerovironment, Inc.†	30,611	$839,048

Apparel Manufacturers - 1.3%

Under Armour, Inc., Class A†	22,130	1,704,231

Applications Software - 5.3%

Demandware, Inc.†	18,184	1,149,047
NetSuite, Inc.†#	13,687	1,319,701
Red Hat, Inc.†	25,887	1,789,309
ServiceNow, Inc.†	25,409	1,937,690
Tableau Software, Inc., Class A†	7,600	714,476

		6,910,223

Auto/Truck Parts & Equipment-Original - 1.0%

BorgWarner, Inc.	20,239	1,243,889

Banks-Commercial - 3.5%

Eagle Bancorp, Inc.†	52,608	1,954,387
First Republic Bank	46,331	2,640,867

		4,595,254

Banks-Super Regional - 0.7%

Independent Bank Group, Inc.	26,575	958,560

Building-Heavy Construction - 1.7%

SBA Communications Corp., Class A†	17,672	2,203,875

Building-Residential/Commercial - 1.1%

M/I Homes, Inc.†	65,582	1,427,720

Chemicals-Specialty - 1.6%

Ashland, Inc.	7,523	960,085
International Flavors & Fragrances, Inc.	9,388	1,144,679

		2,104,764

Coatings/Paint - 1.3%

Axalta Coating Systems, Ltd.†	57,961	1,646,092

Commercial Services - 3.0%

Healthcare Services Group, Inc.	76,818	2,578,780
HMS Holdings Corp.†	77,563	1,360,455

		3,939,235

Commercial Services-Finance - 2.4%

EVERTEC, Inc.	45,377	946,111
FleetCor Technologies, Inc.†	9,693	1,487,197
Global Payments, Inc.	6,805	625,107

		3,058,415

Communications Software - 0.9%

Mavenir Systems, Inc.†#	83,464	1,216,071

Computer Software - 1.2%

InterXion Holding NV†	50,742	1,617,148

Computers-Periphery Equipment - 1.6%

Electronics for Imaging, Inc.†	51,815	2,103,689

Consulting Services - 1.1%

Advisory Board Co.†	26,544	1,436,561

Diagnostic Equipment - 1.3%

Cepheid†	29,440	1,673,370

Distribution/Wholesale - 1.2%

LKQ Corp.†	64,662	1,589,069

Drug Delivery Systems - 0.2%

Revance Therapeutics, Inc.†#	20,021	321,337

Electronic Components-Semiconductors - 0.9%

IPG Photonics Corp.†#	12,856	1,232,890

Electronic Connectors - 1.3%

Amphenol Corp., Class A	29,249	1,651,399

Enterprise Software/Service - 1.7%

Guidewire Software, Inc.†	31,927	1,777,057
OPOWER, Inc.†#	27,965	420,034

		2,197,091

Finance-Consumer Loans - 2.8%

Navient Corp.	100,281	2,146,013
SLM Corp.	153,398	1,452,679

		3,598,692

Financial Guarantee Insurance - 0.5%

MGIC Investment Corp.†#	74,136	676,862

Food-Canned - 1.5%

TreeHouse Foods, Inc.†	23,275	1,944,859

Food-Misc./Diversified - 2.9%

Hain Celestial Group, Inc.†	33,106	2,070,118
McCormick & Co., Inc.	21,844	1,646,601

		3,716,719

Food-Retail - 1.3%

Sprouts Farmers Market, Inc.†#	47,577	1,751,309

Hazardous Waste Disposal - 0.4%

Stericycle, Inc.†	3,751	506,273

Human Resources - 0.5%

TriNet Group, Inc.†	19,188	697,292

Industrial Gases - 1.2%

Airgas, Inc.	13,579	1,591,730

Instruments-Controls - 2.1%

Mettler-Toledo International, Inc.†	3,240	1,017,911
Sensata Technologies Holding NV†	32,267	1,734,028

		2,751,939

Instruments-Scientific - 0.9%

PerkinElmer, Inc.	25,541	1,200,427

Internet Application Software - 0.8%

Splunk, Inc.†	15,925	1,070,956

Internet Content-Entertainment - 0.5%

Pandora Media, Inc.†	43,477	643,460

Machinery-General Industrial - 1.0%

IDEX Corp.	16,260	1,256,248

Machinery-Pumps - 2.6%

Flowserve Corp.	21,247	1,320,076
Graco, Inc.	27,935	2,116,914

		3,436,990

Medical Instruments - 1.5%

Bruker Corp.†	32,140	611,624
DexCom, Inc.†	21,550	1,308,947

		1,920,571

Medical Products - 2.6%

Henry Schein, Inc.†	8,603	1,204,850
Teleflex, Inc.	11,179	1,360,373
Tornier NV†	34,327	838,952

		3,404,175

Medical-Biomedical/Gene - 3.9%

Achillion Pharmaceuticals, Inc.†#	52,813	641,150
Alder Biopharmaceuticals, Inc.†	16,696	448,788
Bluebird Bio, Inc.†	8,690	828,331

Corium International, Inc.†#	45,269	310,545
Medivation, Inc.†	13,689	1,608,868
Stemline Therapeutics, Inc.†#	21,072	320,084
Synageva BioPharma Corp.†#	5,105	504,017
Ultragenyx Pharmaceutical, Inc.†#	8,700	472,149

		5,133,932

Medical-Drugs - 4.0%

Aerie Pharmaceuticals, Inc.†	12,779	359,345
Alkermes PLC†	24,621	1,729,625
Amicus Therapeutics, Inc.†	45,361	397,362
Cempra, Inc.†#	33,916	1,123,298
Clovis Oncology, Inc.†#	10,539	805,812
Forward Pharma A/S ADR†#	10,907	253,915
Ophthotech Corp.†#	10,055	540,305

		5,209,662

Medical-Hospitals - 1.8%

Acadia Healthcare Co., Inc.†	24,080	1,522,578
Adeptus Health, Inc., Class A†#	17,176	761,756

		2,284,334

MRI/Medical Diagnostic Imaging - 0.7%

Surgical Care Affiliates, Inc.†	28,907	938,899

Multimedia - 0.0%

RLJ Entertainment, Inc.†	10,161	17,375

Non-Hazardous Waste Disposal - 0.7%

Waste Connections, Inc.	19,419	912,110

Office Furnishings-Original - 1.0%

Interface, Inc.	61,785	1,247,439

Office Supplies & Forms - 0.8%

Avery Dennison Corp.	19,907	1,066,020

Oil Field Machinery & Equipment - 1.2%

Dril-Quip, Inc.†	21,193	1,539,883

Oil-Field Services - 0.4%

Weatherford International PLC†	37,623	477,436

Physicians Practice Management - 0.5%

MEDNAX, Inc.†	8,212	586,912

Power Converter/Supply Equipment - 2.6%

Generac Holdings, Inc.†#	34,109	1,681,233
Hubbell, Inc., Class B	15,117	1,720,314

		3,401,547

Real Estate Management/Services - 1.0%

CBRE Group, Inc., Class A†	37,154	1,272,896

Retail-Apparel/Shoe - 5.1%

Burlington Stores, Inc.†	37,464	2,081,874
Kate Spade & Co.†	77,539	2,671,219
PVH Corp.	17,558	1,870,454

		6,623,547

Retail-Auto Parts - 1.3%

Advance Auto Parts, Inc.	10,870	1,684,089

Retail-Home Furnishings - 1.3%

Restoration Hardware Holdings, Inc.†	19,340	1,703,854

Retail-Misc./Diversified - 1.2%

Five Below, Inc.†#	48,529	1,540,068

Retail-Perfume & Cosmetics - 1.6%

Ulta Salon Cosmetics & Fragrance, Inc.†	14,897	2,096,902

Retail-Pet Food & Supplies - 0.4%

Freshpet, Inc.†#	24,546	452,383

Retail-Restaurants - 4.4%

Bloomin’ Brands, Inc.	33,357	859,276
Chuy’s Holdings, Inc.†#	33,050	742,634
Jack in the Box, Inc.	12,711	1,229,027
Panera Bread Co., Class A†	12,522	2,021,426
Shake Shack, Inc.†#	557	24,035
Zoe’s Kitchen, Inc.†#	24,262	832,429

		5,708,827

Telecom Services - 1.0%

Level 3 Communications, Inc.†	24,297	1,308,636

Television - 0.4%

AMC Networks, Inc., Class A†	7,403	533,164

Therapeutics - 0.3%

Otonomy, Inc.†	10,585	392,492

Transport-Rail - 0.4%

Kansas City Southern	4,489	520,006

Transport-Truck - 2.5%

Roadrunner Transportation Systems, Inc.†	68,002	1,745,611
Swift Transportation Co.†	52,389	1,481,561

		3,227,172

Web Hosting/Design - 1.6%

Equinix, Inc.	9,517	2,133,474

Total Long-Term Investment Securities
(cost $104,952,229)		127,851,492

SHORT-TERM INVESTMENT SECURITIES - 13.4%
Registered Investment Companies - 13.4%

SSgA U.S. Government Money Market Fund	5,491,810	5,491,810
State Street Navigator Securities Lending Prime Portfolio(1)	11,909,819	11,909,819

Total Short-Term Investment Securities
(cost $17,401,629)		17,401,629

TOTAL INVESTMENTS
(cost $122,353,858)(2)	111.5%	145,253,121
Liabilities in excess of other assets	(11.5)	(14,975,961)

NET ASSETS	100.0%	$130,277,160

†	Non-income producing security
#	The security or a portion thereof is out on loan
ADR	- American Depository Receipt

(1)	At February 28, 2015, the Fund had loaned securities with a total value of $11,838,088. This was secured by collateral of $11,909,819, which was received in cash and subsequently invested in short-term investments currently valued at $11,909,819 as reported in the portfolio of investments. Additional collateral of $402,560 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2015
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	08/01/2027 to 06/15/2044	$3,169
Federal National Mtg. Assoc.	2.00% to 4.00%	01/25/2032 to 02/25/2044	15,566
Government National Mtg. Assoc.	0.37% to 4.00%	04/20/2039 to 10/20/2044	3,641
United States Treasury Notes/Bonds	0.13% to 8.88%	05/15/2015 to 05/15/2044	380,184

(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$127,851,492	$—	$—	$127,851,492
Short-Term Investment Securities	17,401,629	—	—	17,401,629

Total Investments at Value	$145,253,121	$—	$—	$145,253,121

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.2%
Advertising Agencies - 0.2%

Alliance Data Systems Corp.†	15,378	$4,282,927
Interpublic Group of Cos., Inc.	101,671	2,267,263
Omnicom Group, Inc.#	60,548	4,815,988

		11,366,178

Aerospace/Defense - 1.5%

Boeing Co.	159,946	24,127,854
General Dynamics Corp.	76,656	10,638,320
Lockheed Martin Corp.	65,096	13,022,455
Northrop Grumman Corp.	48,730	8,075,048
Raytheon Co.	74,951	8,152,420
Rockwell Collins, Inc.	32,595	2,903,563

		66,919,660

Aerospace/Defense-Equipment - 0.5%

United Technologies Corp.	205,239	25,020,686

Agricultural Chemicals - 0.5%

CF Industries Holdings, Inc.	11,938	3,655,774
Monsanto Co.	116,824	14,069,114
Mosaic Co.	76,846	4,092,818

		21,817,706

Agricultural Operations - 0.2%

Archer-Daniels-Midland Co.	155,683	7,454,102

Airlines - 0.3%

Delta Air Lines, Inc.	203,344	9,052,875
Southwest Airlines Co.	165,252	7,145,496

		16,198,371

Apparel Manufacturers - 0.3%

Michael Kors Holdings, Ltd.†	49,556	3,340,570
Ralph Lauren Corp.	14,591	2,004,949
Under Armour, Inc., Class A†#	40,176	3,093,954
VF Corp.	83,195	6,377,729

		14,817,202

Appliances - 0.1%

Whirlpool Corp.	18,855	3,996,317

Applications Software - 2.4%

Citrix Systems, Inc.†	39,702	2,528,025
Intuit, Inc.	68,507	6,688,338
Microsoft Corp.	1,987,686	87,160,031
Red Hat, Inc.†	45,577	3,150,282
salesforce.com, Inc.†	141,565	9,821,780

		109,348,456

Athletic Footwear - 0.4%

NIKE, Inc., Class B	168,340	16,349,181

Audio/Video Products - 0.0%

Harman International Industries, Inc.	16,392	2,261,932

Auto-Cars/Light Trucks - 0.6%

Ford Motor Co.	911,353	14,891,508
General Motors Co.	325,200	12,133,212

		27,024,720

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.	85,563	5,480,310

Auto/Truck Parts & Equipment-Original - 0.4%

BorgWarner, Inc.	55,052	3,383,496
Delphi Automotive PLC	72,297	5,699,895
Johnson Controls, Inc.	160,705	8,165,421

		17,248,812

Banks-Commercial - 0.3%

BB&T Corp.	173,591	6,605,137
M&T Bank Corp.#	31,836	3,852,156
Regions Financial Corp.	332,496	3,195,287
Zions Bancorporation	48,893	1,307,154

		14,959,734

Banks-Fiduciary - 0.5%

Bank of New York Mellon Corp.	272,990	10,684,829
Northern Trust Corp.	53,441	3,731,785
State Street Corp.	102,145	7,604,695

		22,021,309

Banks-Super Regional - 2.6%

Capital One Financial Corp.	135,405	10,657,728
Comerica, Inc.	43,586	1,995,367
Fifth Third Bancorp	201,260	3,896,394
Huntington Bancshares, Inc.	197,090	2,156,165
KeyCorp	211,493	2,946,097
PNC Financial Services Group, Inc.	126,941	11,673,494
SunTrust Banks, Inc.	128,108	5,252,428
US Bancorp	431,666	19,256,620
Wells Fargo & Co.	1,138,816	62,395,729

		120,230,022

Beverages-Non-alcoholic - 1.9%

Coca-Cola Co.	952,198	41,230,173
Coca-Cola Enterprises, Inc.	54,484	2,517,161
Dr Pepper Snapple Group, Inc.	47,092	3,710,379
Monster Beverage Corp.†	34,679	4,893,901
PepsiCo, Inc.	361,037	35,735,442

		88,087,056

Beverages-Wine/Spirits - 0.2%

Brown-Forman Corp., Class B	38,090	3,492,472
Constellation Brands, Inc., Class A†	40,459	4,641,457

		8,133,929

Brewery - 0.1%

Molson Coors Brewing Co., Class B	38,375	2,912,279

Broadcast Services/Program - 0.1%

Discovery Communications, Inc., Class A†#	35,722	1,153,821
Discovery Communications, Inc., Class C†	65,949	2,012,104
Scripps Networks Interactive, Inc., Class A	25,015	1,808,584

		4,974,509

Building Products-Cement - 0.1%

Martin Marietta Materials, Inc.	14,875	2,117,159
Vulcan Materials Co.	31,553	2,618,899

		4,736,058

Building Products-Wood - 0.0%

Masco Corp.	85,943	2,250,847

Building-Residential/Commercial - 0.1%

D.R. Horton, Inc.	79,973	2,184,063
Lennar Corp., Class A	42,924	2,155,214
PulteGroup, Inc.	81,583	1,840,512

		6,179,789

Cable/Satellite TV - 1.3%

Cablevision Systems Corp., Class A#	52,304	982,269
Comcast Corp., Class A	621,498	36,904,551
DIRECTV†	121,191	10,737,523

Time Warner Cable, Inc.	67,180	10,349,079

		58,973,422

Casino Hotels - 0.1%

Wynn Resorts, Ltd.	19,519	2,781,458

Chemicals-Diversified - 1.1%

Dow Chemical Co.	267,254	13,159,587
E.I. du Pont de Nemours & Co.	218,548	17,013,962
FMC Corp.	32,121	2,036,792
LyondellBasell Industries NV, Class A	100,247	8,612,220
PPG Industries, Inc.	33,258	7,828,268

		48,650,829

Chemicals-Specialty - 0.4%

Eastman Chemical Co.	36,006	2,681,007
Ecolab, Inc.	65,096	7,521,192
International Flavors & Fragrances, Inc.	19,614	2,391,535
Sigma-Aldrich Corp.	28,710	3,963,702

		16,557,436

Coal - 0.0%

CONSOL Energy, Inc.#	55,526	1,787,937

Coatings/Paint - 0.1%

Sherwin-Williams Co.#	20,088	5,729,098

Coffee - 0.1%

Keurig Green Mountain, Inc.	29,373	3,747,407

Commercial Services - 0.1%

Cintas Corp.	23,308	1,945,752
Quanta Services, Inc.†	52,304	1,505,309

		3,451,061

Commercial Services-Finance - 1.1%

Automatic Data Processing, Inc.	115,979	10,303,574
Equifax, Inc.	29,373	2,742,557
H&R Block, Inc.	66,328	2,265,101
MasterCard, Inc., Class A	237,456	21,401,909
McGraw Hill Financial, Inc.	65,380	6,740,678
Moody’s Corp.	44,818	4,344,657
Total System Services, Inc.	39,891	1,523,836
Western Union Co.#	127,824	2,495,125

		51,817,437

Computer Aided Design - 0.1%

Autodesk, Inc.†	54,768	3,518,296

Computer Services - 1.3%

Accenture PLC, Class A	152,271	13,708,958
Cognizant Technology Solutions Corp., Class A†	146,681	9,165,363
Computer Sciences Corp.	34,963	2,479,576
International Business Machines Corp.	222,031	35,955,700

		61,309,597

Computer Software - 0.1%

Akamai Technologies, Inc.†	43,018	2,990,181

Computers - 4.3%

Apple, Inc.	1,414,816	181,747,263
Hewlett-Packard Co.	450,182	15,684,341

		197,431,604

Computers-Integrated Systems - 0.0%

Teradata Corp.†#	37,428	1,666,295

Computers-Memory Devices - 0.7%

EMC Corp.	489,411	14,163,554
NetApp, Inc.	77,035	2,977,403
SanDisk Corp.	54,105	4,324,613
Seagate Technology PLC#	78,835	4,818,395
Western Digital Corp.	53,062	5,676,573

		31,960,538

Consumer Products-Misc. - 0.3%

Clorox Co.	31,079	3,376,423
Kimberly-Clark Corp.	90,206	9,891,990

		13,268,413

Containers-Metal/Glass - 0.1%

Ball Corp.	33,353	2,391,744
Owens-Illinois, Inc.†	39,797	1,041,089

		3,432,833

Containers-Paper/Plastic - 0.1%

Sealed Air Corp.	51,167	2,411,501

Cosmetics & Toiletries - 1.6%

Avon Products, Inc.	104,798	891,831
Colgate-Palmolive Co.	207,135	14,669,301
Estee Lauder Cos., Inc., Class A	54,294	4,488,485
Procter & Gamble Co.	653,149	55,602,574

		75,652,191

Cruise Lines - 0.2%

Carnival Corp.	108,684	4,781,009
Royal Caribbean Cruises, Ltd.	40,236	3,074,835

		7,855,844

Data Processing/Management - 0.3%

Dun & Bradstreet Corp.	8,811	1,167,281
Fidelity National Information Services, Inc.	68,887	4,656,073
Fiserv, Inc.†	60,074	4,689,977
Paychex, Inc.#	78,835	3,928,742

		14,442,073

Dental Supplies & Equipment - 0.1%

DENTSPLY International, Inc.	34,206	1,813,260
Patterson Cos., Inc.	20,845	1,043,813

		2,857,073

Dialysis Centers - 0.1%

DaVita HealthCare Partners, Inc.†	41,407	3,088,962

Disposable Medical Products - 0.1%

C.R. Bard, Inc.	18,002	3,044,858

Distribution/Wholesale - 0.2%

Fastenal Co.#	65,854	2,736,234
Fossil Group, Inc.†	11,275	969,763
Genuine Parts Co.	36,954	3,550,540
WW Grainger, Inc.#	14,686	3,479,260

		10,735,797

Diversified Banking Institutions - 3.6%

Bank of America Corp.	2,536,699	40,105,211
Citigroup, Inc.#	731,322	38,335,899
Goldman Sachs Group, Inc.	97,715	18,545,330
JPMorgan Chase & Co.	901,789	55,261,630
Morgan Stanley	369,450	13,222,616

		165,470,686

Diversified Manufacturing Operations - 3.0%

3M Co.	154,589	26,071,435
Danaher Corp.	147,060	12,835,397
Dover Corp.	40,176	2,894,681
Eaton Corp. PLC	114,843	8,155,001
General Electric Co.	2,420,435	62,907,106
Illinois Tool Works, Inc.	88,027	8,702,349
Ingersoll-Rand PLC	64,527	4,335,569
Parker-Hannifin Corp.	35,911	4,405,920
Pentair PLC	46,429	3,086,136

Textron, Inc.	67,370	2,985,165

		136,378,759

Diversified Operations - 0.0%

Leucadia National Corp.	76,467	1,814,562

E-Commerce/Products - 1.1%

Amazon.com, Inc.†	91,438	34,761,070
eBay, Inc.†	272,421	15,775,900

		50,536,970

E-Commerce/Services - 0.6%

Expedia, Inc.	23,972	2,199,431
Netflix, Inc.†	14,496	6,884,295
Priceline Group, Inc.†	12,601	15,593,486
TripAdvisor, Inc.†#	26,909	2,401,628

		27,078,840

Electric Products-Misc. - 0.3%

AMETEK, Inc.	59,316	3,152,052
Emerson Electric Co.	168,379	9,752,512

		12,904,564

Electric-Generation - 0.0%

AES Corp.	160,515	2,081,880

Electric-Integrated - 2.6%

Ameren Corp.	58,558	2,483,445
American Electric Power Co., Inc.	117,875	6,787,242
CMS Energy Corp.	66,328	2,330,103
Consolidated Edison, Inc.	70,687	4,463,177
Dominion Resources, Inc.	140,522	10,130,231
DTE Energy Co.	42,734	3,505,470
Duke Energy Corp.	170,653	13,404,793
Edison International	78,551	5,046,902
Entergy Corp.	43,302	3,442,942
Eversource Energy	76,182	3,942,418
Exelon Corp.#	207,230	7,029,242
FirstEnergy Corp.	101,387	3,546,517
Integrys Energy Group, Inc.	19,329	1,444,456
NextEra Energy, Inc.	105,272	10,891,441
Pepco Holdings, Inc.	60,548	1,643,273
PG&E Corp.	113,706	6,109,423
Pinnacle West Capital Corp.	26,625	1,706,130
PPL Corp.	160,231	5,463,877
Public Service Enterprise Group, Inc.	122,044	5,133,171
SCANA Corp.	34,301	1,953,442
Southern Co.	216,042	9,892,563
TECO Energy, Inc.	56,284	1,104,855
Wisconsin Energy Corp.#	54,389	2,772,751
Xcel Energy, Inc.	121,949	4,302,361

		118,530,225

Electronic Components-Misc. - 0.3%

Corning, Inc.	311,461	7,599,648
Garmin, Ltd.#	29,278	1,453,067
TE Connectivity, Ltd.	98,734	7,121,684

		16,174,399

Electronic Components-Semiconductors - 1.9%

Altera Corp.	74,572	2,759,910
Avago Technologies, Ltd.	60,737	7,751,256
Broadcom Corp., Class A	129,720	5,867,236
First Solar, Inc.†	18,097	1,081,205
Intel Corp.	1,166,380	38,782,135
Microchip Technology, Inc.#	48,325	2,477,623
Micron Technology, Inc.†	258,303	7,922,153
NVIDIA Corp.	124,223	2,740,359
Texas Instruments, Inc.	254,819	14,983,357
Xilinx, Inc.	64,812	2,746,084

		87,111,318

Electronic Connectors - 0.1%

Amphenol Corp., Class A	75,614	4,269,166

Electronic Forms - 0.2%

Adobe Systems, Inc.†	113,990	9,016,609

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.	80,447	3,395,668
FLIR Systems, Inc.	34,206	1,104,170

		4,499,838

Electronic Security Devices - 0.1%

Allegion PLC	23,214	1,340,144
Tyco International PLC	100,981	4,263,418

		5,603,562

Electronics-Military - 0.1%

L-3 Communications Holdings, Inc.	20,845	2,697,968

Engineering/R&D Services - 0.1%

Fluor Corp.	37,996	2,203,768
Jacobs Engineering Group, Inc.†	32,121	1,424,245

		3,628,013

Engines-Internal Combustion - 0.1%

Cummins, Inc.	41,217	5,862,294

Enterprise Software/Service - 0.8%

CA, Inc.	77,320	2,514,447
Oracle Corp.	780,366	34,195,638

		36,710,085

Entertainment Software - 0.1%

Electronic Arts, Inc.†	75,424	4,312,744

Filtration/Separation Products - 0.1%

Pall Corp.	25,773	2,598,176

Finance-Consumer Loans - 0.0%

Navient Corp.	101,198	2,165,637

Finance-Credit Card - 1.2%

American Express Co.	214,658	17,513,946
Discover Financial Services	109,396	6,670,968
Visa, Inc., Class A	117,825	31,967,101

		56,152,015

Finance-Investment Banker/Broker - 0.2%

Charles Schwab Corp.	276,686	8,117,967
E*TRADE Financial Corp.†	69,644	1,813,182

		9,931,149

Finance-Other Services - 0.3%

CME Group, Inc.	76,182	7,308,139
Intercontinental Exchange, Inc.	27,383	6,444,863
NASDAQ OMX Group, Inc.	28,521	1,430,613

		15,183,615

Food-Confectionery - 0.1%

Hershey Co.	36,006	3,736,703
J.M. Smucker Co.	24,541	2,830,804

		6,567,507

Food-Meat Products - 0.1%

Hormel Foods Corp.	32,405	1,896,017
Tyson Foods, Inc., Class A	70,687	2,920,080

		4,816,097

Food-Misc./Diversified - 1.0%

Campbell Soup Co.	43,208	2,013,061
ConAgra Foods, Inc.	101,956	3,566,421
General Mills, Inc.	147,723	7,946,020

Kellogg Co.	61,685	3,977,449
Kraft Foods Group, Inc.	143,270	9,177,876
McCormick & Co., Inc.	31,269	2,357,057
Mondelez International, Inc., Class A	406,690	15,021,095

		44,058,979

Food-Retail - 0.3%

Kroger Co.	117,970	8,393,566
Whole Foods Market, Inc.#	87,174	4,924,459

		13,318,025

Food-Wholesale/Distribution - 0.1%

Sysco Corp.	141,563	5,519,541

Gas-Distribution - 0.3%

AGL Resources, Inc.	28,805	1,414,614
CenterPoint Energy, Inc.	103,662	2,155,133
NiSource, Inc.	76,088	3,264,936
Sempra Energy	55,715	6,028,363

		12,863,046

Gold Mining - 0.1%

Newmont Mining Corp.	120,339	3,168,526

Hazardous Waste Disposal - 0.1%

Stericycle, Inc.†	20,466	2,762,296

Home Decoration Products - 0.1%

Newell Rubbermaid, Inc.	66,044	2,594,869

Home Furnishings - 0.0%

Leggett & Platt, Inc.	33,069	1,489,758

Hotels/Motels - 0.2%

Marriott International, Inc., Class A#	52,588	4,370,063
Starwood Hotels & Resorts Worldwide, Inc.	43,054	3,458,528
Wyndham Worldwide Corp.	30,226	2,765,074

		10,593,665

Human Resources - 0.0%

Robert Half International, Inc.	33,163	2,054,779

Independent Power Producers - 0.0%

NRG Energy, Inc.	81,489	1,954,106

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.	33,258	3,892,516

Industrial Gases - 0.4%

Air Products & Chemicals, Inc.	46,239	7,219,758
Airgas, Inc.	16,202	1,899,198
Praxair, Inc.#	70,402	9,004,416

		18,123,372

Instruments-Controls - 0.4%

Honeywell International, Inc.	188,752	19,399,931

Instruments-Scientific - 0.3%

PerkinElmer, Inc.	27,194	1,278,118
Thermo Fisher Scientific, Inc.	96,271	12,515,230
Waters Corp.†	20,276	2,440,825

		16,234,173

Insurance Brokers - 0.3%

Aon PLC	70,023	7,027,508
Marsh & McLennan Cos., Inc.	131,330	7,471,364

		14,498,872

Insurance-Life/Health - 0.6%

Aflac, Inc.	109,252	6,800,937
Lincoln National Corp.	63,012	3,632,012
Principal Financial Group, Inc.	65,949	3,374,610
Prudential Financial, Inc.	110,958	8,970,954
Torchmark Corp.	31,458	1,675,139
Unum Group	61,495	2,063,772

		26,517,424

Insurance-Multi-line - 1.4%

ACE, Ltd.	81,015	9,236,520
Allstate Corp.	101,183	7,143,520
American International Group, Inc.(5)	337,710	18,685,494
Assurant, Inc.	17,245	1,056,601
Cincinnati Financial Corp.	35,532	1,874,668
Genworth Financial, Inc., Class A†	119,770	928,218
Hartford Financial Services Group, Inc.	104,089	4,263,485
Loews Corp.	73,529	3,015,424
MetLife, Inc.	274,055	13,930,216
XL Group PLC	64,053	2,318,719

		62,452,865

Insurance-Property/Casualty - 0.4%

Chubb Corp.	57,989	5,824,995
Progressive Corp.	129,815	3,459,570
Travelers Cos., Inc.	79,945	8,589,291

		17,873,856

Insurance-Reinsurance - 1.4%

Berkshire Hathaway, Inc., Class B†	439,759	64,824,874

Internet Content-Entertainment - 0.9%

Facebook, Inc., Class A†	504,399	39,832,389

Internet Infrastructure Software - 0.0%

F5 Networks, Inc.†	17,908	2,115,203

Internet Security - 0.1%

Symantec Corp.	166,579	4,191,128
VeriSign, Inc.†#	27,099	1,734,878

		5,926,006

Investment Management/Advisor Services - 0.8%

Affiliated Managers Group, Inc.†	13,360	2,891,371
Ameriprise Financial, Inc.	45,198	6,039,809
BlackRock, Inc.	30,416	11,297,111
Franklin Resources, Inc.	95,039	5,115,949
Invesco, Ltd.	104,419	4,204,953
Legg Mason, Inc.	24,541	1,405,463
T. Rowe Price Group, Inc.	63,485	5,243,861

		36,198,517

Machinery-Construction & Mining - 0.3%

Caterpillar, Inc.	146,045	12,107,131
Joy Global, Inc.	23,688	1,049,852

		13,156,983

Machinery-Farming - 0.2%

Deere & Co.	86,416	7,829,290

Machinery-General Industrial - 0.1%

Roper Industries, Inc.	24,162	4,048,826

Machinery-Pumps - 0.1%

Flowserve Corp.	32,974	2,048,675
Xylem, Inc.	44,060	1,572,942

		3,621,617

Medical Information Systems - 0.1%

Cerner Corp.†	73,245	5,278,035

Medical Instruments - 1.0%

Boston Scientific Corp.†	319,799	5,404,603
Edwards Lifesciences Corp.†	25,583	3,403,051
Intuitive Surgical, Inc.†	8,716	4,358,000
Medtronic PLC#	340,493	26,418,852
St. Jude Medical, Inc.	68,697	4,580,716

		44,165,222

Medical Labs & Testing Services - 0.1%

Laboratory Corp. of America Holdings†	24,166	2,973,143
Quest Diagnostics, Inc.	34,869	2,445,712

		5,418,855

Medical Products - 0.8%

Baxter International, Inc.	130,667	9,035,623
Becton Dickinson and Co.	46,239	6,784,186
CareFusion Corp.†	48,893	2,937,492
Hospira, Inc.†	40,744	3,566,730
Stryker Corp.	72,108	6,832,233
Varian Medical Systems, Inc.†	24,920	2,316,812
Zimmer Holdings, Inc.	40,744	4,905,170

		36,378,246

Medical-Biomedical/Gene - 3.0%

Alexion Pharmaceuticals, Inc.†	47,756	8,613,750
Amgen, Inc.	183,256	28,903,136
Biogen Idec, Inc.†	56,947	23,324,922
Celgene Corp.†	192,827	23,434,265
Gilead Sciences, Inc.†	364,618	37,748,902
Regeneron Pharmaceuticals, Inc.†	17,813	7,371,732
Vertex Pharmaceuticals, Inc.†	57,421	6,857,790

		136,254,497

Medical-Drugs - 5.9%

Abbott Laboratories	362,723	17,182,189
AbbVie, Inc.	383,948	23,228,854
Allergan, Inc.	71,729	16,694,208
Bristol-Myers Squibb Co.	399,962	24,365,685
Eli Lilly & Co.	237,172	16,642,359
Endo International PLC†#	40,127	3,434,871
Johnson & Johnson	675,249	69,219,775
Mallinckrodt PLC†	27,289	3,185,172
Merck & Co., Inc.	687,736	40,260,065
Pfizer, Inc.	1,519,951	52,164,718
Zoetis, Inc.	120,907	5,572,604

		271,950,500

Medical-Generic Drugs - 0.6%

Actavis PLC†#	63,769	18,579,736
Mylan NV†	90,206	5,171,059
Perrigo Co. PLC	33,958	5,245,492

		28,996,287

Medical-HMO - 1.3%

Aetna, Inc.	85,563	8,517,797
Anthem, Inc.#	65,120	9,536,824
Cigna Corp.	63,674	7,744,669
Humana, Inc.	37,238	6,121,182
UnitedHealth Group, Inc.	231,537	26,309,549

		58,230,021

Medical-Hospitals - 0.2%

HCA Holdings, Inc.†	73,305	5,244,239
Tenet Healthcare Corp.†	23,593	1,092,356
Universal Health Services, Inc., Class B	21,982	2,491,660

		8,828,255

Medical-Wholesale Drug Distribution - 0.5%

AmerisourceBergen Corp.	51,452	5,287,208
Cardinal Health, Inc.	81,204	7,145,140
McKesson Corp.	55,905	12,785,473

		25,217,821

Metal Processors & Fabrication - 0.2%

Precision Castparts Corp.	34,585	7,480,735

Metal-Aluminum - 0.1%

Alcoa, Inc.	283,792	4,197,284

Metal-Copper - 0.1%

Freeport-McMoRan, Inc.#	250,628	5,421,084

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.	52,493	3,336,980

Multimedia - 1.7%

Time Warner, Inc.	202,274	16,558,150
Twenty-First Century Fox, Inc., Class A	447,317	15,656,095
Viacom, Inc., Class B	89,118	6,232,913
Walt Disney Co.	376,343	39,169,779

		77,616,937

Networking Products - 0.8%

Cisco Systems, Inc.	1,230,115	36,300,694

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	60,926	2,493,092
Waste Management, Inc.	104,609	5,699,098

		8,192,190

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.	48,893	1,132,851
Xerox Corp.	261,524	3,569,802

		4,702,653

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	22,646	1,212,693

Oil & Gas Drilling - 0.1%

Diamond Offshore Drilling, Inc.#	16,202	493,027
Ensco PLC, Class A	56,379	1,379,594
Helmerich & Payne, Inc.	26,151	1,753,686
Nabors Industries, Ltd.	69,834	894,573
Noble Corp. PLC#	61,306	1,020,132
Transocean, Ltd.#	82,152	1,325,112

		6,866,124

Oil Companies-Exploration & Production - 2.2%

Anadarko Petroleum Corp.	122,044	10,279,766
Apache Corp.	92,291	6,076,439
Cabot Oil & Gas Corp.#	100,630	2,918,270
Chesapeake Energy Corp.	125,266	2,089,437
Cimarex Energy Co.	21,035	2,307,119
ConocoPhillips	296,584	19,337,277
Denbury Resources, Inc.#	84,995	713,958
Devon Energy Corp.	92,764	5,713,335
EOG Resources, Inc.	132,088	11,850,935
EQT Corp.	36,575	2,919,051
Hess Corp.	63,107	4,738,074
Newfield Exploration Co.†	38,274	1,264,190
Noble Energy, Inc.	91,989	4,344,641
Occidental Petroleum Corp.	188,088	14,648,293
Pioneer Natural Resources Co.	35,920	5,478,518
QEP Resources, Inc.	39,986	858,899
Range Resources Corp.	40,649	2,013,751
Southwestern Energy Co.†	91,484	2,294,419

		99,846,372

Oil Companies-Integrated - 3.2%

Chevron Corp.	456,040	48,650,347
Exxon Mobil Corp.	1,021,525	90,445,824
Marathon Oil Corp.	162,694	4,532,655
Murphy Oil Corp.	40,271	2,049,391

		145,678,217

Oil Field Machinery & Equipment - 0.2%

Cameron International Corp.†	48,988	2,306,355
FMC Technologies, Inc.†	56,663	2,262,554
National Oilwell Varco, Inc.	103,757	5,639,193

		10,208,102

Oil Refining & Marketing - 0.6%

Marathon Petroleum Corp.	68,318	7,173,390
Phillips 66	134,836	10,579,233
Tesoro Corp.	30,890	2,836,938
Valero Energy Corp.	127,350	7,856,221

		28,445,782

Oil-Field Services - 0.9%

Baker Hughes, Inc.	104,988	6,562,800
Halliburton Co.	205,144	8,808,883
Schlumberger, Ltd.	310,422	26,125,116

		41,496,799

Paper & Related Products - 0.2%

International Paper Co.	102,998	5,810,117
MeadWestvaco Corp.	40,649	2,156,836

		7,966,953

Pharmacy Services - 0.3%

Express Scripts Holding Co.†	177,046	15,011,730

Pipelines - 0.7%

Kinder Morgan, Inc.	409,900	16,809,999
ONEOK, Inc.#	50,219	2,222,693
Spectra Energy Corp.	161,841	5,743,737
Williams Cos., Inc.	162,220	7,955,269

		32,731,698

Publishing-Newspapers - 0.1%

Gannett Co., Inc.	54,389	1,925,371
News Corp., Class A†	120,149	2,075,574

		4,000,945

Publishing-Periodicals - 0.1%

Nielsen NV#	78,035	3,527,962

Real Estate Investment Trusts - 2.4%

American Tower Corp.	101,307	10,043,576
Apartment Investment & Management Co., Class A	37,248	1,403,505
AvalonBay Communities, Inc.	31,648	5,327,624
Boston Properties, Inc.	36,954	5,077,849
Crown Castle International Corp.	80,542	6,951,580
Equity Residential	87,269	6,722,331
Essex Property Trust, Inc.#	15,349	3,414,078
General Growth Properties, Inc.	151,418	4,392,636
HCP, Inc.	110,673	4,688,108
Health Care REIT, Inc.#	82,272	6,343,994
Host Hotels & Resorts, Inc.	182,593	3,834,453
Iron Mountain, Inc.	44,981	1,653,052
Kimco Realty Corp.	99,113	2,604,690
Macerich Co.	33,922	2,837,575
Plum Creek Timber Co., Inc.	42,734	1,856,365
Prologis, Inc.	120,623	5,151,808
Public Storage	34,963	6,895,403
Simon Property Group, Inc.	74,951	14,267,672
Ventas, Inc.	77,171	5,746,925
Vornado Realty Trust	42,071	4,629,493
Weyerhaeuser Co.	127,445	4,474,594

		108,317,311

Real Estate Management/Services - 0.1%

CBRE Group, Inc., Class A†	67,275	2,304,842

Rental Auto/Equipment - 0.0%

United Rentals, Inc.†#	23,119	2,151,454

Retail-Apparel/Shoe - 0.4%

Coach, Inc.	66,234	2,884,491
Gap, Inc.	66,044	2,747,430
L Brands, Inc.	59,221	5,440,041
PVH Corp.	19,898	2,119,734
Ross Stores, Inc.	50,599	5,353,880
Urban Outfitters, Inc.†	24,635	959,780

		19,505,356

Retail-Auto Parts - 0.2%

AutoZone, Inc.†	7,864	5,054,035
O’Reilly Automotive, Inc.†	25,015	5,206,372

		10,260,407

Retail-Automobile - 0.1%

AutoNation, Inc.†	18,855	1,159,582
CarMax, Inc.†	52,872	3,548,240

		4,707,822

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†	44,641	3,332,897

Retail-Building Products - 1.2%

Home Depot, Inc.	317,908	36,479,943
Lowe’s Cos., Inc.	234,702	17,389,071

		53,869,014

Retail-Computer Equipment - 0.0%

GameStop Corp., Class A#	27,194	1,005,362

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.#	70,023	2,667,876

Retail-Discount - 1.5%

Costco Wholesale Corp.	105,746	15,540,432
Dollar General Corp.†	73,150	5,312,153
Dollar Tree, Inc.†	49,556	3,948,622
Family Dollar Stores, Inc.	23,119	1,820,390
Target Corp.	152,840	11,742,697
Wal-Mart Stores, Inc.	380,916	31,970,280

		70,334,574

Retail-Drug Store - 1.0%

CVS Health Corp.	276,550	28,725,249
Walgreens Boots Alliance, Inc.	210,341	17,475,130

		46,200,379

Retail-Gardening Products - 0.1%

Tractor Supply Co.	33,163	2,922,324

Retail-Jewelry - 0.1%

Tiffany & Co.	27,099	2,390,674

Retail-Major Department Stores - 0.3%

Nordstrom, Inc.	34,396	2,766,470
TJX Cos., Inc.	167,148	11,473,039

		14,239,509

Retail-Office Supplies - 0.1%

Staples, Inc.#	155,398	2,605,247

Retail-Pet Food & Supplies - 0.0%

PetSmart, Inc.	23,972	1,987,519

Retail-Regional Department Stores - 0.2%

Kohl’s Corp.#	49,366	3,643,211
Macy’s, Inc.	85,184	5,427,924

		9,071,135

Retail-Restaurants - 1.2%

Chipotle Mexican Grill, Inc.†	7,485	4,977,301
Darden Restaurants, Inc.	29,831	1,909,184
McDonald’s Corp.	234,773	23,219,050
Starbucks Corp.	181,172	16,936,864
Yum! Brands, Inc.	106,031	8,600,174

		55,642,573

Rubber-Tires - 0.0%

Goodyear Tire & Rubber Co.	66,422	1,775,460

Savings & Loans/Thrifts - 0.0%

Hudson City Bancorp, Inc.	116,074	1,132,882
People’s United Financial, Inc.#	74,856	1,132,572

		2,265,454

Security Services - 0.0%

ADT Corp.#	41,976	1,646,299

Semiconductor Components-Integrated Circuits - 0.8%

Analog Devices, Inc.	75,803	4,437,508
Linear Technology Corp.	57,516	2,771,408
QUALCOMM, Inc.	401,081	29,082,383

		36,291,299

Semiconductor Equipment - 0.3%

Applied Materials, Inc.	293,931	7,362,972
KLA-Tencor Corp.	39,891	2,591,120
Lam Research Corp.	39,133	3,226,907

		13,180,999

Steel-Producers - 0.1%

Nucor Corp.	76,941	3,618,535

Steel-Specialty - 0.0%

Allegheny Technologies, Inc.	26,246	883,440

Telecom Services - 0.1%

Level 3 Communications, Inc.†	67,028	3,610,128

Telecommunication Equipment - 0.1%

Harris Corp.	25,299	1,965,226
Juniper Networks, Inc.	96,839	2,315,421

		4,280,647

Telephone-Integrated - 2.2%

AT&T, Inc.	1,251,056	43,236,496
CenturyLink, Inc.#	137,584	5,208,930
Frontier Communications Corp.#	241,721	1,928,934
Verizon Communications, Inc.	999,954	49,447,725
Windstream Holdings, Inc.	145,354	1,146,843

		100,968,928

Television - 0.1%

CBS Corp., Class B	116,927	6,910,386

Textile-Home Furnishings - 0.1%

Mohawk Industries, Inc.†	14,970	2,759,720

Tobacco - 1.5%

Altria Group, Inc.	478,420	26,930,262
Lorillard, Inc.	86,889	5,944,945
Philip Morris International, Inc.	374,813	31,094,486
Reynolds American, Inc.	74,288	5,617,659

		69,587,352

Tools-Hand Held - 0.1%

Snap-on, Inc.	14,023	2,064,606
Stanley Black & Decker, Inc.	37,711	3,708,500

		5,773,106

Toys - 0.1%

Hasbro, Inc.#	27,668	1,724,131
Mattel, Inc.	81,489	2,144,791

		3,868,922

Transport-Rail - 1.0%

CSX Corp.	241,152	8,273,925
Kansas City Southern	26,625	3,084,240
Norfolk Southern Corp.	74,667	8,150,650
Union Pacific Corp.	214,483	25,793,725

		45,302,540

Transport-Services - 0.7%

C.H. Robinson Worldwide, Inc.#	35,532	2,640,027
Expeditors International of Washington, Inc.	47,092	2,274,544
FedEx Corp.	64,053	11,336,100
Ryder System, Inc.	12,791	1,202,226
United Parcel Service, Inc., Class B#	168,148	17,105,696

		34,558,593

Vitamins & Nutrition Products - 0.1%

Mead Johnson Nutrition Co.	48,799	5,112,183

Web Portals/ISP - 1.9%

Google, Inc., Class A†	68,763	38,688,127
Google, Inc., Class C†	68,507	38,254,309
Yahoo!, Inc.†	212,538	9,411,182

		86,353,618

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	51,103	3,471,938

Total Long-Term Investment Securities
(cost $2,390,170,002)		4,508,667,783

SHORT-TERM INVESTMENT SECURITIES - 2.2%
Registered Investment Companies - 0.9%

State Street Navigator Securities Lending Prime Portfolio(1)	42,241,272	42,241,272

U.S. Government Treasuries - 1.3%

United States Treasury Bills
Disc. Notes
0.00% due 03/12/2015(2)	$40,000,000	39,999,969
0.01% due 03/12/2015(2)	2,100,000	2,099,997
0.01% due 05/21/2015	15,000,000	14,999,505

		57,099,471

Total Short-Term Investment Securities
(cost $99,340,900)		99,340,743

REPURCHASE AGREEMENTS - 0.4%

State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $18,581,000)	18,581,000	18,581,000

TOTAL INVESTMENTS
(cost $2,508,091,902)(4)	100.8%	4,626,589,526
Liabilities in excess of other assets	(0.8)	(35,851,884)

NET ASSETS	100.0%	$4,590,737,642

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At February 28, 2015, the Fund had loaned securities with a total value of $148,952,218. This was secured by collateral of $42,241,272, which was received in cash and subsequently invested in short-term investments currently valued at $42,241,272 as reported in the Portfolio of Investments. Additional collateral of $109,838,059 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2015
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	08/01/2027 to 06/15/2044	$16,910
Federal National Mtg. Assoc.	2.00% to 4.00%	01/25/2032 to 02/25/2044	83,064
Government National Mtg. Assoc.	0.37% to 4.00%	04/20/2039 to 10/20/2044	19,429
United States Treasury Notes/Bonds	0.13% to 8.88%	05/15/2015 to 05/15/2044	109,718,656

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.
(5)	Security represents an investment in an affiliated company. See Note 4.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2015	Unrealized Appreciation (Depreciation)

800	Long	S&P 500 E-Mini Index	March 2015	$81,207,837	$84,112,000	$2,904,163

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$4,508,667,783	$—	$—	$4,508,667,783
Short-Term Investment Securities:
Registered Investment Companies	42,241,272	—	—	42,241,272
U.S. Government Treasuries	—	57,099,471	—	57,099,471
Repurchase Agreements	—	18,581,000	—	18,581,000

Total Investments at Value	$4,550,909,055	$75,680,471	$—	$4,626,589,526

Other Financial Instruments:†
Futures Contracts	$2,904,163	$—	$—	$2,904,163

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS - February 28, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.7%
Aerospace/Defense - 1.0%

Spirit AeroSystems Holdings, Inc., Class A†	24,415	$1,201,462

Aerospace/Defense-Equipment - 1.7%

United Technologies Corp.	16,570	2,020,049

Applications Software - 1.5%

Microsoft Corp.	40,554	1,778,293

Banks-Commercial - 1.1%

M&T Bank Corp.	11,190	1,353,990

Banks-Super Regional - 6.3%

PNC Financial Services Group, Inc.	31,193	2,868,508
Wells Fargo & Co.	84,966	4,655,287

		7,523,795

Beverages-Wine/Spirits - 0.8%

Diageo PLC ADR	7,820	929,407

Brewery - 1.3%

Anheuser-Busch InBev NV ADR	12,135	1,537,019

Building & Construction Products-Misc. - 1.3%

Fortune Brands Home & Security, Inc.	33,080	1,532,266

Building-Residential/Commercial - 1.1%

PulteGroup, Inc.	57,040	1,286,822

Cable/Satellite TV - 1.3%

Comcast Corp., Class A	26,614	1,580,339

Chemicals-Diversified - 1.9%

Dow Chemical Co.	28,813	1,418,752
E.I. du Pont de Nemours & Co.	10,892	847,942

		2,266,694

Coatings/Paint - 0.7%

Axalta Coating Systems, Ltd.†	29,620	841,208

Computers-Memory Devices - 1.8%

EMC Corp.	73,805	2,135,917

Cruise Lines - 0.8%

Norwegian Cruise Line Holdings, Ltd.†	20,240	998,237

Diversified Banking Institutions - 7.5%

Citigroup, Inc.	53,280	2,792,938
Goldman Sachs Group, Inc.	9,732	1,847,036
JPMorgan Chase & Co.	69,707	4,271,645

		8,911,619

Diversified Manufacturing Operations - 6.2%

3M Co.	8,020	1,352,573
Eaton Corp. PLC	24,675	1,752,172
General Electric Co.	81,234	2,111,272
Illinois Tool Works, Inc.	10,462	1,034,273
Ingersoll-Rand PLC	17,094	1,148,546

		7,398,836

Electric-Integrated - 2.7%

Edison International	16,924	1,087,367
Eversource Energy	27,824	1,439,892
NextEra Energy, Inc.	6,255	647,142

		3,174,401

Electronic Components-Semiconductors - 2.1%

Intel Corp.	73,522	2,444,606

Finance-Other Services - 1.3%

Intercontinental Exchange, Inc.	6,510	1,532,194

Food-Misc./Diversified - 1.1%

Kraft Foods Group, Inc.	21,321	1,365,823

Home Decoration Products - 1.1%

Newell Rubbermaid, Inc.	33,735	1,325,448

Hotels/Motels - 1.2%

Hilton Worldwide Holdings, Inc.†	51,450	1,454,492

Insurance Brokers - 1.4%

Marsh & McLennan Cos., Inc.	28,525	1,622,787

Insurance-Life/Health - 1.1%

Principal Financial Group, Inc.	25,519	1,305,807

Insurance-Multi-line - 2.9%

ACE, Ltd.	17,074	1,946,607
MetLife, Inc.	28,620	1,454,754

		3,401,361

Internet Security - 1.4%

Symantec Corp.	63,845	1,606,340

Investment Management/Advisor Services - 3.2%

Ameriprise Financial, Inc.	12,351	1,650,464
BlackRock, Inc.	5,668	2,105,209

		3,755,673

Medical Instruments - 1.6%

Medtronic PLC	24,775	1,922,292

Medical Products - 0.8%

Baxter International, Inc.	14,530	1,004,750

Medical-Biomedical/Gene - 1.8%

Amgen, Inc.	7,736	1,220,122
Gilead Sciences, Inc.†	8,940	925,558

		2,145,680

Medical-Drugs - 7.2%

AstraZeneca PLC ADR	18,500	1,274,650
Bristol-Myers Squibb Co.	25,760	1,569,299
Merck & Co., Inc.	54,258	3,176,263
Pfizer, Inc.	29,124	999,536
Roche Holding AG	5,629	1,528,070

		8,547,818

Medical-HMO - 1.9%

UnitedHealth Group, Inc.	20,255	2,301,576

Multimedia - 1.0%

Thomson Reuters Corp.	28,880	1,134,118

Networking Products - 3.0%

Cisco Systems, Inc.	121,619	3,588,977

Oil Companies-Exploration & Production - 4.1%

Anadarko Petroleum Corp.	11,960	1,007,391
EOG Resources, Inc.	14,260	1,279,407
Occidental Petroleum Corp.	12,010	935,339
Pioneer Natural Resources Co.	4,940	753,449
Southwestern Energy Co.†	36,554	916,774

		4,892,360

Oil Companies-Integrated - 4.7%

Chevron Corp.	23,721	2,530,556
Exxon Mobil Corp.	21,707	1,921,938
Marathon Oil Corp.	40,547	1,129,639

		5,582,133

Oil-Field Services - 1.0%

Halliburton Co.	27,550	1,182,997

Paper & Related Products - 1.0%

International Paper Co.	21,145	1,192,789

Real Estate Investment Trusts - 0.3%

Paramount Group, Inc.†	17,480	320,758

Retail-Apparel/Shoe - 0.9%

PVH Corp.	10,550	1,123,892

Retail-Building Products - 2.8%

Home Depot, Inc.	13,164	1,510,569
Lowe’s Cos., Inc.	24,110	1,786,310

		3,296,879

Retail-Discount - 1.0%

Dollar General Corp.†	16,100	1,169,182

Retail-Drug Store - 1.5%

CVS Health Corp.	17,704	1,838,914

Retail-Major Department Stores - 0.8%

Nordstrom, Inc.	11,910	957,921

Semiconductor Components-Integrated Circuits - 3.7%

Analog Devices, Inc.	18,869	1,104,591
Marvell Technology Group, Ltd.	91,570	1,476,108
Maxim Integrated Products, Inc.	52,305	1,799,031

		4,379,730

Steel-Producers - 1.2%

Nucor Corp.	12,065	567,417
Steel Dynamics, Inc.	43,826	798,510

		1,365,927

Telephone-Integrated - 1.5%

Verizon Communications, Inc.	36,895	1,824,458

Television - 1.1%

CBS Corp., Class B	21,175	1,251,443

Total Long-Term Investment Securities
(cost $83,675,751)		117,309,479

REPURCHASE AGREEMENTS - 0.3%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 02/28/2015, to be repurchased 03/02/2015 in the amount $413,000 collateralized by $440,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $426,030 (cost $413,000)	$413,000	413,000

TOTAL INVESTMENTS
(cost $84,088,751)(1)	99.0%	117,722,479
Other assets less liabilities	1.0	1,167,684

NET ASSETS	100.0%	$118,890,163

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 2):

	Level 1 -Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value*
Common Stocks	$117,309,479	$—	$—	$117,309,479
Repurchase Agreements	—	413,000	—	413,000

Total Investments at Value	$117,309,479	$413,000	$—	$117,722,479

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - February 28, 2015 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”) , etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of February 28, 2015 is reported on a schedule following each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Funds if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market I Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: Certain Funds may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the period ended February 28, 2015, the Global Strategy Fund used forward contracts to protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. As of February 28, 2015, the Global Strategy Fund had open forward contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the period ended February 28, 2015, the Asset Allocation Fund, Core Equity Fund, Dynamic Allocation Fund, Global Social Awareness Fund, Growth & Income Fund, International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, used futures contracts to increase exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. As of February 28, 2015, the following Funds had open futures contracts: Asset Allocation Fund, Core Equity Fund, Dynamic Allocation Fund, Global Social Awareness Fund, Growth & Income Fund, International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Options: Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended February 28, 2015, the Dynamic Allocation Fund and Health Sciences Fund used options contracts to facilitate trading, increase market exposure, generate income or seek protection against a decline in the value of the Funds’ securities or an increase in prices of securities that may be purchased. As of February 28, 2015, the Dynamic Allocation Fund and Health Sciences Fund had open option contracts, which are reported on a schedule following each Fund’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the period ended February 28, 2015 are summarized as follows:

	Written Options
	Dynamic Allocation		Health Sciences
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options Outstanding as of May 31, 2014	—	$—	437	$200,950
Options Written	730,041	9,294,103	1,220	721,682
Options terminated in closing purchase transactions	(632,041)	(8,618,333)	(383)	(185,695)
Options exercised	—	—	(321)	(147,696)
Options expired	—	—	(546)	$(393,702)

Options Outstanding as of February 28, 2015	98,000	$675,770	407	195,539

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to the Portfolio of Investments.

The following tables represent the value of derivatives held as of February 28, 2015, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of February 28, 2015, please refer to the schedule following each Fund’s Portfolio of Investments.

	Asset Allocation Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Future contracts (variation margin)(2)(3)	$40,770	$—

(1)	The Fund’s derivative contracts held during the period ended February 28, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $4,854,065
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $116,511 as reported in the Portfolio of Investments.

	Core Equity Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$5,680

(1)	The Fund’s derivative contracts held during the period ended February 28, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $729,769
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $63,006 as reported in the Portfolio of Investments.

	Dynamic Allocation Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Call and put options purchased, at value(2)	$1,839,450	$—
Call and put options written, at value(3)	—	581,200
Future contracts (variation margin)(4)(5)	—	369,200

	$1,839,450	$950,400

(1)	The Fund’s derivative contracts held during the period ended February 28, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity purchased options contracts was $646,607
(3)	The average value outstanding for equity written options contracts was $257,302
(4)	The average value outstanding for equity futures contracts was $66,390,778
(5)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $1,196,510 as reported in the Portfolio of Investments.

	Global Social Awareness Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$78,455

(1)	The Fund’s derivative contracts held during the period ended February 28, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $9,126,988
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $679,760 as reported in the Portfolio of Investments.

	Global Strategy Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Foreign exchange contracts(2)	$8,641,579	$2,025,153

(1)	The Fund’s derivative contracts held during the period ended February 28, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $173,798,846

	Growth & Income Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$1,420

(1)	The Fund’s derivative contracts held during the period ended February 28, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $962,334
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $8,189 as reported in the Portfolio of Investments.

	Health Sciences Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Call and put options written, at value(2)	$—	$497,513

(1)	The Fund’s derivative contracts held during the period ended February 28, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity written options contracts was $324,517

	International Equities Index Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$18,750

(1)	The Fund’s derivative contracts held during the period ended February 28, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $27,697,072
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $1,480,529 as reported in the Portfolio of Investments.

	Mid Cap Index Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$338,560

(1)	The Fund’s derivative contracts held during the period ended February 28, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $61,193,252
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $3,846,704 as reported in the Portfolio of Investments.

	Nasdaq-100R Index Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$53,515

(1)	The Fund’s derivative contracts held during the period ended February 28, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $11,195,548
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $626,006 as reported in the Portfolio of Investments.

	Small Cap Index Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$145,790

(1)	The Fund’s derivative contracts held during the period ended February 28, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $21,406,433
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $1,483,363 as reported in the Portfolio of Investments.

	Stock Index Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$284,000

(1)	The Fund’s derivative contracts held during the period ended February 28, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $92,195,667
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $2,904,163 as reported in the Portfolio of Investments.

Note 3. Repurchase Agreements

As of February 28, 2015, the following Funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
Dividend Value	0.87%	$1,555,000
International Equities Index	2.11%	3,779,000
Mid Cap Index	11.45%	20,526,000
Money Market I	2.65%	4,745,000
Nasdaq-100® Index	6.46%	11,585,000
Small Cap Index	8.22%	14,747,000
Stock Index	10.36%	18,581,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated February 27, 2015, bearing interest at a rate of 0.00% per annum, with a principal amount of $179,305,000, a repurchase price of $179,305,000, and a maturity date of March 2, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	8.00%	11/15/2021	$116,875,000	$165,580,669
U.S. Treasury Notes	0.75%	3/31/2018	17,435,000	17,311,804

Note 4. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Funds owned shares of various VALIC Co. I or VALIC Co. II Funds and securities issued by American International Group (“AIG”) or an affiliate thereof. During the period ended February 28, 2015, transactions in these securities were as follows:

Dynamic Allocation Fund

Security	Value at 05/31/2014	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 02/28/2015
VALIC Co. I Blue Chip Growth Fund	$10,158,904	$—	$1,074,177	$1,816,837	$423,922	$113,623	$356,637	$12,022,079
VALIC Co. I Broad Cap Value Income Fund	10,183,124	182,112	337,293	1,262,065	423,922	110,099	178,844	11,310,210
VALIC Co. I Capital Conservation Fund	14,245,965	285,266	—	1,324,990	593,491	(7,948)	160,242	15,129,758
VALIC Co. I Dividend Value Fund	6,208,175	135,042	410,554	991,192	254,353	61,997	(78,062)	6,928,949
VALIC Co. I Emerging Economies Fund	6,256,988	128,445	—	574,041	254,353	(11,364)	(373,267)	6,192,045
VALIC Co. I Foreign Value Fund	6,564,665	294,712	—	6,548,726	423,922	47,658	(1,226,441)	11,510,686
VALIC Co. I Global Real Estate Fund	4,283,433	119,738	120,719	537,521	169,569	5,929	104,363	4,761,677
VALIC Co. I Government Securities Fund	9,822,076	185,916	—	777,454	2,039,138	(77,893)	143,689	8,626,188
VALIC Co. I Growth & Income Fund	5,992,051	45,094	—	339,567	1,919,569	431,755	30,471	4,874,275
VALIC Co. I Growth Fund	10,438,887	69,037	1,293,405	2,105,101	423,922	110,999	(332,113)	11,898,952
VALIC Co. I Inflation Protected Fund	4,100,582	78,562	7,820	383,447	169,569	(9,582)	(120,388)	4,184,490
VALIC Co. I International Equities Index Fund	7,873,485	144,683	—	439,157	3,869,569	540,174	(796,024)	4,187,223
VALIC Co. I International Government Bond Fund	2,069,373	49,758	5,310	203,600	84,784	(4,966)	(148,333)	2,034,890
VALIC Co. I International Growth Fund	6,147,311	153,692	68,151	5,229,394	401,839	53,471	(206,077)	10,822,260
VALIC Co. I Large Cap Core Fund	6,547,769	97,555	1,373,932	3,818,205	339,138	77,880	(473,776)	9,630,940
VALIC Co. I Large Capital Growth	—	36,639	1,176,180	7,865,075	88,586	388	(752,029)	7,024,848
VALIC Co. I Stock Index Fund	31,482,774	532,387	1,197,847	3,958,213	3,080,531	753,359	900,035	34,013,850
VALIC Co. I Value Fund	10,405,675	168,053	—	910,713	423,922	114,953	716,619	11,724,038
VALIC Co. II Capital Appreciation Fund	6,137,045	—	—	445,595	254,353	68,495	608,841	7,005,623
VALIC Co. II Core Bond Fund	14,261,635	—	—	1,039,724	593,491	5,247	398,058	15,111,173
VALIC Co. II High Yield Bond Fund	2,040,344	—	—	148,531	84,784	3,219	20,635	2,127,945
VALIC Co. II Large Cap Value Fund	6,215,066	—	—	385,679	6,758,105	933,447	(776,087)	—
VALIC Co. II Mid Cap Growth Fund	5,896,773	—	—	350,364	2,366,356	169,789	212,008	4,262,578
VALIC Co. II Mid Cap Value Fund	6,230,975	—	—	350,364	2,366,356	367,617	(165,419)	4,417,181
VALIC Co. II Small Cap Growth Fund	3,604,003	—	—	297,064	169,569	28,143	541,390	4,301,031
VALIC Co. II Small Cap Value Fund	4,017,507	—	—	297,064	169,569	27,039	249,541	4,421,582
VALIC Co. II Strategic Bond Fund	4,423,046	—	—	2,148,185	254,353	714	61,517	6,379,109

	$205,607,631	$2,706,691	$7,065,388	$44,547,868	$28,401,035	$3,914,242	$(765,126)	$224,903,580

Stock Index Fund

Security	Value at 05/31/2014	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 02/28/2015
American International Group, Inc. Common Stock	$20,151,348	$137,113	$—	$—	$1,899,181	$909,947	$(476,620)	$18,685,494

Note 5. Federal Income Taxes

As of February 28, 2015, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$182,519,306	$11,886,418	$(3,378,376)	$8,508,042
Blue Chip Growth	410,952,880	265,278,767	(7,165,466)	258,113,301
Broad Cap Value Income	51,345,951	15,983,638	(2,235,547)	13,748,091
Capital Conservation	276,431,675	5,477,997	(955,080)	4,522,917
Core Equity	219,353,710	62,700,803	(5,015,392)	57,685,411
Dividend Value	555,844,194	137,655,251	(9,461,185)	128,194,066
Dynamic Allocation	256,685,683	17,290,005	(1,948,737)	15,341,268
Emerging Economies	673,925,264	84,515,399	(60,771,773)	23,743,626
Foreign Value	1,035,795,913	127,459,429	(106,162,317)	21,297,112
Global Real Estate	489,576,923	70,647,182	(16,768,529)	53,878,653
Global Social Awareness	411,081,634	42,189,991	(16,724,986)	25,465,005
Global Strategy	477,267,795	88,323,147	(37,627,178)	50,695,969
Government Securities	159,919,093	5,515,907	(478,098)	5,037,809
Growth	974,652,993	163,192,069	(15,857,435)	147,334,634
Growth & Income	102,911,789	22,141,314	(1,904,402)	20,236,912
Health Sciences	570,629,993	331,763,692	(3,697,080)	328,066,612
Inflation Protected	491,371,340	27,581,694	(11,888,993)	15,692,701
International Equities Index	1,019,421,569	125,420,999	(83,181,003)	42,239,996
International Government Bond	185,865,975	5,251,862	(13,943,970)	(8,692,108)
International Growth	540,831,187	114,972,709	(22,801,880)	92,170,829
Large Cap Core	153,344,094	33,937,826	(1,508,250)	32,429,576
Large Capital Growth	365,674,339	71,938,686	(3,430,629)	68,508,057
Mid Cap Index	2,511,525,954	1,180,686,198	(128,622,879)	1,052,063,319
Mid Cap Strategic Growth	281,268,498	69,828,976	(16,564,851)	53,264,125
Money Market I	347,512,635	—	—	—
Nasdaq-100® Index	178,029,104	153,794,642	(2,500,127)	151,294,515
Science & Technology	912,221,088	183,323,310	(23,645,073)	159,678,237
Small Cap Aggressive Growth	103,915,954	22,370,515	(3,328,131)	19,042,384
Small Cap	286,300,869	105,506,760	(17,397,908)	88,108,852
Small Cap Index	935,281,222	402,473,558	(101,873,759)	300,599,799
Small Cap Special Values	219,808,989	45,465,681	(10,546,781)	34,918,900
Small-Mid Growth	122,388,160	26,082,506	(3,217,545)	22,864,961
Stock Index	2,558,983,132	2,189,400,468	(121,794,074)	2,067,606,394
Value	84,289,427	34,793,768	(1,360,716)	33,433,052

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	April 28, 2015

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	April 28, 2015